UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Eric Wietsma

100 Bright Meadow Blvd, Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/15

Date of reporting period: 6/30/15

Item 1.	Reports to Stockholders.

MassMutual Select Funds

Semiannual Report

June 30, 2015

MassMutual FINANCIAL GROUP®

We'll help you get there®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm.”

June 30, 2015

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2015. Stock indexes measuring the performance of U.S. and foreign stocks advanced during the period, with technology stocks, U.S. small- and mid-cap shares, and equities of foreign developed and emerging markets prevailing over U.S. blue-chip and large-cap stocks. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, creating periods of market volatility in response throughout the period. Greece’s debt woes and speculation over whether the country would wind up exiting the euro as its national currency drew headlines and drove additional choppiness in financial markets worldwide. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment. Against the overall backdrop, the price of West Texas Intermediate crude oil started the period at $53.45 per barrel and gyrated in the range between $44 and $54 into early spring before tracing a jagged path to finish June at $59.48. The average price of gasoline in the U.S. fell to as low as around $2.13 a gallon in late January, but showed an overall trend of advancement until the end of June, finishing the period at about $2.88 and giving consumers little relief at the pumps. The price of gold spiked to nearly $1296 per ounce in late January, dropped to less than $1148 in mid-March, and finished June at $1171.

Key events that characterized the period

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

February brought renewed optimism among stock investors amid some stabilization in oil’s price and favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports offered a mixed picture of the U.S. economy, however. According to data released in the first quarter, gross domestic product (“GDP) expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

The possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), air strikes in Yemen by Saudi Arabia, and concern about the upcoming second-quarter earnings season were other factors unsettling the market as the first quarter wound to a close.

U.S. stocks were choppy in the second quarter of 2015 and most indexes made little headway in either direction. Investors sought clarity on a number of issues, including the debt problems of Greece, the sustainability of the U.S. economic recovery following a weak first quarter, the timing of the Fed’s first interest-rate hike since mid-2006 – widely expected later this year or next – and the near-term path of crude oil and the U.S. dollar, both of which had sizable moves in the second half of 2014 and early 2015.

Greece dominated the headlines in the final week of the quarter. Despite repeated efforts to forge an agreement with other countries in the European Union to reschedule its debt, Greece was unable to

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

make a loan payment to the International Monetary Fund of €1.6 billion (euro), or roughly $1.8 billion, by the June 30 deadline. Greek banks and markets closed the week of June 29 through July 3. In response, global stock markets fell sharply on Monday, June 29, but stabilized on the final day of the quarter.

On the U.S. economic front, the news was somewhat encouraging – but still mixed. First-quarter GDP, reflecting broad economic activity and widely thought to have been curbed by severe winter weather, had originally been reported at -0.7% but underwent an upward revision to -0.2%. Nonfarm payrolls bounced back nicely in April and May after falling well short of estimates in March; however, industrial production remained weak amid headwinds from lower oil prices and the stronger dollar.

The Fed’s Open Market Committee met in April and June, deciding both times to leave short-term interest rates unchanged. Crude oil, the focus of so much attention in prior quarters due to its steep decline, receded from the limelight in the second quarter when prices for the commodity rose.

Stocks primarily rose for the six months ended June 30, 2015, but gains were minimal in some key benchmarks. The technology-heavy NASDAQ Composite® Index rose 5.90% to lead the major market indexes for the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 4.75% over the six months and outpaced the 1.23% advance of the large-cap stock S&P 500® Index advanced and the 0.03% return of the blue-chip Dow Jones Industrial AverageSM. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 5.52% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, rose 2.95%. Fixed-income investments declined during the period, with the Barclays U.S. Aggregate Bond Index falling 0.10%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. If you work with a financial professional, you may want to consult him or her to assess your plan and help ensure you are on track to reach your financial goals. While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm. By tailoring your mix of investments to your risk tolerance and the amount of time you have to invest, you can develop and maintain a financial strategy that can help you pursue your goals. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees, expenses, or (if applicable) taxes and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund , and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/15

U.S. Government Agency Obligations and Instrumentalities	28.3%
Non-U.S. Government Agency Obligations	27.9%
U.S. Treasury Obligations	21.4%
Corporate Debt	21.3%
Municipal Obligations	2.5%

Total Long-Term Investments	101.4%
Short-Term Investments and Other Assets and Liabilities	(1.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/15

Corporate Debt	29.6%
U.S. Government Agency Obligations and Instrumentalities	22.0%
Non-U.S. Government Agency Obligations	16.4%
U.S. Treasury Obligations	10.6%
Sovereign Debt Obligations	7.5%
Bank Loans	3.5%
Municipal Obligations	0.1%
Preferred Stock	0.1%

Total Long-Term Investments	89.8%
Short-Term Investments and Other Assets and Liabilities	10.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Loomis, Sayles & Company, L.P. (Loomis Sayles) which was responsible for approximately 41% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 59% of the Fund’s portfolio, as of June 30, 2015.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	4.0%
JP Morgan Chase & Co.	3.2%
Wells Fargo & Co.	3.0%
Microsoft Corp.	2.9%
General Electric Co.	2.2%
Bank of America Corp.	2.2%
Pfizer, Inc.	2.1%
Merck & Co., Inc.	1.9%
Exxon Mobil Corp.	1.9%
UnitedHealth Group, Inc.	1.8%

25.2%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	27.6%
Consumer, Non-cyclical	18.8%
Industrial	13.1%
Technology	10.9%
Consumer, Cyclical	7.6%
Communications	7.5%
Energy	7.2%
Basic Materials	2.8%
Utilities	2.5%
Mutual Funds	0.6%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Wells Fargo & Co.	4.1%
JP Morgan Chase & Co.	3.9%
Cisco Systems, Inc.	3.2%
Merck & Co., Inc.	2.6%
Citigroup, Inc.	2.5%
PNC Financial Services Group, Inc.	2.2%
Chevron Corp.	1.9%
Intel Corp.	1.9%
General Electric Co.	1.8%
Eaton Corp. PLC	1.6%

25.7%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	26.8%
Consumer, Non-cyclical	16.6%
Industrial	11.0%
Energy	10.5%
Consumer, Cyclical	10.4%
Communications	10.1%
Technology	6.9%
Basic Materials	3.9%
Utilities	2.4%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Large Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index. The Fund’s subadvisers are Huber Capital Management, LLC (Huber Capital Management), which was responsible for approximately 58% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which managed approximately 42% of the Fund’s portfolio, as of June 30, 2015.

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/15

CNO Financial Group, Inc.	4.1%
Pfizer, Inc.	4.0%
JP Morgan Chase & Co.	4.0%
Bank of America Corp.	3.8%
Merck & Co., Inc.	3.7%
Philip Morris International, Inc.	3.4%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
CA, Inc.	2.7%
Eli Lilly & Co.	2.6%

34.1%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	25.1%
Consumer, Non-cyclical	22.5%
Industrial	14.8%
Energy	8.6%
Technology	7.5%
Consumer, Cyclical	7.5%
Communications	5.0%
Mutual Funds	3.6%
Utilities	3.3%
Basic Materials	3.0%

Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index* (the “Index”). The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	3.9%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Wells Fargo & Co.	1.4%
JP Morgan Chase & Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.3%
The Procter & Gamble Co.	1.1%
Pfizer, Inc.	1.1%

16.9%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	24.3%
Financial	16.0%
Communications	12.7%
Technology	12.5%
Consumer, Cyclical	10.0%
Industrial	9.5%
Energy	7.8%
Basic Materials	2.9%
Utilities	2.8%
Diversified	0.0%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Focused Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. The Fund’s subadviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Wells Fargo & Co.	7.0%
American International Group, Inc.	6.6%
Intel Corp.	6.1%
General Motors Co.	6.0%
JP Morgan Chase & Co.	5.5%
Amazon.com, Inc.	5.3%
Glencore PLC ADR (Switzerland)	5.3%
Aon PLC	5.0%
Microsoft Corp.	4.6%
BlackRock, Inc.	4.5%

55.9%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	36.0%
Technology	12.9%
Consumer, Cyclical	11.8%
Communications	9.7%
Energy	7.2%
Basic Materials	5.3%
Industrial	4.2%
Consumer, Non-cyclical	2.1%

Total Long-Term Investments	89.2%
Short-Term Investments and Other Assets and Liabilities	10.8%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Apple, Inc.	6.9%
Oracle Corp.	3.3%
Microsoft Corp.	3.2%
Google, Inc. Class C	2.8%
Gilead Sciences, Inc.	2.5%
The Home Depot, Inc.	2.4%
Amazon.com, Inc.	2.2%
Facebook, Inc. Class A	2.2%
Cisco Systems, Inc.	2.0%
Aetna, Inc.	1.7%

29.2%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	30.0%
Technology	23.4%
Communications	18.8%
Consumer, Cyclical	15.2%
Industrial	5.2%
Financial	5.0%
Basic Materials	1.2%
Mutual Funds	0.9%
Energy	0.9%

Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 71% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 29% of the Fund’s portfolio, as of June 30, 2015. Effective January 9, 2015, Loomis Sayles was added as a co-subadviser to the Fund.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Amazon.com, Inc.	5.4%
Facebook, Inc. Class A	3.7%
Visa, Inc. Class A	3.3%
Google, Inc. Class C	2.4%
McKesson Corp.	2.1%
Google, Inc. Class A	2.1%
The Priceline Group, Inc.	2.1%
Danaher Corp.	2.0%
Biogen, Inc.	1.9%
MasterCard, Inc. Class A	1.9%

26.9%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	35.2%
Communications	25.9%
Consumer, Cyclical	11.9%
Technology	9.0%
Industrial	8.1%
Financial	5.4%
Basic Materials	2.3%
Energy	1.9%
Mutual Funds	0.0%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 51% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 49% of the Fund’s portfolio, as of June 30, 2015.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/15

Visa, Inc. Class A	6.3%
Baidu, Inc. Sponsored ADR (Cayman Islands)	3.8%
Biogen, Inc.	3.7%
Salesforce.com, Inc.	3.2%
Facebook, Inc. Class A	3.0%
Nike, Inc. Class B	2.8%
Adobe Systems, Inc.	2.7%
Celgene Corp.	2.7%
QUALCOMM, Inc.	2.7%
Google, Inc. Class A	2.7%

33.6%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 6/30/15

Communications	32.3%
Consumer, Non-cyclical	27.7%
Technology	15.9%
Consumer, Cyclical	10.0%
Energy	6.4%
Financial	5.3%
Mutual Funds	2.3%
Basic Materials	1.4%

Total Long-Term Investments	101.3%
Short-Term Investments and Other Assets and Liabilities	(1.3)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The Fund’s subadvisers are Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 58% of the Fund’s portfolio; and NFJ Investment Group LLC (NFJ), which managed approximately 42% of the Fund’s portfolio, as of June 30, 2015.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/15

The Hartford Financial Services Group, Inc.	1.8%
International Paper Co.	1.5%
Allison Transmission Holdings, Inc.	1.4%
E*TRADE Financial Corp.	1.4%
CBRE Group, Inc. Class A	1.4%
Level 3 Communications, Inc.	1.3%
CBL & Associates Properties, Inc.	1.3%
Webster Financial Corp.	1.3%
SunTrust Banks, Inc.	1.2%
Valero Energy Corp.	1.2%

13.8%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	29.1%
Consumer, Non-cyclical	15.2%
Industrial	10.2%
Technology	9.9%
Consumer, Cyclical	9.5%
Utilities	7.4%
Energy	6.4%
Basic Materials	5.8%
Communications	5.3%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 56% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 44% of the Fund’s portfolio, as of June 30, 2015.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/15

Haemonetics Corp.	2.0%
Texas Capital Bancshares, Inc.	1.8%
Tempur Sealy International, Inc.	1.7%
City National Corp.	1.6%
Belden, Inc.	1.5%
The Men’s Wearhouse, Inc.	1.5%
Whirlpool Corp.	1.5%
Barnes Group, Inc.	1.5%
Trex Co., Inc.	1.4%
Fairchild Semiconductor International, Inc.	1.4%

15.9%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 6/30/15

Industrial	28.2%
Financial	17.4%
Consumer, Cyclical	17.2%
Consumer, Non-cyclical	14.1%
Technology	9.7%
Basic Materials	3.6%
Utilities	2.6%
Energy	2.6%
Diversified	0.5%

Total Long-Term Investments	95.9%
Short-Term Investments and Other Assets and Liabilities	4.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 41% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 29% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 30% of the Fund’s portfolio, as of June 30, 2015. Effective January 12, 2015, Invesco replaced EARNEST Partners, LLC as a co-subadviser to the Fund.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/15

Radian Group, Inc.	1.5%
Hilltop Holdings Inc.	0.8%
Great Western Bancorp, Inc.	0.8%
Synovus Financial Corp.	0.8%
WSFS Financial Corp.	0.7%
CNO Financial Group, Inc.	0.7%
Popular, Inc.	0.7%
LaSalle Hotel Properties	0.7%
Portland General Electric Co.	0.7%
Atmos Energy Corp.	0.7%

8.1%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 6/30/15

Financial	34.4%
Consumer, Non-cyclical	15.3%
Industrial	13.6%
Consumer, Cyclical	11.7%
Mutual Funds	6.6%
Communications	5.2%
Utilities	4.8%
Technology	4.8%
Energy	3.5%
Basic Materials	3.3%
Diversified	0.2%

Total Long-Term Investments	103.4%
Short-Term Investments and Other Assets and Liabilities	(3.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/15

Advance Auto Parts, Inc.	0.7%
Church & Dwight Co., Inc.	0.6%
Signet Jewelers Ltd.	0.6%
Mettler-Toledo International, Inc.	0.6%
Centene Corp.	0.6%
Foot Locker, Inc.	0.6%
Hologic, Inc.	0.6%
Jarden Corp.	0.6%
LKQ Corp.	0.6%
Omnicare, Inc.	0.6%

6.1%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 6/30/15

Financial	22.3%
Consumer, Non-cyclical	17.2%
Industrial	16.9%
Consumer, Cyclical	13.9%
Technology	10.1%
Basic Materials	4.9%
Energy	4.7%
Mutual Funds	4.1%
Utilities	4.1%
Communications	3.0%

Total Long-Term Investments	101.2%
Short-Term Investments and Other Assets and Liabilities	(1.2)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/15

Team Health Holdings, Inc.	0.2%
Manhattan Associates, Inc.	0.2%
Cepheid, Inc.	0.2%
Tyler Technologies, Inc.	0.2%
MAXIMUS, Inc.	0.2%
Investors Bancorp, Inc.	0.2%
HealthSouth Corp.	0.2%
West Pharmaceutical Services, Inc.	0.2%
Neurocrine Biosciences, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%

2.0%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 6/30/15

Financial	23.2%
Consumer, Non-cyclical	21.5%
Consumer, Cyclical	13.0%
Industrial	12.3%
Mutual Funds	11.2%
Technology	10.2%
Communications	6.3%
Energy	3.4%
Utilities	3.1%
Basic Materials	3.0%
Diversified	0.3%

Total Long-Term Investments	107.5%
Short-Term Investments and Other Assets and Liabilities	(7.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Equity II Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 80% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 20% of the Fund’s portfolio, as of June 30, 2015.

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 6/30/15

Fiserv, Inc.	1.8%
Pall Corp.	1.6%
CarMax, Inc.	1.5%
O’Reilly Automotive, Inc.	1.5%
Altera Corp.	1.4%
IHS, Inc. Class A	1.4%
Textron, Inc.	1.4%
Global Payments, Inc.	1.4%
Norwegian Cruise Line Holdings Ltd.	1.3%
Roper Technologies, Inc.	1.3%

14.6%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	25.9%
Industrial	17.8%
Consumer, Cyclical	16.4%
Technology	13.5%
Financial	9.1%
Communications	6.8%
Mutual Funds	5.6%
Energy	3.5%
Basic Materials	2.9%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 58% of the Fund’s portfolio; Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 20% of the Fund’s portfolio; and Montibus Capital Management LLC (Montibus), which oversaw approximately 22% of the Fund’s portfolio, as of June 30, 2015. Effective July 7, 2015, OFI Global Institutional, Inc. (“OFI Global”) replaced Montibus as a co-subadviser to the Fund.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/15

DexCom, Inc.	1.6%
Acadia Healthcare Co., Inc.	1.5%
Tyler Technologies, Inc.	1.2%
Veeva Systems, Inc. Class A	1.2%
Cognex Corp.	1.2%
LDR Holding Corp.	1.2%
Five Below, Inc.	1.1%
Imax Corp.	1.1%
Virtusa Corp.	1.1%
ExamWorks Group, Inc.	1.0%

12.2%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	25.2%
Technology	17.4%
Industrial	15.9%
Consumer, Cyclical	15.3%
Financial	11.9%
Mutual Funds	9.2%
Communications	4.7%
Energy	2.8%
Basic Materials	2.6%
Diversified	0.9%
Utilities	0.4%

Total Long-Term Investments	106.3%
Short-Term Investments and Other Assets and Liabilities	(6.3)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadviser is Montibus Capital Management LLC (Montibus).

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about September 28, 2015 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

MassMutual Select Small Company Growth Fund Largest Holdings (% of Net Assets) on 6/30/15

Infoblox, Inc.	2.0%
Jack in the Box, Inc.	1.9%
Cavium, Inc.	1.9%
SPS Commerce, Inc.	1.8%
MAXIMUS, Inc.	1.8%
Fiesta Restaurant Group, Inc.	1.8%
Euronet Worldwide, Inc.	1.7%
Five Below, Inc.	1.7%
Chuy’s Holdings, Inc.	1.7%
Akorn, Inc.	1.7%

18.0%

MassMutual Select Small Company Growth Fund Sector Table (% of Net Assets) on 6/30/15

Consumer, Non-cyclical	29.4%
Consumer, Cyclical	22.6%
Technology	19.1%
Industrial	9.7%
Financial	7.0%
Mutual Funds	6.5%
Communications	5.0%
Basic Materials	2.3%
Diversified	1.5%
Energy	1.5%

Total Long-Term Investments	104.6%
Short-Term Investments and Other Assets and Liabilities	(4.6)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified International Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities from developed countries included in the MSCI EAFE Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries and typically does not invest in U.S. companies. The Fund may invest a substantial part of its asset in just one region or country. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 6/30/15

Toyota Motor Corp.	3.2%
Vodafone Group PLC	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Total SA	2.5%
Novartis AG	2.0%
Barclays PLC	1.9%
BNP Paribas	1.9%
AXA SA	1.9%
Nippon Telegraph & Telephone Corp.	1.9%
Prudential PLC	1.9%

23.1%

MassMutual Select Diversified International Fund Sector Table (% of Net Assets) on 6/30/15

Financial	33.8%
Consumer, Cyclical	19.6%
Consumer, Non-cyclical	11.6%
Communications	8.8%
Industrial	7.6%
Energy	6.3%
Basic Materials	4.2%
Utilities	3.7%
Mutual Funds	3.6%
Technology	2.6%

Total Long-Term Investments	101.8%
Short-Term Investments and Other Assets and Liabilities	(1.8)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Advisers. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 6/30/15

Nestle SA	1.8%
Novartis AG	1.7%
Roche Holding AG	1.5%
Toyota Motor Corp.	1.4%
HSBC Holdings PLC	1.3%
BP PLC	0.9%
Sanofi	0.9%
Bayer AG	0.9%
Royal Dutch Shell PLC Class A	0.8%
Commonwealth Bank of Australia	0.8%

12.0%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 6/30/15

Financial	25.9%
Consumer, Non-cyclical	22.9%
Consumer, Cyclical	12.5%
Industrial	12.5%
Communications	7.5%
Basic Materials	5.6%
Mutual Funds	5.5%
Energy	5.0%
Utilities	3.5%
Technology	2.4%
Diversified	0.8%

Total Long-Term Investments	104.1%
Short-Term Investments and Other Assets and Liabilities	(4.1)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 51% of the Fund’s portfolio; Harris Associates L.P. (Harris), which oversaw approximately 26% of the Fund’s portfolio; and J.P. Morgan Investment Management Inc. (J.P. Morgan), which managed approximately 23% of the Fund’s portfolio as of June 30, 2015.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 6/30/15

Nestle SA	2.4%
Bayer AG	2.4%
Honda Motor Co. Ltd.	2.1%
WPP PLC	1.8%
Toyota Motor Corp.	1.7%
Danone SA	1.7%
Roche Holding AG	1.6%
BNP Paribas	1.6%
Credit Suisse Group	1.6%
Compass Group PLC	1.6%

18.5%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 6/30/15

Financial	23.7%
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	18.2%
Industrial	13.1%
Communications	5.7%
Basic Materials	5.1%
Technology	5.1%
Mutual Funds	4.3%
Energy	2.8%
Diversified	1.5%
Utilities	1.5%

Total Long-Term Investments	102.6%
Short-Term Investments and Other Assets and Liabilities	(2.6)%

Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.4%

CORPORATE DEBT — 21.3%
Airlines — 0.8%
America West Airlines, Inc. 8.057% 1/02/22	$1,078,615	$1,213,442
Continental Airlines, Inc. 5.983% 10/19/23	3,840,424	4,282,072
Continental Airlines, Inc. 6.545% 8/02/20	752,117	824,020
Continental Airlines, Inc. 8.048% 5/01/22	2,363,409	2,679,396
US Airways, Inc. 7.125% 4/22/25	1,412,027	1,637,952

		10,636,882

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	1,110,000	1,099,388
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,371,792

		2,471,180

Automotive & Parts — 0.1%
ZF NA Capital, Inc. (a) 4.500% 4/29/22	860,000	842,413

Banks — 5.5%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,126,544
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,799,407
Bank of America NA FRN 0.696% 5/08/17	2,500,000	2,496,182
Citigroup, Inc. FRN 0.832% 8/25/36	2,000,000	1,558,304
Credit Suisse FRN 0.772% 5/26/17	2,900,000	2,891,593
ING Bank NV FRN (a) 0.610% 1/04/16	13,000,000	13,004,992
JP Morgan Chase & Co. FRN 0.827% 4/25/18	2,700,000	2,701,412
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,904,799
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,757,130
Lloyds Banking Group PLC 4.500% 11/04/24	4,000,000	4,002,352
Rabobank Nederland NY FRN 0.609% 4/28/17	3,900,000	3,901,973
Royal Bank of Scotland Group PLC 2.550% 9/18/15	3,000,000	3,008,388

	Principal Amount	Value
Royal Bank of Scotland Group PLC 6.400% 10/21/19	$1,250,000	$1,396,905
UBS AG 7.625% 8/17/22	4,400,000	5,156,796

		76,706,777

Beverages — 0.1%
DS Services of America, Inc. (a) 10.000% 9/01/21	1,400,000	1,638,000

Diversified Financial — 5.0%
Ally Financial, Inc. 5.500% 2/15/17	2,100,000	2,189,250
Citigroup, Inc. 6.125% 11/21/17	2,000,000	2,199,944
Federal Home Loan Banks STEP 1.250% 6/28/30	6,970,000	6,937,062
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	20,022,211
Ford Motor Credit Co. LLC FRN 0.726% 11/08/16	5,400,000	5,387,402
General Electric Capital Corp. 3.100% 1/09/23	4,000,000	3,988,976
General Electric Capital Corp. 6.875% 1/10/39	2,500,000	3,356,685
The Goldman Sachs Group, Inc. FRN 0.731% 3/22/16	7,800,000	7,794,984
The Goldman Sachs Group, Inc. FRN 1.884% 11/29/23	1,200,000	1,219,636
International Lease Finance Corp. 8.625% 9/15/15	6,900,000	6,986,250
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,405,378
Morgan Stanley 4.000% 7/24/15	5,000,000	5,008,365
Morgan Stanley 4.750% 3/22/17	1,400,000	1,476,924

		68,973,067

Electric — 1.2%
Berkshire Hathaway Energy Co. 4.500% 2/01/45	1,000,000	984,127
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,273,047
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	5,500,000	5,725,467
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,840,340
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	1,906,928
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,106,890

		16,836,799

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.3%
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	$800,000	$942,134
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,392,357

		4,334,491

Health Care – Services — 0.5%
Community Health Systems, Inc. 5.125% 8/15/18	3,000,000	3,075,000
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	1,400,000	1,347,500
HCA, Inc. 6.500% 2/15/20	2,150,000	2,402,625

		6,825,125

Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750% 10/15/20	1,975,000	2,024,375

Insurance — 2.6%
American International Group, Inc. 5.050% 10/01/15	12,500,000	12,626,275
Farmers Exchange Capital II VRN (a) 6.151% 11/01/53	1,750,000	1,862,859
Farmers Exchange Capital III VRN (a) 5.454% 10/15/54	4,540,000	4,438,890
The Guardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	2,919,108
Principal Life Global Funding II (a) 1.200% 5/19/17	6,300,000	6,296,516
Teachers Insurance & Annuity Association of America VRN (a) 4.375% 9/15/54	4,000,000	4,020,596
ZFS Finance USA Trust II VRN (a) 6.450% 6/15/16	3,000,000	3,068,310

		35,232,554

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	919,050
BP Capital Markets PLC 3.535% 11/04/24	5,000,000	4,954,135
Canadian Natural Resources Ltd. 3.900% 2/01/25	1,600,000	1,580,896
Chesapeake Energy Corp. 6.625% 8/15/20	1,500,000	1,462,500
Continental Resources, Inc. 4.900% 6/01/44	1,000,000	842,207
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,084,558

	Principal Amount	Value
Shell International Finance BV 4.375% 5/11/45	$1,415,000	$1,396,707

		12,240,053

Pharmaceuticals — 0.2%
VRX Escrow Corp. (a) 5.875% 5/15/23	821,000	841,525
VRX Escrow Corp. (a) 6.125% 4/15/25	1,500,000	1,543,125

		2,384,650

Pipelines — 1.4%
Boardwalk Pipelines LP 3.375% 2/01/23	5,000,000	4,533,860
Energy Transfer Partners LP 3.600% 2/01/23	4,790,000	4,536,130
Energy Transfer Partners LP 5.950% 10/01/43	750,000	735,012
EnLink Midstream Partners LP 5.050% 4/01/45	2,650,000	2,403,195
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	1,500,000	1,466,250
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	2,010,000	2,143,162
Sabine Pass Liquefaction LLC 6.250% 3/15/22	2,000,000	2,070,000
Spectra Energy Partners LP 4.500% 3/15/45	1,610,000	1,426,301

		19,313,910

Real Estate — 0.3%
Scentre Group Trust 1/Scentre Group Trust 2 (a) 2.375% 11/05/19	4,600,000	4,583,624

Real Estate Investment Trusts (REITS) — 0.4%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,106,870
ARC Properties Operating Partnership LP 2.000% 2/06/17	2,105,000	2,041,850
Health Care REIT, Inc. 3.750% 3/15/23	1,300,000	1,286,969

		5,435,689

Retail — 0.4%
Walgreens Boots Alliance, Inc. FRN 0.726% 5/18/16	5,000,000	4,999,230

Semiconductors — 0.0%
NXP BV / NXP Funding LLC (a) 4.625% 6/15/22	650,000	641,062

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.0%
Microsoft Corp. 3.750% 2/12/45	$600,000	$540,985

Telecommunications — 1.3%
Altice US Finance I Corp. (a) 5.375% 7/15/23	2,785,000	2,715,375
AT&T, Inc. 4.750% 5/15/46	2,900,000	2,638,925
Sprint Communications, Inc. 9.125% 3/01/17	1,340,000	1,450,550
Verizon Communications, Inc. FRN 2.036% 9/14/18	7,300,000	7,552,179
Verizon Communications, Inc. 2.500% 9/15/16	617,000	627,011
Verizon Communications, Inc. 3.650% 9/14/18	2,300,000	2,419,110

		17,403,150

TOTAL CORPORATE DEBT (Cost $295,248,998)		294,064,016

MUNICIPAL OBLIGATIONS — 2.5%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,184,393
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	5,027,517
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,622,766
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,114,400
New York State Dormitory Authority 5.051% 9/15/27	600,000	677,010
State of California 7.950% 3/01/36	700,000	847,182

		34,473,268

TOTAL MUNICIPAL OBLIGATIONS (Cost $29,284,165)		34,473,268

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.9%
Automobile ABS — 0.9%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	7,276,951	7,276,544
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2 0.400% 12/15/16	4,925,273	4,925,437

		12,201,981

	Principal Amount	Value
Commercial MBS — 4.6%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.815% 2/24/51	$6,161,623	$6,393,155
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	32,799,822
Commercial Mortgage Trust, Series 2007-CD4, Class A1A VRN 5.289% 12/11/49	7,281,055	7,701,718
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3 VRN 6.168% 2/15/41	2,800,000	3,037,069
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	4,807,882	4,830,422
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	1,959,189	1,993,200
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2 5.300% 11/15/38	4,308,080	4,358,988
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,671,742

		63,786,116

Home Equity ABS — 2.7%
ABFC Trust, Series 2005-WF1, Class A2C FRN 0.807% 12/25/34	4,362,461	4,352,299
Accredited Mortgage Loan Trust, Series 2006-1, Class A3 FRN 0.367% 4/25/36	2,811,362	2,779,290
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2 FRN 0.377% 5/25/37	1,788,401	1,711,803
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.337% 5/25/36	1,997,913	1,914,873
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3 FRN 0.347% 1/25/34	949,274	854,997
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.537% 4/25/36	2,754,146	2,716,327

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 1.042% 8/25/34	$2,326,813	$2,204,741
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.547% 10/25/35	2,224,385	2,029,709
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.387% 10/25/33	5,732,955	5,494,182
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.987% 10/25/35	1,290,603	1,162,366
Morgan Stanley Capital, Inc. Trust, Series 2007-HE2, Class A2C FRN 0.317% 1/25/37	2,848,881	1,688,872
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A2 FRN 0.357% 4/25/37	6,518,472	3,756,301
Residential Asset Securities Corp., Series 2005-KS11, Class M1 FRN 0.587% 12/25/35	4,600,000	4,345,893
Soundview Home Loan Trust, Series 2007-NS1, Class A2 FRN 0.335% 1/25/37	1,232,432	1,213,362
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.347% 11/25/36	1,556,980	1,291,087

		37,516,102

Other ABS — 5.4%
Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2D FRN 0.557% 9/25/35	3,362,247	3,354,432
AMMC CLO XIV Ltd., Series 2014-14A, Class A1L FRN (a) 1.727% 7/27/26	2,400,000	2,399,035
Betony CLO Ltd., Series 2015-1A, Class A FRN (a) 1.779% 4/15/27	3,600,000	3,601,397
Cedar Funding CLO Ltd., Series 2014-3A, Class A1 FRN (a) 1.806% 5/20/26	2,000,000	2,004,328
Dryden Senior Loan Fund, Series 2015-37A, Class A FRN (a) 1.816% 4/15/27	3,650,000	3,651,091
Flatiron CLO Ltd., Series 2014-1A, Class A1 FRN (a) 1.654% 7/17/26	3,800,000	3,790,067
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.531% 5/21/21	2,352,840	2,329,422

	Principal Amount	Value
Limerock CLO III LLC, Series 2014-3A, Class A1 FRN (a) 1.759% 10/20/26	$3,000,000	$2,999,169
Magnetite CLO Ltd., Series 2015-12A, Class A FRN (a) 1.817% 4/15/27	3,630,000	3,631,862
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D FRN 0.477% 2/25/36	8,318,643	7,434,765
Morgan Stanley Capital, Inc. Trust, Series 2006-NC5, Class A2C FRN 0.337% 10/25/36	6,135,299	4,270,028
Park Place Securities, Inc., Series 2005-WCW1, Class M1 FRN 0.637% 9/25/35	7,294,530	7,233,374
Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A3 FRN 0.347% 7/25/36	3,423,870	3,410,845
RAAC Trust, Series 2007-SP1, Class M1 FRN 0.757% 3/25/37	4,600,000	3,953,141
Structured Asset Investment Loan Trust, Series 2005-8, Class A4 FRN 0.547% 10/25/35	6,606,778	6,543,714
Voya CLO Ltd., Series 2015-1A, Class A1 FRN (a) 1.755% 4/18/27	3,590,000	3,589,713
Voya CLO Ltd., Series 2014-4A, Class A1 FRN (a) 1.777% 10/14/26	3,750,000	3,749,989
Wells Fargo Home Equity Trust, Series 2006-1, Class A4 FRN 0.417% 5/25/36	6,080,407	6,029,973

		73,976,345

Student Loans ABS — 7.9%
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2 FRN (a) 0.987% 4/26/32	4,100,000	4,083,413
Goal Capital Funding Trust, Series 2005-2, Class A3 FRN 0.452% 5/28/30	6,655,280	6,577,870
Navient Student Loan Trust, Series 2014-8, Class A3 FRN 0.787% 5/27/31	7,680,000	7,679,998
Nelnet Student Loan Trust, Series 2015-2A, Class A2 FRN (a) 0.787% 9/25/42	6,305,000	6,304,999
SLC Student Loan Trust, Series 2006-1, Class A6 FRN 0.446% 12/15/38	7,380,000	6,547,109
SLC Student Loan Trust, Series 2006-2, Class A6 FRN 0.446% 9/15/39	7,720,000	6,901,950

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-11, Class A5 FRN (a) 0.336% 12/15/22	$5,629,575	$5,608,165
SLM Student Loan Trust, Series 2005-4, Class A3 FRN 0.397% 1/25/27	6,930,000	6,825,491
SLM Student Loan Trust, Series 2012-6, Class A2 FRN 0.467% 9/25/19	5,260,487	5,256,920
SLM Student Loan Trust, Series 2012-7, Class A2 FRN 0.467% 9/25/19	5,967,950	5,958,300
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.577% 1/25/41	3,755,970	3,366,076
SLM Student Loan Trust, Series 2007-6, Class A4 FRN 0.657% 10/25/24	7,770,000	7,697,995
SLM Student Loan Trust, Series 2011-2, Class A1 FRN 0.787% 11/25/27	6,298,252	6,307,724
SLM Student Loan Trust, Series 2004-5A, Class A5 FRN (a) 0.877% 10/25/23	3,290,136	3,298,920
SLM Student Loan Trust, Series 2012-2, Class A FRN 0.887% 1/25/29	5,184,774	5,193,467
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.777% 4/25/23	5,861,691	6,003,638
SLM Student Loan Trust, Series 2008-5, Class A4 FRN 1.977% 7/25/23	4,355,000	4,509,528
SLM Student Loan Trust, Series 2008-5, Class B FRN 2.127% 7/25/29	3,735,000	3,783,853
SLM Student Loan Trust, Series 2008-9, Class B FRN 2.527% 10/25/29	3,630,000	3,713,931
Wachovia Student Loan Trust, Series 2006-1, Class A6 FRN (a) 0.447% 4/25/40	3,300,000	3,023,235

		108,642,582

WL Collateral CMO — 6.4%
Banc of America Funding Ltd., Series 2012-R5, Class A FRN (a) 0.443% 10/03/39	3,006,733	2,972,358
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1 FRN 2.521% 5/25/35	6,266,542	5,673,175

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.465% 9/25/36	$208,094	$187,005
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 FRN 2.606% 3/25/36	32,454	30,379
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1 FRN 2.261% 11/25/35	7,980,159	6,969,689
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.703% 9/25/35	2,821,006	2,790,004
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A FRN 0.527% 6/20/35	6,821,807	6,336,389
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2 FRN 0.367% 2/25/37	5,470,940	5,126,875
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 4.546% 7/25/36	7,616,308	6,624,608
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.707% 1/25/36	2,569,660	2,312,031
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 2.661% 8/25/35	2,537,917	2,465,697
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2 FRN 4.925% 4/25/37	6,882,865	6,279,141
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1 FRN 2.258% 4/25/34	2,784,337	2,598,721
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A FRN (a) 0.896% 6/26/47	7,103,714	6,829,475
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.467% 12/25/35	2,430,502	2,123,739
RALI Trust, Series 2006-QA7, Class 2A1 FRN 0.372% 8/25/36	1,804,295	1,387,456
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1 6.500% 7/25/36	6,541,802	4,289,074
STARM Mortgage Loan Trust, Series 2007-1, Class 3A1 FRN 6.013% 2/25/37	1,207,464	1,191,820
Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class A3 FRN 0.407% 9/25/47	4,079,911	3,200,067

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A FRN 0.497% 1/25/45	$3,077,187	$2,854,938
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	6,284,547	4,170,180
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.683% 7/25/36	2,485,088	2,401,816
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR3, Class A4 FRN 5.803% 4/25/37	6,330,374	6,120,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.996% 2/25/34	1,410,961	1,421,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	2,768,407	2,774,459

		89,131,060

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $375,239,323)		385,254,186

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.3%
Collateralized Mortgage Obligations — 2.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KF04, Class A 0.491% 6/25/21 FRN	3,011,274	3,014,979
Series KF05, Class A 0.531% 9/25/21 FRN	9,538,577	9,544,659
Series KS02, Class A 0.561% 8/25/23 FRN	4,063,169	4,063,162
Series K044, Class A2 2.811% 1/25/25	1,715,000	1,696,324
Series K041, Class A2 3.171% 10/25/24	7,190,000	7,345,000
Series K040, Class A2 3.241% 9/25/24	6,690,000	6,875,384
Series KSCT, Class A2 4.285% 1/25/20	1,960,000	2,153,622

		34,693,130

	Principal Amount	Value
Pass-Through Securities — 25.8%
Federal Home Loan Mortgage Corp. Pool #G07848 3.500% 4/01/44	$13,622,830	$14,094,308
Pool #G07924 3.500% 1/01/45	13,392,555	13,814,211
Pool #G08632 3.500% 3/01/45	7,886,210	8,122,180
Pool #G08641 3.500% 5/01/45	12,600,522	12,977,553
Pool #A95282 4.500% 12/01/40	141,206	153,131
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,176,990
Pool #470529 2.475% 4/01/19	1,762,613	1,812,199
Pool #AM9004 2.800% 6/01/25	3,595,000	3,588,519
Pool #AL6829 2.966% 5/01/27	4,801,814	4,791,252
Pool #AB1768 3.000% 11/01/25	13,485	14,012
Pool #AB7164 3.000% 12/01/27	468,592	486,695
Pool #AB9656 3.000% 6/01/28	432,847	449,502
Pool #AU7545 3.000% 10/01/28	47,567	49,464
Pool #AS2541 3.000% 5/01/29	931,629	966,893
Pool #AW4568 3.000% 6/01/29	470,359	488,383
Pool #466386 3.430% 10/01/20	3,011,299	3,199,285
Pool #AB4262 3.500% 1/01/32	6,327,924	6,646,050
Pool #MA1148 3.500% 8/01/42	12,376,200	12,774,076
Pool #MA1404 3.500% 4/01/43	6,573,382	6,784,706
Pool #MA1463 3.500% 6/01/43	997,436	1,029,502
Pool #466216 3.540% 10/01/20	2,500,000	2,669,042
Pool #AM4407 3.650% 9/01/23	1,979,305	2,114,009
Pool #AM3208 3.750% 9/01/23	2,871,794	3,084,981
Pool #FN0001 3.763% 12/01/20	7,286,484	7,845,817
Pool #468518 3.930% 7/01/21	1,804,364	1,958,760

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AW8335 4.000% 9/01/44	$5,032,104	$5,390,839
Pool #AX2127 4.000% 10/01/44	7,249,311	7,766,108
Pool #468066 4.295% 6/01/21	4,247,700	4,682,796
Pool #FN0003 4.298% 1/01/21	3,188,195	3,510,338
Pool #AA4986 4.500% 3/01/39	338,812	371,304
Pool #AD1654 4.500% 3/01/40	672,802	736,061
Pool #AE2100 4.500% 8/01/40	257,829	279,452
Pool #AE3204 4.500% 10/01/40	245,274	266,267
Pool #MA1159 4.500% 8/01/42	558,909	605,783
Pool #467731 4.620% 4/01/21	2,109,744	2,357,409
Pool #833215 5.000% 9/01/35	1,571,723	1,739,947
Pool #AA0974 5.000% 2/01/37	20,161	22,306
Pool #991101 5.000% 12/01/38	26,964	30,284
Pool #AD7136 5.000% 7/01/40	134,782	149,334
Pool #AE5002 5.000% 11/01/40	74,623	83,566
Pool #AB2350 5.000% 2/01/41	153,345	170,045
Pool #AL0933 5.000% 10/01/41	191,543	212,523
Pool #AJ6307 5.000% 12/01/41	170,091	188,880
Pool #AQ1351 5.000% 11/01/42	253,677	284,078
Pool #357829 6.000% 6/01/35	431,928	494,041
Pool #896019 6.000% 8/01/36	8,355	9,508
Pool #AE0394 6.000% 1/01/39	11,966	13,633
Pool #AL0013 6.000% 4/01/40	753,783	858,638
Pool #AL0152 6.000% 6/01/40	350,272	397,801
Pool #AL3365 6.000% 5/01/41	2,834,802	3,228,385
Federal National Mortgage Association TBA Pool #838 2.500% 1/01/28 (b)	9,370,000	9,481,269

	Principal Amount	Value
Pool #3430 3.000% 12/01/27 (b)	$1,520,000	$1,574,269
Pool #515 3.000% 12/01/42 (b)	70,210,000	69,924,772
Pool #2409 3.500% 11/01/26 (b)	3,000,000	3,164,531
Pool #1127 3.500% 1/01/43 (b)	32,490,000	33,477,391
Pool #6447 4.000% 5/01/42 (b)	23,715,000	25,123,078
Pool #15801 4.500% 4/01/40 (b)	10,725,000	11,595,569
Government National Mortgage Association Pool #MA2754 3.500% 4/20/45	6,820,069	7,085,678
Pool #MA2826 3.500% 5/20/45	6,661,534	6,920,970
Pool #670848 5.000% 1/15/38	11,546	12,830
Pool #676882 5.000% 3/15/38	413,001	458,947
Pool #782487 5.000% 12/15/38	582,152	650,919
Pool #701354 5.000% 2/15/39	262,097	291,747
Pool #716783 5.000% 4/15/39	1,964,562	2,188,031
Pool #782632 5.000% 4/15/39	48,633	54,560
Pool #721292 5.000% 6/15/40	11,049	12,280
Pool #743991 5.000% 11/15/40	86,024	96,683
Pool #760376 5.000% 9/15/41	29,809	33,507
Pool #760389 5.000% 10/15/41	724,143	804,703
Government National Mortgage Association II TBA Pool #24 3.000% 5/01/43 (b)	9,180,000	9,268,214
Pool #471 3.500% 6/01/43 (b)	16,665,000	17,296,447
Pool #1767 4.000% 1/01/43 (b)	6,720,000	7,121,625
Pool #1207 4.500% 2/01/41 (b)	4,000,000	4,317,188

		356,896,054

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $393,984,658)		391,589,184

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds & Notes — 21.4%
U.S. Treasury Bond 3.000% 5/15/45	$38,400,000	$37,578,002
U.S. Treasury Inflation Index 0.125% 4/15/16	6,195,120	6,224,162
U.S. Treasury Inflation Index 0.125% 7/15/24	11,064,689	10,790,661
U.S. Treasury Inflation Index 0.250% 1/15/25	21,270,724	20,863,581
U.S. Treasury Inflation Index 0.750% 2/15/45	11,146,925	10,182,024
U.S. Treasury Inflation Index 1.375% 2/15/44	17,718,920	18,914,947
U.S. Treasury Note 0.625% 5/31/17	37,300,000	37,298,542
U.S. Treasury Note 0.625% 6/30/17	26,440,000	26,433,802
U.S. Treasury Note 1.625% 6/30/20	93,940,000	93,925,317
U.S. Treasury Note 2.125% 5/15/25	34,795,000	34,158,224

		296,369,262

TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,461,510)		296,369,262

TOTAL BONDS & NOTES (Cost $1,392,218,654)		1,401,749,916

TOTAL LONG-TERM INVESTMENTS (Cost $1,392,218,654)		1,401,749,916

SHORT-TERM INVESTMENTS — 9.8%
Commercial Paper — 0.2%
Credit Suisse New York 0.689% 12/07/15	3,000,000	3,001,454

Discount Notes — 6.3%
Federal Home Loan Bank 0.000% 8/19/15	34,435,000	34,431,145
Federal Home Loan Bank 0.001% 8/13/15	30,970,000	30,967,780
Federal Home Loan Bank 0.010% 7/02/15	21,770,000	21,769,973

		87,168,898

Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (c)	43,150,576	43,150,576

Time Deposits — 0.2%
Euro Time Deposit 0.010% 7/01/15	2,227,437	2,227,437

	Principal Amount	Value
U.S. Treasury Bills — 0.0%
U.S. Treasury Bill (d) 0.000% 7/23/15	$110,000	$110,000
U.S. Treasury Bill 0.000% 7/23/15	160,000	160,000

		270,000

TOTAL SHORT-TERM INVESTMENTS (Cost $135,818,365)		135,818,365

TOTAL INVESTMENTS — 111.2% (Cost $1,528,037,019) (e)		1,537,568,281

Other Assets/(Liabilities) — (11.2)%		(154,901,781)

NET ASSETS — 100.0%		$1,382,666,500

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $172,908,130 or 12.51% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $43,150,588. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 4/01/28, and an aggregate market value, including accrued interest, of $44,016,780.
(d)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII VRN 7.875%	6,050	$157,058

TOTAL PREFERRED STOCK (Cost $162,660)		157,058

TOTAL EQUITIES (Cost $162,660)		157,058

	Principal Amount
BONDS & NOTES — 89.7%

BANK LOANS — 3.5%
Airlines — 0.2%
American Airlines, Inc., New Term Loan 3.500% 6/26/20	$491,250	486,033

Apparel — 0.1%
Gymboree Corp., Initial Term Loan 5.000% 2/23/18	400,000	284,364

Building Materials — 0.1%
ABC Supply Co., Inc., Term Loan 0.000% 4/16/20	174,556	173,639

Coal — 0.1%
Murray Energy Corp., Term Loan B2 7.500% 3/19/21	200,000	184,968

Commercial Services — 0.1%
Brickman Group Ltd. LLC, 1st Lien Term Loan 0.000% 12/18/20	129,672	128,699

Diversified Financial Services — 0.1%
Ziggo Financing Partnership, USD Term Loan B2A 0.000% 1/15/22	69,106	68,208
Ziggo Financing Partnership, USD Term Loan B3 0.000% 1/15/22	113,655	112,178
Ziggo Financing Partnership, USD Term Loan B1 3.000% 1/15/22	107,238	105,844

		286,230

Electric — 0.4%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan 4.250% 6/19/16	1,060,000	1,059,555

	Principal Amount	Value
Health Care – Services — 0.1%
MPH Acquisition Holdings LLC, Term Loan 3.750% 3/31/21	$378,400	$375,831

Lodging — 0.0%
Station Casinos LLC, Term Loan B 4.250% 3/02/20	19,055	19,031

Machinery – Diversified — 0.1%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	137,550	133,978

Media — 0.3%
Univision Communications, Inc., Term Loan C4 0.000% 3/01/20	428,870	425,040
Univision Communications, Inc., Term Loan C3 0.000% 3/01/20	349,074	346,208

		771,248

Mining — 0.1%
FMG Resources (August 2006) Property Ltd., New Term Loans B 3.750% 6/30/19	146,756	130,013

Pharmaceuticals — 0.2%
DPx Holdings B.V., 2014 USD Incremental Term Loan 3.000% 3/11/21	359,093	356,120
Valeant Pharmaceuticals International, Term Loan B F1 3.000% 4/01/22	269,325	268,875

		624,995

Retail — 0.7%
1011778 B.C. Unlimited Liability Co., 2015 Term Loan B 3.750% 12/10/21	385,794	385,258
Academy Ltd., 2015 Term Loan B 0.000% 7/01/22	330,000	329,726
Michaels Stores, Inc., Term Loan B 3.750% 1/28/20	127,400	126,940
Neiman Marcus Group, Inc., 2020 Term Loan 0.000% 10/25/20	330,000	327,733
PetSmart, Inc., Term Loan B 0.000% 3/11/22	390,000	388,927
Staples, Inc., Term Loan B 0.000% 4/07/21	380,000	379,130

		1,937,714

Software — 0.3%
First Data Corp., Extended 2021 Term Loan 4.187% 3/24/21	100,000	100,104

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kronos, Inc., Initial Incremental Term Loan 4.500% 10/30/19	$488,077	$487,589
SunGard Data Systems, Inc., Term Loan E 4.000% 3/08/20	87,388	87,305

		674,998

Specialty Stores — 0.1%
Party City Holdings, Inc., Term Loan 4.000% 7/27/19	392,020	391,103

Telecommunications — 0.4%
Telesat Canada, USD Term Loan B2 3.500% 3/28/19	734,962	731,898
Virgin Media Investment Holdings Ltd., USD Term Loan F 3.500% 6/30/23	389,328	385,112

		1,117,010

Transportation — 0.1%
Air Medical Group Holdings, Inc., Term Loan B 4.500% 4/06/22	160,000	158,701

TOTAL BANK LOANS (Cost $9,104,611)		8,938,110

CORPORATE DEBT — 29.6%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	59,836

Aerospace & Defense — 0.1%
The Boeing Co. 4.875% 2/15/20	10,000	11,283
The Boeing Co. 6.000% 3/15/19	130,000	148,529
Raytheon Co. 3.125% 10/15/20	120,000	124,336
United Technologies Corp. 4.500% 6/01/42	100,000	101,589

		385,737

Agriculture — 1.0%
Altria Group, Inc. 2.850% 8/09/22	210,000	201,854
Altria Group, Inc. 4.750% 5/05/21	290,000	314,260
Altria Group, Inc. 5.375% 1/31/44	110,000	116,347
Altria Group, Inc. 9.250% 8/06/19	180,000	225,949
Altria Group, Inc. 9.950% 11/10/38	30,000	48,307
Altria Group, Inc. 10.200% 2/06/39	130,000	214,075

	Principal Amount	Value
Lorillard Tobacco Co. 3.750% 5/20/23	$230,000	$223,544
Lorillard Tobacco Co. 8.125% 6/23/19	10,000	11,847
Philip Morris International, Inc. 2.500% 8/22/22	80,000	77,042
Philip Morris International, Inc. 2.900% 11/15/21	240,000	242,199
Philip Morris International, Inc. 4.500% 3/20/42	80,000	77,951
Reynolds American, Inc. 3.250% 6/12/20	120,000	121,548
Reynolds American, Inc. 3.250% 11/01/22	90,000	86,684
Reynolds American, Inc. 5.850% 8/15/45	320,000	335,646
Reynolds American, Inc. 6.750% 6/15/17	175,000	191,231

		2,488,484

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	211,793	243,033
United Air Lines, Inc. 9.750% 7/15/18	99,724	108,450

		351,483

Auto Manufacturers — 0.5%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	264,354
Ford Motor Co. 4.750% 1/15/43	660,000	639,937
General Motors Co. 6.250% 10/02/43	180,000	200,800
General Motors Financial Co., Inc. 2.750% 5/15/16	50,000	50,597
General Motors Financial Co., Inc. 3.250% 5/15/18	40,000	40,910
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	29,395
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,119
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	83,032

		1,319,144

Automotive & Parts — 0.1%
Schaeffler Holding Finance BV (a) 6.750% 11/15/22	200,000	215,750

Banks — 6.0%
Bank of America Corp. 2.600% 1/15/19	180,000	181,960

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3.300% 1/11/23	$90,000	$88,635
Bank of America Corp. 3.875% 3/22/17	70,000	72,777
Bank of America Corp. 4.000% 4/01/24	270,000	274,745
Bank of America Corp. 4.000% 1/22/25	270,000	263,059
Bank of America Corp. 4.125% 1/22/24	290,000	297,212
Bank of America Corp. 4.200% 8/26/24	380,000	379,085
Bank of America Corp. 4.875% 4/01/44	220,000	223,460
Bank of America Corp. 5.000% 5/13/21	220,000	241,509
Bank of America Corp. 5.000% 1/21/44	460,000	477,610
Bank of America Corp. 5.625% 7/01/20	210,000	236,682
Bank of America Corp. 5.650% 5/01/18	90,000	98,866
Bank of America Corp. 5.750% 12/01/17	30,000	32,681
Bank of America Corp. VRN 6.250% 9/29/49	290,000	288,733
Bank of America Corp. 7.625% 6/01/19	40,000	47,467
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	141,445
BBVA US Senior SAU 4.664% 10/09/15	260,000	262,491
BNP Paribas SA 2.375% 9/14/17	130,000	131,947
CIT Group, Inc. 5.000% 8/01/23	150,000	147,750
Citigroup, Inc. 3.750% 6/16/24	300,000	301,777
Citigroup, Inc. 3.875% 10/25/23	60,000	61,231
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,046,270
Citigroup, Inc. 4.400% 6/10/25	340,000	338,733
Citigroup, Inc. VRN 5.950% 12/31/49	500,000	482,600
Citigroup, Inc. VRN 6.300% 12/29/49	150,000	146,438
Citigroup, Inc. 6.625% 6/15/32	20,000	23,675
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	77,983

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/01/23	$250,000	$257,927
Credit Agricole SA VRN (a) 8.375% 10/29/49	480,000	556,800
Credit Suisse Group Funding Guernsey Ltd. (a) 3.750% 3/26/25	300,000	288,802
Credit Suisse Group Funding Guernsey Ltd. (a) 4.875% 5/15/45	260,000	250,165
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	71,065
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	89,922
The Goldman Sachs Group, Inc. 5.150% 5/22/45	70,000	67,531
HSBC Holdings PLC 6.500% 9/15/37	300,000	362,017
ING Bank NV (a) 5.800% 9/25/23	210,000	229,300
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	140,347
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	437,195
JP Morgan Chase & Co. 3.375% 5/01/23	130,000	126,232
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	79,420
JP Morgan Chase & Co. 3.875% 9/10/24	380,000	373,884
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	281,899
M&T Bank Corp. 6.875% 12/29/49	440,000	448,800
Nordea Bank AB (a) 4.875% 5/13/21	390,000	422,196
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	266,175
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	50,140
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	254,144
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	223,280
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	118,446
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	30,000	37,350
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	73,370
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	487,236

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State Street Corp. 4.956% 3/15/18	$280,000	$300,994
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	202,505
Wachovia Capital Trust III VRN 5.570% 3/29/49	310,000	306,512
Wells Fargo Bank NA 6.000% 11/15/17	250,000	275,385
Wells Fargo & Co. 1.500% 1/16/18	110,000	109,794
Wells Fargo & Co. 3.450% 2/13/23	120,000	119,350
Wells Fargo & Co. STEP 3.676% 6/15/16	170,000	174,629
Wells Fargo & Co. 4.480% 1/16/24	1,191,000	1,253,815
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,819
Wells Fargo & Co. 4.650% 11/04/44	60,000	57,509
Wells Fargo & Co. 5.375% 11/02/43	110,000	117,449

		15,322,225

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	230,802
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	111,772
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	293,256
Diageo Capital PLC 4.828% 7/15/20	300,000	331,880
Diageo Investment Corp. 2.875% 5/11/22	150,000	146,645
Heineken NV (a) 1.400% 10/01/17	80,000	80,009
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,269
PepsiCo, Inc. 0. 700% 8/13/15	280,000	280,107
PepsiCo, Inc. 4.000% 3/05/42	50,000	46,926
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	183,935
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	262,830

		1,998,431

Biotechnology — 0.2%
Amgen, Inc. 3.625% 5/22/24	70,000	69,439
Amgen, Inc. 5.375% 5/15/43	220,000	233,458

	Principal Amount	Value
Celgene Corp. 3.625% 5/15/24	$40,000	$39,949
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	214,586

		557,432

Chemicals — 0.2%
Eagle Spinco, Inc. 4.625% 2/15/21	140,000	135,800
Ecolab, Inc. 4.350% 12/08/21	50,000	53,942
Hexion, Inc. 6.625% 4/15/20	100,000	91,750
OCP SA (a) 4.500% 10/22/25	330,000	313,088
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	55,079

		649,659

Coal — 0.1%
Arch Coal, Inc. 7.000% 6/15/19	170,000	24,650
Murray Energy Corp. (a) 11.250% 4/15/21	190,000	159,600

		184,250

Commercial Services — 0.0%
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,289

Diversified Financial — 4.3%
AerCap Ireland Capital Ltd. (a) 3.750% 5/15/19	150,000	148,313
Ally Financial, Inc. 3.500% 1/27/19	80,000	79,400
Ally Financial, Inc. 7.500% 9/15/20	296,000	344,840
American Express Co. VRN 6.800% 9/01/66	180,000	185,202
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	260,170
Boeing Capital Corp. 4.700% 10/27/19	150,000	166,296
Citigroup, Inc. 3.500% 5/15/23	140,000	136,686
Citigroup, Inc. VRN 5.350% 12/31/49	100,000	94,150
Citigroup, Inc. 5.500% 9/13/25	170,000	183,735
Citigroup, Inc. VRN 5.900% 12/29/49	60,000	59,100
Citigroup, Inc. VRN 5.950% 12/31/49	100,000	98,500
Citigroup, Inc. 6.000% 8/15/17	30,000	32,631

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Financial Corp. 6.250% 5/15/16	$360,000	$374,135
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,333,459
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	512,896
General Electric Capital Corp. 1.625% 7/02/15	100,000	100,000
General Electric Capital Corp. 4.375% 9/16/20	10,000	10,889
General Electric Capital Corp. 4.650% 10/17/21	170,000	186,261
General Electric Capital Corp. 5.300% 2/11/21	260,000	292,352
General Electric Capital Corp. 5.875% 1/14/38	300,000	358,809
General Electric Capital Corp. VRN 6.375% 11/15/67	720,000	774,000
General Electric Capital Corp. 6.875% 1/10/39	300,000	402,802
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	101,745
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	111,052
The Goldman Sachs Group, Inc. 5.375% 3/15/20	290,000	322,921
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	331,391
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	911,330
The Goldman Sachs Group, Inc. 6.750% 10/01/37	60,000	70,377
HSBC Finance Corp. 6.676% 1/15/21	460,000	532,176
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,698
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	715,275
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,165
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,899
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,816
JP Morgan Chase & Co. 5.150% 10/01/15	310,000	312,870
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	20,244
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	124,265
Morgan Stanley 4.750% 3/22/17	40,000	42,198

	Principal Amount	Value
Morgan Stanley 5.500% 7/24/20	$200,000	$224,295
Synchrony Financial 2.700% 2/03/20	200,000	197,563
Synchrony Financial 4.250% 8/15/24	300,000	301,288
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	290,739

		10,997,933

Electric — 1.0%
AES Corp. 4.875% 5/15/23	230,000	216,200
AES Corp. 5.500% 3/15/24	10,000	9,625
AES Corp. 7.375% 7/01/21	20,000	21,950
Duke Energy Corp. 3.750% 4/15/24	100,000	101,891
Exelon Corp. 5.625% 6/15/35	290,000	311,046
FirstEnergy Corp. 2.750% 3/15/18	70,000	71,031
FirstEnergy Corp. 4.250% 3/15/23	310,000	311,935
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	767,594
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	427,812
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	40,000	49,072
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	127,250
Pacific Gas & Electric Co. 6.050% 3/01/34	180,000	216,398
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	59,946

		2,691,750

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	91,613
Thermo Fisher Scientific, Inc. 5.300% 2/01/44	20,000	21,138

		112,751

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	19,817

Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	90,000	90,123

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Waste Management, Inc. 4.600% 3/01/21	$30,000	$33,029
Waste Management, Inc. 7.375% 5/15/29	50,000	67,935

		191,087

Foods — 0.7%
HJ Heinz Co. (a) (c) 3.950% 7/15/25	220,000	221,220
HJ Heinz Co. 4.250% 10/15/20	30,000	30,638
HJ Heinz Co. (a) 4.875% 2/15/25	370,000	402,838
HJ Heinz Co. (a) (c) 5.000% 7/15/35	120,000	121,442
Kraft Foods Group, Inc. 3.500% 6/06/22	170,000	170,417
Kraft Foods Group, Inc. 5.375% 2/10/20	136,000	151,802
The Kroger Co. 6.400% 8/15/17	30,000	33,030
The Kroger Co. 6.900% 4/15/38	40,000	49,608
Mondelez International, Inc. 4.000% 2/01/24	260,000	269,288
Tyson Foods, Inc. 5.150% 8/15/44	40,000	41,132
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,568
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	132,369
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	40,000	41,219

		1,705,571

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	135,498

Health Care – Products — 0.4%
Becton Dickinson & Co. 3.734% 12/15/24	140,000	139,529
Becton Dickinson & Co. 4.685% 12/15/44	50,000	48,382
Medtronic, Inc. 3.125% 3/15/22	180,000	182,400
Medtronic, Inc. (a) 3.500% 3/15/25	460,000	458,430
Medtronic, Inc. (a) 4.625% 3/15/45	200,000	202,470

		1,031,211

Health Care – Services — 0.7%
Anthem, Inc. 5.875% 6/15/17	20,000	21,718

	Principal Amount	Value
Anthem, Inc. 7.000% 2/15/19	$50,000	$57,104
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	140,000	134,750
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	210,000	206,456
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	50,625
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	53,000
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	70,000	74,550
HCA, Inc. 4.250% 10/15/19	60,000	61,425
HCA, Inc. 5.875% 3/15/22	190,000	206,625
HCA, Inc. 7.500% 2/15/22	170,000	195,288
Humana, Inc. 3.150% 12/01/22	40,000	38,582
Humana, Inc. 4.625% 12/01/42	70,000	66,873
Roche Holdings, Inc. (a) 6.000% 3/01/19	74,000	84,209
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	81,403
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	122,297
UnitedHealth Group, Inc. 6.875% 2/15/38	120,000	157,842
WellPoint, Inc. 1.250% 9/10/15	60,000	60,033
WellPoint, Inc. 3.125% 5/15/22	50,000	48,592
WellPoint, Inc. 3.700% 8/15/21	70,000	71,625

		1,792,997

Holding Company – Diversified — 0.1%
Argos Merger Sub, Inc. (a) 7.125% 3/15/23	140,000	146,650

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	101,386
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	118,200

		219,586

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	$150,000	$156,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,250

		166,625

Insurance — 0.6%
American International Group, Inc. 6.250% 3/15/37	234,000	257,702
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	251,200
MetLife, Inc. 6.400% 12/15/36	200,000	219,500
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	203,952
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	325,560
Voya Financial, Inc. 2.900% 2/15/18	40,000	41,048
Voya Financial, Inc. 5.700% 7/15/43	200,000	224,129

		1,523,091

Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	280,000	272,858

Investment Companies — 0.1%
Glencore Finance Canada. (a) 2.050% 10/23/15	240,000	240,615
Glencore Finance Canada. (a) 5.800% 11/15/16	60,000	63,153

		303,768

Iron & Steel — 0.3%
Glencore Funding LLC (a) 2.875% 4/16/20	560,000	548,896
Steel Dynamics, Inc. 6.375% 8/15/22	100,000	104,625

		653,521

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	250,000	259,675

Manufacturing — 0.2%
Eaton Corp. 1.500% 11/02/17	70,000	69,952

	Principal Amount	Value
Eaton Corp. 2.750% 11/02/22	$510,000	$496,040
General Electric Co. 4.500% 3/11/44	60,000	60,936

		626,928

Media — 1.6%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	23,212
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	36,508
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	94,000	97,643
Comcast Corp. 3.375% 2/15/25	140,000	138,450
Comcast Corp. 3.375% 8/15/25	200,000	197,361
Comcast Corp. 4.200% 8/15/34	160,000	154,314
Comcast Corp. 4.250% 1/15/33	20,000	19,532
Comcast Corp. 6.400% 3/01/40	80,000	99,272
Comcast Corp. 6.450% 3/15/37	40,000	49,432
Comcast Corp. 6.950% 8/15/37	160,000	208,018
CSC Holdings LLC 6.750% 11/15/21	190,000	200,450
DISH DBS Corp. 5.875% 7/15/22	80,000	78,400
DISH DBS Corp. 5.875% 11/15/24	310,000	297,794
NBCUniversal Media LLC 4.375% 4/01/21	370,000	400,738
Numericable-SFR SAS (a) 6.000% 5/15/22	200,000	197,125
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	144,542
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	18,653
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	48,407
Time Warner Cable, Inc. 6.550% 5/01/37	70,000	72,872
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	128,118
Time Warner Cable, Inc. 7.300% 7/01/38	80,000	90,137
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	270,502

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Entertainment Co. LP 8.375% 7/15/33	$20,000	$24,548
Time Warner, Inc. 4.750% 3/29/21	200,000	216,202
Time Warner, Inc. 6.250% 3/29/41	20,000	22,886
Time Warner, Inc. 7.700% 5/01/32	300,000	394,085
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	118,701
Univision Communications, Inc. (a) 6.750% 9/15/22	261,000	276,007
Viacom, Inc. 4.250% 9/01/23	80,000	80,633

		4,104,542

Mining — 1.3%
Barrick Gold Corp. 3.850% 4/01/22	50,000	48,462
Barrick Gold Corp. 4.100% 5/01/23	170,000	165,644
Barrick Gold Corp. 6.950% 4/01/19	140,000	162,144
Barrick NA Finance LLC 4.400% 5/30/21	180,000	183,872
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	40,630
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	134,944
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	474,375
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	260,000	268,450
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	30,000	27,769
Freeport-McMoRan, Inc. 4.000% 11/14/21	250,000	245,494
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,080
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	101,745
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	270,875
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	20,000	20,726
Southern Copper Corp. 5.250% 11/08/42	400,000	347,136
Vale Overseas Ltd. 4.375% 1/11/22	222,000	216,883
Vale Overseas Ltd. 6.875% 11/21/36	361,000	349,018
Xstrata Finance Canada Ltd. (a) 2.700% 10/25/17	180,000	181,866

		3,260,113

	Principal Amount	Value
Oil & Gas — 3.1%
Anadarko Petroleum Corp. 6.450% 9/15/36	$10,000	$11,539
Antero Resources Corp. 5.375% 11/01/21	60,000	57,600
Apache Corp. 5.100% 9/01/40	330,000	318,934
Apache Corp. 6.000% 1/15/37	30,000	32,360
Atwood Oceanics, Inc. 6.500% 2/01/20	70,000	67,550
BP Capital Markets PLC 3.125% 10/01/15	190,000	191,277
BP Capital Markets PLC 3.506% 3/17/25	80,000	78,893
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,756
California Resources Corp. 6.000% 11/15/24	130,000	111,800
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	204,750
CNOOC Finance 2015 USA LLC 3.500% 5/05/25	550,000	529,044
Concho Resources, Inc. 5.500% 4/01/23	30,000	30,000
Concho Resources, Inc. 6.500% 1/15/22	98,000	102,165
Conoco, Inc. 6.950% 4/15/29	125,000	159,885
Continental Resources, Inc. 4.500% 4/15/23	30,000	28,926
Continental Resources, Inc., Series A 5.000% 9/15/22	20,000	19,613
Devon Energy Corp. 5.000% 6/15/45	350,000	345,525
Devon Energy Corp. 5.600% 7/15/41	150,000	157,043
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	77,340
Ecopetrol SA 5.375% 6/26/26	300,000	297,000
Ecopetrol SA 5.875% 5/28/45	190,000	167,675
Hess Corp. 8.125% 2/15/19	130,000	153,907
Kerr-McGee Corp. 6.950% 7/01/24	230,000	277,291
Kerr-McGee Corp. 7.875% 9/15/31	130,000	166,508
Noble Energy, Inc. 5.250% 11/15/43	30,000	29,228
Noble Energy, Inc. 8.250% 3/01/19	300,000	357,436

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Occidental Petroleum Corp. 3.125% 2/15/22	$120,000	$120,300
Petrobras Global Finance BV 5.375% 1/27/21	660,000	634,788
Petrobras Global Finance BV 6.250% 3/17/24	240,000	231,713
Petrobras International Finance Co. 3.875% 1/27/16	30,000	30,128
Petrobras International Finance Co. 5.750% 1/20/20	142,000	140,699
Petrobras International Finance Co. 6.125% 10/06/16	166,000	170,565
Petroleos Mexicanos 6.375% 1/23/45	220,000	225,775
Petroleos Mexicanos Co. 6.625% 6/15/35	623,000	665,053
Plains Exploration & Production Co. 6.500% 11/15/20	26,000	27,495
Plains Exploration & Production Co. 6.875% 2/15/23	36,000	38,610
QEP Resources, Inc. 5.250% 5/01/23	70,000	67,025
QEP Resources, Inc. 6.875% 3/01/21	190,000	197,125
Range Resources Corp. (a) 4.875% 5/15/25	60,000	58,284
Range Resources Corp. 5.000% 8/15/22	40,000	39,200
Range Resources Corp. 5.000% 3/15/23	150,000	147,000
Samson Investment Co. 9.750% 2/15/20	180,000	10,350
Shell International Finance BV 4.125% 5/11/35	110,000	107,681
Shell International Finance BV 4.375% 3/25/20	210,000	229,902
Shell International Finance BV 4.375% 5/11/45	190,000	187,544
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	203,447
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	346,111
Transocean, Inc. 5.550% 12/15/16	70,000	72,448

		7,945,288

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	193,344
Cie Generale de Geophysique-Veritas 6.500% 6/01/21	230,000	190,900

	Principal Amount	Value
Key Energy Services, Inc. 6.750% 3/01/21	$190,000	$112,100
Schlumberger Norge AS (a) 4.200% 1/15/21	20,000	21,490
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	53,000

		570,834

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. FRN (a) 3.286% 12/15/19	200,000	194,500
Rock Tenn Co. 3.500% 3/01/20	80,000	82,385
Rock Tenn Co. 4.000% 3/01/23	30,000	30,497

		307,382

Pharmaceuticals — 1.0%
AbbVie, Inc. 1.750% 11/06/17	130,000	130,341
AbbVie, Inc. 2.900% 11/06/22	110,000	106,513
AbbVie, Inc. 3.600% 5/14/25	260,000	256,983
Actavis Funding SCS 3.450% 3/15/22	140,000	138,674
Actavis Funding SCS 3.800% 3/15/25	200,000	196,464
Actavis Funding SCS 4.550% 3/15/35	80,000	76,062
Actavis Funding SCS 4.750% 3/15/45	400,000	380,822
Baxalta, Inc. (a) 5.250% 6/23/45	100,000	100,546
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	178,423
Merck & Co., Inc. 2.750% 2/10/25	150,000	143,840
Omnicare, Inc. 4.750% 12/01/22	40,000	42,400
Pfizer, Inc. 6.200% 3/15/19	240,000	274,524
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	5,000	5,096
VRX Escrow Corp. (a) 5.375% 3/15/20	370,000	382,025
Wyeth 5.950% 4/01/37	20,000	23,858
Zoetis, Inc. 3.250% 2/01/23	40,000	38,752

		2,475,323

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	$70,000	$68,775
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	349,747
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	42,572
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	220,000	215,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	82,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.375% 6/01/20	111,000	120,435
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	28,950
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	106,451
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	29,505
Sabine Pass Liquefaction LLC 5.625% 2/01/21	100,000	102,000
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	5,936
Williams Cos., Inc. 7.750% 6/15/31	78,000	87,060
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	262,660
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	138,097

		1,639,338

Real Estate — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	217,436
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	245,204

		462,640

Retail — 0.3%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) 6.000% 4/01/22	110,000	113,025
CVS Health Corp. 2.750% 12/01/22	120,000	115,683

	Principal Amount	Value
CVS Health Corp. 5.750% 5/15/41	$50,000	$57,309
CVS Pass-Through Trust (a) 5.298% 1/11/27	10,804	11,938
CVS Pass-Through Trust 5.880% 1/10/28	115,303	130,753
CVS Pass-Through Trust 6.036% 12/10/28	98,265	111,832
CVS Pass-Through Trust 6.943% 1/10/30	81,303	96,601
Family Tree Escrow LLC (a) 5.250% 3/01/20	110,000	115,088
QVC, Inc. 5.950% 3/15/43	10,000	9,451
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	62,373

		824,053

Savings & Loans — 0.1%
The Goldman Sachs Capital II VRN 5.793% 12/31/49	390,000	296,888
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/15	10,000	9,800

		306,688

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	33,129

Software — 0.2%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	83,800
First Data Corp. (a) 6.750% 11/01/20	80,000	84,550
First Data Corp. 11.750% 8/15/21	78,000	87,750
First Data Corp. 12.625% 1/15/21	20,000	23,100
Oracle Corp. 1.200% 10/15/17	260,000	260,001

		539,201

Telecommunications — 2.7%
Altice Financing SA (a) 6.625% 2/15/23	200,000	198,560
America Movil SAB de CV 5.000% 3/30/20	100,000	110,695
America Movil SAB de CV 5.625% 11/15/17	160,000	175,184
AT&T, Inc. 3.000% 2/15/22	60,000	58,566
AT&T, Inc. 3.400% 5/15/25	1,040,000	991,856
AT&T, Inc. 4.350% 6/15/45	110,000	93,909

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 5.500% 2/01/18	$30,000	$32,786
AT&T, Inc. 5.550% 8/15/41	140,000	143,440
AT&T, Inc. 5.800% 2/15/19	200,000	223,610
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	433,495
CenturyLink, Inc. (a) 5.625% 4/01/25	130,000	117,325
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	325,621
Intelsat Jackson Holdings SA 5.500% 8/01/23	30,000	26,565
Intelsat Jackson Holdings SA 7.500% 4/01/21	225,000	222,469
Qwest Corp. 6.875% 9/15/33	100,000	98,879
Rogers Communications, Inc. 6.800% 8/15/18	120,000	137,015
Sprint Capital Corp. 8.750% 3/15/32	240,000	233,400
Sprint Corp. 7.625% 2/15/25	440,000	414,700
Sprint Corp. 7.875% 9/15/23	30,000	29,259
Telecom Italia Capital SA 7.175% 6/18/19	10,000	11,237
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	90,382
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	65,216
Verizon Communications, Inc. 3.450% 3/15/21	130,000	132,512
Verizon Communications, Inc. 4.500% 9/15/20	20,000	21,575
Verizon Communications, Inc. 5.150% 9/15/23	110,000	120,432
Verizon Communications, Inc. 6.000% 4/01/41	130,000	143,012
Verizon Communications, Inc. 6.400% 9/15/33	311,000	356,387
Verizon Communications, Inc. 6.550% 9/15/43	1,562,000	1,827,156
West Corp. (a) 5.375% 7/15/22	120,000	112,200

		6,947,443

Transportation — 0.1%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	130,000	130,325

TOTAL CORPORATE DEBT (Cost $75,165,104)		75,948,336

	Principal Amount	Value

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	$50,000	$55,329
State of California 5.000% 4/01/42	70,000	77,443
State of California 5.000% 11/01/43	50,000	55,294
Tennessee Valley Authority 5.250% 9/15/39	130,000	157,639

		345,705

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,803)		345,705

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.4%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	99,944
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	150,000	154,309
Hertz 2015 3.520% 3/25/21	500,000	499,750
Hertz 2015 4.350% 3/25/21	250,000	249,875
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,258
Hertz Vehicle Financing LLC 2.730% 3/25/21	250,000	249,875

		1,373,011

Commercial MBS — 5.7%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ VRN 5.749% 6/10/49	240,000	245,878
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ VRN 5.793% 4/10/49	150,000	150,989
Banc of America Merrill Lynch Commercial Mortgage, Inc. (a) 3.218% 4/14/33	280,000	277,062
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ 5.273% 12/11/38	250,000	253,558
CD Mortgage Trust, Series 2007-CD4, Class AJ VRN 5.398% 12/11/49	90,000	76,566
CD Mortgage Trust, Series 2006-CD2, Class AM VRN 5.527% 1/15/46	60,000	61,091

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CD Mortgage Trust, Series 2006-CD2, Class AJ VRN 5.566% 1/15/46	$270,000	$261,259
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E FRN (a) 3.186% 2/15/31	250,000	250,000
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	290,000	224,426
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	385,514
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E VRN (a) 4.563% 3/10/47	270,000	214,640
COMM 2006-C8 Mortgage Trust, Series 2006-C8, Class AJ 5.377% 12/10/46	350,000	353,847
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class XA VRN 2.282% 5/15/45	2,321,838	222,844
COMM 2013-CCRE9 Mortgage Trust, Series 2013-CR9, Class E VRN (a) 4.400% 7/10/45	280,000	220,715
COMM 2014-SAVA Mortgage Trust, Series 2014-SAVA, Class D FRN (a) 3.286% 6/15/34	250,000	248,802
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C VRN 4.406% 2/10/48	120,000	118,383
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	190,000	186,545
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F FRN (a) 4.007% 9/15/38	500,000	498,760
Credit Suisse Mortgage Trust, Series 2015, Class TF FRN (a) 4.329% 3/15/17	270,000	252,126
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	199,088
Credit Suisse Mortgage Trust, Series 2015, Class F FRN (a) 4.686% 3/15/17	260,000	259,539
Credit Suisse Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	180,000	186,545
Credit Suisse Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	223,045
EQTY 2014-INNS Mortgage Trust, Series 2014-INNS, Class D FRN (a) 2.535% 5/08/31	190,000	189,628

	Principal Amount	Value
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	$3,535,309	$38,264
GE Business Loan Trust, Series 2004-2A, Class B FRN (a) 0.666% 12/15/32	269,789	259,905
GE Business Loan Trust, Series 2005-2A, Class B FRN (a) 0.686% 11/15/33	210,012	199,545
GE Business Loan Trust, Series 2006-2A, Class D FRN (a) 0.936% 11/15/34	344,337	283,980
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.821% 8/10/44	788,644	40,504
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	242,471
GS Mortgage Securities Trust 3.777% 5/10/50	280,000	278,773
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	200,000	203,752
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ VRN 5.502% 6/12/47	400,000	400,267
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	135,596
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	570,000	587,846
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	600,000	525,448
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA VRN 1.432% 4/15/47	2,623,951	138,492
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	258,857
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B VRN 5.050% 1/15/47	30,000	32,515
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2 VRN (a) 2.729% 4/20/48	701,000	706,067
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3 VRN (a) 3.127% 4/20/48	707,000	714,700

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ VRN 5.802% 8/12/43	$165,000	$167,009
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ VRN 6.193% 9/12/49	260,000	254,813
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	234,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E VRN (a) 4.816% 11/15/45	150,000	147,397
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	190,000	176,660
Morgan Stanley Capital I, Series 2007-IQ13, Class AJ 5.438% 3/15/44	250,000	253,592
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	630,000	610,779
PFP III Ltd., Series 2014-1, Class D FRN (a) 4.274% 6/14/31	130,000	129,730
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ VRN 5.825% 7/15/45	240,000	243,711
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	424,226
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	321,490
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B VRN 3.658% 5/15/48	250,000	242,738
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B VRN 4.436% 7/15/46	140,000	146,191
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	194,770
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B VRN 4.204% 11/15/47	190,000	194,629
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C 4.290% 11/15/47	190,000	187,421

		14,537,633

	Principal Amount	Value
Home Equity ABS — 0.9%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.487% 12/25/45	$97,602	$97,533
Bear Stearns Asset-Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.987% 12/25/42	14,859	14,825
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.427% 12/25/36	1,041,166	589,335
GSAA Trust, Series 2006-5, Class 2A3 FRN 0.457% 3/25/36	831,309	558,279
GSAA Trust, Series 2005-6, Class M1 FRN 0.617% 6/25/35	580,000	489,495
Mastr Asset Backed Securities Trust, Series 2004-WMC2, Class M1 FRN 1.087% 4/25/34	579,747	567,299

		2,316,766

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.900% 3/18/29	200,000	183,013
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.549% 6/19/29	75,000	65,695
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.685% 2/20/32	150,000	138,415
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.686% 3/13/32	200,000	181,802
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.687% 2/20/30	75,000	65,734

		634,659

Other ABS — 1.6%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3 FRN 1.207% 8/25/34	645,369	572,765
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	199,792	200,984
HSI Asset Securitization Corp., Series 2005-II, Class 2A4 FRN 0.577% 11/25/35	2,400,000	1,715,294
Park Place Securities, Inc., Series 2005-WHQ2, Class M2 FRN 0.647% 5/25/35	1,157,984	1,081,242

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	$372,756	$374,282
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	150,000	149,527

		4,094,094

Other Mortgage Securities — 0.5%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3 FRN (a) 0.491% 10/27/36	880,000	393,412
Nomura Resecuritization Trust, Series 2015-6R, Class 3A2 FRN (a) 0.356% 5/26/46	1,090,000	930,612

		1,324,024

Student Loans ABS — 0.9%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.846% 6/15/43	400,000	384,846
National Collegiate Student Loan, Series 2006-3, Class A4 FRN 0.457% 3/26/29	550,000	496,751
National Collegiate Student Loan, Series 2007-4, Class A3L FRN 1.037% 3/25/38	1,270,000	907,940
SLM Private Education Loan Trust, Series 2011-A, Class A3 FRN (a) 2.686% 1/15/43	235,000	248,169
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	180,106	179,109

		2,216,815

WL Collateral CMO — 6.0%
Alternative Loan Trust, Series 2005-36, Class 3A1 FRN 2.535% 8/25/35	777,314	661,526
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	516,625	529,159
Banc of America Alternative Loan Trust, Series 2006-3, Class 4CB1 6.500% 4/25/36	773,040	666,298
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	339,573	337,867
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1 FRN 2.557% 8/25/34	239,030	241,309

	Principal Amount	Value
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3 FRN 7.463% 11/25/35	$1,615,757	$471,737
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4 FRN 0.537% 5/25/37	3,093,511	1,529,533
Connecticut Avenue Securities, Series 2014-C03, Class 1M2 FRN 3.187% 7/25/24	1,350,000	1,246,935
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF FRN (a) 0.587% 9/25/35	172,181	154,841
Credit Suisse Mortgage Trust, Series 2015-3R, Class 4A2 FRN (a) 0.435% 12/29/35	766,000	540,991
Credit Suisse Mortgage Trust, Series 2014-11R, Class 15A1 VRN (a) 2.403% 1/27/36	221,875	220,016
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1 FRN 0.367% 1/25/37	651,890	500,694
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.537% 9/25/35	226,790	189,049
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.624% 10/25/35	235,059	210,257
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.690% 2/25/36	121,785	108,324
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.967% 12/25/34	25,903	21,486
JP Morgan Resecuritization Trust, Series 2015-1, Class 1A1 FRN (a) 0.347% 12/27/36	593,618	566,155
Lehman Mortgage Trust, Series 2007-4, Class 2A2 FRN 6.483% 5/25/37	1,945,090	529,697
Lehman Mortgage Trust, Series 2007-2, Class 2A12 FRN 6.503% 2/25/37	739,832	204,867
Lehman Mortgage Trust, Series 2006-8, Class 4A2 FRN 7.563% 12/25/36	452,034	141,450
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.108% 9/25/33	681,800	695,501

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.798% 3/25/36	$190,557	$155,254
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2 FRN (a) 0.905% 4/26/47	300,000	259,260
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	168,470	171,939
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	59,309	60,758
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,092,411	1,094,125
RALI Series Trust, Series 2006-QS7, Class A5 FRN 5.413% 6/25/36	988,650	167,451
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A FRN 2.447% 8/25/34	242,533	235,909
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1 FRN 2.566% 8/25/36	621,217	486,160
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.308% 3/25/46	626,122	512,534
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.447% 11/25/45	202,165	186,864
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.477% 10/25/45	146,434	135,539
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A FRN 1.038% 10/25/46	1,045,712	843,661
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A FRN 1.118% 8/25/46	563,075	390,113
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3 FRN 1.937% 11/25/36	1,030,774	874,717

		15,341,976

	Principal Amount	Value
WL Collateral PAC — 0.1%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6 FRN 27.852% 7/25/36	$132,426	$216,811

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,769,084)		42,055,789

SOVEREIGN DEBT OBLIGATIONS — 7.5%
Brazil Notas do Tesouro Nacional, Series B BRL (d) 6.000% 8/15/50	547,000	465,989
Brazil Notas do Tesouro Nacional, Series F BRL (d) 10.000% 1/01/17	3,067,000	937,242
Colombia Government International Bond 5.625% 2/26/44	300,000	303,750
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	423,550
Italy Buoni Poliennali Del Tesoro EUR (d) 3.750% 9/01/24	3,530,000	4,409,511
Mexican Bonos MXN (d) 6.500% 6/09/22	33,508,000	2,208,607
Mexican Bonos MXN (d) 7.750% 11/13/42	26,885,600	1,906,343
Mexican Bonos MXN (d) 8.000% 6/11/20	2,730,800	194,204
Mexican Bonos MXN (d) 10.000% 12/05/24	4,820,000	392,669
Mexico Government International Bond 4.750% 3/08/44	164,000	155,800
Mexico Government International Bond 5.550% 1/21/45	700,000	744,625
Peruvian Government International Bond 5.625% 11/18/50	40,000	44,600
Poland Government Bond PLN (d) 3.250% 7/25/25	14,100,000	3,740,167
Poland Government International Bond 4.000% 1/22/24	490,000	512,663
Portugal Government International Bond (a) 5.125% 10/15/24	400,000	408,032
Republic of Turkey 5.750% 3/22/24	230,000	248,975
Resolution Strip Principal Bond 0.010% 10/15/19	1,280,000	1,186,352
Russian Foreign Bond STEP (a) 7.500% 3/31/30	100,000	117,149

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Russian Foreign Bond STEP (b) 7.500% 3/31/30	$306,250	$358,768
South Africa Government International Bond 5.875% 9/16/25	380,000	420,981

		19,179,977

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,598,786)		19,179,977

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.0%
Collateralized Mortgage Obligations — 3.0%
Fannie Mae-Aces Series 2014-M4, Class X2 0.403% 3/25/24 VRN	5,908,578	112,583
Series 2015-M4, Class ABV2 2.369% 7/25/22	250,000	247,912
Series 2014-M5, Class SA 4.061% 1/25/17 FRN	2,499,286	16,720
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,387,336	192,852
Series 4206, Class CZ 3.000% 5/15/43	106,441	95,312
Series 4226, Class GZ 3.000% 7/15/43	105,911	94,234
Series 4097, Class ST 5.865% 8/15/42 FRN	75,626	16,317
Series 4136, Class SQ 5.965% 11/15/42 FRN	79,450	18,238
Series R007, Class ZA 6.000% 5/15/36	314,457	353,399
Series 3621, Class SB 6.045% 1/15/40 FRN	103,776	17,925
Series 4203, Class PS 6.065% 9/15/42 FRN	469,655	88,201
Series 3349, Class AS 6.315% 7/15/37 FRN	1,020,278	189,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K715, Class X1 1.306% 1/25/21 VRN	2,140,083	115,453
Series K007, Class X1 1.343% 4/25/20 VRN	1,245,211	52,406
Series K015, Class X1 1.814% 7/25/21 VRN	382,300	31,316
Series K717, Class A2 2.991% 9/25/21	390,000	404,441

	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 3422, Class AI STEP 0.250% 1/15/38	$46,081	$386
Federal National Mortgage Association Series 2005-88, Class IP 1.650% 10/25/35	98,433	6,331
Series 2006-88, Class IP 1.745% 4/25/36	72,558	5,121
Series 2006-118, Class IP2 1.877% 12/25/36	117,887	8,042
Series 2006-118, Class IP1 2.390% 12/25/36	121,662	10,975
Series 2006-59, Class IP 2.397% 7/25/36	95,299	7,755
Series 409, Class C2 3.000% 4/25/27	340,971	37,680
Series 409, Class C13 3.500% 11/25/41	209,353	42,531
Series 409, Class C18 4.000% 4/25/42	365,052	80,905
Series 409, Class C22 4.500% 11/25/39	252,292	51,095
Series 2011-59, Class NZ 5.500% 7/25/41	622,725	718,714
Series 2013-9, Class CB 5.500% 4/25/42	1,133,957	1,270,192
Series 2012-93, Class SG 5.913% 9/25/42 FRN	152,196	33,696
Series 2012-124, Class SE 5.963% 11/25/42 FRN	624,860	137,783
Series 2012-128, Class SQ 5.963% 11/25/42 FRN	83,705	20,576
Series 2012-128, Class SL 5.963% 11/25/42 FRN	83,392	19,476
Series 2012-133, Class CS 5.963% 12/25/42 FRN	157,835	33,037
Series 2012-134, Class SK 5.963% 12/25/42 FRN	400,011	89,192
Series 2012-46, Class BA 6.000% 5/25/42	337,698	386,434
Series 2011-90, Class AS 6.213% 9/25/41 FRN	697,317	135,894
Series 2010-142, Class SM 6.343% 12/25/40 FRN	164,431	26,160
Series 2011-87, Class SG 6.363% 4/25/40 FRN	570,762	102,579
Series 2011-96, Class SA 6.363% 10/25/41 FRN	611,886	104,624
Series 2012-74, Class SA 6.463% 3/25/42 FRN	172,126	30,701
Series 2012-28, Class B 6.500% 6/25/39	124,219	137,323

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2013-9, Class BC 6.500% 7/25/42	$362,048	$414,845
Series 2012-51, Class B 7.000% 5/25/42	295,599	329,325
Government National Mortgage Association Series 2010-H28, Class FE 0.582% 12/20/60 FRN	281,203	281,169
Series 2011-H08, Class FG 0.662% 3/20/61 FRN	238,684	239,385
Series 2011-H09, Class AF 0.682% 3/20/61 FRN	155,939	156,526
Series 2014-186, Class IO 0.869% 8/16/54 VRN	3,433,388	240,016
Series 2013-178, Class IO 0.929% 6/16/55 VRN	516,858	29,866
Series 2013-162, Class IO 1.038% 9/16/46 VRN	3,245,205	209,157
2.514% 11/20/42 FRN	118,690	5,050
2.609% 9/20/43 VRN	67,778	2,520
Series 2012-66, Class CI 3.500% 2/20/38	348,002	46,169
Series 2014-176, Class IA 4.000% 11/20/44	311,802	49,481
Series 2014-117, Class SJ 5.413% 8/20/44 FRN	178,547	30,311
Series 2010-31, Class GS 6.313% 3/20/39 FRN	61,877	8,580
Series 2010-85, Class HS 6.463% 1/20/40 FRN	160,078	29,791

		7,616,236

Pass-Through Securities — 19.0%
Federal Home Loan Mortgage Corp. Pool #1N1640 1.918% 1/01/37 FRN	144,310	151,106
Pool #1N1637 2.116% 1/01/37 FRN	313,143	331,107
Pool #1J1368 2.623% 10/01/36 FRN	110,955	118,983
Pool #U90245 3.500% 10/01/42	173,897	179,155
Pool #U99114 3.500% 2/01/44	96,025	98,928
Pool #U99124 3.500% 3/01/45	871,436	897,783
Pool #G14492 4.000% 10/01/25	786,215	839,561
Pool #U90316 4.000% 10/01/42	84,966	90,462
Pool #U91254 4.000% 4/01/43	181,671	193,423

	Principal Amount	Value
Pool #Q19135 4.000% 6/01/43	$88,172	$94,193
Pool #Q19236 4.000% 6/01/43	96,337	102,494
Pool #Q19615 4.000% 7/01/43	86,650	92,567
Pool #U95137 4.000% 8/01/43	92,311	98,282
Pool #U99076 4.500% 12/01/43	656,228	721,287
Pool #U92272 4.500% 12/01/43	93,467	102,733
Pool #U99084 4.500% 2/01/44	560,679	616,265
Pool #U99091 4.500% 3/01/44	191,306	210,272
Pool #G06875 5.500% 12/01/38	25,933	29,116
Pool #G06669 6.500% 9/01/39	51,585	59,533
Pool #G07509 6.500% 9/01/39	54,302	62,547
Pool #G07335 7.000% 3/01/39	125,229	146,309
Federal Home Loan Mortgage Corp. TBA Pool #5992 4.000% 2/01/42 (c)	1,500,000	1,582,676
Federal National Mortgage Association Pool #950385 1.331% 8/01/37 FRN	29,042	29,776
Pool #AP9633 2.500% 10/01/42	167,489	161,012
Pool #AM8674 2.810% 4/01/25	220,000	219,052
Pool #AQ7306 3.000% 1/01/43	83,844	83,329
Pool #AR1202 3.000% 1/01/43	88,270	87,728
Pool #AR7989 3.500% 3/01/33	325,770	341,741
Pool #MA1543 3.500% 8/01/33	82,677	86,627
Pool #AS0589 3.500% 9/01/33	82,851	86,809
Pool #MA1608 3.500% 10/01/33	162,116	169,861
Pool #MA1652 3.500% 11/01/33	82,135	86,059
Pool #AS1348 3.500% 12/01/33	82,253	86,080
Pool #MA1177 3.500% 9/01/42	85,399	88,144

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1213 3.500% 10/01/42	$515,687	$532,265
Pool #MA1372 3.500% 3/01/43	264,670	273,344
Pool #MA1403 3.500% 4/01/43	704,964	728,068
Pool #AK8441 4.000% 4/01/42	80,668	85,990
Pool #AO2711 4.000% 5/01/42	76,249	81,279
Pool #AO6086 4.000% 6/01/42	88,494	94,333
Pool #AP0692 4.000% 7/01/42	75,501	80,411
Pool #AP5333 4.000% 7/01/42	379,972	404,685
Pool #AP2530 4.000% 8/01/42	68,340	72,785
Pool #AP2958 4.000% 8/01/42	74,156	78,979
Pool #AP7399 4.000% 9/01/42	161,588	172,097
Pool #AP4903 4.000% 9/01/42	88,684	94,521
Pool #AP9229 4.000% 10/01/42	72,602	77,324
Pool #AP9766 4.000% 10/01/42	342,049	364,616
Pool #MA1253 4.000% 11/01/42	258,206	275,241
Pool #AQ3599 4.000% 11/01/42	87,187	92,858
Pool #AQ7003 4.000% 12/01/42	143,260	152,578
Pool #AQ4555 4.000% 12/01/42	159,400	169,742
Pool #AQ7082 4.000% 1/01/43	185,661	198,316
Pool #AL3508 4.000% 4/01/43	83,405	89,299
Pool #AQ4078 4.000% 6/01/43	85,283	91,256
Pool #AQ4080 4.000% 6/01/43	86,951	92,660
Pool #AB9683 4.000% 6/01/43	166,854	177,550
Pool #AT8394 4.000% 6/01/43	86,602	92,667
Pool #AT9657 4.000% 7/01/43	160,843	171,153
Pool #AT9637 4.000% 7/01/43	266,507	284,007

	Principal Amount	Value
Pool #AT9653 4.000% 7/01/43	$176,377	$188,731
Pool #AS0070 4.000% 8/01/43	95,111	101,386
Pool #MA1547 4.000% 8/01/43	92,321	98,412
Pool #AS4347 4.000% 1/01/45	196,608	209,519
Pool #AS4346 4.000% 1/01/45	1,472,404	1,575,530
Pool #AX7573 4.000% 1/01/45	1,372,388	1,468,509
Pool #MA0706 4.500% 4/01/31	74,611	81,032
Pool #MA0734 4.500% 5/01/31	231,827	252,067
Pool #MA0776 4.500% 6/01/31	77,581	84,355
Pool #MA0913 4.500% 11/01/31	55,507	60,422
Pool #MA0939 4.500% 12/01/31	63,184	68,780
Pool #993117 4.500% 1/01/39	16,330	17,679
Pool #AA0856 4.500% 1/01/39	27,351	29,611
Pool #AA2450 4.500% 2/01/39	5,439	5,888
Pool #AA3495 4.500% 2/01/39	42,315	45,811
Pool #935520 4.500% 8/01/39	94,560	102,491
Pool #AD5481 4.500% 5/01/40	1,409,798	1,528,033
Pool #AD6914 4.500% 6/01/40	157,006	170,174
Pool #AD8685 4.500% 8/01/40	328,196	355,720
Pool #MA1591 4.500% 9/01/43	185,357	203,972
Pool #AU6423 4.500% 10/01/43	794,251	859,373
Pool #AL4341 4.500% 10/01/43	27,290	29,519
Pool #MA1629 4.500% 10/01/43	185,913	204,584
Pool #MA1664 4.500% 11/01/43	91,710	100,920
Pool #MA1711 4.500% 12/01/43	184,071	202,557
Pool #AL4741 4.500% 1/01/44	92,747	102,061

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AW0318 4.500% 2/01/44	$400,815	$433,679
Pool #AL5562 4.500% 4/01/44	82,123	88,856
Pool #AL5540 4.500% 7/01/44	188,907	207,200
Pool #890604 4.500% 10/01/44	1,041,840	1,141,425
Pool #AS4271 4.500% 1/01/45	96,681	106,526
Pool #915154 5.000% 4/01/37	142,455	157,524
Pool #974965 5.000% 4/01/38	482,315	532,431
Pool #983077 5.000% 5/01/38	131,801	145,867
Pool #310088 5.000% 6/01/38	130,310	144,216
Pool #AE2266 5.000% 3/01/40	186,297	206,061
Pool #937948 5.500% 6/01/37	39,542	44,520
Pool #995072 5.500% 8/01/38	72,084	81,351
Pool #481473 6.000% 2/01/29	135	153
Pool #867557 6.000% 2/01/36	2,909	3,302
Pool #AE0469 6.000% 12/01/39	470,134	535,536
Pool #AL4324 6.500% 5/01/40	336,937	386,325
Pool #AE0758 7.000% 2/01/39	193,259	226,424
Federal National Mortgage Association TBA Pool #838 2.500% 1/01/28 (c)	700,000	708,313
Pool #3430 3.000% 12/01/27 (c)	4,900,000	5,074,945
Pool #2409 3.500% 11/01/26 (c)	600,000	632,906
Pool #1127 3.500% 1/01/43 (c)	1,800,000	1,854,703
Pool #5880 3.500% 1/01/43 (c)	2,900,000	2,980,430
Pool #12994 4.000% 5/01/42 (c)	3,900,000	4,122,422
Pool #15801 4.500% 4/01/40 (c)	1,300,000	1,405,523
Pool #28654 5.000% 4/01/37 (c)	400,000	441,875

	Principal Amount	Value
Government National Mortgage Association Pool #487588 6.000% 4/15/29	$4,433	$5,061
Pool #596620 6.000% 10/15/32	1,035	1,200
Pool #595077 6.000% 10/15/32	744	859
Pool #598000 6.000% 12/15/32	66	75
Pool #604706 6.000% 10/15/33	101,164	116,249
Pool #636251 6.000% 3/15/35	10,589	12,183
Pool #782034 6.000% 1/15/36	116,917	134,780
Pool #658029 6.000% 7/15/36	53,344	61,156
Government National Mortgage Association I TBA Pool # 3143 3.500% 3/01/42 (c)	400,000	414,969
Pool #3365 3.500% 8/20/45 (c)	500,000	517,539
Government National Mortgage Association II Pool #783298 4.500% 4/20/41	620,831	672,971
Pool #783368 4.500% 7/20/41	79,926	86,638
Pool #4747 5.000% 7/20/40	368,799	409,886
Government National Mortgage Association II TBA Pool #471 3.500% 6/01/43 (c)	2,500,000	2,594,726
Pool #1767 4.000% 1/01/43 (c)	400,000	423,906

		48,634,871

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $56,419,606)		56,251,107

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds & Notes — 10.6%
U.S. Treasury Bond 2.500% 2/15/45	270,000	237,595
U.S. Treasury Bond 3.000% 5/15/45	6,800,000	6,654,438
U.S. Treasury Bond 3.375% 5/15/44	4,100,000	4,303,158

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 0.125% 7/15/24	$418,475	$408,111
U.S. Treasury Inflation Index 0.375% 7/15/23	467,641	469,321
U.S. Treasury Inflation Index 0.625% 1/15/24	861,849	876,527
U.S. Treasury Inflation Index 0.625% 2/15/43	1,255,404	1,112,994
U.S. Treasury Inflation Index 0.750% 2/15/42	104,701	96,219
U.S. Treasury Inflation Index 1.375% 2/15/44	1,157,237	1,235,350
U.S. Treasury Inflation Index 2.125% 2/15/40	372,157	458,306
U.S. Treasury Inflation Index 2.375% 1/15/25	1,242,549	1,461,742
U.S. Treasury Note 0.250% 10/31/15	10,000	10,006
U.S. Treasury Note 0.500% 7/31/16	180,000	180,285
U.S. Treasury Note 0.625% 11/30/17	180,000	179,212
U.S. Treasury Note 1.500% 12/31/18	250,000	252,437
U.S. Treasury Note 1.500% 10/31/19	30,000	30,016
U.S. Treasury Note 1.500% 1/31/22	40,000	38,725
U.S. Treasury Note 1.625% 7/31/19	270,000	272,331
U.S. Treasury Note 1.625% 12/31/19	640,000	642,525
U.S. Treasury Note 1.750% 9/30/19	30,000	30,357
U.S. Treasury Note 2.000% 2/15/25	4,430,000	4,302,767
U.S. Treasury Note 2.125% 12/31/21	2,720,000	2,740,427
U.S. Treasury Note 2.125% 5/15/25	20,000	19,634
U.S. Treasury Note 2.375% 8/15/24	1,200,000	1,206,375

		27,218,858

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,528,097)		27,218,858

TOTAL BONDS & NOTES (Cost $230,887,091)		229,937,882

TOTAL LONG-TERM INVESTMENTS (Cost $231,049,751)		230,094,940

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 19.7%
Discount Notes — 15.5%
Federal Home Loan Mortgage Corp. 0.010%, due 8/21/15	$11,700,000	$11,698,426
Federal National Mortgage Association 0.010%, due 1/08/16	18,000,000	17,985,675
Federal National Mortgage Association 0.162%, due 8/03/15	10,000,000	9,998,533

		39,682,634

Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (e)	10,751,259	10,751,259

TOTAL SHORT-TERM INVESTMENTS (Cost $50,433,893)		50,433,893

TOTAL INVESTMENTS — 109.5% (Cost $281,483,644) (f)		280,528,833

Other Assets/(Liabilities) — (9.5)%		(24,264,016)

NET ASSETS — 100.0%		$256,264,817

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
PAC	Planned Amortization Class
PLN	Polish Zloty
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $28,050,582 or 10.95% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, these securities amounted to a value of $786,580 or 0.31% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Maturity value of $10,751,262. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 1/15/39 – 7/25/39, and an aggregate market value, including accrued interest, of $10,968,070.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.8%
Chemicals — 1.9%
Celanese Corp. Series A	4,200	$301,895
CF Industries Holdings, Inc.	5,000	321,400
The Dow Chemical Co.	24,700	1,263,899
E.I. du Pont de Nemours & Co.	48,447	3,098,186
Eastman Chemical Co.	3,200	261,824
LyondellBasell Industries NV Class A	15,500	1,604,560
The Mosaic Co.	7,400	346,690
The Valspar Corp.	1,700	139,094

		7,337,548

Forest Products & Paper — 0.2%
International Paper Co.	9,000	428,310
MeadWestvaco Corp.	3,300	155,727
Rock-Tenn Co. Class A	900	54,180

		638,217

Iron & Steel — 0.1%
Nucor Corp.	6,400	282,048

Mining — 0.6%
Vulcan Materials Co.	25,470	2,137,697

		10,395,510

Communications — 7.5%
Advertising — 0.5%
Omnicom Group, Inc.	28,694	1,993,946

Internet — 1.2%
Liberty Interactive Corp. QVC Group (a)	69,209	1,920,550
Symantec Corp.	104,798	2,436,553

		4,357,103

Media — 2.6%
AMC Networks, Inc. Class A (a)	100	8,185
CBS Corp. Class B	8,400	466,200
Comcast Corp. Class A	41,252	2,480,895
Liberty Global PLC Series A (a)	25,428	1,374,892
News Corp. Class A (a)	7,700	112,343
TEGNA, Inc.	6,100	195,627
Time Warner, Inc.	39,800	3,478,918
Viacom, Inc. Class B	24,309	1,571,334

		9,688,394

Telecommunications — 3.2%
CenturyLink, Inc.	5,160	151,601
Cisco Systems, Inc.	179,711	4,934,864
Corning, Inc.	40,200	793,146
Juniper Networks, Inc.	8,200	212,954
QUALCOMM, Inc.	31,170	1,952,177

	Number of Shares	Value
Verizon Communications, Inc.	39,815	$1,855,777
Vodafone Group PLC Sponsored ADR (United Kingdom)	49,030	1,787,144

		11,687,663

		27,727,106

Consumer, Cyclical — 7.6%
Airlines — 0.4%
Alaska Air Group, Inc.	3,900	251,277
Delta Air Lines, Inc.	17,500	718,900
Southwest Airlines Co.	14,300	473,187

		1,443,364

Apparel — 0.6%
Ralph Lauren Corp.	16,113	2,132,717

Auto Manufacturers — 1.2%
Ford Motor Co.	69,100	1,037,191
General Motors Co.	87,155	2,904,876
Paccar, Inc.	7,600	484,956

		4,427,023

Automotive & Parts — 0.3%
BorgWarner, Inc.	800	45,472
Johnson Controls, Inc.	19,000	941,070
Lear Corp.	2,300	258,198

		1,244,740

Home Builders — 0.1%
Lennar Corp. Class A	3,700	188,848
PulteGroup, Inc.	7,800	157,170
Toll Brothers, Inc. (a)	3,800	145,122

		491,140

Home Furnishing — 0.1%
Whirlpool Corp.	1,500	259,575

Leisure Time — 0.7%
Carnival Corp.	12,700	627,253
Harley-Davidson, Inc.	27,367	1,542,130
Royal Caribbean Cruises Ltd.	4,400	346,236

		2,515,619

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,000	56,690
Wyndham Worldwide Corp.	2,600	212,966

		269,656

Retail — 4.1%
AutoNation, Inc. (a)	2,600	163,748
AutoZone, Inc. (a)	900	600,210
Bed Bath & Beyond, Inc. (a)	3,700	255,226
Coach, Inc.	5,500	190,355
CVS Health Corp.	17,653	1,851,447
Dick’s Sporting Goods, Inc.	2,000	103,540
Dillard’s, Inc. Class A	800	84,152

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foot Locker, Inc.	3,000	$201,030
GameStop Corp. Class A	2,300	98,808
The Gap, Inc.	8,900	339,713
Kohl’s Corp.	5,900	369,399
Lowe’s Cos., Inc.	24,538	1,643,310
Macy’s, Inc.	21,800	1,470,846
McDonald’s Corp.	19,400	1,844,358
Nordstrom, Inc.	4,400	327,800
Penske Auto Group, Inc.	2,500	130,275
PVH Corp.	1,800	207,360
Staples, Inc.	4,000	61,240
Wal-Mart Stores, Inc.	79,000	5,603,470

		15,546,287

		28,330,121

Consumer, Non-cyclical — 18.8%
Agriculture — 1.5%
Archer-Daniels-Midland Co.	18,400	887,248
Bunge Ltd.	3,300	289,740
Philip Morris International, Inc.	54,496	4,368,944

		5,545,932

Beverages — 0.6%
Coca-Cola Enterprises, Inc.	7,400	321,456
PepsiCo, Inc.	22,226	2,074,575

		2,396,031

Biotechnology — 1.9%
Amgen, Inc.	20,800	3,193,216
Gilead Sciences, Inc.	31,400	3,676,312

		6,869,528

Commercial Services — 0.2%
The ADT Corp.	3,700	124,209
H&R Block, Inc.	5,900	174,935
Manpower, Inc.	1,700	151,946
Western Union Co.	11,000	223,630

		674,720

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.	1,600	210,480

Foods — 1.1%
Campbell Soup Co.	6,200	295,430
General Mills, Inc.	17,500	975,100
Ingredion, Inc.	1,500	119,715
Kellogg Co.	7,500	470,250
Mondelez International, Inc. Class A	50,222	2,066,133
Pilgrim’s Pride Corp.	5,200	119,444

		4,046,072

Health Care – Products — 2.5%
Baxter International, Inc.	9,500	664,335
Johnson & Johnson	59,300	5,779,378
Medtronic PLC	33,229	2,462,269
St. Jude Medical, Inc.	7,800	569,946

		9,475,928

	Number of Shares	Value
Health Care – Services — 3.3%
Aetna, Inc.	7,200	$917,712
Anthem, Inc.	8,200	1,345,948
Cigna Corp.	2,310	374,220
HCA Holdings, Inc. (a)	29,948	2,716,882
Quest Diagnostics, Inc.	3,100	224,812
UnitedHealth Group, Inc.	55,603	6,783,566

		12,363,140

Household Products — 0.3%
Avery Dennison Corp.	1,800	109,692
Kimberly-Clark Corp.	10,400	1,102,088

		1,211,780

Pharmaceuticals — 7.3%
Allergan PLC (a)	5,962	1,809,229
Eli Lilly & Co.	34,961	2,918,894
Express Scripts Holding Co. (a)	24,058	2,139,719
Herbalife Ltd. (a)	2,000	110,180
Merck & Co., Inc.	126,980	7,228,971
Pfizer, Inc.	238,168	7,985,773
Sanofi ADR (France)	52,511	2,600,870
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	39,365	2,326,471

		27,120,107

		69,913,718

Energy — 7.2%
Oil & Gas — 6.1%
Chevron Corp.	51,214	4,940,615
Devon Energy Corp.	11,100	660,339
EOG Resources, Inc.	3,500	306,425
Exxon Mobil Corp.	84,900	7,063,680
Hess Corp.	23,696	1,584,789
Marathon Oil Corp.	77,085	2,045,836
Marathon Petroleum Corp.	11,600	606,796
Phillips 66	16,800	1,353,408
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	32,947	1,878,308
Tesoro Corp.	1,700	143,497
Valero Energy Corp.	37,150	2,325,590

		22,909,283

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	8,200	505,940
Halliburton Co.	47,523	2,046,816
HollyFrontier Corp.	4,200	179,298
National Oilwell Varco, Inc.	26,127	1,261,411

		3,993,465

		26,902,748

Financial — 27.6%
Banks — 9.6%
Bank of America Corp.	478,972	8,152,103
The Bank of New York Mellon Corp.	31,800	1,334,646

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BOK Financial Corp.	1,500	$104,370
Capital One Financial Corp.	13,700	1,205,189
Comerica, Inc.	4,700	241,204
Commerce Bancshares, Inc.	2,840	132,827
East West Bancorp, Inc.	500	22,410
Fifth Third Bancorp	149,679	3,116,317
Huntington Bancshares, Inc.	22,700	256,737
KeyCorp	25,100	377,002
Northern Trust Corp.	5,500	420,530
PNC Financial Services Group, Inc.	36,097	3,452,678
Regions Financial Corp.	38,400	397,824
State Street Corp.	33,985	2,616,845
SunTrust Banks, Inc.	14,600	628,092
U.S. Bancorp	45,400	1,970,360
Wells Fargo & Co.	201,769	11,347,488

		35,776,622

Diversified Financial — 10.9%
American Express Co.	49,965	3,883,280
Ameriprise Financial, Inc.	22,671	2,832,288
BlackRock, Inc.	4,400	1,522,312
Citigroup, Inc.	120,211	6,640,456
Discover Financial Services	55,916	3,221,880
E*TRADE Financial Corp. (a)	6,200	185,690
Eaton Vance Corp.	2,500	97,825
FNF Group	50,355	1,862,631
Franklin Resources, Inc.	17,500	858,025
The Goldman Sachs Group, Inc.	12,400	2,588,996
Invesco Ltd.	12,200	457,378
JP Morgan Chase & Co.	177,461	12,024,757
Legg Mason, Inc.	29,326	1,511,169
Morgan Stanley	54,300	2,106,297
The NASDAQ OMX Group, Inc.	3,600	175,716
Navient Corp.	10,800	196,668
T. Rowe Price Group, Inc.	5,600	435,288

		40,600,656

Diversified Financial Services — 0.1%
Voya Financial, Inc.	4,900	227,703

Insurance — 6.5%
ACE Ltd.	9,300	945,624
Aflac, Inc.	9,300	578,460
Alleghany Corp. (a)	500	234,380
The Allstate Corp.	12,800	830,336
American Financial Group, Inc.	5,600	364,224
American International Group, Inc.	81,408	5,032,643
Arch Capital Group Ltd. (a)	2,600	174,096
Assurant, Inc.	2,000	134,000
Axis Capital Holdings Ltd.	1,400	74,718
The Chubb Corp.	17,600	1,674,464
Cincinnati Financial Corp.	2,900	145,522
Everest Re Group Ltd.	1,400	254,814
The Hartford Financial Services Group, Inc.	9,000	374,130

	Number of Shares	Value
Lincoln National Corp.	7,400	$438,228
Loews Corp.	7,900	304,229
Markel Corp. (a)	300	240,204
MetLife, Inc.	66,635	3,730,894
Principal Financial Group, Inc.	8,100	415,449
The Progressive Corp.	12,500	347,875
Prudential Financial, Inc.	12,800	1,120,256
Reinsurance Group of America, Inc.	2,300	218,201
Torchmark Corp.	9,800	570,556
The Travelers Cos., Inc.	38,888	3,758,914
Unum Group	62,134	2,221,290
W.R. Berkley Corp.	2,700	140,211

		24,323,718

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	53,396	1,681,974

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	12,200	224,236
People’s United Financial, Inc.	6,600	106,986

		331,222

		102,941,895

Industrial — 13.1%
Aerospace & Defense — 3.9%
The Boeing Co.	14,700	2,039,184
General Dynamics Corp.	10,500	1,487,745
L-3 Communications Holdings, Inc.	2,500	283,450
Lockheed Martin Corp.	9,000	1,673,100
Northrop Grumman Corp.	23,216	3,682,754
Raytheon Co.	9,000	861,120
Rockwell Collins, Inc.	3,600	332,460
United Technologies Corp.	38,592	4,281,011

		14,640,824

Building Materials — 0.0%
Owens Corning, Inc.	2,500	103,125

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,700	981,111

Electronics — 0.5%
Arrow Electronics, Inc. (a)	2,900	161,820
Avnet, Inc.	5,500	226,105
Jabil Circuit, Inc.	4,100	87,289
Knowles Corp. (a)	76,783	1,389,772

		1,864,986

Environmental Controls — 0.0%
Republic Services, Inc.	1,300	50,921

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,500	91,335
Stanley Black & Decker, Inc.	4,200	442,008

		533,343

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.5%
Ingersoll-Rand PLC	28,887	$1,947,562

Machinery – Diversified — 0.5%
AGCO Corp.	1,900	107,882
Cummins, Inc.	4,400	577,236
Deere & Co.	7,100	689,055
Rockwell Automation, Inc.	2,400	299,136
Xylem, Inc.	3,600	133,452

		1,806,761

Manufacturing — 5.1%
Eaton Corp. PLC	43,849	2,959,369
General Electric Co.	307,700	8,175,589
Honeywell International, Inc.	38,146	3,889,748
Illinois Tool Works, Inc.	12,289	1,128,007
Parker Hannifin Corp.	3,900	453,687
Pentair PLC	29,555	2,031,906
Textron, Inc.	5,900	263,317

		18,901,623

Packaging & Containers — 0.9%
Ball Corp.	2,600	182,390
Bemis Co., Inc.	2,900	130,529
Crown Holdings, Inc. (a)	3,800	201,058
Packaging Corporation of America	2,100	131,229
Sealed Air Corp.	51,007	2,620,740
Sonoco Products Co.	2,900	124,294

		3,390,240

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,000	112,590

Transportation — 1.2%
American ExpressNorfolk Southern Corp.	34,467	3,011,037
CSX Corp.	28,300	923,995
Ryder System, Inc.	1,100	96,107
Union Pacific Corp.	3,100	295,647

		4,326,786

Trucking & Leasing — 0.0%
AMERCO	400	130,764

		48,790,636

Technology — 10.9%
Computers — 5.7%
Accenture PLC Class A	12,300	1,190,394
Apple, Inc.	118,071	14,809,055
Brocade Communications Systems, Inc.	8,900	105,732
Computer Sciences Corp.	3,900	255,996
EMC Corp.	109,227	2,882,501
Hewlett-Packard Co.	53,000	1,590,530
Teradata Corp. (a)	3,000	111,000
Western Digital Corp.	6,200	486,204

		21,431,412

	Number of Shares	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	2,300	$47,863
Xerox Corp.	33,800	359,632

		407,495

Semiconductors — 1.0%
Intel Corp.	95,900	2,916,798
Lam Research Corp.	3,400	276,590
NVIDIA Corp.	16,000	321,760
Xilinx, Inc.	5,500	242,880

		3,758,028

Software — 4.1%
CA, Inc.	9,400	275,326
The Dun & Bradstreet Corp.	1,200	146,400
Microsoft Corp.	247,638	10,933,218
Oracle Corp.	93,400	3,764,020

		15,118,964

		40,715,899

Utilities — 2.5%
Electric — 2.4%
The AES Corp.	20,600	273,156
Ameren Corp.	6,400	241,152
American Electric Power Co., Inc.	10,500	556,185
Calpine Corp. (a)	72,579	1,305,696
Consolidated Edison, Inc.	6,200	358,856
DTE Energy Co.	3,200	238,848
Duke Energy Corp.	14,700	1,038,114
Edison International	6,900	383,502
Eversource Energy	7,400	336,034
Exelon Corp.	16,700	524,714
FirstEnergy Corp.	4,700	152,985
NextEra Energy, Inc.	15,813	1,550,148
OGE Energy Corp.	2,600	74,282
PG&E Corp.	30,856	1,515,030
Pinnacle West Capital Corp.	2,400	136,536
Public Service Enterprise Group, Inc.	10,800	424,224

		9,109,462

Gas — 0.0%
UGI Corp.	3,700	127,465

Water — 0.1%
American Water Works Co., Inc.	3,800	184,794

		9,421,721

TOTAL COMMON STOCK (Cost $294,916,694)		365,139,354

TOTAL EQUITIES (Cost $294,916,694)		365,139,354

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 1000 Value Index Fund	21,400	$2,207,411

TOTAL MUTUAL FUNDS (Cost $2,243,704)		2,207,411

TOTAL LONG-TERM INVESTMENTS (Cost $297,160,398)		367,346,765

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$7,047,298	7,047,298

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	8,378	8,378

TOTAL SHORT-TERM INVESTMENTS (Cost $7,055,676)		7,055,676

TOTAL INVESTMENTS — 100.5% (Cost $304,216,074) (c)		374,402,441

Other Assets/(Liabilities) — (0.5)%		(1,734,450)

NET ASSETS — 100.0%		$372,667,991

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,047,300. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 7/25/37 – 7/25/39, and an aggregate market value, including accrued interest, of $7,191,044.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.9%
Chemicals — 1.9%
Axalta Coating Systems Ltd. (a)	273,720	$9,054,658
The Dow Chemical Co.	347,560	17,784,645

		26,839,303

Forest Products & Paper — 0.8%
International Paper Co.	249,510	11,874,181

Iron & Steel — 1.2%
Nucor Corp.	145,520	6,413,066
Steel Dynamics, Inc.	525,780	10,891,533

		17,304,599

		56,018,083

Communications — 10.1%
Internet — 1.3%
Symantec Corp.	779,370	18,120,353

Media — 4.2%
CBS Corp. Class B	252,960	14,039,280
Comcast Corp. Class A	299,040	17,984,266
Nielsen NV	343,200	15,365,064
Thomson Reuters Corp.	332,550	12,660,178

		60,048,788

Telecommunications — 4.6%
Cisco Systems, Inc.	1,656,980	45,500,671
Verizon Communications, Inc.	453,020	21,115,262

		66,615,933

		144,785,074

Consumer, Cyclical — 10.4%
Home Builders — 1.0%
PulteGroup, Inc.	684,070	13,784,011

Housewares — 1.0%
Newell Rubbermaid, Inc.	333,080	13,692,919

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	249,760	13,996,550

Lodging — 1.0%
Hilton Worldwide Holdings, Inc. (a)	536,890	14,791,319

Retail — 6.4%
CVS Health Corp.	172,270	18,067,678
Dollar General Corp.	196,580	15,282,129
The Home Depot, Inc.	160,540	17,840,810
Lowe’s Cos., Inc.	203,480	13,627,056
Nordstrom, Inc.	168,960	12,587,520
PVH Corp.	127,450	14,682,240

		92,087,433

		148,352,232

	Number of Shares	Value
Consumer, Non-cyclical — 16.6%
Agriculture — 0.8%
British American Tobacco PLC	210,624	$11,319,592

Beverages — 1.7%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	130,080	15,696,754
Diageo PLC Sponsored ADR (United Kingdom)	69,510	8,065,940

		23,762,694

Biotechnology — 1.9%
Amgen, Inc.	91,260	14,010,235
Gilead Sciences, Inc.	110,400	12,925,632

		26,935,867

Foods — 1.2%
Kraft Foods Group, Inc.	200,756	17,092,366

Health Care – Products — 2.4%
Baxter International, Inc.	178,440	12,478,309
Medtronic PLC	301,157	22,315,734

		34,794,043

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	160,300	19,556,600

Pharmaceuticals — 7.2%
AstraZeneca PLC Sponsored ADR (United Kingdom)	227,480	14,492,751
Bristol-Myers Squibb Co.	317,220	21,107,819
Merck & Co., Inc.	656,190	37,356,896
Pfizer, Inc.	354,765	11,895,270
Roche Holding AG	66,660	18,715,027

		103,567,763

		237,028,925

Energy — 10.5%
Oil & Gas — 9.2%
Anadarko Petroleum Corp.	143,290	11,185,217
Chevron Corp.	286,080	27,598,138
EOG Resources, Inc.	206,400	18,070,320
Exxon Mobil Corp.	259,510	21,591,232
Marathon Oil Corp.	763,040	20,251,082
Occidental Petroleum Corp.	142,870	11,111,000
Pioneer Natural Resources Co.	78,390	10,871,909
Southwestern Energy Co. (a)	455,800	10,360,334

		131,039,232

Oil & Gas Services — 1.3%
Halliburton Co.	442,560	19,061,059

		150,100,291

Financial — 26.8%
Banks — 7.6%
M&T Bank Corp.	137,560	17,185,371
PNC Financial Services Group, Inc.	335,070	32,049,445

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	1,050,540	$59,082,370

		108,317,186

Diversified Financial — 12.6%
Ameriprise Financial, Inc.	140,420	17,542,671
BlackRock, Inc.	65,210	22,561,356
Citigroup, Inc.	644,810	35,619,304
The Goldman Sachs Group, Inc.	85,740	17,901,655
IntercontinentalExchange, Inc.	82,150	18,369,561
Invesco Ltd.	348,300	13,057,767
JP Morgan Chase & Co.	826,716	56,018,276

		181,070,590

Insurance — 6.4%
ACE Ltd.	200,720	20,409,210
American International Group, Inc.	254,620	15,740,608
Marsh & McLennan Cos., Inc.	271,440	15,390,648
MetLife, Inc.	359,150	20,108,808
Principal Financial Group, Inc.	219,728	11,269,849
Unum Group	231,110	8,262,183

		91,181,306

Real Estate Investment Trusts (REITS) — 0.2%
Paramount Group, Inc.	213,690	3,666,920

		384,236,002

Industrial — 11.0%
Aerospace & Defense — 2.5%
Spirit AeroSystems Holdings, Inc. Class A (a)	237,920	13,111,771
United Technologies Corp.	203,950	22,624,174

		35,735,945

Building Materials — 1.3%
Fortune Brands Home & Security, Inc.	406,560	18,628,579

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	206,310	13,909,420

Manufacturing — 5.4%
3M Co.	98,350	15,175,405
Eaton Corp. PLC	347,220	23,433,878
General Electric Co.	957,490	25,440,509
Illinois Tool Works, Inc.	140,250	12,873,548

		76,923,340

Transportation — 0.8%
Union Pacific Corp.	121,800	11,616,066

		156,813,350

Technology — 6.9%
Semiconductors — 5.5%
Analog Devices, Inc.	220,120	14,128,402
Intel Corp.	892,000	27,130,180
Marvell Technology Group Ltd.	1,143,040	15,070,982
Maxim Integrated Products, Inc.	642,850	22,226,539

		78,556,103

	Number of Shares	Value
Software — 1.4%
Microsoft Corp.	474,300	$20,940,345

		99,496,448

Utilities — 2.4%
Electric — 2.4%
Edison International	198,330	11,023,181
Eversource Energy	331,280	15,043,425
NextEra Energy, Inc.	77,850	7,631,636

		33,698,242

TOTAL COMMON STOCK (Cost $1,028,060,741)		1,410,528,647

TOTAL EQUITIES (Cost $1,028,060,741)		1,410,528,647

TOTAL LONG-TERM INVESTMENTS (Cost $1,028,060,741)		1,410,528,647

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$20,217,500	20,217,500

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	59,830	59,830

TOTAL SHORT-TERM INVESTMENTS (Cost $20,277,330)		20,277,330

TOTAL INVESTMENTS — 100.0% (Cost $1,048,338,071) (c)		1,430,805,977

Other Assets/(Liabilities) — 0.0%		603,806

NET ASSETS — 100.0%		$1,431,409,783

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $20,217,506. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 7/25/39, and an aggregate market value, including accrued interest, of $20,623,222.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.0%
Chemicals — 0.5%
BASF SE Sponsored ADR (Germany)	21,222	$1,881,542

Iron & Steel — 1.0%
Carpenter Technology Corp.	100,700	3,895,076

Mining — 1.5%
Alcoa, Inc.	244,000	2,720,600
Cameco Corp. (a)	120,200	1,716,456
Rio Tinto PLC Sponsored ADR (United Kingdom) (a)	31,598	1,302,154

		5,739,210

		11,515,828

Communications — 5.0%
Advertising — 1.0%
Aimia, Inc.	332,200	3,607,692

Telecommunications — 4.0%
AT&T, Inc.	128,208	4,553,948
Cisco Systems, Inc.	104,898	2,880,499
Verizon Communications, Inc.	125,569	5,852,771
Vodafone Group PLC Sponsored ADR (United Kingdom)	49,072	1,788,675

		15,075,893

		18,683,585

Consumer, Cyclical — 7.5%
Airlines — 1.1%
Southwest Airlines Co.	125,849	4,164,344

Home Builders — 1.9%
Lennar Corp.	94,678	4,082,515
Lennar Corp. Class A	57,297	2,924,439

		7,006,954

Retail — 4.5%
The Gap, Inc.	54,947	2,097,327
The Home Depot, Inc.	10,900	1,211,317
Target Corp.	71,459	5,833,198
Wal-Mart Stores, Inc.	109,960	7,799,463

		16,941,305

		28,112,603

Consumer, Non-cyclical — 22.5%
Agriculture — 4.2%
Altria Group, Inc.	63,059	3,084,216
Philip Morris International, Inc.	160,360	12,856,061

		15,940,277

Commercial Services — 0.5%
MasterCard, Inc. Class A	18,000	1,682,640

	Number of Shares	Value
Foods — 1.4%
ConAgra Foods, Inc.	64,000	$2,798,080
Tyson Foods, Inc. Class A	59,200	2,523,696

		5,321,776

Health Care – Products — 2.6%
Johnson & Johnson	60,874	5,932,780
Medtronic PLC	53,116	3,935,896

		9,868,676

Household Products — 0.7%
Tupperware Brands Corp.	40,071	2,586,182

Pharmaceuticals — 13.1%
Allergan PLC (b)	4,600	1,395,916
Eli Lilly & Co.	117,264	9,790,371
Herbalife Ltd. (a) (b)	161,503	8,897,200
Merck & Co., Inc.	245,100	13,953,543
Pfizer, Inc.	447,766	15,013,594

		49,050,624

		84,450,175

Energy — 8.6%
Oil & Gas — 8.6%
BP PLC Sponsored ADR (United Kingdom)	174,222	6,961,911
Chesapeake Energy Corp. (a)	117,700	1,314,709
ConocoPhillips	98,218	6,031,567
Ensco PLC Class A	325,600	7,251,112
Occidental Petroleum Corp.	44,123	3,431,446
Phillips 66	46,979	3,784,628
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	61,700	3,517,517

		32,292,890

Financial — 25.1%
Banks — 7.7%
Bank of America Corp.	832,796	14,174,188
PNC Financial Services Group, Inc.	17,499	1,673,779
State Street Corp.	24,193	1,862,861
SunTrust Banks, Inc.	70,772	3,044,611
Wells Fargo & Co.	147,540	8,297,650

		29,053,089

Diversified Financial — 9.8%
Ally Financial, Inc. (b)	182,200	4,086,746
American Express Co.	61,399	4,771,931
Ameriprise Financial, Inc.	13,600	1,699,048
Citigroup, Inc.	205,326	11,342,208
JP Morgan Chase & Co.	220,458	14,938,234

		36,838,167

Diversified Financial Services — 0.9%
Voya Financial, Inc.	76,047	3,533,904

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 6.7%
American International Group, Inc.	74,300	$4,593,226
CNO Financial Group, Inc.	831,200	15,252,520
Loews Corp.	104,918	4,040,392
XL Group PLC	28,666	1,066,375

		24,952,513

		94,377,673

Industrial — 14.8%
Aerospace & Defense — 3.8%
General Dynamics Corp.	32,620	4,621,928
Northrop Grumman Corp.	42,500	6,741,775
Raytheon Co.	32,081	3,069,510

		14,433,213

Building Materials — 1.0%
CRH PLC Sponsored ADR (Ireland)	133,833	3,762,045

Electronics — 0.5%
TE Connectivity Ltd.	29,500	1,896,850

Engineering & Construction — 3.0%
Fluor Corp.	36,200	1,918,962
KBR, Inc.	475,700	9,266,636

		11,185,598

Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	36,099	3,799,059

Machinery – Diversified — 0.2%
Flowserve Corp.	17,000	895,220

Manufacturing — 3.1%
General Electric Co.	69,984	1,859,475
Honeywell International, Inc.	33,675	3,433,840
Illinois Tool Works, Inc.	67,613	6,206,197

		11,499,512

Transportation — 2.2%
American ExpressNorfolk Southern Corp.	21,985	1,920,610
Euronav NA (a) (b)	184,015	2,725,262
FedEx Corp.	10,600	1,806,240
Golar LNG Partners LP	68,342	1,685,997

		8,138,109

		55,609,606

Technology — 7.5%
Computers — 0.7%
Hewlett-Packard Co.	87,800	2,634,878

Semiconductors — 0.6%
Intel Corp.	72,497	2,204,996

Software — 6.2%
CA, Inc.	347,200	10,169,488
Microsoft Corp.	239,956	10,594,058
Oracle Corp.	66,100	2,663,830

		23,427,376

		28,267,250

	Number of Shares	Value
Utilities — 3.3%
Electric — 3.3%
American Electric Power Co., Inc.	17,900	$948,163
Entergy Corp.	84,072	5,927,147
Exelon Corp.	143,900	4,521,338
NextEra Energy, Inc.	9,800	960,694

		12,357,342

TOTAL COMMON STOCK (Cost $331,981,945)		365,666,952

TOTAL EQUITIES (Cost $331,981,945)		365,666,952

MUTUAL FUNDS — 3.6%
Diversified Financial — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	13,515,394	13,515,394

TOTAL MUTUAL FUNDS (Cost $13,515,394)		13,515,394

TOTAL LONG-TERM INVESTMENTS (Cost $345,497,339)		379,182,346

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$9,768,001	9,768,001

Time Deposits — 0.1%
Euro Time Deposit 0.010% 7/01/15	199,890	199,890

TOTAL SHORT-TERM INVESTMENTS (Cost $9,967,891)		9,967,891

TOTAL INVESTMENTS — 103.6% (Cost $355,465,230) (e)		389,150,237

Other Assets/(Liabilities) — (3.6)%		(13,484,972)

NET ASSETS — 100.0%		$375,665,265

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $13,199,811 or 3.51% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $9,768,003. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/25/37, and an aggregate market value, including accrued interest, of $9,967,363.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	86.8%
United Kingdom	5.5%
Ireland	2.7%
Cayman Islands	2.4%
Canada	1.4%
Belgium	0.7%
Switzerland	0.5%
Germany	0.5%
Marshall Islands	0.4%

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	36,647	$5,014,409
Airgas, Inc.	13,041	1,379,477
CF Industries Holdings, Inc.	45,120	2,900,314
The Dow Chemical Co.	205,905	10,536,159
E.I. du Pont de Nemours & Co.	171,556	10,971,006
Eastman Chemical Co.	28,648	2,343,979
Ecolab, Inc.	51,107	5,778,669
FMC Corp.	25,229	1,325,784
International Flavors & Fragrances, Inc.	15,122	1,652,683
LyondellBasell Industries NV Class A	74,218	7,683,047
Monsanto Co.	90,322	9,627,422
The Mosaic Co.	59,186	2,772,864
PPG Industries, Inc.	51,520	5,910,375
Praxair, Inc.	54,952	6,569,512
The Sherwin-Williams Co.	14,905	4,099,173
Sigma-Aldrich Corp.	22,886	3,189,164

		81,754,037

Forest Products & Paper — 0.2%
International Paper Co.	80,710	3,840,989
MeadWestvaco Corp.	63,450	2,994,205

		6,835,194

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	21,142	638,489
Nucor Corp.	60,719	2,675,886

		3,314,375

Mining — 0.3%
Alcoa, Inc.	231,478	2,580,980
Freeport-McMoRan, Inc.	198,534	3,696,703
Newmont Mining Corp.	99,886	2,333,337
Vulcan Materials Co.	24,835	2,084,401

		10,695,421

		102,599,027

Communications — 12.7%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	77,434	1,492,153
Omnicom Group, Inc.	46,048	3,199,876

		4,692,029

Internet — 5.0%
Akamai Technologies, Inc. (a)	33,831	2,362,080
Amazon.com, Inc. (a)	72,451	31,450,255
eBay, Inc. (a)	209,830	12,640,159

	Number of Shares	Value
Equinix, Inc.	10,700	$2,717,800
Expedia, Inc.	18,943	2,071,417
F5 Networks, Inc. (a)	13,881	1,670,578
Facebook, Inc. Class A (a)	399,734	34,283,187
Google, Inc. Class A (a)	54,340	29,345,774
Google, Inc. Class C (a)	54,484	28,359,467
Netflix, Inc. (a)	11,553	7,589,628
The Priceline Group, Inc. (a)	9,902	11,400,866
Symantec Corp.	128,986	2,998,924
TripAdvisor, Inc. (a)	21,437	1,868,020
VeriSign, Inc. (a)	19,770	1,220,204
Yahoo!, Inc. (a)	166,393	6,537,581

		176,515,940

Media — 3.7%
Cablevision Systems Corp. Class A	43,018	1,029,851
CBS Corp. Class B	86,583	4,805,356
Comcast Corp. Class A	477,125	28,694,297
DIRECTV (a)	95,172	8,831,010
Discovery Communications, Inc. Series A (a)	27,899	927,921
Discovery Communications, Inc. Series C (a)	49,096	1,525,904
Gannett Co., Inc. (a)	21,262	297,455
The McGraw Hill Financial, Inc.	51,691	5,192,361
News Corp. Class A (a)	92,897	1,355,367
Nielsen NV	70,247	3,144,958
Scripps Networks Interactive Class A	18,330	1,198,232
TEGNA, Inc.	42,524	1,363,745
Time Warner Cable, Inc.	53,689	9,565,769
Time Warner, Inc.	156,311	13,663,145
Twenty-First Century Fox Class A	335,844	10,930,043
Viacom, Inc. Class B	67,737	4,378,520
The Walt Disney Co.	296,404	33,831,553

		130,735,487

Telecommunications — 3.8%
AT&T, Inc.	985,574	35,007,588
CenturyLink, Inc.	108,055	3,174,656
Cisco Systems, Inc.	965,891	26,523,367
Corning, Inc.	239,720	4,729,676
Frontier Communications Corp.	219,204	1,085,060
Harris Corp.	23,317	1,793,310
Juniper Networks, Inc.	65,975	1,713,371
Level 3 Communications, Inc. (a)	55,839	2,941,040
Motorola Solutions, Inc.	34,783	1,994,457
QUALCOMM, Inc.	309,262	19,369,079
Verizon Communications, Inc.	773,894	36,071,199

		134,402,803

		446,346,259

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 10.0%
Airlines — 0.4%
American Airlines Group, Inc.	131,000	$5,231,485
Delta Air Lines, Inc.	156,059	6,410,904
Southwest Airlines Co.	127,671	4,224,633

		15,867,022

Apparel — 0.7%
Hanesbrands, Inc.	75,300	2,508,996
Nike, Inc. Class B	132,435	14,305,629
Ralph Lauren Corp.	11,264	1,490,903
Under Armour, Inc. Class A (a)	31,827	2,655,645
VF Corp.	64,763	4,516,571

		25,477,744

Auto Manufacturers — 0.7%
Ford Motor Co.	753,086	11,303,821
General Motors Co.	255,949	8,530,780
Paccar, Inc.	66,769	4,260,530

		24,095,131

Automotive & Parts — 0.4%
BorgWarner, Inc.	42,924	2,439,800
Delphi Automotive PLC	54,916	4,672,803
The Goodyear Tire & Rubber Co.	52,240	1,575,036
Johnson Controls, Inc.	124,481	6,165,544

		14,853,183

Distribution & Wholesale — 0.2%
Fastenal Co.	51,514	2,172,861
Fossil Group, Inc. (a)	8,525	591,294
Genuine Parts Co.	28,680	2,567,720
W.W. Grainger, Inc.	11,316	2,677,931

		8,009,806

Home Builders — 0.1%
D.R. Horton, Inc.	63,812	1,745,896
Lennar Corp. Class A	33,238	1,696,468
PulteGroup, Inc.	61,403	1,237,270

		4,679,634

Home Furnishing — 0.1%
Harman International Industries, Inc.	13,569	1,613,897
Whirlpool Corp.	14,973	2,591,078

		4,204,975

Housewares — 0.1%
Newell Rubbermaid, Inc.	50,817	2,089,087

Leisure Time — 0.3%
Carnival Corp.	86,196	4,257,220
Harley-Davidson, Inc.	40,230	2,266,961
Royal Caribbean Cruises Ltd.	31,360	2,467,718

		8,991,899

	Number of Shares	Value
Lodging — 0.3%
Marriott International, Inc. Class A	38,876	$2,891,985
Starwood Hotels & Resorts Worldwide, Inc.	32,485	2,634,209
Wyndham Worldwide Corp.	22,412	1,835,767
Wynn Resorts Ltd.	15,176	1,497,416

		8,859,377

Retail — 6.5%
AutoNation, Inc. (a)	14,776	930,592
AutoZone, Inc. (a)	5,977	3,986,061
Bed Bath & Beyond, Inc. (a)	32,769	2,260,406
Best Buy Co., Inc.	54,597	1,780,408
CarMax, Inc. (a)	39,461	2,612,713
Chipotle Mexican Grill, Inc. (a)	5,877	3,555,526
Coach, Inc.	52,922	1,831,630
Costco Wholesale Corp.	83,252	11,244,015
CVS Health Corp.	213,978	22,442,013
Darden Restaurants, Inc.	23,449	1,666,755
Dollar General Corp.	56,251	4,372,953
Dollar Tree, Inc. (a)	38,920	3,074,291
Family Dollar Stores, Inc.	18,481	1,456,488
GameStop Corp. Class A	19,785	849,964
The Gap, Inc.	49,598	1,893,156
The Home Depot, Inc.	246,532	27,397,101
Kohl’s Corp.	37,453	2,344,932
L Brands, Inc.	46,575	3,992,875
Lowe’s Cos., Inc.	177,015	11,854,694
Macy’s, Inc.	64,112	4,325,637
McDonald’s Corp.	181,865	17,289,905
Michael Kors Holdings Ltd. (a)	38,378	1,615,330
Nordstrom, Inc.	26,333	1,961,808
O’Reilly Automotive, Inc. (a)	19,074	4,310,342
PVH Corp.	15,613	1,798,618
Ross Stores, Inc.	78,718	3,826,482
Staples, Inc.	122,709	1,878,675
Starbucks Corp.	285,050	15,282,956
Target Corp.	121,303	9,901,964
Tiffany & Co.	21,487	1,972,507
The TJX Cos., Inc.	129,143	8,545,392
Tractor Supply Co.	26,219	2,358,137
Urban Outfitters, Inc. (a)	18,826	658,910
Wal-Mart Stores, Inc.	299,887	21,270,985
Walgreens Boots Alliance, Inc.	165,775	13,998,041
Yum! Brands, Inc.	82,537	7,434,933

		227,977,195

Textiles — 0.1%
Cintas Corp.	18,127	1,533,363
Mohawk Industries, Inc. (a)	11,703	2,234,103

		3,767,466

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,665	$1,620,325
Mattel, Inc.	63,743	1,637,558

		3,257,883

		352,130,402

Consumer, Non-cyclical — 24.3%
Agriculture — 1.5%
Altria Group, Inc.	373,416	18,263,776
Archer-Daniels-Midland Co.	117,541	5,667,827
Philip Morris International, Inc.	294,030	23,572,385
Reynolds American, Inc.	78,583	5,867,007

		53,370,995

Beverages — 2.1%
Brown-Forman Corp. Class B	29,400	2,945,292
The Coca-Cola Co.	743,575	29,170,447
Coca-Cola Enterprises, Inc.	41,368	1,797,026
Constellation Brands, Inc. Class A	31,941	3,705,795
Dr. Pepper Snapple Group, Inc.	36,424	2,655,310
Keurig Green Mountain, Inc.	21,968	1,683,408
Molson Coors Brewing Co. Class B	30,283	2,114,056
Monster Beverage Corp. (a)	27,626	3,702,436
PepsiCo, Inc.	280,315	26,164,602

		73,938,372

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	42,498	7,682,364
Amgen, Inc.	144,308	22,154,164
Biogen, Inc. (a)	44,678	18,047,231
Celgene Corp. (a)	150,568	17,425,988
Gilead Sciences, Inc.	278,940	32,658,295
Regeneron Pharmaceuticals, Inc. (a)	14,337	7,313,734
Vertex Pharmaceuticals, Inc. (a)	46,394	5,728,731

		111,010,507

Commercial Services — 2.3%
The ADT Corp.	32,198	1,080,887
Alliance Data Systems Corp. (a)	11,818	3,450,147
Automatic Data Processing, Inc.	88,890	7,131,645
Equifax, Inc.	22,755	2,209,283
H&R Block, Inc.	52,574	1,558,819
MasterCard, Inc. Class A	183,847	17,186,017
McKesson Corp.	44,017	9,895,462
Moody’s Corp.	33,608	3,628,320
Paychex, Inc.	61,827	2,898,450
Quanta Services, Inc. (a)	41,357	1,191,909
Robert Half International, Inc.	25,208	1,399,044
Total System Services, Inc.	31,981	1,335,846
United Rentals, Inc. (a)	18,097	1,585,659
Visa, Inc. Class A	367,020	24,645,393
Western Union Co.	97,661	1,985,448

		81,182,329

	Number of Shares	Value
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	161,559	$10,567,574
The Estee Lauder Cos., Inc. Class A	42,501	3,683,137
The Procter & Gamble Co.	514,788	40,277,013

		54,527,724

Foods — 1.7%
Campbell Soup Co.	33,253	1,584,505
ConAgra Foods, Inc.	81,436	3,560,382
General Mills, Inc.	112,711	6,280,257
The Hershey Co.	28,069	2,493,369
Hormel Foods Corp.	25,331	1,427,908
The J.M. Smucker Co.	18,467	2,002,008
Kellogg Co.	48,092	3,015,368
Kraft Foods Group, Inc.	112,447	9,573,738
The Kroger Co.	93,314	6,766,198
McCormick & Co., Inc.	24,498	1,983,113
Mondelez International, Inc. Class A	308,576	12,694,817
Sysco Corp.	113,545	4,098,975
Tyson Foods, Inc. Class A	55,772	2,377,560
Whole Foods Market, Inc.	67,623	2,667,051

		60,525,249

Health Care – Products — 3.3%
Baxter International, Inc.	103,051	7,206,356
Becton, Dickinson & Co.	39,603	5,609,765
Boston Scientific Corp. (a)	253,610	4,488,897
C.R. Bard, Inc.	14,177	2,420,014
Edwards Lifesciences Corp. (a)	20,496	2,919,245
Henry Schein, Inc. (a)	15,900	2,259,708
Intuitive Surgical, Inc. (a)	7,018	3,400,221
Johnson & Johnson	526,061	51,269,905
Medtronic PLC	270,433	20,039,085
St. Jude Medical, Inc.	53,043	3,875,852
Stryker Corp.	56,978	5,445,388
Varian Medical Systems, Inc. (a)	18,825	1,587,512
Zimmer Biomet Holdings, Inc.	32,176	3,514,585

		114,036,533

Health Care – Services — 2.2%
Aetna, Inc.	66,169	8,433,901
Anthem, Inc.	50,400	8,272,656
Cigna Corp.	48,898	7,921,476
DaVita HealthCare Partners, Inc. (a)	32,202	2,559,093
HCA Holdings, Inc. (a)	54,857	4,976,627
Humana, Inc.	28,334	5,419,727
Laboratory Corporation of America Holdings (a)	18,812	2,280,391
Quest Diagnostics, Inc.	26,977	1,956,372
Tenet Healthcare Corp. (a)	19,273	1,115,521
Thermo Fisher Scientific, Inc.	75,617	9,812,062
UnitedHealth Group, Inc.	180,972	22,078,584

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	17,140	$2,435,594

		77,262,004

Household Products — 0.3%
Avery Dennison Corp.	17,630	1,074,372
The Clorox Co.	25,048	2,605,493
Kimberly-Clark Corp.	69,068	7,319,136

		10,999,001

Pharmaceuticals — 6.1%
Abbott Laboratories	282,496	13,864,904
AbbVie, Inc.	326,522	21,939,013
Allergan PLC (a)	74,544	22,621,122
AmerisourceBergen Corp.	39,720	4,223,825
Bristol-Myers Squibb Co.	316,499	21,059,843
Cardinal Health, Inc.	63,211	5,287,600
DENTSPLY International, Inc.	26,387	1,360,250
Eli Lilly & Co.	185,303	15,470,948
Endo International PLC (a)	38,135	3,037,453
Express Scripts Holding Co. (a)	138,396	12,308,940
Hospira, Inc. (a)	32,403	2,874,470
Mallinckrodt PLC (a)	22,066	2,597,610
Mead Johnson Nutrition Co.	38,540	3,477,079
Merck & Co., Inc.	536,068	30,518,351
Mylan NV (a)	78,166	5,304,345
Patterson Cos., Inc.	16,597	807,444
Perrigo Co. PLC	27,764	5,131,620
Pfizer, Inc.	1,169,185	39,202,773
Zoetis, Inc.	94,819	4,572,172

		215,659,762

		852,512,476

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	60,984	1,480,691

Energy — 7.8%
Coal — 0.0%
CONSOL Energy, Inc.	44,178	960,430

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	14,093	662,089

Oil & Gas — 5.8%
Anadarko Petroleum Corp.	96,056	7,498,131
Apache Corp.	71,911	4,144,231
Cabot Oil & Gas Corp.	78,667	2,481,157
Chesapeake Energy Corp.	98,827	1,103,898
Chevron Corp.	357,150	34,454,260
Cimarex Energy Co.	17,735	1,956,348
ConocoPhillips	234,457	14,398,004
Devon Energy Corp.	73,319	4,361,747
Diamond Offshore Drilling, Inc.	12,691	327,555
Ensco PLC Class A	44,395	988,677
EOG Resources, Inc.	103,834	9,090,667

	Number of Shares	Value
EQT Corp.	29,127	$2,369,190
Exxon Mobil Corp.	793,517	66,020,614
Helmerich & Payne, Inc.	20,175	1,420,723
Hess Corp.	45,826	3,064,843
Marathon Oil Corp.	128,951	3,422,359
Marathon Petroleum Corp.	103,322	5,404,774
Murphy Oil Corp.	31,486	1,308,873
Newfield Exploration Co. (a)	30,047	1,085,298
Noble Corp. PLC	47,084	724,623
Noble Energy, Inc.	73,499	3,136,937
Occidental Petroleum Corp.	145,666	11,328,445
Phillips 66	102,836	8,284,468
Pioneer Natural Resources Co.	28,249	3,917,854
Range Resources Corp.	31,613	1,561,050
Southwestern Energy Co. (a)	73,405	1,668,496
Tesoro Corp.	23,592	1,991,401
Valero Energy Corp.	96,033	6,011,666

		203,526,289

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	82,753	5,105,860
Cameron International Corp. (a)	36,311	1,901,607
FMC Technologies, Inc. (a)	44,481	1,845,517
Halliburton Co.	160,965	6,932,763
National Oilwell Varco, Inc.	73,393	3,543,414
Schlumberger Ltd.	240,963	20,768,601
Transocean Ltd.	65,120	1,049,734

		41,147,496

Pipelines — 0.8%
Kinder Morgan, Inc.	329,682	12,656,492
ONEOK, Inc.	39,044	1,541,457
Spectra Energy Corp.	128,256	4,181,146
The Williams Cos., Inc.	128,229	7,359,062

		25,738,157

		272,034,461

Financial — 16.0%
Banks — 4.6%
Bank of America Corp.	1,994,291	33,942,833
The Bank of New York Mellon Corp.	212,854	8,933,482
BB&T Corp.	138,767	5,593,698
Capital One Financial Corp.	103,655	9,118,530
Comerica, Inc.	34,188	1,754,528
Fifth Third Bancorp	154,788	3,222,686
Huntington Bancshares, Inc.	154,619	1,748,741
KeyCorp	159,070	2,389,231
M&T Bank Corp.	25,024	3,126,248
Northern Trust Corp.	40,406	3,089,443
PNC Financial Services Group, Inc.	98,368	9,408,899
Regions Financial Corp.	253,913	2,630,539
State Street Corp.	77,816	5,991,832

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SunTrust Banks, Inc.	98,000	$4,215,960
U.S. Bancorp	337,002	14,625,887
Wells Fargo & Co.	889,188	50,007,933
Zions Bancorp	38,119	1,209,707

		161,010,177

Diversified Financial — 4.8%
American Express Co.	165,891	12,893,049
Ameriprise Financial, Inc.	34,564	4,318,081
BlackRock, Inc.	24,079	8,330,852
The Charles Schwab Corp.	220,519	7,199,945
Citigroup, Inc.	575,786	31,806,419
CME Group, Inc.	60,007	5,584,251
Discover Financial Services	83,369	4,803,722
E*TRADE Financial Corp. (a)	55,493	1,662,015
Franklin Resources, Inc.	73,851	3,620,915
The Goldman Sachs Group, Inc.	76,217	15,913,347
IntercontinentalExchange, Inc.	21,129	4,724,656
Invesco Ltd.	82,500	3,092,925
JP Morgan Chase & Co.	704,268	47,721,200
Legg Mason, Inc.	18,416	948,976
Morgan Stanley	291,881	11,322,064
The NASDAQ OMX Group, Inc.	22,333	1,090,074
Navient Corp.	74,419	1,355,170
T. Rowe Price Group, Inc.	50,041	3,889,687

		170,277,348

Diversified Financial Services — 0.1%
Affiliated Managers Group, Inc. (a)	10,265	2,243,929

Insurance — 4.0%
ACE Ltd.	62,020	6,306,194
Aflac, Inc.	81,965	5,098,223
The Allstate Corp.	77,448	5,024,052
American International Group, Inc.	252,947	15,637,184
Aon PLC	53,747	5,357,501
Assurant, Inc.	12,904	864,568
Berkshire Hathaway, Inc. Class B (a)	346,125	47,111,074
The Chubb Corp.	43,632	4,151,148
Cincinnati Financial Corp.	28,602	1,435,248
Genworth Financial, Inc. Class A (a)	95,418	722,314
The Hartford Financial Services Group, Inc.	79,693	3,312,838
Lincoln National Corp.	48,311	2,860,977
Loews Corp.	55,666	2,143,698
Marsh & McLennan Cos., Inc.	101,986	5,782,606
MetLife, Inc.	211,497	11,841,717
Principal Financial Group, Inc.	52,461	2,690,725
The Progressive Corp.	100,240	2,789,679
Prudential Financial, Inc.	86,233	7,547,112
Torchmark Corp.	24,502	1,426,506
The Travelers Cos., Inc.	60,727	5,869,872
Unum Group	46,513	1,662,840
XL Group PLC	59,085	2,197,962

		141,834,038

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. (a)	53,940	$1,995,780

Real Estate Investment Trusts (REITS) — 2.3%
American Tower Corp.	80,138	7,476,074
Apartment Investment & Management Co. Class A	30,428	1,123,706
AvalonBay Communities, Inc.	25,130	4,017,533
Boston Properties, Inc.	28,846	3,491,520
Crown Castle International Corp.	64,228	5,157,508
Equity Residential	68,995	4,841,379
Essex Property Trust, Inc.	12,303	2,614,388
General Growth Properties, Inc.	118,461	3,039,709
HCP, Inc.	87,894	3,205,494
Health Care REIT, Inc.	66,940	4,393,272
Host Hotels & Resorts, Inc.	142,394	2,823,673
Iron Mountain, Inc.	34,530	1,070,430
Kimco Realty Corp.	79,257	1,786,453
The Macerich Co.	26,844	2,002,562
Plum Creek Timber Co., Inc.	32,917	1,335,443
Prologis, Inc.	99,827	3,703,582
Public Storage	27,703	5,107,602
Realty Income Corp.	44,207	1,962,349
Simon Property Group, Inc.	58,940	10,197,799
SL Green Realty Corp.	19,100	2,098,899
Ventas, Inc.	62,391	3,873,857
Vornado Realty Trust	32,892	3,122,438
Weyerhaeuser Co.	99,143	3,123,004

		81,568,674

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	94,716	935,794
People’s United Financial, Inc.	59,290	961,091

		1,896,885

		560,826,831

Industrial — 9.5%
Aerospace & Defense — 1.9%
The Boeing Co.	122,067	16,933,134
General Dynamics Corp.	59,089	8,372,320
L-3 Communications Holdings, Inc.	15,353	1,740,723
Lockheed Martin Corp.	50,669	9,419,367
Northrop Grumman Corp.	36,855	5,846,309
Raytheon Co.	57,661	5,517,005
Rockwell Collins, Inc.	25,021	2,310,689
United Technologies Corp.	157,305	17,449,844

		67,589,391

Building Materials — 0.1%
Martin Marietta Materials, Inc.	11,712	1,657,365
Masco Corp.	65,553	1,748,299

		3,405,664

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	46,068	$2,523,605
Emerson Electric Co.	126,755	7,026,030

		9,549,635

Electronics — 0.6%
Agilent Technologies, Inc.	63,958	2,467,500
Allegion PLC	18,214	1,095,390
Amphenol Corp. Class A	59,142	3,428,462
FLIR Systems, Inc.	27,308	841,633
Garmin Ltd.	22,936	1,007,578
PerkinElmer, Inc.	20,918	1,101,123
TE Connectivity Ltd.	77,263	4,968,011
Tyco International PLC	80,284	3,089,328
Waters Corp. (a)	15,769	2,024,424

		20,023,449

Engineering & Construction — 0.1%
Fluor Corp.	27,891	1,478,502
Jacobs Engineering Group, Inc. (a)	23,866	969,437

		2,447,939

Environmental Controls — 0.2%
Republic Services, Inc.	47,442	1,858,303
Stericycle, Inc. (a)	16,020	2,145,238
Waste Management, Inc.	80,314	3,722,554

		7,726,095

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,168	1,778,504
Stanley Black & Decker, Inc.	29,074	3,059,748

		4,838,252

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	114,508	9,712,568
Ingersoll-Rand PLC	50,480	3,403,362
Joy Global, Inc.	17,964	650,297

		13,766,227

Machinery – Diversified — 0.6%
Cummins, Inc.	31,881	4,182,468
Deere & Co.	63,363	6,149,379
Flowserve Corp.	25,566	1,346,305
Rockwell Automation, Inc.	25,726	3,206,489
Roper Technologies, Inc.	19,056	3,286,398
Xylem, Inc.	33,601	1,245,589

		19,416,628

Manufacturing — 3.4%
3M Co.	120,537	18,598,859
Danaher Corp.	117,105	10,023,017
Dover Corp.	30,007	2,105,891
Eaton Corp. PLC	88,587	5,978,737
General Electric Co.	1,912,478	50,814,541
Honeywell International, Inc.	148,224	15,114,402
Illinois Tool Works, Inc.	64,137	5,887,135

	Number of Shares	Value
Leggett & Platt, Inc.	26,468	$1,288,462
Pall Corp.	20,265	2,521,979
Parker Hannifin Corp.	26,349	3,065,179
Pentair PLC	34,272	2,356,200
Textron, Inc.	52,586	2,346,913

		120,101,315

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	26,275	5,251,584

Packaging & Containers — 0.1%
Ball Corp.	26,349	1,848,382
Owens-Illinois, Inc. (a)	30,272	694,440
Sealed Air Corp.	39,765	2,043,126

		4,585,948

Transportation — 1.6%
American ExpressNorfolk Southern Corp.	57,603	5,032,198
C.H. Robinson Worldwide, Inc.	27,569	1,720,030
CSX Corp.	187,291	6,115,051
Expeditors International of Washington, Inc.	36,056	1,662,362
FedEx Corp.	49,968	8,514,547
J.B. Hunt Transport Services, Inc.	17,456	1,432,963
Kansas City Southern	21,165	1,930,248
Ryder System, Inc.	10,256	896,067
Union Pacific Corp.	166,644	15,892,838
United Parcel Service, Inc. Class B	131,627	12,755,973

		55,952,277

		334,654,404

Technology — 12.5%
Computers — 6.2%
Accenture PLC Class A	118,915	11,508,594
Apple, Inc.	1,093,441	137,144,837
Cognizant Technology Solutions Corp. Class A (a)	116,462	7,114,664
Computer Sciences Corp.	26,573	1,744,252
EMC Corp.	368,509	9,724,952
Hewlett-Packard Co.	343,841	10,318,668
International Business Machines Corp.	173,973	28,298,448
NetApp, Inc.	58,103	1,833,731
SanDisk Corp.	39,232	2,284,087
Seagate Technology PLC	60,222	2,860,545
Teradata Corp. (a)	26,919	996,003
Western Digital Corp.	41,315	3,239,922

		217,068,703

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	37,154	773,175
Xerox Corp.	195,253	2,077,492

		2,850,667

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.3%
Altera Corp.	57,182	$2,927,718
Analog Devices, Inc.	59,581	3,824,206
Applied Materials, Inc.	233,392	4,485,794
Avago Technologies Ltd.	48,621	6,463,189
Broadcom Corp. Class A	103,485	5,328,443
Intel Corp.	900,410	27,385,970
KLA-Tencor Corp.	30,636	1,722,050
Lam Research Corp.	29,868	2,429,762
Linear Technology Corp.	45,055	1,992,783
Microchip Technology, Inc.	39,112	1,854,887
Micron Technology, Inc. (a)	203,554	3,834,957
NVIDIA Corp.	96,800	1,946,648
Qorvo, Inc. (a)	28,122	2,257,353
Skyworks Solutions, Inc.	36,678	3,818,180
Texas Instruments, Inc.	197,366	10,166,323
Xilinx, Inc.	48,925	2,160,528

		82,598,791

Software — 3.9%
Adobe Systems, Inc. (a)	90,689	7,346,716
Autodesk, Inc. (a)	42,776	2,142,008
CA, Inc.	61,159	1,791,347
Cerner Corp. (a)	58,131	4,014,527
Citrix Systems, Inc. (a)	29,983	2,103,607
The Dun & Bradstreet Corp.	6,948	847,656
Electronic Arts, Inc. (a)	58,906	3,917,249
Fidelity National Information Services, Inc.	53,370	3,298,266
Fiserv, Inc. (a)	44,733	3,705,235
Intuit, Inc.	52,286	5,268,860
Microsoft Corp.	1,535,448	67,790,029
Oracle Corp.	604,883	24,376,785
Red Hat, Inc. (a)	35,026	2,659,524
Salesforce.com, Inc. (a)	115,672	8,054,242

		137,316,051

		439,834,212

Utilities — 2.8%
Electric — 2.6%
The AES Corp.	129,162	1,712,688
Ameren Corp.	46,573	1,754,871
American Electric Power Co., Inc.	93,204	4,937,016
CenterPoint Energy, Inc.	82,707	1,573,914
CMS Energy Corp.	53,359	1,698,951
Consolidated Edison, Inc.	55,925	3,236,939
Dominion Resources, Inc.	112,818	7,544,140
DTE Energy Co.	33,749	2,519,025
Duke Energy Corp.	131,073	9,256,375
Edison International	61,821	3,436,011
Entergy Corp.	34,378	2,423,649

	Number of Shares	Value
Eversource Energy	60,276	$2,737,133
Exelon Corp.	163,125	5,125,387
FirstEnergy Corp.	79,293	2,580,987
NextEra Energy, Inc.	84,483	8,281,868
NRG Energy, Inc.	63,001	1,441,463
Pepco Holdings, Inc.	49,055	1,321,542
PG&E Corp.	91,218	4,478,804
Pinnacle West Capital Corp.	21,453	1,220,461
PPL Corp.	126,991	3,742,425
Public Service Enterprise Group, Inc.	94,974	3,730,579
SCANA Corp.	27,446	1,390,140
The Southern Co.	171,739	7,195,864
TECO Energy, Inc.	44,883	792,634
WEC Energy Group, Inc.	59,260	2,664,934
Xcel Energy, Inc.	96,471	3,104,437

		89,902,237

Gas — 0.2%
AGL Resources, Inc.	22,809	1,061,987
NiSource, Inc.	60,105	2,740,187
Sempra Energy	43,860	4,339,508

		8,141,682

		98,043,919

TOTAL COMMON STOCK (Cost $2,070,174,528)		3,460,462,682

TOTAL EQUITIES (Cost $2,070,174,528)		3,460,462,682

TOTAL LONG-TERM INVESTMENTS (Cost $2,070,174,528)		3,460,462,682

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$55,783,602	55,783,602

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	309,661	309,661

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 10/08/15	$6,490,000	$6,489,197

TOTAL SHORT-TERM INVESTMENTS (Cost $62,582,460)		62,582,460

TOTAL INVESTMENTS — 100.3% (Cost $2,132,756,988) (d)		3,523,045,142

Other Assets/(Liabilities) — (0.3)%		(11,078,206)

NET ASSETS — 100.0%		$3,511,966,936

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $55,783,618. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 7/25/39, and an aggregate market value, including accrued interest, of $56,902,488.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 89.2%

COMMON STOCK — 89.2%
Basic Materials — 5.3%
Mining — 5.3%
Glencore PLC ADR (Switzerland)	6,300,000	$50,620,500

Communications — 9.7%
Internet — 5.3%
Amazon.com, Inc. (a)	117,865	51,164,018

Media — 4.4%
Tribune Media Co.	789,500	42,151,405

		93,315,423

Consumer, Cyclical — 11.8%
Auto Manufacturers — 6.0%
General Motors Co.	1,738,000	57,927,540

Retail — 5.8%
CarMax, Inc. (a)	346,289	22,927,795
Tiffany & Co.	350,000	32,130,000

		55,057,795

		112,985,335

Consumer, Non-cyclical — 2.1%
Commercial Services — 2.1%
Visa, Inc. Class A	303,000	20,346,450

Energy — 7.2%
Oil & Gas Services — 7.2%
Halliburton Co.	521,000	22,439,470
National Oilwell Varco, Inc.	560,000	27,036,800
NOW, Inc. (a)	1,004,700	20,003,577

		69,479,847

Financial — 36.0%
Banks — 7.0%
Wells Fargo & Co.	1,194,800	67,195,552

Diversified Financial — 13.0%
BlackRock, Inc.	125,000	43,247,500
Franklin Resources, Inc.	595,500	29,197,365
JP Morgan Chase & Co.	779,000	52,785,040

		125,229,905

Insurance — 11.6%
American International Group, Inc.	1,030,000	63,674,600
Aon PLC	484,000	48,245,120

		111,919,720

Real Estate — 4.4%
CBRE Group, Inc. (a)	1,140,000	42,180,000

		346,525,177

Industrial — 4.2%
Machinery – Construction & Mining — 4.2%
Caterpillar, Inc.	479,500	40,671,190

	Number of Shares	Value
Technology — 12.9%
Computers — 2.2%
Apple, Inc.	172,359	$21,618,127

Semiconductors — 6.1%
Intel Corp.	1,918,000	58,335,970

Software — 4.6%
Microsoft Corp.	999,500	44,127,925

		124,082,022

TOTAL COMMON STOCK (Cost $670,272,762)		858,025,944

TOTAL EQUITIES (Cost $670,272,762)		858,025,944

TOTAL LONG-TERM INVESTMENTS (Cost $670,272,762)		858,025,944

	Principal Amount
SHORT-TERM INVESTMENTS — 10.9%
Repurchase Agreement — 10.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$104,959,119	104,959,119

TOTAL SHORT-TERM INVESTMENTS (Cost $104,959,119)		104,959,119

TOTAL INVESTMENTS — 100.1% (Cost $775,231,881) (c)		962,985,063

Other Assets/(Liabilities) — (0.1)%		(1,384,285)

NET ASSETS — 100.0%		$961,600,778

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $104,959,148. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 4.000%, maturity dates ranging from 11/25/38 – 1/15/39, and an aggregate market value, including accrued interest, of $107,058,342.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.9%
United Kingdom	10.3%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 1.2%
Chemicals — 1.2%
The Sherwin-Williams Co.	6,632	$1,823,933

Communications — 18.8%
Internet — 12.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	11,191	920,683
Amazon.com, Inc. (a)	7,643	3,317,750
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	3,382	673,288
CDW Corp.	11,208	384,210
eBay, Inc. (a)	19,650	1,183,716
Expedia, Inc.	11,316	1,237,405
F5 Networks, Inc. (a)	11,559	1,391,126
Facebook, Inc. Class A (a)	37,796	3,241,574
Google, Inc. Class C (a)	7,858	4,090,168
The Priceline Group, Inc. (a)	1,076	1,238,874

		17,678,794

Media — 2.4%
Comcast Corp. Class A	39,256	2,360,856
Discovery Communications, Inc. Series A (a) (b)	8,503	282,810
FactSet Research Systems, Inc.	2,012	326,970
Scripps Networks Interactive Class A	7,742	506,094

		3,476,730

Telecommunications — 4.4%
Cisco Systems, Inc.	107,703	2,957,524
QUALCOMM, Inc.	24,385	1,527,233
Verizon Communications, Inc.	44,914	2,093,442

		6,578,199

		27,733,723

Consumer, Cyclical — 15.2%
Home Builders — 0.8%
PulteGroup, Inc.	56,079	1,129,992

Home Furnishing — 0.3%
Whirlpool Corp.	2,713	469,485

Lodging — 1.8%
Hilton Worldwide Holdings, Inc. (a)	37,753	1,040,095
Wyndham Worldwide Corp.	17,328	1,419,336
Wynn Resorts Ltd.	2,080	205,234

		2,664,665

Retail — 12.3%
Advance Auto Parts, Inc.	8,171	1,301,558
Chipotle Mexican Grill, Inc. (a)	2,154	1,303,148
Costco Wholesale Corp.	12,840	1,734,170
CVS Health Corp.	19,243	2,018,206

	Number of Shares	Value
Dunkin’ Brands Group, Inc. (b)	13,979	$768,845
The Home Depot, Inc.	31,859	3,540,491
Lowe’s Cos., Inc.	32,779	2,195,210
O’Reilly Automotive, Inc. (a)	8,464	1,912,695
Ross Stores, Inc.	29,105	1,414,794
The TJX Cos., Inc.	30,959	2,048,557

		18,237,674

		22,501,816

Consumer, Non-cyclical — 30.0%
Beverages — 1.8%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	10,258	1,237,833
Monster Beverage Corp. (a)	10,591	1,419,406

		2,657,239

Biotechnology — 8.0%
Amgen, Inc.	15,344	2,355,611
Biogen, Inc. (a)	4,929	1,991,020
Celgene Corp. (a)	18,966	2,195,030
Gilead Sciences, Inc.	30,949	3,623,509
Vertex Pharmaceuticals, Inc. (a)	13,209	1,631,047

		11,796,217

Commercial Services — 4.1%
Alliance Data Systems Corp. (a)	3,691	1,077,550
Moody’s Corp.	11,353	1,225,670
Paychex, Inc.	28,937	1,356,567
Visa, Inc. Class A	36,242	2,433,650

		6,093,437

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	12,871	841,892
The Estee Lauder Cos., Inc. Class A	17,908	1,551,907

		2,393,799

Foods — 1.4%
Mondelez International, Inc. Class A	46,269	1,903,507
Sysco Corp.	5,344	192,918

		2,096,425

Health Care – Products — 5.1%
Becton, Dickinson & Co.	10,623	1,504,748
C.R. Bard, Inc.	9,489	1,619,772
Johnson & Johnson	8,218	800,926
Medtronic PLC	23,967	1,775,955
Varian Medical Systems, Inc. (a)	7,919	667,809
Zimmer Biomet Holdings, Inc.	10,224	1,116,768

		7,485,978

Health Care – Services — 2.7%
Aetna, Inc.	19,854	2,530,591
Anthem, Inc.	4,830	792,796
HCA Holdings, Inc. (a)	7,197	652,912

		3,976,299

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.3%
Allergan PLC (a)	3,101	$941,029
AstraZeneca PLC Sponsored ADR (United Kingdom)	12,858	819,183
Bristol-Myers Squibb Co.	29,555	1,966,590
Cardinal Health, Inc.	10,720	896,728
Eli Lilly & Co.	22,214	1,854,647
Merck & Co., Inc.	24,920	1,418,696

		7,896,873

		44,396,267

Energy — 0.9%
Oil & Gas — 0.5%
Cabot Oil & Gas Corp.	25,793	813,511

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	8,818	544,071

		1,357,582

Financial — 5.0%
Banks — 0.8%
Bank of America Corp.	70,124	1,193,510

Diversified Financial — 2.7%
The Goldman Sachs Group, Inc.	6,710	1,400,981
IntercontinentalExchange, Inc.	5,128	1,146,672
JP Morgan Chase & Co.	15,132	1,025,344
Waddell & Reed Financial, Inc. Class A	8,464	400,432

		3,973,429

Insurance — 0.7%
American International Group, Inc.	17,530	1,083,705

Real Estate Investment Trusts (REITS) — 0.8%
Public Storage	6,002	1,106,589

		7,357,233

Industrial — 5.2%
Aerospace & Defense — 1.2%
The Boeing Co.	12,802	1,775,893

Electronics — 0.4%
Agilent Technologies, Inc.	17,096	659,564

Machinery – Diversified — 0.6%
Rockwell Automation, Inc.	6,728	838,578

Manufacturing — 2.1%
Danaher Corp.	14,368	1,229,757
Honeywell International, Inc.	18,492	1,885,629

		3,115,386

Transportation — 0.9%
United Parcel Service, Inc. Class B	13,027	1,262,447

		7,651,868

	Number of Shares	Value
Technology — 23.4%
Computers — 8.3%
Amdocs Ltd.	12,108	$660,976
Apple, Inc.	81,849	10,265,911
IHS, Inc. Class A (a)	2,745	353,089
Western Digital Corp.	11,799	925,278

		12,205,254

Internet — 1.3%
Check Point Software Technologies Ltd. (a)	24,608	1,957,566

Semiconductors — 4.6%
Altera Corp.	36,092	1,847,910
Broadcom Corp. Class A	20,584	1,059,870
Linear Technology Corp.	25,768	1,139,719
Maxim Integrated Products, Inc.	36,949	1,277,512
Microchip Technology, Inc. (b)	17,727	840,703
Skyworks Solutions, Inc.	5,284	550,064

		6,715,778

Software — 9.2%
Activision Blizzard, Inc.	29,070	703,785
Fiserv, Inc. (a)	6,896	571,196
Intuit, Inc.	17,405	1,753,902
Microsoft Corp.	105,771	4,669,789
Oracle Corp.	121,239	4,885,932
Salesforce.com, Inc. (a)	15,158	1,055,451

		13,640,055

		34,518,653

TOTAL COMMON STOCK (Cost $123,436,128)		147,341,075

TOTAL EQUITIES (Cost $123,436,128)		147,341,075

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)	1,388,938	1,388,938

TOTAL MUTUAL FUNDS (Cost $1,388,938)		1,388,938

TOTAL LONG-TERM INVESTMENTS (Cost $124,825,066)		148,730,013

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$557,084	$557,084

TOTAL SHORT-TERM INVESTMENTS (Cost $557,084)		557,084

TOTAL INVESTMENTS — 101.0% (Cost $125,382,150) (e)		149,287,097

Other Assets/(Liabilities) — (1.0)%		(1,449,552)

NET ASSETS — 100.0%		$147,837,545

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $1,358,225 or 0.92% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $557,084. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $570,629.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 2.3%
Chemicals — 2.3%
Ashland, Inc.	24,000	$2,925,600
Ecolab, Inc.	86,700	9,803,169
PPG Industries, Inc.	20,000	2,294,400
The Sherwin-Williams Co.	68,800	18,921,376

		33,944,545

Communications — 25.9%
Internet — 22.0%
Akamai Technologies, Inc. (a)	26,200	1,829,284
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	314,314	25,858,613
Amazon.com, Inc. (a)	182,755	79,332,118
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	103,500	20,604,780
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	22,400	1,626,688
Expedia, Inc.	1,000	109,350
Facebook, Inc. Class A (a)	635,329	54,488,992
Google, Inc. Class A (a)	57,650	31,133,306
Google, Inc. Class C (a)	67,877	35,330,657
LinkedIn Corp. Class A (a)	24,000	4,959,120
Netflix, Inc. (a)	25,200	16,554,888
The Priceline Group, Inc. (a)	26,600	30,626,442
Tencent Holdings Ltd.	669,200	13,332,785
Vipshop Holdings Ltd. ADR (Cayman Islands) (a)	284,200	6,323,450

		322,110,473

Media — 1.4%
FactSet Research Systems, Inc.	60,482	9,828,930
Time Warner, Inc.	12,700	1,110,107
The Walt Disney Co.	79,900	9,119,786

		20,058,823

Telecommunications — 2.5%
Cisco Systems, Inc.	803,693	22,069,410
QUALCOMM, Inc.	244,404	15,307,022

		37,376,432

		379,545,728

Consumer, Cyclical — 11.9%
Airlines — 0.7%
American Airlines Group, Inc.	259,500	10,363,133
Delta Air Lines, Inc.	1,500	61,620

		10,424,753

	Number of Shares	Value
Apparel — 0.9%
Hanesbrands, Inc.	227,800	$7,590,296
Nike, Inc. Class B	53,600	5,789,872
VF Corp.	1,200	83,688

		13,463,856

Auto Manufacturers — 0.5%
Tesla Motors, Inc. (a)	24,600	6,599,196

Automotive & Parts — 0.1%
BorgWarner, Inc.	11,500	653,660
Delphi Automotive PLC	13,800	1,174,242

		1,827,902

Leisure Time — 0.4%
Carnival Corp.	11,000	543,290
Norwegian Cruise Line Holdings Ltd. (a)	71,900	4,029,276
Polaris Industries, Inc.	1,700	251,787
Royal Caribbean Cruises Ltd.	8,400	660,996

		5,485,349

Lodging — 0.9%
Hilton Worldwide Holdings, Inc. (a)	240,155	6,616,270
Las Vegas Sands Corp.	19,000	998,830
Marriott International, Inc. Class A	18,690	1,390,349
MGM Resorts International (a)	158,800	2,898,100
Starwood Hotels & Resorts Worldwide, Inc.	2,400	194,616
Wynn Resorts Ltd.	13,900	1,371,513

		13,469,678

Retail — 8.4%
AutoZone, Inc. (a)	6,400	4,268,160
CarMax, Inc. (a)	48,100	3,184,701
Chipotle Mexican Grill, Inc. (a)	6,100	3,690,439
Costco Wholesale Corp.	13,300	1,796,298
CVS Health Corp.	112,800	11,830,464
The Home Depot, Inc.	101,600	11,290,808
L Brands, Inc.	45,900	3,935,007
Lowe’s Cos., Inc.	298,718	20,005,144
O’Reilly Automotive, Inc. (a)	54,700	12,361,106
PVH Corp.	10,100	1,163,520
Ross Stores, Inc.	135,600	6,591,516
Starbucks Corp.	335,700	17,998,555
Tractor Supply Co.	77,600	6,979,344
Walgreens Boots Alliance, Inc.	91,900	7,760,036
Yum! Brands, Inc.	116,369	10,482,520

		123,337,618

		174,608,352

Consumer, Non-cyclical — 35.2%
Beverages — 3.1%
The Coca-Cola Co.	326,766	12,819,030
Constellation Brands, Inc. Class A	16,300	1,891,126

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Green Mountain, Inc.	2,900	$222,227
Monster Beverage Corp. (a)	143,376	19,215,252
SABMiller PLC Sponsored ADR (United Kingdom)	228,165	11,917,058

		46,064,693

Biotechnology — 8.4%
Alexion Pharmaceuticals, Inc. (a)	134,000	24,223,180
Amgen, Inc.	63,155	9,695,556
Biogen, Inc. (a)	68,800	27,791,072
Celgene Corp. (a)	184,900	21,399,401
Gilead Sciences, Inc.	219,200	25,663,936
Regeneron Pharmaceuticals, Inc. (a)	18,200	9,284,366
Vertex Pharmaceuticals, Inc. (a)	41,700	5,149,116

		123,206,627

Commercial Services — 8.6%
Automatic Data Processing, Inc.	47,606	3,819,429
MasterCard, Inc. Class A	292,900	27,380,292
McKesson Corp.	138,600	31,158,666
SEI Investments Co.	310,988	15,247,742
Verisk Analytics, Inc. Class A (a)	8,700	633,012
Visa, Inc. Class A	713,073	47,882,852

		126,121,993

Cosmetics & Personal Care — 1.2%
The Estee Lauder Cos., Inc. Class A	50,900	4,410,994
The Procter & Gamble Co.	160,996	12,596,327

		17,007,321

Foods — 1.2%
Danone SA Sponsored ADR (France)	1,294,551	16,764,435

Health Care – Products — 2.7%
Becton, Dickinson & Co.	49,400	6,997,510
The Cooper Cos., Inc.	2,600	462,722
Intuitive Surgical, Inc. (a)	15,100	7,315,950
Medtronic PLC	38,507	2,853,369
Stryker Corp.	39,200	3,746,344
Varian Medical Systems, Inc. (a)	134,973	11,382,273
Zimmer Biomet Holdings, Inc.	62,325	6,807,760

		39,565,928

Health Care – Services — 2.6%
Aetna, Inc.	8,100	1,032,426
Anthem, Inc.	47,700	7,829,478
Cigna Corp.	9,300	1,506,600
Humana, Inc.	11,100	2,123,208
Thermo Fisher Scientific, Inc.	107,400	13,936,224
UnitedHealth Group, Inc.	97,100	11,846,200

		38,274,136

Pharmaceuticals — 7.4%
AbbVie, Inc.	6,300	423,297
Allergan PLC (a)	85,593	25,974,052

	Number of Shares	Value
AmerisourceBergen Corp.	41,700	$4,434,378
Bristol-Myers Squibb Co.	72,300	4,810,842
Cardinal Health, Inc.	76,700	6,415,955
Eli Lilly & Co.	58,000	4,842,420
Merck & Co., Inc.	112,148	6,384,586
Novartis AG ADR (Switzerland)	140,500	13,816,770
Novo Nordisk A/S Sponsored ADR (Denmark)	294,686	16,137,005
Perrigo Co. PLC	700	129,381
Shire PLC Sponsored ADR (Ireland)	20,800	5,022,992
Valeant Pharmaceuticals International, Inc. (a)	90,600	20,126,790

		108,518,468

		515,523,601

Energy — 1.9%
Oil & Gas — 1.1%
Cimarex Energy Co.	14,800	1,632,588
Concho Resources, Inc. (a)	15,100	1,719,286
Continental Resources, Inc. (a)	1,600	67,824
EQT Corp.	85,200	6,930,168
Pioneer Natural Resources Co.	22,100	3,065,049
Range Resources Corp.	54,053	2,669,137

		16,084,052

Oil & Gas Services — 0.8%
Schlumberger Ltd.	139,572	12,029,711

		28,113,763

Financial — 5.4%
Banks — 0.6%
The Bank of New York Mellon Corp.	17,900	751,263
Northern Trust Corp.	18,100	1,383,926
State Street Corp.	89,500	6,891,500

		9,026,689

Diversified Financial — 3.4%
American Express Co.	65,649	5,102,240
Ameriprise Financial, Inc.	55,500	6,933,615
Citigroup, Inc.	1,300	71,812
Greenhill & Co., Inc.	51,272	2,119,072
Intercontinental Exchange, Inc.	32,800	7,334,408
Invesco Ltd.	122,200	4,581,278
Morgan Stanley	346,600	13,444,614
TD Ameritrade Holding Corp.	262,900	9,679,978

		49,267,017

Insurance — 0.3%
Aon PLC	5,500	548,240
Marsh & McLennan Cos., Inc.	65,600	3,719,520

		4,267,760

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	180,200	$16,810,858

		79,372,324

Industrial — 8.1%
Aerospace & Defense — 1.1%
The Boeing Co.	113,600	15,758,592

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	14,900	1,004,558

Machinery – Diversified — 1.0%
Flowserve Corp.	13,400	705,644
Roper Technologies, Inc.	45,900	7,915,914
Wabtec Corp.	71,300	6,719,312

		15,340,870

Manufacturing — 2.2%
3M Co.	1,400	216,020
Danaher Corp.	336,100	28,766,799
Textron, Inc.	57,800	2,579,614

		31,562,433

Metal Fabricate & Hardware — 0.4%
Precision Castparts Corp.	30,600	6,116,022

Transportation — 3.3%
Canadian Pacific Railway Ltd.	15,800	2,531,634
Expeditors International of Washington, Inc.	294,511	13,578,430
FedEx Corp.	49,200	8,383,680
J.B. Hunt Transport Services, Inc.	30,600	2,511,954
Kansas City Southern	700	63,840
Union Pacific Corp.	7,000	667,590
United Continental Holdings, Inc. (a)	165,800	8,789,058
United Parcel Service, Inc. Class B	122,853	11,905,684

		48,431,870

		118,214,345

Technology — 9.0%
Computers — 1.9%
Apple, Inc.	190,100	23,843,293
Cognizant Technology Solutions Corp. Class A (a)	38,700	2,364,183
IHS, Inc. Class A (a)	18,400	2,366,792

		28,574,268

Semiconductors — 1.0%
Altera Corp.	26,651	1,364,531
Analog Devices, Inc.	32,253	2,070,159
ARM Holdings PLC Sponsored ADR (United Kingdom)	214,975	10,591,818

		14,026,508

	Number of Shares	Value
Software — 6.1%
Autodesk, Inc. (a)	201,550	$10,092,616
Electronic Arts, Inc. (a)	61,600	4,096,400
Fiserv, Inc. (a)	98,200	8,133,906
Intuit, Inc.	3,000	302,310
Microsoft Corp.	510,613	22,543,564
Oracle Corp.	491,317	19,800,075
Red Hat, Inc. (a)	90,890	6,901,278
Salesforce.com, Inc. (a)	224,200	15,611,046
Servicenow, Inc. (a)	33,800	2,511,678

		89,992,873

		132,593,649

TOTAL COMMON STOCK (Cost $1,163,970,714)		1,461,916,307

TOTAL EQUITIES (Cost $1,163,970,714)		1,461,916,307

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,041	1,041

TOTAL MUTUAL FUNDS (Cost $1,041)		1,041

TOTAL LONG-TERM INVESTMENTS (Cost $1,163,971,755)		1,461,917,348

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$3,648,863	3,648,863

Time Deposits — 0.3%
Euro Time Deposit 0.010% 7/01/15	4,598,814	4,598,814

TOTAL SHORT-TERM INVESTMENTS (Cost $8,247,677)		8,247,677

TOTAL INVESTMENTS — 100.2% (Cost $1,172,219,432) (c)		1,470,165,025

Other Assets/(Liabilities) — (0.2)%		(3,621,825)

NET ASSETS — 100.0%		$1,466,543,200

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,648,864. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 7/25/39, and an aggregate market value, including accrued interest, of $3,723,138.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 1.4%
Chemicals — 1.4%
Monsanto Co.	149,000	$15,881,911

Communications — 32.3%
Internet — 26.3%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	265,000	21,801,550
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	215,911	42,983,562
eBay, Inc. (a)	485,729	29,260,315
Equinix, Inc.	95,425	24,237,950
Facebook, Inc. Class A (a)	398,000	34,134,470
Google, Inc. Class A (a)	55,707	30,084,008
Google, Inc. Class C (a)	36,868	19,190,163
Liberty Interactive Corp. QVC Group (a)	751,163	20,844,773
LinkedIn Corp. Class A (a)	114,000	23,555,820
The Priceline Group, Inc. (a)	22,077	25,418,796
TripAdvisor, Inc. (a)	204,474	17,817,864
Yelp, Inc. (a) (b)	110,277	4,745,219

		294,074,490

Media — 2.6%
Discovery Communications, Inc. Series A (a) (b)	146,052	4,857,690
Discovery Communications, Inc. Series C (a)	393,202	12,220,718
Twenty-First Century Fox Class A	371,000	12,074,195

		29,152,603

Telecommunications — 3.4%
Palo Alto Networks, Inc. (a)	47,000	8,210,900
QUALCOMM, Inc.	481,160	30,135,051

		38,345,951

		361,573,044

Consumer, Cyclical — 10.0%
Apparel — 2.8%
Nike, Inc. Class B	289,933	31,318,563

Lodging — 1.2%
Las Vegas Sands Corp.	157,599	8,284,979
Wynn Resorts Ltd.	53,604	5,289,107

		13,574,086

Retail — 6.0%
Chipotle Mexican Grill, Inc. (a)	30,500	18,452,195
L Brands, Inc.	189,327	16,231,003
Sally Beauty Holdings, Inc. (a)	253,588	8,008,309
Walgreens Boots Alliance, Inc.	292,213	24,674,466

		67,365,973

		112,258,622

	Number of Shares	Value
Consumer, Non-cyclical — 27.7%
Biotechnology — 11.2%
Alexion Pharmaceuticals, Inc. (a)	109,000	$19,703,930
Biogen, Inc. (a)	102,114	41,247,929
Celgene Corp. (a)	262,779	30,412,728
Illumina, Inc. (a)	30,520	6,664,347
Regeneron Pharmaceuticals, Inc. (a)	54,000	27,547,020

		125,575,954

Commercial Services — 8.6%
MasterCard, Inc. Class A	271,354	25,366,172
Visa, Inc. Class A	1,057,304	70,997,963

		96,364,135

Foods — 0.9%
Whole Foods Market, Inc.	264,000	10,412,160

Pharmaceuticals — 7.0%
Allergan PLC (a)	64,381	19,537,058
BioMarin Pharmaceutical, Inc. (a)	139,000	19,012,420
Novo Nordisk A/S Sponsored ADR (Denmark)	334,640	18,324,887
Valeant Pharmaceuticals International, Inc. (a)	95,149	21,137,350

		78,011,715

		310,363,964

Energy — 6.4%
Oil & Gas — 1.5%
EOG Resources, Inc.	137,063	11,999,866
Southwestern Energy Co. (a)	194,000	4,409,620

		16,409,486

Oil & Gas Services — 2.4%
FMC Technologies, Inc. (a)	253,000	10,496,970
Schlumberger Ltd.	198,000	17,065,620

		27,562,590

Pipelines — 2.5%
Kinder Morgan, Inc.	301,669	11,581,073
The Williams Cos., Inc.	285,618	16,391,617

		27,972,690

		71,944,766

Financial — 5.3%
Diversified Financial — 3.6%
The Charles Schwab Corp.	461,000	15,051,650
IntercontinentalExchange, Inc.	71,578	16,005,557
LendingClub Corp. (a) (b)	604,000	8,909,000

		39,966,207

Real Estate Investment Trusts (REITS) — 1.7%
Crown Castle International Corp.	239,905	19,264,371

		59,230,578

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 15.9%
Semiconductors — 2.4%
ARM Holdings PLC Sponsored ADR (United Kingdom)	300,000	$14,781,000
ASML Holding NV (b)	117,000	12,183,210

		26,964,210

Software — 13.5%
Adobe Systems, Inc. (a)	377,632	30,591,968
Athenahealth, Inc. (a) (b)	74,000	8,478,920
Cerner Corp. (a)	184,000	12,707,040
Electronic Arts, Inc. (a)	276,247	18,370,425
Intuit, Inc.	111,344	11,220,135
Microsoft Corp.	396,952	17,525,431
Salesforce.com, Inc. (a)	512,000	35,650,560
Splunk, Inc. (a)	227,000	15,803,740

		150,348,219

		177,312,429

TOTAL COMMON STOCK (Cost $825,544,769)		1,108,565,314

TOTAL EQUITIES (Cost $825,544,769)		1,108,565,314

MUTUAL FUNDS — 2.3%
Diversified Financial — 2.3%
State Street Naviagtor Securities Lending Prime Portfolio (c)	25,363,166	25,363,166

TOTAL MUTUAL FUNDS (Cost $25,363,166)		25,363,166

TOTAL LONG-TERM INVESTMENTS (Cost $850,907,935)		1,133,928,480

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$13,278,906	13,278,906

TOTAL SHORT-TERM INVESTMENTS (Cost $13,278,906)		13,278,906

TOTAL INVESTMENTS — 102.5% (Cost $864,186,841) (e)		1,147,207,386

Other Assets/(Liabilities) — (2.5)%		(27,667,018)

NET ASSETS — 100.0%		$1,119,540,368

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $24,743,535 or 2.21% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,278,909. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates ranging from 6/25/37 – 7/25/37, and an aggregate market value, including accrued interest, of $13,550,182.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	86.4%
Cayman Islands	5.8%
Canada	1.9%
Ireland	1.7%
Denmark	1.6%
Netherlands Antilles	1.5%
United Kingdom	1.3%
Netherlands	1.1%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 5.8%
Chemicals — 2.8%
Albemarle Corp.	10,395	$574,532
Celanese Corp. Series A	22,875	1,644,255
Eastman Chemical Co.	12,574	1,028,805
The Mosaic Co.	22,750	1,065,837
Olin Corp.	19,300	520,135

		4,833,564

Forest Products & Paper — 1.5%
International Paper Co.	52,762	2,510,944

Iron & Steel — 1.3%
Nucor Corp.	16,750	738,173
Reliance Steel & Aluminum Co.	12,342	746,444
United States Steel Corp.	35,950	741,289

		2,225,906

Mining — 0.2%
Alcoa, Inc.	39,350	438,752

		10,009,166

Communications — 5.3%
Internet — 0.8%
Expedia, Inc.	3,990	436,306
Symantec Corp.	37,100	862,575

		1,298,881

Media — 1.4%
Gannett Co., Inc. (a)	3	35
Meredith Corp.	17,600	917,840
Starz Class A (a)	15,545	695,172
TEGNA, Inc.	26,065	835,905

		2,448,952

Telecommunications — 3.1%
Ciena Corp. (a)	53,495	1,266,762
Harris Corp.	11,465	881,773
Level 3 Communications, Inc. (a)	43,795	2,306,683
SBA Communications Corp. Class A (a)	7,525	865,149

		5,320,367

		9,068,200

Consumer, Cyclical — 9.5%
Airlines — 0.3%
American Airlines Group, Inc.	11,600	463,246

Automotive & Parts — 2.9%
Allison Transmission Holdings, Inc.	83,600	2,446,136
Lear Corp.	16,750	1,880,355
Magna International, Inc. Class A	13,335	747,960

		5,074,451

Home Builders — 0.6%
D.R. Horton, Inc.	37,100	1,015,056

	Number of Shares	Value
Home Furnishing — 0.5%
Whirlpool Corp.	4,938	$854,521

Retail — 5.2%
American Eagle Outfitters, Inc.	115,840	1,994,765
Bloomin’ Brands, Inc.	26,695	569,938
Coach, Inc.	21,875	757,094
Foot Locker, Inc.	12,560	841,645
The Gap, Inc.	44,794	1,709,787
Kohl’s Corp.	8,390	525,298
Macy’s, Inc.	26,244	1,770,683
PVH Corp.	6,425	740,160

		8,909,370

		16,316,644

Consumer, Non-cyclical — 15.2%
Commercial Services — 3.2%
AerCap Holdings NV (a)	19,135	876,191
CoreLogic, Inc. (a)	13,375	530,854
KAR Auction Services, Inc.	26,605	995,027
McKesson Corp.	7,742	1,740,479
ServiceMaster Global Holdings, Inc. (a)	37,875	1,369,939

		5,512,490

Foods — 3.8%
ConAgra Foods, Inc.	24,122	1,054,614
Ingredion, Inc.	23,018	1,837,067
The Kroger Co.	12,748	924,357
Pinnacle Foods, Inc.	15,745	717,027
Tyson Foods, Inc. Class A	45,585	1,943,289

		6,476,354

Health Care – Products — 3.5%
Boston Scientific Corp. (a)	60,900	1,077,930
C.R. Bard, Inc.	5,638	962,407
Globus Medical, Inc. Class A (a)	39,110	1,003,954
Hologic, Inc. (a)	29,155	1,109,639
Zimmer Biomet Holdings, Inc.	16,380	1,789,187

		5,943,117

Health Care – Services — 2.5%
Cigna Corp.	6,708	1,086,696
HCA Holdings, Inc. (a)	16,860	1,529,539
Laboratory Corporation of America Holdings (a)	9,265	1,123,103
MEDNAX, Inc. (a)	6,905	511,730

		4,251,068

Household Products — 1.1%
Avery Dennison Corp.	31,526	1,921,195

Pharmaceuticals — 1.1%
Lannett Co., Inc. (a)	8,585	510,292
VCA, Inc. (a)	24,760	1,347,068
		1,857,360

		25,961,584

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 6.4%
Oil & Gas — 6.4%
Devon Energy Corp.	23,410	$1,392,661
Encana Corp.	85,425	941,384
Helmerich & Payne, Inc.	10,008	704,763
Hess Corp.	25,615	1,713,131
Marathon Petroleum Corp.	18,616	973,803
Newfield Exploration Co. (a)	45,990	1,661,159
Precision Drilling Corp.	222,625	1,496,040
Valero Energy Corp.	32,115	2,010,399

		10,893,340

Financial — 29.1%
Banks — 6.6%
BB&T Corp.	47,634	1,920,126
Fifth Third Bancorp	91,196	1,898,701
KeyCorp	131,800	1,979,636
Northern Trust Corp.	15,870	1,213,420
SunTrust Banks, Inc.	48,880	2,102,818
Webster Financial Corp.	56,765	2,245,056

		11,359,757

Diversified Financial — 7.3%
Ameriprise Financial, Inc.	14,446	1,804,739
Discover Financial Services	32,709	1,884,693
E*TRADE Financial Corp. (a)	79,380	2,377,431
Invesco Ltd.	43,365	1,625,754
Lazard Ltd. Class A	15,450	868,908
The NASDAQ OMX Group, Inc.	36,700	1,791,327
Navient Corp.	46,757	851,445
Raymond James Financial, Inc.	16,225	966,685
Synchrony Financial (a)	10,265	338,026

		12,509,008

Diversified Financial Services — 1.1%
Voya Financial, Inc.	42,375	1,969,166

Insurance — 4.5%
The Allstate Corp.	13,690	888,070
The Hartford Financial Services Group, Inc.	75,692	3,146,516
Reinsurance Group of America, Inc.	9,108	864,076
Unum Group	26,686	954,025
Validus Holdings Ltd.	22,850	1,005,172
XL Group PLC	23,590	877,548

		7,735,407

Real Estate — 1.4%
CBRE Group, Inc. (a)	63,895	2,364,115

Real Estate Investment Trusts (REITS) — 7.1%
BioMed Realty Trust, Inc.	84,631	1,636,764
CBL & Associates Properties, Inc.	139,122	2,253,776
Digital Realty Trust, Inc.	13,200	880,176
DuPont Fabros Technology, Inc.	41,045	1,208,775
Hospitality Properties Trust	56,474	1,627,581
Liberty Property Trust	53,270	1,716,359

	Number of Shares	Value
SL Green Realty Corp.	14,010	$1,539,559
Sunstone Hotel Investors, Inc.	81,245	1,219,487

		12,082,477

Savings & Loans — 1.1%
Washington Federal, Inc.	78,200	1,825,970

		49,845,900

Industrial — 10.2%
Aerospace & Defense — 1.5%
L-3 Communications Holdings, Inc.	15,446	1,751,267
Spirit AeroSystems Holdings, Inc. Class A (a)	15,735	867,156

		2,618,423

Electronics — 1.0%
Avnet, Inc.	42,296	1,738,789

Engineering & Construction — 0.8%
KBR, Inc.	71,795	1,398,567

Environmental Controls — 0.5%
Republic Services, Inc.	22,202	869,652

Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	6,685	703,529

Machinery – Diversified — 0.5%
Cummins, Inc.	6,500	852,735

Manufacturing — 2.7%
Eaton Corp. PLC	12,600	850,374
ITT Corp.	40,310	1,686,570
Parker Hannifin Corp.	7,744	900,859
Trinity Industries, Inc.	42,220	1,115,875

		4,553,678

Packaging & Containers — 0.7%
Berry Plastics Group, Inc. (a)	20,195	654,318
Crown Holdings, Inc. (a)	10,655	563,756

		1,218,074

Transportation — 1.3%
Con-way, Inc.	17,620	676,079
Ryder System, Inc.	18,415	1,608,919

		2,284,998

Trucking & Leasing — 0.8%
GATX Corp.	24,245	1,288,622

		17,527,067

Technology — 9.9%
Computers — 1.7%
Amdocs Ltd.	34,898	1,905,082
Western Digital Corp.	12,635	990,836

		2,895,918

Internet — 0.5%
Check Point Software Technologies Ltd. (a)	10,315	820,558

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 1.3%
Pitney Bowes, Inc.	39,900	$830,319
Xerox Corp.	132,448	1,409,247

		2,239,566

Semiconductors — 4.2%
Applied Materials, Inc.	44,775	860,575
Broadcom Corp. Class A	37,535	1,932,677
Integrated Device Technology, Inc. (a)	31,755	689,084
Lam Research Corp.	22,100	1,797,835
Micron Technology, Inc. (a)	33,875	638,205
NXP Semiconductor NV (a)	5,535	543,537
Skyworks Solutions, Inc.	7,705	802,091

		7,264,004

Software — 2.2%
Activision Blizzard, Inc.	37,300	903,033
CA, Inc.	57,506	1,684,351
Electronic Arts, Inc. (a)	17,495	1,163,417

		3,750,801

		16,970,847

Utilities — 7.4%
Electric — 5.3%
Ameren Corp.	24,250	913,740
DTE Energy Co.	20,120	1,501,757
Dynegy, Inc. (a)	24,805	725,546
Exelon Corp.	43,975	1,381,694
NRG Energy, Inc.	39,725	908,908
PG&E Corp.	23,355	1,146,731
PPL Corp.	49,638	1,462,832
SCANA Corp.	18,224	923,046
Talen Energy Corp. (a)	6,200	106,392

		9,070,646

Gas — 2.1%
AGL Resources, Inc.	18,592	865,644
Atmos Energy Corp.	22,830	1,170,722
Energen Corp.	23,445	1,601,293

		3,637,659

		12,708,305

TOTAL COMMON STOCK (Cost $159,140,520)		169,301,053

TOTAL EQUITIES (Cost $159,140,520)		169,301,053

TOTAL LONG-TERM INVESTMENTS (Cost $159,140,520)		169,301,053

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$2,201,568	$2,201,568

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	3,794	3,794

TOTAL SHORT-TERM INVESTMENTS (Cost $2,205,362)		2,205,362

TOTAL INVESTMENTS — 100.1% (Cost $161,345,882) (c)		171,506,415

Other Assets/(Liabilities) — (0.1)%		(164,520)

NET ASSETS — 100.0%		$171,341,895

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,201,568. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates ranging from 6/25/37 – 7/25/37, and an aggregate market value, including accrued interest, of $2,249,495.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.9%
Basic Materials — 3.6%
Chemicals — 2.6%
Innospec, Inc.	19,210	$865,219
PolyOne Corp.	60,419	2,366,612
Sensient Technologies Corp.	22,430	1,532,866

		4,764,697

Forest Products & Paper — 0.7%
Deltic Timber Corp.	19,270	1,303,423

Mining — 0.3%
Luxfer Holdings PLC ADR (United Kingdom)	46,000	598,000

		6,666,120

Consumer, Cyclical — 17.2%
Apparel — 0.7%
Ascena Retail Group, Inc. (a)	76,860	1,280,103

Auto Manufacturers — 1.0%
Oshkosh Corp.	42,553	1,803,396

Automotive & Parts — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	99,179	2,073,833

Distribution & Wholesale — 1.7%
Essendant, Inc.	41,040	1,610,820
ScanSource, Inc. (a)	39,490	1,502,989

		3,113,809

Home Furnishing — 3.2%
Tempur Sealy International, Inc. (a)	46,654	3,074,498
Whirlpool Corp.	16,153	2,795,277

		5,869,775

Office Furnishings — 1.2%
Herman Miller, Inc.	47,892	1,385,516
Steelcase, Inc. Class A	45,800	866,078

		2,251,594

Retail — 6.0%
Casey’s General Stores, Inc.	13,520	1,294,405
The Cato Corp. Class A	35,570	1,378,693
CST Brands, Inc.	36,490	1,425,299
Fred’s, Inc. Class A	70,280	1,355,701
The Men’s Wearhouse, Inc.	43,906	2,813,058
Stage Stores, Inc.	61,570	1,079,322
Vitamin Shoppe, Inc. (a)	44,902	1,673,498

		11,019,976

Storage & Warehousing — 1.3%
Mobile Mini, Inc.	59,971	2,521,181

Textiles — 1.0%
G&K Services, Inc. Class A	27,040	1,869,546

		31,803,213

	Number of Shares	Value
Consumer, Non-cyclical — 14.1%
Beverages — 0.6%
C&C Group PLC	292,259	$1,145,129

Biotechnology — 1.0%
Charles River Laboratories International, Inc. (a)	26,380	1,855,569

Commercial Services — 1.9%
Corrections Corporation of America	27,148	898,056
Forrester Research, Inc.	31,350	1,129,227
FTI Consulting, Inc. (a)	36,470	1,504,023

		3,531,306

Foods — 1.5%
Cranswick PLC	45,582	1,144,095
Post Holdings, Inc. (a)	29,830	1,608,732

		2,752,827

Health Care – Products — 3.5%
Haemonetics Corp. (a)	89,725	3,711,026
ICU Medical, Inc. (a)	15,340	1,467,424
Steris Corp.	19,230	1,239,181

		6,417,631

Health Care – Services — 2.6%
Amsurg Corp. (a)	19,350	1,353,533
HealthSouth Corp.	54,288	2,500,505
ICON PLC (a)	12,040	810,292

		4,664,330

Household Products — 2.4%
Acco Brands Corp. (a)	140,440	1,091,219
Helen of Troy Ltd. (a)	18,550	1,808,439
The Scotts Miracle-Gro Co. Class A	25,917	1,534,546

		4,434,204

Pharmaceuticals — 0.6%
Phibro Animal Health Corp. Class A	29,390	1,144,447

		25,945,443

Diversified — 0.5%
Holding Company – Diversified — 0.5%
Primoris Services Corp.	50,820	1,006,236

Energy — 2.6%
Oil & Gas — 1.7%
Diamondback Energy, Inc. (a)	17,020	1,282,967
Linn Co LLC	46,528	439,690
RSP Permian, Inc. (a)	49,258	1,384,642

		3,107,299

Oil & Gas Services — 0.9%
SEACOR Holdings, Inc. (a)	18,930	1,342,894
Thermon Group Holdings, Inc. (a)	13,707	329,928

		1,672,822

		4,780,121

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 17.4%
Banks — 10.1%
City National Corp.	32,579	$2,944,816
First Midwest Bancorp, Inc.	72,400	1,373,428
Great Western Bancorp, Inc.	43,280	1,043,481
Hancock Holding Co.	34,800	1,110,468
Hanmi Financial Corp.	52,784	1,311,154
International Bancshares Corp.	49,700	1,335,439
MB Financial, Inc.	36,610	1,260,848
Northwest Bancshares, Inc.	100,390	1,287,000
Prosperity Bancshares, Inc.	36,958	2,133,955
Texas Capital Bancshares, Inc. (a)	52,336	3,257,393
Webster Financial Corp.	42,110	1,665,450

		18,723,432

Insurance — 3.5%
Alleghany Corp. (a)	3,458	1,620,972
Assured Guaranty Ltd.	26,760	641,972
Primerica, Inc.	29,540	1,349,683
Reinsurance Group of America, Inc.	18,720	1,775,966
White Mountains Insurance Group Ltd.	1,740	1,139,596

		6,528,189

Investment Companies — 1.0%
Ares Capital Corp.	53,710	884,067
Solar Capital Ltd.	48,360	870,480

		1,754,547

Real Estate Investment Trusts (REITS) — 2.3%
DiamondRock Hospitality Co.	54,284	695,378
Education Realty Trust, Inc.	26,693	837,092
Kite Realty Group Trust	31,025	759,182
Mid-America Apartment Communities, Inc.	12,880	937,793
Summit Hotel Properties, Inc.	72,370	941,534

		4,170,979

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	103,880	980,627

		32,157,774

Industrial — 28.2%
Aerospace & Defense — 1.0%
Cubic Corp.	37,150	1,767,597

Building Materials — 4.4%
Comfort Systems USA, Inc.	77,113	1,769,743
Gibraltar Industries, Inc. (a)	61,628	1,255,362
Simpson Manufacturing Co., Inc.	69,009	2,346,306
Trex Co., Inc. (a)	54,121	2,675,201
Tyman PLC	11,470	57,903

		8,104,515

Electrical Components & Equipment — 2.2%
Belden, Inc.	34,990	2,842,238
Encore Wire Corp.	27,100	1,200,259

		4,042,497

	Number of Shares	Value
Electronics — 5.0%
Coherent, Inc. (a)	14,560	$924,269
CTS Corp.	2,700	52,029
Faro Technologies, Inc. (a)	26,593	1,241,893
II-VI, Inc. (a)	132,028	2,505,892
Park Electrochemical Corp.	40,970	784,985
Plexus Corp. (a)	36,482	1,600,830
Vishay Intertechnology, Inc.	180,997	2,114,045

		9,223,943

Engineering & Construction — 0.5%
Mistras Group, Inc. (a)	45,730	867,955

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	16,580	891,009

Machinery – Construction & Mining — 1.0%
Babcock & Wilcox Enterprises, Inc. (a)	13,100	244,446
Terex Corp.	72,722	1,690,786

		1,935,232

Machinery – Diversified — 0.9%
Albany International Corp. Class A	40,950	1,629,810

Manufacturing — 5.1%
AptarGroup, Inc.	10,160	647,903
Barnes Group, Inc.	70,490	2,748,405
Carlisle Cos., Inc.	17,820	1,784,139
ESCO Technologies, Inc.	27,200	1,017,552
Koppers Holdings, Inc.	22,410	553,975
Matthews International Corp. Class A	29,360	1,560,190
Trimas Corp. (a)	37,100	1,098,160

		9,410,324

Metal Fabricate & Hardware — 1.4%
Circor International, Inc.	13,090	713,798
Mueller Industries, Inc.	54,720	1,899,878

		2,613,676

Packaging & Containers — 0.5%
Greif, Inc. Class A	25,350	908,798

Transportation — 5.1%
Con-way, Inc.	63,300	2,428,821
Dorian LPG Ltd. (a)	62,250	1,038,330
Era Group, Inc. (a)	39,440	807,731
Forward Air Corp.	35,253	1,842,322
Heartland Express, Inc.	40,510	819,517
Scorpio Tankers, Inc.	153,160	1,545,385
UTI Worldwide, Inc. (a)	101,800	1,016,982

		9,499,088

Trucking & Leasing — 0.6%
GATX Corp.	21,640	1,150,166

		52,044,610

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 9.7%
Computers — 2.3%
Diebold, Inc.	38,540	$1,348,900
Mentor Graphics Corp.	65,780	1,738,565
Mercury Computer Systems, Inc. (a)	74,787	1,094,882

		4,182,347

Semiconductors — 6.0%
Brooks Automation, Inc.	170,961	1,957,503
Diodes, Inc. (a)	85,208	2,054,365
Fairchild Semiconductor International, Inc. (a)	153,036	2,659,766
Maxim Integrated Products, Inc.	39,390	1,361,909
Micrel, Inc.	64,344	894,382
Photronics, Inc. (a)	115,628	1,099,622
Xcerra Corp. (a)	126,230	955,561

		10,983,108

Software — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	110,780	1,515,470
MedAssets, Inc. (a)	52,380	1,155,503

		2,670,973

		17,836,428

Utilities — 2.6%
Electric — 0.3%
Westar Energy, Inc.	17,980	615,276

Gas — 2.3%
Atmos Energy Corp.	13,410	687,665
The Laclede Group, Inc.	17,090	889,705
New Jersey Resources Corp.	14,790	407,465
UGI Corp.	36,385	1,253,463
WGL Holdings, Inc.	17,280	938,131

		4,176,429

		4,791,705

TOTAL COMMON STOCK (Cost $133,526,715)		177,031,650

TOTAL EQUITIES (Cost $133,526,715)		177,031,650

TOTAL LONG-TERM INVESTMENTS (Cost $133,526,715)		177,031,650

	Principal Amount

SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (b)	$8,626,582	8,626,582

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	$20,410	$20,410

TOTAL SHORT-TERM INVESTMENTS (Cost $8,646,992)		8,646,992

TOTAL INVESTMENTS — 100.6% (Cost $142,173,707) (c)		185,678,642

Other Assets/(Liabilities) — (0.6)%		(1,123,132)

NET ASSETS — 100.0%		$184,555,510

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,626,584. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 7/25/37 – 7/25/39, and an aggregate market value, including accrued interest, of $8,801,387.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 3.3%
Chemicals — 1.2%
American Vanguard Corp. (a)	28,500	$393,300
Ferro Corp. (b)	91,585	1,536,796
Innospec, Inc.	34,340	1,546,674
Minerals Technologies, Inc.	16,600	1,130,958
Univar, Inc. (b)	2,600	67,678

		4,675,406

Forest Products & Paper — 1.2%
Clearwater Paper Corp. (b)	34,220	1,960,806
Mercer International, Inc. (b)	61,800	845,424
Potlatch Corp.	18,200	642,824
Wausau Paper Corp.	70,400	646,272
Xerium Technologies, Inc. (b)	28,400	516,880

		4,612,206

Iron & Steel — 0.1%
Carpenter Technology Corp.	15,000	580,200

Mining — 0.8%
Century Aluminum Co. (b)	45,000	469,350
Gold Resource Corp. (a)	104,400	288,144
Luxfer Holdings PLC ADR (United Kingdom)	13,600	176,800
Royal Gold, Inc.	7,200	443,448
Stillwater Mining Co. (b)	146,990	1,703,614

		3,081,356

		12,949,168

Communications — 5.2%
Internet — 1.4%
1-800-Flowers.com, Inc. Class A (b)	58,800	615,048
CyrusOne, Inc.	52,000	1,531,400
DHI Group, Inc. (b)	107,600	956,564
ePlus, Inc. (b)	6,500	498,225
New Media Investment Group, Inc.	26,900	482,317
PC-Tel, Inc.	11,700	84,006
Safeguard Scientifics, Inc. (b)	26,100	507,906
TechTarget, Inc. (b)	15,100	134,843
TeleCommunication Systems, Inc. Class A (b)	18,600	61,566
United Online, Inc. (b)	29,400	460,698

		5,332,573

Media — 0.5%
Demand Media, Inc. (a) (b)	39,700	252,492
Saga Communications, Inc. Class A	15,200	575,320
Scholastic Corp.	6,000	264,780
Sinclair Broadcast Group, Inc. Class A (a)	26,780	747,430

		1,840,022

	Number of Shares	Value
Telecommunications — 3.3%
Anixter International, Inc. (b)	15,010	$977,901
Ciena Corp. (b)	74,445	1,762,858
Comtech Telecommunications Corp.	33,200	964,460
EarthLink Holdings Corp.	204,400	1,530,956
General Communication, Inc. Class A (b)	13,300	226,233
Harmonic, Inc. (b)	51,800	353,794
IDT Corp. Class B	16,100	291,088
Inteliquent, Inc.	64,800	1,192,320
InterDigital, Inc.	7,400	420,986
Ixia (b)	50,200	624,488
NeuStar, Inc. Class A (a) (b)	35,700	1,042,797
Polycom, Inc. (b)	125,700	1,438,008
Sonus Networks, Inc. (b)	23,360	161,651
Spok Holdings, Inc.	33,300	560,772
ViaSat, Inc. (b)	22,185	1,336,868

		12,885,180

		20,057,775

Consumer, Cyclical — 11.7%
Airlines — 0.2%
Alaska Air Group, Inc.	10,500	676,515

Apparel — 1.0%
Ascena Retail Group, Inc. (b)	79,775	1,328,653
Cherokee, Inc.	5,200	146,536
Crocs, Inc. (b)	19,900	292,729
Deckers Outdoor Corp. (b)	18,100	1,302,657
Perry Ellis International, Inc. (b)	12,100	287,617
Quiksilver, Inc. (a) (b)	80,100	53,090
Steven Madden Ltd. (b)	10,100	432,078

		3,843,360

Automotive & Parts — 1.7%
American Axle & Manufacturing Holdings, Inc. (b)	25,800	539,478
China Automotive Systems, Inc. (a) (b)	23,000	193,660
Cooper Tire & Rubber Co.	18,400	622,472
Dorman Products, Inc. (a) (b)	16,200	772,092
Meritor, Inc. (b)	94,700	1,242,464
Remy International, Inc.	47,595	1,052,325
Tenneco, Inc. (b)	22,725	1,305,324
Tower International, Inc. (b)	35,200	916,960

		6,644,775

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc. (b)	47,400	1,574,628
Owens & Minor, Inc.	23,690	805,460
Pool Corp.	14,000	982,520
WESCO International, Inc. (a) (b)	15,775	1,082,796

		4,445,404

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 1.4%
Carmike Cinemas, Inc. (b)	27,245	$723,082
Eros International PLC (b)	46,995	1,180,515
Isle of Capri Casinos, Inc. (b)	79,700	1,446,555
Lions Gate Entertainment Corp. (a)	44,465	1,647,428
National CineMedia, Inc.	19,500	311,220
Vail Resorts, Inc.	600	65,520

		5,374,320

Home Builders — 0.6%
Meritage Home Corp. (b)	20,100	946,509
TRI Pointe Homes, Inc. (b)	94,525	1,446,232

		2,392,741

Home Furnishing — 0.6%
Ethan Allen Interiors, Inc. (a)	22,300	587,382
La-Z-Boy, Inc.	34,640	912,418
Tempur Sealy International, Inc. (b)	11,340	747,306

		2,247,106

Leisure Time — 0.5%
Brunswick Corp.	12,000	610,320
Diamond Resorts International, Inc. (b)	34,430	1,086,267
Interval Leisure Group, Inc.	11,900	271,915

		1,968,502

Lodging — 0.5%
Belmond Ltd. (b)	106,385	1,328,749
Boyd Gaming Corp. (b)	34,600	517,270
Caesars Entertainment Corp. (a) (b)	6,200	37,944

		1,883,963

Retail — 3.0%
Big Lots, Inc.	43,060	1,937,269
Build-A-Bear Workshop, Inc. (b)	32,200	514,878
Citi Trends, Inc. (b)	16,200	392,040
DineEquity, Inc.	15,400	1,525,986
Fred’s, Inc. Class A	26,500	511,185
Haverty Furniture Cos., Inc.	29,600	639,952
The Men’s Wearhouse, Inc.	27,755	1,778,263
Party City Holdco, Inc. (b)	8,000	162,160
Pier 1 Imports, Inc. (a)	50,600	639,078
PriceSmart, Inc.	10,200	930,648
Red Robin Gourmet Burgers, Inc. (b)	5,100	437,682
Rite Aid Corp. (b)	155,275	1,296,546
Ruby Tuesday, Inc. (b)	40,500	253,935
Sportsman’s Warehouse Holdings, Inc. (a) (b)	40,200	457,074
Trans World Entertainment Corp. (b)	25,300	92,598

		11,569,294

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	20,375	856,565

Textiles — 0.8%
Culp, Inc.	28,400	880,400

	Number of Shares	Value
G&K Services, Inc. Class A	15,700	$1,085,498
UniFirst Corp.	11,585	1,295,782

		3,261,680

		45,164,225

Consumer, Non-cyclical — 15.3%
Agriculture — 0.6%
MGP Ingredients, Inc.	33,400	561,788
Vector Group Ltd. (a)	79,071	1,855,006

		2,416,794

Beverages — 0.2%
Farmer Bros Co. (b)	26,500	622,750

Biotechnology — 0.7%
MacroGenics, Inc. (b)	8,600	326,542
Momenta Pharmaceuticals, Inc. (b)	27,200	620,432
NewLink Genetics Corp. (a) (b)	10,300	455,981
Repligen Corp. (b)	36,600	1,510,482

		2,913,437

Commercial Services — 4.5%
Aaron’s, Inc.	42,000	1,520,820
American Public Education, Inc. (b)	13,700	352,364
Apollo Education Group, Inc. (b)	11,200	144,256
Bridgepoint Education, Inc. (b)	69,095	660,548
Convergys Corp.	11,000	280,390
CRA International, Inc. (b)	19,100	532,317
DeVry Education Group, Inc.	7,600	227,848
Donnelley (R.R.) & Sons Co.	119,945	2,090,642
Electro Rent Corp.	47,500	515,850
EVERTEC, Inc.	33,975	721,629
FTI Consulting, Inc. (b)	43,425	1,790,847
The Hackett Group, Inc.	29,300	393,499
Heidrick & Struggles International, Inc.	10,600	276,448
Hillenbrand, Inc.	8,950	274,765
Information Services Group, Inc. (a)	73,500	351,330
Insperity, Inc.	17,000	865,300
K12, Inc. (b)	75,700	957,605
McGrath RentCorp	37,200	1,131,996
Monster Worldwide, Inc. (b)	87,400	571,596
National American University Holdings, Inc.	13,100	38,121
Navigant Consulting, Inc. (b)	43,400	645,358
PHH Corp. (b)	60,935	1,586,138
Quad/Graphics, Inc.	3,600	66,636
RPX Corp. (b)	88,000	1,487,200
Volt Information Sciences, Inc. (a) (b)	5,000	48,550

		17,532,053

Foods — 1.8%
Cal-Maine Foods, Inc. (a)	7,800	407,160
Dean Foods Co.	104,800	1,694,616
John B Sanfilippo & Son, Inc.	4,300	223,170

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle Foods, Inc.	12,600	$573,804
Post Holdings, Inc. (a) (b)	15,700	846,701
Sanderson Farms, Inc. (a)	13,800	1,037,208
SpartanNash Co.	28,300	920,882
SUPERVALU, Inc. (b)	31,000	250,790
United Natural Foods, Inc. (b)	17,815	1,134,459

		7,088,790

Health Care – Products — 2.6%
Alere, Inc. (b)	30,455	1,606,501
Atrion Corp.	2,150	843,467
Halyard Health, Inc. (a) (b)	23,300	943,650
Hill-Rom Holdings, Inc.	28,855	1,567,692
Lantheus Holdings, Inc. (b)	9,800	60,662
Merge Healthcare, Inc. (b)	102,100	490,080
Merit Medical Systems, Inc. (b)	19,700	424,338
Orthofix International NV (b)	2,600	86,112
Quidel Corp. (b)	28,000	642,600
West Pharmaceutical Services, Inc.	28,800	1,672,704
Wright Medical Group, Inc. (b)	63,750	1,674,075

		10,011,881

Health Care – Services — 2.6%
Alliance HealthCare Services, Inc. (b)	20,700	386,883
Capital Senior Living Corp. (b)	43,130	1,056,685
The Ensign Group, Inc.	5,600	285,936
Health Net, Inc. (b)	1,700	109,004
The IPC Healthcare Inc. (b)	23,510	1,302,219
LHC Group, Inc. (b)	16,300	623,475
Magellan Health, Inc. (b)	25,225	1,767,516
National Healthcare Corp.	14,200	922,858
RadNet, Inc. (b)	80,800	540,552
Select Medical Holdings Corp.	26,200	424,440
Triple-S Management Corp. Class B (b)	18,839	483,408
WellCare Health Plans, Inc. (b)	24,000	2,035,920

		9,938,896

Household Products — 1.1%
Acco Brands Corp. (b)	216,200	1,679,874
Central Garden & Pet Co. Class A (b)	22,700	259,007
CSS Industries, Inc.	28,800	871,200
Ennis, Inc.	9,600	178,464
Spectrum Brands Holdings, Inc.	11,405	1,163,196

		4,151,741

Pharmaceuticals — 1.2%
Biospecifics Technologies Corp. (b)	4,800	247,680
Cumberland Pharmaceuticals, Inc. (a) (b)	33,900	242,385
Eagle Pharmaceuticals, Inc. (a) (b)	9,500	768,170
Infinity Pharmaceuticals, Inc. (b)	58,900	644,955
The Medicines Co. (b)	32,215	921,671
Omega Protein Corp. (b)	39,700	545,875
SciClone Pharmaceuticals, Inc. (b)	43,100	423,242

	Number of Shares	Value
Sucampo Pharmaceuticals, Inc. Class A (b)	52,500	$862,575

		4,656,553

		59,332,895

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Liberty TripAdvisor Holdings, Inc. (b)	6,300	202,986
National Bank Holdings Corp. Class A	34,400	716,552

		919,538

Energy — 3.5%
Energy – Alternate Sources — 0.6%
Green Plains Renewable Energy, Inc.	39,100	1,077,205
REX American Resources Corp. (b)	17,100	1,088,244

		2,165,449

Oil & Gas — 2.1%
Adams Resources & Energy, Inc.	1,200	53,520
Atwood Oceanics, Inc. (a)	16,600	438,904
Bill Barrett Corp. (a) (b)	9,900	85,041
Clayton Williams Energy, Inc. (a) (b)	23,300	1,531,975
Matador Resources Co. (b)	32,800	820,000
Newfield Exploration Co. (b)	57,800	2,087,736
PDC Energy, Inc. (b)	39,795	2,134,604
Rosetta Resources, Inc. (b)	22,700	525,278
WPX Energy, Inc. (b)	44,100	541,548

		8,218,606

Oil & Gas Services — 0.8%
Exterran Holdings, Inc.	33,600	1,097,040
Gulf Island Fabrication, Inc.	11,600	129,572
Pioneer Energy Services Corp. (b)	127,900	810,886
RPC, Inc. (a)	37,600	520,008
Tesco Corp.	30,200	329,180
TETRA Technologies, Inc. (b)	67,600	431,288

		3,317,974

		13,702,029

Financial — 34.4%
Banks — 11.3%
Access National Corp. (a)	20,400	396,576
Ameris Bancorp	19,975	505,168
BancFirst Corp.	700	45,815
Banco Latinoamericano de Comercio Exterior SA	58,400	1,879,312
BBCN Bancorp, Inc.	33,900	501,381
C&F Financial Corp.	5,000	185,250
Capital Bank Financial Corp. Class A (b)	47,830	1,390,418
Cardinal Financial Corp.	31,000	675,490
Central Pacific Financial Corp.	10,100	239,875
Century Bancorp, Inc. Class A	5,200	211,432

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citizens & Northern Corp.	8,600	$176,730
Columbia Banking System, Inc.	30,300	985,962
CVB Financial Corp.	13,500	237,735
East West Bancorp, Inc.	45,310	2,030,794
First Business Financial Services, Inc.	1,100	51,568
First Interstate Bancsystem, Inc.	38,600	1,070,764
First Merchants Corp.	25,700	634,790
Glacier Bancorp, Inc.	40,500	1,191,510
Great Western Bancorp, Inc.	127,795	3,081,138
Home Bancshares, Inc.	68,650	2,509,844
Horizon Bancorp	8,500	212,160
Lakeland Financial Corp.	22,800	988,836
MainSource Financial Group, Inc.	11,900	261,205
Merchants Bancshares, Inc.	1,900	62,833
Monarch Financial Holdings, Inc.	7,800	97,890
National Penn Bancshares, Inc.	78,800	888,864
OFG Bancorp	30,300	323,301
Opus Bank	40,675	1,471,622
Orrstown Financial Services, Inc.	15,000	242,700
Popular, Inc. (b)	94,455	2,725,971
Preferred Bank	3,100	93,155
Republic Bancorp, Inc. Class A	6,100	156,770
S&T Bancorp, Inc.	3,300	97,647
Sandy Spring Bancorp, Inc.	24,000	671,520
Signature Bank (b)	7,600	1,112,564
Simmons First National Corp. Class A	900	42,012
Southwest Bancorp, Inc.	31,600	588,076
Stock Yards Bancorp, Inc.	3,100	117,149
Suffolk Bancorp	18,800	482,408
SVB Financial Group (b)	13,300	1,914,934
Synovus Financial Corp.	97,170	2,994,779
Talmer Bancorp, Inc.	72,500	1,214,375
TCF Financial Corp.	144,820	2,405,460
Umpqua Holdings Corp.	99,220	1,784,968
United Community Banks, Inc.	24,400	509,228
Walker & Dunlop, Inc. (b)	28,500	762,090
Washington Trust Bancorp, Inc.	6,200	244,776
West Bancorporation, Inc.	28,500	565,440
Wilshire Bancorp, Inc.	131,100	1,655,793
Wintrust Financial Corp.	23,400	1,249,092

		43,939,170

Diversified Financial — 1.8%
Higher One Holdings, Inc. (a) (b)	43,000	128,570
INTL. FCStone, Inc. (b)	37,300	1,239,852
Investment Technology Group, Inc.	68,100	1,688,880
Janus Capital Group, Inc.	67,700	1,159,024
JMP Group LLC	23,900	186,420
Nelnet, Inc. Class A	19,000	822,890
Ocwen Financial Corp. (a) (b)	12,700	129,540
Outerwall, Inc. (a)	10,500	799,155
PennyMac Financial Services, Inc. Class A (b)	6,600	119,592

	Number of Shares	Value
Piper Jaffray Cos., Inc. (b)	2,500	$109,100
Regional Management Corp. (b)	8,200	146,452
Waddell & Reed Financial, Inc. Class A	8,200	387,942

		6,917,417

Insurance — 7.3%
Ambac Financial Group, Inc. (b)	77,000	1,281,280
American Equity Investment Life Holding Co.	48,430	1,306,641
AmTrust Financial Services, Inc. (a)	20,100	1,316,751
Argo Group International Holdings Ltd.	33,681	1,876,032
Aspen Insurance Holdings Ltd.	19,900	953,210
Assured Guaranty Ltd.	19,500	467,805
CNO Financial Group, Inc.	149,020	2,734,517
Employers Holdings, Inc.	28,630	652,191
Enstar Group Ltd. (b)	1,130	175,093
Federated National Holding Co.	8,400	203,280
Fidelity & Guaranty Life	71,460	1,688,600
First American Financial Corp.	37,660	1,401,329
The Hanover Insurance Group, Inc.	22,215	1,644,576
HCI Group, Inc.	900	39,789
Maiden Holdings Ltd.	77,155	1,217,506
MBIA, Inc. (b)	18,500	111,185
Meadowbrook Insurance Group, Inc.	66,500	571,900
National Interstate Corp.	24,800	677,536
ProAssurance Corp.	43,100	1,991,651
Radian Group, Inc.	304,485	5,712,139
Safety Insurance Group, Inc.	5,100	294,321
Security National Financial Corp. Class A (a) (b)	12,000	80,760
State Auto Financial Corp. Class A	10,500	251,475
Universal Insurance Holdings, Inc.	66,000	1,597,200

		28,246,767

Real Estate — 0.9%
Forestar Real Esate Group, Inc. (b)	20,600	271,096
Hilltop Holdings Inc. (b)	134,465	3,239,262
The St. Joe Co. (b)	8,000	124,240

		3,634,598

Real Estate Investment Trusts (REITS) — 10.0%
Acadia Realty Trust	29,500	858,745
American Assets Trust, Inc.	16,900	662,649
Anworth Mortgage Asset Corp.	219,800	1,083,614
Arbor Realty Trust, Inc.	77,200	521,872
Associated Estates Realty Corp.	22,300	638,449
Catchmark Timber Trust, Inc. Class A	24,930	288,440
CBL & Associates Properties, Inc.	11,300	183,060
Cedar Realty Trust, Inc.	161,500	1,033,600
Colony Capital, Inc. Class A	101,310	2,294,671
Coresite Realty Corp.	22,000	999,680

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corporate Office Properties Trust	13,500	$317,790
DiamondRock Hospitality Co.	39,700	508,557
Douglas Emmett, Inc.	7,900	212,826
DuPont Fabros Technology, Inc.	62,500	1,840,625
EPR Properties	30,650	1,679,007
Equity Lifestyle Properties, Inc.	18,500	972,730
FelCor Lodging Trust, Inc.	237,735	2,348,822
First Potomac Realty Trust	156,525	1,612,208
Getty Realty Corp.	8,900	145,604
Hatteras Financial Corp.	9,000	146,700
Home Properties, Inc.	8,200	599,010
Kilroy Realty Corp.	11,800	792,370
LaSalle Hotel Properties	75,640	2,682,194
Lexington Realty Trust (a)	201,280	1,706,854
National Health Investors, Inc.	9,500	591,850
New Residential Investment Corp.	116,995	1,783,004
NorthStar Realty Finance Corp.	155,240	2,468,316
Piedmont Office Realty Trust, Inc. Class A	3,000	52,770
PS Business Parks, Inc.	5,500	396,825
RLJ Lodging Trust	31,600	941,048
Saul Centers, Inc.	11,800	580,442
Sovran Self Storage, Inc.	6,900	599,679
STAG Industrial, Inc.	49,705	994,100
Starwood Property Trust, Inc.	77,765	1,677,391
Starwood Waypoint Residential Trust (a)	50,972	1,211,095
Strategic Hotels & Resorts, Inc. (b)	41,900	507,828
Summit Hotel Properties, Inc.	44,800	582,848
Sun Communities, Inc.	27,195	1,681,467
Washington Real Estate Investment Trust (a)	21,700	563,115

		38,761,855

Savings & Loans — 3.1%
Charter Financial Corp.	38,300	475,303
First Defiance Financial Corp.	12,500	469,125
First Niagara Financial Group, Inc.	53,000	500,320
Flagstar Bancorp, Inc. (b)	31,800	587,664
Flushing Financial Corp.	87,430	1,836,904
Investors Bancorp, Inc.	194,331	2,390,272
Meta Financial Group, Inc.	3,300	141,636
Provident Financial Services, Inc.	102,570	1,947,804
United Financial Bancorp, Inc.	37,900	509,755
Washington Federal, Inc.	8,700	203,145
WSFS Financial Corp.	101,400	2,773,290

		11,835,218

		133,335,025

Industrial — 13.6%
Aerospace & Defense — 0.9%
Cubic Corp.	6,900	328,302
Curtiss-Wright Corp.	24,045	1,741,820
Ducommun, Inc. (b)	20,200	518,534

	Number of Shares	Value
Kaman Corp.	16,000	$671,040

		3,259,696

Building Materials — 0.8%
Comfort Systems USA, Inc.	31,200	716,040
Drew Industries, Inc.	17,100	992,142
Gibraltar Industries, Inc. (b)	34,600	704,802
Universal Forest Products, Inc.	13,200	686,796

		3,099,780

Electrical Components & Equipment — 1.5%
Advanced Energy Industries, Inc. (b)	26,400	725,736
Belden, Inc.	17,300	1,405,279
General Cable Corp.	121,240	2,392,065
Littelfuse, Inc.	13,900	1,318,971

		5,842,051

Electronics — 1.5%
Analogic Corp.	7,300	575,970
Badger Meter, Inc.	6,000	380,940
Brady Corp. Class A	13,800	341,412
Fabrinet (b)	24,800	464,504
Methode Electronics, Inc.	11,800	323,910
Multi-Fineline Electronix, Inc. (b)	14,600	319,156
Newport Corp. (b)	19,100	362,136
TTM Technologies, Inc. (b)	37,500	374,625
Woodward, Inc.	39,095	2,149,834
Zagg, Inc. (b)	57,500	455,400

		5,747,887

Engineering & Construction — 1.3%
Aegion Corp. (b)	30,900	585,246
Argan, Inc.	28,700	1,157,471
KBR, Inc.	73,180	1,425,546
McDermott International, Inc. (a) (b)	378,010	2,018,574

		5,186,837

Environmental Controls — 0.4%
MSA Safety, Inc.	15,700	761,607
US Ecology, Inc.	15,800	769,776

		1,531,383

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	15,600	504,348

Machinery – Diversified — 0.7%
Kadant, Inc.	18,100	854,320
The Manitowoc Co., Inc.	51,535	1,010,086
Nordson Corp.	11,100	864,579

		2,728,985

Manufacturing — 1.1%
Barnes Group, Inc.	38,735	1,510,278
ESCO Technologies, Inc.	22,900	856,689
Matthews International Corp. Class A	21,000	1,115,940
Myers Industries, Inc.	39,000	741,000

		4,223,907

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.6%
Circor International, Inc.	12,700	$692,531
Lawson Products, Inc. (b)	3,400	79,832
Mueller Water Products, Inc. Class A	85,825	781,007
RBC Bearings, Inc. (b)	5,100	365,976
Sun Hydraulics Corp.	12,000	457,320

		2,376,666

Miscellaneous – Manufacturing — 0.4%
Hexcel Corp.	30,890	1,536,469

Packaging & Containers — 0.3%
Berry Plastics Group, Inc. (b)	39,635	1,284,174

Transportation — 3.9%
ArcBest Corp.	24,600	782,280
Atlas Air Worldwide Holdings, Inc. (b)	33,800	1,857,648
Bristow Group, Inc.	7,800	415,740
Covenant Transportation Group, Inc. Class A (b)	29,200	731,752
GasLog Ltd.	8,400	167,580
Genesee & Wyoming, Inc. Class A (b)	21,400	1,630,252
Hub Group, Inc. Class A (b)	13,600	548,624
Kirby Corp. (b)	10,500	804,930
Landstar System, Inc.	25,700	1,718,559
PAM Transportation Services, Inc. (b)	14,600	847,530
Swift Transportation Co. (b)	43,560	987,505
Teekay Corp.	46,880	2,007,402
Teekay Tankers Ltd. Class A (a)	132,700	877,147
Universal Truckload Services, Inc.	22,100	485,316
USA Truck, Inc. (b)	19,400	411,862
UTI Worldwide, Inc. (b)	51,800	517,482
YRC Worldwide, Inc. (b)	9,400	122,012

		14,913,621

Trucking & Leasing — 0.1%
Willis Lease Finance Corp. (b)	13,800	253,506

		52,489,310

Technology — 4.8%
Computers — 0.7%
DST Systems, Inc.	4,200	529,116
NCI, Inc. Class A	17,700	182,841
Quantum Corp. (b)	534,745	898,372
Unisys Corp. (b)	56,210	1,123,638

		2,733,967

Office Equipment/Supplies — 0.2%
Arc Document Solutions, Inc. (b)	86,800	660,548

Semiconductors — 2.6%
Alpha & Omega Semiconductor Ltd. (b)	18,500	161,690
Atmel Corp.	135,630	1,336,634
Brooks Automation, Inc.	152,685	1,748,243
Cabot Microelectronics Corp. (b)	20,500	965,755

	Number of Shares	Value
Entegris, Inc. (b)	20,100	$292,857
Fairchild Semiconductor International, Inc. (b)	42,960	746,645
Intersil Corp. Class A	14,800	185,148
MKS Instruments, Inc.	26,135	991,562
Pericom Semiconductor Corp.	27,800	365,570
Rovi Corp. (b)	30,500	486,475
Sigma Designs, Inc. (b)	31,700	378,181
Teradyne, Inc.	28,900	557,481
Tessera Technologies, Inc.	19,800	752,004
Veeco Instruments, Inc. (b)	30,840	886,341

		9,854,586

Software — 1.3%
The Dun & Bradstreet Corp.	10,965	1,337,730
Leidos Holdings, Inc.	20,400	823,548
Progress Software Corp. (b)	23,650	650,375
SYNNEX Corp.	18,700	1,368,653
Verint Systems, Inc. (b)	15,285	928,487
Xactly Corp. (b)	10,500	90,195

		5,198,988

		18,448,089

Utilities — 4.8%
Electric — 2.5%
Black Hills Corp.	9,600	419,040
Cleco Corp.	10,450	562,733
El Paso Electric Co.	50,100	1,736,466
NorthWestern Corp.	17,600	858,000
Ormat Technologies, Inc. (a)	50,700	1,910,376
Portland General Electric Co.	79,155	2,624,780
TECO Energy, Inc.	83,505	1,474,698

		9,586,093

Gas — 1.8%
Atmos Energy Corp.	50,565	2,592,973
Chesapeake Utilities Corp.	11,600	624,660
ONE Gas, Inc.	13,600	578,816
PNM Resources, Inc.	32,000	787,200
Southwest Gas Corp.	41,400	2,202,894
Vectren Corp.	7,200	277,056

		7,063,599

Water — 0.5%
Aqua America, Inc.	75,750	1,855,117
SJW Corp.	7,500	230,175

		2,085,292

		18,734,984

TOTAL COMMON STOCK (Cost $330,575,179)		375,133,038

TOTAL EQUITIES (Cost $330,575,179)		375,133,038

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.6%
Diversified Financial — 6.6%
iShares Russell 2000 Value Index Fund (a)	7,000	$713,720
State Street Navigator Securities Lending Prime Portfolio (c)	24,726,422	24,726,422
T. Rowe Price Reserve Investment Fund	1,003	1,003

		25,441,145

TOTAL MUTUAL FUNDS (Cost $25,435,898)		25,441,145

TOTAL LONG-TERM INVESTMENTS (Cost $356,011,077)		400,574,183

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$11,561,474	11,561,474

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (e) 0.000% 9/10/15	230,000	229,957

TOTAL SHORT-TERM INVESTMENTS (Cost $11,791,431)		11,791,431

TOTAL INVESTMENTS — 106.5% (Cost $367,802,508) (f)		412,365,614

Other Assets/(Liabilities) — (6.5)%		(25,082,481)

NET ASSETS — 100.0%		$387,283,133

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $24,078,749 or 6.22% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $11,561,477. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates ranging from 6/25/37 – 8/15/39, and an aggregate market value, including accrued interest, of $11,799,844.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 4.9%
Chemicals — 3.1%
Albemarle Corp.	19,524	$1,079,091
Ashland, Inc.	10,812	1,317,983
Cabot Corp.	11,105	414,105
The Chemours Co. (a)	31,312	500,992
Cytec Industries, Inc.	12,428	752,267
Minerals Technologies, Inc.	6,062	413,004
NewMarket Corp.	1,844	818,533
Olin Corp.	13,338	359,459
PolyOne Corp.	15,587	610,543
RPM International, Inc.	23,246	1,138,357
Sensient Technologies Corp.	8,079	552,119
The Valspar Corp.	13,002	1,063,824

		9,020,277

Forest Products & Paper — 0.5%
Domtar Corp.	11,234	465,088
Potlatch Corp.	7,050	249,006
Rayonier, Inc.	22,192	567,005

		1,281,099

Iron & Steel — 0.9%
Carpenter Technology Corp.	8,778	339,533
Reliance Steel & Aluminum Co.	12,935	782,309
Steel Dynamics, Inc.	42,105	872,205
United States Steel Corp. (b)	25,506	525,933

		2,519,980

Mining — 0.4%
Compass Minerals International, Inc.	5,813	477,480
Royal Gold, Inc.	11,376	700,648

		1,178,128

		13,999,484

Communications — 3.0%
Internet — 0.3%
Rackspace Hosting, Inc. (a)	20,628	767,155

Media — 1.5%
AMC Networks, Inc. Class A (a)	10,315	844,283
FactSet Research Systems, Inc.	6,752	1,097,267
Graham Holdings Co. Class B	771	828,864
John Wiley & Sons, Inc. Class A	8,084	439,527
Meredith Corp.	6,362	331,778
The New York Times Co. Class A	23,058	314,742
Time, Inc.	18,969	436,477

		4,292,938

Telecommunications — 1.2%
ARRIS Group, Inc. (a)	23,082	706,309
Ciena Corp. (a)	20,599	487,784

	Number of Shares	Value
InterDigital, Inc.	6,268	$356,586
JDS Uniphase Corp. (a)	40,882	473,414
NeuStar, Inc. Class A (a) (b)	9,656	282,052
Plantronics, Inc.	6,802	383,021
Polycom, Inc. (a)	23,518	269,046
Telephone & Data Systems, Inc.	16,982	499,271

		3,457,483

		8,517,576

Consumer, Cyclical — 13.9%
Airlines — 0.8%
Alaska Air Group, Inc.	22,517	1,450,771
JetBlue Airways Corp. (a)	45,849	951,825

		2,402,596

Apparel — 0.9%
Ascena Retail Group, Inc. (a)	22,926	381,833
Carter’s, Inc.	9,184	976,259
Deckers Outdoor Corp. (a)	5,790	416,706
Skechers U.S.A., Inc. Class A (a)	7,116	781,266

		2,556,064

Auto Manufacturers — 0.2%
Oshkosh Corp.	13,655	578,699

Automotive & Parts — 0.2%
Dana Holding Corp.	28,404	584,554

Distribution & Wholesale — 1.3%
Ingram Micro, Inc. Class A (a)	27,260	682,318
LKQ Corp. (a)	52,947	1,601,382
Owens & Minor, Inc.	10,955	372,470
Tech Data Corp. (a)	6,385	367,520
Watsco, Inc.	4,793	593,086

		3,616,776

Entertainment — 0.4%
Cinemark Holdings, Inc.	18,283	734,428
DreamWorks Animation SKG, Inc. Class A (a) (b)	12,696	334,920
International Speedway Corp. Class A	4,816	176,603

		1,245,951

Home Builders — 1.0%
KB Home (b)	15,758	261,583
M.D.C. Holdings, Inc. (b)	6,726	201,578
NVR, Inc. (a)	672	900,480
Thor Industries, Inc.	7,946	447,201
Toll Brothers, Inc. (a)	27,872	1,064,432

		2,875,274

Home Furnishing — 0.3%
Tempur Sealy International, Inc. (a)	10,637	700,978

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 1.4%
Brunswick Corp.	16,163	$822,050
Jarden Corp. (a)	31,171	1,613,099
Polaris Industries, Inc.	10,643	1,576,335

		4,011,484

Office Furnishings — 0.2%
Herman Miller, Inc.	10,442	302,087
HNI Corp.	7,763	397,078

		699,165

Retail — 7.2%
Abercrombie & Fitch Co. Class A (b)	11,990	257,905
Advance Auto Parts, Inc.	12,736	2,028,718
American Eagle Outfitters, Inc. (b)	30,841	531,082
ANN, Inc. (a)	7,958	384,292
Big Lots, Inc.	9,377	421,871
Brinker International, Inc.	10,637	613,223
Buffalo Wild Wings, Inc. (a)	3,326	521,151
Cabela’s, Inc. (a) (b)	8,431	421,381
Casey’s General Stores, Inc.	6,757	646,915
The Cheesecake Factory, Inc.	7,890	430,281
Chico’s FAS, Inc.	24,850	413,256
Copart, Inc. (a)	19,828	703,497
CST Brands, Inc.	13,320	520,279
Dick’s Sporting Goods, Inc.	16,913	875,586
Domino’s Pizza, Inc.	9,592	1,087,733
Dunkin’ Brands Group, Inc. (b)	16,674	917,070
Foot Locker, Inc.	24,336	1,630,755
Guess?, Inc.	11,270	216,046
HSN, Inc.	5,651	396,644
J.C. Penney Co., Inc. (a) (b)	53,256	451,078
Kate Spade & Co. (a)	22,345	481,311
MSC Industrial Direct Co., Inc. Class A	8,751	610,557
Office Depot, Inc. (a)	85,786	742,907
Panera Bread Co. Class A (a)	4,394	767,939
Signet Jewelers Ltd.	13,945	1,788,307
Vista Outdoor, Inc. (a)	11,027	495,112
The Wendy’s Co.	47,632	537,289
Williams-Sonoma, Inc.	14,865	1,222,944
World Fuel Services Corp.	12,630	605,609

		20,720,738

		39,992,279

Consumer, Non-cyclical — 17.2%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a)	1,593	369,560

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	3,570	537,678
Charles River Laboratories International, Inc. (a)	8,288	582,978

		1,120,656

	Number of Shares	Value
Commercial Services — 5.2%
Aaron’s, Inc.	11,220	$406,276
Apollo Education Group, Inc. (a)	17,002	218,986
CEB, Inc.	5,786	503,729
Convergys Corp.	17,173	437,740
CoreLogic, Inc. (a)	15,719	623,887
Corrections Corporation of America	20,385	674,336
Deluxe Corp.	8,651	536,362
DeVry Education Group, Inc.	10,014	300,220
Donnelley (R.R.) & Sons Co.	36,476	635,777
FTI Consulting, Inc. (a)	7,327	302,165
Gartner, Inc. (a)	14,445	1,239,092
Global Payments, Inc.	11,568	1,196,710
HMS Holdings Corp. (a)	15,309	262,855
Live Nation Entertainment, Inc. (a)	25,393	698,053
Manpower, Inc.	13,615	1,216,909
Rent-A-Center, Inc.	9,179	260,225
Rollins, Inc.	16,656	475,196
SEI Investments Co.	22,603	1,108,225
Service Corp. International	35,256	1,037,584
Sotheby’s	10,842	490,492
Towers Watson & Co. Class A	12,066	1,517,903
WEX, Inc. (a)	6,755	769,867

		14,912,589

Cosmetics & Personal Care — 0.7%
Avon Products, Inc. (b)	75,205	470,783
Edgewell Personal Care Co.	10,820	1,423,371

		1,894,154

Foods — 2.5%
Dean Foods Co.	16,649	269,214
Flowers Foods, Inc.	32,174	680,480
Ingredion, Inc.	12,442	992,996
Lancaster Colony Corp.	3,406	309,435
Post Holdings, Inc. (a) (b)	9,544	514,708
SUPERVALU, Inc. (a)	35,838	289,929
The Hain Celestial Group, Inc. (a)	17,852	1,175,733
Tootsie Roll Industries, Inc. (b)	3,548	114,636
TreeHouse Foods, Inc. (a)	7,514	608,860
United Natural Foods, Inc. (a)	8,771	558,537
WhiteWave Foods Co. (a)	30,474	1,489,569

		7,004,097

Health Care – Products — 2.8%
Bio-Techne Corp.	6,489	638,972
The Cooper Cos., Inc.	8,456	1,504,914
Halyard Health, Inc. (a) (b)	8,112	328,536
Hill-Rom Holdings, Inc.	9,913	538,573
Hologic, Inc. (a)	42,537	1,618,958
IDEXX Laboratories, Inc. (a)	16,257	1,042,724
ResMed, Inc.	24,528	1,382,644
Steris Corp.	10,401	670,241
Thoratec Corp. (a)	9,388	418,423

		8,143,985

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.4%
Centene Corp. (a)	20,696	$1,663,958
Community Health Systems, Inc. (a)	20,541	1,293,467
Health Net, Inc. (a)	13,416	860,234
LifePoint Health, Inc. (a)	7,760	674,732
MEDNAX, Inc. (a)	16,267	1,205,547
Molina Healthcare, Inc. (a)	6,960	489,288
WellCare Health Plans, Inc. (a)	7,670	650,646

		6,837,872

Household Products — 1.0%
Church & Dwight Co., Inc.	22,763	1,846,762
The Scotts Miracle-Gro Co. Class A	7,838	464,088
Tupperware Brands Corp.	8,712	562,273

		2,873,123

Pharmaceuticals — 2.1%
Akorn, Inc. (a)	13,743	600,019
Align Technology, Inc. (a)	12,661	793,971
Omnicare, Inc.	16,858	1,588,866
Sirona Dental Systems, Inc. (a)	9,657	969,756
United Therapeutics Corp. (a)	8,047	1,399,776
VCA, Inc. (a)	14,305	778,264

		6,130,652

		49,286,688

Energy — 4.7%
Oil & Gas — 2.5%
Atwood Oceanics, Inc. (b)	10,572	279,524
California Resources Corp.	53,159	321,080
Denbury Resources, Inc. (b)	62,651	398,460
Gulfport Energy Corp. (a)	18,569	747,402
Murphy USA, Inc. (a)	7,372	411,505
Nabors Industries Ltd.	50,765	732,539
Patterson-UTI Energy, Inc.	25,750	484,486
QEP Resources, Inc.	28,112	520,353
Questar Corp.	30,680	641,519
Rosetta Resources, Inc. (a)	13,177	304,916
Rowan Cos. PLC Class A	21,602	456,018
SM Energy Co.	11,670	538,221
Unit Corp. (a)	8,104	219,781
Western Refining, Inc.	12,220	533,036
WPX Energy, Inc. (a)	35,359	434,209

		7,023,049

Oil & Gas Services — 1.9%
Dresser-Rand Group, Inc. (a)	13,407	1,142,008
Dril-Quip, Inc. (a)	6,723	505,906
Helix Energy Solutions Group, Inc. (a)	17,184	217,034
HollyFrontier Corp.	34,120	1,456,583
NOW, Inc. (a) (b)	18,603	370,386
Oceaneering International, Inc.	17,144	798,739
Oil States International, Inc. (a)	8,990	334,697

	Number of Shares	Value
Superior Energy Services, Inc.	26,291	$553,162
Tidewater, Inc. (b)	8,238	187,250

		5,565,765

Pipelines — 0.3%
National Fuel Gas Co.	14,706	866,036

		13,454,850

Financial — 22.3%
Banks — 5.3%
Associated Banc-Corp.	26,526	537,682
BancorpSouth, Inc.	14,905	383,953
Bank of Hawaii Corp.	7,547	503,234
Bank of the Ozarks, Inc.	12,318	563,548
Cathay General Bancorp	12,879	417,924
City National Corp.	8,420	761,084
Commerce Bancshares, Inc.	14,533	679,708
Cullen/Frost Bankers, Inc.	9,565	751,618
East West Bancorp, Inc.	25,194	1,129,195
First Horizon National Corp.	40,384	632,817
FirstMerit Corp.	28,949	603,008
Fulton Financial Corp.	30,803	402,287
Hancock Holding Co.	13,548	432,317
International Bancshares Corp.	10,093	271,199
PacWest Bancorp	17,028	796,229
Prosperity Bancshares, Inc.	10,546	608,926
Signature Bank (a)	8,847	1,295,112
SVB Financial Group (a)	8,919	1,284,158
Synovus Financial Corp.	23,143	713,267
TCF Financial Corp.	29,377	487,952
Trustmark Corp.	11,895	297,137
Umpqua Holdings Corp.	38,382	690,492
Valley National Bancorp	38,374	395,636
Webster Financial Corp.	15,832	626,156

		15,264,639

Diversified Financial — 2.3%
CBOE Holdings, Inc.	14,486	828,889
Eaton Vance Corp.	20,617	806,743
Federated Investors, Inc. Class B	16,749	560,924
Janus Capital Group, Inc.	25,716	440,258
Raymond James Financial, Inc.	22,252	1,325,774
SLM Corp. (a)	74,031	730,686
Stifel Financial Corp. (a)	11,803	681,505
Waddell & Reed Financial, Inc. Class A	14,657	693,423
WisdomTree Investments, Inc. (b)	19,554	429,504

		6,497,706

Insurance — 5.0%
Alleghany Corp. (a)	2,794	1,309,715
American Financial Group, Inc.	12,828	834,333
Arthur J. Gallagher & Co.	29,222	1,382,201
Aspen Insurance Holdings Ltd.	10,789	516,793
Brown & Brown, Inc.	20,008	657,463

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CNO Financial Group, Inc.	34,501	$633,093
Everest Re Group Ltd.	7,752	1,410,941
First American Financial Corp.	18,861	701,818
The Hanover Insurance Group, Inc.	7,650	566,329
HCC Insurance Holdings, Inc.	16,652	1,279,540
Kemper Corp.	8,501	327,714
Mercury General Corp.	6,340	352,821
Old Republic International Corp.	42,024	656,835
Primerica, Inc.	9,071	414,454
Reinsurance Group of America, Inc.	11,508	1,091,764
RenaissanceRe Holdings Ltd.	8,002	812,283
StanCorp Financial Group, Inc.	7,385	558,380
W.R. Berkley Corp.	17,332	900,051

		14,406,528

Real Estate — 0.6%
Alexander & Baldwin, Inc.	7,933	312,560
Jones Lang LaSalle, Inc.	7,806	1,334,826

		1,647,386

Real Estate Investment Trusts (REITS) — 8.3%
Alexandria Real Estate Equities, Inc.	12,546	1,097,273
American Campus Communities, Inc.	19,545	736,651
BioMed Realty Trust, Inc.	35,420	685,023
Camden Property Trust	15,119	1,123,039
Communications Sales & Leasing, Inc. (a)	20,829	514,893
Corporate Office Properties Trust	16,448	387,186
Douglas Emmett, Inc.	23,868	643,004
Duke Realty Corp.	60,062	1,115,351
Equity One, Inc.	13,991	326,550
Extra Space Storage, Inc.	19,338	1,261,224
Federal Realty Investment Trust	11,960	1,531,957
Highwoods Properties, Inc.	16,372	654,061
Home Properties, Inc.	10,081	736,417
Hospitality Properties Trust	26,104	752,317
Kilroy Realty Corp.	15,330	1,029,410
Lamar Advertising Co.Class A	14,089	809,836
LaSalle Hotel Properties	19,694	698,349
Liberty Property Trust	26,012	838,107
Mack-Cali Realty Corp.	14,517	267,548
Mid-America Apartment Communities, Inc.	13,116	954,976
National Retail Properties, Inc.	23,323	816,538
OMEGA Healthcare Investors, Inc.	27,986	960,759
Regency Centers Corp.	16,423	968,629
Senior Housing Properties Trust	40,980	719,199
Tanger Factory Outlet Centers, Inc.	16,686	528,946
Taubman Centers, Inc.	10,760	747,820
UDR, Inc.	45,089	1,444,201
Urban Edge Properties	16,079	334,283
Weingarten Realty Investors	19,843	648,668
WP GLIMCHER, Inc.	32,095	434,245

		23,766,460

	Number of Shares	Value
Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	61,245	$578,153
New York Community Bancorp, Inc. (b)	77,291	1,420,608
Washington Federal, Inc.	16,476	384,715

		2,383,476

		63,966,195

Industrial — 16.9%
Aerospace & Defense — 1.4%
BE Aerospace, Inc.	18,474	1,014,223
Esterline Technologies Corp. (a)	5,382	513,120
KLX, Inc. (a)	9,108	401,936
Orbital ATK, Inc.	10,343	758,762
Teledyne Technologies, Inc. (a)	6,156	649,520
Triumph Group, Inc.	8,575	565,864

		3,903,425

Building Materials — 1.1%
Eagle Materials, Inc.	8,773	669,643
Fortune Brands Home & Security, Inc.	27,739	1,271,001
Lennox International, Inc.	7,201	775,476
Louisiana-Pacific Corp. (a)	24,694	420,539

		3,136,659

Electrical Components & Equipment — 1.0%
Acuity Brands, Inc.	7,558	1,360,289
Belden, Inc.	7,429	603,458
Hubbell, Inc. Class B	9,287	1,005,596

		2,969,343

Electronics — 3.2%
Arrow Electronics, Inc. (a)	16,636	928,289
Avnet, Inc.	23,717	975,006
FEI Co.	7,210	597,925
Gentex Corp.	50,975	837,009
Jabil Circuit, Inc.	33,677	716,983
Keysight Technologies, Inc. (a)	29,461	918,889
Knowles Corp. (a) (b)	14,963	270,830
Mettler-Toledo International, Inc. (a)	4,878	1,665,642
National Instruments Corp.	17,732	522,385
Trimble Navigation Ltd. (a)	45,130	1,058,750
Vishay Intertechnology, Inc.	23,844	278,498
Woodward, Inc.	10,153	558,313

		9,328,519

Engineering & Construction — 0.6%
AECOM (a)	26,172	865,770
Granite Construction, Inc.	6,444	228,826
KBR, Inc.	25,048	487,935

		1,582,531

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	9,270	498,170
MSA Safety, Inc.	5,416	262,730

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	21,555	$1,015,672

		1,776,572

Hand & Machine Tools — 0.6%
Kennametal, Inc.	13,705	467,614
Lincoln Electric Holdings, Inc.	13,158	801,191
Regal Beloit Corp.	7,824	567,944

		1,836,749

Machinery – Construction & Mining — 0.2%
Terex Corp.	18,407	427,963

Machinery – Diversified — 2.3%
AGCO Corp.	14,032	796,737
Cognex Corp.	15,158	729,100
Graco, Inc.	10,169	722,304
IDEX Corp.	13,586	1,067,588
Nordson Corp.	9,867	768,540
Wabtec Corp.	16,821	1,585,211
Zebra Technologies Corp. Class A (a)	9,002	999,672

		6,669,152

Manufacturing — 2.3%
AptarGroup, Inc.	10,901	695,157
Carlisle Cos., Inc.	11,369	1,138,264
CLARCOR, Inc.	8,665	539,310
Crane Co.	8,448	496,151
Donaldson Co., Inc.	22,119	791,860
ITT Corp.	15,467	647,139
SPX Corp.	7,086	512,956
Teleflex, Inc.	7,220	977,949
Trinity Industries, Inc.	26,846	709,540

		6,508,326

Metal Fabricate & Hardware — 0.6%
Commercial Metals Co.	19,987	321,391
The Timken Co.	12,633	461,989
TimkenSteel Corp.	6,464	174,463
Valmont Industries, Inc. (b)	4,079	484,871
Worthington Industries, Inc.	8,424	253,225

		1,695,939

Miscellaneous – Manufacturing — 0.3%
A.O. Smith Corp.	13,060	940,059

Packaging & Containers — 1.1%
Bemis Co., Inc.	16,997	765,035
Greif, Inc. Class A	5,982	214,455
Packaging Corporation of America	17,237	1,077,140
Silgan Holdings, Inc.	7,243	382,140
Sonoco Products Co.	17,566	752,879

		3,191,649

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	8,465	953,074

	Number of Shares	Value
Transportation — 1.2%
Con-way, Inc.	10,068	$386,309
Genesee & Wyoming, Inc. Class A (a)	8,947	681,583
Kirby Corp. (a)	9,717	744,905
Landstar System, Inc.	7,741	517,641
Old Dominion Freight Line, Inc. (a)	11,817	810,705
Werner Enterprises, Inc.	7,829	205,511

		3,346,654

Trucking & Leasing — 0.1%
GATX Corp.	7,678	408,086

		48,674,700

Technology — 10.1%
Computers — 3.3%
3D Systems Corp. (a) (b)	18,321	357,626
Cadence Design Systems, Inc. (a)	50,899	1,000,674
Diebold, Inc.	11,368	397,880
DST Systems, Inc.	4,937	621,963
Fortinet, Inc. (a)	24,788	1,024,488
Jack Henry & Associates, Inc.	14,213	919,581
Lexmark International, Inc. Class A	10,699	472,896
Manhattan Associates, Inc. (a)	12,797	763,341
MAXIMUS, Inc.	11,477	754,383
Mentor Graphics Corp.	17,271	456,473
NCR Corp. (a)	29,485	887,499
Science Applications International Corp.	6,945	367,043
Synopsys, Inc. (a)	26,948	1,364,916

		9,388,763

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a) (b)	108,284	259,882
Atmel Corp.	72,635	715,818
Cree, Inc. (a) (b)	18,988	494,258
Cypress Semiconductor Corp.	57,758	679,234
Fairchild Semiconductor International, Inc. (a)	20,325	353,248
Integrated Device Technology, Inc. (a)	25,934	562,768
Intersil Corp. Class A	22,908	286,579
IPG Photonics Corp. (a)	6,239	531,407
Rovi Corp. (a)	15,363	245,040
Silicon Laboratories, Inc. (a)	6,941	374,883
SunEdison, Inc. (a) (b)	50,742	1,517,693
Teradyne, Inc.	37,173	717,067

		6,737,877

Software — 4.5%
ACI Worldwide, Inc. (a)	20,384	500,835
Acxiom Corp. (a)	13,810	242,780
Advent Software, Inc.	7,849	347,004
Allscripts Healthcare Solutions, Inc. (a)	29,482	403,314

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (a)	15,610	$1,424,256
Broadridge Financial Solutions, Inc.	20,841	1,042,259
CDK Global, Inc.	27,910	1,506,582
CommVault Systems, Inc. (a)	7,481	317,269
Fair Isaac Corp.	5,441	493,934
Informatica Corp. (a)	18,217	882,978
Leidos Holdings, Inc.	10,781	435,229
MSCI, Inc.	19,562	1,204,041
PTC, Inc. (a)	20,011	820,851
SolarWinds, Inc. (a)	11,640	536,953
Solera Holdings, Inc.	11,603	517,030
Tyler Technologies, Inc. (a)	5,855	757,520
The Ultimate Software Group, Inc. (a)	4,982	818,742
VeriFone Systems, Inc. (a)	19,879	675,091

		12,926,668

		29,053,308

Utilities — 4.1%
Electric — 2.2%
Alliant Energy Corp.	19,752	1,140,085
Black Hills Corp.	7,713	336,673
Cleco Corp.	10,604	571,025
Great Plains Energy, Inc.	26,921	650,411
Hawaiian Electric Industries, Inc.	18,722	556,605
IDACORP, Inc.	8,705	488,699
MDU Resources Group, Inc.	33,920	662,458
OGE Energy Corp.	34,748	992,750
Talen Energy Corp. (a)	14,685	251,995
Westar Energy, Inc.	23,035	788,258

		6,438,959

Gas — 1.6%
Atmos Energy Corp.	17,629	904,015
Energen Corp.	13,714	936,666
ONE Gas, Inc.	9,068	385,934
PNM Resources, Inc.	13,735	337,881
UGI Corp.	30,059	1,035,533
Vectren Corp.	14,279	549,456
WGL Holdings, Inc.	8,625	468,251

		4,617,736

Water — 0.3%
Aqua America, Inc.	30,845	755,418

		11,812,113

TOTAL COMMON STOCK (Cost $248,803,637)		278,757,193

TOTAL EQUITIES (Cost $248,803,637)		278,757,193

	Number of Shares	Value
MUTUAL FUNDS — 4.1%
Diversified Financial — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)	11,816,714	$11,816,714

TOTAL MUTUAL FUNDS (Cost $11,816,714)		11,816,714

TOTAL LONG-TERM INVESTMENTS (Cost $260,620,351)		290,573,907

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$6,301,052	6,301,052

Time Deposits — 0.4%
Euro Time Deposit 0.010% 7/01/15	1,190,710	1,190,710

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 10/08/15	555,000	554,931

TOTAL SHORT-TERM INVESTMENTS (Cost $8,046,693)		8,046,693

TOTAL INVESTMENTS — 104.0% (Cost $268,667,044) (f)		298,620,600

Other Assets/(Liabilities) — (4.0)%		(11,466,732)

NET ASSETS — 100.0%		$287,153,868

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $11,520,732 or 4.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,301,054. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $6,429,600.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Basic Materials — 3.0%
Chemicals — 1.7%
A. Schulman, Inc.	2,823	$123,422
Aceto Corp.	2,810	69,210
American Vanguard Corp.	2,758	38,060
Axiall Corp.	6,768	243,986
Balchem Corp.	2,982	166,157
Chemtura Corp. (a)	6,474	183,279
Ferro Corp. (a)	6,981	117,141
H.B. Fuller Co.	4,861	197,454
Hawkins, Inc.	1,011	40,834
Innophos Holdings, Inc.	2,015	106,070
Innospec, Inc.	2,337	105,259
Intrepid Potash, Inc. (a) (b)	5,420	64,715
KMG Chemicals, Inc.	965	24,550
Kraton Performance Polymers, Inc. (a)	3,021	72,141
Kronos Worldwide, Inc.	2,047	22,435
Landec Corp. (a)	2,605	37,590
Minerals Technologies, Inc.	3,348	228,099
Oil-Dri Corp. of America	487	14,795
Olin Corp.	7,469	201,290
OM Group, Inc.	2,926	98,314
OMNOVA Solutions, Inc. (a)	4,580	34,304
PolyOne Corp.	8,597	336,745
Quaker Chemical Corp.	1,285	114,159
Rayonier Advanced Materials, Inc.	3,920	63,739
Sensient Technologies Corp.	4,504	307,803
Stepan Co.	1,859	100,591
Tronox Ltd. Class A	6,092	89,126
Valhi, Inc.	1,840	10,414

		3,211,682

Forest Products & Paper — 0.5%
Clearwater Paper Corp. (a)	1,836	105,203
Deltic Timber Corp.	1,057	71,496
KapStone Paper and Packaging Corp.	8,207	189,746
Neenah Paper, Inc.	1,604	94,572
Orchids Paper Products Co.	920	22,144
P.H. Glatfelter Co.	4,169	91,676
Potlatch Corp.	3,917	138,348
Schweitzer-Mauduit International, Inc.	2,937	117,128
Veritiv Corp. (a)	785	28,621
Wausau Paper Corp.	3,955	36,307
Xerium Technologies, Inc. (a)	1,102	20,056

		915,297

Iron & Steel — 0.2%
AK Steel Holding Corp. (a) (b)	17,129	66,289
Carpenter Technology Corp.	4,858	187,908
Cliffs Natural Resources, Inc.	14,773	63,967

	Number of Shares	Value
Olympic Steel, Inc.	885	$15,434
Ryerson Holding Corp. (a) (b)	959	8,727
Schnitzer Steel Industries, Inc. Class A	2,516	43,955

		386,280

Mining — 0.6%
Century Aluminum Co. (a)	4,752	49,563
Coeur d’Alene Mines Corp. (a) (b)	13,105	74,830
Energy Fuels, Inc. (a)	4,216	18,761
Globe Specialty Metals, Inc.	6,217	110,041
Hecla Mining Co.	35,688	93,860
Horsehead Holding Corp. (a) (b)	5,425	63,581
Kaiser Aluminum Corp.	1,655	137,497
Materion Corp.	1,945	68,561
Ring Energy, Inc. (a)	2,036	22,783
RTI International Metals, Inc. (a)	2,968	93,551
Stillwater Mining Co. (a)	11,636	134,861
United States Lime & Minerals, Inc.	201	11,682
Uranium Energy Corp. (a)	8,872	14,107
US Silica Holdings, Inc. (b)	5,144	151,028

		1,044,706

		5,557,965

Communications — 6.3%
Advertising — 0.1%
EVINE Live, Inc. (a)	5,064	13,622
Harte-Hanks, Inc.	4,800	28,608
Journal Media Group, Inc.	2,348	19,465
Marchex, Inc. Class B	3,090	15,295
Marin Software, Inc. (a) (b)	2,744	18,494
MDC Partners, Inc. Class A	4,221	83,154
Millennial Media, Inc. (a) (b)	11,501	18,632
Sizmek, Inc. (a)	1,968	13,973

		211,243

Internet — 2.5%
1-800-Flowers.com, Inc. Class A (a)	2,462	25,752
Angie’s List, Inc. (a)	4,302	26,500
Bankrate, Inc. (a)	6,424	67,388
Barracuda Networks, Inc. (a)	780	30,904
Bazaarvoice, Inc. (a) (b)	5,871	34,580
Blucora, Inc. (a)	3,938	63,599
Blue Nile, Inc. (a)	1,144	34,766
Boingo Wireless, Inc. (a)	3,530	29,158
Box, Inc. (a) (b)	1,276	23,785
Brightcove, Inc. (a)	3,158	21,664
ChannelAdvisor Corp. (a) (b)	2,093	25,011
Chegg, Inc. (a) (b)	7,270	56,997
Cogent Communications Group, Inc.	4,438	150,182
Comscore, Inc. (a)	3,314	176,504
Connecture, Inc. (a) (b)	617	6,516
Constant Contact, Inc. (a)	3,114	89,559
Corindus Vascular Robotics, Inc. (a)	2,163	7,592

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coupons.com, Inc. (a) (b)	5,881	$63,456
CyrusOne, Inc.	5,136	151,255
Dealertrack Technologies, Inc. (a)	5,276	331,280
DHI Group, Inc. (a)	4,275	38,005
Endurance International Group Holdings, Inc. (a) (b)	5,645	116,626
ePlus, Inc. (a)	541	41,468
Etsy, Inc. (a)	1,927	27,074
FTD Cos., Inc. (a)	1,759	49,586
Global Eagle Entertainment, Inc. (a)	4,464	58,121
GrubHub, Inc. (a)	7,242	246,735
HealthStream, Inc. (a)	2,432	73,981
Internap Corp. (a)	5,275	48,794
IntraLinks Holdings, Inc. (a)	3,928	46,782
Limelight Networks, Inc. (a)	5,825	22,950
Lionbridge Technologies, Inc. (a)	6,183	38,149
Liquidity Services, Inc. (a) (b)	2,389	23,006
Marketo, Inc. (a) (b)	3,350	94,001
MaxPoint Interactive, Inc. (a)	658	5,317
ModusLink Global Solutions, Inc. (a) (b)	3,937	13,386
New Media Investment Group, Inc.	4,304	77,171
NIC, Inc.	6,307	115,292
Nutrisystem, Inc.	2,750	68,420
OPOWER, Inc. (a) (b)	2,516	28,959
Orbitz Worldwide, Inc. (a) (b)	10,762	122,902
Overstock.com, Inc. (a)	1,142	25,741
Perficient, Inc. (a)	3,454	66,455
Q2 Holdings, Inc. (a)	1,875	52,969
QuinStreet, Inc. (a)	3,428	22,111
RealNetworks, Inc. (a)	2,380	12,876
Reis, Inc.	860	19,075
RetailMeNot, Inc. (a)	3,700	65,971
RingCentral, Inc. Class A (a)	5,163	95,464
The Rubicon Project, Inc. (a)	2,472	36,981
Safeguard Scientifics, Inc. (a)	1,988	38,686
Shutterfly, Inc. (a)	3,621	173,120
Shutterstock, Inc. (a) (b)	1,891	110,888
SPS Commerce, Inc. (a)	1,605	105,609
Stamps.com, Inc. (a)	1,373	101,012
TechTarget, Inc. (a)	1,879	16,779
TeleCommunication Systems, Inc. Class A (a)	4,899	16,216
Textura Corp. (a) (b)	1,904	52,988
Travelzoo, Inc. (a)	644	7,264
TrueCar, Inc. (a) (b)	4,714	56,521
TubeMogul, Inc. (a) (b)	1,346	19,234
United Online, Inc. (a)	1,412	22,126
VASCO Data Security International, Inc. (a) (b)	2,827	85,347
VirnetX Holding Corp. (a) (b)	4,181	17,560
Wayfair, Inc. Class A (a) (b)	1,933	72,758
Web.com Group, Inc. (a)	4,220	102,208
WebMD Health Corp. (a)	3,638	161,091

	Number of Shares	Value
Wix.com Ltd. (a)	1,802	$42,563
XO Group, Inc. (a)	2,520	41,202
Yodlee, Inc. (a)	1,751	25,284
Zendesk, Inc. (a)	5,174	114,915
Zix Corp. (a)	5,534	28,611
zulily, Inc. Class A (a)	6,323	82,452

		4,665,250

Media — 1.1%
Acacia Research (b)	4,923	43,175
Central European Media Enterprises Ltd. Class A (a) (b)	6,675	14,552
Crown Media Holdings, Inc. Class A (a)	3,496	15,802
Cumulus Media, Inc. Class A (a)	13,747	27,906
Daily Journal Corp. (a) (b)	109	21,420
The E.W. Scripps Co. Class A	5,696	130,154
Entercom Communications Corp. Class A (a)	2,362	26,974
Entravision Communications Corp. Class A	6,139	50,524
Gray Television, Inc. (a)	6,072	95,209
Hemisphere Media Group, Inc. (a)	970	11,543
Houghton Mifflin Harcourt Co. (a)	13,188	332,338
Martha Stewart Living Omnimedia, Inc. (a)	2,933	18,302
Media General, Inc. (a)	9,231	152,496
Meredith Corp.	3,557	185,498
The New York Times Co. Class A	13,244	180,781
Nexstar Broadcasting Group, Inc. Class A	3,033	169,848
Saga Communications, Inc. Class A	324	12,263
Scholastic Corp.	2,568	113,326
Sinclair Broadcast Group, Inc. Class A (b)	6,385	178,205
Time, Inc.	10,549	242,732
Townsquare Media, Inc. (a)	661	8,976
Tribune Publishing Co.	2,536	39,409
World Wrestling Entertainment, Inc. Class A (b)	2,957	48,790

		2,120,223

Telecommunications — 2.6%
8x8, Inc. (a)	8,497	76,133
ADTRAN, Inc.	5,136	83,460
Aerohive Networks, Inc. (a) (b)	2,249	15,698
Alliance Fiber Optic Products, Inc.	1,400	25,970
Anixter International, Inc. (a)	2,748	179,032
Atlantic Tele-Network, Inc.	989	68,320
Black Box Corp.	1,510	30,200
CalAmp Corp. (a) (b)	3,487	63,673
Calix, Inc. (a)	4,280	32,571
Ciena Corp. (a)	11,339	268,507
Cincinnati Bell, Inc. (a)	20,233	77,290

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Clearfield, Inc. (a) (b)	1,105	$17,580
Comtech Telecommunications Corp.	1,534	44,563
Comverse, Inc. (a)	2,146	43,092
Consolidated Communications Holdings, Inc.	4,869	102,298
Contra Leap Wireless (c)	3,887	—
Cyan, Inc. (a)	2,627	13,765
DigitalGlobe, Inc. (a)	6,987	194,169
EarthLink Holdings Corp.	9,930	74,376
Extreme Networks, Inc. (a)	9,327	25,090
Fairpoint Communications, Inc. (a)	2,020	36,804
Finisar Corp. (a)	10,011	178,896
General Communication, Inc. Class A (a)	3,372	57,358
Gigamon, Inc. (a)	2,634	86,896
Globalstar, Inc. (a) (b)	45,868	96,781
Gogo, Inc. (a) (b)	5,411	115,958
GTT Communications, Inc. (a)	2,353	56,166
Harmonic, Inc. (a)	8,526	58,232
Hawaiian Telcom Holdco, Inc. (a)	1,032	26,935
HC2 Holdings, Inc. (a)	1,897	16,978
IDT Corp. Class B	1,625	29,380
Infinera Corp. (a)	12,487	261,977
Inteliquent, Inc.	3,209	59,046
Intelsat SA (a) (b)	2,680	26,586
InterDigital, Inc.	3,475	197,693
Iridium Communications, Inc. (a) (b)	7,825	71,129
Ixia (a)	5,891	73,284
KVH Industries, Inc. (a)	1,501	20,188
Loral Space & Communications, Inc. (a)	1,260	79,531
Lumos Networks Corp.	2,197	32,494
Mastec, Inc. (a)	6,387	126,910
NeoPhotonics Corp. (a)	2,690	24,560
NETGEAR, Inc. (a)	3,339	100,237
NeuStar, Inc. Class A (a) (b)	5,334	155,806
Novatel Wireless, Inc. (a)	3,632	11,804
NTELOS Holdings Corp.	1,650	7,623
Oclaro, Inc. (a) (b)	9,133	20,640
ORBCOMM, Inc. (a)	5,762	38,893
Pacific DataVision, Inc. (a)	1,251	52,705
Plantronics, Inc.	3,772	212,401
Polycom, Inc. (a)	13,013	148,869
Preformed Line Products Co.	280	10,562
Premiere Global Services, Inc. (a)	4,478	46,079
RigNet, Inc. (a)	1,174	35,889
Ruckus Wireless, Inc. (a)	7,261	75,079
Shenandoah Telecom Co.	2,330	79,756
ShoreTel, Inc. (a)	6,210	42,104
Sonus Networks, Inc. (a)	4,733	32,752
Spok Holdings, Inc.	2,091	35,212
Straight Path Communications, Inc. Class B (a)	901	29,544
TeleNav, Inc. (a)	2,672	21,510

	Number of Shares	Value
Ubiquiti Networks, Inc. (b)	2,946	$94,022
ViaSat, Inc. (a)	4,124	248,512
Vonage Holdings Corp. (a)	17,896	87,869
West Corp.	5,029	151,373
Windstream Holdings, Inc.	9,723	62,033

		4,970,843

		11,967,559

Consumer, Cyclical — 13.0%
Airlines — 0.3%
Allegiant Travel Co.	1,293	229,999
Hawaiian Holdings, Inc. (a)	4,599	109,226
Republic Airways Holdings, Inc. (a)	4,846	44,486
SkyWest, Inc.	4,971	74,764
Virgin America, Inc. (a) (b)	2,431	66,804

		525,279

Apparel — 1.0%
Ascena Retail Group, Inc. (a)	13,519	225,159
Cherokee, Inc.	824	23,220
Crocs, Inc. (a)	7,417	109,104
Deckers Outdoor Corp. (a)	3,330	239,660
G-III Apparel Group Ltd. (a)	3,841	270,214
Iconix Brand Group, Inc. (a)	4,599	114,837
Oxford Industries, Inc.	1,411	123,392
Perry Ellis International, Inc. (a)	1,172	27,859
Quiksilver, Inc. (a) (b)	12,874	8,533
Sequential Brands Group, Inc. (a) (b)	2,427	37,109
Steven Madden Ltd. (a)	5,420	231,868
Superior Uniform Group, Inc.	715	11,826
Unifi, Inc. (a)	1,428	47,838
Vince Holding Corp. (a)	1,484	17,778
Weyco Group, Inc.	661	19,711
Wolverine World Wide, Inc.	9,941	283,120

		1,791,228

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	491	6,378
Navistar International Corp. (a)	4,917	111,271
Wabash National Corp. (a)	6,544	82,062

		199,711

Automotive & Parts — 1.1%
Accuride Corp. (a)	3,785	14,572
American Axle & Manufacturing Holdings, Inc. (a)	7,307	152,789
Commercial Vehicle Group, Inc. (a)	2,953	21,291
Cooper Tire & Rubber Co.	5,546	187,621
Cooper-Standard Holding, Inc. (a)	1,308	80,403
Dana Holding Corp.	15,722	323,559
Dorman Products, Inc. (a) (b)	2,576	122,772
Douglas Dynamics, Inc.	2,177	46,762
Federal-Mogul Corp. (a)	2,925	33,199
Gentherm, Inc. (a)	3,459	189,934
Meritor, Inc. (a)	9,409	123,446

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metaldyne Performance Group, Inc.	1,064	$19,312
Miller Industries, Inc.	1,139	22,723
Modine Manufacturing Co. (a)	4,669	50,098
Motorcar Parts of America, Inc. (a)	1,736	52,236
Remy International, Inc.	2,756	60,935
Standard Motor Products, Inc.	1,921	67,465
Strattec Security Corp.	331	22,740
Superior Industries International, Inc.	2,289	41,912
Tenneco, Inc. (a)	5,912	339,585
Titan International, Inc. (b)	4,163	44,711
Tower International, Inc. (a)	2,023	52,699

		2,070,764

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc. (a)	4,778	158,725
Castle Brands, Inc. (a)	6,411	8,911
Core-Mark Holding Co., Inc.	2,224	131,772
Essendant, Inc.	3,691	144,872
MRC Global, Inc. (a)	9,923	153,211
Owens & Minor, Inc.	6,083	206,822
Pool Corp.	4,190	294,054
Rentrak Corp. (a) (b)	1,222	85,296
ScanSource, Inc. (a)	2,756	104,893
Tech Data Corp. (a)	3,531	203,245

		1,491,801

Entertainment — 1.1%
AMC Entertainment Holdings, Inc. Class A	2,045	62,741
Ascent Media Corp. Series A (a)	1,285	54,921
Carmike Cinemas, Inc. (a)	2,348	62,316
Churchill Downs, Inc.	1,295	161,940
DreamWorks Animation SKG, Inc. Class A (a)	7,316	192,996
Eldorado Resorts, Inc. (a)	2,718	21,255
Empire Resorts, Inc. (a) (b)	1,472	7,492
Eros International PLC (a)	2,725	68,452
International Speedway Corp. Class A	2,688	98,569
Isle of Capri Casinos, Inc. (a)	2,177	39,513
Marriott Vacations Worldwide Corp.	2,490	228,457
National CineMedia, Inc.	5,904	94,228
Penn National Gaming, Inc. (a)	7,672	140,781
Pinnacle Entertainment, Inc. (a)	5,830	217,342
Reading International, Inc. Series A (a)	1,584	21,938
Scientific Games Corp. Class A (a) (b)	4,840	75,214
SeaWorld Entertainment, Inc.	6,591	121,538
Speedway Motorsports, Inc.	1,140	25,821
Vail Resorts, Inc.	3,501	382,309

		2,077,823

Home Builders — 0.8%
Beazer Homes USA, Inc. (a) (b)	2,697	53,805
Cavco Industries, Inc. (a)	854	64,426
Century Communities, Inc. (a)	1,466	29,511

	Number of Shares	Value
Green Brick Partners, Inc. (a)	1,383	$15,144
Hovnanian Enterprises, Inc. Class A (a) (b)	11,320	30,111
Installed Building Products, Inc. (a)	1,916	46,904
KB Home (b)	7,865	130,559
LGI Homes, Inc. (a) (b)	1,309	25,892
M.D.C. Holdings, Inc. (b)	3,766	112,867
M/I Homes, Inc. (a)	2,325	57,358
Meritage Home Corp. (a)	3,821	179,931
The New Home Co., Inc. (a)	871	15,007
The Ryland Group, Inc.	4,508	209,036
Standard Pacific Corp. (a)	14,096	125,595
Taylor Morrison Home Corp. Class A (a)	3,136	63,849
TRI Pointe Homes, Inc. (a)	15,571	238,236
WCI Communities, Inc. (a)	1,486	36,243
William Lyon Homes Class A (a)	1,881	48,285
Winnebago Industries, Inc. (b)	2,566	60,532

		1,543,291

Home Furnishing — 0.3%
American Woodmark Corp. (a)	1,240	68,014
Bassett Furniture Industries, Inc.	1,036	29,433
DTS, Inc. (a)	1,720	52,443
Ethan Allen Interiors, Inc.	2,450	64,533
Flexsteel Industries, Inc.	565	24,346
Hooker Furniture Corp.	1,042	26,165
Kimball International, Inc. Class B	3,288	39,982
La-Z-Boy, Inc.	4,929	129,830
Universal Electronics, Inc. (a)	1,528	76,155
VOXX International Corp. (a)	1,947	16,121

		527,022

Housewares — 0.1%
Libbey, Inc.	2,129	87,992
Lifetime Brands, Inc.	1,027	15,169
National Presto Industries, Inc. (b)	476	38,232

		141,393

Leisure Time — 0.4%
Arctic Cat, Inc.	1,230	40,848
Black Diamond, Inc. (a)	2,207	20,393
Callaway Golf Co.	7,516	67,193
ClubCorp Holdings, Inc.	4,232	101,060
Diamond Resorts International, Inc. (a)	4,012	126,579
Escalade, Inc.	975	17,930
Fox Factory Holding Corp. (a)	1,631	26,226
Interval Leisure Group, Inc.	3,770	86,145
Johnson Outdoors, Inc.	516	12,152
Malibu Boats, Inc. (a)	1,717	34,495
Marine Products Corp.	1,060	6,614
Nautilus, Inc. (a)	3,022	65,003
Performance Sports Group Ltd. (a)	4,365	78,570
Travelport Worldwide Ltd. (b)	10,173	140,184

		823,392

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.3%
Belmond Ltd. (a)	9,337	$116,619
Boyd Gaming Corp. (a)	7,678	114,786
Caesars Entertainment Corp. (a) (b)	5,224	31,971
Intrawest Resorts Holdings, Inc. (a)	1,740	20,219
La Quinta Holdings, Inc. (a)	9,025	206,221
Marcus Corp.	1,748	33,527
Monarch Casino & Resort, Inc. (a)	940	19,326
Morgans Hotel Group Co. (a)	2,624	17,686

		560,355

Office Furnishings — 0.4%
Herman Miller, Inc.	5,745	166,203
HNI Corp.	4,285	219,178
Interface, Inc.	6,365	159,443
Knoll, Inc.	4,702	117,691
Steelcase, Inc. Class A	8,024	151,734

		814,249

Retail — 5.9%
Abercrombie & Fitch Co. Class A	6,701	144,139
America’s Car-Mart, Inc. (a)	819	40,393
American Eagle Outfitters, Inc. (b)	18,823	324,132
ANN, Inc. (a)	4,430	213,925
Asbury Automotive Group, Inc. (a)	2,624	237,787
Barnes & Noble, Inc. (a)	4,887	126,867
bebe stores, Inc.	2,921	5,842
Big 5 Sporting Goods Corp.	1,794	25,493
Big Lots, Inc.	5,196	233,768
Biglari Holdings, Inc. (a)	160	66,200
BJ’s Restaurants, Inc. (a)	2,070	100,292
Bloomin’ Brands, Inc.	11,945	255,026
Bob Evans Farms, Inc.	2,278	116,292
Bojangles’, Inc. (a)	801	19,112
Boot Barn Holdings, Inc. (a)	1,151	36,832
Bravo Brio Restaurant Group, Inc. (a)	1,417	19,200
The Buckle, Inc. (b)	2,726	124,769
Buffalo Wild Wings, Inc. (a)	1,830	286,743
Build-A-Bear Workshop, Inc. (a)	1,369	21,890
Burlington Stores, Inc. (a)	7,265	371,968
Caleres, Inc.	4,218	134,048
Carrols Restaurant Group, Inc. (a)	3,451	35,890
Casey’s General Stores, Inc.	3,742	358,259
Cash America International, Inc. (b)	2,648	69,351
The Cato Corp. Class A	2,532	98,140
The Cheesecake Factory, Inc.	4,698	256,205
Chico’s FAS, Inc.	13,802	229,527
The Children’s Place Retail Store, Inc.	1,985	129,839
Christopher & Banks Corp. (a)	3,587	14,384
Chuy’s Holdings, Inc. (a) (b)	1,593	42,676
Citi Trends, Inc. (a)	1,498	36,252
Columbia Sportswear Co.	2,763	167,051
Conn’s, Inc. (a) (b)	2,635	104,610
The Container Store Group, Inc. (a) (b)	1,518	25,609

	Number of Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	1,848	$275,648
Dave & Buster’s Entertainment, Inc. (a)	2,196	79,254
Del Frisco’s Restaurant Group, Inc. (a)	2,298	42,812
Denny’s Corp. (a)	8,127	94,354
Destination XL Group, Inc. (a)	3,562	17,846
DineEquity, Inc.	1,628	161,319
El Pollo Loco Holdings, Inc. (a) (b)	1,297	26,861
Express, Inc. (a)	8,139	147,397
EZCORP, Inc. (a)	4,916	36,526
Fiesta Restaurant Group, Inc. (a)	2,585	129,250
The Finish Line, Inc. Class A	4,434	123,354
First Cash Financial Services, Inc. (a)	2,717	123,868
Five Below, Inc. (a)	5,247	207,414
Flex Pharma, Inc. (a)	502	8,634
Francesca’s Holdings Corp. (a)	4,076	54,904
Fred’s, Inc. Class A	3,579	69,039
Freshpet, Inc. (a) (b)	2,002	37,237
Genesco, Inc. (a)	2,315	152,859
Group 1 Automotive, Inc.	2,248	204,186
Guess?, Inc.	5,965	114,349
The Habit Restaurants, Inc. Class A (a)	1,108	34,669
Haverty Furniture Cos., Inc.	1,933	41,791
Hibbett Sports, Inc. (a) (b)	2,397	111,652
HSN, Inc.	3,131	219,765
Insight Enterprises, Inc. (a)	3,734	111,684
Jack in the Box, Inc.	3,601	317,464
Jamba, Inc. (a) (b)	1,338	20,726
Kirkland’s, Inc.	1,667	46,459
Kona Grill, Inc. (a)	815	15,819
Krispy Kreme Doughnuts, Inc. (a)	6,249	120,356
Lands’ End, Inc. (a) (b)	1,550	38,487
Lithia Motors, Inc. Class A	2,193	248,160
Lumber Liquidators Holdings, Inc. (a) (b)	2,609	54,032
MarineMax, Inc. (a)	2,422	56,941
Mattress Firm Holding Corp. (a) (b)	1,974	120,315
The Men’s Wearhouse, Inc.	4,655	298,246
Movado Group, Inc.	1,546	41,989
Noodles & Co. (a)	1,182	17,257
Papa John’s International, Inc.	2,789	210,876
Papa Murphy’s Holdings, Inc. (a) (b)	878	18,192
Party City Holdco, Inc. (a)	2,422	49,094
PC Connection, Inc.	1,043	25,804
The PEP Boys-Manny, Moe & Jack (a)	5,240	64,295
Pier 1 Imports, Inc. (b)	8,685	109,692
Popeyes Louisiana Kitchen, Inc. (a)	2,231	133,838
Potbelly Corp. (a) (b)	2,103	25,762
PriceSmart, Inc.	1,877	171,257
Red Robin Gourmet Burgers, Inc. (a)	1,361	116,801
Regis Corp. (a)	3,942	62,126
Restoration Hardware Holdings, Inc. (a)	3,216	313,978
Ruby Tuesday, Inc. (a)	5,959	37,363

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rush Enterprises, Inc. Class A (a)	3,407	$89,297
Ruth’s Hospitality Group, Inc.	3,361	54,179
Select Comfort Corp. (a)	5,037	151,463
Shake Shack, Inc. (a) (b)	561	33,811
Shoe Carnival, Inc.	1,431	41,299
Sonic Automotive, Inc. Class A	3,172	75,589
Sonic Corp.	5,011	144,317
Sportsman’s Warehouse Holdings, Inc. (a) (b)	1,731	19,681
Stage Stores, Inc.	3,095	54,255
Stein Mart, Inc.	2,865	29,997
Systemax, Inc. (a)	974	8,415
Texas Roadhouse, Inc.	6,743	252,390
Tile Shop Holdings, Inc. (a) (b)	2,602	36,922
Tilly’s, Inc. (a)	1,173	11,343
Titan Machinery, Inc. (a)	1,713	25,232
Tuesday Morning Corp. (a)	4,224	47,583
Vera Bradley, Inc. (a)	2,096	23,622
Vitamin Shoppe, Inc. (a)	2,865	106,779
West Marine, Inc. (a)	1,813	17,477
Winmark Corp.	213	20,981
Zoe’s Kitchen, Inc. (a) (b)	1,861	76,189
Zumiez, Inc. (a)	2,119	56,429

		11,211,762

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	4,416	185,649
Wesco Aircraft Holdings, Inc. (a)	5,955	90,218

		275,867

Textiles — 0.2%
Culp, Inc.	994	30,814
G&K Services, Inc. Class A	1,925	133,095
Tumi Holdings, Inc. (a)	5,402	110,849
UniFirst Corp.	1,430	159,945

		434,703

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	1,902	18,811

		24,507,451

Consumer, Non-cyclical — 21.5%
Agriculture — 0.3%
Alico, Inc.	371	16,829
Alliance One International, Inc. (a)	886	21,175
Limoneira Co. (b)	1,089	24,208
MGP Ingredients, Inc.	1,031	17,341
Tejon Ranch Co. (a)	1,319	33,912
The Andersons, Inc.	2,736	106,704
Universal Corp. (b)	2,177	124,786
Vector Group Ltd. (b)	7,864	184,489

		529,444

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	876	203,223

	Number of Shares	Value
Coca-Cola Bottling Co. Consolidated	447	$67,528
Craft Brew Alliance, Inc. (a)	966	10,684
Farmer Bros Co. (a)	780	18,330
National Beverage Corp. (a)	1,100	24,739

		324,504

Biotechnology — 3.8%
Abeona Therapeutics, Inc. (a)	999	5,055
Acceleron Pharma, Inc. (a)	2,094	66,254
Acorda Therapeutics, Inc. (a)	4,114	137,120
Aduro Biotech, Inc. (a)	805	24,416
Advaxis, Inc. (a)	2,920	59,364
Aegerion Pharmaceuticals, Inc. (a) (b)	2,421	45,926
Affimed NV (a)	1,475	19,868
Affymetrix, Inc. (a) (b)	7,444	81,288
Agenus, Inc. (a) (b)	7,362	63,534
Alder Biopharmaceuticals, Inc. (a)	1,983	105,040
AMAG Pharmaceuticals, Inc. (a)	2,942	203,175
ANI Pharmaceuticals, Inc. (a) (b)	760	47,158
Applied Genetic Technologies Corp/DE (a)	850	13,039
Arcadia Biosciences, Inc. (a)	783	4,988
Ardelyx, Inc. (a)	1,154	18,429
Arena Pharmaceuticals, Inc. (a) (b)	23,326	108,233
ARIAD Pharmaceuticals, Inc. (a) (b)	16,063	132,841
Assembly Biosciences, Inc. (a)	1,383	26,637
Asterias Biotherapeutics, Inc. (a)	1,010	4,646
Atara Biotherapeutics, Inc. (a)	1,396	73,653
Avalanche Biotechnologies, Inc. (a)	1,885	30,612
Bellicum Pharmaceuticals, Inc. (a) (b)	768	16,335
BioCryst Pharmaceuticals, Inc. (a) (b)	6,950	103,764
Biotime, Inc. (a) (b)	5,216	18,934
Blueprint Medicines Corp. (a)	904	23,947
Cambrex Corp. (a)	3,033	133,270
Celldex Therapeutics, Inc. (a) (b)	9,488	239,287
Cellular Biomedicine Group, Inc. (a)	948	35,559
Coherus Biosciences, Inc. (a)	2,272	65,661
Corium International, Inc. (a)	838	11,472
CryoLife, Inc.	2,452	27,659
CTI BioPharma Corp. (a) (b)	15,881	30,968
Curis, Inc. (a)	10,722	35,490
Cytokinetics, Inc. (a)	3,480	23,386
CytRx Corp. (a) (b)	5,166	19,218
Dermira, Inc. (a)	1,237	21,709
Dicerna Pharmaceuticals, Inc. (a)	1,457	20,325
Dynavax Technologies Corp. (a) (b)	2,808	65,777
Epizyme, Inc. (a) (b)	2,800	67,200
Exact Sciences Corp. (a) (b)	8,566	254,753
Exelixis, Inc. (a) (b)	18,891	71,030
Fibrocell Science, Inc. (a)	2,369	12,485
Five Prime Therapeutics, Inc. (a)	2,036	50,574
Foundation Medicine, Inc. (a)	1,150	38,916
Galena Biopharma, Inc. (a) (b)	15,274	25,966

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genocea Biosciences, Inc. (a)	1,791	$24,590
Geron Corp. (a) (b)	15,073	64,512
Halozyme Therapeutics, Inc. (a) (b)	10,234	231,084
Harvard Bioscience, Inc. (a)	3,220	18,354
Idera Pharmaceuticals, Inc. (a) (b)	8,415	31,220
Immunogen, Inc. (a)	8,305	119,426
Immunomedics, Inc. (a) (b)	9,305	37,778
Inovio Pharmaceuticals, Inc. (a) (b)	6,924	56,500
Insmed, Inc. (a)	5,929	144,786
Integra LifeSciences Holdings (a)	2,473	166,606
Ironwood Pharmaceuticals, Inc. (a)	12,142	146,433
Karyopharm Therapeutics, Inc. (a) (b)	2,226	60,569
KYTHERA Biopharmaceuticals, Inc. (a)	2,487	187,296
Lexicon Pharmaceuticals, Inc. (a) (b)	4,008	32,264
Ligand Pharmaceuticals, Inc. Class B (a)	1,690	170,521
Lion Biotechnologies, Inc. (a)	4,340	39,798
Loxo Oncology, Inc. (a) (b)	750	13,523
MacroGenics, Inc. (a)	2,711	102,937
Merrimack Pharmaceuticals, Inc. (a) (b)	10,604	131,118
Momenta Pharmaceuticals, Inc. (a)	5,887	134,282
Myriad Genetics, Inc. (a)	6,692	227,461
NeoGenomics, Inc. (a)	5,149	27,856
NewLink Genetics Corp. (a) (b)	2,008	88,894
Novavax, Inc. (a)	25,823	287,668
Ocata Therapeutics, Inc. (a)	3,443	18,145
Omeros Corp. (a) (b)	3,646	65,592
OncoMed Pharmaceuticals, Inc. (a) (b)	1,632	36,720
Oncothyreon, Inc. (a)	9,861	36,880
Organovo Holdings, Inc. (a) (b)	7,859	29,628
OvaScience, Inc. (a) (b)	2,262	65,440
Pacific Biosciences of California, Inc. (a) (b)	5,670	32,659
Paratek Pharmaceuticals, Inc.	1,176	30,306
PDL BioPharma, Inc. (b)	15,897	102,218
Peregrine Pharmaceuticals, Inc. (a) (b)	17,612	23,072
Pfenex, Inc. (a)	1,573	30,516
Prothena Corp. PLC (a)	3,002	158,115
PTC Therapeutics, Inc. (a)	3,261	156,952
Repligen Corp. (a)	3,170	130,826
Retrophin, Inc. (a)	3,369	111,682
RTI Biologics, Inc. (a)	5,522	35,672
Sage Therapeutics, Inc. (a)	1,328	96,944
Sangamo Biosciences, Inc. (a)	6,755	74,913
Second Sight Medical Products, Inc. (a) (b)	1,139	15,502
Sequenom, Inc. (a) (b)	11,536	35,069
Spark Therapeutics, Inc. (a) (b)	776	46,770
Spectrum Pharmaceuticals, Inc. (a) (b)	6,367	43,550
Stemline Therapeutics, Inc. (a)	1,479	17,408
Theravance Biopharma, Inc. (a) (b)	2,518	32,784
Tobira Therapeutics, Inc. (a) (b)	236	4,071
Trovagene, Inc. (a)	2,358	23,934
Ultragenyx Pharmaceutical, Inc. (a)	3,459	354,167

	Number of Shares	Value
Veracyte, Inc. (a) (b)	1,299	$14,471
Verastem, Inc. (a) (b)	3,193	24,075
Versartis, Inc. (a)	2,170	33,027
XBiotech, Inc. (a)	390	7,051
XOMA Corp. (a) (b)	8,842	34,307
ZIOPHARM Oncology, Inc. (a) (b)	11,050	132,600

		7,285,503

Commercial Services — 5.1%
ABM Industries, Inc.	5,391	177,202
The Advisory Board Co. (a)	4,088	223,491
Albany Molecular Research, Inc. (a) (b)	2,430	49,135
American Public Education, Inc. (a)	1,652	42,489
AMN Healthcare Services, Inc. (a)	4,604	145,440
Apollo Education Group, Inc. (a)	9,089	117,066
Arrowhead Research Corp. (a) (b)	5,830	41,684
Barrett Business Services, Inc.	697	25,315
Bridgepoint Education, Inc. (a)	1,687	16,128
Bright Horizons Family Solutions, Inc. (a)	3,600	208,080
Cambium Learning Group, Inc. (a)	1,252	5,346
Capella Education Co.	1,177	63,170
Cardtronics, Inc. (a)	4,324	160,204
Care.com, Inc. (a)	1,841	10,899
Career Education Corp. (a)	6,557	21,638
Carriage Services, Inc.	1,549	36,990
CBIZ, Inc. (a)	4,769	45,973
CDI Corp.	1,436	18,668
CEB, Inc.	3,223	280,594
Chemed Corp. (b)	1,645	215,659
Cimpress NV (a) (b)	3,159	265,861
Civeo Corp.	10,348	31,768
Collectors Universe	684	13,639
Convergys Corp.	9,522	242,716
Corvel Corp. (a)	829	26,545
CRA International, Inc. (a)	880	24,526
Cross Country Healthcare, Inc. (a)	3,050	38,674
Deluxe Corp.	4,810	298,220
DeVry Education Group, Inc.	6,138	184,017
Electro Rent Corp.	1,689	18,343
Euronet Worldwide, Inc. (a)	4,998	308,377
EVERTEC, Inc.	6,336	134,577
ExamWorks Group, Inc. (a)	3,984	155,774
Exlservice Holdings, Inc. (a)	3,234	111,832
Exponent, Inc.	2,503	112,084
Forrester Research, Inc.	965	34,759
Franklin Covey Co. (a)	1,204	24,429
FTI Consulting, Inc. (a)	4,000	164,960
Global Cash Access Holdings, Inc. (a)	6,224	48,174
Grand Canyon Education, Inc. (a)	4,534	192,242
Great Lakes Dredge & Dock Co. (a)	5,808	34,616
Green Dot Corp. Class A (a)	4,421	84,530

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
H&E Equipment Services, Inc.	3,008	$60,070
The Hackett Group, Inc.	2,307	30,983
Healthcare Services Group, Inc.	6,884	227,516
HealthEquity, Inc. (a)	3,494	111,983
Heartland Payment Systems, Inc.	3,511	189,770
Heidrick & Struggles International, Inc.	1,740	45,379
Hill International, Inc. (a)	3,525	18,542
Hillenbrand, Inc.	6,060	186,042
HMS Holdings Corp. (a)	8,529	146,443
Huron Consulting Group, Inc. (a)	2,231	156,371
ICF International, Inc. (a)	1,882	65,607
INC Research Holdings, Inc. Class A (a)	1,249	50,110
Insperity, Inc.	1,866	94,979
James River Group Holdings Ltd.	1,028	26,594
K12, Inc. (a)	3,252	41,138
Kelly Services, Inc. Class A	2,867	44,008
Kforce, Inc.	2,355	53,859
Korn/Ferry International	4,857	168,878
Landauer, Inc.	925	32,967
LendingTree, Inc. (a)	558	43,864
Liberty Tax, Inc.	573	14,182
LifeLock, Inc. (a)	9,091	149,092
McGrath RentCorp	2,510	76,379
Medifast, Inc. (a)	1,049	33,904
MoneyGram International, Inc. (a)	2,836	26,063
Monro Muffler Brake, Inc.	3,064	190,458
Monster Worldwide, Inc. (a)	8,655	56,604
Multi-Color Corp.	1,205	76,975
National Research Corp. Class A	884	12,562
Navigant Consulting, Inc. (a)	4,650	69,145
Neff Corp. Class A (a)	1,038	10,473
NV5 Holdings, Inc. (a)	492	11,936
On Assignment, Inc. (a)	4,983	195,732
PAREXEL International Corp. (a)	5,312	341,615
Patriot National, Inc. (a)	773	12,368
Paylocity Holding Corp. (a)	1,491	53,452
Pendrell Corp. (a)	15,525	21,269
PFSweb, Inc. (a)	1,161	16,091
PHH Corp. (a)	4,790	124,684
Providence Service Corp. (The) (a)	1,318	58,361
Quad/Graphics, Inc.	2,717	50,292
Rent-A-Center, Inc.	5,108	144,812
Resources Connection, Inc.	3,619	58,230
RPX Corp. (a)	5,263	88,945
ServiceSource International, Inc. (a)	5,678	31,059
SFX Entertainment, Inc. (a) (b)	4,449	19,976
Sotheby’s	5,993	271,123
SP Plus Corp. (a)	1,614	42,142
Steiner Leisure Ltd. (a)	1,235	66,418
Strayer Education, Inc. (a)	1,056	45,514
Team Health Holdings, Inc. (a)	6,928	452,606
Team, Inc. (a)	1,983	79,816
TeleTech Holdings, Inc.	1,564	42,353

	Number of Shares	Value
TriNet Group, Inc. (a)	3,966	$100,538
TrueBlue, Inc. (a)	4,030	120,497
Universal Technical Institute, Inc.	1,979	17,019
Vectrus, Inc. (a)	1,016	25,268
Viad Corp.	1,931	52,349
Volt Information Sciences, Inc. (a)	920	8,933
Weight Watchers International, Inc. (a) (b)	2,846	13,803
Xoom Corp. (a) (b)	3,114	65,565

		9,599,540

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a) (b)	2,507	35,750
Inter Parfums, Inc.	1,609	54,593
Revlon, Inc. Class A (a)	1,091	40,051

		130,394

Foods — 1.7%
B&G Foods, Inc.	5,583	159,283
Boulder Brands, Inc. (a) (b)	5,273	36,595
Cal-Maine Foods, Inc. (b)	3,017	157,487
Calavo Growers, Inc.	1,433	74,416
The Chefs’ Warehouse, Inc. (a)	1,822	38,699
Dean Foods Co.	9,091	147,002
Diamond Foods, Inc. (a)	2,538	79,642
Fairway Group Holdings Corp. (a) (b)	1,761	6,269
Fresh Del Monte Produce, Inc.	3,208	124,021
The Fresh Market, Inc. (a) (b)	4,151	133,413
Ingles Markets, Inc. Class A	1,285	61,384
Inventure Foods, Inc. (a)	1,885	19,133
J&J Snack Foods Corp.	1,433	158,590
John B Sanfilippo & Son, Inc.	795	41,261
Lancaster Colony Corp.	1,782	161,895
Lifeway Foods, Inc. (a)	416	7,983
Post Holdings, Inc. (a) (b)	5,283	284,912
Sanderson Farms, Inc. (b)	2,159	162,270
Seaboard Corp. (a)	25	89,975
Seneca Foods Corp. Class A (a)	806	22,383
Senomyx, Inc. (a) (b)	4,126	22,115
Smart & Final Stores, Inc. (a)	2,337	41,762
Snyders-Lance, Inc.	4,721	152,347
SpartanNash Co.	3,621	117,827
SUPERVALU, Inc. (a)	25,220	204,030
Tootsie Roll Industries, Inc. (b)	1,793	57,932
TreeHouse Foods, Inc. (a)	4,130	334,654
United Natural Foods, Inc. (a)	4,824	307,192
Village Super Market Class A	698	22,120
Weis Markets, Inc.	1,070	45,101

		3,271,693

Health Care – Products — 3.4%
Abaxis, Inc.	2,171	111,763
ABIOMED, Inc. (a)	4,020	264,235
Accelerate Diagnostics, Inc. (a) (b)	2,072	53,478

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Accuray, Inc. (a)	7,483	$50,435
AngioDynamics, Inc. (a)	2,443	40,065
AtriCure, Inc. (a)	2,716	66,922
Atrion Corp.	137	53,746
BioTelemetry, Inc. (a)	2,578	24,311
Cantel Medical Corp.	3,308	177,540
Cardiovascular Systems, Inc. (a)	3,055	80,805
Cepheid, Inc. (a)	6,901	421,996
Cerus Corp. (a) (b)	9,187	47,681
CONMED Corp.	2,658	154,882
Cutera, Inc. (a)	1,393	21,564
Cyberonics, Inc. (a)	2,507	149,066
Cynosure Inc. Class A (a)	2,134	82,330
Endologix, Inc. (a)	6,494	99,618
Entellus Medical, Inc. (a)	492	12,728
Exactech, Inc. (a)	975	20,309
GenMark Diagnostics, Inc. (a) (b)	3,975	36,013
Genomic Health, Inc. (a) (b)	1,749	48,605
Globus Medical, Inc. Class A (a)	6,607	169,602
Haemonetics Corp. (a)	4,976	205,807
Halyard Health, Inc. (a)	4,482	181,521
Hanger, Inc. (a)	3,402	79,743
HeartWare International, Inc. (a)	1,658	120,520
ICU Medical, Inc. (a)	1,361	130,193
Inogen, Inc. (a)	1,515	67,569
Insulet Corp. (a)	5,490	170,108
Intersect ENT, Inc. (a)	1,351	38,679
Invacare Corp.	3,118	67,442
InVivo Therapeutics Holdings Corp. (a)	2,559	41,328
iRadimed Corp. (a)	270	6,283
K2M Group Holdings, Inc. (a)	1,696	40,738
LDR Holding Corp. (a)	2,237	96,750
LeMaitre Vascular, Inc.	1,142	13,773
Luminex Corp. (a)	4,139	71,439
Masimo Corp. (a)	4,210	163,095
Medgenics, Inc. (a)	1,625	9,961
Merge Healthcare, Inc. (a)	6,647	31,906
Meridian Bioscience, Inc.	4,013	74,802
Merit Medical Systems, Inc. (a)	4,264	91,847
MiMedx Group, Inc. (a) (b)	10,468	121,324
NanoString Technologies, Inc. (a) (b)	1,228	18,936
Natus Medical, Inc. (a)	3,182	135,426
Navidea Biopharmaceuticals, Inc. (a) (b)	13,962	22,479
NuVasive, Inc. (a)	4,658	220,696
NxStage Medical, Inc. (a)	6,086	86,938
Ocular Therapeutix, Inc. (a)	1,256	26,414
OraSure Technologies, Inc. (a)	5,381	29,004
Orthofix International NV (a)	1,828	60,543
Oxford Immunotec Global PLC (a) (b)	1,940	26,869
Quidel Corp. (a)	2,767	63,503
Rockwell Medical Technologies, Inc. (a) (b)	4,842	78,053
Sientra, Inc. (a)	646	16,299

	Number of Shares	Value
Spectranetics Corp. (a) (b)	4,119	$94,778
Staar Surgical Co. (a) (b)	3,726	35,993
Steris Corp.	5,753	370,723
SurModics, Inc. (a)	1,253	29,345
Tandem Diabetes Care, Inc. (a)	1,702	18,450
Thoratec Corp. (a)	5,220	232,655
Tornier BV (a)	3,523	88,040
TransEnterix, Inc. (a) (b)	3,409	10,227
Unilife Corp. (a) (b)	11,159	23,992
Utah Medical Products, Inc.	377	22,481
Vascular Solutions, Inc. (a)	1,678	58,260
West Pharmaceutical Services, Inc.	6,927	402,320
Wright Medical Group, Inc. (a)	4,946	129,882
Zeltiq Aesthetics, Inc. (a)	3,104	91,475

		6,406,303

Health Care – Services — 1.8%
AAC Holdings, Inc. (a) (b)	767	33,411
Addus HomeCare Corp. (a)	604	16,827
Adeptus Health, Inc. Class A (a) (b)	597	56,709
Air Methods Corp. (a)	3,783	156,389
Alliance HealthCare Services, Inc. (a)	475	8,878
Almost Family, Inc. (a)	693	27,658
Amedisys, Inc. (a)	2,708	107,589
Amsurg Corp. (a)	4,664	326,247
Bio-Reference Laboratories, Inc. (a) (b)	2,377	98,051
Capital Senior Living Corp. (a)	2,808	68,796
Catalent, Inc. (a)	8,058	236,341
Civitas Solutions, Inc. (a)	1,169	24,935
The Ensign Group, Inc.	2,452	125,199
Five Star Quality Care, Inc. (a)	4,333	20,798
Genesis Healthcare, Inc. (a)	3,537	23,344
HealthSouth Corp.	8,814	405,973
Healthways, Inc. (a)	2,939	35,209
Invitae Corp. (a) (b)	679	10,104
The IPC Healthcare, Inc. (a)	1,666	92,280
Kindred Healthcare, Inc.	8,038	163,091
LHC Group, Inc. (a)	1,254	47,966
Magellan Health, Inc. (a)	2,633	184,494
Molina Healthcare, Inc. (a)	3,394	238,598
National Healthcare Corp.	969	62,975
Nobilis Health Corp. (a)	3,083	20,964
RadNet, Inc. (a)	3,416	22,853
Select Medical Holdings Corp.	10,119	163,928
Surgical Care Affiliates, Inc. (a)	2,073	79,562
T2 Biosystems, Inc. (a)	878	14,250
Triple-S Management Corp. Class B (a)	2,327	59,711
U.S. Physical Therapy, Inc.	1,190	65,164
Universal American Corp. (a)	4,802	48,596
Vocera Communications, Inc. (a)	2,478	28,373
WellCare Health Plans, Inc. (a)	4,243	359,934

		3,435,197

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.4%
Acco Brands Corp. (a)	10,594	$82,315
Central Garden & Pet Co. Class A (a)	4,074	46,484
CSS Industries, Inc.	897	27,134
Ennis, Inc.	2,450	45,546
Helen of Troy Ltd. (a)	2,745	267,610
Prestige Brands Holdings, Inc. (a)	5,039	233,003
Skullcandy, Inc. (a)	2,095	16,069
WD-40 Co.	1,401	122,111

		840,272

Pharmaceuticals — 4.7%
Acadia Pharmaceuticals, Inc. (a) (b)	7,678	321,555
Achillion Pharmaceuticals, Inc. (a)	11,287	100,003
Adamas Pharmaceuticals, Inc. (a)	1,003	26,299
Aerie Pharmaceuticals, Inc. (a) (b)	1,978	34,912
Agile Therapeutics, Inc. (a)	1,006	8,642
Akebia Therapeutics, Inc. (a) (b)	2,352	24,202
Alimera Sciences, Inc. (a) (b)	3,021	13,927
Amicus Therapeutics, Inc. (a)	9,292	131,482
Amphastar Pharmaceuticals, Inc. (a)	3,063	53,847
Anacor Pharmaceuticals, Inc. (a)	3,948	305,694
Anika Therapeutics, Inc. (a)	1,435	47,398
Antares Pharma, Inc. (a) (b)	14,911	31,015
Anthera Pharmaceuticals, Inc. (a)	3,452	29,756
Aratana Therapeutics, Inc. (a)	2,866	43,334
Array Biopharma, Inc. (a) (b)	13,566	97,811
aTyr Pharma, Inc. (a)	583	10,797
BioDelivery Sciences International, Inc. (a)	4,465	35,541
BioScrip, Inc. (a) (b)	6,770	24,575
Biospecifics Technologies Corp. (a)	475	24,510
Calithera Biosciences, Inc. (a) (b)	1,069	7,633
Cara Therapeutics, Inc. (a)	1,614	19,610
Carbylan Therapeutics, Inc. (a)	1,189	8,501
Catalyst Pharmaceuticals, Inc. (a)	7,264	30,000
Cempra, Inc. (a)	3,066	105,348
ChemoCentryx, Inc. (a)	2,754	22,665
Chimerix, Inc. (a)	3,982	183,968
Cidara Therapeutics, Inc. (a)	469	6,575
Clovis Oncology, Inc. (a) (b)	2,396	210,560
Collegium Pharmaceutical, Inc. (a)	645	11,507
Concert Pharmaceuticals, Inc. (a)	1,484	22,097
Contra Furiex Pharmaceuticals (c)	544	-
Corcept Therapeutics, Inc. (a) (b)	5,966	35,856
CorMedix, Inc. (a)	2,994	11,617
DepoMed, Inc. (a) (b)	5,740	123,180
Diplomat Pharmacy, Inc. (a)	3,485	155,954
Durect Corp. (a)	10,836	25,898
Dyax Corp. (a)	14,034	371,901
Eagle Pharmaceuticals, Inc. (a)	827	66,871
Emergent Biosolutions, Inc. (a)	2,895	95,390
Enanta Pharmaceuticals, Inc. (a) (b)	1,544	69,465

	Number of Shares	Value
Endocyte, Inc. (a) (b)	3,677	$19,084
Esperion Therapeutics, Inc. (a)	1,264	103,345
FibroGen, Inc. (a)	4,611	108,358
Flexion Therapeutics, Inc. (a)	1,342	29,376
Foamix Pharmaceuticals Ltd. (a)	2,180	22,345
Heron Therapeutics, Inc. (a) (b)	2,375	74,005
Heska Corp. (a)	549	16,300
IGI Laboratories, Inc. (a) (b)	3,986	25,112
Ignyta, Inc. (a)	1,770	26,709
Immune Design Corp. (a) (b)	1,091	22,529
Impax Laboratories, Inc. (a)	6,895	316,618
Infinity Pharmaceuticals, Inc. (a)	4,709	51,564
Insys Therapeutics, Inc. (a) (b)	2,267	81,431
Intra-Cellular Therapies, Inc. (a)	2,091	66,807
Keryx Biopharmaceuticals, Inc. (a) (b)	10,009	99,890
Kite Pharma, Inc. (a) (b)	2,778	169,375
La Jolla Pharmaceutical Co. (a)	1,114	27,304
Lannett Co., Inc. (a) (b)	2,546	151,334
MannKind Corp. (a) (b)	23,772	135,263
The Medicines Co. (a)	6,367	182,160
Mirati Therapeutics, Inc. (a) (b)	960	30,211
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	895	22,035
Natural Health Trends Corp.	760	31,510
Nature’s Sunshine Products, Inc.	1,069	14,699
Nektar Therapeutics (a) (b)	12,734	159,302
Neogen Corp. (a)	3,566	169,171
Neurocrine Biosciences, Inc. (a)	8,229	393,017
Nevro Corp. (a)	1,461	78,529
Northwest Biotherapeutics, Inc. (a) (b)	4,517	44,854
Nutraceutical International Corp. (a)	800	19,792
Omega Protein Corp. (a)	2,033	27,954
Omthera Pharmaceuticals, Inc. (c)	428	-
Ophthotech Corp. (a)	2,284	118,905
Orexigen Therapeutics, Inc. (a) (b)	9,865	48,832
Osiris Therapeutics, Inc. (a) (b)	1,820	35,417
Otonomy, Inc. (a)	1,424	32,738
Pacira Pharmaceuticals, Inc. (a)	3,504	247,803
Pernix Therapeutics Holdings (a)	4,203	24,882
PetMed Express, Inc. (b)	1,923	33,210
PharMerica Corp. (a)	2,913	97,003
Phibro Animal Health Corp. Class A	1,684	65,575
Portola Pharmaceuticals, Inc. (a)	4,452	202,789
Pozen, Inc. (a)	2,737	28,218
PRA Health Sciences, Inc. (a)	1,932	70,190
Progenics Pharmaceuticals, Inc. (a) (b)	6,661	49,691
Proteon Therapeutics, Inc. (a)	744	13,288
Radius Health, Inc. (a) (b)	2,819	190,846
Raptor Pharmaceutical Corp. (a) (b)	7,756	122,467
Regulus Therapeutics, Inc. (a) (b)	2,728	29,899

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Relypsa, Inc. (a)	3,141	$103,936
Revance Therapeutics, Inc. (a) (b)	1,508	48,226
Rigel Pharmaceuticals, Inc. (a)	8,592	27,580
Sagent Pharmaceuticals, Inc. (a)	2,093	50,881
Sarepta Therapeutics, Inc. (a) (b)	3,966	120,685
SciClone Pharmaceuticals, Inc. (a)	4,782	46,959
Sorrento Therapeutics, Inc. (a)	2,734	48,173
Sucampo Pharmaceuticals, Inc. Class A (a)	2,396	39,366
Supernus Pharmaceuticals, Inc. (a)	3,321	56,391
Synergy Pharmaceuticals, Inc. (a) (b)	9,628	79,912
Synta Pharmaceuticals Corp. (a) (b)	8,774	19,566
Synutra International, Inc. (a)	2,056	14,700
TESARO, Inc. (a) (b)	2,242	131,807
Tetraphase Pharmaceuticals, Inc. (a)	3,481	165,139
TG Therapeutics, Inc. (a) (b)	3,408	56,539
TherapeuticsMD, Inc. (a) (b)	12,247	96,261
Theravance, Inc. (b)	8,155	147,361
Threshold Pharmaceuticals, Inc. (a) (b)	6,054	24,458
Tokai Pharmaceuticals, Inc. (a) (b)	916	12,183
Trevena, Inc. (a)	2,392	14,974
USANA Health Sciences, Inc. (a) (b)	543	74,206
Vanda Pharmaceuticals, Inc. (a) (b)	4,030	51,141
Vitae Pharmaceuticals, Inc. (a)	1,279	18,418
Vital Therapies, Inc. (a) (b)	1,618	34,140
VIVUS, Inc. (a) (b)	10,020	23,647
Xencor, Inc. (a)	2,743	60,264
Xenoport, Inc. (a)	5,780	35,431
Zafgen, Inc. (a) (b)	1,589	55,027
Zogenix, Inc. (a) (b)	14,789	24,845
ZS Pharma, Inc. (a) (b)	1,750	91,682

		8,855,530

		40,678,380

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. (a)	2,694	85,669
HRG Group, Inc. (a)	7,577	98,501
Liberty TripAdvisor Holdings, Inc. (a)	7,206	232,177
National Bank Holdings Corp. Class A	3,565	74,259
Primoris Services Corp.	3,782	74,884
Resource America, Inc. Class A	1,519	12,775
Tiptree Financial Inc.	2,895	20,989

		599,254

Energy — 3.4%
Coal — 0.1%
Cloud Peak Energy, Inc. (a) (b)	5,937	27,667
Hallador Energy Co.	974	8,123
Peabody Energy Corp.	26,775	58,637
SunCoke Energy, Inc.	6,290	81,770

	Number of Shares	Value
Westmoreland Coal Co. (a)	1,728	$35,908

		212,105

Energy – Alternate Sources — 0.4%
Clean Energy Fuels Corp. (a) (b)	6,966	39,149
Enphase Energy, Inc. (a) (b)	2,659	20,235
FuelCell Energy, Inc. (a) (b)	23,697	23,150
FutureFuel Corp.	2,353	30,283
Green Plains Renewable Energy, Inc.	3,644	100,392
Headwaters, Inc. (a)	7,106	129,471
Pacific Ethanol, Inc. (a) (b)	2,337	24,118
Pattern Energy Group, Inc.	4,980	141,332
Plug Power, Inc. (a) (b)	16,536	40,513
Renewable Energy Group, Inc. (a)	4,236	48,968
REX American Resources Corp. (a)	630	40,093
Solazyme, Inc. (a) (b)	7,854	24,662
Vivint Solar, Inc. (a) (b)	1,957	23,817

		686,183

Oil & Gas — 2.0%
Abraxas Petroleum Corp. (a)	8,819	26,016
Adams Resources & Energy, Inc.	198	8,831
Alon USA Energy, Inc.	3,012	56,927
Approach Resources Inc. (a) (b)	3,465	23,735
Atwood Oceanics, Inc.	6,229	164,695
Bill Barrett Corp. (a) (b)	4,784	41,095
Bonanza Creek Energy, Inc. (a)	4,791	87,436
Callon Petroleum Co. (a)	6,411	53,339
Carrizo Oil & Gas, Inc. (a)	4,958	244,132
Clayton Williams Energy, Inc. (a)	576	37,872
Contango Oil & Gas Co. (a)	1,667	20,454
Delek US Holdings, Inc.	5,527	203,504
Earthstone Energy, Inc. (a)	126	2,461
Eclipse Resources Corp. (a) (b)	4,636	24,385
Energy XXI Ltd. (b)	9,127	24,004
Erin Energy Corp. (a)	1,338	5,232
Evolution Petroleum Corp.	2,375	15,651
EXCO Resources, Inc. (b)	15,480	18,266
FMSA Holdings, Inc. (a) (b)	6,162	50,467
Gastar Exploration, Inc. (a)	7,836	24,213
Halcon Resources Corp. (a) (b)	35,392	41,055
Isramco, Inc. (a)	83	11,456
Jones Energy, Inc. (a) (b)	2,797	25,313
Magnum Hunter Resources Corp. (a) (b)	19,696	36,831
Matador Resources Co. (a)	7,049	176,225
North Atlantic Drilling Ltd. (b)	7,164	8,525
Northern Oil and Gas, Inc. (a) (b)	5,871	39,747
Oasis Petroleum, Inc. (a)	13,412	212,580
Panhandle Oil and Gas, Inc.	1,595	33,000
Par Petroleum Corp. (a)	1,544	28,904
Parker Drilling Co. (a)	12,060	40,039
Parsley Energy, Inc. (a)	8,043	140,109
PDC Energy, Inc. (a)	3,859	206,997
Penn Virginia Corp. (a) (b)	6,915	30,288

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rex Energy Corp. (a) (b)	4,579	$25,597
Rosetta Resources, Inc. (a)	7,323	169,454
RSP Permian, Inc. (a)	5,273	148,224
Sanchez Energy Corp. (a) (b)	5,159	50,558
SandRidge Energy, Inc. (a)	41,738	36,604
SemGroup Corp. Class A	4,226	335,882
Seventy Seven Energy, Inc. (a)	5,417	23,239
Stone Energy Corp. (a)	5,464	68,792
Synergy Resources Corp. (a)	10,028	114,620
TransAtlantic Petroleum Ltd. (a)	2,495	12,749
Trecora Resources (a)	1,909	28,826
Triangle Petroleum Corp. (a) (b)	4,503	22,605
Ultra Petroleum Corp. (a)	14,761	184,808
Unit Corp. (a)	4,858	131,749
W&T Offshore, Inc. (b)	3,212	17,602
Western Refining, Inc.	6,853	298,928

		3,834,021

Oil & Gas Services — 0.9%
Basic Energy Services, Inc. (a) (b)	4,114	31,061
C&J Energy Services Ltd. (a)	5,435	71,742
CARBO Ceramics, Inc. (b)	1,891	78,722
Exterran Holdings, Inc.	6,687	218,331
Flotek Industries, Inc. (a)	5,158	64,630
Forum Energy Technologies, Inc. (a)	5,714	115,880
Geospace Technologies Corp. (a) (b)	1,248	28,766
Helix Energy Solutions Group, Inc. (a)	10,204	128,877
Hornbeck Offshore Services, Inc. (a) (b)	3,083	63,294
Independence Contract Drilling, Inc. (a)	1,596	14,157
ION Geophysical Corp. (a)	13,293	14,223
Key Energy Services, Inc. (a)	12,760	22,968
Matrix Service Co. (a)	2,600	47,528
Natural Gas Services Group, Inc. (a)	1,248	28,479
Newpark Resources, Inc. (a)	8,105	65,894
Oil States International, Inc. (a)	4,970	185,033
Pioneer Energy Services Corp. (a)	6,095	38,642
SEACOR Holdings, Inc. (a)	1,757	124,642
Tesco Corp.	3,753	40,908
TETRA Technologies, Inc. (a)	7,780	49,636
Thermon Group Holdings, Inc. (a)	3,092	74,424
Tidewater, Inc.	4,532	103,012

		1,610,849

		6,343,158

Financial — 23.2%
Banks — 7.9%
1st Source Corp.	1,423	48,553
Access National Corp.	700	13,608
American National Bankshares, Inc.	856	20,381
Ameris Bancorp	3,096	78,298
Ames National Corp. (b)	920	23,092
Arrow Financial Corp.	1,084	29,301

	Number of Shares	Value
BancFirst Corp.	688	$45,030
Banco Latinoamericano de Comercio Exterior SA	2,886	92,871
Bancorp, Inc. (a)	3,258	30,234
BancorpSouth, Inc.	9,299	239,542
Bank Mutual Corp.	4,582	35,144
Bank of Marin Bancorp	571	29,047
Bank of the Ozarks, Inc.	7,513	343,720
Banner Corp.	2,017	96,675
Bar Harbor Bankshares	576	20,408
BBCN Bancorp, Inc.	7,662	113,321
Blue Hills Bancorp, Inc. (a)	2,687	37,618
BNC Bancorp	2,337	45,174
Boston Private Financial Holdings, Inc.	7,932	106,368
Bridge Bancorp, Inc.	1,129	30,133
Bridge Capital Holdings (a)	960	28,608
Bryn Mawr Bank Corp.	1,709	51,543
C1 Financial, Inc. (a)	563	10,911
Camden National Corp.	731	28,290
Capital Bank Financial Corp. Class A (a)	2,162	62,849
Capital City Bank Group, Inc.	1,042	15,911
Cardinal Financial Corp.	3,130	68,203
Cascade Bancorp (a)	3,132	16,224
Cass Information Systems, Inc.	1,105	62,123
Cathay General Bancorp	7,695	249,703
Centerstate Banks, Inc.	4,371	59,052
Central Pacific Financial Corp.	2,217	52,654
Century Bancorp, Inc. Class A	354	14,394
Chemical Financial Corp.	3,254	107,577
Citizens & Northern Corp.	1,206	24,783
City Holding Co. (b)	1,462	72,003
CNB Financial Corp.	1,438	26,459
CoBiz Financial, Inc.	3,562	46,555
Columbia Banking System, Inc.	5,548	180,532
Community Bank System, Inc.	3,914	147,832
Community Trust Bancorp, Inc.	1,532	53,421
CommunityOne Bancorp (a)	1,264	13,613
ConnectOne Bancorp, Inc.	2,874	61,877
CU Bancorp (a)	1,614	35,766
Customers Bancorp, Inc. (a)	2,590	69,645
CVB Financial Corp.	10,222	180,009
Eagle Bancorp, Inc. (a)	2,888	126,956
Enterprise Bancorp, Inc.	731	17,135
Enterprise Financial Services Corp.	1,901	43,286
F.N.B. Corp.	16,814	240,776
Farmers Capital Bank Corp. (a)	722	20,526
Fidelity Southern Corp.	1,606	28,009
Financial Institutions, Inc.	1,331	33,062
First BanCorp (a)	11,208	54,023
First Bancorp	1,917	31,976
First Bancorp, Inc.	1,050	20,412
First Busey Corp. Class A	7,020	46,121
First Business Financial Services, Inc.	417	19,549

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Citizens BancShares, Inc. Class A	742	$195,176
First Commonwealth Financial Corp.	8,576	82,244
First Community Bancshares, Inc.	1,591	28,988
First Connecticut Bancorp, Inc.	1,607	25,503
First Financial Bancorp	5,935	106,474
First Financial Bankshares, Inc. (b)	6,177	213,971
First Financial Corp.	1,056	37,763
First Interstate Bancsystem, Inc.	1,898	52,651
First Merchants Corp.	3,657	90,328
First Midwest Bancorp, Inc.	7,555	143,318
First NBC Bank Holding Co. (a)	1,493	53,748
The First of Long Island Corp.	1,199	33,236
FirstMerit Corp.	15,967	332,593
Franklin Financial Network, Inc. (a)	524	12,021
Fulton Financial Corp.	17,012	222,177
German American Bancorp Inc.	1,282	37,755
Glacier Bancorp, Inc.	7,274	214,001
Great Southern Bancorp, Inc.	1,003	42,266
Great Western Bancorp, Inc.	3,982	96,006
Green Bancorp, Inc. (a)	980	15,053
Guaranty Bancorp	1,368	22,586
Hampton Roads Bankshares, Inc. (a) (b)	3,695	7,686
Hancock Holding Co.	7,504	239,453
Hanmi Financial Corp.	3,072	76,308
Heartland Financial USA, Inc.	1,714	63,795
Heritage Commerce Corp.	2,012	19,335
Heritage Financial Corp.	2,966	53,002
Heritage Oaks Bancorp	2,358	18,557
Home Bancshares, Inc.	5,493	200,824
Horizon Bancorp	911	22,739
Hudson Valley Holding Corp.	1,425	40,199
IBERIABANK Corp.	3,677	250,882
Independent Bank Corp.	2,526	118,444
Independent Bank Corp.	2,228	30,212
Independent Bank Group, Inc.	937	40,197
International Bancshares Corp.	5,217	140,181
Kearny Financial Corp. (a)	9,017	100,630
Lakeland Bancorp, Inc.	3,621	43,054
Lakeland Financial Corp.	1,593	69,088
LegacyTexas Financial Group, Inc.	4,586	138,497
MainSource Financial Group, Inc.	2,068	45,393
MB Financial, Inc.	7,233	249,104
Mercantile Bank Corp.	1,637	35,048
Merchants Bancshares, Inc.	454	15,014
Metro Bancorp, Inc.	1,140	29,800
MidWestOne Financial Group, Inc.	754	24,822
National Bankshares, Inc. (b)	648	18,960
National Commerce Corp. (a)	580	14,964
National Penn Bancshares, Inc.	13,486	152,122
NBT Bancorp, Inc.	4,222	110,490
NewBridge Bancorp	3,523	31,460
Northwest Bancshares, Inc.	9,107	116,752
OFG Bancorp	4,298	45,860

	Number of Shares	Value
Old National Bancorp	11,263	$162,863
Old Second Bancorp, Inc. (a)	2,836	18,718
Opus Bank	1,001	36,216
Pacific Continental Corp.	1,841	24,909
Palmetto Bancshares, Inc.	395	7,809
Park National Corp. (b)	1,249	109,125
Park Sterling Corp.	4,418	31,810
Peapack Gladstone Financial Corp.	1,529	33,974
Penns Woods Bancorp, Inc.	446	19,664
Peoples Bancorp, Inc.	1,766	41,218
Peoples Financial Services Corp. (b)	728	28,836
Pinnacle Financial Partners, Inc.	3,455	187,848
Preferred Bank	1,132	34,017
PrivateBancorp, Inc.	7,570	301,437
Prosperity Bancshares, Inc.	6,746	389,514
QCR Holdings, Inc.	1,126	24,502
Renasant Corp. (b)	3,042	99,169
Republic Bancorp, Inc. Class A	982	25,237
S&T Bancorp, Inc.	3,346	99,008
Sandy Spring Bancorp, Inc.	2,370	66,313
Seacoast Banking Corp. of Florida (a)	2,289	36,166
ServisFirst Bancshares, Inc.	2,145	80,588
Sierra Bancorp	1,129	19,543
Simmons First National Corp. Class A	2,874	134,158
South State Corp.	2,328	176,905
Southside Bancshares, Inc. (b)	2,441	71,350
Southwest Bancorp, Inc.	1,828	34,019
Square 1 Financial, Inc. Class A (a)	1,624	44,416
State Bank Financial Corp.	3,411	74,019
Stock Yards Bancorp, Inc.	1,408	53,208
Stonegate Bank	1,078	31,984
Suffolk Bancorp	1,124	28,842
Sun Bancorp, Inc. /NJ (a)	925	17,806
Susquehanna Bancshares, Inc.	17,536	247,608
Talmer Bancorp, Inc.	5,256	88,038
Texas Capital Bancshares, Inc. (a)	4,410	274,478
Tompkins Financial Corp.	1,438	77,249
TowneBank (b)	4,423	72,051
Trico Bancshares	2,175	52,309
Tristate Capital Holdings, Inc. (a)	2,041	26,390
Triumph Bancorp, Inc. (a)	1,430	18,804
Trustco Bank Corp.	9,220	64,817
Trustmark Corp.	6,502	162,420
UMB Financial Corp.	3,792	216,220
Umpqua Holdings Corp.	21,238	382,072
Union Bankshares Corp.	4,344	100,955
United Bankshares, Inc. (b)	6,682	268,817
United Community Banks, Inc.	4,838	100,969
Univest Corp. of Pennsylvania	1,883	38,338
Valley National Bancorp	22,300	229,913
Walker & Dunlop, Inc. (a)	2,551	68,214
Washington Trust Bancorp, Inc.	1,447	57,128
Webster Financial Corp.	8,745	345,865

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WesBanco, Inc.	3,695	$125,704
West Bancorporation, Inc.	1,578	31,308
Westamerica Bancorp. (b)	2,459	124,548
Western Alliance Bancorp (a)	7,526	254,078
Wilshire Bancorp, Inc.	6,786	85,707
Wintrust Financial Corp.	4,562	243,520
Yadkin Financial Corp. (a)	2,416	50,615

		14,874,942

Diversified Financial — 2.4%
Altisource Asset Management Corp. (a) (b)	87	12,553
Altisource Portfolio Solutions SA (a) (b)	1,366	42,059
Altisource Residential Corp.	5,511	92,860
Ashford, Inc. (a)	104	9,076
BGC Partners, Inc. Class A	17,657	154,499
Calamos Asset Management, Inc. Class A	1,709	20,935
CIFC Corp.	692	5,488
Cohen & Steers, Inc. (b)	1,933	65,877
Cowen Group, Inc. Class A (a)	10,738	68,723
Diamond Hill Investment Group, Inc.	292	58,301
Ellie Mae, Inc. (a)	2,832	197,645
Encore Capital Group, Inc. (a) (b)	2,501	106,893
Enova International, Inc. (a)	2,531	47,279
Evercore Partners, Inc. Class A	3,336	180,011
Federal Agricultural Mortgage Corp. Class C	1,010	29,351
Fifth Street Asset Management, Inc. (b)	500	5,140
Financial Engines, Inc. (b)	4,995	212,188
FNFV Group (a)	7,711	118,595
Gain Capital Holdings, Inc.	3,113	29,760
GAMCO Investors, Inc. Class A	609	41,844
Greenhill & Co., Inc.	2,798	115,641
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,134	62,837
Impac Mortgage Holdings, Inc. (a)	831	15,905
INTL. FCStone, Inc. (a)	1,450	48,198
Investment Technology Group, Inc.	3,298	81,790
Janus Capital Group, Inc.	14,146	242,180
JG Wentworth Co. (a) (b)	1,401	12,889
KCG Holdings, Inc. Class A (a)	4,187	51,626
Ladder Capital Corp.	3,835	66,537
Ladenburg Thalmann Financial Services, Inc. (a) (b)	10,030	35,105
MarketAxess Holdings, Inc.	3,596	333,601
Marlin Business Services Corp.	829	13,994
Medley Management, Inc. Class A (b)	507	6,003
Moelis & Co.	1,696	48,692
Nationstar Mortgage Holdings, Inc. (a)	3,785	63,588

	Number of Shares	Value
Nelnet, Inc. Class A	2,287	$99,050
NewStar Financial, Inc. (a)	2,331	25,641
Ocwen Financial Corp. (a)	10,350	105,570
OM Asset Management Plc	2,386	42,447
On Deck Capital, Inc. (a) (b)	1,052	12,182
Oppenheimer Holdings, Inc. Class A	1,018	26,753
Outerwall, Inc. (b)	1,777	135,247
PennyMac Financial Services, Inc. Class A (a)	1,238	22,433
Piper Jaffray Cos., Inc. (a)	1,542	67,293
PRA Group, Inc. (a)	4,655	290,053
Pzena Investment Management, Inc. Class A	1,211	13,382
RCS Capital Corp. (b)	4,748	36,370
Regional Management Corp. (a)	1,002	17,896
Stifel Financial Corp. (a)	6,539	377,562
Stonegate Mortgage Corp. (a)	1,355	13,645
Virtu Financial, Inc. Class A (a)	1,832	43,015
Virtus Investment Partners, Inc.	660	87,285
WageWorks, Inc. (a)	3,430	138,743
Westwood Holdings Group, Inc.	757	45,094
WisdomTree Investments, Inc. (b)	10,992	241,439
World Acceptance Corp. (a) (b)	726	44,656

		4,583,419

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. (a)	5,209	214,611
ZAIS Group Holdings, Inc. (a)	366	3,989

		218,600

Insurance — 2.7%
Ambac Financial Group, Inc. (a)	4,338	72,184
American Equity Investment Life Holding Co.	7,430	200,461
AMERISAFE, Inc.	1,818	85,555
Argo Group International Holdings Ltd.	2,691	149,889
Atlas Financial Holdings, Inc. (a)	1,000	19,830
Baldwin & Lyons, Inc. Class B	927	21,340
Citizens, Inc. (a) (b)	4,730	35,286
CNO Financial Group, Inc.	18,977	348,228
Crawford & Co. Class B	2,775	23,393
Donegal Group, Inc. Class A	832	12,671
eHealth, Inc. (a)	1,662	21,091
EMC Insurance Group, Inc.	734	18,389
Employers Holdings, Inc.	3,048	69,434
Enstar Group Ltd. (a)	875	135,581
Essent Group Ltd. (a)	5,353	146,405
FBL Financial Group, Inc. Class A	916	52,872
Federated National Holding Co.	1,401	33,904
Fidelity & Guaranty Life	1,094	25,851
First American Financial Corp.	10,444	388,621
Global Indemnity PLC (a)	763	21,425
Greenlight Capital Re Ltd. Class A (a)	2,811	81,997

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hallmark Financial Services, Inc. (a)	1,403	$15,966
HCI Group, Inc.	806	35,633
Heritage Insurance Holdings, Inc. (a)	2,379	54,693
Horace Mann Educators Corp.	3,964	144,210
Independence Holding Co.	713	9,405
Infinity Property & Casualty Corp.	1,104	83,727
Kansas City Life Insurance Co.	371	16,958
Kemper Corp.	4,190	161,525
Maiden Holdings Ltd.	4,867	76,801
MBIA, Inc. (a)	15,048	90,439
Meadowbrook Insurance Group, Inc.	4,768	41,005
MGIC Investment Corp. (a)	32,724	372,399
Montpelier Re Holdings Ltd.	3,485	137,658
National General Holdings Corp.	3,433	71,509
National Interstate Corp.	698	19,069
National Western Life Insurance Co. Class A	213	51,011
The Navigators Group, Inc. (a)	1,016	78,801
NMI Holdings, Inc. (a)	4,911	39,386
OneBeacon Insurance Group Ltd. Class A	2,232	32,386
Primerica, Inc.	4,949	226,120
Radian Group, Inc.	18,439	345,916
RLI Corp.	4,161	213,834
Safety Insurance Group, Inc.	1,454	83,910
Selective Insurance Group, Inc.	5,487	153,910
State Auto Financial Corp. Class A	1,472	35,254
State National Cos., Inc.	3,008	32,577
Stewart Information Services Corp.	2,211	87,998
Symetra Financial Corp.	7,236	174,894
Third Point Reinsurance Ltd. (a)	8,130	119,918
Trupanion, Inc. (a) (b)	1,574	12,970
United Fire Group, Inc.	1,951	63,915
United Insurance Holdings Corp.	1,658	25,765
Universal Insurance Holdings, Inc.	3,104	75,117

		5,149,086

Investment Companies — 0.1%
6d Global Technologies, Inc. (a)	1,905	12,459
Arlington Asset Investment Corp. (b)	2,224	43,502
Caesars Acquisition Co. Class A (a) (b)	4,463	30,705
Real Industry, Inc. (a)	2,361	26,797

		113,463

Real Estate — 0.8%
Alexander & Baldwin, Inc.	4,705	185,377
AV Homes, Inc. (a)	1,206	17,330
Consolidated-Tomoka Land Co.	421	24,266
Forestar Real Esate Group, Inc. (a)	3,240	42,638
FRP Holdings, Inc. (a)	665	21,566
Geo Group, Inc. The (United States)	7,191	245,645
HFF, Inc.	3,645	152,106
Hilltop Holdings Inc. (a)	7,332	176,628

	Number of Shares	Value
Kennedy-Wilson Holdings, Inc.	8,940	$219,835
Marcus & Millichap, Inc. (a)	1,309	60,397
RE/MAX Holdings, Inc. Class A	1,134	40,268
Terreno Realty Corp.	4,139	81,538
The St. Joe Co. (a) (b)	6,477	100,588
Xenia Hotels & Resorts, Inc. (b)	10,758	233,879

		1,602,061

Real Estate Investment Trusts (REITS) — 7.7%
Acadia Realty Trust	6,622	192,766
AG Mortgage Investment Trust, Inc.	2,777	47,987
Agree Realty Corp.	1,725	50,318
Alexander’s, Inc.	202	82,820
American Assets Trust, Inc.	3,605	141,352
American Capital Mortgage Investment Corp.	4,933	78,879
American Residential Properties, Inc. (a) (b)	3,104	57,424
Anworth Mortgage Asset Corp.	9,967	49,137
Apollo Commercial Real Estate Finance, Inc.	5,621	92,353
Apollo Residential Mortgage, Inc.	3,066	45,040
Ares Commercial Real Estate Corp.	2,587	29,466
Armada Hoffler Properties, Inc.	2,500	24,975
ARMOUR Residential REIT, Inc.	33,959	95,425
Ashford Hospitality Prime, Inc.	2,274	34,155
Ashford Hospitality Trust	7,937	67,147
Associated Estates Realty Corp.	5,574	159,584
Bluerock Residential Growth REIT, Inc.	1,817	23,003
Campus Crest Communities, Inc.	6,239	34,564
Capstead Mortgage Corp. (b)	9,241	102,575
CareTrust REIT, Inc.	3,043	38,555
Catchmark Timber Trust, Inc. Class A	3,805	44,024
Cedar Realty Trust, Inc.	8,285	53,024
Chambers Street Properties	22,816	181,387
Chatham Lodging Trust	3,688	97,621
Chesapeake Lodging Trust	5,747	175,169
Colony Capital, Inc. Class A	10,761	243,737
CorEnergy Infrastructure Trust, Inc. (b)	4,513	28,522
Coresite Realty Corp.	2,344	106,511
Cousins Properties, Inc.	20,874	216,672
CubeSmart	16,049	371,695
CYS Investments, Inc.	15,240	117,805
DCT Industrial Trust, Inc.	8,562	269,189
DiamondRock Hospitality Co.	19,389	248,373
DuPont Fabros Technology, Inc.	6,083	179,144
Dynex Capital, Inc.	5,375	40,958
Easterly Government Properties, Inc.	1,285	20,457
Eastgroup Properties	3,106	174,650
Education Realty Trust, Inc.	4,672	146,514
EPR Properties	5,508	301,728

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Equity One, Inc.	7,065	$164,897
Excel Trust, Inc.	6,057	95,519
FelCor Lodging Trust, Inc.	13,814	136,482
First Industrial Realty Trust, Inc.	10,671	199,868
First Potomac Realty Trust	5,560	57,268
Franklin Street Properties Corp.	8,645	97,775
Getty Realty Corp.	2,441	39,935
Gladstone Commercial Corp.	1,966	32,557
Government Properties Income Trust (b)	6,772	125,621
Gramercy Property Trust, Inc.	5,521	129,026
Great Ajax Corp. (b)	397	5,629
Hatteras Financial Corp.	9,332	152,112
Healthcare Realty Trust, Inc.	9,674	225,017
Hersha Hospitality Trust	4,730	121,264
Highwoods Properties, Inc.	9,062	362,027
Hudson Pacific Properties, Inc.	7,184	203,810
Independence Realty Trust, Inc.	2,371	17,854
InfraREIT, Inc. (a)	2,110	59,840
Inland Real Estate Corp.	8,454	79,637
Invesco Mortgage Capital, Inc.	11,868	169,950
Investors Real Estate Trust	11,824	84,423
iStar Financial, Inc. (a)	8,244	109,810
Kite Realty Group Trust	8,053	197,057
LaSalle Hotel Properties	10,883	385,911
Lexington Realty Trust (b)	19,805	167,946
LTC Properties, Inc.	3,405	141,648
Mack-Cali Realty Corp.	8,593	158,369
Medical Properties Trust, Inc.	20,130	263,904
Monmouth Real Estate Investment Corp. Class A	5,700	55,404
Monogram Residential Trust, Inc.	16,037	144,654
National Health Investors, Inc.	3,616	225,277
National Storage Affiliates Trust	2,209	27,392
New Residential Investment Corp.	19,166	292,090
New Senior Investment Group, Inc. (b)	6,406	85,648
New York Mortgage Trust, Inc. (b)	10,446	78,136
New York REIT, Inc.	15,654	155,757
NexPoint Residential Trust, Inc.	1,828	24,550
One Liberty Properties, Inc.	1,197	25,472
Orchid Island Capital, Inc.	1,776	19,909
Parkway Properties, Inc.	8,158	142,276
Pebblebrook Hotel Trust	6,922	296,815
Pennsylvania Real Estate Investment Trust	6,662	142,167
PennyMac Mortgage Investment Trust	7,186	125,252
Physicians Realty Trust	6,770	103,987
Preferred Apartment Communities, Inc.	2,151	21,402
PS Business Parks, Inc.	1,876	135,353
QTS Realty Trust, Inc.	2,313	84,309
RAIT Financial Trust	7,858	48,012
Ramco-Gershenson Properties Trust	7,670	125,174
Redwood Trust, Inc.	8,116	127,421
Resource Capital Corp.	12,682	49,079

	Number of Shares	Value
Retail Opportunity Investments Corp.	9,065	$141,595
Rexford Industrial Realty, Inc.	5,331	77,726
RLJ Lodging Trust	12,732	379,159
Rouse Properties, Inc. (b)	3,527	57,666
Ryman Hospitality Properties, Inc.	4,188	222,425
Sabra Health Care REIT, Inc.	5,708	146,924
Saul Centers, Inc.	947	46,583
Select, Inc. REIT	6,039	124,645
Silver Bay Realty Trust Corp.	3,537	57,618
Sovran Self Storage, Inc.	3,425	297,667
STAG Industrial, Inc.	6,281	125,620
Starwood Waypoint Residential Trust (b)	3,684	87,532
STORE Capital Corp.	3,166	63,637
Strategic Hotels & Resorts, Inc. (a)	26,484	320,986
Summit Hotel Properties, Inc.	8,473	110,234
Sun Communities, Inc.	4,489	277,555
Sunstone Hotel Investors, Inc.	20,105	301,776
Trade Street Residential, Inc. (b)	1,864	12,414
UMH Properties, Inc.	2,075	20,335
United Development Funding IV (b)	2,952	51,601
Universal Health Realty Income Trust	1,225	56,914
Urban Edge Properties	8,550	177,755
Urstadt Biddle Properties, Inc. Class A	2,692	50,287
Walter Investment Management Corp. (a) (b)	3,635	83,132
Washington Real Estate Investment Trust (b)	6,528	169,402
Western Asset Mortgage Capital Corp. (b)	4,078	60,232
Whitestone REIT	2,187	28,475

		14,535,292

Savings & Loans — 1.5%
Anchor BanCorp Wisconsin, Inc. (a)	737	27,991
Astoria Financial Corp.	8,600	118,594
Banc of California, Inc. (b)	3,526	48,483
BankFinancial Corp.	1,692	19,932
BBX Capital Corp. (a) (b)	262	4,255
Bear State Financial, Inc. (a)	1,280	11,955
Beneficial Bancorp, Inc. (a)	7,969	99,533
Berkshire Hills Bancorp, Inc.	2,850	81,168
BofI Holding, Inc. (a)	1,475	155,922
Brookline Bancorp, Inc.	6,750	76,208
BSB Bancorp, Inc. (a)	779	17,224
Capitol Federal Financial, Inc.	13,573	163,419
Charter Financial Corp.	1,644	20,402
Clifton Bancorp, Inc. (b)	2,565	35,884
Dime Community Bancshares, Inc.	3,004	50,888
EverBank Financial Corp.	9,327	183,276
First Defiance Financial Corp.	882	33,101
Flagstar Bancorp, Inc. (a)	1,969	36,387

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Flushing Financial Corp.	2,836	$59,584
Fox Chase Bancorp, Inc.	1,157	19,576
Heritage Financial Group, Inc.	893	26,951
Hingham Institution for Savings	127	14,619
HomeStreet, Inc. (a)	2,128	48,561
HomeTrust Bancshares, Inc. (a)	1,910	32,012
Investors Bancorp, Inc.	33,589	413,145
Meridian Bancorp, Inc. (a)	5,288	70,912
Meta Financial Group, Inc.	674	28,928
Northfield Bancorp, Inc.	4,515	67,951
OceanFirst Financial Corp.	1,236	23,051
Oritani Financial Corp.	4,242	68,084
Pacific Premier Bancorp, Inc. (a)	2,055	34,853
Provident Financial Services, Inc.	6,319	119,998
Sterling Bancorp/DE	8,766	128,860
Territorial Bancorp, Inc.	809	19,626
United Community Financial Corp.	4,903	26,231
United Financial Bancorp, Inc.	4,740	63,753
Washington Federal, Inc.	9,138	213,372
Waterstone Financial, Inc.	2,899	38,267
WSFS Financial Corp.	2,735	74,802

		2,777,758

		43,854,621

Industrial — 12.3%
Aerospace & Defense — 1.3%
AAR Corp.	3,419	108,964
Aerojet Rocketdyne Holdings, Inc. (a)	6,033	124,340
Aerovironment, Inc. (a)	1,867	48,691
Astronics Corp. (a)	1,838	130,296
Cubic Corp.	2,088	99,347
Curtiss-Wright Corp.	4,583	331,993
Ducommun, Inc. (a)	1,050	26,953
Esterline Technologies Corp. (a)	2,998	285,829
HEICO Corp. (b)	1,854	108,088
HEICO Corp. Class A	3,847	195,312
Kaman Corp.	2,605	109,254
KLX, Inc. (a)	5,083	224,313
Kratos Defense & Security Solutions, Inc. (a)	4,310	27,153
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	2,260	86,445
Moog, Inc. Class A (a)	3,732	263,778
Teledyne Technologies, Inc. (a)	3,406	359,367

		2,530,123

Building Materials — 1.1%
AAON, Inc.	3,943	88,796
Apogee Enterprises, Inc.	2,812	148,024
Boise Cascade Co. (a)	3,808	139,678
Builders FirstSource, Inc. (a)	4,498	57,754
Comfort Systems USA, Inc.	3,590	82,391

	Number of Shares	Value
Continental Building Products, Inc. (a)	3,033	$64,269
Drew Industries, Inc.	2,309	133,968
Gibraltar Industries, Inc. (a)	2,984	60,784
Louisiana-Pacific Corp. (a)	13,727	233,771
LSI Industries, Inc.	2,153	20,109
Masonite International Corp. (a)	2,913	204,230
NCI Building Systems, Inc. (a)	2,615	39,408
Nortek, Inc. (a)	932	77,477
Patrick Industries, Inc. (a)	1,224	46,573
PGT, Inc. (a)	4,591	66,615
Ply Gem Holdings, Inc. (a)	2,025	23,875
Quanex Building Products Corp.	3,264	69,948
Simpson Manufacturing Co., Inc.	4,030	137,020
Stock Building Supply Holdings, Inc. (a)	1,434	28,035
Summit Materials, Inc. (a)	2,464	62,832
Trex Co., Inc. (a)	3,090	152,739
Universal Forest Products, Inc.	1,938	100,834
US Concrete, Inc. (a)	1,408	53,349

		2,092,479

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc. (a)	3,938	108,256
Belden, Inc.	4,108	333,693
Encore Wire Corp.	1,998	88,491
EnerSys	4,284	301,122
Generac Holdings, Inc. (a) (b)	6,662	264,814
General Cable Corp.	4,712	92,968
GrafTech International Ltd. (a)	11,639	57,729
Graham Corp.	995	20,388
Greatbatch, Inc. (a)	2,465	132,913
Insteel Industries, Inc.	1,771	33,118
Littelfuse, Inc.	2,174	206,291
Powell Industries, Inc.	850	29,895
PowerSecure International Inc. (a)	2,144	31,645
Universal Display Corp. (a)	3,874	200,402
Vicor Corp. (a)	1,543	18,809

		1,920,534

Electronics — 2.1%
Allied Motion Technologies, Inc.	602	13,521
American Science & Engineering, Inc.	699	30,623
Analogic Corp.	1,194	94,207
Applied Optoelectronics, Inc. (a) (b)	1,495	25,953
AVX Corp.	4,444	59,816
Badger Meter, Inc.	1,394	88,505
Bel Fuse, Inc. Class B	986	20,233
Benchmark Electronics, Inc. (a)	5,042	109,815
Brady Corp. Class A	4,603	113,878
Checkpoint Systems, Inc.	4,050	41,229
Coherent, Inc. (a)	2,295	145,687
Control4 Corp. (a) (b)	2,007	17,842
CTS Corp.	3,193	61,529

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daktronics, Inc.	3,753	$44,511
Fabrinet (a)	3,439	64,412
Faro Technologies, Inc. (a)	1,674	78,176
FEI Co.	4,003	331,969
Fluidigm Corp. (a)	2,807	67,929
II-VI, Inc. (a)	5,050	95,849
Imax Corp. (a)	5,818	234,291
Imprivata, Inc. (a)	876	14,331
InvenSense, Inc. (a) (b)	7,463	112,691
Itron, Inc. (a)	3,704	127,566
Kimball Electronics, Inc. (a)	2,810	40,998
Knowles Corp. (a)	8,199	148,402
Mesa Laboratories, Inc.	281	24,981
Methode Electronics, Inc.	3,694	101,400
Multi-Fineline Electronix, Inc. (a)	837	18,297
Newport Corp. (a)	3,837	72,750
NVE Corp.	476	37,318
OSI Systems, Inc. (a)	1,907	134,997
Park Electrochemical Corp.	1,963	37,611
Plexus Corp. (a)	3,234	141,908
Rofin-Sinar Technologies, Inc. (a)	2,713	74,879
Rogers Corp. (a)	1,794	118,655
Sanmina Corp. (a)	7,958	160,433
Sparton Corp. (a)	922	25,189
Stoneridge, Inc. (a)	2,749	32,191
Taser International, Inc. (a) (b)	5,150	171,547
TTM Technologies, Inc. (a)	5,672	56,663
Vishay Intertechnology, Inc.	13,049	152,412
Vishay Precision Group, Inc. (a)	1,183	17,816
Watts Water Technologies, Inc. Class A	2,713	140,669
Woodward, Inc.	6,292	345,997
Zagg, Inc. (a)	2,846	22,540

		4,072,216

Engineering & Construction — 0.6%
Aegion Corp. (a)	3,529	66,839
Argan, Inc.	1,242	50,090
Dycom Industries, Inc. (a)	3,283	193,204
EMCOR Group, Inc.	6,027	287,910
Granite Construction, Inc.	3,786	134,441
McDermott International, Inc. (a) (b)	22,986	122,745
Mistras Group, Inc. (a)	1,618	30,710
MYR Group, Inc. (a)	2,010	62,230
Orion Marine Group, Inc. (a)	2,705	19,530
Tutor Perini Corp. (a)	3,612	77,947
VSE Corp.	396	21,190

		1,066,836

Environmental Controls — 0.4%
Calgon Carbon Corp.	5,084	98,528
Casella Waste Systems, Inc. Class A (a)	3,899	21,873
Ceco Environmental Corp.	2,140	24,246

	Number of Shares	Value
Darling International, Inc. (a)	15,919	$233,373
Fenix Parts, Inc. (a)	1,329	13,317
Heritage-Crystal Clean, Inc. (a)	1,215	17,861
MSA Safety, Inc.	2,822	136,895
Rentech, Inc. (a)	21,579	23,090
Tetra Technologies, Inc.	5,805	148,840
TRC Cos., Inc. (a)	1,649	16,737
US Ecology, Inc.	2,086	101,630

		836,390

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	4,589	148,363

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,824	76,280
Hyster-Yale Materials Handling, Inc.	913	63,252

		139,532

Machinery – Diversified — 0.7%
Alamo Group, Inc.	932	50,924
Albany International Corp. Class A	2,723	108,375
Altra Industrial Motion Corp.	2,543	69,119
Applied Industrial Technologies, Inc.	3,865	153,247
Briggs & Stratton Corp.	4,300	82,818
Chart Industries, Inc. (a)	2,943	105,212
Columbus McKinnon Corp.	1,966	49,150
DXP Enterprises, Inc. (a)	1,213	56,404
The ExOne Co. (a) (b)	1,086	12,055
Gorman-Rupp Co.	1,860	52,229
Hurco Cos., Inc.	640	22,157
iRobot Corp. (a)	2,861	91,209
Kadant, Inc.	1,053	49,701
Lindsay Corp. (b)	1,137	99,954
NACCO Industries, Inc. Class A	399	24,243
Power Solutions International, Inc. (a) (b)	445	24,039
Proto Labs, Inc. (a) (b)	2,243	151,358
Tennant Co.	1,770	115,652
Twin Disc, Inc.	789	14,707

		1,332,553

Manufacturing — 1.6%
Actuant Corp. Class A	5,739	132,513
American Railcar Industries, Inc. (b)	900	43,776
AZZ, Inc.	2,483	128,619
Barnes Group, Inc.	5,274	205,633
Blount International, Inc. (a)	4,684	51,149
The Brink’s Co.	4,685	137,880
Chase Corp.	661	26,275
CLARCOR, Inc.	4,828	300,495
Core Molding Technologies, Inc. (a)	740	16,902
EnPro Industries, Inc.	2,198	125,770
ESCO Technologies, Inc.	2,507	93,787
Federal Signal Corp.	6,020	89,758
FreightCar America, Inc.	1,154	24,095

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GP Strategies Corp. (a)	1,240	$41,218
Griffon Corp.	3,295	52,456
Handy & Harman Ltd. (a)	253	8,766
Harsco Corp.	7,719	127,363
John Bean Technologies Corp.	2,815	105,816
Koppers Holdings, Inc.	1,959	48,426
LSB Industries, Inc. (a)	1,925	78,617
Lydall, Inc. (a)	1,631	48,212
Matthews International Corp. Class A	3,174	168,666
Myers Industries, Inc.	2,350	44,650
NL Industries, Inc. (a)	768	5,691
Park-Ohio Holdings Corp.	849	41,143
Polypore International, Inc. (a)	4,335	259,580
Raven Industries, Inc.	3,635	73,900
Smith & Wesson Holding Corp. (a) (b)	5,178	85,903
Standex International Corp.	1,230	98,314
Sturm, Ruger & Co., Inc. (b)	1,800	103,410
Tredegar Corp.	2,397	52,998
Trimas Corp. (a)	4,362	129,115
Trinseo SA (a) (b)	1,084	29,095

		2,979,991

Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc.	3,241	95,058
Circor International, Inc.	1,652	90,084
Commercial Metals Co.	11,161	179,469
Global Brass & Copper Holdings, Inc.	2,055	34,955
Haynes International, Inc.	1,211	59,726
L.B. Foster Co. Class A	980	33,918
Lawson Products, Inc. (a)	556	13,055
Mueller Industries, Inc.	5,483	190,370
Mueller Water Products, Inc. Class A	15,497	141,023
NN, Inc.	1,844	47,059
Northwest Pipe Co. (a)	948	19,311
Omega Flex, Inc.	262	9,867
RBC Bearings, Inc. (a)	2,253	161,675
Rexnord Corp. (a)	9,809	234,533
Sun Hydraulics Corp.	2,208	84,147
TimkenSteel Corp.	3,848	103,857
Worthington Industries, Inc.	4,628	139,118

		1,637,225

Packaging & Containers — 0.3%
AEP Industries, Inc. (a)	381	21,031
Berry Plastics Group, Inc. (a)	11,504	372,730
Greif, Inc. Class A	2,969	106,439

		500,200

Transportation — 1.9%
Air Transport Services Group, Inc. (a)	5,089	53,384
ArcBest Corp.	2,509	79,786
Ardmore Shipping Corp.	1,653	20,018
Atlas Air Worldwide Holdings, Inc. (a)	2,409	132,399
Bristow Group, Inc.	3,356	178,875

	Number of Shares	Value
CAI International, Inc. (a)	1,664	$34,262
Celadon Group, Inc.	2,640	54,595
Con-way, Inc.	5,560	213,337
Covenant Transportation Group, Inc. Class A (a)	1,131	28,343
DHT Holdings, Inc.	8,948	69,526
Dorian LPG Ltd. (a)	2,414	40,265
Eagle Bulk Shipping, Inc. (a)	2,149	14,978
Echo Global Logistics, Inc. (a)	2,854	93,212
Era Group, Inc. (a)	1,962	40,182
Forward Air Corp.	2,983	155,891
Frontline Ltd. (a) (b)	10,418	25,420
GasLog Ltd.	4,014	80,079
Golden Ocean Group Ltd. (b)	6,398	24,632
GulfMark Offshore, Inc. Class A (b)	2,448	28,397
Heartland Express, Inc.	4,857	98,257
Hub Group, Inc. Class A (a)	3,476	140,222
Knight Transportation, Inc.	6,032	161,296
Marten Transport Ltd.	2,350	50,995
Matson, Inc.	4,192	176,232
Navios Maritime Acq Corp.	8,117	29,140
Navios Maritime Holdings, Inc.	7,612	28,317
Nordic American Offshore Ltd. (a) (b)	1,754	14,277
Nordic American Tanker Shipping Ltd. (b)	8,593	122,278
PAM Transportation Services, Inc. (a)	282	16,370
PHI, Inc. (a)	1,209	36,294
Quality Distribution, Inc. (a)	2,658	41,093
Radiant Logistics, Inc. (a)	2,606	19,050
Roadrunner Transportation Systems, Inc. (a)	2,700	69,660
Safe Bulkers, Inc.	3,700	11,914
Saia, Inc. (a)	2,396	94,139
Scorpio Bulkers, Inc. (a) (b)	17,406	28,372
Scorpio Tankers, Inc.	17,232	173,871
Ship Finance International Ltd. (b)	5,717	93,301
Swift Transportation Co. (a)	8,514	193,012
Teekay Tankers Ltd. Class A	8,157	53,918
Ultrapetrol Bahamas Ltd. (a) (b)	1,663	1,879
Universal Truckload Services, Inc.	805	17,678
USA Truck, Inc. (a)	947	20,105
UTI Worldwide, Inc. (a)	8,875	88,661
Werner Enterprises, Inc.	4,279	112,324
XPO Logistics, Inc. (a) (b)	6,890	311,290
YRC Worldwide, Inc. (a)	3,102	40,264

		3,611,790

Trucking & Leasing — 0.2%
Aircastle Ltd.	6,011	136,269
TAL International Group, Inc. (b)	3,203	101,215
Textainer Group Holdings Ltd. (b)	2,163	56,260

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Greenbrier Cos., Inc. (b)	2,543	$119,139

		412,883

		23,281,115

Technology — 10.2%
Computers — 2.7%
A10 Networks, Inc. (a)	3,266	21,033
Agilysys, Inc. (a)	1,438	13,201
CACI International, Inc. Class A (a)	2,325	188,069
Carbonite, Inc. (a)	1,793	21,175
Ciber, Inc. (a)	7,591	26,189
Cray, Inc. (a)	3,933	116,063
Datalink Corp. (a)	1,981	17,710
Diebold, Inc.	6,250	218,750
Digimarc Corp. (a) (b)	738	33,313
Dot Hill Systems Corp. (a)	5,859	35,857
Electronics for Imaging, Inc. (a)	4,517	196,535
Engility Holdings, Inc.	1,727	43,451
FleetMatics Group PLC (a) (b)	3,699	173,224
Furmanite Corp. (a)	3,725	30,247
iGATE Corp. (a)	3,482	166,057
Imation Corp. (a)	3,388	13,755
Immersion Corp. (a)	2,655	33,639
j2 Global, Inc.	4,641	315,310
The KEYW Holding Corp. (a) (b)	3,279	30,560
LivePerson, Inc. (a)	5,530	54,249
LogMeIn, Inc. (a)	2,371	152,906
Luxoft Holding, Inc. (a)	1,768	99,980
Manhattan Associates, Inc. (a)	7,106	423,873
MAXIMUS, Inc.	6,347	417,188
Mentor Graphics Corp.	9,662	255,367
Mercury Computer Systems, Inc. (a)	3,252	47,609
MTS Systems Corp.	1,435	98,943
Netscout Systems, Inc. (a) (b)	3,612	132,452
Nimble Storage, Inc. (a)	4,881	136,961
Quantum Corp. (a)	20,533	34,496
RealD, Inc. (a)	3,916	48,284
Science Applications International Corp.	4,435	234,390
Silicon Graphics International Corp. (a) (b)	3,415	22,095
Silver Spring Networks, Inc. (a)	3,535	43,869
Stratasys Ltd. (a)	4,906	171,367
Super Micro Computer, Inc. (a)	3,536	104,595
Sykes Enterprises, Inc. (a)	3,753	91,010
Synaptics, Inc. (a)	3,546	307,562
Syntel, Inc. (a)	3,022	143,485
Unisys Corp. (a)	4,811	96,172
Varonis Systems, Inc. (a) (b)	862	19,042
Violin Memory, Inc. (a) (b)	8,769	21,484
Virtusa Corp. (a)	2,856	146,799

		4,998,316

	Number of Shares	Value
Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	3,931	$29,915
Eastman Kodak Co. (a) (b)	1,684	28,291

		58,206

Semiconductors — 2.9%
Advanced Micro Devices, Inc. (a)	61,286	147,086
Alpha & Omega Semiconductor Ltd. (a)	2,212	19,333
Ambarella, Inc. (a) (b)	3,018	309,918
Amkor Technology, Inc. (a)	9,531	56,995
Applied Micro Circuits Corp. (a)	7,847	52,967
Axcelis Technologies, Inc. (a)	10,633	31,474
Brooks Automation, Inc.	6,483	74,230
Cabot Microelectronics Corp. (a)	2,386	112,405
Cascade Microtech, Inc. (a)	1,284	19,549
Cavium, Inc. (a)	5,328	366,620
Ceva, Inc. (a)	1,984	38,549
Cirrus Logic, Inc. (a)	6,092	207,311
Cohu, Inc.	2,466	32,625
Diodes, Inc. (a)	3,611	87,061
DSP Group, Inc. (a)	2,169	22,406
EMCORE Corp. (a)	2,394	14,412
Entegris, Inc. (a)	13,502	196,724
Exar Corp. (a)	3,788	37,047
Fairchild Semiconductor International, Inc. (a)	11,216	194,934
Formfactor, Inc. (a)	5,614	51,649
GSI Group, Inc. (a)	3,312	49,779
Inphi Corp. (a)	3,689	84,331
Integrated Device Technology, Inc. (a)	14,291	310,115
Integrated Silicon Solution, Inc.	3,059	67,726
Intersil Corp. Class A	12,738	159,352
IXYS Corp.	2,394	36,628
Kopin Corp. (a)	6,572	22,673
Lattice Semiconductor Corp. (a)	11,251	66,268
Mattson Technology, Inc. (a)	7,211	24,157
MaxLinear, Inc. Class A (a)	4,981	60,270
Micrel, Inc.	4,358	60,576
Microsemi Corp. (a)	9,167	320,387
MKS Instruments, Inc.	5,138	194,936
Monolithic Power Systems, Inc.	3,815	193,459
Nanometrics, Inc. (a)	2,286	36,850
OmniVision Technologies, Inc. (a)	5,626	147,373
Pericom Semiconductor Corp.	2,129	27,996
Photronics, Inc. (a)	6,396	60,826
PMC-Sierra, Inc. (a)	16,796	143,774
Power Integrations, Inc.	2,834	128,040
QLogic Corp. (a)	8,408	119,310
Rambus, Inc. (a)	11,121	161,143
Rovi Corp. (a)	8,517	135,846
Rudolph Technologies, Inc. (a)	3,077	36,955
Semtech Corp. (a)	6,395	126,941

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sigma Designs, Inc. (a)	3,411	$40,693
Silicon Laboratories, Inc. (a)	4,113	222,143
Tessera Technologies, Inc.	5,067	192,445
Ultra Clean Holdings, Inc. (a)	2,958	18,428
Ultratech, Inc. (a)	2,625	48,720
Veeco Instruments, Inc. (a)	3,890	111,799
Xcerra Corp. (a)	5,236	39,637

		5,522,871

Software — 4.6%
2U, Inc. (a)	2,308	74,295
ACI Worldwide, Inc. (a)	11,264	276,756
Actua Corp. (a)	3,889	55,457
Acxiom Corp. (a)	7,517	132,149
Advent Software, Inc.	5,098	225,383
Amber Road, Inc. (a)	1,700	11,934
American Software, Inc. Class A	2,464	23,408
Apigee Corp. (a)	493	4,895
Aspen Technology, Inc. (a)	8,223	374,558
AVG Technologies NV (a)	3,942	107,262
Avid Technology, Inc. (a)	3,116	41,567
Benefitfocus, Inc. (a) (b)	759	33,282
Blackbaud, Inc.	4,513	257,015
Bottomline Technologies, Inc. (a)	3,965	110,267
BroadSoft, Inc. (a)	2,832	97,902
Callidus Software, Inc. (a)	5,333	83,088
Castlight Health, Inc. (a)	3,253	26,479
Code Rebel Corp. (a)	103	3,334
CommVault Systems, Inc. (a)	4,355	184,696
Computer Programs & Systems, Inc.	1,096	58,548
Cornerstone OnDemand, Inc. (a)	5,195	180,786
CSG Systems International, Inc.	3,156	99,919
Cvent, Inc. (a)	2,249	57,979
Demandware, Inc. (a)	3,216	228,593
Digi International, Inc. (a)	2,357	22,509
Digital Turbine, Inc. (a)	4,690	14,164
Ebix, Inc. (b)	2,582	84,199
Envestnet, Inc. (a)	3,422	138,351
EPAM Systems, Inc. (a)	4,711	335,565
EPIQ Systems, Inc.	3,085	52,075
Everyday Health, Inc. (a)	2,078	26,557
Fair Isaac Corp.	2,989	271,341
Five9, Inc. (a)	2,281	11,930
Globant SA (a)	1,471	44,763
Glu Mobile, Inc. (a) (b)	11,591	71,980
Guidance Software, Inc. (a) (b)	1,879	15,915
Guidewire Software, Inc. (a)	6,768	358,230
Hortonworks, Inc. (a) (b)	746	18,889
HubSpot, Inc. (a)	1,812	89,839
Imperva, Inc. (a)	2,546	172,364
inContact, Inc. (a)	5,921	58,440
Infoblox, Inc. (a)	5,456	143,002
InnerWorkings, Inc. (a)	3,709	24,739
Interactive Intelligence Group, Inc. (a)	1,671	74,309
Jive Software, Inc. (a)	4,485	23,546
ManTech International Corp. Class A	2,352	68,208

	Number of Shares	Value
MedAssets, Inc. (a)	5,815	$128,279
Medidata Solutions, Inc. (a)	5,324	289,200
MicroStrategy, Inc. Class A (a)	899	152,902
MobileIron, Inc. (a) (b)	3,744	22,127
Model N, Inc. (a)	1,979	23,570
Monotype Imaging Holdings, Inc.	3,838	92,534
New Relic, Inc. (a)	537	18,897
Omnicell, Inc. (a)	3,490	131,608
Park City Group, Inc. (a) (b)	1,042	12,910
Paycom Software, Inc. (a)	3,039	103,782
PDF Solutions, Inc. (a)	2,600	41,600
Pegasystems, Inc.	3,438	78,696
Press Ganey Holdings, Inc. (a)	986	28,269
Progress Software Corp. (a)	4,862	133,705
Proofpoint, Inc. (a)	3,797	241,755
PROS Holdings, Inc. (a)	2,332	49,229
QAD, Inc.	984	26,007
QLIK Technologies, Inc. (a)	8,794	307,438
Quality Systems, Inc.	4,812	79,735
Qualys, Inc. (a) (b)	2,394	96,598
Rally Software Development Corp. (a)	2,463	47,905
RealPage, Inc. (a)	5,132	97,867
Rocket Fuel, Inc. (a) (b)	2,542	20,844
Sapiens International Corp. NV (b)	2,294	23,812
SciQuest, Inc. (a)	2,600	38,506
Seachange International, Inc. (a)	3,222	22,586
Synchronoss Technologies, Inc. (a)	3,734	170,756
SYNNEX Corp.	2,769	202,663
Take-Two Interactive Software, Inc. (a)	8,149	224,668
Tangoe, Inc./CT (a)	3,720	46,798
TiVo, Inc. (a)	9,284	94,140
Tyler Technologies, Inc. (a)	3,241	419,321
Verint Systems, Inc. (a)	5,923	359,793
Workiva, Inc. (a)	669	9,252

		8,708,219

		19,287,612

Utilities — 3.1%
Electric — 1.8%
Abengoa Yield plc (b)	4,724	147,956
Allete, Inc.	4,696	217,847
Ameresco, Inc. Class A (a)	2,062	15,774
Atlantic Power Corp. (b)	12,011	36,994
Avista Corp.	6,026	184,697
Black Hills Corp.	4,318	188,481
Cleco Corp.	5,821	313,461
Dynegy, Inc. (a)	12,346	361,120
El Paso Electric Co.	3,892	134,897
The Empire District Electric Co. (b)	4,197	91,495
EnerNOC, Inc. (a)	2,645	25,657
Genie Energy Ltd. Class B	1,207	12,637

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDACORP, Inc.	4,847	$272,111
MGE Energy, Inc.	3,336	129,203
NorthWestern Corp.	4,533	220,984
NRG Yield, Inc. (b)	3,325	73,117
NRG Yield, Inc. Class C (b)	3,333	72,959
Ormat Technologies, Inc. (b)	3,581	134,932
Otter Tail Corp.	3,619	96,265
Portland General Electric Co.	7,551	250,391
Spark Energy, Inc. Class A	230	3,625
Talen Energy Corp. (a)	8,039	137,949
UIL Holdings Corp.	5,453	249,856
Unitil Corp.	1,329	43,884

		3,416,292

Gas — 1.1%
Chesapeake Utilities Corp.	1,450	78,082
The Laclede Group, Inc.	4,173	217,246
New Jersey Resources Corp.	8,249	227,260
Northwest Natural Gas Co.	2,638	111,271
ONE Gas, Inc.	5,067	215,652
Piedmont Natural Gas Co., Inc. (b)	7,588	267,932
PNM Resources, Inc.	7,678	188,879
South Jersey Industries, Inc.	6,623	163,787
Southwest Gas Corp.	4,514	240,190
WGL Holdings, Inc.	4,790	260,049

		1,970,348

Water — 0.2%
American States Water Co.	3,647	136,361
Artesian Resources Corp. Class A	758	15,986
California Water Service Group	4,618	105,521
Connecticut Water Service, Inc.	1,061	36,244
Consolidated Water Co., Inc.	1,421	17,905
Middlesex Water Co.	1,532	34,562
Pico Holdings, Inc. (a)	2,185	32,163
SJW Corp.	1,516	46,526
The York Water Co.	1,249	26,054

		451,322

		5,837,962

TOTAL COMMON STOCK (Cost $162,444,363)		181,915,077

TOTAL EQUITIES (Cost $162,444,363)		181,915,077

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Magnum Hunter Resources Corp., Expires 4/15/16 Strike 8.50 (a) (b) (c)	1,428	-

TOTAL WARRANTS (Cost $0)		-

	Number of Shares	Value

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
BioScrip, Inc., Expires 7/27/15 (a) (c)	20	$-

TOTAL RIGHTS (Cost $0)		-

MUTUAL FUNDS — 11.2%
Diversified Financial — 11.2%
State Street Navigator Securities Lending Prime Portfolio (d)	21,076,600	21,076,600

TOTAL MUTUAL FUNDS (Cost $21,076,600)		21,076,600

TOTAL LONG-TERM INVESTMENTS (Cost $183,520,963)		202,991,677

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (e)	$9,223,554	9,223,554

Time Deposits — 0.1%
Euro Time Deposit 0.010% 7/01/15	254,446	254,446

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (f) 0.000% 10/08/15	440,000	439,946

TOTAL SHORT-TERM INVESTMENTS (Cost $9,917,946)		9,917,946

TOTAL INVESTMENTS — 112.7% (Cost $193,438,909) (g)		212,909,623

Other Assets/(Liabilities) — (12.7)%		(23,981,299)

NET ASSETS — 100.0%		$188,928,324

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $20,447,639 or 10.82% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $9,223,557. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $9,411,693.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.5%
Basic Materials — 2.9%
Chemicals — 2.0%
Celanese Corp. Series A	142,000	$10,206,960
CF Industries Holdings, Inc.	55,679	3,579,046
Cytec Industries, Inc.	130,064	7,872,774
RPM International, Inc.	319,000	15,621,430
The Sherwin-Williams Co.	32,399	8,910,373

		46,190,583

Mining — 0.9%
Franco-Nevada Corp. (a)	301,000	14,355,941
Franco-Nevada Corp.	18,000	857,700
Silver Wheaton Corp.	302,000	5,236,680

		20,450,321

		66,640,904

Communications — 6.6%
Internet — 3.6%
Akamai Technologies, Inc. (b)	235,152	16,418,313
Cogent Communications Group, Inc.	114,115	3,861,651
Coupons.com, Inc. (a) (b)	260,000	2,805,400
Dropbox, Inc. (c)	32,717	624,934
GrubHub, Inc. (b)	101,000	3,441,070
LinkedIn Corp. Class A (b)	18,000	3,719,340
Netflix, Inc. (b)	11,000	7,226,340
Rackspace Hosting, Inc. (b)	251,000	9,334,690
TripAdvisor, Inc. (b)	71,000	6,186,940
VeriSign, Inc. (a) (b)	355,000	21,910,600
Zillow Group, Inc. Class A (a) (b)	74,000	6,418,760

		81,948,038

Media — 0.5%
FactSet Research Systems, Inc.	71,000	11,538,210

Telecommunications — 2.5%
DigitalGlobe, Inc. (b)	365,000	10,143,350
JDS Uniphase Corp. (b)	851,000	9,854,580
Motorola Solutions, Inc.	213,000	12,213,420
Palo Alto Networks, Inc. (b)	25,000	4,367,500
T-Mobile US, Inc. (b)	567,000	21,982,590

		58,561,440

		152,047,688

Consumer, Cyclical — 16.4%
Airlines — 0.6%
American Airlines Group, Inc.	185,773	7,418,845
Spirit Airlines, Inc. (b)	90,776	5,637,189

		13,056,034

Apparel — 0.9%
Hanesbrands, Inc.	425,000	14,161,000
Wolverine World Wide, Inc.	230,000	6,550,400

		20,711,400

	Number of Shares	Value
Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a) (b)	32,000	$8,584,320

Automotive & Parts — 0.6%
BorgWarner, Inc.	142,000	8,071,280
WABCO Holdings, Inc. (b)	53,000	6,557,160

		14,628,440

Distribution & Wholesale — 0.6%
Fastenal Co. (a)	177,000	7,465,860
LKQ Corp. (b)	222,717	6,736,076

		14,201,936

Home Furnishing — 0.6%
Harman International Industries, Inc.	122,580	14,579,665

Leisure Time — 2.3%
Brunswick Corp.	123,955	6,304,351
Harley-Davidson, Inc.	137,000	7,719,950
Norwegian Cruise Line Holdings Ltd. (b)	539,000	30,205,560
Royal Caribbean Cruises Ltd.	124,000	9,757,560

		53,987,421

Lodging — 1.2%
Choice Hotels International, Inc.	213,000	11,555,250
Marriott International, Inc. Class A	178,000	13,241,420
MGM Resorts International (b)	109,570	1,999,653

		26,796,323

Retail — 9.0%
AutoZone, Inc. (b)	36,000	24,008,400
CarMax, Inc. (b)	514,000	34,031,940
Chipotle Mexican Grill, Inc. (b)	8,809	5,329,357
Copart, Inc. (b)	141,676	5,026,664
Dollar General Corp.	273,660	21,274,328
Dollar Tree, Inc. (b)	42,080	3,323,899
DSW, Inc. Class A	183,299	6,116,688
Dunkin’ Brands Group, Inc. (a)	76,878	4,228,290
GNC Holdings, Inc. Class A	111,054	4,939,682
L Brands, Inc.	208,199	17,848,900
Lululemon Athletica, Inc. (a) (b)	53,592	3,499,558
The Michaels Cos., Inc. (b)	312,000	8,395,920
O’Reilly Automotive, Inc. (b)	150,506	34,011,346
PVH Corp.	89,000	10,252,800
Rite Aid Corp. (b)	1,950,000	16,282,500
Ross Stores, Inc.	161,496	7,850,321

		206,420,593

Textiles — 0.2%
Cintas Corp.	45,775	3,872,107

		376,838,239

Consumer, Non-cyclical — 25.7%
Beverages — 0.4%
Brown-Forman Corp. Class B	54,594	5,469,227

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Green Mountain, Inc.	18,000	$1,379,340
Monster Beverage Corp. (b)	25,509	3,418,716

		10,267,283

Biotechnology — 3.2%
Alkermes PLC (b)	429,530	27,635,960
Illumina, Inc. (b)	79,008	17,252,187
Incyte Corp. (b)	192,296	20,039,166
Vertex Pharmaceuticals, Inc. (b)	71,000	8,767,080

		73,694,393

Commercial Services — 8.5%
Alliance Data Systems Corp. (b)	32,551	9,502,939
Aramark	371,000	11,489,870
Bright Horizons Family Solutions, Inc. (b)	79,927	4,619,781
CEB, Inc.	45,482	3,959,663
CoreLogic, Inc. (b)	425,000	16,868,250
Equifax, Inc.	263,091	25,543,505
Euronet Worldwide, Inc. (b)	11,747	724,790
Gartner, Inc. (b)	178,322	15,296,461
Global Payments, Inc.	303,424	31,389,213
KAR Auction Services, Inc.	102,211	3,822,692
Manpower, Inc.	124,000	11,083,120
PAREXEL International Corp. (b)	89,656	5,765,777
Towers Watson & Co. Class A	106,000	13,334,800
TransUnion (b)	71,200	1,787,120
Vantiv, Inc. Class A (b)	573,581	21,905,058
Verisk Analytics, Inc. Class A (b)	248,000	18,044,480
Wework Cos., Inc. Class A (c)	47,262	1,554,427

		196,691,946

Foods — 2.2%
Sprouts Farmers Market, Inc. (b)	354,000	9,550,920
The Hain Celestial Group, Inc. (b)	92,136	6,068,077
TreeHouse Foods, Inc. (b)	89,000	7,211,670
United Natural Foods, Inc. (b)	74,474	4,742,504
WhiteWave Foods Co. (b)	319,000	15,592,720
Whole Foods Market, Inc.	177,000	6,980,880

		50,146,771

Health Care – Products — 5.0%
Bruker Corp. (b)	666,000	13,593,060
The Cooper Cos., Inc.	167,240	29,763,703
Dexcom, Inc. (b)	53,105	4,247,338
Henry Schein, Inc. (b)	142,000	20,181,040
Hologic, Inc. (b)	178,000	6,774,680
IDEXX Laboratories, Inc. (b)	177,000	11,352,780
Intuitive Surgical, Inc. (b)	48,000	23,256,000
West Pharmaceutical Services, Inc.	84,900	4,930,992

		114,099,593

Health Care – Services — 3.5%
Catalent, Inc. (b)	465,000	13,638,450
Centene Corp. (b)	126,781	10,193,192

	Number of Shares	Value
Envision Healthcare Holdings, Inc. (b)	242,000	$9,554,160
HealthSouth Corp.	114,461	5,272,074
Humana, Inc.	23,527	4,500,245
MEDNAX, Inc. (b)	265,195	19,653,601
Molina Healthcare, Inc. (b)	37,946	2,667,604
Universal Health Services, Inc. Class B	114,734	16,303,701

		81,783,027

Pharmaceuticals — 2.9%
Alnylam Pharmaceuticals, Inc. (b)	36,000	4,315,320
BioMarin Pharmaceutical, Inc. (b)	29,877	4,086,576
DENTSPLY International, Inc.	355,000	18,300,250
Hospira, Inc. (b)	213,000	18,895,230
Mead Johnson Nutrition Co.	28,734	2,592,382
Medivation, Inc. (b)	27,362	3,124,740
Mylan NV (b)	40,439	2,744,191
Perrigo Co. PLC	28,523	5,271,906
Sirona Dental Systems, Inc. (b)	71,000	7,129,820

		66,460,415

		593,143,428

Energy — 3.5%
Coal — 0.3%
CONSOL Energy, Inc.	319,000	6,935,060

Oil & Gas — 3.2%
Carrizo Oil & Gas, Inc. (b)	131,801	6,489,881
Cimarex Energy Co.	71,000	7,832,010
Concho Resources, Inc. (b)	106,000	12,069,160
Continental Resources, Inc. (b)	91,468	3,877,329
EQT Corp.	248,000	20,172,320
InterOil Corp. (b)	32,840	1,976,968
Pioneer Natural Resources Co.	53,000	7,350,570
Range Resources Corp.	284,000	14,023,920

		73,792,158

		80,727,218

Financial — 9.1%
Banks — 0.4%
Signature Bank (b)	50,155	7,342,190
SVB Financial Group (b)	20,196	2,907,820

		10,250,010

Diversified Financial — 4.7%
CBOE Holdings, Inc.	283,000	16,193,260
E*TRADE Financial Corp. (b)	226,581	6,786,101
FNF Group	710,000	26,262,900
IntercontinentalExchange, Inc.	75,000	16,770,750
LPL Financial Holdings, Inc. (a)	248,000	11,529,520
Raymond James Financial, Inc.	162,605	9,688,006
TD Ameritrade Holding Corp.	497,000	18,299,540
WisdomTree Investments, Inc. (a)	159,966	3,513,653

		109,043,730

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 3.1%
Allied World Assurance Co. Holdings Ltd.	89,439	$3,865,554
Aon PLC	81,862	8,160,004
HCC Insurance Holdings, Inc.	284,000	21,822,560
The Progressive Corp.	537,000	14,944,710
Willis Group Holdings PLC	461,000	21,620,900

		70,413,728

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	120,000	20,520,000

		210,227,468

Industrial — 17.8%
Building Materials — 0.8%
Eagle Materials, Inc.	65,689	5,014,041
Martin Marietta Materials, Inc.	89,000	12,594,390

		17,608,431

Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	88,000	15,838,240
AMETEK, Inc.	323,000	17,693,940
Mobileye NV (a) (b)	131,000	6,965,270

		40,497,450

Electronics — 4.2%
Agilent Technologies, Inc.	497,000	19,174,260
Allegion PLC	142,000	8,539,880
Amphenol Corp. Class A	118,630	6,876,981
FEI Co.	149,000	12,356,570
Imax Corp. (b)	132,586	5,339,238
Keysight Technologies, Inc. (b)	425,000	13,255,750
Mettler-Toledo International, Inc. (b)	16,000	5,463,360
Sensata Technologies Holding NV (b)	390,000	20,568,600
Trimble Navigation Ltd. (b)	211,000	4,950,060

		96,524,699

Environmental Controls — 0.7%
Stericycle, Inc. (b)	26,916	3,604,322
Waste Connections, Inc.	284,000	13,382,080

		16,986,402

Machinery – Diversified — 3.6%
The Babcock & Wilcox Co. (b)	18,000	590,400
Cognex Corp.	71,000	3,415,100
Graco, Inc.	6,900	490,107
IDEX Corp.	297,000	23,338,260
Nordson Corp.	70,000	5,452,300
Roper Technologies, Inc.	173,601	29,939,229
Wabtec Corp.	98,434	9,276,420
Xylem, Inc.	266,000	9,860,620

		82,362,436

Manufacturing — 4.5%
Colfax Corp. (a) (b)	255,000	11,768,250

	Number of Shares	Value
Pall Corp.	296,000	$36,837,200
Teleflex, Inc. (a)	177,000	23,974,650
Textron, Inc.	709,000	31,642,670

		104,222,770

Metal Fabricate & Hardware — 0.4%
Rexnord Corp. (b)	344,900	8,246,559

Packaging & Containers — 0.5%
Ball Corp.	177,000	12,416,550

Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	184,743	15,165,553
Kansas City Southern	142,000	12,950,400
Kirby Corp. (b)	29,526	2,263,463

		30,379,416

		409,244,713

Technology — 13.5%
Computers — 2.3%
Cadence Design Systems, Inc. (b)	131,877	2,592,702
Fortinet, Inc. (b)	285,906	11,816,495
IHS, Inc. Class A (b)	248,000	31,900,240
Jack Henry & Associates, Inc.	58,054	3,756,094
Synaptics, Inc. (b)	32,095	2,783,760

		52,849,291

Semiconductors — 4.0%
Altera Corp.	638,000	32,665,600
Analog Devices, Inc.	79,229	5,085,313
Atmel Corp.	1,204,000	11,865,420
Avago Technologies Ltd.	22,288	2,962,744
Lam Research Corp.	58,975	4,797,616
Microchip Technology, Inc. (a)	284,000	13,468,700
NXP Semiconductor NV (b)	87,509	8,593,384
Qorvo, Inc. (b)	51,389	4,124,995
Xilinx, Inc.	195,000	8,611,200

		92,174,972

Software — 7.2%
Activision Blizzard, Inc.	163,021	3,946,738
Atlassian Corp. Depository Receipt (c)	58,176	1,105,344
Atlassian Corp. PLC A Depository Receipt (c)	20,905	397,195
Atlassian Corp. PLC Series 1 Depository Receipt (c)	44,531	846,089
Atlassian Series 1 Restricted Depository Receipt (c)	21,728	412,832
Atlassian Series A Preference Depository Receipt (c)	43,021	817,399
CDK Global, Inc.	74,579	4,025,774
Cerner Corp. (b)	62,687	4,329,164
Electronic Arts, Inc. (b)	223,831	14,884,762
Fair Isaac Corp.	47,411	4,303,971

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	178,000	$11,000,400
Fiserv, Inc. (b)	497,000	41,166,510
Guidewire Software, Inc. (b)	25,000	1,323,250
IMS Health Holdings, Inc. (b)	320,000	9,808,000
MSCI, Inc.	301,000	18,526,550
Red Hat, Inc. (b)	351,345	26,677,625
Servicenow, Inc. (b)	64,000	4,755,840
SS&C Technologies Holdings, Inc	142,000	8,875,000
Veeva Systems, Inc. Class A (a) (b)	213,000	5,970,390
Workday, Inc. Class A (b)	25,000	1,909,750

		165,082,583

		310,106,846

TOTAL COMMON STOCK (Cost $1,505,594,194)		2,198,976,504

PREFERRED STOCK — 0.4%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (b) (c)	40,629	776,063
Dropbox, Inc. Series A 1 (b) (c)	199,577	3,812,160
Living Social (b) (c)	586,650	102,488

		4,690,711

Consumer, Non-cyclical — 0.2%
Commercial Services — 0.2%
Wework, Inc. Series D 1 (b) (c)	83,736	2,754,041
Wework, Inc. Series D 2 (b) (c)	65,792	2,163,871

		4,917,912

TOTAL PREFERRED STOCK (Cost $7,978,622)		9,608,623

TOTAL EQUITIES (Cost $1,513,572,816)		2,208,585,127

MUTUAL FUNDS — 5.6%
Diversified Financial — 5.6%
State Street Navigator Securities Lending Prime Portfolio (d)	111,636,131	111,636,131
T. Rowe Price Government Reserve Investment Fund	17,000,623	17,000,623

		128,636,754

TOTAL MUTUAL FUNDS (Cost $128,636,754)		128,636,754

TOTAL LONG-TERM INVESTMENTS (Cost $1,642,209,570)		2,337,221,881

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (e)	$83,401,617	$83,401,617

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	39,914	39,914

TOTAL SHORT-TERM INVESTMENTS (Cost $83,441,531)		83,441,531

TOTAL INVESTMENTS — 105.1% (Cost $1,725,651,101) (f)		2,420,663,412

Other Assets/(Liabilities) — (5.1)%		(117,590,163)

NET ASSETS — 100.0%		$2,303,073,249

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $108,998,777 or 4.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $15,366,843 or 0.67% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $83,401,641. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 6/25/37 – 11/25/38, and an aggregate market value, including accrued interest, of $85,075,990.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.4%
Basic Materials — 2.6%
Chemicals — 1.6%
H.B. Fuller Co.	56,548	$2,296,981
Methanex Corp. (a)	39,900	2,220,834
Minerals Technologies, Inc.	54,738	3,729,300
Platform Specialty Products Corp. (b)	158,718	4,060,007
Sensient Technologies Corp.	28,310	1,934,705

		14,241,827

Forest Products & Paper — 0.4%
KapStone Paper and Packaging Corp.	167,604	3,875,004

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	59,630	1,800,826

Mining — 0.4%
Constellium NV (b)	120,605	1,426,757
US Silica Holdings, Inc. (a)	83,079	2,439,200

		3,865,957

		23,783,614

Communications — 4.5%
Internet — 2.2%
Constant Contact, Inc. (b)	21,771	626,134
Dropbox, Inc. (b) (c)	28,181	538,291
ePlus, Inc. (b)	6,900	528,885
GrubHub, Inc. (b)	113,200	3,856,724
Marketo, Inc. (a) (b)	141,798	3,978,852
Shutterfly, Inc. (b)	48,221	2,305,446
Shutterstock, Inc. (a) (b)	46,409	2,721,423
SPS Commerce, Inc. (b)	56,936	3,746,389
Zillow Group, Inc. Class A (a) (b)	23,146	2,007,684

		20,309,828

Media — 0.7%
FactSet Research Systems, Inc.	21,019	3,415,798
The New York Times Co. Class A	191,200	2,609,880

		6,025,678

Telecommunications — 1.6%
Arista Networks, Inc. (a) (b)	34,197	2,795,263
Ciena Corp. (b)	194,059	4,595,317
DigitalGlobe, Inc. (b)	79,353	2,205,220
Ruckus Wireless, Inc. (b)	174,293	1,802,190
Vonage Holdings Corp. (b)	741,405	3,640,298

		15,038,288

		41,373,794

Consumer, Cyclical — 15.3%
Airlines — 0.2%
JetBlue Airways Corp. (b)	77,660	1,612,222

	Number of Shares	Value
Apparel — 1.6%
Carter’s, Inc.	31,100	$3,305,930
Crocs, Inc. (b)	93,930	1,381,710
Skechers U.S.A., Inc. Class A (b)	30,198	3,315,438
Steven Madden Ltd. (b)	145,752	6,235,271

		14,238,349

Automotive & Parts — 0.4%
Gentherm, Inc. (b)	20,909	1,148,113
Tenneco, Inc. (b)	46,100	2,647,984

		3,796,097

Distribution & Wholesale — 0.5%
Beacon Roofing Supply, Inc. (b)	45,510	1,511,842
HD Supply Holdings, Inc. (b)	76,230	2,681,772

		4,193,614

Entertainment — 1.3%
Churchill Downs, Inc.	21,235	2,655,437
DreamWorks Animation SKG, Inc. Class A (a) (b)	120,465	3,177,867
National CineMedia, Inc.	175,410	2,799,543
Vail Resorts, Inc.	27,500	3,003,000

		11,635,847

Home Builders — 0.3%
Standard Pacific Corp. (b)	339,330	3,023,430

Home Furnishing — 0.3%
La-Z-Boy, Inc.	82,700	2,178,318

Housewares — 0.6%
The Toro Co.	85,525	5,796,884

Leisure Time — 0.9%
Brunswick Corp.	34,471	1,753,195
ClubCorp Holdings, Inc.	69,281	1,654,430
Diamond Resorts International, Inc. (b)	155,982	4,921,232

		8,328,857

Office Furnishings — 0.3%
Steelcase, Inc. Class A	151,054	2,856,431

Retail — 8.4%
Bloomin’ Brands, Inc.	31,500	672,525
Boot Barn Holdings, Inc. (b)	19,500	624,000
Buffalo Wild Wings, Inc. (b)	7,942	1,244,432
Burlington Stores, Inc. (b)	132,264	6,771,917
Casey’s General Stores, Inc.	23,626	2,261,953
The Cheesecake Factory, Inc.	56,380	3,074,683
Chico’s FAS, Inc.	96,200	1,599,806
Chuy’s Holdings, Inc. (a) (b)	131,107	3,512,357
CST Brands, Inc.	53,428	2,086,898
Destination Maternity Corp. (a)	74,100	864,006
Fiesta Restaurant Group, Inc. (b)	74,559	3,727,950
Five Below, Inc. (b)	266,239	10,524,428

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Freshpet, Inc. (a) (b)	69,800	$1,298,280
Haverty Furniture Cos., Inc.	100,300	2,168,486
HSN, Inc.	68,533	4,810,331
Jack in the Box, Inc.	73,581	6,486,901
Kate Spade & Co. (b)	56,767	1,222,761
Krispy Kreme Doughnuts, Inc. (b)	201,425	3,879,445
Panera Bread Co. Class A (b)	17,178	3,002,199
Pier 1 Imports, Inc. (a)	177,300	2,239,299
Red Robin Gourmet Burgers, Inc. (b)	25,369	2,177,168
Restoration Hardware Holdings, Inc. (b)	33,890	3,308,681
Rush Enterprises, Inc. Class A (b)	65,650	1,720,687
Sportsman’s Warehouse Holdings, Inc. (a) (b)	180,490	2,052,171
Texas Roadhouse, Inc.	67,712	2,534,460
Tile Shop Holdings, Inc. (a) (b)	135,367	1,920,858
Tuesday Morning Corp. (b)	110,798	1,248,139
Wingstop, Inc. (b)	2,200	62,480

		77,097,301

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	48,027	2,019,055

Textiles — 0.3%
Tumi Holdings, Inc. (b)	138,765	2,847,458

		139,623,863

Consumer, Non-cyclical — 25.2%
Biotechnology — 1.6%
AMAG Pharmaceuticals, Inc. (b)	19,947	1,377,540
BioCryst Pharmaceuticals, Inc. (a) (b)	101,491	1,515,261
Insmed, Inc. (b)	97,410	2,378,752
Ironwood Pharmaceuticals, Inc. (b)	81,292	980,382
NewLink Genetics Corp. (a) (b)	21,109	934,495
Novavax, Inc. (b)	177,525	1,977,628
PTC Therapeutics, Inc. (b)	36,712	1,766,949
Sangamo Biosciences, Inc. (b)	73,203	811,821
Ultragenyx Pharmaceutical, Inc. (b)	30,799	3,153,510

		14,896,338

Commercial Services — 6.3%
The Advisory Board Co. (b)	2,300	125,741
Cardtronics, Inc. (b)	71,400	2,645,370
CEB, Inc.	38,538	3,355,118
Convergys Corp.	87,665	2,234,581
CoStar Group, Inc. (b)	23,002	4,629,383
Euronet Worldwide, Inc. (b)	58,291	3,596,555
ExamWorks Group, Inc. (b)	243,857	9,534,809
H&E Equipment Services, Inc.	49,577	990,053
Healthcare Services Group, Inc.	100,825	3,332,266
Heartland Payment Systems, Inc.	30,733	1,661,119
Rent-A-Center, Inc.	67,406	1,910,960
TAL Education Group ADR (Cayman Islands) (a) (b)	52,481	1,852,579

	Number of Shares	Value
TriNet Group, Inc. (b)	78,867	$1,999,278
TrueBlue, Inc. (b)	60,615	1,812,388
WEX, Inc. (b)	75,194	8,569,860
WNS Holdings Ltd. ADR (India) (b)	150,608	4,028,764
Xoom Corp. (a) (b)	269,075	5,665,374

		57,944,198

Foods — 1.6%
Greencore Group PLC	661,647	3,262,604
SunOpta, Inc. (b)	429,185	4,605,155
The Hain Celestial Group, Inc. (b)	57,450	3,783,657
TreeHouse Foods, Inc. (b)	32,100	2,601,063

		14,252,479

Health Care – Products — 7.6%
ABIOMED, Inc. (b)	25,705	1,689,590
AngioDynamics, Inc. (b)	114,452	1,877,013
AtriCure, Inc. (b)	128,680	3,170,675
Bio-Techne Corp.	27,700	2,727,619
Cardiovascular Systems, Inc. (b)	32,153	850,447
Cepheid, Inc. (b)	23,187	1,417,885
Cyberonics, Inc. (b)	66,225	3,937,738
Dexcom, Inc. (b)	185,812	14,861,244
Endologix, Inc. (b)	183,090	2,808,601
Globus Medical, Inc. Class A (b)	123,865	3,179,614
HeartWare International, Inc. (b)	39,694	2,885,357
Insulet Corp. (b)	222,683	6,899,833
Intersect ENT, Inc. (b)	157,793	4,517,614
LDR Holding Corp. (b)	245,586	10,621,594
Novadaq Technologies, Inc. (a) (b)	195,800	2,371,138
Quidel Corp. (b)	101,720	2,334,474
Spectranetics Corp. (a) (b)	67,199	1,546,249
Steris Corp.	27,693	1,784,537

		69,481,222

Health Care – Services — 4.3%
Acadia Healthcare Co., Inc. (b)	174,755	13,688,559
Adeptus Health, Inc. Class A (a) (b)	14,653	1,391,888
Centene Corp. (b)	23,239	1,868,416
Envision Healthcare Holdings, Inc. (b)	69,575	2,746,821
HealthSouth Corp.	73,009	3,362,795
Kindred Healthcare, Inc.	156,255	3,170,414
LifePoint Health, Inc. (b)	45,025	3,914,924
Surgical Care Affiliates, Inc. (b)	110,266	4,232,009
Teladoc, Inc. (b)	3,600	68,400
WellCare Health Plans, Inc. (b)	59,240	5,025,329

		39,469,555

Pharmaceuticals — 3.6%
Achillion Pharmaceuticals, Inc. (b)	78,939	699,400
Aerie Pharmaceuticals, Inc. (a) (b)	104,658	1,847,214
Agios Pharmaceuticals, Inc. (a) (b)	15,201	1,689,439
Akorn, Inc. (b)	79,206	3,458,134
Alnylam Pharmaceuticals, Inc. (b)	9,132	1,094,653

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Anacor Pharmaceuticals, Inc. (b)	39,954	$3,093,638
BioDelivery Sciences International, Inc. (b)	76,301	607,356
Esperion Therapeutics, Inc. (b)	18,234	1,490,812
Kite Pharma, Inc. (a) (b)	18,591	1,133,493
Ophthotech Corp. (b)	40,862	2,127,276
Orexigen Therapeutics, Inc. (a) (b)	165,772	820,571
Otonomy, Inc. (b)	39,616	910,772
Portola Pharmaceuticals, Inc. (b)	72,139	3,285,931
Regulus Therapeutics, Inc. (a) (b)	55,619	609,584
Relypsa, Inc. (b)	131,606	4,354,843
TESARO, Inc. (a) (b)	69,193	4,067,856
Tetraphase Pharmaceuticals, Inc. (b)	40,321	1,912,828

		33,203,800

Textiles — 0.2%
Samsonite International SA	486,770	1,678,968

		230,926,560

Diversified — 0.9%
Holding Company – Diversified — 0.9%
FCB Financial Holdings, Inc. (b)	95,700	3,043,260
Nomad Foods Ltd. (b)	67,863	1,476,020
Primoris Services Corp.	159,575	3,159,585

		7,678,865

Energy — 2.8%
Energy – Alternate Sources — 1.0%
First Solar, Inc. (b)	54,795	2,574,269
Headwaters, Inc. (b)	228,661	4,166,204
Pattern Energy Group, Inc.	91,030	2,583,431

		9,323,904

Oil & Gas — 1.7%
Carrizo Oil & Gas, Inc. (b)	18,785	924,973
Diamondback Energy, Inc. (b)	77,587	5,848,508
Matador Resources Co. (b)	29,436	735,900
Patterson-UTI Energy, Inc.	109,180	2,054,222
RSP Permian, Inc. (b)	210,697	5,922,693

		15,486,296

Oil & Gas Services — 0.1%
Dril-Quip, Inc. (b)	11,564	870,191

		25,680,391

Financial — 11.9%
Banks — 2.9%
Associated Banc-Corp.	277,970	5,634,452
Bank of the Ozarks, Inc.	64,672	2,958,744
Banner Corp.	54,224	2,598,956
ConnectOne Bancorp, Inc.	61,450	1,323,018
PacWest Bancorp	46,218	2,161,154
PrivateBancorp, Inc.	60,878	2,424,162
South State Corp.	79,047	6,006,782
Texas Capital Bancshares, Inc. (b)	46,600	2,900,384
United Community Banks, Inc.	21,876	456,552

		26,464,204

	Number of Shares	Value
Diversified Financial — 3.3%
Ellie Mae, Inc. (b)	27,400	$1,912,246
Financial Engines, Inc. (a)	98,582	4,187,763
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	249,608	5,004,641
Investment Technology Group, Inc.	40,070	993,736
MarketAxess Holdings, Inc.	59,875	5,554,604
PRA Group, Inc. (a) (b)	136,243	8,489,301
WageWorks, Inc. (b)	34,943	1,413,444
WisdomTree Investments, Inc. (a)	129,518	2,844,863

		30,400,598

Insurance — 2.0%
Argo Group International Holdings Ltd.	70,059	3,902,286
Assured Guaranty Ltd.	155,878	3,739,513
eHealth, Inc. (b)	98,152	1,245,549
First American Financial Corp.	21,800	811,178
Horace Mann Educators Corp.	75,400	2,743,052
MGIC Investment Corp. (b)	195,277	2,222,252
OneBeacon Insurance Group Ltd. Class A	20,087	291,463
Stewart Information Services Corp.	72,400	2,881,520

		17,836,813

Investment Companies — 0.2%
Solar Capital Ltd.	108,380	1,950,840

Real Estate — 1.2%
HFF, Inc.	130,667	5,452,734
Kennedy-Wilson Holdings, Inc.	228,640	5,622,257

		11,074,991

Real Estate Investment Trusts (REITS) — 2.1%
Eastgroup Properties	24,401	1,372,068
First Industrial Realty Trust, Inc.	140,280	2,627,444
MFA Financial, Inc.	351,140	2,594,925
Pebblebrook Hotel Trust	185,269	7,944,335
Redwood Trust, Inc.	150,310	2,359,867
Sovran Self Storage, Inc.	29,900	2,598,609

		19,497,248

Savings & Loans — 0.2%
EverBank Financial Corp.	77,000	1,513,050

		108,737,744

Industrial — 15.9%
Aerospace & Defense — 1.1%
Astronics Corp. (b)	17,081	1,210,872
Curtiss-Wright Corp.	36,700	2,658,548
Esterline Technologies Corp. (b)	1,305	124,419
HEICO Corp. Class A	53,720	2,727,364
Teledyne Technologies, Inc. (b)	34,528	3,643,049

		10,364,252

Building Materials — 2.3%
Apogee Enterprises, Inc.	39,800	2,095,072

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Armstrong World Industries, Inc. (b)	38,350	$2,043,288
Boise Cascade Co. (b)	88,650	3,251,682
Lennox International, Inc.	20,250	2,180,723
Louisiana-Pacific Corp. (b)	80,368	1,368,667
Masonite International Corp. (b)	61,396	4,304,474
Trex Co., Inc. (b)	65,443	3,234,847
USG Corp. (b)	96,055	2,669,368

		21,148,121

Electrical Components & Equipment — 1.9%
Acuity Brands, Inc.	41,977	7,555,020
Belden, Inc.	29,630	2,406,845
Generac Holdings, Inc. (a) (b)	68,106	2,707,214
SunPower Corp. (a) (b)	152,082	4,320,650

		16,989,729

Electronics — 2.3%
FEI Co.	8,500	704,905
GoPro, Inc. (a) (b)	57,097	3,010,154
Imax Corp. (b)	252,262	10,158,591
Rogers Corp. (b)	37,785	2,499,100
Watts Water Technologies, Inc. Class A	80,697	4,184,139

		20,556,889

Engineering & Construction — 0.5%
AECOM (b)	58,869	1,947,387
EMCOR Group, Inc.	54,224	2,590,280

		4,537,667

Environmental Controls — 0.6%
Clean Harbors, Inc. (b)	62,170	3,341,016
US Ecology, Inc.	40,862	1,990,796

		5,331,812

Machinery – Diversified — 2.7%
Altra Industrial Motion Corp.	65,898	1,791,108
Applied Industrial Technologies, Inc.	19,980	792,207
Cognex Corp.	220,925	10,626,492
Lindsay Corp. (a)	22,464	1,974,810
The Middleby Corp. (b)	51,700	5,802,291
Tennant Co.	62,475	4,082,117

		25,069,025

Manufacturing — 0.5%
Actuant Corp. Class A	59,840	1,381,705
John Bean Technologies Corp.	78,625	2,955,514

		4,337,219

Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems, Inc.	86,374	2,533,349
RBC Bearings, Inc. (b)	14,998	1,076,257

		3,609,606

Miscellaneous – Manufacturing — 0.4%
Hexcel Corp.	80,550	4,006,557

	Number of Shares	Value
Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	456,992	$6,365,899

Transportation — 1.9%
Hub Group, Inc. Class A (b)	93,587	3,775,300
Landstar System, Inc.	62,755	4,196,427
Swift Transportation Co. (b)	292,221	6,624,650
UTI Worldwide, Inc. (b)	186,750	1,865,632
XPO Logistics, Inc. (a) (b)	29,773	1,345,144

		17,807,153

Trucking & Leasing — 0.6%
Aircastle Ltd.	143,840	3,260,853
GATX Corp.	46,320	2,461,908

		5,722,761

		145,846,690

Technology — 16.9%
Computers — 3.1%
Cadence Design Systems, Inc. (b)	106,360	2,091,038
FleetMatics Group PLC (a) (b)	43,304	2,027,926
Manhattan Associates, Inc. (b)	63,600	3,793,740
MAXIMUS, Inc.	91,696	6,027,178
Nimble Storage, Inc. (a) (b)	114,871	3,223,280
Stratasys Ltd. (b)	41,200	1,439,116
Virtusa Corp. (b)	187,363	9,630,458

		28,232,736

Semiconductors — 3.3%
Ambarella, Inc. (b)	11,670	1,198,392
Cavium, Inc. (b)	55,774	3,837,809
Entegris, Inc. (b)	260,300	3,792,571
Inphi Corp. (b)	79,773	1,823,611
Mellanox Technologies Ltd. (b)	62,155	3,020,111
Microsemi Corp. (b)	48,105	1,681,270
Monolithic Power Systems, Inc.	41,950	2,127,285
Nanometrics, Inc. (b)	64,510	1,039,901
ON Semiconductor Corp. (b)	265,890	3,108,254
Power Integrations, Inc.	2,661	120,224
Qorvo, Inc. (b)	22,464	1,803,185
Silicon Laboratories, Inc. (b)	57,904	3,127,395
SunEdison Semiconductor Ltd. (a) (b)	65,324	1,128,146
SunEdison, Inc. (b)	74,934	2,241,276

		30,049,430

Software — 10.5%
Allscripts Healthcare Solutions, Inc. (b)	247,030	3,379,370
Apigee Corp. (b)	40,972	406,852
Aspen Technology, Inc. (b)	75,527	3,440,255
Callidus Software, Inc. (b)	203,729	3,174,098
Cornerstone OnDemand, Inc. (b)	72,622	2,527,246
Demandware, Inc. (b)	108,020	7,678,062
Envestnet, Inc. (b)	112,928	4,565,679
Fair Isaac Corp.	13,200	1,198,296
Guidewire Software, Inc. (b)	110,064	5,825,687

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HubSpot, Inc. (b)	171,475	$8,501,730
Imperva, Inc. (b)	38,000	2,572,600
Infoblox, Inc. (b)	154,733	4,055,552
Interactive Intelligence Group, Inc. (b)	35,246	1,567,390
Monotype Imaging Holdings, Inc.	104,525	2,520,098
Paycom Software, Inc. (b)	89,500	3,056,425
Proofpoint, Inc. (b)	57,700	3,673,759
QLIK Technologies, Inc. (b)	93,537	3,270,054
Telogis (b) (c)	251,002	484,434
TiVo, Inc. (b)	253,030	2,565,724
Tyler Technologies, Inc. (b)	86,359	11,173,127
The Ultimate Software Group, Inc. (b)	32,430	5,329,546
Veeva Systems, Inc. Class A (a) (b)	380,792	10,673,600
Verint Systems, Inc. (b)	80,470	4,888,150

		96,527,734

		154,809,900

Utilities — 0.4%
Electric — 0.1%
8Point3 Energy Partners LP (b)	51,800	964,516

Gas — 0.3%
Southwest Gas Corp.	46,500	2,474,266

		3,438,782

TOTAL COMMON STOCK (Cost $739,839,283)		881,900,203

PREFERRED STOCK — 0.7%
Communications — 0.2%
Internet — 0.2%
Veracode, Inc. (b) (c)	30,294	928,814
Zuora, Inc. . Series F (b) (c)	194,983	740,799

		1,669,613

Technology — 0.5%
Software — 0.5%
Cloudera, Inc. Series F (b) (c)	38,099	1,257,267
Docusign, Inc. Series B (b) (c)	1,417	27,055
Docusign, Inc. Series B 1 (b) (c)	424	8,095
Docusign, Inc. Series D (b) (c)	1,018	19,437
Docusign, Inc. Series E (b) (c)	26,333	502,779
Docusign, Inc. Series F (b) (c)	4,129	78,835
Marklogic Corp. Series F (b) (c)	77,018	894,502
NUTANIX, Inc. Series E (b) (c)	40,062	752,765
Telogis (b) (c)	341,823	1,517,694

		5,058,429

TOTAL PREFERRED STOCK (Cost $4,500,737)		6,728,042

TOTAL EQUITIES (Cost $744,340,020)		888,628,245

	Number of Shares	Value
MUTUAL FUNDS — 9.2%
Diversified Financial — 9.2%
iShares Russell 2000 Index Fund (a)	49,340	$6,160,591
State Street Navigator Securities Lending Prime Portfolio (d)	78,086,360	78,086,360

		84,246,951

TOTAL MUTUAL FUNDS (Cost $84,212,275)		84,246,951

TOTAL LONG-TERM INVESTMENTS (Cost $828,552,295)		972,875,196

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (e)	$26,785,611	26,785,611

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/15	10,863	10,863

TOTAL SHORT-TERM INVESTMENTS (Cost $26,796,474)		26,796,474

TOTAL INVESTMENTS — 109.2% (Cost $855,348,769) (f)		999,671,670

Other Assets/(Liabilities) — (9.2)%		(84,344,462)

NET ASSETS — 100.0%		$915,327,208

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $76,255,021 or 8.33% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $7,750,767 or 0.85% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $26,785,618. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates ranging from 6/25/37 – 8/15/39, and an aggregate market value, including accrued interest, of $27,326,943.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.3%
Chemicals — 1.1%
H.B. Fuller Co.	14,550	$591,020

Mining — 1.2%
US Silica Holdings, Inc. (a)	21,377	627,629

		1,218,649

Communications — 5.0%
Internet — 4.2%
Marketo, Inc. (a) (b)	23,743	666,228
Shutterfly, Inc. (b)	12,407	593,179
SPS Commerce, Inc. (b)	14,650	963,970

		2,223,377

Telecommunications — 0.8%
Ruckus Wireless, Inc. (b)	44,846	463,708

		2,687,085

Consumer, Cyclical — 22.6%
Apparel — 2.0%
Skechers U.S.A., Inc. Class A (b)	2,441	267,998
Steven Madden Ltd. (b)	18,586	795,109

		1,063,107

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc. (b)	11,727	389,571

Entertainment — 1.5%
Vail Resorts, Inc.	7,076	772,699

Leisure Time — 0.8%
Brunswick Corp.	8,870	451,128

Office Furnishings — 1.4%
Steelcase, Inc. Class A	38,913	735,845

Retail — 15.2%
Burlington Stores, Inc. (b)	16,055	822,016
Casey’s General Stores, Inc.	6,094	583,439
Chuy’s Holdings, Inc. (a) (b)	33,734	903,734
Fiesta Restaurant Group, Inc. (b)	19,184	959,200
Five Below, Inc. (b)	23,270	919,863
Jack in the Box, Inc.	11,510	1,014,722
Red Robin Gourmet Burgers, Inc. (b)	6,528	560,233
Restoration Hardware Holdings, Inc. (b)	8,741	853,384
Rush Enterprises, Inc. Class A (b)	16,892	442,739
Sportsman’s Warehouse Holdings, Inc. (a) (b)	46,441	528,034
Tile Shop Holdings, Inc. (a) (b)	34,830	494,238

		8,081,602

Storage & Warehousing — 1.0%
Mobile Mini, Inc.	12,358	519,530

		12,013,482

	Number of Shares	Value
Consumer, Non-cyclical — 29.4%
Biotechnology — 3.3%
AMAG Pharmaceuticals, Inc. (b)	5,142	$355,106
Insmed, Inc. (b)	25,064	612,063
NewLink Genetics Corp. (b)	5,440	240,829
Sangamo Biosciences, Inc. (b)	18,835	208,880
Ultragenyx Pharmaceutical, Inc. (b)	3,345	342,495

		1,759,373

Commercial Services — 8.4%
CEB, Inc.	9,940	865,377
Euronet Worldwide, Inc. (b)	14,999	925,438
ExamWorks Group, Inc. (b)	16,842	658,522
H&E Equipment Services, Inc.	12,756	254,737
TAL Education Group ADR (Cayman Islands) (b)	13,504	476,691
TrueBlue, Inc. (b)	15,596	466,320
WEX, Inc. (b)	7,375	840,529

		4,487,614

Health Care – Products — 5.4%
AngioDynamics, Inc. (b)	29,449	482,964
Dexcom, Inc. (b)	8,244	659,355
Endologix, Inc. (b)	19,383	297,335
LDR Holding Corp. (b)	12,657	547,415
Spectranetics Corp. (a) (b)	17,323	398,602
Steris Corp.	7,126	459,200

		2,844,871

Health Care – Services — 5.7%
Acadia Healthcare Co., Inc. (b)	10,663	835,233
Centene Corp. (b)	5,979	480,712
HealthSouth Corp.	18,785	865,237
Surgical Care Affiliates, Inc. (b)	8,148	312,720
WellCare Health Plans, Inc. (b)	6,088	516,445

		3,010,347

Pharmaceuticals — 6.6%
Aerie Pharmaceuticals, Inc. (a) (b)	16,421	289,831
Akorn, Inc. (b)	20,380	889,791
BioDelivery Sciences International, Inc. (a) (b)	19,633	156,279
Esperion Therapeutics, Inc. (b)	4,637	379,121
Kite Pharma, Inc. (a) (b)	4,784	291,680
Ophthotech Corp. (b)	10,514	547,359
Orexigen Therapeutics, Inc. (a) (b)	42,654	211,137
Relypsa, Inc. (b)	23,270	770,004

		3,535,202

		15,637,407

Diversified — 1.5%
Holding Company – Diversified — 1.5%
Primoris Services Corp.	41,059	812,968

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 1.5%
Oil & Gas — 1.5%
Carrizo Oil & Gas, Inc. (b)	4,833	$237,977
Diamondback Energy, Inc. (b)	4,676	352,477
Matador Resources Co. (b)	7,574	189,350

		779,804

Financial — 7.0%
Banks — 4.1%
Bank of the Ozarks, Inc.	16,433	751,810
Banner Corp.	14,041	672,985
South State Corp.	9,878	750,629

		2,175,424

Diversified Financial — 1.0%
MarketAxess Holdings, Inc.	5,780	536,211

Real Estate Investment Trusts (REITS) — 1.9%
Eastgroup Properties	6,278	353,012
Pebblebrook Hotel Trust	15,397	660,223

		1,013,235

		3,724,870

Industrial — 9.7%
Building Materials — 1.9%
Louisiana-Pacific Corp. (b)	20,679	352,163
USG Corp. (b)	24,715	686,830

		1,038,993

Electrical Components & Equipment — 1.2%
Belden, Inc.	7,673	623,278

Electronics — 1.5%
Imax Corp. (b)	19,552	787,359

Engineering & Construction — 1.2%
EMCOR Group, Inc.	13,952	666,487

Environmental Controls — 1.0%
US Ecology, Inc.	10,588	515,847

Machinery – Diversified — 0.9%
Lindsay Corp. (a)	5,780	508,120

Manufacturing — 0.7%
Actuant Corp. Class A	15,397	355,517

Transportation — 1.3%
Hub Group, Inc. Class A (b)	7,175	289,439
Swift Transportation Co. (b)	17,207	390,083

		679,522

		5,175,123

Technology — 19.1%
Computers — 2.7%
MAXIMUS, Inc.	14,650	962,944
Nimble Storage, Inc. (b)	15,895	446,014

		1,408,958

Semiconductors — 4.2%
Cavium, Inc. (b)	14,351	987,492

	Number of Shares	Value
Qorvo, Inc. (b)	5,780	$463,961
Silicon Laboratories, Inc. (b)	14,903	804,911

		2,256,364

Software — 12.2%
Aspen Technology, Inc. (b)	19,433	885,173
Callidus Software, Inc. (b)	52,689	820,895
Cornerstone OnDemand, Inc. (b)	18,778	653,475
Demandware, Inc. (b)	11,560	821,685
Envestnet, Inc. (b)	13,161	532,099
Guidewire Software, Inc. (b)	9,517	503,735
Infoblox, Inc. (b)	39,813	1,043,500
Interactive Intelligence Group, Inc. (b)	9,111	405,166
QLIK Technologies, Inc. (b)	24,067	841,382

		6,507,110

		10,172,432

TOTAL COMMON STOCK (Cost $45,205,457)		52,221,820

TOTAL EQUITIES (Cost $45,205,457)		52,221,820

MUTUAL FUNDS — 6.5%
Diversified Financial — 6.5%
State Street Navigator Securities Lending Prime Portfolio (c)	3,458,779	3,458,779

TOTAL MUTUAL FUNDS (Cost $3,458,779)		3,458,779

TOTAL LONG-TERM INVESTMENTS (Cost $48,664,236)		55,680,599

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, due 7/01/15 (d)	$1,550,555	1,550,555

TOTAL SHORT-TERM INVESTMENTS (Cost $1,550,555)		1,550,555

TOTAL INVESTMENTS — 107.5% (Cost $50,214,791) (e)		57,231,154

Other Assets/(Liabilities) — (7.5)%		(3,988,888)

NET ASSETS — 100.0%		$53,242,266

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $3,375,860 or 6.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,550,556. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $1,585,853.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.4%
Australia — 2.5%
Australia & New Zealand Banking Group Ltd.	50,767	$1,257,975
Goodman Group (a)	144,086	695,267

		1,953,242

Belgium — 1.3%
Solvay SA Class A	7,011	963,677

Brazil — 0.6%
Itau Unibanco Holding SA Sponsored ADR (Brazil)	45,466	497,853

Cayman Islands — 1.5%
Cheung Kong Property Holdings Ltd. (b)	47,196	390,279
CK Hutchison Holdings Ltd.	51,696	761,385

		1,151,664

China — 0.5%
Industrial & Commercial Bank of China	455,000	359,292

Finland — 1.1%
UPM-Kymmene OYJ	49,706	882,099

France — 12.3%
AXA SA	58,129	1,464,878
BNP Paribas	24,480	1,475,975
Cap Gemini SA	7,295	647,159
Gaz De France	39,066	723,946
Publicis Groupe	4,713	348,075
Renault SA	11,673	1,219,092
Societe Generale SA	9,645	449,985
Sodexo SA	6,639	629,986
Thales SA	10,261	620,760
Total SA	40,162	1,954,180

		9,534,036

Germany — 7.4%
Bayer AG	8,664	1,212,334
Brenntag AG	8,681	497,560
Daimler AG	13,073	1,189,355
Deutsche Bank AG	22,633	679,761
Deutsche Telekom AG	21,994	378,634
HeidelbergCement AG	6,842	542,462
Infineon Technologies AG	45,060	559,148
TUI AG	40,000	648,329

		5,707,583

Ireland — 0.9%
Ryanair Holdings PLC Sponsored ADR (Ireland)	9,733	694,450

Italy — 4.6%
Enel SpA	267,203	1,208,070

	Number of Shares	Value
Intesa Sanpaolo SpA	248,022	$898,168
Telecom Italia SpA (b)	689,413	874,512
UniCredit SpA	81,513	546,872

		3,527,622

Japan — 23.2%
Daikin Industries Ltd.	7,600	546,510
Daiwa House Industry Co. Ltd.	40,700	948,156
Dentsu, Inc. (a)	10,600	552,700
Hitachi Ltd.	103,000	678,438
Japan Airlines Co. Ltd.	23,900	833,011
Japan Tobacco, Inc.	16,300	580,088
Kawasaki Heavy Industries Ltd.	122,000	568,709
Mitsubishi Corp.	33,300	731,261
Mitsubishi UFJ Financial Group, Inc.	310,900	2,224,776
Mitsui Fudosan Co. Ltd.	39,000	1,088,855
Mitsui OSK Lines Ltd. (a)	142,000	453,728
Nippon Telegraph & Telephone Corp.	40,000	1,447,672
Nissan Motor Co. Ltd.	76,800	797,756
ORIX Corp.	38,700	577,791
Seven & I Holdings Co. Ltd.	14,800	635,541
Sompo Japan Nipponkoa Holdings, Inc.	24,100	883,696
Sony Corp. (b)	38,900	1,103,876
Sumitomo Mitsui Financial Group, Inc.	19,300	857,585
Toyota Motor Corp.	36,600	2,447,852

		17,958,001

Luxembourg — 1.1%
ArcelorMittal (a)	90,349	879,667

Netherlands — 4.2%
Airbus Group SE	7,140	462,588
ING Groep NV	77,277	1,281,391
Koninklijke KPN NV	232,974	894,131
NN Group NV	22,165	622,542

		3,260,652

Norway — 2.0%
DnB NOR ASA	44,944	748,783
Norsk Hydro ASA	197,369	831,732

		1,580,515

Papua New Guinea — 0.8%
Oil Search Ltd.	107,308	585,894

Republic of Korea — 1.0%
Samsung Electronics Co., Ltd.	700	795,188

Singapore — 1.2%
DBS Group Holdings, Ltd.	58,400	896,087

Spain — 2.0%
Bankia SA (a) (b)	359,109	456,763
Repsol YPF SA	62,356	1,097,685

		1,554,448

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.3%
Electrolux AB Series B	31,964	$1,000,135

Switzerland — 7.5%
Credit Suisse Group	34,175	939,042
Nestle SA	13,103	947,157
Novartis AG	15,951	1,575,526
Roche Holding AG	5,008	1,406,013
Zurich Insurance Group AG	3,008	916,883

		5,784,621

United Kingdom — 20.4%
AstraZeneca PLC	11,631	739,562
Aviva PLC	141,927	1,100,064
BAE Systems PLC	67,549	479,404
Barclays PLC	364,954	1,492,471
BG Group PLC	76,153	1,267,232
BHP Billiton PLC	37,541	737,400
British American Tobacco PLC	14,504	779,490
Dixons Carphone PLC	87,200	620,885
InterContinental Hotels Group PLC	16,477	664,741
Lloyds Banking Group PLC	830,525	1,114,889
National Grid PLC	72,573	933,248
Prudential PLC	59,716	1,440,983
SABMiller PLC	6,977	361,712
Shire Ltd.	9,494	763,158
Vodafone Group PLC	635,840	2,318,615
Wolseley PLC	15,366	979,887

		15,793,741

TOTAL COMMON STOCK (Cost $74,817,098)		75,360,467

PREFERRED STOCK — 0.8%
Germany — 0.8%
Porsche Automobil Holdings SE 2.660%	7,259	611,345

TOTAL PREFERRED STOCK (Cost $726,434)		611,345

TOTAL EQUITIES (Cost $75,543,532)		75,971,812

MUTUAL FUNDS — 3.6%
United States — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	2,806,870	2,806,870

TOTAL MUTUAL FUNDS (Cost $2,806,870)		2,806,870

TOTAL LONG-TERM INVESTMENTS (Cost $78,350,402)		78,778,682

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, 7/01/15 (d)	$2,240,488	$2,240,488

TOTAL REPURCHASE AGREEMENTS (Cost $2,240,488)		2,240,488

TOTAL SHORT-TERM INVESTMENTS (Cost $2,240,488)		2,240,488

TOTAL INVESTMENTS — 104.7% (Cost $80,590,890) (e)		81,019,170

Other Assets/(Liabilities) — (4.7)%		(3,607,259)

NET ASSETS — 100.0%		$77,411,911

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $2,658,598 or 3.43% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,240,489. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $2,288,282.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.0%
Australia — 6.7%
AGL Energy Ltd.	18,327	$218,343
Alumina Ltd.	58,339	68,451
Amcor Ltd.	30,771	325,130
AMP Ltd.	77,755	357,693
APA Group	30,234	190,715
Aristocrat Leisure Ltd.	13,965	81,765
Asciano Group	25,244	129,303
ASX Ltd. (a)	5,087	156,065
Aurizon Holdings Ltd.	53,337	210,078
AusNet Services	38,598	41,504
Australia & New Zealand Banking Group Ltd.	71,911	1,781,911
Bank of Queensland Ltd.	9,942	97,276
Bendigo and Adelaide Bank Ltd. (a)	11,415	107,867
BHP Billiton Ltd.	83,257	1,692,371
Boral Ltd.	20,785	93,328
Brambles Ltd.	39,465	320,991
Caltex Australia Ltd.	7,081	173,323
CIMIC Group Ltd. (a)	2,660	44,367
Coca-Cola Amatil Ltd.	14,153	99,380
Cochlear Ltd.	1,330	81,854
Commonwealth Bank of Australia	42,105	2,744,796
Computershare Ltd.	11,639	104,746
Crown Resorts Ltd. (a)	9,747	91,150
CSL Ltd.	12,352	819,906
Dexus Property Group	24,815	138,839
Federation Centres Ltd.	84,451	189,938
Flight Centre Travel Group Ltd. (a)	1,191	31,293
Fortescue Metals Group Ltd. (a)	34,451	50,188
Goodman Group (a)	45,442	219,274
GPT Group (a)	44,530	146,077
Harvey Norman Holdings Ltd.	14,384	49,768
Healthscope Ltd.	30,759	64,157
Iluka Resources Ltd. (a)	10,201	60,104
Incitec Pivot Ltd.	43,611	128,724
Insurance Australia Group Ltd.	58,733	252,472
Lend Lease Group	13,949	160,602
Macquarie Group Ltd.	7,692	483,293
Medibank Pvt. Ltd. (b)	71,875	111,358
Mirvac Group	90,695	129,220
National Australia Bank Ltd.	67,997	1,735,115
Newcrest Mining Ltd. (b)	19,107	193,157
Orica Ltd. (a)	9,752	159,836
Origin Energy Ltd.	28,380	259,835
Platinum Asset Management Ltd.	8,103	46,496
Qantas Airways Ltd. (b)	15,636	37,937
QBE Insurance Group Ltd.	36,175	379,497
Ramsay Health Care Ltd.	3,539	167,601
REA Group Ltd. (a)	1,221	36,668

	Number of Shares	Value
Rio Tinto Ltd.	11,415	$470,712
Santos Ltd.	25,413	152,643
Scentre Group	139,391	402,586
Seek Ltd.	8,558	92,338
Sonic Healthcare Ltd.	9,868	162,614
South32 Ltd. (b)	52,452	70,877
South32 Ltd. (a) (b)	94,346	130,299
Stockland (a)	63,879	200,761
Suncorp Group Ltd.	34,429	356,274
Sydney Airport	27,248	104,172
Tabcorp Holdings Ltd.	19,562	68,211
Tatts Group Ltd.	34,606	98,771
Telstra Corp. Ltd.	113,105	532,977
TPG Telecom Ltd.	7,153	49,399
Transurban Group	50,821	362,676
Treasury Wine Estates Ltd.	14,857	56,786
Wesfarmers Ltd.	29,210	875,600
Westfield Corp.	51,930	362,550
Westpac Banking Corp.	81,072	2,010,154
Woodside Petroleum Ltd.	19,270	506,406
Woolworths Ltd. (a)	32,733	677,368
WorleyParsons Ltd. (a)	6,079	48,462

		23,056,398

Austria — 0.2%
Andritz AG	1,892	104,649
Erste Group Bank AG (b)	7,049	200,048
OMV AG	3,921	107,765
Raiffeisen Bank International AG (a)	3,241	47,074
Voestalpine AG (a)	2,967	123,263

		582,799

Belgium — 1.3%
Ageas	5,399	207,923
Colruyt SA	1,630	72,931
Delhaize Group	2,647	218,368
Groupe Bruxelles Lambert SA	2,024	162,883
InBev NV	20,880	2,513,024
KBC Groep NV	6,397	427,062
Proximus	4,175	147,244
Solvay SA Class A	1,472	202,330
Telenet Group Holding NV (b)	1,257	68,471
UCB SA	3,260	233,751
Umicore SA	2,518	119,334

		4,373,321

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings Ltd.	17,000	131,818
First Pacific Co. Ltd.	55,750	46,904
Kerry Properties Ltd.	18,000	70,233
Li & Fung Ltd.	152,000	120,414
Noble Group Ltd. (a)	128,700	72,597
NWS Holdings Ltd.	36,041	52,141

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Seadrill Ltd. (a)	9,098	$94,603
Shangri-La Asia Ltd.	32,000	44,430
Yue Yuen Industrial Holdings Ltd.	18,000	59,824

		692,964

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	6,500	64,000
Cheung Kong Property Holdings Ltd. (b)	71,245	589,147
CK Hutchison Holdings Ltd.	71,245	1,049,306
MGM China Holdings Ltd.	23,600	38,522
Sands China Ltd.	64,800	217,179
WH Group Ltd. (b) (c)	143,000	97,137
Wynn Macau Ltd.	35,600	58,940

		2,114,231

Denmark — 1.6%
AP Moeller – Maersk A/S Class A	96	168,312
AP Moeller – Maersk A/S Class B	189	342,851
Carlsberg A/S Class B	2,831	256,958
Coloplast A/S Class B	3,020	198,575
Danske Bank A/S	18,441	543,317
DSV A/S	4,458	144,665
ISS A/S	3,714	122,349
Novo Nordisk A/S	49,408	2,709,763
Novozymes A/S	6,408	305,216
Pandora A/S	2,932	314,542
TDC A/S	21,192	155,226
Tryg A/S	3,232	67,283
Vestas Wind Systems A/S	5,897	295,179
William Demant Holding (b)	633	48,231

		5,672,467

Finland — 0.8%
Elisa OYJ	3,749	118,720
Fortum OYJ	11,485	204,351
Kone OYJ (a)	8,313	337,981
Metso OYJ (a)	2,621	71,951
Neste Oyj (a)	3,342	85,368
Nokia Oyj	95,948	650,094
Nokian Renkaat OYJ	2,688	84,203
Orion OYJ Class B	2,628	92,106
Sampo Oyj	11,744	554,275
Stora Enso Oyj Class R (a)	13,715	141,160
UPM-Kymmene OYJ	13,633	241,936
Wartsila OYJ Abp	3,736	174,962

		2,757,107

France — 9.0%
Accor SA	5,350	270,598
Aeroports de Paris	692	78,149
Air Liquide	8,980	1,134,619
Alcatel-Lucent (b)	71,391	260,597
Alstom SA (b)	5,506	156,122

	Number of Shares	Value
Arkema	1,613	$116,222
Atos Origin SA	2,162	161,752
AXA SA	50,841	1,281,217
BNP Paribas	27,541	1,660,532
Bollore SA	23,088	123,158
Bouygues SA	4,998	186,440
Bureau Veritas SA	6,745	155,486
Cap Gemini SA	4,118	365,319
Carrefour SA	14,426	461,499
Casino Guichard-Perrachon SA	1,481	112,109
Christian Dior SE	1,400	273,125
Cie Generale d’Optique Essilor International SA	5,351	637,661
Cie Generale des Etablissements Michelin Class B	4,883	512,610
CNP Assurances	4,447	74,236
Compagnie de Saint-Gobain	11,998	539,947
Credit Agricole SA (a)	26,391	392,080
Danone SA	15,090	974,878
Dassault Systemes SA	3,301	239,965
Edenred	5,270	130,200
Electricite de France	6,241	139,107
Eurazeo SA	1,190	78,694
Eutelsat Communications SA	4,486	144,716
Fonciere Des Regions	682	58,076
France Telecom SA	48,189	745,625
Gaz De France	38,173	707,398
Gecina SA	859	106,059
Groupe Eurotunnel SE	11,847	171,469
Hermes International	669	249,427
ICADE	848	60,546
Iliad SA	668	147,776
Imerys SA	833	63,731
JCDecaux SA	1,917	79,888
Kering	1,997	356,220
Klepierre	4,544	199,706
L’Oreal	6,571	1,171,492
Lafarge SA	4,768	315,425
Lagardere S.C.A	3,185	92,808
Legrand SA	6,969	390,965
LVMH Moet Hennessy Louis Vuitton SE	7,266	1,271,957
Natixis	24,082	173,142
Numericable-SFR (b)	2,429	128,997
Pernod-Ricard SA (a)	5,540	640,935
Peugeot SA (b)	10,918	224,065
Publicis Groupe	4,925	363,732
Remy Cointreau SA	623	44,837
Renault SA	5,037	526,049
Rexel Promesses	7,248	117,020
Safran SA	7,664	518,949
Sanofi	30,851	3,043,675
Schneider Electric SE	253	17,548

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schneider Electric SE	14,207	$979,867
SCOR SE	4,032	142,130
Societe BIC SA	739	117,957
Societe Generale SA	18,879	880,794
Sodexo SA	2,439	231,441
Suez Environnement Co.	7,493	139,199
Technip SA	2,809	173,989
Thales SA	2,578	155,961
Total SA	54,702	2,661,660
Unibail-Rodamco SE	1,744	440,772
Unibail-Rodamco SE	814	206,551
Valeo SA	2,015	318,535
Vallourec SA (a)	2,893	59,020
Veolia Environnement SA	12,108	246,672
Vinci SA	12,320	711,752
Vivendi SA (a)	29,984	757,366
Wendel SA	695	85,161
Zodiac Aerospace	5,181	168,611

		31,125,993

Germany — 8.2%
Adidas AG	5,329	407,828
Allianz SE	11,878	1,849,306
Axel Springer AG	1,177	61,778
BASF SE	23,875	2,098,080
Bayer AG	21,485	3,006,349
Bayerische Motoren Werke AG	8,594	940,251
Beiersdorf AG	2,586	216,524
Brenntag AG	3,993	228,863
Commerzbank AG (b)	28,330	362,004
Continental AG	2,869	678,647
Daimler AG	25,016	2,275,906
Deutsche Annington Immobilien SE	11,385	320,941
Deutsche Bank AG	35,873	1,077,413
Deutsche Boerse AG	4,934	408,390
Deutsche Lufthansa AG (b)	6,267	80,784
Deutsche Post AG	25,264	738,052
Deutsche Telekom AG	82,425	1,418,972
Deutsche Wohnen AG	8,429	193,134
E.ON AG	51,904	691,282
Evonik Industries AG	2,317	88,348
Fraport AG Frankfurt Airport Services Worldwide	1,053	66,120
Fresenius Medical Care AG & Co. KGaA	5,753	474,705
Fresenius SE & Co. KGaA	9,916	638,368
GEA Group AG	4,755	212,041
Hannover Rueck SE	1,520	147,396
HeidelbergCement AG	3,573	283,282
Henkel AG & Co. KGaA	2,789	266,543
Hugo Boss AG	1,805	201,669
Infineon Technologies AG	28,636	355,343
K+S AG	4,785	201,510

	Number of Shares	Value
Kabel Deutschland Holding AG (b)	560	$74,905
Lanxess AG	2,384	140,537
Linde AG	4,838	916,079
MAN SE	929	95,694
Merck KGaA	3,462	344,827
Metro AG	4,030	127,042
Muenchener Rueckversicherungs AG	4,508	799,018
OSRAM Licht AG	2,129	101,912
ProSiebenSat.1 Media AG	5,649	278,898
RWE AG	12,514	268,958
SAP SE	25,555	1,780,675
Siemens AG	20,611	2,075,639
Symrise AG	3,350	207,848
Telefonica Deutschland Holding AG	15,958	92,153
ThyssenKrupp AG	9,254	240,764
TUI AG	4,761	76,938
TUI AG	7,057	114,382
United Internet AG	3,043	135,257
Volkswagen AG	891	206,123

		28,067,478

Hong Kong — 2.4%
AIA Group Ltd.	312,180	2,032,357
Bank of East Asia Ltd. (The)	32,508	142,135
BOC Hong Kong Holdings Ltd.	95,000	396,263
Cathay Pacific Airways Ltd.	27,000	66,337
CLP Holdings Ltd.	49,499	421,405
Galaxy Entertainment Group Ltd.	63,000	250,121
Hang Lung Properties Ltd.	58,000	172,022
Hang Seng Bank Ltd.	19,400	379,124
Henderson Land Development Co. Ltd.	28,766	197,294
HKT Trust / HKT Ltd.	71,840	84,302
Hong Kong & China Gas Co. Ltd.	184,592	387,531
Hong Kong Exchanges and Clearing Ltd.	28,865	1,017,268
HongKong Electric Holdings	35,000	318,390
Hysan Development Co. Ltd.	15,035	64,859
The Link REIT	58,223	340,958
MTR Corp.	37,033	171,606
New World Development Ltd.	145,952	191,323
PCCW Ltd.	112,136	66,658
Sino Land Co. Ltd.	78,850	131,766
SJM Holdings Ltd.	53,000	57,236
Sun Hung Kai Properties Ltd.	44,258	718,400
Swire Pacific Ltd. Class A	16,000	200,853
Swire Properties Ltd.	30,596	97,096
Techtronic Industries Co.	32,903	108,767
Wharf Holdings Ltd.	34,000	226,138
Wheelock & Co. Ltd.	24,000	122,751

		8,362,960

Ireland — 0.5%
Bank of Ireland (b)	706,784	284,800

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRH PLC	1,480	$41,488
CRH PLC	19,861	560,104
Experian PLC	26,119	475,280
James Hardie Industries NV	11,813	157,672
Kerry Group PLC Class A	3,993	295,781

		1,815,125

Israel — 0.6%
Azrieli Group	839	33,487
Bank Hapoalim B.M.	27,503	148,108
Bank Leumi Le-Israel (b)	35,154	148,645
Bezeq Israeli Telecommunication Corp. Ltd.	51,636	87,940
Delek Group Ltd.	99	29,181
Israel Chemicals Ltd.	14,645	102,319
The Israel Corp. Ltd.	95	33,503
Mizrahi Tefahot Bank Ltd.	3,664	45,443
NICE Systems Ltd.	1,518	96,622
Teva Pharmaceutical Industries Ltd.	22,368	1,325,753

		2,051,001

Italy — 2.2%
Assicurazioni Generali SpA	30,629	551,258
Atlantia SpA	10,546	260,275
Banca Monte dei Paschi di Siena SpA (a) (b)	65,730	127,875
Banco Popolare SC (b)	9,255	152,078
Enel Green Power SpA (a)	45,899	89,640
Enel SpA	182,748	826,235
ENI SpA	65,833	1,167,761
Exor SpA	2,529	120,623
Finmeccanica SpA (b)	10,563	132,679
Intesa Sanpaolo SpA	21,964	70,023
Intesa Sanpaolo SpA	329,916	1,194,732
Luxottica Group SpA	4,260	283,449
Mediobanca SpA	15,435	151,135
Pirelli & C. SpA	6,594	111,066
Prysmian SpA	4,738	102,261
Saipem SpA (a) (b)	7,083	74,886
Snam Rete Gas SpA	54,296	258,013
Telecom Italia SpA (b)	271,786	344,757
Telecom Italia SpA- RSP	166,759	169,777
Terna Rete Elettrica Nazionale SpA (a)	38,065	168,059
UBI Banca	22,698	181,861
UniCredit SpA	125,471	841,787
UnipolSai SpA	21,992	54,440

		7,434,670

Japan — 22.5%
ABC-Mart, Inc. (a)	700	42,780
Acom Co. Ltd. (a) (b)	7,900	30,245
Advantest Corp. (a)	3,400	35,354
Aeon Co. Ltd. (a)	17,000	241,146
Aeon Credit Service Co. Ltd. (a)	2,600	72,160

	Number of Shares	Value
Aeon Mall Co. Ltd. (a)	2,600	$48,863
Air Water, Inc.	4,000	73,004
Aisin Seiki Co.	4,900	208,217
Ajinomoto Co., Inc.	15,000	324,676
Alfresa Holdings Corp.	4,300	66,834
All Nippon Airways Co. Ltd.	27,000	73,228
Amada Holdings Co. Ltd.	8,200	86,579
Aozora Bank Ltd.	32,000	120,511
Asahi Glass Co. Ltd. (a)	24,000	143,865
Asahi Group Holdings Ltd.	9,900	314,656
Asahi Kasei Corp.	32,000	262,135
Asics Corp. (a)	4,100	106,565
Astellas Pharma, Inc.	56,000	797,955
Bandai Namco Holdings, Inc.	4,500	86,898
The Bank of Kyoto Ltd.	10,000	114,580
The Bank of Yokohama Ltd.	29,000	177,690
Benesse Holdings, Inc.	1,700	42,534
Bridgestone Corp. (a)	17,000	628,370
Brother Industries Ltd. (a)	6,200	87,713
Calbee, Inc.	2,000	84,076
Canon, Inc. (a)	27,800	902,094
Casio Computer Co. Ltd. (a)	5,200	102,504
Central Japan Railway Co.	3,800	685,856
The Chiba Bank Ltd.	17,000	129,483
Chiyoda Corp. (a)	5,000	44,257
Chubu Electric Power Co., Inc.	17,200	256,274
Chugai Pharmaceutical Co. Ltd.	5,700	196,609
The Chugoku Bank Ltd.	3,700	58,330
The Chugoku Electric Power Co., Inc. (a)	7,700	112,204
Citizen Holdings Co. Ltd. (a)	6,300	43,930
COLOPL, Inc. (a)	1,000	20,195
Credit Saison Co. Ltd. (a)	3,500	75,280
Dai Nippon Printing Co. Ltd.	14,000	144,525
The Dai-ichi Life Insurance Co. Ltd.	27,500	540,075
Daicel Corp.	7,300	93,696
Daihatsu Motor Co. Ltd. (a)	4,600	65,463
Daiichi Sankyo Co. Ltd. (a)	16,200	298,892
Daikin Industries Ltd.	6,000	431,455
Daito Trust Construction Co. Ltd.	1,800	186,093
Daiwa House Industry Co. Ltd.	15,600	363,421
Daiwa Securities Group, Inc.	44,000	328,665
Denso Corp.	12,700	632,057
Dentsu, Inc. (a)	5,700	297,207
Don Quijote Holdings Co. Ltd.	3,300	140,034
East Japan Railway	8,700	782,138
Eisai Co. Ltd.	6,600	442,070
Electric Power Development Co. Ltd.	3,700	130,597
FamilyMart Co. Ltd. (a)	1,700	78,091
Fanuc Corp.	5,300	1,081,973
Fast Retailing Co., Ltd.	1,400	635,043
Fuji Electric Co. Ltd.	13,000	55,866
Fuji Heavy Industries Ltd.	15,300	561,981

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FUJIFILM Holdings Corp.	11,800	$421,333
Fujitsu LTD	49,000	273,212
Fukuoka Financial Group, Inc.	21,000	108,832
GungHo Online Entertainment, Inc. (a)	8,500	33,049
The Gunma Bank Ltd.	9,000	66,427
The Hachijuni Bank Ltd.	11,000	82,977
Hakuhodo DY Holdings, Inc. (a)	5,300	56,589
Hamamatsu Photonics KK	3,700	108,798
Hankyu Hanshin Holdings, Inc.	29,000	171,182
Hikari Tsushin, Inc.	500	33,653
Hino Motors Ltd. (a)	6,800	84,033
Hirose Electric Co. Ltd. (a)	800	114,471
The Hiroshima Bank Ltd. (a)	13,000	77,658
Hisamitsu Pharmaceutical Co., Inc.	1,300	50,343
Hitachi Chemical Co. Ltd.	2,500	45,046
Hitachi Construction Machinery Co. Ltd. (a)	2,400	42,019
Hitachi High-Technologies Corp.	1,600	45,264
Hitachi Ltd.	126,000	829,933
Hitachi Metals Ltd.	6,000	92,028
Hokuhoku Financial Group, Inc.	29,000	68,418
Hokuriku Electric Power Co. (a)	5,100	75,904
Honda Motor Co. Ltd.	42,400	1,370,692
Hoya Corp.	10,900	436,483
Hulic Co. Ltd. (a)	7,400	65,830
Ibiden Co. Ltd.	2,700	45,795
Idemitsu Kosan Co. Ltd. (a)	2,500	49,048
IHI Corp. (a)	35,000	163,141
Iida Group Holdings Co. Ltd.	3,900	62,080
Inpex Corp.	25,500	290,019
Isetan Mitsukoshi Holdings Ltd. (a)	9,400	167,911
Isuzu Motors Ltd.	16,100	211,263
ITOCHU Corp. (a)	41,300	545,171
Itochu Techno-Solutions Corp.	1,400	34,832
The Iyo Bank Ltd.	6,600	81,027
J Front Retailing Co. Ltd.	6,700	126,045
Japan Airlines Co. Ltd.	3,100	108,047
Japan Airport Terminal Co. Ltd. (a)	1,100	59,869
Japan Display, Inc. (a) (b)	9,500	35,678
Japan Exchange Group, Inc. (a)	7,100	230,295
Japan Prime Realty Investment Corp.	24	74,737
Japan Real Estate Investment Corp.	31	140,678
Japan Retail Fund Investment Corp.	63	125,993
Japan Tobacco, Inc.	28,500	1,014,264
JFE Holdings, Inc.	12,500	277,220
JGC Corp. (a)	5,000	94,365
The Joyo Bank Ltd.	15,000	84,005
JSR Corp. (a)	5,000	88,214
JTEKT Corp.	5,300	100,248
JX Holdings, Inc.	58,000	251,007
Kajima Corp.	20,000	93,898
Kakaku.com, Inc. (a)	3,300	47,900
Kamigumi Co. Ltd.	7,000	65,595

	Number of Shares	Value
Kaneka Corp. (a)	7,000	$51,602
The Kansai Electric Power Co., Inc. (b)	18,100	200,066
Kansai Paint Co. Ltd.	6,000	92,924
Kao Corp.	13,100	608,883
Kawasaki Heavy Industries Ltd.	36,000	167,816
KDDI Corp.	45,500	1,094,269
Keihan Electric Railway Co. Ltd. (a)	14,000	82,137
Keikyu Corp. (a)	14,000	105,617
Keio Corp.	15,000	107,286
Keisei Electric Railway Co. Ltd.	7,000	83,211
Keyence Corp.	1,200	646,997
Kikkoman Corp.	4,000	124,873
Kintetsu Group Holdings Co. Ltd. (a)	50,000	170,234
Kirin Holdings Co. Ltd.	20,700	284,926
Kobe Steel Ltd.	87,000	146,321
Koito Manufacturing Co. Ltd.	3,000	116,921
Komatsu Ltd.	24,700	494,982
Konami Corp. (a)	2,200	41,052
Konica Minolta Holdings, Inc.	11,700	136,939
Kubota Corp.	29,000	459,637
Kuraray Co. Ltd.	8,900	108,783
Kurita Water Industries Ltd.	3,200	74,433
Kyocera Corp.	8,400	436,480
Kyowa Hakko Kirin Co. Ltd.	6,000	78,420
Kyushu Electric Power (a) (b)	10,900	126,213
Lawson, Inc. (a)	1,700	116,289
Lixil Group Corp.	7,000	138,832
M3, Inc. (a)	5,200	104,439
Mabuchi Motor Co. Ltd.	1,300	82,143
Makita Corp.	3,300	178,804
Marubeni Corp.	42,200	241,780
Marui Group Co. Ltd. (a)	5,800	78,308
Maruichi Steel Tube Ltd. (a)	900	22,343
Mazda Motor Corp.	13,900	273,498
McDonald’s Holdings Co. Japan Ltd. (a)	1,800	38,012
Medipal Holdings Corp.	3,500	56,959
MEIJI Holdings Co. Ltd.	1,600	206,382
Minebea Co. Ltd. (a)	8,000	131,910
Miraca Holdings, Inc.	1,300	64,775
Mitsubishi Chemical Holding Corp.	34,200	214,490
Mitsubishi Corp.	36,000	790,553
Mitsubishi Electric Corp.	50,000	644,548
Mitsubishi Estate Co. Ltd.	33,000	708,947
Mitsubishi Gas Chemical Co., Inc.	11,000	61,569
Mitsubishi Heavy Industries Ltd.	79,000	480,253
Mitsubishi Logistics Corp. (a)	3,000	39,388
Mitsubishi Materials Corp. (a)	30,000	115,123
Mitsubishi Motors Corp.	16,700	142,113
Mitsubishi Tanabe Pharma Corp.	6,600	98,729
Mitsubishi UFJ Financial Group, Inc.	331,400	2,371,473
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,700	63,979

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsui & Co. Ltd.	45,100	$611,618
Mitsui Chemicals, Inc. (a)	19,000	70,449
Mitsui Fudosan Co. Ltd.	25,000	697,984
Mitsui OSK Lines Ltd. (a)	30,000	95,858
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,400	417,134
Mixi, Inc. (a)	1,000	49,635
Mizuho Financial Group, Inc.	605,000	1,304,577
Murata Manufacturing Co. Ltd.	5,300	924,069
Nabtesco Corp.	3,300	82,366
Nagoya Railroad Co. Ltd.	23,000	86,013
NEC Corp.	66,000	199,902
Nexon Co. Ltd.	2,800	38,489
NGK Insulators Ltd. (a)	7,000	180,307
NGK Spark Plug Co., Ltd. (a)	4,500	124,513
NH Foods Ltd.	5,000	113,817
NHK Spring Co. Ltd.	4,100	45,100
Nidec Corp. (a)	5,700	427,537
Nikon Corp. (a)	8,400	97,094
Nintendo Co. Ltd.	2,800	467,502
Nippon Building Fund, Inc.	36	157,503
Nippon Electric Glass Co. Ltd. (a)	11,000	55,630
Nippon Express Co. Ltd.	22,000	108,122
Nippon Paint Holdings Co. Ltd. (a)	3,600	101,536
Nippon Prologis REIT, Inc. (a)	40	73,637
Nippon Steel Corp.	194,000	502,405
Nippon Telegraph & Telephone Corp.	19,500	705,740
Nippon Yusen KK (a)	42,000	116,890
Nissan Motor Co. Ltd.	64,900	674,145
Nisshin Seifun Group, Inc.	6,400	85,065
Nissin Foods Holdings Co. Ltd. (a)	1,700	74,548
Nitori Holdings Co. Ltd.	1,900	154,521
Nitto Denko Corp. (a)	4,300	353,120
NOK Corp.	2,300	71,279
Nomura Holdings, Inc.	95,200	641,664
Nomura Real Estate Holdings, Inc.	2,900	60,728
Nomura Research Institute Ltd.	3,000	117,247
NSK Ltd.	11,900	183,674
NTT Data Corp.	3,100	135,408
NTT DOCOMO, Inc.	39,800	761,534
NTT Urban Development Corp.	2,300	22,872
Obayashi Corp.	17,000	123,945
Odakyu Electric Railway Co. Ltd. (a)	16,000	149,339
Oji Holdings Corp.	19,000	82,532
Olympus Corp.	6,500	224,101
Omron Corp.	4,900	212,822
Ono Pharmaceutical Co. Ltd.	2,100	229,024
Oracle Corp.	1,000	41,758
Oriental Land Co. Ltd. (a)	5,100	325,425
ORIX Corp.	34,900	521,057
Osaka Gas Co. Ltd.	47,000	185,474
Otsuka Corp.	1,300	60,707
Otsuka Holdings Co. Ltd. (a)	10,000	317,875
Panasonic Corp.	57,500	787,868

	Number of Shares	Value
Park24 Co. Ltd.	2,700	$46,223
Rakuten, Inc.	20,400	328,572
Recruit Holdings Co. Ltd. (a)	3,700	112,829
Resona Holdings, Inc.	56,300	306,505
Ricoh Co. Ltd. (a)	17,700	183,452
Rinnai Corp. (a)	1,000	79,135
Rohm Co. Ltd.	2,500	167,135
Sankyo Co. Ltd.	1,400	49,507
Sanrio Co. Ltd. (a)	1,000	27,141
Santen Pharmaceutical Co. Ltd.	9,400	132,992
SBI Holdings, Inc.	5,042	69,379
Secom Co. Ltd.	5,500	356,770
Sega Sammy Holdings, Inc.	4,400	57,496
Seibu Holdings, Inc. (a)	3,100	72,005
Seiko Epson Corp.	7,000	124,006
Sekisui Chemical Co. Ltd.	11,000	134,685
Sekisui House Ltd.	15,000	237,618
Seven & I Holdings Co. Ltd.	19,600	841,663
Seven Bank Ltd.	16,400	75,779
Sharp Corp. (a) (b)	31,000	37,835
Shikoku Electric Power Co., Inc. (a)	4,400	65,778
Shimadzu Corp.	6,000	81,371
Shimamura Co. Ltd. (a)	600	62,914
Shimano, Inc.	2,000	272,721
Shimizu Corp.	16,000	134,691
Shin-Etsu Chemical Co. Ltd.	10,700	663,683
Shinsei Bank Ltd. (a)	46,000	92,552
Shionogi & Co. Ltd.	7,600	294,383
Shiseido Co. Ltd.	9,700	220,015
The Shizuoka Bank Ltd.	14,000	146,137
Showa Shell Sekiyu KK	5,200	45,404
SMC Corp.	1,400	421,177
Softbank Group Corp.	25,000	1,471,338
Sompo Japan Nipponkoa Holdings, Inc.	8,500	311,677
Sony Corp. (b)	30,500	865,507
Sony Financial Holdings, Inc.	4,100	71,816
Stanley Electric Co. Ltd. (a)	3,800	79,350
Sumitomo Chemical Co. Ltd.	38,000	228,256
Sumitomo Corp.	28,900	335,648
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,500	38,719
Sumitomo Electric Industries Ltd.	20,200	312,900
Sumitomo Heavy Industries Ltd.	14,000	81,390
Sumitomo Metal Mining Co. Ltd.	13,000	197,677
Sumitomo Mitsui Financial Group, Inc.	33,100	1,470,780
Sumitomo Mitsui Trust Holdings, Inc.	88,000	402,642
Sumitomo Realty & Development Co. Ltd.	9,000	315,462
Sumitomo Rubber Industries Ltd. (a)	4,200	64,965
Suntory Beverage & Food Ltd.	3,800	152,779
Suruga Bank Ltd.	4,700	100,774
Suzuken Co. Ltd.	1,800	57,518

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Suzuki Motor Corp.	9,800	$330,788
Sysmex Corp.	3,900	232,150
T&D Holdings, Inc.	15,600	232,381
Taiheiyo Cement Corp.	32,000	93,552
Taisei Corp.	27,000	154,969
Taisho Pharmaceutical Holdings Co. Ltd. (a)	700	47,174
Taiyo Nippon Sanso Corp. (a)	3,300	39,906
Takashimaya Co. Ltd.	7,000	63,439
Takeda Pharmaceutical Co. Ltd.	20,600	994,113
TDK Corp. (a)	3,100	238,607
Teijin Ltd.	23,000	89,192
Terumo Corp.	8,300	199,535
THK Co. Ltd.	2,900	62,619
Tobu Railway Co. Ltd.	26,000	111,670
Toho Co. Ltd.	2,700	67,479
Toho Gas Co. Ltd.	11,000	65,119
Tohoku Electric Power Co., Inc.	11,500	155,540
Tokio Marine Holdings, Inc.	18,100	750,528
The Tokyo Electric Power Co., Inc. (b)	38,400	209,121
Tokyo Electron Ltd.	4,600	290,430
Tokyo Gas Co. Ltd.	60,000	318,345
Tokyo Tatemono Co. Ltd.	5,000	69,258
Tokyu Corp.	29,000	194,165
Tokyu Fudosan Holdings Corp.	12,800	99,061
TonenGeneral Sekiyu KK (a)	7,000	65,285
Toppan Printing Co. Ltd.	13,000	108,681
Toray Industries, Inc. (a)	38,000	320,842
Toshiba Corp.	106,000	363,225
TOTO Ltd. (a)	7,000	126,055
Toyo Seikan Kaisha Ltd.	4,100	65,657
Toyo Suisan Kaisha Ltd.	2,400	87,314
Toyoda Gosei Co. Ltd. (a)	1,900	45,681
Toyota Industries Corp.	4,300	244,996
Toyota Motor Corp.	71,000	4,748,566
Toyota Tsusho Corp.	5,800	155,549
Trend Micro, Inc.	2,700	92,952
Unicharm Corp.	9,600	228,098
United Urban Investment Corp.	67	94,705
USS Co. Ltd.	5,200	93,706
West Japan Railway Co.	4,200	268,721
Yahoo! Japan Corp. (a)	36,800	148,365
Yakult Honsha Co. Ltd. (a)	2,400	141,903
Yamada Denki Co. Ltd. (a)	16,800	67,160
Yamaguchi Financial Group, Inc. (a)	5,000	62,253
Yamaha Corp.	4,100	82,659
Yamaha Motor Co. Ltd.	6,700	146,415
Yamato Holdings Co. Ltd.	9,100	175,559
Yamazaki Baking Co. Ltd.	3,000	49,917
Yaskawa Electric Corp. (a)	6,200	79,213
Yokogawa Electric Corp. (a)	5,200	66,813
The Yokohama Rubber Co. Ltd. (a)	2,500	50,174

		77,359,687

	Number of Shares	Value
Luxembourg — 0.4%
Altice SA (b)	2,224	$308,151
ArcelorMittal (a)	25,623	249,474
Millicom International Cellular SA	1,720	126,728
RTL Group (b)	1,107	100,243
SES SA	8,081	271,152
Subsea 7 SA (b)	6,381	62,398
Tenaris SA (a)	11,736	158,420

		1,276,566

Mauritius — 0.0%
Golden Agri-Resources Ltd.	199,400	60,669

Netherlands — 3.2%
Aegon NV	46,721	343,041
Airbus Group SE	15,328	993,074
Akzo Nobel NV	6,416	468,795
ASML Holding NV	9,131	948,026
Boskalis Westminster	2,320	113,890
CNH Industrial NV (a)	25,236	229,981
Delta Lloyd NV	5,431	89,341
Fiat Chrysler Automobiles NV (b)	8,241	120,605
Fiat Chrysler Automobiles NV (a) (b)	15,554	226,000
Gemalto NV	216	19,236
Gemalto NV (a)	1,809	161,474
Heineken Holding NV Class A	2,737	192,676
Heineken NV	5,866	446,591
ING Groep NV	100,340	1,663,816
Koninklijke Ahold NV	23,528	442,439
Koninklijke DSM NV	4,559	265,031
Koninklijke KPN NV	80,835	310,237
Koninklijke Philips Electronics NV	24,365	621,868
Koninklijke Vopak NV (a)	1,869	94,489
NN Group NV	5,129	144,057
OCI NV (b)	2,350	66,625
QIAGEN NV (b)	5,364	132,198
Randstad Holding NV	3,207	209,663
Reed Elsevier NV	17,509	416,555
STMicroelectronics NV	15,851	129,759
TNT Express NV	12,279	104,102
Unilever NV	42,255	1,766,028
Wolters Kluwer NV	7,837	233,657

		10,953,254

New Zealand — 0.1%
Auckland International Airport Ltd.	22,002	73,526
Contact Energy Ltd.	9,210	31,272
Fletcher Building Ltd.	18,456	101,754
Meridian Energy Ltd.	29,740	43,501
Mighty River Power Ltd.	14,993	28,337
Ryman Healthcare Ltd.	8,167	43,930
Spark New Zealand Ltd.	53,779	101,789

		424,109

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 0.6%
DnB NOR ASA	25,572	$426,038
Gjensidige Forsikring ASA	5,125	82,537
Norsk Hydro ASA	33,524	141,273
Orkla ASA	21,342	167,618
StatoilHydro ASA	28,943	516,687
Telenor ASA (a)	19,643	430,826
Yara International ASA	4,637	241,924

		2,006,903

Portugal — 0.1%
Banco Comercial Portugues SA (a) (b)	952,922	82,748
Banco Espirito Santo SA (b) (d)	39,664	442
EDP – Energias de Portugal SA	61,491	233,327
Galp Energia SGPS SA	9,875	115,718
Jeronimo Martins SGPS SA	6,789	87,195

		519,430

Singapore — 1.4%
Ascendas Real Estate Investment Trust	53,400	97,424
CapitaLand Commercial Trust	50,500	58,408
CapitaLand Commercial Trust	64,200	102,253
Capitaland Ltd.	65,200	169,238
City Developments Ltd.	10,000	72,376
ComfortDelGro Corp. Ltd.	59,800	138,979
DBS Group Holdings, Ltd.	44,825	687,793
Genting Singapore PLC (a)	163,000	108,227
Global Logistic Properties Ltd.	82,000	153,752
Hutchison Port Holdings Trust	145,800	91,789
Jardine Cycle & Carriage Ltd. (a)	3,300	80,990
Keppel Corp. Ltd. (a)	37,500	228,545
Oversea-Chinese Banking Corp. Ltd.	77,260	583,341
SembCorp Industries Ltd. (a)	26,700	77,083
SembCorp Marine Ltd. (a)	24,300	51,210
Singapore Airlines Ltd.	14,100	112,419
Singapore Exchange Ltd.	21,000	121,651
Singapore Press Holdings Ltd. (a)	40,000	121,082
Singapore Technologies Engineering Ltd.	41,700	102,076
Singapore Telecommunications Ltd.	207,400	644,827
StarHub Ltd.	14,000	41,001
Suntec Real Estate Investment Trust (a)	63,600	81,293
United Overseas Bank Ltd.	33,812	578,535
UOL Group Ltd. (a)	13,129	67,367
Wilmar International Ltd.	50,700	123,334
Yangzijiang Shipbuilding Holdings Ltd. (a)	48,800	51,272

		4,746,265

Spain — 3.5%
Abertis Infraestructuras SA	12,678	207,739
ACS Actividades de Construccion y Servicios SA	4,632	149,454

	Number of Shares	Value
Aena SA (b) (c)	1,714	$179,578
Amadeus IT Holding SA Class A	11,829	470,974
Banco Bilbao Vizcaya Argentaria SA	164,201	1,615,233
Banco de Sabadell SA	131,097	316,232
Banco de Sabadell SA (b)	2,080	5,021
Banco Popular Espanol SA	43,395	211,132
Banco Santander SA	373,113	2,604,629
Bankia SA (a) (b)	115,795	147,284
Bankinter SA	18,763	139,105
CaixaBank	69,560	323,328
Distribuidora Internacional de Alimentacion SA (a)	17,195	131,636
Enagas SA (a)	5,375	146,507
Endesa SA	7,855	150,570
Ferrovial SA	11,375	247,298
Gas Natural SDG SA (a)	8,721	198,218
Grifols SA	3,740	151,063
Grifols SA Class B	79	2,458
Iberdrola SA	141,431	955,351
Inditex SA	28,414	926,604
International Consolidated Airlines Group SA (b)	20,570	160,564
Mapfre SA	25,590	88,340
Red Electrica Corp. SA (a)	2,725	218,877
Repsol YPF SA	27,435	482,952
Telefonica SA	115,560	1,646,905
Zardoya Otis SA (a)	4,349	47,329

		11,924,381

Sweden — 2.9%
Alfa Laval AB (a)	7,217	126,870
Assa Abloy AB	26,509	499,182
Atlas Copco AB	17,550	490,439
Atlas Copco AB Class B	9,859	245,235
Boliden AB	7,760	141,301
Electrolux AB Series B	6,103	190,959
Elekta AB (a)	10,224	64,114
Getinge AB Class B	5,284	127,108
Hennes & Mauritz AB Class B	24,555	944,001
Hexagon AB Class B	6,550	237,139
Husqvarna AB Class B	9,466	71,282
ICA Gruppen AB (a)	2,135	75,702
Industrivarden AB Class C	3,894	73,300
Investment AB Kinnevik Class B	5,778	182,500
Investor AB Class B	11,581	430,940
Lundin Petroleum AB (a) (b)	5,743	98,339
Nordea Bank AB	78,657	979,409
Sandvik AB	28,287	312,302
Securitas AB Class B	8,037	106,181
Skandinaviska Enskilda Banken AB Class A	40,006	510,965
Skanska AB	10,151	205,721
SKF AB Class B	10,256	233,770

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Svenska Cellulosa AB Class B	15,608	$396,782
Svenska Handelsbanken AB	39,255	572,158
Swedbank AB Class A	23,854	555,599
Swedish Match AB	5,233	148,656
Tele2 AB	8,316	96,534
Telefonaktiebolaget LM Ericsson Class B	79,308	820,959
TeliaSonera AB	65,860	387,449
Volvo AB Class B	40,450	501,457

		9,826,353

Switzerland — 9.2%
ABB Ltd.	57,234	1,199,296
Actelion Ltd.	2,742	402,097
Adecco SA	4,318	351,262
Aryzta AG	2,217	109,369
Baloise Holding AG	1,280	155,975
Barry Callebaut AG	61	69,372
Cie Financiere Richemont SA	13,559	1,105,250
Coca-Cola HBC AG (a)	5,226	112,176
Credit Suisse Group	39,651	1,089,509
Dufry AG (b)	1,098	152,700
EMS-Chemie Holding AG Registered	216	91,054
Geberit AG Registered	1,015	338,903
Givaudan SA Registered	236	408,982
Holcim Ltd.	6,097	450,728
Julius Baer Group Ltd.	5,684	319,321
Kuehne & Nagel International AG	1,345	178,660
Lindt & Spruengli AG	24	126,814
Lindt & Spruengli AG	3	187,402
Lonza Group AG Registered	1,323	177,126
Nestle SA	83,645	6,046,324
Novartis AG	59,719	5,898,615
Pargesa Holding SA	755	50,690
Partners Group Holding AG	402	120,035
Roche Holding AG	18,231	5,118,417
Schindler Holding AG	1,214	198,795
Schindler Holding AG	555	90,570
SGS SA	139	253,908
Sika AG	58	204,403
Sonova Holding AG	1,347	182,336
Sulzer AG	575	59,025
Swatch Group AG	826	322,140
The Swatch Group AG	1,303	97,608
Swiss Life Holding AG	795	182,300
Swiss Prime Site AG	1,641	124,513
Swiss Re AG	9,179	811,907
Swisscom AG	682	381,980
Syngenta AG	2,417	990,436
Transocean Ltd. (a)	9,500	154,135
UBS Group AG	94,940	2,013,028
Zurich Insurance Group AG	3,894	1,186,948

		31,514,109

	Number of Shares	Value
United Kingdom — 19.8%
3i Group PLC	25,088	$203,413
Aberdeen Asset Management PLC	25,694	162,938
Admiral Group PLC	5,025	109,401
Aggreko PLC	6,657	150,394
AMEC PLC	9,459	121,403
Anglo American PLC	36,885	532,957
Antofagasta PLC	9,949	107,700
ARM Holdings PLC	36,930	604,378
Ashtead Group PLC	12,986	224,577
Associated British Foods PLC	9,259	418,287
AstraZeneca PLC	32,840	2,088,144
Aviva PLC	104,299	808,413
Babcock International Group PLC	6,752	114,472
BAE Systems PLC	82,348	584,435
Barclays PLC	429,111	1,754,840
Barratt Developments PLC	25,009	241,357
BG Group PLC	88,549	1,473,509
BHP Billiton PLC	54,790	1,076,214
BP PLC	472,937	3,120,942
British American Tobacco PLC	48,315	2,596,599
British Land Co. PLC	24,932	311,229
BT Group PLC	217,318	1,539,075
Bunzl PLC	8,544	233,584
Burberry Group PLC	11,445	282,906
Capita PLC	16,824	327,704
Capital Shopping Centres Group PLC	23,529	113,655
Carnival PLC	4,759	243,413
Centrica PLC	130,686	542,560
Cobham PLC	28,047	115,826
Compass Group PLC	43,438	719,541
Croda International PLC	3,456	149,347
Diageo PLC	65,235	1,890,927
Direct Line Insurance Group PLC	34,541	182,412
Dixons Carphone PLC	24,459	174,154
easyJet PLC	4,214	102,271
Fresnillo PLC (a)	6,749	73,661
G4S PLC	39,375	166,051
GKN PLC	43,786	229,893
GlaxoSmithKline PLC	126,421	2,631,587
Glencore PLC	288,843	1,159,520
Hammerson PLC	19,596	189,760
Hargreaves Lansdown PLC	6,798	123,059
HSBC Holdings PLC	499,143	4,468,712
ICAP PLC	14,468	120,268
IMI PLC	6,733	118,936
Imperial Tobacco Group PLC	24,910	1,202,604
Inmarsat PLC	11,529	165,642
InterContinental Hotels Group PLC	6,272	253,035
Intertek Group PLC	4,105	157,890
Investec PLC	13,705	123,076
ITV PLC	100,925	417,015
J Sainsbury PLC (a)	34,642	144,361

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Matthey PLC	5,235	$249,893
Kingfisher PLC	61,635	335,770
Land Securities Group PLC	20,786	392,956
Legal & General Group PLC	155,478	607,524
Lloyds Banking Group PLC	1,484,470	1,992,739
London Stock Exchange Group PLC	7,882	294,040
Marks & Spencer Group PLC	41,808	352,553
Meggitt PLC	19,966	146,486
Melrose Industries PLC	26,376	102,507
Merlin Entertainments PLC (c)	18,668	125,176
Mondi PLC	9,266	199,318
National Grid PLC	96,896	1,246,028
Next PLC	3,799	445,108
Old Mutual PLC	125,091	395,659
Pearson PLC	21,724	411,684
Persimmon PLC	8,206	255,024
Petrofac Ltd. (a)	6,212	90,410
Prudential PLC	66,788	1,611,634
Randgold Resources Ltd.	2,378	159,549
Reckitt Benckiser Group PLC	16,800	1,450,640
Reed Elsevier PLC	30,046	489,211
Rexam PLC	17,463	151,551
Rio Tinto PLC	33,053	1,359,439
Rolls-Royce Holdings PLC	48,478	663,546
Royal Bank of Scotland Group PLC (b)	67,599	373,511
Royal Dutch Shell PLC Class A	100,954	2,838,238
Royal Dutch Shell PLC Class B	63,216	1,797,769
Royal Mail PLC	20,161	162,894
RSA Insurance Group PLC	25,656	159,980
SABMiller PLC	25,149	1,303,812
The Sage Group PLC	27,457	221,067
Schroders PLC	3,055	152,337
Scottish & Southern Energy PLC	25,772	622,937
Segro PLC	18,550	118,136
Severn Trent PLC	6,420	209,764
Shire Ltd.	15,361	1,234,766
Sky PLC	27,008	440,542
Smith & Nephew PLC	23,450	396,243
Smiths Group PLC	10,743	190,391
Sports Direct International PLC (b)	7,342	82,795
Standard Chartered PLC	64,263	1,028,001
Standard Life PLC	51,773	360,828
Tate & Lyle PLC	12,275	100,150
Taylor Wimpey PLC	81,862	238,757
Tesco PLC	210,458	702,410
Travis Perkins PLC	6,208	205,671
Tullow Oil PLC	23,433	124,980
Unilever PLC	33,316	1,432,106
United Utilities Group PLC	17,364	243,284
Vodafone Group PLC	688,993	2,512,439
The Weir Group PLC	5,488	146,189
Whitbread PLC	4,613	358,905

	Number of Shares	Value
William Hill PLC	24,525	$155,539
WM Morrison Supermarkets PLC (a)	54,349	154,283
Wolseley PLC	6,803	433,826
WPP PLC	34,231	768,093

		67,967,135

TOTAL COMMON STOCK (Cost $310,867,442)		336,685,375

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG 3.960%	1,400	118,478
Fuchs Petrolub AG 1.900%	1,642	69,337
Henkel AG & Co. KGaA 1.200%	4,687	525,621
Porsche Automobil Holdings SE 2.660%	4,050	341,086
Volkswagen AG 2.430%	4,222	978,731

		2,033,253

TOTAL PREFERRED STOCK (Cost $1,823,224)		2,033,253

TOTAL EQUITIES (Cost $312,690,666)		338,718,628

MUTUAL FUNDS — 5.5%
United States — 5.5%
State Street Navigator Securities Lending Prime Portfolio (e)	19,008,694	19,008,694

TOTAL MUTUAL FUNDS (Cost $19,008,694)		19,008,694

RIGHTS — 0.0%
Singapore — 0.0%
Jardine Cycle & Carriage Ltd., Expires 7/15/15 (b) (d)	278	1,464

Spain — 0.0%
Abertis Infraestructuras SA, Expires 6/30/15 (b) (d)	11,503	9,432
Repsol SA, Expires 7/03/15 (a) (b)	25,640	13,292
Zardoya Otis SA, Expires 6/30/15 (b)	4,349	1,896

		24,620

TOTAL RIGHTS (Cost $24,559)		26,084

TOTAL LONG-TERM INVESTMENTS (Cost $331,723,919)		357,753,406

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, 7/01/15 (f)	$11,415,607	$11,415,607

TOTAL REPURCHASE AGREEMENTS (Cost $11,415,607)		11,415,607

TOTAL SHORT-TERM INVESTMENTS (Cost $11,415,607)		11,415,607

TOTAL INVESTMENTS — 107.4% (Cost $343,139,526) (g)		369,169,013

Other Assets/(Liabilities) — (7.4)%		(25,379,800)

NET ASSETS — 100.0%		$343,789,213

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $18,059,555 or 5.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $401,891 or 0.12% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $11,338 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $11,415,610. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 7/25/37, and an aggregate market value, including accrued interest, of $11,643,953.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.1%
Australia — 1.7%
AMP Ltd.	595,657	$2,740,179
Australia & New Zealand Banking Group Ltd.	119,781	2,968,101
Goodman Group (a)	326,630	1,576,107
Orica Ltd. (a)	349,081	5,721,456

		13,005,843

Belgium — 0.6%
KBC Groep NV	41,704	2,784,151
Solvay SA Class A	15,869	2,181,229

		4,965,380

Bermuda — 0.6%
Global Brands Group Holding Ltd. (b)	9,649,600	1,999,670
Li & Fung Ltd.	3,723,600	2,949,828

		4,949,498

Brazil — 0.4%
Itau Unibanco Holding SA Sponsored ADR (Brazil)	298,606	3,269,736

Canada — 1.7%
Canadian National Railway Co.	91,584	5,288,976
Loblaw Cos. Ltd. (a)	50,750	2,563,098
Suncor Energy, Inc.	73,586	2,026,708
Valeant Pharmaceuticals International, Inc. (b)	15,025	3,337,804

		13,216,586

Cayman Islands — 0.9%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	11,981	985,677
Cheung Kong Property Holdings Ltd. (b)	102,600	848,432
CK Hutchison Holdings Ltd.	119,100	1,754,120
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	159,600	3,132,948

		6,721,177

China — 0.1%
Industrial & Commercial Bank of China	1,054,000	832,295

Denmark — 0.3%
Carlsberg A/S Class B	26,423	2,398,309

Finland — 0.3%
UPM-Kymmene OYJ	112,060	1,988,653

France — 13.5%
Air Liquide	67,619	8,543,629
AXA SA	132,905	3,349,267

	Number of Shares	Value
BNP Paribas	203,180	$12,250,352
Bureau Veritas SA	127,180	2,931,762
Cap Gemini SA	16,449	1,459,236
Christian Dior SE	5,800	1,131,519
Danone SA	197,077	12,732,007
Dassault Systemes SA	32,781	2,383,003
Gaz De France	349,014	6,467,704
Hermes International	1,929	719,200
Kering	33,200	5,922,132
Legrand SA	51,739	2,902,592
LVMH Moet Hennessy Louis Vuitton SE	53,745	9,408,385
Pernod-Ricard SA (a)	95,977	11,103,792
Publicis Groupe	16,166	1,193,929
Renault SA	27,287	2,849,770
Safran SA	33,100	2,241,287
Schneider Electric SE	115,464	7,963,632
Societe Generale SA	22,334	1,041,986
Sodexo SA	15,618	1,482,018
Thales SA	23,088	1,396,755
Total SA	90,309	4,394,205

		103,868,162

Germany — 10.6%
Adidas AG	6,600	505,097
Allianz SE	52,480	8,170,700
Bayer AG	129,253	18,086,087
Bayerische Motoren Werke AG	62,750	6,865,344
Beiersdorf AG	74,766	6,260,107
Brenntag AG	20,060	1,149,758
Daimler AG	99,221	9,026,928
Deutsche Bank AG	51,930	1,559,670
Deutsche Telekom AG	48,348	832,326
HeidelbergCement AG	15,807	1,253,244
Infineon Technologies AG	102,118	1,267,178
Linde AG	26,081	4,938,459
Merck KGaA	58,396	5,816,446
MTU Aero Engines AG	17,332	1,629,928
ProSiebenSat.1 Media AG	92,399	4,561,844
SAP SE	117,666	8,198,977
TUI AG	90,486	1,466,618

		81,588,711

Hong Kong — 1.1%
AIA Group Ltd.	1,331,800	8,670,297

India — 0.7%
Housing Development Finance Corp.	256,690	5,224,207

Ireland — 1.4%
Experian PLC	233,500	4,248,931
Ryanair Holdings PLC Sponsored ADR (Ireland)	22,623	1,614,151

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Willis Group Holdings PLC	98,300	$4,610,270

		10,473,352

Israel — 0.2%
Check Point Software Technologies Ltd. (b)	23,643	1,880,801

Italy — 2.4%
Enel SpA	606,092	2,740,245
Exor SpA	40,600	1,936,457
Intesa Sanpaolo SpA	1,811,922	6,561,552
Prada SpA	772,600	3,712,982
Telecom Italia SpA (b)	1,515,524	1,922,424
UniCredit SpA	180,136	1,208,535

		18,082,195

Japan — 16.2%
Daikin Industries Ltd.	17,500	1,258,411
Daiwa House Industry Co. Ltd.	94,600	2,203,823
Daiwa Securities Group, Inc.	832,000	6,214,762
Denso Corp.	176,300	8,774,149
Dentsu, Inc. (a)	25,200	1,313,966
Fanuc Corp.	22,900	4,674,941
Hitachi Ltd.	238,000	1,567,652
Honda Motor Co. Ltd.	505,900	16,354,550
Hoya Corp.	240,300	9,622,646
Inpex Corp.	352,000	4,003,398
Japan Airlines Co. Ltd.	54,900	1,913,486
Japan Tobacco, Inc.	185,400	6,598,055
Kawasaki Heavy Industries Ltd.	284,000	1,323,879
Komatsu Ltd.	61,000	1,222,425
Kyocera Corp.	85,200	4,427,156
Meitec Corp.	12,500	465,426
Mitsubishi Corp.	78,200	1,717,256
Mitsubishi UFJ Financial Group, Inc.	683,400	4,890,357
Mitsui Fudosan Co. Ltd.	86,000	2,401,065
Mitsui OSK Lines Ltd. (a)	313,000	1,000,118
Nippon Telegraph & Telephone Corp.	92,000	3,329,645
Nissan Motor Co. Ltd.	177,300	1,841,695
Nomura Holdings, Inc.	743,400	5,010,641
Olympus Corp.	43,100	1,485,964
Omron Corp.	18,600	807,855
ORIX Corp.	89,500	1,336,236
Secom Co. Ltd.	10,700	694,080
Seven & I Holdings Co. Ltd.	35,000	1,502,970
Shin-Etsu Chemical Co. Ltd.	36,100	2,239,154
Sompo Japan Nipponkoa Holdings, Inc.	55,500	2,035,067
Sony Corp. (b)	89,700	2,545,442
Sumitomo Mitsui Financial Group, Inc.	45,700	2,030,654
Terumo Corp.	196,600	4,726,328
Toyota Motor Corp.	199,200	13,322,737

		124,855,989

	Number of Shares	Value
Luxembourg — 0.3%
ArcelorMittal (a)	203,675	$1,983,045

Netherlands — 5.3%
Airbus Group SE	16,065	1,040,823
Akzo Nobel NV	102,417	7,483,263
CNH Industrial NV (a)	669,300	6,099,461
Heineken Holding NV Class A	13,400	943,316
Heineken NV	14,579	1,109,931
ING Groep NV	580,505	9,625,810
Koninklijke KPN NV	549,369	2,108,424
Koninklijke Philips Electronics NV	210,359	5,368,990
NN Group NV	50,250	1,411,357
Randstad Holding NV	82,090	5,366,778

		40,558,153

Norway — 0.5%
DnB NOR ASA	102,484	1,707,419
Norsk Hydro ASA	444,930	1,874,978

		3,582,397

Papua New Guinea — 0.2%
Oil Search Ltd.	247,549	1,351,599

Republic of Korea — 1.5%
Samsung Electronics Co., Ltd.	9,830	11,166,717

Singapore — 1.4%
DBS Group Holdings, Ltd.	572,500	8,784,411
Singapore Telecommunications Ltd.	402,700	1,252,034
Singapore Telecommunications Ltd.	218,600	689,020

		10,725,465

Spain — 0.9%
Amadeus IT Holding SA Class A	81,594	3,248,682
Bankia SA (a) (b)	811,568	1,032,262
Repsol YPF SA	145,998	2,570,078

		6,851,022

Sweden — 1.7%
Atlas Copco AB Class B	40,500	1,007,406
Electrolux AB Series B	72,475	2,267,701
Hennes & Mauritz AB Class B	156,537	6,017,963
SKF AB Class B	131,100	2,988,229
Swedish Match AB	17,600	499,971

		12,781,270

Switzerland — 12.1%
Adecco SA	20,350	1,655,438
Cie Financiere Richemont SA	84,850	6,916,471
Credit Suisse Group	443,747	12,193,042
Holcim Ltd.	53,600	3,962,440
Julius Baer Group Ltd.	69,675	3,914,266
Kuehne & Nagel International AG	37,267	4,950,292
Nestle SA	252,563	18,256,652
Novartis AG	120,329	11,885,236
Roche Holding AG	43,810	12,299,810

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schindler Holding AG	11,000	$1,801,271
Sonova Holding AG	16,167	2,188,438
Swatch Group AG	2,700	1,052,999
UBS Group AG	465,979	9,880,226
Zurich Insurance Group AG	6,782	2,067,253

		93,023,834

Taiwan — 1.4%
Hon Hai Precision Industry Co. Ltd.	662,495	2,066,523
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	384,355	8,728,702

		10,795,225

United Kingdom — 18.9%
AstraZeneca PLC	26,219	1,667,146
Aviva PLC	321,857	2,494,687
BAE Systems PLC	155,888	1,106,358
Barclays PLC	1,967,501	8,046,052
BG Group PLC	433,923	7,220,739
BHP Billiton PLC	84,414	1,658,105
British American Tobacco PLC	32,895	1,767,880
Compass Group PLC	722,228	11,963,551
Delphi Automotive PLC	48,147	4,096,828
Diageo PLC	382,877	11,098,220
Dixons Carphone PLC	196,541	1,399,420
G4S PLC	96,600	407,378
GlaxoSmithKline PLC	117,500	2,445,887
Glencore PLC	670,700	2,692,432
Hays PLC	174,163	446,815
HSBC Holdings PLC	796,479	7,130,692
InterContinental Hotels Group PLC	35,840	1,445,913
Lloyds Banking Group PLC	5,320,948	7,142,793
Meggitt PLC	231,849	1,701,023
National Grid PLC	160,869	2,068,685
Prudential PLC	314,696	7,593,802
Reckitt Benckiser Group PLC	94,200	8,133,948
Rio Tinto PLC	93,067	3,827,759
Rolls-Royce Holdings PLC	330,169	4,519,213
SABMiller PLC	16,460	853,344
Schroders PLC	48,600	2,423,425
Schroders PLC	300	11,466
Shire Ltd.	21,346	1,715,859
Sky PLC	401,002	6,540,954
Smiths Group PLC	381,643	6,763,602
Standard Chartered PLC	214,531	3,431,806
Vodafone Group PLC	1,441,936	5,258,074
Wolseley PLC	42,735	2,725,202
WPP PLC	609,311	13,672,032

		145,471,090

United States — 1.2%
NCR Corp. (b)	16,508	496,891

	Number of Shares	Value
Yum! Brands, Inc.	92,945	$8,372,485

		8,869,376

TOTAL COMMON STOCK (Cost $692,091,651)		753,150,384

PREFERRED STOCK — 0.2%
Germany — 0.2%
Porsche Automobil Holdings SE 2.660%	16,755	1,411,087

TOTAL PREFERRED STOCK (Cost $1,668,505)		1,411,087

TOTAL EQUITIES (Cost $693,760,156)		754,561,471

MUTUAL FUNDS — 4.3%
United States — 4.3%
State Street Navigator Securities Lending Prime Portfolio (c)	33,268,816	33,268,816

TOTAL MUTUAL FUNDS (Cost $33,268,816)		33,268,816

TOTAL LONG-TERM INVESTMENTS (Cost $727,028,972)		787,830,287

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/15, 0.010%, 7/01/15 (d)	$13,259,796	13,259,796

TOTAL SHORT-TERM INVESTMENTS (Cost $13,259,796)		13,259,796

TOTAL INVESTMENTS —104.3% (Cost $740,288,768) (e)		801,090,083

Other Assets/(Liabilities) — (4.3)%		(32,893,708)

NET ASSETS — 100.0%		$768,196,375

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2015, was $31,688,179 or 4.13% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,259,800. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 7/25/37 – 7/25/39, and an aggregate market value, including accrued interest, of $13,532,904.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$1,401,749,916	$230,094,940
Repurchase Agreements, at value (b)	43,150,576	10,751,259
Other short-term investments, at value (Note 2) (c)	92,667,789	39,682,634

Total investments (d)	1,537,568,281	280,528,833

Cash	-	3,593
Foreign currency, at value (e)	-	390,481
Receivables from:
Investments sold	39,672,191	925,889
Collateral held for open swap agreements (Note 2)	-	262,999
Investments sold on a when-issued basis (Note 2)	-	17,415,574
Open forward foreign currency contracts (Note 2)	-	263,209
Investment adviser (Note 3)	-	25,643
Fund shares sold	47,577	138,295
Variation margin on open derivative instruments (Note 2)	-	1,347,677
Interest and dividends	5,037,930	1,618,263
Foreign taxes withheld	-	-
Prepaid expenses	65,410	55,788

Total assets	1,582,391,389	302,976,244

Liabilities:
Payables for:
Investments purchased	-	5,447,226
Written options outstanding, at value (Note 2) (f)	-	16,078
Open forward foreign currency contracts (Note 2)	-	128,364
Fund shares repurchased	4,711,288	214,095
Investments purchased on a when-issued basis (Note 2)	193,793,385	40,641,594
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	273,453	56,415
Variation margin on open derivative instruments (Note 2)	6,196	-
Affiliates (Note 3):
Investment advisory fees	424,226	97,047
Administration fees	151,823	37,259
Service fees	250,643	26,756
Shareholder service fees	21,766	12,848
Distribution fees	29,988	1,775
Accrued expense and other liabilities	62,121	31,970

Total liabilities	199,724,889	46,711,427

Net assets	$1,382,666,500	$256,264,817

Net assets consist of:
Paid-in capital	$1,366,875,178	$261,190,727
Undistributed (accumulated) net investment income (loss)	10,090,499	2,695,100
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,722,950)	(6,983,369)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,423,773	(637,641)

Net assets	$1,382,666,500	$256,264,817

(a) Cost of investments:	$1,392,218,654	$231,049,751
(b) Cost of repurchase agreements:	$43,150,576	$10,751,259
(c) Cost of other short-term investments:	$92,667,789	$39,682,634
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$406,895
(f) Premiums on written options:	$-	$18,768

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$367,346,765	$1,410,528,647	$379,182,346	$3,460,462,682	$858,025,944
7,047,298	20,217,500	9,768,001	55,783,602	104,959,119
8,378	59,830	199,890	6,798,858	-

374,402,441	1,430,805,977	389,150,237	3,523,045,142	962,985,063

-	-	17	-	-
-	-	131,046	-	-

6,171,731	15,107,377	65,081	570,193	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	14,837	-	-
54,876	146,037	69,918	1,923,564	169,554
-	-	-	127,862	-
521,193	1,689,514	658,575	3,987,210	229,354
-	366,875	19,614	-	-
49,136	57,704	55,937	70,200	60,288

381,199,377	1,448,173,484	390,165,262	3,529,724,171	963,444,259

7,867,263	14,466,413	-	2,908,592	-
-	-	-	-	-
-	-	-	-	-
312,784	847,084	469,379	12,834,352	719,525
-	-	-	-	-
-	-	13,515,394	-	-
101,614	336,470	215,848	659,434	206,850
-	-	-	-	-

167,258	766,985	202,806	295,237	597,433
35,001	129,552	33,527	476,111	96,225
15,269	124,832	28,018	376,922	141,646
4,991	49,749	9,204	105,509	48,811
160	611	58	9,085	775
27,046	42,005	25,763	91,993	32,216

8,531,386	16,763,701	14,499,997	17,757,235	1,843,481

$372,667,991	$1,431,409,783	$375,665,265	$3,511,966,936	$961,600,778

$312,356,812	$894,156,946	$328,875,994	$2,075,869,897	$675,927,500
4,055,143	10,634,341	3,337,401	30,689,155	7,299,244
(13,930,331)	144,152,101	9,767,706	16,065,285	90,620,852
70,186,367	382,466,395	33,684,164	1,389,342,599	187,753,182

$372,667,991	$1,431,409,783	$375,665,265	$3,511,966,936	$961,600,778

$297,160,398	$1,028,060,741	$345,497,339	$2,070,174,528	$670,272,762
$7,047,298	$20,217,500	$9,768,001	$55,783,602	$104,959,119
$8,378	$59,830	$199,890	$6,798,858	$-
$-	$-	$13,199,811	$-	$-
$-	$-	$131,635	$-	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$522,398,664	$65,592,751

Shares outstanding (a)	51,685,552	6,455,800

Net asset value, offering price and redemption price per share	$10.11	$10.16

Class R5 shares:
Net assets	$148,790,967	$48,391,759

Shares outstanding (a)	14,746,931	4,760,964

Net asset value, offering price and redemption price per share	$10.09	$10.16

Service Class shares:
Net assets	$235,137,812	$61,183,092

Shares outstanding (a)	23,241,175	6,019,434

Net asset value, offering price and redemption price per share	$10.12	$10.16

Administrative Class shares:
Net assets	$84,681,732	$37,313,360

Shares outstanding (a)	8,422,587	3,681,412

Net asset value, offering price and redemption price per share	$10.05	$10.14

Class A shares:
Net assets	$1,600,169	$37,418,327

Shares outstanding (a)	158,642	3,701,627

Net asset value and redemption price per share	$10.09	$10.11

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.59	$10.61

Class R4 shares:
Net assets	$342,710,085	$3,344,977

Shares outstanding (a)	33,894,553	331,018

Net asset value, offering price and redemption price per share	$10.11	$10.11

Class R3 shares:
Net assets	$47,347,071	$3,020,551

Shares outstanding (a)	4,715,386	301,273

Net asset value, offering price and redemption price per share	$10.04	$10.03

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$100,976,594	$452,324,857	$150,999,628	$707,667,907	$261,554,520

6,766,897	32,070,698	18,230,386	37,722,997	11,587,538

$14.92	$14.10	$8.28	$18.76	$22.57

$226,466,175	$488,240,681	$151,961,780	$960,959,526	$275,006,966

15,175,881	34,522,022	18,337,576	51,149,739	12,162,105

$14.92	$14.14	$8.29	$18.79	$22.61

$15,790,104	$182,295,228	$9,393,440	$696,997,963	$93,316,745

1,058,154	12,934,248	1,130,901	37,077,914	4,175,294

$14.92	$14.09	$8.31	$18.80	$22.35

$6,455,205	$115,922,758	$21,229,816	$543,554,379	$112,817,547

431,079	8,190,772	2,571,040	29,272,746	5,091,007

$14.97	$14.15	$8.26	$18.57	$22.16

$22,462,740	$191,438,488	$41,892,445	$8,025,932	$215,882,572

1,509,465	13,675,642	5,086,393	436,504	10,029,137

$14.88	$14.00	$8.24	$18.39	$21.53

$15.79	$14.85	$8.74	$19.51	$22.84

$263,624	$198,289	$102,474	$576,126,003	$1,470,911

17,740	14,203	12,477	31,279,682	68,438

$14.86	$13.96	$8.21	$18.42	$21.49

$253,549	$989,482	$85,682	$18,635,226	$1,551,517

16,989	71,209	10,598	1,023,427	74,680

$14.92	$13.90	$8.08	$18.21	$20.78

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Assets:
Investments, at value (Note 2) (a)	$148,730,013	$1,461,917,348
Repurchase Agreements, at value (b)	557,084	3,648,863
Other short-term investments, at value (Note 2) (c)	-	4,598,814

Total investments (d)	149,287,097	1,470,165,025

Foreign currency, at value (e)	-	2,259
Receivables from:
Investments sold	980,900	2,667,946
Investment adviser (Note 3)	17,224	-
Fund shares sold	67,069	252,420
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	62,147	624,837
Foreign taxes withheld	-	5,642
Prepaid expenses	56,552	70,352

Total assets	150,470,989	1,473,788,481

Liabilities:
Payables for:
Investments purchased	946,050	2,935,065
Fund shares repurchased	137,067	2,847,933
Securities on loan (Note 2)	1,388,938	-
Trustees’ fees and expenses (Note 3)	22,717	257,199
Affiliates (Note 3):
Investment advisory fees	85,960	819,015
Administration fees	14,073	147,903
Service fees	14,029	116,889
Shareholder service fees	4,521	63,750
Distribution fees	124	967
Due to custodian	-	-
Accrued expense and other liabilities	19,965	56,560

Total liabilities	2,633,444	7,245,281

Net assets	$147,837,545	$1,466,543,200

Net assets consist of:
Paid-in capital	$115,338,667	$952,283,953
Undistributed (accumulated) net investment income (loss)	568,774	454,652
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,025,157	215,859,154
Net unrealized appreciation (depreciation) on investments and foreign currency translations	23,904,947	297,945,441

Net assets	$147,837,545	$1,466,543,200

(a) Cost of investments:	$124,825,066	$1,163,971,755
(b) Cost of repurchase agreements:	$557,084	$3,648,863
(c) Cost of other short-term investments:	$-	$4,598,814
(d) Securities on loan with market value of:	$1,358,225	$-
(e) Cost of foreign currency:	$-	$2,301

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$1,133,928,480	$169,301,053	$177,031,650	$400,574,183	$290,573,907
13,278,906	2,201,568	8,626,582	11,561,474	6,301,052
-	3,794	20,410	229,957	1,745,641

1,147,207,386	171,506,415	185,678,642	412,365,614	298,620,600

-	-	-	-	-

2,868,020	474,786	192,763	423,569	3,598,011
-	8,105	12,661	-	-
351,325	150,860	31,111	56,530	142,905
-	-	-	11,760	9,527
290,185	308,524	183,333	607,914	263,099
48,741	177	-	-	-
65,467	50,534	49,564	55,892	64,004

1,150,831,124	172,499,401	186,148,074	413,521,279	302,698,146

3,179,539	825,285	1,226,541	643,644	2,359,310
1,618,165	152,992	164,793	325,580	732,270
25,363,166	-	-	24,726,422	11,816,714
153,115	37,488	31,867	144,181	15,673

685,728	107,591	122,874	294,982	21,415
94,637	9,963	18,738	35,918	30,010
115,449	2,586	4,512	25,182	28,223
46,293	758	1,907	8,887	12,257
200	66	68	49	2,442
-	-	-	-	517,712
34,464	20,777	21,264	33,301	8,252

31,290,756	1,157,506	1,592,564	26,238,146	15,544,278

$1,119,540,368	$171,341,895	$184,555,510	$387,283,133	$287,153,868

$748,020,041	$150,823,134	$139,515,956	$277,114,517	$245,781,765
(236,267)	891,563	630,886	1,402,387	1,578,828
88,736,049	9,466,913	903,734	64,231,040	10,005,237
283,020,545	10,160,285	43,504,934	44,535,189	29,788,038

$1,119,540,368	$171,341,895	$184,555,510	$387,283,133	$287,153,868

$850,907,935	$159,140,520	$133,526,715	$356,011,077	$260,620,351
$13,278,906	$2,201,568	$8,626,582	$11,561,474	$6,301,052
$-	$3,794	$20,410	$229,957	$1,745,641
$24,743,535	$-	$-	$24,078,749	$11,520,732
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Class I shares:
Net assets	$89,548,028	$319,137,880

Shares outstanding (a)	10,652,231	17,564,039

Net asset value, offering price and redemption price per share	$8.41	$18.17

Class R5 shares:
Net assets	$20,659,638	$517,281,530

Shares outstanding (a)	2,453,921	28,508,553

Net asset value, offering price and redemption price per share	$8.42	$18.14

Service Class shares:
Net assets	$6,017,238	$202,053,793

Shares outstanding (a)	725,859	11,214,164

Net asset value, offering price and redemption price per share	$8.29	$18.02

Administrative Class shares:
Net assets	$11,348,563	$246,401,937

Shares outstanding (a)	1,393,798	13,821,391

Net asset value, offering price and redemption price per share	$8.14	$17.83

Class A shares:
Net assets	$19,945,159	$159,647,874

Shares outstanding (a)	2,535,365	9,250,588

Net asset value and redemption price per share	$7.87	$17.26

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$8.35	$18.31

Class R4 shares:
Net assets	$113,079	$19,875,297

Shares outstanding (a)	14,390	1,149,585

Net asset value, offering price and redemption price per share	$7.86	$17.29

Class R3 shares:
Net assets	$205,840	$2,144,889

Shares outstanding (a)	27,262	129,702

Net asset value, offering price and redemption price per share	$7.55	$16.54

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$438,753,793	$146,266,421	$68,774,147	$130,249,328	$154,885,549

36,021,917	9,562,542	4,222,021	9,018,737	11,347,640

$12.18	$15.30	$16.29	$14.44	$13.65

$223,357,374	$17,240,608	$99,444,375	$178,976,637	$10,956,875

18,433,216	1,123,175	6,101,940	12,358,840	804,523

$12.12	$15.35	$16.30	$14.48	$13.62

$165,496,281	$3,135,359	$3,705,656	$18,658,883	$17,365,450

13,905,761	204,684	226,782	1,293,880	1,279,966

$11.90	$15.32	$16.34	$14.42	$13.57

$115,451,854	$835,965	$5,174,127	$21,841,595	$51,879,771

9,936,400	54,212	318,438	1,531,795	3,824,727

$11.62	$15.42	$16.25	$14.26	$13.56

$174,919,811	$3,662,956	$7,240,863	$37,393,799	$33,571,644

15,758,418	239,808	446,911	2,680,950	2,479,036

$11.10	$15.27	$16.20	$13.95	$13.54

$11.78	$16.20	$17.19	$14.80	$14.37

$1,163,848	$104,251	$108,357	$101,713	$13,157,444

104,692	6,836	6,696	7,316	971,949

$11.12	$15.25	$16.18	$13.90	$13.54

$397,407	$96,335	$107,985	$61,178	$5,337,135

37,679	6,336	6,681	4,575	394,549

$10.55	$15.20	$16.16	$13.37	$13.53

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Assets:
Investments, at value (Note 2) (a)	$202,991,677	$2,337,221,881
Repurchase Agreements, at value (b)	9,223,554	83,401,617
Other short-term investments, at value (Note 2) (c)	694,392	39,914

Total investments (d)	212,909,623	2,420,663,412

Foreign currency, at value (e)	14	-
Receivables from:
Investments sold	16,495,797	14,411,998
Collateral held for open futures contracts (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	14,702	-
Fund shares sold	359,607	1,433,471
Variation margin on open derivative instruments (Note 2)	26,460	-
Interest and dividends	244,826	809,796
Foreign taxes withheld	-	-
Prepaid expenses	61,324	65,761

Total assets	230,112,353	2,437,384,438

Liabilities:
Payables for:
Investments purchased	19,440,374	7,131,584
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	305,846	13,086,072
Securities on loan (Note 2)	21,076,600	111,636,131
Trustees’ fees and expenses (Note 3)	12,166	419,713
Affiliates (Note 3):
Investment advisory fees	16,461	1,453,463
Administration fees	22,539	210,246
Service fees	12,973	215,662
Shareholder service fees	6,884	107,725
Distribution fees	1,469	2,358
Due to custodian	264,270	-
Accrued expense and other liabilities	24,447	48,235

Total liabilities	41,184,029	134,311,189

Net assets	$188,928,324	$2,303,073,249

Net assets consist of:
Paid-in capital	$163,448,167	$1,466,727,374
Undistributed (accumulated) net investment income (loss)	1,074,404	(6,794,896)
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,018,852	148,127,926
Net unrealized appreciation (depreciation) on investments and foreign currency translations	19,386,901	695,012,845

Net assets	$188,928,324	$2,303,073,249

(a) Cost of investments:	$183,520,963	$1,642,209,570
(b) Cost of repurchase agreements:	$9,223,554	$83,401,617
(c) Cost of short-term investments:	$694,392	$39,914
(d) Securities on loan with market value of:	$20,447,639	$108,998,777
(e) Cost of foreign currency:	$14	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$972,875,196	$55,680,599	$78,778,682	$357,753,406	$787,830,287
26,785,611	1,550,555	2,240,488	11,415,607	13,259,796
10,863	-	-	-	-

999,671,670	57,231,154	81,019,170	369,169,013	801,090,083

4	-	25,049	1,870,379	105,048

7,193,863	102,037	411,992	12,223	1,303,453
-	-	-	361,235	-
-	-	409,568	42,249	829,249
-	16,571	27,672	15,717	-
157,872	26,646	24,114	157,233	963,820
-	-	78	539,573	-
626,109	22,847	219,366	690,267	1,601,167
-	-	92,858	352,818	1,691,164
59,403	50,086	52,881	89,097	58,624

1,007,708,921	57,449,341	82,282,748	373,299,804	807,642,608

11,664,862	587,370	1,482,384	9,754,593	3,218,467
-	-	292,211	30,084	700,093
1,642,139	59,571	152,436	608,409	1,353,645
78,086,360	3,458,779	2,806,870	19,008,694	33,268,816
206,501	22,266	40,842	20,292	186,815

647,644	40,312	54,895	30,596	543,965
48,124	12,517	8,401	23,481	57,517
34,887	5,677	470	10,447	43,615
13,817	1,987	101	7,288	18,240
180	68	72	1,258	536
1,629	-	-	-	-
35,570	18,528	32,155	15,449	54,524

92,381,713	4,207,075	4,870,837	29,510,591	39,446,233

$915,327,208	$53,242,266	$77,411,911	$343,789,213	$768,196,375

$704,700,887	$43,885,631	$152,385,196	$311,066,835	$737,640,782
(557,302)	(170,922)	511,897	5,160,414	20,585,498
66,860,172	2,511,194	(76,027,793)	1,580,076	(51,140,800)
144,323,451	7,016,363	542,611	25,981,888	61,110,895

$915,327,208	$53,242,266	$77,411,911	$343,789,213	$768,196,375

$828,552,295	$48,664,236	$78,350,402	$331,723,919	$727,028,972
$26,785,611	$1,550,555	$2,240,488	$11,415,607	$13,259,796
$10,863	$-	$-	$-	$-
$76,255,021	$3,375,860	$2,658,598	$18,059,555	$31,688,179
$4	$-	$24,849	$1,871,688	$104,832

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Class I shares:
Net assets	$111,167,178	$671,572,829

Shares outstanding (a)	8,669,861	33,224,429

Net asset value, offering price and redemption price per share	$12.82	$20.21

Class R5 shares:
Net assets	$8,128,848	$650,455,327

Shares outstanding (a)	634,005	32,363,093

Net asset value, offering price and redemption price per share	$12.82	$20.10

Service Class shares:
Net assets	$8,987,318	$249,717,973

Shares outstanding (a)	705,445	12,638,810

Net asset value, offering price and redemption price per share	$12.74	$19.76

Administrative Class shares:
Net assets	$33,788,765	$390,424,747

Shares outstanding (a)	2,646,903	20,415,612

Net asset value, offering price and redemption price per share	$12.77	$19.12

Class A shares:
Net assets	$15,082,513	$329,700,175

Shares outstanding (a)	1,187,199	18,207,261

Net asset value and redemption price per share	$12.70	$18.11

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.47	$19.21

Class R4 shares:
Net assets	$8,559,351	$7,410,735

Shares outstanding (a)	673,625	408,516

Net asset value, offering price and redemption price per share	$12.71	$18.14

Class R3 shares:
Net assets	$3,214,351	$3,791,463

Shares outstanding (a)	253,132	221,637

Net asset value, offering price and redemption price per share	$12.70	$17.11

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$577,420,391	$17,012,646	$72,699,105	$254,701,307	$388,464,496

32,835,189	1,306,191	10,203,837	19,645,583	44,045,018

$17.59	$13.02	$7.12	$12.96	$8.82

$206,827,563	$19,403,007	$3,650,641	$17,130,632	$186,528,192

11,836,775	1,490,987	512,420	1,321,103	21,118,411

$17.47	$13.01	$7.12	$12.97	$8.83

$41,003,815	$3,628,713	$157,893	$14,873,868	$84,650,115

2,432,257	281,248	21,621	1,151,125	9,640,961

$16.86	$12.90	$7.30	$12.92	$8.78

$36,045,383	$4,046,942	$94,468	$36,090,246	$40,353,093

2,225,880	321,921	12,773	2,796,209	4,563,872

$16.19	$12.57	$7.40	$12.91	$8.84

$53,344,591	$8,928,624	$601,556	$12,962,640	$66,543,292

3,534,619	743,620	84,589	1,006,210	7,708,602

$15.09	$12.01	$7.11	$12.88	$8.63

$16.01	$12.74	$7.54	$13.67	$9.16

$332,274	$111,396	$97,826	$4,895,261	$797,762

21,985	9,263	13,790	380,254	92,895

$15.11	$12.03	$7.09	$12.87	$8.59

$353,191	$110,938	$110,422	$3,135,259	$859,425

25,212	9,255	15,582	243,565	99,495

$14.01	$11.99	$7.09	$12.87	$8.64

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$5,955
Interest	14,121,260	3,621,758
Securities lending net income	-	-

Total investment income	14,121,260	3,627,713

Expenses (Note 3):
Investment advisory fees	2,479,122	526,203
Custody fees	53,770	55,310
Audit fees	51,937	26,331
Legal fees	6,580	741
Accounting & Administration fees	65,115	45,611
Proxy fees	509	510
Shareholder reporting fees	25,792	5,896
Trustees’ fees	50,705	6,838
Registration and filing fees	41,175	32,329
Transfer agent fees	1,488	1,488

	2,776,193	701,257
Administration fees:
Class R5	73,373	24,023
Service Class	209,823	42,081
Administrative Class	63,742	26,856
Class A	593	26,730
Class R4	358,942	2,139
Class R3	48,477	2,574
Distribution fees:
Class R3	60,597	3,218
Service fees:
Class A	989	44,550
Class R4	448,676	2,674
Class R3	60,597	3,218
Shareholder service fees:
Service Class	69,941	14,027
Administrative Class	63,742	26,856
Class A	593	26,730

Total expenses	4,236,278	946,933
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	(30,176)
Class R5 fees reimbursed by adviser	-	(22,762)
Service Class fees reimbursed by adviser	-	(26,592)
Administrative Class fees reimbursed by adviser	-	(16,969)
Class A fees reimbursed by adviser	-	(16,887)
Class R4 fees reimbursed by adviser	-	(1,015)
Class R3 fees reimbursed by adviser	-	(1,220)
Class I advisory fees waived	(124,348)	-
Class R5 advisory fees waived	(36,701)	-
Service Class advisory fees waived	(69,836)	-
Administrative Class advisory fees waived	(21,254)	-
Class A advisory fees waived	(200)	-
Class R4 advisory fees waived	(89,703)	-
Class R3 advisory fees waived	(12,118)	-

Net expenses	3,882,118	831,312

Net investment income (loss)	10,239,142	2,796,401

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$4,306,028	$16,221,268	$4,890,407	$36,207,357	$12,072,678
351	824	12	3,773	3,812
-	-	129,900	-	-

4,306,379	16,222,092	5,020,319	36,211,130	12,076,490

957,397	4,359,042	1,164,968	1,661,147	3,362,762
42,592	60,148	14,526	127,858	34,118
18,821	19,074	19,053	20,586	19,241
1,546	6,078	1,850	13,356	3,715
27,100	56,718	27,309	110,257	42,362
509	510	509	510	510
7,449	20,825	8,464	63,015	14,399
12,387	49,564	14,608	112,526	31,046
31,860	37,864	30,540	39,253	36,527
1,488	1,488	1,488	1,488	1,488

1,101,149	4,611,311	1,283,315	2,149,996	3,546,168

115,874	251,519	79,289	499,013	153,166
11,999	144,429	8,121	706,419	70,472
7,074	89,896	17,207	561,735	84,724
17,811	149,761	34,094	6,428	165,848
191	124	101	705,915	960
225	969	92	13,295	966

282	1,211	115	13,295	1,208

29,685	249,602	56,823	8,035	276,414
239	154	127	705,915	1,200
282	1,211	115	13,295	1,208

4,000	48,143	2,707	176,605	23,491
7,072	89,896	17,207	421,301	84,724
17,811	149,761	34,094	4,821	165,848

1,313,694	5,787,987	1,533,407	5,986,068	4,576,397

-	-	(23,348)	-	-
-	-	(24,539)	-	-
-	-	(1,646)	-	-
-	-	(3,537)	-	-
-	-	(6,999)	-	-
-	-	(16)	-	-
-	-	(14)	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-

1,313,694	5,787,987	1,473,308	5,986,068	4,576,397

2,992,685	10,434,105	3,547,011	30,225,062	7,500,093

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended June 30, 2015 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$3,013,349	$601,198
Futures contracts	(286,014)	267,384
Written options	-	(52,174)
Swap agreements	-	76,254
Foreign currency transactions	34	168,002

Net realized gain (loss)	2,727,369	1,060,664

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(12,155,018)	(4,764,379)
Futures contracts	(119,286)	90,003
Written options	-	(24,699)
Swap agreements	-	197,614
Translation of assets and liabilities in foreign currencies	(22)	53,060

Net change in unrealized appreciation (depreciation)	(12,274,326)	(4,448,401)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(9,546,957)	(3,387,737)

Net increase (decrease) in net assets resulting from operations	$692,185	$(591,336)

(a) Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Focused Value Fund

$14,856,138	$107,135,257	$7,748,369	$41,056,362	$79,941,197
-	-	-	4,870,691	-
-	-	-	-	-
-	-	-	-	-
-	(15,381)	(475)	-	-

14,856,138	107,119,876	7,747,894	45,927,053	79,941,197

(15,901,012)	(104,295,408)	(12,114,871)	(34,565,292)	(93,057,208)
-	-	-	(1,825,569)	-
-	-	-	-	-
-	-	-	-	-
-	19,604	7,928	-	-

(15,901,012)	(104,275,804)	(12,106,943)	(36,390,861)	(93,057,208)

(1,044,874)	2,844,072	(4,359,049)	9,536,192	(13,116,011)

$1,947,811	$13,278,177	$(812,038)	$39,761,254	$(5,615,918)

$24,382	$160,660	$60,804	$5,247	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Investment income (Note 2):
Dividends (a)	$1,217,994	$6,983,389
Interest	51	396
Securities lending net income	1,052	-

Total investment income	1,219,097	6,983,785

Expenses (Note 3):
Investment advisory fees	494,867	4,615,740
Custody fees	16,940	155,761
Audit fees	19,477	19,395
Legal fees	567	5,243
Accounting & Administration fees	22,723	54,080
Proxy fees	510	510
Shareholder reporting fees	4,622	19,394
Trustees’ fees	4,807	45,239
Registration and filing fees	30,668	35,540
Transfer agent fees	1,488	1,488

	596,669	4,952,390
Administration fees:
Class R5	10,522	279,325
Service Class	4,830	131,278
Administrative Class	7,870	200,540
Class A	17,132	121,784
Class R4	112	10,605
Class R3	104	1,300
Distribution fees:
Class R3	130	1,625
Service fees:
Class A	28,553	202,974
Class R4	140	13,257
Class R3	130	1,625
Shareholder service fees:
Service Class	1,610	43,759
Administrative Class	7,870	200,540
Class A	17,131	121,784

Total expenses	692,803	6,282,786
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(38,189)	-
Class R5 fees reimbursed by adviser	(8,810)	-
Service Class fees reimbursed by adviser	(2,695)	-
Administrative Class fees reimbursed by adviser	(4,394)	-
Class A fees reimbursed by adviser	(9,557)	-
Class R4 fees reimbursed by adviser	(47)	-
Class R3 fees reimbursed by adviser	(43)	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses	629,068	6,282,786

Net investment income (loss)	590,029	700,999

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$4,835,493	$1,655,949	$1,326,749	$3,615,889	$2,005,971
861	148	443	624	495
40,406	-	-	117,487	78,100

4,876,760	1,656,097	1,327,192	3,734,000	2,084,566

3,789,601	612,704	673,558	1,760,280	133,714
48,070	16,748	10,492	85,626	35,573
19,274	18,959	18,976	18,723	16,628
4,028	659	638	2,010	717
44,771	22,610	23,239	28,924	24,715
510	510	510	510	510
15,288	5,002	5,014	8,528	13,265
33,898	5,352	5,407	14,930	7,234
38,638	37,663	29,734	36,326	37,464
1,486	1,488	1,488	1,488	1,488

3,995,564	721,695	769,056	1,957,345	271,308

123,703	8,989	49,771	94,496	3,728
121,395	3,270	2,277	22,508	15,723
92,812	737	3,574	17,789	49,115
136,803	3,373	4,946	30,660	32,314
590	105	107	101	5,394
247	105	106	80	3,172

309	130	133	100	3,172

228,005	5,622	8,243	51,100	40,393
738	131	133	126	5,394
309	130	133	100	3,172

40,465	1,090	759	7,503	3,930
92,812	737	3,574	17,788	36,836
136,803	3,373	4,946	30,660	24,236

4,970,555	749,487	847,758	2,230,356	497,887

-	(18,122)	(18,475)	-	(2,228)
-	(2,196)	(27,943)	-	(120)
-	(484)	(871)	-	(227)
-	(114)	(1,352)	-	(711)
-	(521)	(1,892)	-	(465)
-	(12)	(30)	-	(87)
-	(12)	(30)	-	(43)
-	-	-	(12,239)	-
-	-	-	(17,716)	-
-	-	-	(2,782)	-
-	-	-	(2,222)	-
-	-	-	(3,827)	-
-	-	-	(10)	-
-	-	-	(7)	-

4,970,555	728,026	797,165	2,191,553	494,006

(93,795)	928,071	530,027	1,542,447	1,590,560

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended June 30, 2015 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$7,646,240	$205,087,004
Futures contracts	-	-
Foreign currency transactions	-	387

Net realized gain (loss)	7,646,240	205,087,391

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(3,952,779)	(129,995,024)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	-	87

Net change in unrealized appreciation (depreciation)	(3,952,779)	(129,994,937)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	3,693,461	75,092,454

Net increase (decrease) in net assets resulting from operations	$4,283,490	$75,793,453

(a) Net of withholding tax of:	$3,979	$156,585

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$67,390,855	$8,047,547	$7,690,151	$61,597,299	$8,709,939
-	-	-	230,510	716,334
-	(450)	(73)	-	-

67,390,855	8,047,097	7,690,078	61,827,809	9,426,273

(42,665,759)	(8,274,619)	(2,205,606)	(61,582,061)	(734,190)
-	-	-	(27,917)	(330,574)
-	(248)	58	-	-

(42,665,759)	(8,274,867)	(2,205,548)	(61,609,978)	(1,064,764)

24,725,096	(227,770)	5,484,530	217,831	8,361,509

$24,631,301	$700,301	$6,014,557	$1,760,278	$9,952,069

$46,155	$5,347	$-	$2,635	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Investment income (Note 2):
Dividends (a)	$1,160,012	$7,160,654
Interest	351	7,400
Securities lending net income	217,554	353,297

Total investment income	1,377,917	7,521,351

Expenses (Note 3):
Investment advisory fees	83,955	7,831,115
Custody fees	39,913	88,375
Audit fees	16,599	19,614
Legal fees	521	8,060
Accounting & Administration fees	29,077	72,161
Proxy fees	510	510
Shareholder reporting fees	28,204	27,561
Trustees’ fees	4,680	66,121
Registration and filing fees	36,867	42,235
Transfer agent fees	1,488	1,488

	241,814	8,157,240
Administration fees:
Class R5	3,094	327,269
Service Class	7,682	192,603
Administrative Class	30,864	284,123
Class A	14,578	247,035
Class R4	2,791	4,774
Class R3	1,909	3,205
Distribution fees:
Class R3	1,909	4,006
Service fees:
Class A	18,223	411,725
Class R4	2,791	5,967
Class R3	1,909	4,006
Shareholder service fees:
Service Class	1,921	64,201
Administrative Class	23,148	284,123
Class A	10,934	247,035

Total expenses	363,567	10,237,312
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(46,050)	-
Class R5 fees reimbursed by adviser	(2,734)	-
Service Class fees reimbursed by adviser	(3,398)	-
Administrative Class fees reimbursed by adviser	(13,593)	-
Class A fees reimbursed by adviser	(6,394)	-
Class R4 fees reimbursed by adviser	(1,032)	-
Class R3 fees reimbursed by adviser	(705)	-

Net expenses	289,661	10,237,312

Net investment income (loss)	1,088,256	(2,715,961)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$3,207,087	$120,086	$1,359,277	$6,290,471	$12,086,835
1,104	108	56	378	659
520,569	37,937	32,453	141,765	293,153

3,728,760	158,131	1,391,786	6,432,614	12,380,647

3,546,849	245,434	381,799	156,016	2,857,398
50,311	3,531	71,505	138,521	272,730
19,785	18,600	22,109	17,217	23,464
3,793	240	699	938	2,633
39,854	26,427	28,681	31,328	48,682
510	509	510	510	510
13,700	3,677	4,589	16,337	11,083
28,882	1,911	5,087	8,357	21,602
35,592	30,157	33,035	37,028	36,706
1,488	1,488	1,488	1,488	1,488

3,740,764	331,974	549,502	407,740	3,276,296

102,001	11,405	12,691	5,640	90,588
30,036	2,663	116	12,470	61,321
25,055	3,606	69	30,317	27,252
41,125	6,536	370	11,658	49,352
126	107	96	1,305	292
201	106	98	1,578	581

252	133	123	1,578	726

68,542	10,892	616	14,572	82,254
157	134	121	1,305	365
252	133	123	1,578	726

10,012	888	39	3,118	20,440
25,055	3,606	69	22,738	27,252
41,125	6,535	370	8,743	49,352

4,084,703	378,718	564,403	524,340	3,686,797

-	(22,072)	(87,545)	(13,816)	-
-	(28,439)	(31,249)	(644)	-
-	(4,444)	(196)	(709)	-
-	(5,973)	(118)	(1,727)	-
-	(10,909)	(627)	(661)	-
-	(134)	(121)	(67)	-
-	(133)	(124)	(75)	-

4,084,703	306,614	444,423	506,641	3,686,797

(355,943)	(148,483)	947,363	5,925,973	8,693,850

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended June 30, 2015 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Equity II Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$5,479,454	$134,417,102
Futures contracts	526,216	-
Foreign currency transactions	-	3,636

Net realized gain (loss)	6,005,670	134,420,738

Net change in unrealized appreciation (depreciation) on:
Investment transactions	789,316	38,596,376
Futures contracts	(197,710)	-
Translation of assets and liabilities in foreign currencies	-	890

Net change in unrealized appreciation (depreciation)	591,606	38,597,266

Net realized gain (loss) and change in unrealized appreciation (depreciation)	6,597,276	173,018,004

Net increase (decrease) in net assets resulting from operations	$7,685,532	$170,302,043

(a) Net of withholding tax of:	$550	$22,636

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$57,535,782	$3,333,674	$888,767	$1,357,738	$13,128,228
-	-	446,997	868,140	199,328
489	-	(791,345)	(117,877)	310,070

57,536,271	3,333,674	544,419	2,108,001	13,637,626

5,912,195	906,981	4,418,975	8,735,038	18,856,112
-	-	-	(80,183)	-
804	-	(7,809)	26,536	(576,418)

5,912,999	906,981	4,411,166	8,681,391	18,279,694

63,449,270	4,240,655	4,955,585	10,789,392	31,917,320

$63,093,327	$4,092,172	$5,902,948	$16,715,365	$40,611,170

$2,662	$-	$150,656	$572,846	$1,239,327

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$10,239,142	$29,451,577
Net realized gain (loss) on investment transactions	2,727,369	35,121,197
Net change in unrealized appreciation (depreciation) on investments	(12,274,326)	659,114

Net increase (decrease) in net assets resulting from operations	692,185	65,231,888

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	(13,382,287)
Class R5	-	(4,398,789)
Service Class	-	(8,661,723)
Administrative Class	-	(2,368,352)
Class A	-	(2,614)*
Class R4	-	(9,892,502)
Class R3	-	(1,112,529)

Total distributions from net investment income	-	(39,818,796)

From net realized gains:
Class I	-	(6,689,862)
Class R5	-	(2,296,718)
Service Class	-	(4,711,597)
Administrative Class	-	(1,338,990)
Class A	-	(1,516)*
Class R4	-	(5,907,774)
Class R3	-	(735,530)

Total distributions from net realized gains	-	(21,681,987)

Net fund share transactions (Note 5):
Class I	63,017,754	39,852,516
Class R5	(19,901)	(27,442,936)
Service Class	(83,167,092)	(40,649,539)
Administrative Class	(1,506,242)	(21,753,313)
Class A	1,502,462	120,161 *
Class R4	(43,130,431)	(78,419,220)
Class R3	(2,027,905)	538,732

Increase (decrease) in net assets from fund share transactions	(65,331,355)	(127,753,599)

Total increase (decrease) in net assets	(64,639,170)	(124,022,494)
Net assets
Beginning of period	1,447,305,670	1,571,328,164

End of period	$1,382,666,500	$1,447,305,670

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$10,090,499	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(148,643)

*	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund		MassMutual Select Fundamental Value Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$2,796,401	$5,437,050	$2,992,685	$7,147,225	$10,434,105	$21,841,906
1,060,664	3,055,632	14,856,138	55,149,017	107,119,876	108,071,195
(4,448,401)	3,485,758	(15,901,012)	(21,289,894)	(104,275,804)	31,941,811

(591,336)	11,978,440	1,947,811	41,006,348	13,278,177	161,854,912

-	(1,908,342)*	-	(1,894,736)*	-	(6,681,231)
-	(1,402,720)	-	(4,403,852)	-	(8,457,640)
-	(1,675,049)	-	(284,578)	-	(3,051,112)
-	(827,689)	-	(158,192)	-	(1,619,714)
-	(969,209)	-	(328,416)	-	(2,225,304)
-	(3,382)*	-	(1,789)*	-	(1,450)*
-	(61,516)	-	(2,482)	-	(11,199)

-	(6,847,907)	-	(7,074,045)	-	(22,047,650)

-	-	-	-	-	(24,814,091)
-	-	-	-	-	(35,024,820)
-	-	-	-	-	(12,982,133)
-	-	-	-	-	(8,238,366)
-	-	-	-	-	(14,142,870)
-	-	-	-	-	(6,673)*
-	-	-	-	-	(78,344)

-	-	-	-	-	(95,287,297)

10,927,560	54,597,161 *	2,477,515	92,402,964 *	38,859,654	131,476,061
1,416,403	(37,640,784)	(10,536,309)	(118,451,252)	(80,000,912)	6,273,005
9,839,110	12,398,421	(428,225)	(6,683,158)	(28,394,531)	(3,904,274)
9,391,607	13,146,455	(3,238,906)	1,016,135	(9,239,013)	(22,419,507)
5,002,788	4,032,261	(1,578,739)	(2,968,200)	(25,346,889)	(64,836,520)
3,289,571	103,483 *	154,450	101,890 *	90,117	108,224 *
1,062,603	997,809	60,330	10,930	7,790	(312,248)

40,929,642	47,634,806	(13,089,884)	(34,570,691)	(104,023,784)	46,384,741

40,338,306	52,765,339	(11,142,073)	(638,388)	(90,745,607)	90,904,706

215,926,511	163,161,172	383,810,064	384,448,452	1,522,155,390	1,431,250,684

$256,264,817	$215,926,511	$372,667,991	$383,810,064	$1,431,409,783	$1,522,155,390

$2,695,100	$-	$4,055,143	$1,062,458	$10,634,341	$200,236

$-	$(101,301)	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Large Cap Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,547,011	$11,768,121
Net realized gain (loss) on investment transactions	7,747,894	49,660,275
Net change in unrealized appreciation (depreciation) on investments	(12,106,943)	(40,150,477)

Net increase (decrease) in net assets resulting from operations	(812,038)	21,277,919

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	(4,489,571)*
Class R5	-	(4,939,584)
Service Class	-	(358,183)
Administrative Class	-	(677,337)
Class A	-	(1,311,094)
Class R4	-	(2,777)*
Class R3	-	(2,216)

Total distributions from net investment income	-	(11,780,762)

From net realized gains:
Class I	-	(19,592,080)*
Class R5	-	(22,914,966)
Service Class	-	(1,853,578)
Administrative Class	-	(3,374,830)
Class A	-	(7,334,754)
Class R4	-	(13,691)*
Class R3	-	(13,249)

Total distributions from net realized gains	-	(55,097,148)

Net fund share transactions (Note 5):
Class I	1,922,485	170,067,352 *
Class R5	(20,038,966)	(150,815,262)
Service Class	(3,975,827)	(20,442,176)
Administrative Class	(3,897,422)	(1,032,585)
Class L	-	-
Class A	(8,247,858)	(9,199,883)
Class R4	-	116,568 *
Class R3	(8,545)	(9,159)

Increase (decrease) in net assets from fund share transactions	(34,246,133)	(11,315,145)

Total increase (decrease) in net assets	(35,058,171)	(56,915,136)
Net assets
Beginning of period	410,723,436	467,638,572

End of period	$375,665,265	$410,723,436

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,337,401	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(209,610)

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 21, 2014.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Select Focused Value Fund		MassMutual Select Fundamental Growth Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$30,225,062	$54,314,545	$7,500,093	$16,074,697	$590,029	$1,108,798
45,927,053	85,814,847	79,941,197	109,677,975	7,646,240	15,847,968
(36,390,861)	273,954,472	(93,057,208)	(18,940,090)	(3,952,779)	(1,707,384)

39,761,254	414,083,864	(5,615,918)	106,812,582	4,283,490	15,249,382

-	(10,234,711)	-	(4,029,046)	-	(852,887)*
-	(17,006,805)	-	(5,694,010)	-	(171,725)
-	(11,487,958)	-	(1,655,429)	-	(56,048)
-	(8,322,530)	-	(1,779,528)	-	(84,253)
-	(1,525)*	-	(3,012,736)	-	(115,430)
-	(7,315,121)	-	(1,790)*	-	(805)*
-	(73,638)	-	(8,824)	-	(1,223)

-	(54,442,288)	-	(16,181,363)	-	(1,282,371)

-	(11,638,397)	-	(25,254,020)	-	(9,328,674)*
-	(20,528,688)	-	(38,770,908)	-	(2,288,463)
-	(15,144,142)	-	(11,721,881)	-	(755,128)
-	(11,398,056)	-	(13,773,257)	-	(1,320,766)
-	(2,272)*	-	(27,010,334)	-	(2,763,788)
-	(11,548,744)	-	(13,639)*	-	(12,676)*
-	(131,901)	-	(87,735)	-	(31,591)

-	(70,392,200)	-	(116,631,774)	-	(16,501,086)

79,023,848	139,547,950	40,300,846	61,463,960	551,958	89,438,109 *
(54,927,503)	(90,175,017)	(60,539,323)	29,033,786	(1,026,331)	(66,419,603)
(46,461,202)	67,002,590	(4,585,317)	2,667,182	(996,523)	923,632
(20,523,633)	177,575,145	1,675,741	9,013,321	1,378,035	(1,046,755)
-	(173,007,232)**	-	-	-	-
4,699,604	3,342,456 *	(9,793,257)	14,739,075	(4,864,522)	728,685
23,191,985	(36,450,676)	1,343,768	115,530 *	100	113,582 *
15,005,798	(1,666,043)	841,719	6,487	200,540	(155,402)

8,897	86,169,173	(30,755,823)	117,039,341	(4,756,743)	23,582,248

39,770,151	375,418,549	(36,371,741)	91,038,786	(473,253)	21,048,173

3,472,196,785	3,096,778,236	997,972,519	906,933,733	148,310,798	127,262,625

$3,511,966,936	$3,472,196,785	$961,600,778	$997,972,519	$147,837,545	$148,310,798

$30,689,155	$464,093	$7,299,244	$-	$568,774	$-

$-	$-	$-	$(200,849)	$-	$(21,255)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Blue Chip Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$700,999	$(1,962,422)
Net realized gain (loss) on investment transactions	205,087,391	110,970,108
Net change in unrealized appreciation (depreciation) on investments	(129,994,937)	9,393,468

Net increase (decrease) in net assets resulting from operations	75,793,453	118,401,154

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4*	-	-
Class R3	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class I	-	(18,256,444)*
Class R5	-	(37,728,727)
Service Class	-	(10,930,968)
Administrative Class	-	(18,266,974)
Class A	-	(11,392,210)
Class R4*	-	(54,367)
Class R3	-	(76,884)

Total distributions from net realized gains	-	(96,706,574)

Net fund share transactions (Note 5):
Class I	35,016,423	273,513,443 *
Class R5	(73,626,057)	17,976,514
Service Class	36,326,455	(35,451,138)
Administrative Class	(30,786,364)	15,849,435
Class A	(5,535,644)	(27,092,276)
Class R4*	19,349,809	827,274
Class R3	1,210,823	(103,980)

Increase (decrease) in net assets from fund share transactions	(18,044,555)	245,519,272

Total increase (decrease) in net assets	57,748,898	267,213,852
Net assets
Beginning of period	1,408,794,302	1,141,580,450

End of period	$1,466,543,200	$1,408,794,302

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$454,652	$(246,347)

Distributions in excess of net investment income included in net assets at end of period	$-	$-

*	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund		MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(93,795)	$(757,697)	$928,071	$1,715,893	$530,027	$1,116,378
67,390,855	79,669,554	8,047,097	16,998,635	7,690,078	11,251,441
(42,665,759)	22,553,376	(8,274,867)	(8,523,492)	(2,205,548)	(2,210,643)

24,631,301	101,465,233	700,301	10,191,036	6,014,557	10,157,176

-	-	-	(1,493,902)	-	(410,790)*
-	-	-	(179,936)	-	(561,623)
-	-	-	(46,532)	-	(3,287)
-	-	-	(8,484)	-	(14,370)
-	-	-	(32,911)	-	(10,138)
-	-	-	(845)	-	(374)
-	-	-	(468)	-	(187)*

-	-	-	(1,763,078)	-	(1,000,769)

-	(18,343,315)	-	(1,915,445)	-	-
-	(16,052,750)	-	(287,705)	-	-
-	(9,465,425)	-	(71,920)	-	-
-	(8,996,527)	-	(16,307)	-	-
-	(11,605,691)	-	(84,048)	-	-
-	(7,042)	-	(1,506)	-	-
-	(8,848)	-	(1,549)	-	-

-	(64,479,598)	-	(2,378,480)	-	-

116,335,942	161,165,512	13,324,413	62,882,264	6,064,552	58,735,097 *
(55,209,941)	(79,939,058)	(1,132,500)	(66,725,319)	(1,890,107)	(46,957,438)
2,998,618	67,386,951	(1,927,379)	2,201,998	2,120,803	(3,929,863)
(33,208,009)	32,700,419	(309,429)	(3,128,161)	1,202,781	(775,270)
(7,798,220)	4,944,279	(2,140,424)	(592,184)	588,201	(396,402)
1,042,340	107,143	100	102,453	100	100,475
267,807	94,955	(9,848)	6,810	174	100,187 *

24,428,537	186,460,201	7,804,933	(5,252,139)	8,086,504	6,876,786

49,059,838	223,445,836	8,505,234	797,339	14,101,061	16,033,193

1,070,480,530	847,034,694	162,836,661	162,039,322	170,454,449	154,421,256

$1,119,540,368	$1,070,480,530	$171,341,895	$162,836,661	$184,555,510	$170,454,449

$(236,267)	$(142,472)	$891,563	$-	$630,886	$100,860

$-	$-	$-	$(36,508)	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,542,447	$1,602,676
Net realized gain (loss) on investment transactions	61,827,809	67,673,203
Net change in unrealized appreciation (depreciation) on investments	(61,609,978)	(50,476,747)

Net increase (decrease) in net assets resulting from operations	1,760,278	18,799,132

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	(1,165,020)
Class R5	-	(1,530,838)
Service Class	-	(247,535)
Administrative Class	-	(132,029)
Class A	-	(112,084)
Class R4*	-	(600)
Class R3	-	(184)

Total distributions from net investment income	-	(3,188,290)

From net realized gains:
Class I	-	(18,745,607)
Class R5	-	(29,624,104)
Service Class	-	(5,460,834)
Administrative Class	-	(3,681,960)
Class A	-	(6,805,755)
Class R4*	-	(14,863)
Class R3	-	(26,419)

Total distributions from net realized gains	-	(64,359,542)

Net fund share transactions (Note 5):
Class I	(2,731,549)	21,107,004
Class R5	(29,348,688)	(23,523,516)
Service Class	(18,906,256)	(2,745,889)
Administrative Class	(3,017,881)	(8,517,606)
Class L	-	-
Class A	(6,096,060)	(10,349,879)
Class R4*	100	115,563
Class R3	(19,162)	(94,214)

Increase (decrease) in net assets from fund share transactions	(60,119,496)	(24,008,537)

Total increase (decrease) in net assets	(58,359,218)	(72,757,237)
Net assets
Beginning of period	445,642,351	518,399,588

End of period	$387,283,133	$445,642,351

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,402,387	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(140,060)

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 21, 2014.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund		MM Russell 2000 Small Cap Index Fund		MassMutual Select Mid Cap Growth Equity II Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$1,590,560	$2,247,307	$1,088,256	$1,563,630	$(2,715,961)	$(6,360,438)
9,426,273	6,707,678	6,005,670	11,633,560	134,420,738	208,811,792
(1,064,764)	7,814,057	591,606	(6,157,085)	38,597,266	30,663,325

9,952,069	16,769,042	7,685,532	7,040,105	170,302,043	233,114,679

-	(1,540,869)	-	(1,146,533)	-	-
-	(55,208)	-	(43,187)	-	-
-	(123,337)	-	(68,716)	-	-
-	(351,175)	-	(235,643)	-	-
-	(177,234)	-	(110,446)	-	-
-	(887)	-	(1,117)	-	-
-	(577)*	-	(676)*	-	-

-	(2,249,287)	-	(1,606,318)	-	-

-	(4,060,735)	-	(9,717,239)	-	(43,786,734)
-	(147,273)	-	(440,894)	-	(67,957,371)
-	(332,713)	-	(617,170)	-	(25,305,083)
-	(1,178,726)	-	(2,566,301)	-	(40,024,588)
-	(796,854)	-	(1,485,834)	-	(36,490,484)
-	(3,452)	-	(13,140)	-	(278,894)
-	(3,017)*	-	(10,530)*	-	(317,456)

-	(6,522,770)	-	(14,851,108)	-	(214,160,610)

4,326,879	44,886,831	8,474,443	12,560,246	188,012,653	139,870,415
5,104,162	(477,832)	3,510,480	(8,545,691)	(69,449,413)	92,634,428
4,367,538	9,123,436	2,168,135	5,746,597	(13,831,854)	(29,173,542)
7,472,779	29,696,062	6,653,140	20,094,668	(3,422,186)	(22,864,708)
-	(10,041,602)**	-	(5,978,385)**	-	-
3,651,170	18,939,357	(831,845)	10,738,266	(18,136,434)	(12,619,900)
13,116,009	128,726	8,331,255	160,077	4,287,284	3,097,836
5,202,872	138,158 *	3,027,397	146,572 *	1,138,270	423,941

43,241,409	92,393,136	31,333,005	34,922,350	88,598,320	171,368,470

53,193,478	100,390,121	39,018,537	25,505,029	258,900,363	190,322,539

233,960,390	133,570,269	149,909,787	124,404,758	2,044,172,886	1,853,850,347

$287,153,868	$233,960,390	$188,928,324	$149,909,787	$2,303,073,249	$2,044,172,886

$1,578,828	$-	$1,074,404	$-	$(6,794,896)	$(4,078,935)

$-	$(11,732)	$-	$(13,852)	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(355,943)	$(2,717,675)
Net realized gain (loss) on investment transactions	57,536,271	157,927,957
Net change in unrealized appreciation (depreciation) on investments	5,912,999	(104,883,649)

Net increase (decrease) in net assets resulting from operations	63,093,327	50,326,633

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4*	-	-
Class R3	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class I	-	(97,729,693)
Class R5	-	(40,227,761)
Service Class	-	(7,757,014)
Administrative Class	-	(6,266,247)
Class A	-	(12,281,361)
Class R4*	-	(21,949)
Class R3	-	(44,504)

Total distributions from net realized gains	-	(164,328,529)

Net fund share transactions (Note 5):
Class I	13,830,939	363,136,313
Class R5	(20,031,938)	(342,599,143)
Service Class	(1,645,775)	(32,748,065)
Administrative Class	3,609,953	(8,168,464)
Class L	-	-
Class A	(6,708,640)	(6,232,685)
Class R4*	220,785	122,049
Class R3	233,444	(420,017)

Increase (decrease) in net assets from fund share transactions	(10,491,232)	(26,910,012)

Total increase (decrease) in net assets	52,602,095	(140,911,908)
Net assets
Beginning of period	862,725,113	1,003,637,021

End of period	$915,327,208	$862,725,113

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(557,302)	$(201,359)

Distributions in excess of net investment income included in net assets at end of period	$-	$-

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 21, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund		MassMutual Select Diversified International Fund		MM MSCI EAFE International Index Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(148,483)	$(266,821)	$947,363	$6,062,520	$5,925,973	$7,668,688
3,333,674	3,161,655	544,419	8,211,548	2,108,001	2,550,122
906,981	(156,648)	4,411,166	(33,120,412)	8,681,391	(25,161,015)

4,092,172	2,738,186	5,902,948	(18,846,344)	16,715,365	(14,942,205)

-	-	-	(2,280,133)*	-	(6,608,248)
-	-	-	(4,012,527)	-	(106,877)
-	-	-	(5,112)	-	(189,461)
-	-	-	(3,140)	-	(643,276)
-	-	-	(12,303)	-	(181,481)
-	-	-	(3,132)	-	(3,413)
-	-	-	(2,942)*	-	(2,363)*

-	-	-	(6,319,289)	-	(7,735,119)

-	(1,391,573)*	-	-	-	(2,340,437)
-	(2,017,028)	-	-	-	(40,283)
-	(289,347)	-	-	-	(69,385)
-	(414,041)	-	-	-	(235,842)
-	(789,971)	-	-	-	(75,857)
-	(9,207)	-	-	-	(1,361)
-	(9,202)*	-	-	-	(1,043)*

-	(4,920,369)	-	-	-	(2,764,208)

(1,491,669)	18,100,054 *	7,660,442	68,798,134 *	27,361,447	51,183,193
(6,089,091)	(20,519,163)	(108,472,243)	(35,192,508)	12,935,444	(6,190,056)
(134,973)	660,854	1,937	71,618	8,180,199	6,224,252
(1,174,067)	(401,162)	(144)	91,570	12,085,216	20,288,031
-	-	-	-	-	(1,935,692)**
(441,497)	(412,612)	173,372	(296,775)	5,063,289	4,691,754
-	109,308	100	103,232	4,823,790	154,558
-	109,201 *	13,603	102,942 *	3,074,286	107,091 *

(9,331,297)	(2,353,520)	(100,622,933)	33,678,213	73,523,671	74,523,131

(5,239,125)	(4,535,703)	(94,719,985)	8,512,580	90,239,036	49,081,599

58,481,391	63,017,094	172,131,896	163,619,316	253,550,177	204,468,578

$53,242,266	$58,481,391	$77,411,911	$172,131,896	$343,789,213	$253,550,177

$(170,922)	$(22,439)	$511,897	$-	$5,160,414	$-

$-	$-	$-	$(435,466)	$-	$(765,559)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Overseas Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,693,850	$13,504,218
Net realized gain (loss) on investment transactions	13,637,626	41,158,440
Net change in unrealized appreciation (depreciation) on investments	18,279,694	(97,744,957)

Net increase (decrease) in net assets resulting from operations	40,611,170	(43,082,299)

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	(6,888,163)
Class R5	-	(3,471,069)
Service Class	-	(1,475,642)
Administrative Class	-	(624,275)
Class A	-	(1,104,817)
Class R4*	-	(2,404)

Total distributions from net investment income	-	(13,566,370)

Net fund share transactions (Note 5):
Class I	63,660,963	60,884,251
Class R5	11,962,509	(12,283,523)
Service Class	3,794,213	(249,343)
Administrative Class	8,783,543	5,981,599
Class A	1,913,877	5,949,470
Class R4*	689,687	102,505
Class R3	669,049	(537,008)

Increase (decrease) in net assets from fund share transactions	91,473,841	59,847,951

Total increase (decrease) in net assets	132,085,011	3,199,282
Net assets
Beginning of period	636,111,364	632,912,082

End of period	$768,196,375	$636,111,364

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$20,585,498	$11,891,648

*	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Interest expense to average daily net assets[p]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Net investment income (loss) to average daily net assets[n]
Class I
06/30/15[r]	$10.10	$0.08	$(0.07)	$0.01	$-	$-	$-	$10.11	0.10%	[b]	$522,399	0.39%	[a]	N/A		0.34%	[a]	1.68%	[a]
12/31/14	10.12	0.21	0.23	0.44	(0.31)	(0.15)	(0.46)	10.10	4.39%		459,950	0.41%		0.00%	[e]	0.40%		2.07%
12/31/13	10.55	0.20	(0.35)	(0.15)	(0.26)	(0.02)	(0.28)	10.12	(1.43%	)	420,872	0.40%		0.00%	[e]	N/A		1.87%
12/31/12	9.98	0.26	0.71	0.97	(0.38)	(0.02)	(0.40)	10.55	9.74%		440,229	0.41%		0.00%	[e]	N/A		2.43%
12/31/11	10.09	0.33	(0.09)	0.24	(0.35)	-	(0.35)	9.98	2.41%		402,361	0.40%		N/A		N/A		3.26%
12/31/10[g]	10.00	0.16	0.15	0.31	(0.14)	(0.08)	(0.22)	10.09	3.13%	[b]	3,658	0.42%	[a]	N/A		N/A		3.15%	[a]
Class R5
06/30/15[r]	$10.08	$0.08	$(0.07)	$0.01	$-	$-	$-	$10.09	0.10%	[b]	$148,791	0.49%	[a]	N/A		0.44%	[a]	1.56%	[a]
12/31/14	10.10	0.21	0.22	0.43	(0.30)	(0.15)	(0.45)	10.08	4.26%		148,821	0.52%		0.00%	[e]	0.51%		1.98%
12/31/13	10.54	0.18	(0.35)	(0.17)	(0.25)	(0.02)	(0.27)	10.10	(1.68%	)	175,117	0.55%		0.00%	[e]	N/A		1.72%
12/31/12	9.97	0.24	0.72	0.96	(0.37)	(0.02)	(0.39)	10.54	9.62%		169,086	0.56%		0.00%	[e]	N/A		2.26%
12/31/11	10.07	0.31	(0.07)	0.24	(0.34)	-	(0.34)	9.97	2.37%		79,275	0.55%		N/A		N/A		3.02%
12/31/10[g]	10.00	0.14	0.14	0.28	(0.13)	(0.08)	(0.21)	10.07	2.88%	[b]	29,273	0.57%	[a]	N/A		N/A		2.77%	[a]
Service Class
06/30/15[r]	$10.12	$0.07	$(0.07)	$0.00 [d]	$-	$-	$-	$10.12	0.00%	[b]	$235,138	0.59%	[a]	N/A		0.54%	[a]	1.40%	[a]
12/31/14	10.13	0.19	0.23	0.42	(0.28)	(0.15)	(0.43)	10.12	4.23%		316,778	0.62%		0.00%	[e]	0.62%	[k]	1.86%
12/31/13	10.56	0.17	(0.35)	(0.18)	(0.23)	(0.02)	(0.25)	10.13	(1.78%	)	355,678	0.67%		0.00%	[e]	N/A		1.60%
12/31/12	9.99	0.23	0.71	0.94	(0.35)	(0.02)	(0.37)	10.56	9.43%		481,613	0.68%		0.00%	[e]	N/A		2.15%
12/31/11	10.09	0.30	(0.08)	0.22	(0.32)	-	(0.32)	9.99	2.21%		454,979	0.67%		N/A		N/A		2.89%
12/31/10[g]	10.00	0.13	0.16	0.29	(0.12)	(0.08)	(0.20)	10.09	2.98%	[b]	516,171	0.69%	[a]	N/A		N/A		2.51%	[a]
Administrative Class
06/30/15[r]	$10.06	$0.07	$(0.08)	$(0.01)	$-	$-	$-	$10.05	(0.10%	)[b]	$84,682	0.69%	[a]	N/A		0.64%	[a]	1.36%	[a]
12/31/14	10.07	0.18	0.23	0.41	(0.27)	(0.15)	(0.42)	10.06	4.14%		86,220	0.72%		0.00%	[e]	0.71%		1.74%
12/31/13	10.51	0.16	(0.35)	(0.19)	(0.23)	(0.02)	(0.25)	10.07	(1.86%	)	107,501	0.75%		0.00%	[e]	N/A		1.52%
12/31/12	9.95	0.22	0.71	0.93	(0.35)	(0.02)	(0.37)	10.51	9.35%		99,987	0.76%		0.00%	[e]	N/A		2.06%
12/31/11	10.07	0.29	(0.08)	0.21	(0.33)	-	(0.33)	9.95	2.13%		66,880	0.75%		N/A		N/A		2.87%
12/31/10[g]	10.00	0.13	0.15	0.28	(0.13)	(0.08)	(0.21)	10.07	2.81%	[b]	27,909	0.77%	[a]	N/A		N/A		2.57%	[a]
Class A
06/30/15[r]	$10.10	$0.07	$(0.08)	$(0.01)	$-	$-	$-	$10.09	(0.10%	)[b]	$1,600	0.94%	[a]	N/A		0.89%	[a]	1.43%	[a]
12/31/14[h]	10.25	0.11	0.16	0.27	(0.27)	(0.15)	(0.42)	10.10	2.65%	[b]	119	0.96%	[a]	0.00%	[e]	0.95%	[a]	1.36%	[a]
Class R4
06/30/15[r]	$10.12	$0.06	$(0.07)	$(0.01)	$-	$-	$-	$10.11	(0.10%	)[b]	$342,710	0.84%	[a]	N/A		0.79%	[a]	1.19%	[a]
12/31/14	10.14	0.17	0.22	0.39	(0.26)	(0.15)	(0.41)	10.12	3.88%		385,955	0.86%		0.00%	[e]	0.85%		1.62%
12/31/13	10.56	0.15	(0.35)	(0.20)	(0.20)	(0.02)	(0.22)	10.14	(1.94%	)	463,236	0.85%		0.00%	[e]	N/A		1.41%
12/31/12	9.99	0.21	0.71	0.92	(0.33)	(0.02)	(0.35)	10.56	9.25%		766,346	0.86%		0.00%	[e]	N/A		1.98%
12/31/11	10.09	0.28	(0.08)	0.20	(0.30)	-	(0.30)	9.99	2.03%		703,315	0.85%		N/A		N/A		2.71%
12/31/10[g]	10.00	0.12	0.16	0.28	(0.11)	(0.08)	(0.19)	10.09	2.89%	[b]	708,198	0.87%	[a]	N/A		N/A		2.34%	[a]
Class R3
06/30/15[r]	$10.06	$0.05	$(0.07)	$(0.02)	$-	$-	$-	$10.04	(0.20%	)[b]	$47,347	1.09%	[a]	N/A		1.04%	[a]	0.95%	[a]
12/31/14	10.08	0.14	0.22	0.36	(0.23)	(0.15)	(0.38)	10.06	3.66%		49,462	1.11%		0.00%	[e]	1.10%		1.37%
12/31/13	10.52	0.12	(0.35)	(0.23)	(0.19)	(0.02)	(0.21)	10.08	(2.21%	)	48,925	1.10%		0.00%	[e]	N/A		1.17%
12/31/12	9.97	0.18	0.71	0.89	(0.32)	(0.02)	(0.34)	10.52	9.02%		44,647	1.11%		0.00%	[e]	N/A		1.71%
12/31/11	10.08	0.26	(0.07)	0.19	(0.30)	-	(0.30)	9.97	1.77%		24,105	1.10%		N/A		N/A		2.50%
12/31/10[g]	10.00	0.11	0.15	0.26	(0.10)	(0.08)	(0.18)	10.08	2.70%	[b]	9,825	1.12%	[a]	N/A		N/A		2.12%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	184%	453%[u]	460%[u]	501%[u]	442%	299%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 456%, 479% and 509% as of December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$10.15	$0.13	$(0.12)	$0.01	$-	$-	$10.16	0.10%	[b]	$65,593	0.57%	[a]	0.48%	[a]	2.50%	[a]
12/31/14[h]	10.09	0.25	0.18	0.43	(0.37)	(0.37)	10.15	4.32%	[b]	54,827	0.60%	[a]	0.48%	[a]	3.20%	[a]
Class R5
06/30/15[r]	$10.16	$0.12	$(0.12)	$0.00 [d]	$-	$-	$10.16	0.00%	[b],e	$48,392	0.67%	[a]	0.58%	[a]	2.39%	[a]
12/31/14	9.82	0.32	0.38	0.70	(0.36)	(0.36)	10.16	7.13%		46,966	0.70%		0.63%		3.11%
12/31/13	10.34	0.29	(0.45)	(0.16)	(0.36)	(0.36)	9.82	(1.51%	)	82,091	0.69%		N/A		2.87%
12/31/12	9.91	0.31	0.47	0.78	(0.35)	(0.35)	10.34	7.86%		82,408	0.68%		N/A		3.02%
12/31/11	9.60	0.31	0.33	0.64	(0.33)	(0.33)	9.91	6.61%		75,607	0.66%		N/A		3.14%
12/31/10	9.18	0.40	0.55	0.95	(0.53)	(0.53)	9.60	10.51%		48,222	0.66%		N/A		4.10%
Service Class
06/30/15[r]	$10.17	$0.12	$(0.13)	$(0.01)	$-	$-	$10.16	(0.10%	)[b]	$61,183	0.77%	[a]	0.68%	[a]	2.29%	[a]
12/31/14	9.83	0.31	0.38	0.69	(0.35)	(0.35)	10.17	7.08%		51,447	0.79%		0.70%		3.02%
12/31/13	10.35	0.29	(0.45)	(0.16)	(0.36)	(0.36)	9.83	(1.55%	)	37,806	0.74%		N/A		2.85%
12/31/12	9.92	0.31	0.46	0.77	(0.34)	(0.34)	10.35	7.79%		25,412	0.73%		N/A		2.96%
12/31/11	9.61	0.31	0.33	0.64	(0.33)	(0.33)	9.92	6.54%		27,303	0.71%		N/A		3.08%
12/31/10	9.18	0.40	0.54	0.94	(0.51)	(0.51)	9.61	10.46%		28,610	0.71%		N/A		4.12%
Administrative Class
06/30/15[r]	$10.14	$0.11	$(0.11)	$0.00 [d]	$-	$-	$10.14	0.00%	[b],e	$37,313	0.87%	[a]	0.78%	[a]	2.19%	[a]
12/31/14	9.81	0.30	0.38	0.68	(0.35)	(0.35)	10.14	6.94%		28,065	0.90%		0.80%		2.91%
12/31/13	10.32	0.27	(0.45)	(0.18)	(0.33)	(0.33)	9.81	(1.73%	)	14,613	0.89%		N/A		2.59%
12/31/12	9.90	0.29	0.46	0.75	(0.33)	(0.33)	10.32	7.57%		31,753	0.88%		N/A		2.81%
12/31/11	9.58	0.29	0.33	0.62	(0.30)	(0.30)	9.90	6.43%		26,987	0.86%		N/A		2.90%
12/31/10	9.16	0.38	0.55	0.93	(0.51)	(0.51)	9.58	10.34%		41,764	0.86%		N/A		3.88%
Class A
06/30/15[r]	$10.13	$0.10	$(0.12)	$(0.02)	$-	$-	$10.11	(0.20%	)[b]	$37,418	1.12%	[a]	1.03%	[a]	1.95%	[a]
12/31/14	9.80	0.27	0.38	0.65	(0.32)	(0.32)	10.13	6.66%		32,540	1.15%		1.06%		2.65%
12/31/13	10.31	0.24	(0.43)	(0.19)	(0.32)	(0.32)	9.80	(1.89%	)	27,677	1.14%		N/A		2.40%
12/31/12	9.89	0.26	0.46	0.72	(0.30)	(0.30)	10.31	7.27%		37,774	1.13%		N/A		2.57%
12/31/11	9.56	0.26	0.34	0.60	(0.27)	(0.27)	9.89	6.23%		40,971	1.11%		N/A		2.68%
12/31/10	9.14	0.36	0.54	0.90	(0.48)	(0.48)	9.56	10.00%		54,043	1.11%		N/A		3.68%
Class R4
06/30/15[r]	$10.12	$0.11	$(0.12)	$(0.01)	$-	$-	$10.11	(0.10%	)[b]	$3,345	1.02%	[a]	0.93%	[a]	2.13%	[a]
12/31/14[h]	10.06	0.21	0.19	0.40	(0.34)	(0.34)	10.12	3.99%	[b]	104	1.05%	[a]	0.93%	[a]	2.75%	[a]
Class R3
06/30/15[r]	$10.05	$0.09	$(0.11)	$(0.02)	$-	$-	$10.03	(0.20%	)[b]	$3,021	1.27%	[a]	1.18%	[a]	1.81%	[a]
12/31/14	9.75	0.25	0.38	0.63	(0.33)	(0.33)	10.05	6.44%		1,978	1.33%		1.24%		2.49%
12/31/13	10.26	0.21	(0.44)	(0.23)	(0.28)	(0.28)	9.75	(2.22%	)	974	1.44%		N/A		2.11%
12/31/12	9.85	0.23	0.46	0.69	(0.28)	(0.28)	10.26	7.00%		1,130	1.43%		N/A		2.26%
12/31/11	9.55	0.23	0.33	0.56	(0.26)	(0.26)	9.85	5.80%		988	1.41%		N/A		2.37%
12/31/10	9.14	0.32	0.55	0.87	(0.46)	(0.46)	9.55	9.70%		963	1.41%		N/A		3.33%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	128%	308%	352%	417%	669%	267%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$14.86	$0.12	$(0.06)	$0.06	$-	$-	$14.92	0.40%	[b]	$100,977	0.58%	[a]	1.68%	[a]
12/31/14[h]	13.89	0.17	1.10	1.27	(0.30)	(0.30)	14.86	9.20%	[b]	97,877	0.55%	[a]	1.56%	[a]
Class R5
06/30/15[r]	$14.87	$0.12	$(0.07)	$0.05	$-	$-	$14.92	0.34%	[b]	$226,466	0.68%	[a]	1.57%	[a]
12/31/14	13.56	0.29	1.30	1.59	(0.28)	(0.28)	14.87	11.82%		235,941	0.63%		2.07%
12/31/13	10.21	0.19	3.32	3.51	(0.16)	(0.16)	13.56	34.40%		329,972	0.59%		1.55%
12/31/12	8.87	0.19	1.39	1.58	(0.24)	(0.24)	10.21	17.79%		245,589	0.59%		1.98%
12/31/11	8.92	0.16	(0.05)	0.11	(0.16)	(0.16)	8.87	1.37%		212,076	0.59%		1.79%
12/31/10	8.08	0.15	0.86	1.01	(0.17)	(0.17)	8.92	12.56%		186,639	0.60%		1.86%
Service Class
06/30/15[r]	$14.88	$0.11	$(0.07)	$0.04	$-	$-	$14.92	0.27%	[b]	$15,790	0.78%	[a]	1.48%	[a]
12/31/14	13.57	0.25	1.33	1.58	(0.27)	(0.27)	14.88	11.72%		16,147	0.73%		1.76%
12/31/13	10.22	0.17	3.32	3.49	(0.14)	(0.14)	13.57	34.24%		21,780	0.69%		1.44%
12/31/12	8.87	0.18	1.39	1.57	(0.22)	(0.22)	10.22	17.74%		18,431	0.69%		1.84%
12/31/11	8.92	0.15	(0.05)	0.10	(0.15)	(0.15)	8.87	1.25%		23,925	0.69%		1.69%
12/31/10	8.08	0.15	0.85	1.00	(0.16)	(0.16)	8.92	12.45%		33,138	0.70%		1.78%
Administrative Class
06/30/15[r]	$14.93	$0.10	$(0.06)	$0.04	$-	$-	$14.97	0.33%	[b]	$6,455	0.88%	[a]	1.37%	[a]
12/31/14	13.63	0.24	1.32	1.56	(0.26)	(0.26)	14.93	11.52%		9,579	0.84%		1.69%
12/31/13	10.25	0.16	3.33	3.49	(0.11)	(0.11)	13.63	34.13%		7,905	0.80%		1.33%
12/31/12	8.90	0.17	1.39	1.56	(0.21)	(0.21)	10.25	17.53%		7,642	0.80%		1.74%
12/31/11	8.92	0.14	(0.04)	0.10	(0.12)	(0.12)	8.90	1.17%		9,809	0.80%		1.52%
12/31/10	8.08	0.13	0.86	0.99	(0.15)	(0.15)	8.92	12.35%		40,298	0.81%		1.63%
Class A
06/30/15[r]	$14.86	$0.08	$(0.06)	$0.02	$-	$-	$14.88	0.13%	[b]	$22,463	1.13%	[a]	1.13%	[a]
12/31/14	13.55	0.21	1.31	1.52	(0.21)	(0.21)	14.86	11.27%		23,963	1.10%		1.47%
12/31/13	10.20	0.13	3.31	3.44	(0.09)	(0.09)	13.55	33.78%		24,625	1.09%		1.05%
12/31/12	8.86	0.14	1.39	1.53	(0.19)	(0.19)	10.20	17.23%		24,405	1.09%		1.48%
12/31/11	8.90	0.11	(0.04)	0.07	(0.11)	(0.11)	8.86	0.83%		24,863	1.09%		1.26%
12/31/10	8.06	0.11	0.85	0.96	(0.12)	(0.12)	8.90	11.96%		32,870	1.10%		1.34%
Class R4
06/30/15[r]	$14.83	$0.10	$(0.07)	$0.03	$-	$-	$14.86	0.20%	[b]	$264	1.03%	[a]	1.28%	[a]
12/31/14[h]	13.86	0.12	1.10	1.22	(0.25)	(0.25)	14.83	8.85%	[b]	109	1.00%	[a]	1.13%	[a]
Class R3
06/30/15[r]	$14.91	$0.08	$(0.07)	$0.01	$-	$-	$14.92	0.13%	[b]	$254	1.28%	[a]	1.09%	[a]
12/31/14	13.61	0.18	1.31	1.49	(0.19)	(0.19)	14.91	11.02%		194	1.28%		1.26%
12/31/13	10.25	0.09	3.33	3.42	(0.06)	(0.06)	13.61	33.35%		166	1.40%		0.73%
12/31/12	8.90	0.11	1.39	1.50	(0.15)	(0.15)	10.25	16.88%		131	1.40%		1.12%
12/31/11	8.94	0.09	(0.04)	0.05	(0.09)	(0.09)	8.90	0.63%		259	1.40%		0.98%
12/31/10	8.08	0.08	0.85	0.93	(0.07)	(0.07)	8.94	11.63%		255	1.41%		0.93%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	21%	49%	44%	38%	36%	130%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$13.97	$0.11	$0.02	$0.13	$-	$-	$-	$14.10	0.93%	[b]	$452,325	0.63%	[a]	NA		1.60%	[a]
12/31/14	13.60	0.23	1.28	1.51	(0.24)	(0.90)	(1.14)	13.97	11.45%		408,068	0.65%		0.62%		1.65%
12/31/13	11.36	0.24	3.32	3.56	(0.26)	(1.06)	(1.32)	13.60	31.85%		267,342	0.74%		0.59%		1.82%
12/31/12	10.04	0.24	1.44	1.68	(0.36)	-	(0.36)	11.36	16.75%		204,268	0.74%		0.59%		2.21%
12/31/11	10.48	0.20	(0.43)	(0.23)	(0.21)	-	(0.21)	10.04	(2.06%	)	184,034	0.75%		0.60%		2.00%
12/31/10[g]	9.82	0.03	0.63	0.66	-	-	-	10.48	6.72%	[b]	107	0.75%	[a]	0.65%	[a]	1.98%	[a]
Class R5
06/30/15[r]	$14.01	$0.10	$0.03	$0.13	$-	$-	$-	$14.14	0.93%	[b]	$488,241	0.73%	[a]	N/A		1.48%	[a]
12/31/14	13.64	0.22	1.27	1.49	(0.22)	(0.90)	(1.12)	14.01	11.27%		564,826	0.78%		0.74%		1.53%
12/31/13	11.39	0.22	3.32	3.54	(0.23)	(1.06)	(1.29)	13.64	31.57%		541,839	0.94%		0.79%		1.63%
12/31/12	10.07	0.22	1.44	1.66	(0.34)	-	(0.34)	11.39	16.49%		486,471	0.94%		0.79%		2.00%
12/31/11	10.49	0.17	(0.42)	(0.25)	(0.17)	-	(0.17)	10.07	(2.29%	)	407,353	0.94%		0.80%		1.62%
12/31/10	9.35	0.13	1.14	1.27	(0.13)	-	(0.13)	10.49	13.91%		500,716	0.81%		0.80%		1.35%
Service Class
06/30/15[r]	$13.97	$0.10	$0.02	$0.12	$-	$-	$-	$14.09	0.86%	[b]	$182,295	0.83%	[a]	N/A		1.39%	[a]
12/31/14	13.60	0.20	1.28	1.48	(0.21)	(0.90)	(1.11)	13.97	11.22%		208,770	0.86%		0.83%		1.44%
12/31/13	11.36	0.21	3.32	3.53	(0.23)	(1.06)	(1.29)	13.60	31.52%		207,094	0.98%		0.83%		1.58%
12/31/12	10.05	0.22	1.42	1.64	(0.33)	-	(0.33)	11.36	16.35%		158,864	0.98%		0.83%		1.96%
12/31/11	10.46	0.17	(0.41)	(0.24)	(0.17)	-	(0.17)	10.05	(2.20%	)	154,312	0.98%		0.84%		1.60%
12/31/10	9.33	0.12	1.14	1.26	(0.13)	-	(0.13)	10.46	13.81%		133,797	0.85%		0.84%		1.30%
Administrative Class
06/30/15[r]	$14.04	$0.09	$0.02	$0.11	$-	$-	$-	$14.15	0.78%	[b]	$115,923	0.93%	[a]	N/A		1.29%	[a]
12/31/14	13.65	0.19	1.29	1.48	(0.19)	(0.90)	(1.09)	14.04	11.14%		123,885	0.97%		0.94%		1.33%
12/31/13	11.40	0.19	3.33	3.52	(0.21)	(1.06)	(1.27)	13.65	31.35%		141,207	1.13%		0.98%		1.42%
12/31/12	10.09	0.20	1.43	1.63	(0.32)	-	(0.32)	11.40	16.16%		115,576	1.13%		0.98%		1.81%
12/31/11	10.45	0.15	(0.41)	(0.26)	(0.10)	-	(0.10)	10.09	(2.39%	)	100,173	1.13%		0.98%		1.41%
12/31/10	9.31	0.11	1.14	1.25	(0.11)	-	(0.11)	10.45	13.71%		162,055	1.00%		0.99%		1.15%
Class A
06/30/15[r]	$13.90	$0.07	$0.03	$0.10	$-	$-	$-	$14.00	0.72%	[b]	$191,438	1.18%	[a]	N/A		1.03%	[a]
12/31/14	13.53	0.15	1.27	1.42	(0.15)	(0.90)	(1.05)	13.90	10.78%		215,519	1.23%		1.19%		1.08%
12/31/13	11.28	0.15	3.31	3.46	(0.15)	(1.06)	(1.21)	13.53	31.10%		272,524	1.38%		1.23%		1.18%
12/31/12	9.99	0.17	1.41	1.58	(0.29)	-	(0.29)	11.28	15.85%		332,630	1.38%		1.23%		1.56%
12/31/11	10.36	0.12	(0.40)	(0.28)	(0.09)	-	(0.09)	9.99	(2.65%	)	284,989	1.38%		1.24%		1.19%
12/31/10	9.24	0.09	1.13	1.22	(0.10)	-	(0.10)	10.36	13.46%		293,195	1.25%		1.24%		0.91%
Class R4
06/30/15[r]	$13.86	$0.08	$0.02	$0.10	$-	$-	$-	$13.96	0.72%	[b]	$198	1.08%	[a]	N/A		1.12%	[a]
12/31/14[h]	13.74	0.12	1.10	1.22	(0.20)	(0.90)	(1.10)	13.86	9.16%	[b]	109	1.07%	[a]	N/A		1.11%	[a]
Class R3
06/30/15[r]	$13.81	$0.06	$0.03	$0.09	$-	$-	$-	$13.90	0.65%	[b]	$989	1.33%	[a]	N/A		0.89%	[a]
12/31/14	13.45	0.12	1.27	1.39	(0.13)	(0.90)	(1.03)	13.81	10.63%		977	1.41%		1.37%		0.88%
12/31/13	11.25	0.11	3.29	3.40	(0.14)	(1.06)	(1.20)	13.45	30.66%		1,245	1.68%		1.53%		0.88%
12/31/12	9.90	0.14	1.40	1.54	(0.19)	-	(0.19)	11.25	15.55%		878	1.68%		1.53%		1.29%
12/31/11	10.25	0.09	(0.40)	(0.31)	(0.04)	-	(0.04)	9.90	(2.95%	)	1,951	1.68%		1.54%		0.89%
12/31/10	9.13	0.06	1.11	1.17	(0.05)	-	(0.05)	10.25	12.97%		2,051	1.55%		1.54%		0.60%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	11%	19%	18%	22%	14%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$8.29	$0.08	$(0.09)	$(0.01)	$-	$-	$-	$8.28	(0.12%	)[b]	$151,000	0.66%	[a]	0.63%	[a]	1.96%	[a]
12/31/14[h]	9.64	0.15	0.08	0.23	(0.29)	(1.29)	(1.58)	8.29	3.05%	[b]	148,996	0.64%	[a]	0.63%	[a]	2.09%	[a]
Class R5
06/30/15[r]	$8.30	$0.08	$(0.09)	$(0.01)	$-	$-	$-	$8.29	(0.12%	)[b]	$151,962	0.76%	[a]	0.73%	[a]	1.86%	[a]
12/31/14	9.48	0.28	0.11	0.39	(0.28)	(1.29)	(1.57)	8.30	4.73%		172,533	0.75%		0.74%		2.92%
12/31/13	7.82	0.21	2.21	2.42	(0.25)	(0.51)	(0.76)	9.48	31.24%		337,852	0.77%		0.75%		2.33%
12/31/12	10.08	0.18	0.96	1.14	(0.17)	(3.23)	(3.40)	7.82	11.22%		336,198	0.77%		0.77%	[k]	1.67%
12/31/11	10.60	0.10	(0.54)	(0.44)	(0.08)	-	(0.08)	10.08	(4.15%	)	309,422	0.77%		N/A		1.00%
12/31/10	9.50	0.09	1.15	1.24	(0.14)	-	(0.14)	10.60	13.08%		377,131	0.77%		N/A		0.91%
Service Class
06/30/15[r]	$8.32	$0.07	$(0.08)	$(0.01)	$-	$-	$-	$8.31	(0.12%	)[b]	$9,393	0.86%	[a]	0.83%	[a]	1.68%	[a]
12/31/14	9.49	0.27	0.11	0.38	(0.26)	(1.29)	(1.55)	8.32	4.59%		13,470	0.85%		0.83%		2.81%
12/31/13	7.83	0.20	2.21	2.41	(0.24)	(0.51)	(0.75)	9.49	31.11%		34,719	0.86%		0.84%		2.23%
12/31/12	10.07	0.15	0.99	1.14	(0.15)	(3.23)	(3.38)	7.83	11.22%		26,190	0.86%		0.86%	[k]	1.38%
12/31/11	10.60	0.10	(0.56)	(0.46)	(0.07)	-	(0.07)	10.07	(4.34%	)	65,751	0.86%		N/A		0.91%
12/31/10	9.50	0.08	1.15	1.23	(0.13)	-	(0.13)	10.60	12.98%		81,805	0.86%		N/A		0.82%
Administrative Class
06/30/15[r]	$8.27	$0.07	$(0.08)	$(0.01)	$-	$-	$-	$8.26	(0.12%	)[b]	$21,230	0.96%	[a]	0.93%	[a]	1.66%	[a]
12/31/14	9.46	0.24	0.12	0.36	(0.26)	(1.29)	(1.55)	8.27	4.42%		25,165	0.96%		0.94%		2.48%
12/31/13	7.80	0.19	2.20	2.39	(0.22)	(0.51)	(0.73)	9.46	30.99%		29,046	1.01%		0.99%		2.08%
12/31/12	10.06	0.14	0.97	1.11	(0.14)	(3.23)	(3.37)	7.80	10.93%		41,924	1.01%		1.01%	[k]	1.34%
12/31/11	10.57	0.08	(0.54)	(0.46)	(0.05)	-	(0.05)	10.06	(4.37%	)	48,977	1.01%		N/A		0.77%
12/31/10	9.47	0.06	1.15	1.21	(0.11)	-	(0.11)	10.57	12.81%		78,893	1.01%		N/A		0.65%
Class A
06/30/15[r]	$8.26	$0.06	$(0.08)	$(0.02)	$-	$-	$-	$8.24	(0.24%	)[b]	$41,892	1.21%	[a]	1.18%	[a]	1.39%	[a]
12/31/14	9.44	0.21	0.13	0.34	(0.23)	(1.29)	(1.52)	8.26	4.22%		50,363	1.21%		1.19%		2.24%
12/31/13	7.79	0.17	2.18	2.35	(0.19)	(0.51)	(0.70)	9.44	30.53%		65,907	1.26%		1.24%		1.84%
12/31/12	10.03	0.11	0.98	1.09	(0.10)	(3.23)	(3.33)	7.79	10.77%		69,701	1.26%		1.26%	[k]	1.05%
12/31/11	10.54	0.05	(0.55)	(0.50)	(0.01)	-	(0.01)	10.03	(4.70%	)	104,872	1.26%		N/A		0.51%
12/31/10	9.45	0.04	1.14	1.18	(0.09)	-	(0.09)	10.54	12.48%		155,189	1.26%		N/A		0.42%
Class R4
06/30/15[r]	$8.24	$0.06	$(0.09)	$(0.03)	$-	$-	$-	$8.21	(0.36%	)[b]	$102	1.11%	[a]	1.08%	[a]	1.51%	[a]
12/31/14[h]	9.59	0.12	0.08	0.20	(0.26)	(1.29)	(1.55)	8.24	2.71%	[b]	103	1.09%	[a]	1.08%	[a]	1.68%	[a]
Class R3
06/30/15[r]	$8.12	$0.05	$(0.09)	$(0.04)	$-	$-	$-	$8.08	(0.49%	)[b]	$86	1.36%	[a]	1.33%	[a]	1.26%	[a]
12/31/14	9.30	0.19	0.14	0.33	(0.22)	(1.29)	(1.51)	8.12	4.10%		94	1.40%		1.38%		2.06%
12/31/13	7.68	0.14	2.16	2.30	(0.17)	(0.51)	(0.68)	9.30	30.27%		114	1.56%		1.54%		1.54%
12/31/12	9.93	0.07	0.97	1.04	(0.06)	(3.23)	(3.29)	7.68	10.32%		117	1.56%		1.56%	[k]	0.70%
12/31/11	10.44	0.02	(0.53)	(0.51)	-	-	-	9.93	(4.89%	)	434	1.55%		N/A		0.22%
12/31/10	9.36	0.01	1.13	1.14	(0.06)	-	(0.06)	10.44	12.20%		735	1.56%		N/A		0.12%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	3%	50%	34%	107%	10%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$18.54	$0.18	$0.04	$0.22	$-	$-	$-	$18.76	1.19%	[b]	$707,668	0.12%	[a]	N/A		1.94%	[a]
12/31/14	16.99	0.34	1.94	2.28	(0.34)	(0.39)	(0.73)	18.54	13.55%		619,847	0.13%		0.11%		1.90%
12/31/13	13.20	0.32	3.93	4.25	(0.35)	(0.11)	(0.46)	16.99	32.34%		436,004	0.18%		0.08%		2.01%
12/31/12	11.66	0.29	1.57	1.86	(0.32)	-	(0.32)	13.20	15.96%		103,732	0.18%		0.08%		2.23%
12/31/11[i]	11.85	0.01	(0.02)	(0.01)	(0.18)	-	(0.18)	11.66	0.00%	[b,e]	57,185	0.17%	[a]	0.06%	[a]	1.80%	[a]
Class R5
06/30/15[r]	$18.58	$0.17	$0.04	$0.21	$-	$-	$-	$18.79	1.13%	[b]	$960,960	0.22%	[a]	N/A		1.83%	[a]
12/31/14	17.02	0.32	1.95	2.27	(0.32)	(0.39)	(0.71)	18.58	13.46%		1,003,654	0.23%		0.22%		1.79%
12/31/13	13.23	0.29	3.94	4.23	(0.33)	(0.11)	(0.44)	17.02	32.11%		1,003,965	0.25%		0.20%		1.88%
12/31/12	11.69	0.27	1.57	1.84	(0.30)	-	(0.30)	13.23	15.77%		833,287	0.26%		0.21%		2.07%
12/31/11[p]	11.70	0.22	(0.01)	0.21	(0.22)	-	(0.22)	11.69	1.84%		737,960	0.21%		0.21%	[k]	1.85%
12/31/10	10.36	0.20	1.33	1.53	(0.19)	-	(0.19)	11.70	14.93%		693,596	0.21%		N/A		1.84%
Service Class
06/30/15[r]	$18.60	$0.16	$0.04	$0.20	$-	$-	$-	$18.80	1.08%	[b]	$696,998	0.37%	[a]	N/A		1.67%	[a]
12/31/14	17.05	0.29	1.94	2.23	(0.29)	(0.39)	(0.68)	18.60	13.21%		736,040	0.39%		0.38%		1.63%
12/31/13	13.25	0.25	3.95	4.20	(0.29)	(0.11)	(0.40)	17.05	31.86%		609,354	0.47%		0.42%		1.66%
12/31/12	11.71	0.24	1.58	1.82	(0.28)	-	(0.28)	13.25	15.51%		516,727	0.47%		0.42%		1.86%
12/31/11	11.71	0.19	(0.00)[d]	0.19	(0.19)	-	(0.19)	11.71	1.69%		437,378	0.42%		0.42%	[k]	1.62%
12/31/10	10.38	0.17	1.33	1.50	(0.17)	-	(0.17)	11.71	14.57%		470,762	0.43%		N/A		1.62%
Administrative Class
06/30/15[r]	$18.39	$0.15	$0.03	$0.18	$-	$-	$-	$18.57	0.98%	[b]	$543,554	0.47%	[a]	N/A		1.58%	[a]
12/31/14	16.86	0.27	1.93	2.20	(0.28)	(0.39)	(0.67)	18.39	13.18%		557,940	0.48%		0.47%		1.54%
12/31/13	13.11	0.25	3.90	4.15	(0.29)	(0.11)	(0.40)	16.86	31.81%		335,898	0.50%		0.45%		1.63%
12/31/12	11.58	0.23	1.57	1.80	(0.27)	-	(0.27)	13.11	15.56%		269,106	0.50%		0.45%		1.82%
12/31/11	11.59	0.19	(0.02)	0.17	(0.18)	-	(0.18)	11.58	1.55%		251,190	0.45%		0.45%	[k]	1.58%
12/31/10	10.27	0.17	1.31	1.48	(0.16)	-	(0.16)	11.59	14.56%		298,754	0.46%		N/A		1.58%
Class A
06/30/15[r]	$18.23	$0.12	$0.04	$0.16	$-	$-	$-	$18.39	0.88%	[b]	$8,026	0.72%	[a]	N/A		1.32%	[a]
12/31/14[h]	17.01	0.19	1.68	1.87	(0.26)	(0.39)	(0.65)	18.23	11.10%	[b]	3,314	0.72%	[a]	N/A		1.43%	[a]
Class R4
06/30/15[r]	$18.25	$0.13	$0.04	$0.17	$-	$-	$-	$18.42	0.93%	[b]	$576,126	0.62%	[a]	N/A		1.43%	[a]
12/31/14	16.74	0.24	1.90	2.14	(0.24)	(0.39)	(0.63)	18.25	12.92%		547,665	0.66%		0.63%		1.37%
12/31/13	13.02	0.22	3.87	4.09	(0.26)	(0.11)	(0.37)	16.74	31.57%		535,280	0.84%		0.65%		1.43%
12/31/12	11.51	0.21	1.55	1.76	(0.25)	-	(0.25)	13.02	15.28%		388,374	0.90%		0.65%		1.63%
12/31/11	11.52	0.16	(0.00)[d]	0.16	(0.17)	-	(0.17)	11.51	1.42%		336,032	0.85%		0.65%		1.40%
12/31/10	10.22	0.15	1.30	1.45	(0.15)	-	(0.15)	11.52	14.29%		302,470	0.86%		0.66%		1.39%
Class R3
06/30/15[r]	$18.06	$0.11	$0.04	$0.15	$-	$-	$-	$18.21	0.83%	[b]	$18,635	0.87%	[a]	N/A		1.22%	[a]
12/31/14	16.58	0.19	1.90	2.09	(0.22)	(0.39)	(0.61)	18.06	12.68%		3,736	0.92%		0.89%		1.12%
12/31/13	12.90	0.17	3.83	4.00	(0.21)	(0.11)	(0.32)	16.58	31.14%		4,940	1.14%		0.95%		1.13%
12/31/12	11.41	0.17	1.53	1.70	(0.21)	-	(0.21)	12.90	14.91%		3,869	1.20%		0.95%		1.33%
12/31/11	11.42	0.13	(0.01)	0.12	(0.13)	-	(0.13)	11.41	1.13%		3,385	1.15%		0.95%		1.10%
12/31/10	10.13	0.11	1.29	1.40	(0.11)	-	(0.11)	11.42	13.94%		2,982	1.16%		0.96%		1.09%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	1%	5%	10%	3%	2%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Class Z shares were renamed Class I Shares on September 30, 2011. Class I shares were renamed Class R5 shares on April 1, 2014.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$22.69	$0.20	$(0.32)	$(0.12)	$-	$-	$-	$22.57	(0.53%	)[b]	$261,555	0.73%	[a]	N/A		1.74%	[a]
12/31/14	23.34	0.46	2.34	2.80	(0.47)	(2.98)	(3.45)	22.69	12.54%		222,925	0.74%		0.71%		1.94%
12/31/13	18.86	0.14	6.99	7.13	(0.14)	(2.51)	(2.65)	23.34	38.45%		167,586	0.78%		0.68%		0.63%
12/31/12	16.98	0.20	3.38	3.58	(0.19)	(1.51)	(1.70)	18.86	21.28%		121,833	0.78%		0.68%		1.04%
12/31/11	17.64	0.17	(0.22)	(0.05)	(0.29)	(0.32)	(0.61)	16.98	(0.12%	)	86,517	0.79%		0.69%		1.01%
12/31/10[g]	16.92	0.02	0.70	0.72	-	-	-	17.64	4.26%	[b]	104	0.79%	[a]	0.69%	[a]	0.77%	[a]
Class R5
06/30/15[r]	$22.74	$0.19	$(0.32)	$(0.13)	$-	$-	$-	$22.61	(0.57%	)[b]	$275,007	0.83%	[a]	N/A		1.66%	[a]
12/31/14	23.38	0.45	2.33	2.78	(0.44)	(2.98)	(3.42)	22.74	12.44%		336,501	0.84%		0.82%		1.89%
12/31/13	18.89	0.11	7.00	7.11	(0.11)	(2.51)	(2.62)	23.38	38.28%		316,010	0.90%		0.80%		0.51%
12/31/12	17.00	0.17	3.39	3.56	(0.16)	(1.51)	(1.67)	18.89	21.17%		266,390	0.90%		0.80%		0.88%
12/31/11	17.63	0.13	(0.20)	(0.07)	(0.24)	(0.32)	(0.56)	17.00	(0.23%	)	233,071	0.90%		0.80%		0.73%
12/31/10	14.59	0.10	3.05	3.15	(0.11)	-	(0.11)	17.63	21.81%		307,649	0.82%		0.80%		0.62%
Service Class
06/30/15[r]	$22.49	$0.17	$(0.31)	$(0.14)	$-	$-	$-	$22.35	(0.62%	)[b]	$93,317	0.93%	[a]	N/A		1.54%	[a]
12/31/14	23.16	0.44	2.29	2.73	(0.42)	(2.98)	(3.40)	22.49	12.33%		98,642	0.94%		0.92%		1.87%
12/31/13	18.74	0.09	6.94	7.03	(0.10)	(2.51)	(2.61)	23.16	38.13%		98,784	1.00%		0.90%		0.42%
12/31/12	16.88	0.14	3.38	3.52	(0.15)	(1.51)	(1.66)	18.74	21.03%		59,000	1.00%		0.90%		0.77%
12/31/11	17.49	0.11	(0.20)	(0.09)	(0.20)	(0.32)	(0.52)	16.88	(0.35%	)	60,921	1.00%		0.90%		0.63%
12/31/10	14.47	0.08	3.04	3.12	(0.10)	-	(0.10)	17.49	21.73%		70,955	0.92%		0.90%		0.52%
Administrative Class
06/30/15[r]	$22.31	$0.16	$(0.31)	$(0.15)	$-	$-	$-	$22.16	(0.67%	)[b]	$112,818	1.03%	[a]	N/A		1.45%	[a]
12/31/14	23.00	0.38	2.30	2.68	(0.39)	(2.98)	(3.37)	22.31	12.20%		111,776	1.05%		1.03%		1.63%
12/31/13	18.62	0.06	6.90	6.96	(0.07)	(2.51)	(2.58)	23.00	37.97%		105,331	1.15%		1.05%		0.26%
12/31/12	16.79	0.12	3.34	3.46	(0.12)	(1.51)	(1.63)	18.62	20.82%		73,933	1.15%		1.05%		0.64%
12/31/11	17.32	0.08	(0.18)	(0.10)	(0.11)	(0.32)	(0.43)	16.79	(0.48%	)	60,937	1.15%		1.05%		0.46%
12/31/10	14.33	0.05	3.01	3.06	(0.07)	-	(0.07)	17.32	21.54%		91,044	1.07%		1.05%		0.36%
Class A
06/30/15[r]	$21.69	$0.13	$(0.29)	$(0.16)	$-	$-	$-	$21.53	(0.74%	)[b]	$215,883	1.28%	[a]	N/A		1.20%	[a]
12/31/14	22.46	0.33	2.21	2.54	(0.33)	(2.98)	(3.31)	21.69	11.86%		227,294	1.30%		1.28%		1.45%
12/31/13	18.23	0.00 [d]	6.75	6.75	(0.01)	(2.51)	(2.52)	22.46	37.66%		218,492	1.40%		1.30%		0.01%
12/31/12	16.46	0.07	3.28	3.35	(0.07)	(1.51)	(1.58)	18.23	20.55%		160,758	1.40%		1.30%		0.37%
12/31/11	16.99	0.04	(0.19)	(0.15)	(0.06)	(0.32)	(0.38)	16.46	(0.79%	)	142,551	1.40%		1.30%		0.23%
12/31/10	14.06	0.02	2.96	2.98	(0.05)	-	(0.05)	16.99	21.29%		170,895	1.32%		1.30%		0.12%
Class R4
06/30/15[r]	$21.65	$0.20	$(0.36)	$(0.16)	$-	$-	$-	$21.49	(0.74%	)[b]	$1,471	1.18%	[a]	N/A		1.83%	[a]
12/31/14[h]	22.25	0.10	2.67	2.77	(0.39)	(2.98)	(3.37)	21.65	13.01%	[b]	113	1.17%	[a]	N/A		0.55%	[a]
Class R3
06/30/15[r]	$20.95	$0.09	$(0.26)	$(0.17)	$-	$-	$-	$20.78	(0.81%	)[b]	$1,552	1.43%	[a]	N/A		0.89%	[a]
12/31/14	21.80	0.29	2.13	2.42	(0.29)	(2.98)	(3.27)	20.95	11.67%		721	1.49%		1.47%		1.31%
12/31/13	17.80	(0.06)	6.57	6.51	-	(2.51)	(2.51)	21.80	37.19%		731	1.70%		1.60%		(0.28%	)
12/31/12	16.10	(0.01)	3.22	3.21	-	(1.51)	(1.51)	17.80	20.13%		477	1.70%		1.60%		(0.06%	)
12/31/11	16.60	(0.02)	(0.16)	(0.18)	-	(0.32)	(0.32)	16.10	(1.02%	)	1,425	1.70%		1.60%		(0.09%	)
12/31/10	13.73	(0.03)	2.90	2.87	-	-	-	16.60	20.90%		1,882	1.62%		1.60%		(0.19%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	22%	35%	27%	30%	32%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$8.18	$0.04	$0.19	$0.23	$-	$-	$-	$8.41	2.81%	[b]	$89,548	0.78%	[a]	0.70%	[a]	0.90%	[a]
12/31/14[h]	8.42	0.07	0.78	0.85	(0.09)	(1.00)	(1.09)	8.18	10.42%	[b]	86,370	0.75%	[a]	0.70%	[a]	1.03%	[a]
Class R5
06/30/15[r]	$8.20	$0.03	$0.19	$0.22	$-	$-	$-	$8.42	2.68%	[b]	$20,660	0.88%	[a]	0.80%	[a]	0.80%	[a]
12/31/14	8.35	0.06	0.86	0.92	(0.07)	(1.00)	(1.07)	8.20	11.38%		21,110	0.87%		0.80%		0.75%
12/31/13	6.62	0.06	2.05	2.11	(0.07)	(0.31)	(0.38)	8.35	32.24%		86,288	0.90%		0.81%		0.79%
12/31/12	5.89	0.07	0.71	0.78	(0.05)	(0.00)[d]	(0.05)	6.62	13.26%		73,897	0.91%		0.83%		1.02%
12/31/11	5.72	0.02	0.16	0.18	(0.01)	-	(0.01)	5.89	3.13%		20,468	0.64%		N/A		0.31%
12/31/10	4.75	0.01	0.96	0.97	-	-	-	5.72	20.42%		21,169	0.65%		N/A		0.25%
Service Class
06/30/15[r]	$8.07	$0.03	$0.19	$0.22	$-	$-	$-	$8.29	2.73%	[b]	$6,017	0.98%	[a]	0.90%	[a]	0.72%	[a]
12/31/14	8.25	0.06	0.83	0.89	(0.07)	(1.00)	(1.07)	8.07	11.13%		6,829	0.94%		0.90%		0.76%
12/31/13	6.54	0.05	2.04	2.09	(0.07)	(0.31)	(0.38)	8.25	32.23%		6,015	0.94%		0.91%		0.68%
12/31/12	5.82	0.05	0.71	0.76	(0.04)	(0.00)[d]	(0.04)	6.54	13.09%		3,948	0.97%		0.94%		0.73%
12/31/11	5.66	0.01	0.15	0.16	(0.00)[d]	-	(0.00)[d]	5.82	2.89%		1,859	0.74%		N/A		0.21%
12/31/10	4.70	0.01	0.95	0.96	-	-	-	5.66	20.43%		1,633	0.75%		N/A		0.13%
Administrative Class
06/30/15[r]	$7.93	$0.02	$0.19	$0.21	$-	$-	$-	$8.14	2.65%	[b]	$11,349	1.08%	[a]	1.00%	[a]	0.60%	[a]
12/31/14	8.13	0.05	0.81	0.86	(0.06)	(1.00)	(1.06)	7.93	10.93%		9,696	1.06%		1.01%		0.64%
12/31/13	6.45	0.04	2.00	2.04	(0.05)	(0.31)	(0.36)	8.13	32.00%		10,925	1.09%		1.06%		0.55%
12/31/12	5.74	0.04	0.70	0.74	(0.03)	(0.00)[d]	(0.03)	6.45	12.97%		10,370	1.12%		1.09%		0.61%
12/31/11	5.58	0.00 [d]	0.16	0.16	-	-	-	5.74	2.87%		6,929	0.89%		N/A		0.06%
12/31/10	4.65	0.00 [d]	0.93	0.93	-	-	-	5.58	20.00%		6,658	0.90%		N/A		0.01%
Class A
06/30/15[r]	$7.68	$0.01	$0.18	$0.19	$-	$-	$-	$7.87	2.47%	[b]	$19,945	1.33%	[a]	1.25%	[a]	0.36%	[a]
12/31/14	7.89	0.03	0.80	0.83	(0.04)	(1.00)	(1.04)	7.68	10.86%		24,193	1.31%		1.26%		0.38%
12/31/13	6.28	0.02	1.94	1.96	(0.04)	(0.31)	(0.35)	7.89	31.53%		23,867	1.34%		1.31%		0.29%
12/31/12	5.58	0.02	0.69	0.71	(0.01)	(0.00)[d]	(0.01)	6.28	12.79%		16,843	1.37%		1.35%		0.29%
12/31/11	5.44	(0.01)	0.15	0.14	-	-	-	5.58	2.57%		15,768	1.14%		N/A		(0.19%	)
12/31/10	4.54	(0.01)	0.91	0.90	-	-	-	5.44	19.82%		19,690	1.15%		N/A		(0.24%	)
Class R4
06/30/15[r]	$7.66	$0.02	$0.18	$0.20	$-	$-	$-	$7.86	2.61%	[b]	$113	1.23%	[a]	1.15%	[a]	0.45%	[a]
12/31/14[h]	7.95	0.04	0.73	0.77	(0.06)	(1.00)	(1.06)	7.66	10.03%	[b]	110	1.20%	[a]	1.15%	[a]	0.59%	[a]
Class R3
06/30/15[r]	$7.38	$(0.00)[d]	$0.17	$0.17	$-	$-	$-	$7.55	2.30%	[b]	$206	1.48%	[a]	1.40%	[a]	(0.07%	)[a]
12/31/14	7.64	0.02	0.76	0.78	(0.04)	(1.00)	(1.04)	7.38	10.51%		3	1.49%		1.44%		0.24%
12/31/13	6.07	0.00 [d]	1.88	1.88	(0.00)[d]	(0.31)	(0.31)	7.64	31.26%		168	1.64%		1.61%		0.02%
12/31/12	5.41	(0.00)[d]	0.66	0.66	-	(0.00)[d]	(0.00)[d]	6.07	12.27%		248	1.68%		1.66%		(0.02%	)
12/31/11	5.28	(0.03)	0.16	0.13	-	-	-	5.41	2.46%		337	1.44%		N/A		(0.50%	)
12/31/10	4.43	(0.03)	0.88	0.85	-	-	-	5.28	19.19%		336	1.45%		N/A		(0.55%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	26%	59%	62%	109%	49%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$17.24	$0.02	$0.91	$0.93	$-	$-	$-	$18.17	5.39%	[b]	$319,138	0.67%	[a]	N/A		0.28%	[a]
12/31/14[h]	16.75	0.01	1.73	1.74	-	(1.25)	(1.25)	17.24	10.55%	[b]	268,755	0.66%	[a]	N/A		0.05%	[a]
Class R5
06/30/15[r]	$17.23	$0.02	$0.89	$0.91	$-	$-	$-	$18.14	5.28%	[b]	$517,282	0.77%	[a]	N/A		0.17%	[a]
12/31/14	16.94	(0.01)	1.55	1.54	-	(1.25)	(1.25)	17.23	9.25%		560,395	0.76%		0.76%	[n]	(0.05%	)
12/31/13	12.77	0.00 [d]	5.24	5.24	(0.00)[d]	(1.07)	(1.07)	16.94	41.38%		526,553	0.78%		0.76%		0.02%
12/31/12	10.81	0.04	1.95	1.99	(0.03)	-	(0.03)	12.77	18.43%		406,245	0.82%		0.76%		0.34%
12/31/11	10.65	0.02	0.14	0.16	(0.00)[d]	-	(0.00)[d]	10.81	1.50%		270,651	0.84%		0.76%		0.17%
12/31/10	9.14	0.01	1.51	1.52	(0.01)	-	(0.01)	10.65	16.64%		163,662	0.84%		0.76%		0.08%
Service Class
06/30/15[r]	$17.12	$0.01	$0.89	$0.90	$-	$-	$-	$18.02	5.26%	[b]	$202,054	0.87%	[a]	N/A		0.07%	[a]
12/31/14	16.85	(0.02)	1.54	1.52	-	(1.25)	(1.25)	17.12	9.18%		158,076	0.85%		0.85%	[n]	(0.14%	)
12/31/13	12.71	(0.01)	5.22	5.21	(0.00)[d]	(1.07)	(1.07)	16.85	41.34%		188,792	0.87%		0.82%		(0.04%	)
12/31/12	10.77	0.03	1.93	1.96	(0.02)	-	(0.02)	12.71	18.23%		128,562	0.95%		0.82%		0.26%
12/31/11	10.61	0.01	0.15	0.16	-	-	-	10.77	1.51%		87,359	0.97%		0.82%		0.13%
12/31/10	9.12	0.00 [d]	1.50	1.50	(0.01)	-	(0.01)	10.61	16.45%		42,443	0.97%		0.82%		0.01%
Administrative Class
06/30/15[r]	$16.94	$(0.00)[d]	$0.89	$0.89	$-	$-	$-	$17.83	5.25%	[b]	$246,402	0.97%	[a]	N/A		(0.02%	)[a]
12/31/14	16.71	(0.04)	1.52	1.48	-	(1.25)	(1.25)	16.94	9.01%		262,694	0.96%		0.96%	[n]	(0.26%	)
12/31/13	12.64	(0.03)	5.17	5.14	(0.00)[d]	(1.07)	(1.07)	16.71	41.01%		242,816	1.02%		0.98%		(0.22%	)
12/31/12	10.71	0.01	1.93	1.94	(0.01)	-	(0.01)	12.64	18.07%		319,306	1.07%		0.98%		0.10%
12/31/11	10.57	(0.01)	0.15	0.14	-	-	-	10.71	1.42%		243,741	1.09%		0.98%		(0.09%	)
12/31/10	9.08	(0.01)	1.50	1.49	-	-	-	10.57	16.30%		257,545	1.09%		0.98%		(0.15%	)
Class A
06/30/15[r]	$16.42	$(0.02)	$0.86	$0.84	$-	$-	$-	$17.26	5.12%	[b]	$159,648	1.22%	[a]	N/A		(0.27%	)[a]
12/31/14	16.27	(0.08)	1.48	1.40	-	(1.25)	(1.25)	16.42	8.77%		157,200	1.21%		1.20%		(0.50%	)
12/31/13	12.35	(0.06)	5.05	4.99	(0.00)[d]	(1.07)	(1.07)	16.27	40.76%		182,452	1.26%		1.19%		(0.41%	)
12/31/12	10.48	(0.01)	1.88	1.87	-	-	-	12.35	17.84%		140,294	1.32%		1.19%		(0.08%	)
12/31/11	10.36	(0.03)	0.15	0.12	-	-	-	10.48	1.16%		75,919	1.34%		1.19%		(0.29%	)
12/31/10	8.93	(0.03)	1.46	1.43	-	-	-	10.36	16.01%		66,401	1.34%		1.19%		(0.36%	)
Class R4
06/30/15[r]	$16.44	$(0.02)	$0.87	$0.85	$-	$-	$-	$17.29	5.17%	[b]	$19,875	1.12%	[a]	N/A		(0.20%	)[a]
12/31/14[h]	16.08	(0.06)	1.67	1.61	-	(1.25)	(1.25)	16.44	10.18%	[b]	776	1.11%	[a]	N/A		(0.44%	)[a]
Class R3
06/30/15[r]	$15.75	$(0.04)	$0.83	$0.79	$-	$-	$-	$16.54	5.08%	[b]	$2,145	1.37%	[a]	N/A		(0.45%	)[a]
12/31/14	15.68	(0.11)	1.43	1.32	-	(1.25)	(1.25)	15.75	8.52%		900	1.39%		1.39%	[n]	(0.70%	)
12/31/13	11.97	(0.10)	4.88	4.78	(0.00)[d]	(1.07)	(1.07)	15.68	40.30%		967	1.55%		1.51%		(0.73%	)
12/31/12	10.18	(0.04)	1.83	1.79	-	-	-	11.97	17.58%		727	1.62%		1.51%		(0.35%	)
12/31/11	10.11	(0.08)	0.15	0.07	-	-	-	10.18	0.69%		78	1.64%		1.51%		(0.72%	)
12/31/10	8.74	(0.06)	1.43	1.37	-	-	-	10.11	15.68%		344	1.64%		1.51%		(0.69%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	17%	34%	33%	20%	38%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$11.90	$0.01	$0.27	$0.28	$-	$-	$-	$12.18	2.35%	[b]	$438,754	0.73%	[a]	N/A		0.16%	[a]
12/31/14	11.43	0.01	1.20	1.21	-	(0.74)	(0.74)	11.90	10.75%		312,757	0.75%		0.72%		0.10%
12/31/13	8.89	0.00 [d]	3.38	3.38	(0.01)	(0.83)	(0.84)	11.43	38.50%		141,922	0.84%		0.69%		0.02%
12/31/12	7.40	0.07	1.42	1.49	-	-	-	8.89	20.14%		76,857	0.85%		0.70%		0.86%
12/31/11[i]	7.45	(0.00)[d]	(0.05)	(0.05)	-	-	-	7.40	(0.67%	)[b]	99	0.79%	[a]	0.64%	[a]	(0.33%	)[a]
Class R5
06/30/15[r]	$11.85	$0.00 [d]	$0.27	$0.27	$-	$-	$-	$12.12	2.28%	[b]	$223,357	0.83%	[a]	N/A		0.07%	[a]
12/31/14	11.39	0.00 [d]	1.20	1.20	-	(0.74)	(0.74)	11.85	10.70%		272,981	0.87%		0.83%		0.04%
12/31/13	8.87	(0.01)	3.36	3.35	-	(0.83)	(0.83)	11.39	38.28%		340,443	0.99%		0.84%		(0.13%	)
12/31/12	7.40	0.01	1.46	1.47	-	-	-	8.87	19.86%		268,035	1.00%		0.85%		0.06%
12/31/11	7.06	(0.01)	0.35	0.34	-	-	-	7.40	4.82%		233,080	0.87%		0.86%		(0.18%	)
12/31/10	5.87	(0.00)[d]	1.19	1.19	-	-	-	7.06	20.27%		210,972	0.87%		N/A		(0.06%	)
Service Class
06/30/15[r]	$11.64	$(0.00)[d]	$0.26	$0.26	$-	$-	$-	$11.90	2.23%	[b]	$165,496	0.93%	[a]	N/A		(0.04%	)[a]
12/31/14	11.22	(0.01)	1.17	1.16	-	(0.74)	(0.74)	11.64	10.51%		158,891	0.96%		0.93%		(0.08%	)
12/31/13	8.76	(0.02)	3.31	3.29	-	(0.83)	(0.83)	11.22	38.07%		85,741	1.09%		0.94%		(0.23%	)
12/31/12	7.31	0.00 [d]	1.45	1.45	-	-	-	8.76	19.84%		45,380	1.10%		0.95%		0.03%
12/31/11	6.98	(0.02)	0.35	0.33	-	-	-	7.31	4.73%		29,740	0.97%		0.96%		(0.29%	)
12/31/10	5.81	(0.01)	1.18	1.17	-	-	-	6.98	20.14%		22,037	0.97%		N/A		(0.19%	)
Administrative Class
06/30/15[r]	$11.37	$(0.01)	$0.26	$0.25	$-	$-	$-	$11.62	2.20%	[b]	$115,452	1.03%	[a]	N/A		(0.16%	)[a]
12/31/14	10.98	(0.02)	1.15	1.13	-	(0.74)	(0.74)	11.37	10.46%		146,975	1.07%		1.04%		(0.19%	)
12/31/13	8.60	(0.04)	3.25	3.21	-	(0.83)	(0.83)	10.98	37.85%		110,471	1.24%		1.09%		(0.39%	)
12/31/12	7.19	(0.01)	1.42	1.41	-	-	-	8.60	19.61%		85,363	1.25%		1.10%		(0.10%	)
12/31/11	6.87	(0.03)	0.35	0.32	-	-	-	7.19	4.66%		27,467	1.11%		1.11%	[k]	(0.36%	)
12/31/10	5.73	(0.02)	1.16	1.14	-	-	-	6.87	19.90%		54,658	1.12%		N/A		(0.35%	)
Class A
06/30/15[r]	$10.88	$(0.02)	$0.24	$0.22	$-	$-	$-	$11.10	2.02%	[b]	$174,920	1.28%	[a]	N/A		(0.39%	)[a]
12/31/14	10.56	(0.05)	1.11	1.06	-	(0.74)	(0.74)	10.88	10.21%		178,641	1.33%		1.29%		(0.44%	)
12/31/13	8.32	(0.06)	3.13	3.07	-	(0.83)	(0.83)	10.56	37.43%		168,430	1.49%		1.34%		(0.63%	)
12/31/12	6.97	(0.03)	1.38	1.35	-	-	-	8.32	19.37%		102,385	1.50%		1.35%		(0.35%	)
12/31/11	6.68	(0.05)	0.34	0.29	-	-	-	6.97	4.34%		51,191	1.37%		1.36%		(0.68%	)
12/31/10	5.58	(0.03)	1.13	1.10	-	-	-	6.68	19.50%		53,610	1.37%		N/A		(0.60%	)
Class R4
06/30/15[r]	$10.88	$(0.02)	$0.26	$0.24	$-	$-	$-	$11.12	2.21%	[b]	$1,164	1.18%	[a]	N/A		(0.29%	)[a]
12/31/14[h]	10.57	(0.03)	1.08	1.05	-	(0.74)	(0.74)	10.88	10.11%	[b]	110	1.18%	[a]	N/A		(0.40%	)[a]
Class R3
06/30/15[r]	$10.34	$(0.02)	$0.23	$0.21	$-	$-	$-	$10.55	2.03%	[b]	$397	1.43%	[a]	N/A		(0.46%	)[a]
12/31/14	10.09	(0.07)	1.06	0.99	-	(0.74)	(0.74)	10.34	9.99%		127	1.45%		1.44%		(0.65%	)
12/31/13	8.00	(0.09)	3.01	2.92	-	(0.83)	(0.83)	10.09	37.05%		29	1.79%		1.64%		(0.93%	)
12/31/12	6.73	(0.05)	1.32	1.27	-	-	-	8.00	18.87%		24	1.80%		1.65%		(0.69%	)
12/31/11	6.47	(0.07)	0.33	0.26	-	-	-	6.73	4.02%		21	1.67%		1.66%		(0.99%	)
12/31/10	5.43	(0.05)	1.09	1.04	-	-	-	6.47	19.37%		28	1.67%		N/A		(0.95%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	11%	25%	29%	19%	21%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$15.25	$0.08	$(0.03)	$0.05	$-	$-	$-	$15.30	0.33%	[b]	$146,266	0.82%	[a]	0.80%	[a]	1.10%	[a]
12/31/14	14.68	0.21	0.77	0.98	(0.18)	(0.23)	(0.41)	15.25	6.75%		132,365	0.80%		0.79%		1.37%
12/31/13	11.09	0.18	3.59	3.77	(0.18)	-	(0.18)	14.68	34.02%		67,095	0.84%		0.74%		1.36%
12/31/12	9.68	0.24	1.36	1.60	(0.19)	-	(0.19)	11.09	16.54%		75,912	0.83%		0.73%		2.18%
12/31/11[i]	9.88	0.02	(0.11)	(0.09)	(0.11)	-	(0.11)	9.68	(0.84%	)[b]	129	0.77%	[a]	0.67%	[a]	3.28%	[a]
Class R5
06/30/15[r]	$15.32	$0.07	$(0.04)	$0.03	$-	$-	$-	$15.35	0.26%	[b]	$17,241	0.92%	[a]	0.90%	[a]	0.97%	[a]
12/31/14	14.71	0.12	0.85	0.97	(0.13)	(0.23)	(0.36)	15.32	6.59%		18,333	0.88%		0.88%	[k]	0.79%
12/31/13	11.12	0.16	3.60	3.76	(0.17)	-	(0.17)	14.71	33.85%		81,923	0.88%		0.83%		1.24%
12/31/12	9.69	0.14	1.44	1.58	(0.15)	-	(0.15)	11.12	16.35%		56,001	0.90%		0.80%		1.32%
12/31/11	10.09	0.12	(0.41)	(0.29)	(0.11)	-	(0.11)	9.69	(2.84%	)	130,318	0.80%		0.80%	[k]	1.22%
12/31/10	8.28	0.12	1.82	1.94	(0.13)	-	(0.13)	10.09	23.43%		91,957	0.82%		N/A		1.36%
Service Class
06/30/15[r]	$15.29	$0.06	$(0.03)	$0.03	$-	$-	$-	$15.32	0.20%	[b]	$3,135	1.02%	[a]	1.00%	[a]	0.79%	[a]
12/31/14	14.71	0.15	0.81	0.96	(0.15)	(0.23)	(0.38)	15.29	6.57%		5,022	0.99%		0.99%	[k]	0.96%
12/31/13	11.12	0.15	3.60	3.75	(0.16)	-	(0.16)	14.71	33.73%		2,574	0.98%		0.93%		1.14%
12/31/12	9.71	0.14	1.43	1.57	(0.16)	-	(0.16)	11.12	16.21%		1,688	1.00%		0.90%		1.30%
12/31/11	10.12	0.12	(0.43)	(0.31)	(0.10)	-	(0.10)	9.71	(3.02%	)	1,545	0.90%		0.90%	[k]	1.14%
12/31/10	8.30	0.12	1.82	1.94	(0.12)	-	(0.12)	10.12	23.42%		1,061	0.92%		N/A		1.31%
Administrative Class
06/30/15[r]	$15.40	$0.06	$(0.04)	$0.02	$-	$-	$-	$15.42	0.13%	[b]	$836	1.12%	[a]	1.10%	[a]	0.74%	[a]
12/31/14	14.81	0.10	0.84	0.94	(0.12)	(0.23)	(0.35)	15.40	6.39%		1,147	1.10%		1.10%	[k]	0.69%
12/31/13	11.19	0.13	3.62	3.75	(0.13)	-	(0.13)	14.81	33.57%		4,260	1.13%		1.08%		1.01%
12/31/12	9.76	0.12	1.45	1.57	(0.14)	-	(0.14)	11.19	16.12%		3,552	1.15%		1.05%		1.12%
12/31/11	10.10	0.07	(0.41)	(0.34)	-	-	-	9.76	(3.37%	)	4,305	1.05%		1.05%	[k]	0.71%
12/31/10	8.29	0.10	1.81	1.91	(0.10)	-	(0.10)	10.10	23.10%		42,178	1.07%		N/A		1.09%
Class A
06/30/15[r]	$15.27	$0.04	$(0.04)	$0.00 [d]	$-	$-	$-	$15.27	0.00%	[b,e]	$3,663	1.37%	[a]	1.35%	[a]	0.47%	[a]
12/31/14	14.69	0.09	0.81	0.90	(0.09)	(0.23)	(0.32)	15.27	6.18%		5,759	1.35%		1.35%	[k]	0.58%
12/31/13	11.11	0.10	3.58	3.68	(0.10)	-	(0.10)	14.69	33.18%		6,092	1.38%		1.33%		0.73%
12/31/12	9.69	0.10	1.43	1.53	(0.11)	-	(0.11)	11.11	15.84%		4,385	1.40%		1.30%		0.89%
12/31/11	10.08	0.06	(0.40)	(0.34)	(0.05)	-	(0.05)	9.69	(3.39%	)	4,423	1.30%		1.30%	[k]	0.64%
12/31/10	8.27	0.07	1.81	1.88	(0.07)	-	(0.07)	10.08	22.77%		5,748	1.32%		N/A		0.82%
Class R4
06/30/15[r]	$15.24	$0.05	$(0.04)	$0.01	$-	$-	$-	$15.25	0.07%	[b]	$104	1.27%	[a]	1.25%	[a]	0.64%	[a]
12/31/14[h]	15.01	0.09	0.50	0.59	(0.13)	(0.23)	(0.36)	15.24	3.98%	[b]	104	1.25%	[a]	1.25%	[a,n]	0.79%	[a]
Class R3
06/30/15[r]	$15.21	$0.03	$(0.04)	$(0.01)	$-	$-	$-	$15.20	(0.07%	)[b]	$96	1.52%	[a]	1.50%	[a]	0.37%	[a]
12/31/14	14.64	0.06	0.81	0.87	(0.07)	(0.23)	(0.30)	15.21	5.99%		106	1.53%		1.53%	[k]	0.42%
12/31/13	11.07	0.06	3.57	3.63	(0.06)	-	(0.06)	14.64	32.77%		95	1.68%		1.63%		0.43%
12/31/12	9.67	0.06	1.43	1.49	(0.09)	-	(0.09)	11.07	15.46%		76	1.70%		1.60%		0.60%
12/31/11	10.07	0.04	(0.41)	(0.37)	(0.03)	-	(0.03)	9.67	(3.67%	)	64	1.60%		1.60%	[k]	0.37%
12/31/10	8.27	0.05	1.81	1.86	(0.06)	-	(0.06)	10.07	22.49%		64	1.62%		N/A		0.58%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	44%	112%	109%	85%	82%	143%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$15.76	$0.05	$0.48	$0.53	$-	$-	$16.29	3.36%	[b]	$68,774	0.86%	[a]	0.80%	[a]	0.68%	[a]
12/31/14[h]	15.09	0.09	0.69	0.78	(0.11)	(0.11)	15.76	5.19%	[b]	60,528	0.83%	[a]	0.80%	[a]	0.80%	[a]
Class R5
06/30/15[r]	$15.77	$0.05	$0.48	$0.53	$-	$-	$16.30	3.36%	[b]	$99,444	0.96%	[a]	0.90%	[a]	0.57%	[a]
12/31/14	14.93	0.11	0.82	0.93	(0.09)	(0.09)	15.77	6.27%		97,987	0.90%		0.88%		0.73%
12/31/13	10.71	0.06	4.23	4.29	(0.07)	(0.07)	14.93	40.05%		138,272	0.85%		N/A		0.50%
12/31/12	9.05	0.09	1.66	1.75	(0.09)	(0.09)	10.71	19.40%		115,775	0.85%		N/A		0.95%
12/31/11	9.45	0.03	(0.40)	(0.37)	(0.03)	(0.03)	9.05	(3.91%	)	92,162	0.86%		N/A		0.36%
12/31/10	7.41	0.06	2.04	2.10	(0.06)	(0.06)	9.45	28.36%		67,913	0.87%		N/A		0.73%
Service Class
06/30/15[r]	$15.82	$0.04	$0.48	$0.52	$-	$-	$16.34	3.29%	[b]	$3,706	1.06%	[a]	1.00%	[a]	0.55%	[a]
12/31/14	14.93	0.10	0.83	0.93	(0.04)	(0.04)	15.82	6.21%		1,472	1.00%		0.98%		0.66%
12/31/13	10.71	0.05	4.22	4.27	(0.05)	(0.05)	14.93	39.91%		5,264	0.95%		N/A		0.41%
12/31/12	9.06	0.08	1.65	1.73	(0.08)	(0.08)	10.71	19.15%		3,186	0.95%		N/A		0.83%
12/31/11	9.45	0.02	(0.39)	(0.37)	(0.02)	(0.02)	9.06	(3.93%	)	3,055	0.96%		N/A		0.22%
12/31/10	7.40	0.04	2.06	2.10	(0.05)	(0.05)	9.45	28.35%		4,734	0.97%		N/A		0.49%
Administrative Class
06/30/15[r]	$15.74	$0.03	$0.48	$0.51	$-	$-	$16.25	3.24%	[b]	$5,174	1.16%	[a]	1.10%	[a]	0.37%	[a]
12/31/14	14.90	0.08	0.82	0.90	(0.06)	(0.06)	15.74	6.05%		3,790	1.12%		1.10%		0.52%
12/31/13	10.69	0.03	4.22	4.25	(0.04)	(0.04)	14.90	39.73%		4,359	1.10%		N/A		0.27%
12/31/12	9.04	0.07	1.65	1.72	(0.07)	(0.07)	10.69	19.03%		2,551	1.10%		N/A		0.69%
12/31/11	9.45	0.00 [d]	(0.41)	(0.41)	-	-	9.04	(4.34%	)	2,152	1.11%		N/A		0.04%
12/31/10	7.40	0.03	2.06	2.09	(0.04)	(0.04)	9.45	28.19%		21,552	1.12%		N/A		0.36%
Class A
06/30/15[r]	$15.71	$0.01	$0.48	$0.49	$-	$-	$16.20	3.12%	[b]	$7,241	1.41%	[a]	1.35%	[a]	0.13%	[a]
12/31/14	14.87	0.04	0.82	0.86	(0.02)	(0.02)	15.71	5.82%		6,467	1.37%		1.35%		0.26%
12/31/13	10.68	(0.00)[d]	4.19	4.19	(0.00)[d]	(0.00)	14.87	39.28%		6,526	1.35%		N/A		(0.01%	)
12/31/12	9.03	0.04	1.65	1.69	(0.04)	(0.04)	10.68	18.75%		5,179	1.35%		N/A		0.43%
12/31/11	9.44	(0.02)	(0.39)	(0.41)	-	-	9.03	(4.34%	)	4,694	1.36%		N/A		(0.18%	)
12/31/10	7.40	0.01	2.04	2.05	(0.01)	(0.01)	9.44	27.77%		7,837	1.37%		N/A		0.14%
Class R4
06/30/15[r]	$15.69	$0.02	$0.47	$0.49	$-	$-	$16.18	3.12%	[b]	$108	1.31%	[a]	1.25%	[a]	0.23%	[a]
12/31/14[h]	15.02	0.04	0.69	0.73	(0.06)	(0.06)	15.69	4.85%	[b]	105	1.28%	[a]	1.25%	[a]	0.35%	[a]
Class R3
06/30/15[r]	$15.69	$(0.00)[d]	$0.47	$0.47	$-	$-	$16.16	3.00%	[b]	$108	1.56%	[a]	1.50%	[a]	(0.02%	)[a]
12/31/14[h]	15.02	0.01	0.69	0.70	(0.03)	(0.03)	15.69	4.66%	[b]	105	1.53%	[a]	1.50%	[a]	0.10%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	9%	22%	28%	32%	25%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$14.38	$0.06	$0.00 [d]	$0.06	$-	$-	$-	$14.44	0.42%	[b]	$130,249	0.95%	[a]	0.93%	[a]	0.89%	[a]
12/31/14	16.37	0.08	0.47	0.55	(0.15)	(2.39)	(2.54)	14.38	4.10%		132,465	0.91%		0.89%		0.50%
12/31/13	14.03	0.16	4.29	4.45	(0.14)	(1.97)	(2.11)	16.37	32.46%		126,064	0.94%		0.86%		0.97%
12/31/12	12.78	0.16	1.75	1.91	(0.20)	(0.46)	(0.66)	14.03	15.04%		74,820	0.94%		0.86%		1.17%
12/31/11	13.72	0.09	(0.43)	(0.34)	(0.07)	(0.53)	(0.60)	12.78	(2.34%	)	45,116	0.94%		0.86%		0.68%
12/31/10[g]	12.74	0.02	1.07	1.09	(0.11)	-	(0.11)	13.72	8.59%	[b]	108	0.95%	[a]	0.87%	[a]	1.03%	[a]
Class R5
06/30/15[r]	$14.43	$0.06	$(0.01)	$0.05	$-	$-	$-	$14.48	0.35%	[b]	$178,977	1.05%	[a]	1.03%	[a]	0.77%	[a]
12/31/14	16.41	0.06	0.47	0.53	(0.12)	(2.39)	(2.51)	14.43	4.01%		207,540	1.03%		1.01%		0.38%
12/31/13	14.06	0.12	4.31	4.43	(0.11)	(1.97)	(2.08)	16.41	32.19%		252,704	1.13%		1.05%		0.77%
12/31/12	12.81	0.13	1.75	1.88	(0.17)	(0.46)	(0.63)	14.06	14.77%		231,211	1.13%		1.05%		0.96%
12/31/11	13.74	0.03	(0.40)	(0.37)	(0.03)	(0.53)	(0.56)	12.81	(2.51%	)	229,298	1.13%		1.05%		0.22%
12/31/10	11.23	0.06	2.55	2.61	(0.10)	-	(0.10)	13.74	23.25%		307,184	1.06%		1.05%		0.48%
Service Class
06/30/15[r]	$14.38	$0.05	$(0.01)	$0.04	$-	$-	$-	$14.42	0.28%	[b]	$18,659	1.15%	[a]	1.13%	[a]	0.64%	[a]
12/31/14	16.36	0.05	0.47	0.52	(0.11)	(2.39)	(2.50)	14.38	3.92%		37,270	1.12%		1.09%		0.30%
12/31/13	14.02	0.12	4.29	4.41	(0.10)	(1.97)	(2.07)	16.36	32.18%		44,234	1.17%		1.09%		0.73%
12/31/12	12.76	0.12	1.75	1.87	(0.15)	(0.46)	(0.61)	14.02	14.76%		33,617	1.17%		1.09%		0.85%
12/31/11	13.70	0.02	(0.40)	(0.38)	(0.03)	(0.53)	(0.56)	12.76	(2.65%	)	52,720	1.17%		1.09%		0.18%
12/31/10	11.19	0.05	2.55	2.60	(0.09)	-	(0.09)	13.70	23.23%		67,430	1.10%		1.09%		0.42%
Administrative Class
06/30/15[r]	$14.22	$0.04	$(0.00)[d]	$0.04	$-	$-	$-	$14.26	0.28%	[b]	$21,842	1.25%	[a]	1.23%	[a]	0.58%	[a]
12/31/14	16.21	0.03	0.46	0.49	(0.09)	(2.39)	(2.48)	14.22	3.74%		24,796	1.23%		1.21%		0.16%
12/31/13	13.90	0.09	4.26	4.35	(0.07)	(1.97)	(2.04)	16.21	32.03%		36,198	1.32%		1.24%		0.59%
12/31/12	12.67	0.10	1.74	1.84	(0.15)	(0.46)	(0.61)	13.90	14.57%		36,619	1.32%		1.24%		0.77%
12/31/11	13.60	0.00 [d]	(0.40)	(0.40)	(0.00)[d]	(0.53)	(0.53)	12.67	(2.79%	)	35,901	1.32%		1.24%		0.02%
12/31/10	11.11	0.03	2.53	2.56	(0.07)	-	(0.07)	13.60	23.08%		52,437	1.25%		1.24%		0.27%
Class A
06/30/15[r]	$13.93	$0.02	$(0.00)[d]	$0.02	$-	$-	$-	$13.95	0.14%	[b]	$37,394	1.50%	[a]	1.48%	[a]	0.32%	[a]
12/31/14	15.92	(0.01)	0.45	0.44	(0.04)	(2.39)	(2.43)	13.93	3.51%		43,390	1.48%		1.46%		(0.08%	)
12/31/13	13.66	0.06	4.17	4.23	(0.00)[d]	(1.97)	(1.97)	15.92	31.69%		59,004	1.57%		1.49%		0.37%
12/31/12	12.46	0.07	1.70	1.77	(0.11)	(0.46)	(0.57)	13.66	14.28%		100,321	1.57%		1.49%		0.51%
12/31/11	13.41	(0.03)	(0.39)	(0.42)	-	(0.53)	(0.53)	12.46	(2.99%	)	100,184	1.57%		1.49%		(0.21%	)
12/31/10	10.97	0.00 [d]	2.49	2.49	(0.05)	-	(0.05)	13.41	22.68%		119,084	1.50%		1.49%		0.04%
Class R4
06/30/15[r]	$13.88	$0.03	$(0.01)	$0.02	$-	$-	$-	$13.90	0.14%	[b]	$102	1.40%	[a]	1.38%	[a]	0.44%	[a]
12/31/14[h]	16.27	(0.01)	0.11	0.10	(0.10)	(2.39)	(2.49)	13.88	1.34%	[b]	101	1.35%	[a]	N/A		(0.05%	)[a]
Class R3
06/30/15[r]	$13.36	$0.01	$(0.00)[d]	$0.01	$-	$-	$-	$13.37	0.07%	[b]	$61	1.65%	[a]	1.63%	[a]	0.15%	[a]
12/31/14	15.37	(0.04)	0.44	0.40	(0.02)	(2.39)	(2.41)	13.36	3.34%		80	1.67%		1.65%		(0.27%	)
12/31/13	13.28	0.01	4.05	4.06	(0.00)[d]	(1.97)	(1.97)	15.37	31.30%		194	1.87%		1.79%		0.03%
12/31/12	12.07	0.00 [d]	1.67	1.67	-	(0.46)	(0.46)	13.28	13.90%		145	1.87%		1.79%		0.03%
12/31/11	13.05	(0.07)	(0.38)	(0.45)	-	(0.53)	(0.53)	12.07	(3.30%	)	675	1.87%		1.79%		(0.51%	)
12/31/10	10.67	(0.04)	2.43	2.39	(0.01)	-	(0.01)	13.05	22.38%		817	1.80%		1.79%		(0.34%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	65%	38%	44%	34%	32%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$13.11	$0.09	$0.45	$0.54	$-	$-	$-	$13.65	4.12%	[b]	$154,886	0.20%	[a]	0.20%	[a],k	1.35%	[a]
12/31/14	12.47	0.17	1.00	1.17	(0.15)	(0.38)	(0.53)	13.11	9.55%		144,235	0.20%		0.19%		1.35%
12/31/13	11.04	0.16	3.44	3.60	(0.18)	(1.99)	(2.17)	12.47	33.20%		93,319	0.23%		0.19%		1.25%
12/31/12[g]	10.00	0.09	1.11	1.20	(0.08)	(0.08)	(0.16)	11.04	12.06%	[b]	87,245	0.29%	[a]	0.19%	[a]	1.85%	[a]
Class R5
06/30/15[r]	$13.09	$0.09	$0.44	$0.53	$-	$-	$-	$13.62	4.05%	[b]	$10,957	0.30%	[a]	0.30%	[a],k	1.27%	[a]
12/31/14	12.46	0.15	0.99	1.14	(0.13)	(0.38)	(0.51)	13.09	9.38%		5,628	0.30%		0.29%		1.20%
12/31/13	11.04	0.16	3.42	3.58	(0.17)	(1.99)	(2.16)	12.46	33.08%		5,893	0.33%		0.29%		1.22%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.02%	[b]	112	0.39%	[a]	0.29%	[a]	1.74%	[a]
Service Class
06/30/15[r]	$13.05	$0.07	$0.45	$0.52	$-	$-	$-	$13.57	3.98%	[b]	$17,365	0.45%	[a]	0.45%	[a],k	1.11%	[a]
12/31/14	12.43	0.15	0.98	1.13	(0.13)	(0.38)	(0.51)	13.05	9.31%		12,480	0.45%		0.44%		1.16%
12/31/13	11.04	0.14	3.41	3.55	(0.17)	(1.99)	(2.16)	12.43	32.81%		3,206	0.48%		0.44%		1.07%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.01%	[b]	225	0.54%	[a]	0.44%	[a]	1.79%	[a]
Administrative Class
06/30/15[r]	$13.05	$0.07	$0.44	$0.51	$-	$-	$-	$13.56	3.91%	[b]	$51,880	0.55%	[a]	0.55%	[a],k	1.01%	[a]
12/31/14	12.43	0.13	0.98	1.11	(0.11)	(0.38)	(0.49)	13.05	9.15%		42,628	0.55%		0.54%		1.02%
12/31/13	11.03	0.13	3.41	3.54	(0.15)	(1.99)	(2.14)	12.43	32.72%		12,453	0.58%		0.54%		0.96%
12/31/12[g]	10.00	0.09	1.10	1.19	(0.08)	(0.08)	(0.16)	11.03	11.92%	[b]	836	0.64%	[a]	0.54%	[a]	2.01%	[a]
Class A
06/30/15[r]	$13.04	$0.05	$0.45	$0.50	$-	$-	$-	$13.54	3.83%	[b]	$33,572	0.80%	[a]	0.80%	[a],k	0.76%	[a]
12/31/14	12.43	0.10	0.97	1.07	(0.08)	(0.38)	(0.46)	13.04	8.83%		28,715	0.81%		0.80%		0.76%
12/31/13	11.04	0.09	3.42	3.51	(0.13)	(1.99)	(2.12)	12.43	32.40%		8,961	0.88%		0.84%		0.68%
12/31/12[g]	10.00	0.06	1.11	1.17	(0.05)	(0.08)	(0.13)	11.04	11.76%	[b]	112	0.94%	[a]	0.84%	[a]	1.19%	[a]
Class R4
06/30/15[r]	$13.04	$0.07	$0.43	$0.50	$-	$-	$-	$13.54	3.83%	[b]	$13,157	0.70%	[a]	0.70%	[a],k	1.04%	[a]
12/31/14[h]	12.77	0.09	0.66	0.75	(0.10)	(0.38)	(0.48)	13.04	6.04%	[b]	132	0.69%	[a]	0.69%	[a,n]	0.89%	[a]
Class R3
06/30/15[r]	$13.04	$0.05	$0.44	$0.49	$-	$-	$-	$13.53	3.76%	[b]	$5,337	0.95%	[a]	0.95%	[a],k	0.73%	[a]
12/31/14[h]	12.77	0.06	0.66	0.72	(0.07)	(0.38)	(0.45)	13.04	5.84%	[b]	142	0.95%	[a]	0.95%	[a,n]	0.60%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012
Portfolio turnover rate	13%	12%	54%	11%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.24	$0.09	$0.49	$0.58	$-	$-	$-	$12.82	4.74%	[b]	$111,167	0.29%	[a]	0.20%	[a]	1.43%	[a]
12/31/14	13.20	0.17	0.40	0.57	(0.16)	(1.37)	(1.53)	12.24	4.94%		97,737	0.27%		0.20%		1.33%
12/31/13	10.95	0.18	3.95	4.13	(0.19)	(1.69)	(1.88)	13.20	38.47%		91,466	0.29%		0.19%		1.40%
12/31/12[g]	10.00	0.13	0.99	1.12	(0.12)	(0.05)	(0.17)	10.95	11.24%	[b]	86,679	0.30%	[a]	0.19%	[a]	2.88%	[a]
Class R5
06/30/15[r]	$12.24	$0.09	$0.49	$0.58	$-	$-	$-	$12.82	4.74%	[b]	$8,129	0.39%	[a]	0.30%	[a]	1.37%	[a]
12/31/14	13.19	0.15	0.40	0.55	(0.13)	(1.37)	(1.50)	12.24	4.80%		4,343	0.38%		0.30%		1.16%
12/31/13	10.95	0.19	3.93	4.12	(0.19)	(1.69)	(1.88)	13.19	38.38%		13,078	0.39%		0.29%		1.41%
12/31/12[g]	10.00	0.13	0.98	1.11	(0.11)	(0.05)	(0.16)	10.95	11.19%	[b]	111	0.40%	[a]	0.29%	[a]	2.76%	[a]
Service Class
06/30/15[r]	$12.17	$0.07	$0.50	$0.57	$-	$-	$-	$12.74	4.68%	[b]	$8,987	0.54%	[a]	0.45%	[a]	1.18%	[a]
12/31/14	13.16	0.15	0.37	0.52	(0.14)	(1.37)	(1.51)	12.17	4.55%		6,499	0.52%		0.45%		1.14%
12/31/13	10.94	0.18	3.92	4.10	(0.19)	(1.69)	(1.88)	13.16	38.24%		997	0.54%		0.44%		1.31%
12/31/12[g]	10.00	0.13	0.97	1.10	(0.11)	(0.05)	(0.16)	10.94	11.03%	[b]	129	0.55%	[a]	0.44%	[a]	2.73%	[a]
Administrative Class
06/30/15[r]	$12.20	$0.07	$0.50	$0.57	$-	$-	$-	$12.77	4.67%	[b]	$33,789	0.64%	[a]	0.55%	[a]	1.10%	[a]
12/31/14	13.18	0.13	0.39	0.52	(0.13)	(1.37)	(1.50)	12.20	4.52%		25,705	0.62%		0.55%		1.02%
12/31/13	10.94	0.15	3.94	4.09	(0.16)	(1.69)	(1.85)	13.18	38.13%		7,562	0.64%		0.54%		1.14%
12/31/12[g]	10.00	0.12	0.97	1.09	(0.10)	(0.05)	(0.15)	10.94	10.99%	[b]	127	0.65%	[a]	0.54%	[a]	2.60%	[a]
Class A
06/30/15[r]	$12.16	$0.05	$0.49	$0.54	$-	$-	$-	$12.70	4.44%	[b]	$15,083	0.89%	[a]	0.80%	[a]	0.81%	[a]
12/31/14	13.15	0.10	0.38	0.48	(0.10)	(1.37)	(1.47)	12.16	4.24%		15,338	0.88%		0.81%		0.76%
12/31/13	10.95	0.11	3.92	4.03	(0.14)	(1.69)	(1.83)	13.15	37.66%		5,547	0.94%		0.84%		0.82%
12/31/12[g]	10.00	0.10	0.99	1.09	(0.09)	(0.05)	(0.14)	10.95	10.83%	[b]	111	0.95%	[a]	0.84%	[a]	2.21%	[a]
Class R4
06/30/15[r]	$12.16	$0.08	$0.47	$0.55	$-	$-	$-	$12.71	4.52%	[b]	$8,559	0.79%	[a]	0.70%	[a]	1.27%	[a]
12/31/14[h]	13.27	0.08	0.30	0.38	(0.12)	(1.37)	(1.49)	12.16	3.42%	[b]	151	0.76%	[a]	0.70%	[a]	0.88%	[a]
Class R3
06/30/15[r]	$12.16	$0.05	$0.49	$0.54	$-	$-	$-	$12.70	4.44%	[b]	$3,214	1.04%	[a]	0.95%	[a]	0.82%	[a]
12/31/14[h]	13.27	0.06	0.29	0.35	(0.09)	(1.37)	(1.46)	12.16	3.20%	[b]	138	1.01%	[a]	0.95%	[a]	0.61%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012
Portfolio turnover rate	13%	33%	59%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$18.65	$(0.01)	$1.57	$1.56	$-	$-	$-	$20.21	8.36%	[b]	$671.573	0.75%	[a]	N/A		(0.06%	)[a]
12/31/14	18.42	(0.02)	2.33	2.31	-	(2.08)	(2.08)	18.65	13.00%		441,065	0.77%		0.74%		(0.11%	)
12/31/13	15.03	(0.02)	5.40	5.38	-	(1.99)	(1.99)	18.42	36.31%		298,869	0.83%		0.73%		(0.10%	)
12/31/12	14.27	0.02	2.07	2.09	(0.03)	(1.30)	(1.33)	15.03	14.71%		185,584	0.83%		0.73%		0.12%
12/31/11	15.76	(0.03)	(0.29)	(0.32)	-	(1.17)	(1.17)	14.27	(1.74%	)	150,571	0.84%		0.74%		(0.20%	)
12/31/10[g]	14.67	(0.00)[d]	1.09	1.09	-	-	-	15.76	7.43%	[b]	108	0.85%	[a]	0.75%	[a]	(0.02%	)[a]
Class R5
06/30/15[r]	$18.56	$(0.02)	$1.56	$1.54	$-	$-	$-	$20.10	8.30%	[b]	$650,455	0.85%	[a]	N/A		(0.16%	)[a]
12/31/14	18.36	(0.04)	2.32	2.28	-	(2.08)	(2.08)	18.56	12.88%		668,005	0.87%		0.85%		(0.22%	)
12/31/13	15.00	(0.04)	5.39	5.35	-	(1.99)	(1.99)	18.36	36.19%		569,238	0.96%		0.86%		(0.22%	)
12/31/12	14.25	(0.01)	2.07	2.06	(0.01)	(1.30)	(1.31)	15.00	14.51%		456,600	0.96%		0.86%		(0.04%	)
12/31/11	15.76	(0.06)	(0.28)	(0.34)	-	(1.17)	(1.17)	14.25	(1.86%	)	442,760	0.96%		0.86%		(0.38%	)
12/31/10	12.31	(0.04)	3.49	3.45	-	-	-	15.76	28.03%		536,407	0.88%		0.86%		(0.26%	)
Service Class
06/30/15[r]	$18.25	$(0.02)	$1.53	$1.51	$-	$-	$-	$19.76	8.27%	[b]	$249,718	0.95%	[a]	N/A		(0.26%	)[a]
12/31/14	18.10	(0.06)	2.29	2.23	-	(2.08)	(2.08)	18.25	12.79%		243,292	0.97%		0.95%		(0.31%	)
12/31/13	14.83	(0.06)	5.32	5.26	-	(1.99)	(1.99)	18.10	35.99%		267,615	1.05%		0.95%		(0.32%	)
12/31/12	14.10	(0.02)	2.05	2.03	-	(1.30)	(1.30)	14.83	14.47%		207,290	1.05%		0.95%		(0.11%	)
12/31/11	15.63	(0.07)	(0.29)	(0.36)	-	(1.17)	(1.17)	14.10	(2.01%	)	182,810	1.05%		0.95%		(0.47%	)
12/31/10	12.22	(0.05)	3.46	3.41	-	-	-	15.63	27.91%		207,536	0.97%		0.95%		(0.36%	)
Administrative Class
06/30/15[r]	$17.68	$(0.03)	$1.47	$1.44	$-	$-	$-	$19.12	8.14%	[b]	$390,425	1.05%	[a]	N/A		(0.36%	)[a]
12/31/14	17.61	(0.08)	2.23	2.15	-	(2.08)	(2.08)	17.68	12.70%		364,385	1.09%		1.06%		(0.43%	)
12/31/13	14.49	(0.08)	5.19	5.11	-	(1.99)	(1.99)	17.61	35.80%		382,576	1.20%		1.10%		(0.47%	)
12/31/12	13.82	(0.04)	2.01	1.97	-	(1.30)	(1.30)	14.49	14.33%		320,612	1.20%		1.10%		(0.28%	)
12/31/11	15.37	(0.10)	(0.28)	(0.38)	-	(1.17)	(1.17)	13.82	(2.18%	)	328,331	1.20%		1.10%		(0.63%	)
12/31/10	12.03	(0.07)	3.41	3.34	-	-	-	15.37	27.76%		450,117	1.12%		1.10%		(0.51%	)
Class A
06/30/15[r]	$16.76	$(0.05)	$1.40	$1.35	$-	$-	$-	$18.11	8.05%	[b]	$329,700	1.30%	[a]	N/A		(0.61%	)[a]
12/31/14	16.84	(0.12)	2.12	2.00	-	(2.08)	(2.08)	16.76	12.38%		322,121	1.34%		1.31%		(0.68%	)
12/31/13	13.96	(0.12)	4.99	4.87	-	(1.99)	(1.99)	16.84	35.44%		333,489	1.44%		1.34%		(0.72%	)
12/31/12	13.39	(0.08)	1.95	1.87	-	(1.30)	(1.30)	13.96	14.05%		347,186	1.45%		1.35%		(0.52%	)
12/31/11	14.96	(0.13)	(0.27)	(0.40)	-	(1.17)	(1.17)	13.39	(2.37%	)	329,974	1.45%		1.35%		(0.87%	)
12/31/10	11.74	(0.10)	3.32	3.22	-	-	-	14.96	27.43%		381,775	1.37%		1.35%		(0.77%	)
Class R4
06/30/15[r]	$16.78	$(0.04)	$1.40	$1.36	$-	$-	$-	$18.14	8.10%	[b]	$7,411	1.20%	[a]	N/A		(0.50%	)[a]
12/31/14[h]	17.37	(0.07)	1.56	1.49	-	(2.08)	(2.08)	16.78	9.07%	[b]	2,860	1.20%	[a]	N/A		(0.50%	)[a]
Class R3
06/30/15[r]	$15.84	$(0.06)	$1.33	$1.27	$-	$-	$-	$17.11	8.02%	[b]	$3,791	1.45%	[a]	N/A		(0.76%	)[a]
12/31/14	16.05	(0.14)	2.01	1.87	-	(2.08)	(2.08)	15.84	12.18%		2,445	1.51%		1.49%		(0.86%	)
12/31/13	13.42	(0.16)	4.78	4.62	-	(1.99)	(1.99)	16.05	35.00%		2,062	1.75%		1.65%		(1.02%	)
12/31/12	12.95	(0.12)	1.89	1.77	-	(1.30)	(1.30)	13.42	13.75%		1,969	1.75%		1.65%		(0.84%	)
12/31/11	14.56	(0.17)	(0.27)	(0.44)	-	(1.17)	(1.17)	12.95	(2.71%	)	2,052	1.75%		1.65%		(1.18%	)
12/31/10	11.46	(0.13)	3.23	3.10	-	-	-	14.56	27.05%		2,446	1.67%		1.65%		(1.07%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	15%	33%	32%	36%	38%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$16.37	$(0.00)[d]	$1.22	$1.22	$-	$-	$17.59	7.45%	[b]	$577,420	0.84%	[a]	N/A		(0.00%	)[a,e]
12/31/14	19.02	(0.03)	1.03	1.00	(3.65)	(3.65)	16.37	6.16%		523,725	0.85%		0.84%		(0.19%	)
12/31/13	15.16	(0.04)	7.14	7.10	(3.24)	(3.24)	19.02	47.86%		237,249	0.92%		0.85%		(0.23%	)
12/31/12	14.16	(0.02)	1.92	1.90	(0.90)	(0.90)	15.16	13.53%		136,266	0.92%		0.86%		(0.12%	)
12/31/11	17.26	(0.06)	(0.96)	(1.02)	(2.08)	(2.08)	14.16	(5.41%	)	119,706	0.92%		0.87%		(0.36%	)
12/31/10[g]	16.06	0.00 [d]	1.34	1.34	(0.14)	(0.14)	17.26	8.38%	[b]	108	0.94%	[a]	0.89%	[a]	0.11%	[a]
Class R5
06/30/15[r]	$16.28	$(0.01)	$1.20	$1.19	$-	$-	$17.47	7.31%	[b]	$206,828	0.94%	[a]	N/A		(0.11%	)[a]
12/31/14	18.94	(0.06)	1.05	0.99	(3.65)	(3.65)	16.28	6.14%		212,669	0.97%		0.94%		(0.30%	)
12/31/13	15.12	(0.06)	7.12	7.06	(3.24)	(3.24)	18.94	47.71%		574,359	1.02%		0.95%		(0.31%	)
12/31/12	14.14	(0.03)	1.91	1.88	(0.90)	(0.90)	15.12	13.41%		455,747	1.02%		0.96%		(0.22%	)
12/31/11	17.25	(0.09)	(0.94)	(1.03)	(2.08)	(2.08)	14.14	(5.47%	)	429,979	1.02%		0.97%		(0.53%	)
12/31/10	14.13	(0.07)	3.33	3.26	(0.14)	(0.14)	17.25	23.11%		575,724	0.98%		0.98%	[k]	(0.45%	)
Service Class
06/30/15[r]	$15.71	$(0.02)	$1.17	$1.15	$-	$-	$16.86	7.32%	[b]	$41,004	1.04%	[a]	N/A		(0.20%	)[a]
12/31/14	18.43	(0.07)	1.00	0.93	(3.65)	(3.65)	15.71	5.98%		39,757	1.08%		1.05%		(0.41%	)
12/31/13	14.80	(0.08)	6.95	6.87	(3.24)	(3.24)	18.43	47.46%		77,163	1.16%		1.09%		(0.46%	)
12/31/12	13.87	(0.06)	1.89	1.83	(0.90)	(0.90)	14.80	13.31%		58,290	1.16%		1.10%		(0.39%	)
12/31/11	17.00	(0.12)	(0.93)	(1.05)	(2.08)	(2.08)	13.87	(5.68%	)	64,304	1.16%		1.11%		(0.68%	)
12/31/10	13.94	(0.09)	3.29	3.20	(0.14)	(0.14)	17.00	23.00%		82,815	1.12%		1.12%	[k]	(0.64%	)
Administrative Class
06/30/15[r]	$15.10	$(0.02)	$1.11	$1.09	$-	$-	$16.19	7.22%	[b]	$36,045	1.14%	[a]	N/A		(0.30%	)[a]
12/31/14	17.87	(0.09)	0.97	0.88	(3.65)	(3.65)	15.10	5.88%		30,069	1.18%		1.16%		(0.52%	)
12/31/13	14.44	(0.10)	6.77	6.67	(3.24)	(3.24)	17.87	47.25%		42,628	1.31%		1.24%		(0.60%	)
12/31/12	13.58	(0.08)	1.84	1.76	(0.90)	(0.90)	14.44	13.08%		50,085	1.31%		1.25%		(0.53%	)
12/31/11	16.71	(0.14)	(0.91)	(1.05)	(2.08)	(2.08)	13.58	(5.77%	)	50,193	1.31%		1.26%		(0.83%	)
12/31/10	13.73	(0.11)	3.23	3.12	(0.14)	(0.14)	16.71	22.77%		61,655	1.27%		1.27%	[k]	(0.78%	)
Class A
06/30/15[r]	$14.09	$(0.04)	$1.04	$1.00	$-	$-	$15.09	7.10%	[b]	$53,345	1.39%	[a]	N/A		(0.56%	)[a]
12/31/14	16.96	(0.13)	0.91	0.78	(3.65)	(3.65)	14.09	5.60%		56,296	1.43%		1.41%		(0.77%	)
12/31/13	13.85	(0.14)	6.49	6.35	(3.24)	(3.24)	16.96	46.94%		71,667	1.56%		1.49%		(0.86%	)
12/31/12	13.09	(0.13)	1.79	1.66	(0.90)	(0.90)	13.85	12.80%		60,764	1.56%		1.50%		(0.89%	)
12/31/11	16.23	(0.18)	(0.88)	(1.06)	(2.08)	(2.08)	13.09	(6.01%	)	70,773	1.56%		1.51%		(1.12%	)
12/31/10	13.38	(0.15)	3.14	2.99	(0.14)	(0.14)	16.23	22.39%		91,525	1.52%		1.52%	[k]	(1.02%	)
Class R4
06/30/15[r]	$14.10	$(0.03)	$1.04	$1.01	$-	$-	$15.11	7.16%	[b]	$332	1.29%	[a]	N/A		(0.37%	)[a]
12/31/14[h]	17.12	(0.08)	0.71	0.63	(3.65)	(3.65)	14.10	4.67%	[b]	105	1.29%	[a]	N/A		(0.62%	)[a]
Class R3
06/30/15[r]	$13.09	$(0.05)	$0.97	$0.92	$-	$-	$14.01	7.11%	[b]	$353	1.54%	[a]	N/A		(0.68%	)[a]
12/31/14	16.04	(0.16)	0.86	0.70	(3.65)	(3.65)	13.09	5.35%		104	1.66%		1.63%		(1.02%	)
12/31/13	13.27	(0.19)	6.20	6.01	(3.24)	(3.24)	16.04	46.43%		571	1.86%		1.79%		(1.16%	)
12/31/12	12.61	(0.14)	1.70	1.56	(0.90)	(0.90)	13.27	12.49%		479	1.86%		1.80%		(1.04%	)
12/31/11	15.77	(0.21)	(0.87)	(1.08)	(2.08)	(2.08)	12.61	(6.32%	)	426	1.86%		1.81%		(1.37%	)
12/31/10	13.04	(0.18)	3.05	2.87	(0.14)	(0.14)	15.77	22.05%		466	1.82%		1.82%	[k]	(1.33%	)

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	37%	76%	97%	104%	88%	99%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.10	$(0.02)	$0.94	$0.92	$-	$-	$13.02	7.60%	[b]	$17,013	1.15%	[a]	0.90%	[a]	(0.35%	)[a]
12/31/14[h]	12.71	(0.02)	0.48	0.46	(1.07)	(1.07)	12.10	3.95%	[b]	17,188	1.04%	[a]	0.90%	[a]	(0.21%	)[a]
Class R5
06/30/15[r]	$12.09	$(0.03)	$0.95	$0.92	$-	$-	$13.01	7.61%	[b]	$19,403	1.25%	[a]	1.00%	[a]	(0.45%	)[a]
12/31/14	12.56	(0.05)	0.65	0.60	(1.07)	(1.07)	12.09	5.11%		24,009	1.13%		1.04%		(0.42%	)
12/31/13	11.09	(0.06)	3.72	3.66	(2.19)	(2.19)	12.56	33.92%		45,044	1.17%		N/A		(0.50%	)
12/31/12	9.82	(0.02)	1.29	1.27	-	-	11.09	12.93%		41,706	1.13%		N/A		(0.21%	)
12/31/11	10.01	(0.07)	(0.12)	(0.19)	-	-	9.82	(1.90%	)	39,408	1.14%		N/A		(0.74%	)
12/31/10	7.49	(0.05)	2.57	2.52	-	-	10.01	33.64%		30,487	1.13%		N/A		(0.60%	)
Service Class
06/30/15[r]	$11.99	$(0.03)	$0.94	$0.91	$-	$-	$12.90	7.50%	[b]	$3,629	1.35%	[a]	1.10%	[a]	(0.55%	)[a]
12/31/14	12.47	(0.06)	0.65	0.59	(1.07)	(1.07)	11.99	5.15%		3,503	1.22%		1.11%		(0.47%	)
12/31/13	11.03	(0.07)	3.70	3.63	(2.19)	(2.19)	12.47	33.80%		2,965	1.22%		N/A		(0.55%	)
12/31/12	9.78	(0.04)	1.29	1.25	-	-	11.03	12.78%		2,167	1.17%		N/A		(0.33%	)
12/31/11	9.96	(0.08)	(0.10)	(0.18)	-	-	9.78	(1.81%	)	2,314	1.17%		N/A		(0.80%	)
12/31/10	7.46	(0.06)	2.56	2.50	-	-	9.96	33.51%		2,659	1.17%		N/A		(0.73%	)
Administrative Class
06/30/15[r]	$11.69	$(0.04)	$0.92	$0.88	$-	$-	$12.57	7.53%	[b]	$4,047	1.45%	[a]	1.20%	[a]	(0.66%	)[a]
12/31/14	12.20	(0.07)	0.63	0.56	(1.07)	(1.07)	11.69	4.93%		4,826	1.33%		1.23%		(0.59%	)
12/31/13	10.84	(0.09)	3.64	3.55	(2.19)	(2.19)	12.20	33.66%		5,419	1.37%		N/A		(0.70%	)
12/31/12	9.62	(0.04)	1.26	1.22	-	-	10.84	12.56%		6,125	1.32%		N/A		(0.40%	)
12/31/11	9.83	(0.10)	(0.11)	(0.21)	-	-	9.62	(2.03%	)	5,018	1.32%		N/A		(0.99%	)
12/31/10	7.38	(0.06)	2.51	2.45	-	-	9.83	33.20%		17,323	1.32%		N/A		(0.78%	)
Class A
06/30/15[r]	$11.18	$(0.05)	$0.88	$0.83	$-	$-	$12.01	7.42%	[b]	$8,929	1.70%	[a]	1.45%	[a]	(0.90%	)[a]
12/31/14	11.74	(0.10)	0.61	0.51	(1.07)	(1.07)	11.18	4.70%		8,747	1.58%		1.48%		(0.84%	)
12/31/13	10.53	(0.12)	3.52	3.40	(2.19)	(2.19)	11.74	33.23%		9,589	1.62%		N/A		(0.94%	)
12/31/12	9.37	(0.09)	1.25	1.16	-	-	10.53	12.38%		8,494	1.57%		N/A		(0.87%	)
12/31/11	9.58	(0.12)	(0.09)	(0.21)	-	-	9.37	(2.19%	)	9,153	1.57%		N/A		(1.20%	)
12/31/10	7.21	(0.08)	2.45	2.37	-	-	9.58	32.87%		13,123	1.57%		N/A		(1.08%	)
Class R4
06/30/15[r]	$11.19	$(0.05)	$0.89	$0.84	$-	$-	$12.03	7.41%	[b]	$111	1.60%	[a]	1.35%	[a]	(0.80%	)[a]
12/31/14[h]	11.88	(0.06)	0.44	0.38	(1.07)	(1.07)	11.19	3.64%	[b]	104	1.49%	[a]	1.35%	[a]	(0.66%	)[a]
Class R3
06/30/15[r]	$11.17	$(0.06)	$0.88	$0.82	$-	$-	$11.99	7.34%	[b]	$111	1.85%	[a]	1.60%	[a]	(1.05%	)[a]
12/31/14[h]	11.88	(0.08)	0.44	0.36	(1.07)	(1.07)	11.17	3.38%	[b]	103	1.74%	[a]	1.60%	[a]	(0.91%	)[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	21%	84%	161%	105%	94%	98%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$6.67	$0.10	$0.35	$0.45	$-	$-	$-	$7.12	6.90%	[b]	$72,699	1.15%	[a]	0.90%	[a]	2.75%	[a]
12/31/14[h]	7.55	0.12	(0.74)	(0.62)	(0.26)	-	(0.26)	6.67	(8.12%	)[b]	60,663	0.96%	[a]	0.90%	[a]	2.14%	[a]
Class R5
06/30/15[r]	$6.68	$(0.00)[d]	$0.44	$0.44	$-	$-	$-	$7.12	6.74%	[b]	$3,651	1.25%	[a]	1.00%	[a]	(0.10%	)[a]
12/31/14	7.72	0.30	(1.09)	(0.79)	(0.25)	-	(0.25)	6.68	(10.10%	)	110,644	1.06%		1.00%		4.06%
12/31/13	6.49	0.15	1.26	1.41	(0.18)	(0.00)[d]	(0.18)	7.72	21.84%		162,746	1.06%		0.99%		2.14%
12/31/12	5.70	0.17	0.81	0.98	(0.19)	-	(0.19)	6.49	17.29%		151,060	1.07%		0.99%		2.86%
12/31/11	7.08	0.15	(1.35)	(1.20)	(0.18)	-	(0.18)	5.70	(16.84%	)	121,002	1.09%		0.99%		2.24%
12/31/10	6.94	0.10	0.27	0.37	(0.23)	-	(0.23)	7.08	5.39%		102,970	1.11%		0.99%		1.57%
Service Class
06/30/15[r]	$6.84	$0.09	$0.37	$0.46	$-	$-	$-	$7.30	6.73%	[b]	$158	1.35%	[a]	1.10%	[a]	2.50%	[a]
12/31/14	7.91	0.22	(1.04)	(0.82)	(0.25)	-	(0.25)	6.84	(10.30%	)	146	1.16%		1.10%		2.89%
12/31/13	6.65	0.14	1.29	1.43	(0.17)	(0.00)[d]	(0.17)	7.91	21.66%		97	1.16%		1.09%		1.92%
12/31/12	5.84	0.17	0.83	1.00	(0.19)	-	(0.19)	6.65	17.12%		74	1.17%		1.09%		2.75%
12/31/11	7.06	0.19	(1.40)	(1.21)	(0.01)	-	(0.01)	5.84	(17.11%	)	55	1.19%		1.09%		2.69%
12/31/10	6.93	0.10	0.25	0.35	(0.22)	-	(0.22)	7.06	5.15%		7,467	1.21%		1.09%		1.46%
Administrative Class
06/30/15[r]	$6.93	$0.09	$0.38	$0.47	$-	$-	$-	$7.40	6.78%	[b]	$94	1.45%	[a]	1.20%	[a]	2.40%	[a]
12/31/14	8.02	0.10	(0.94)	(0.84)	(0.25)	-	(0.25)	6.93	(10.43%	)	89	1.26%		1.20%		1.29%
12/31/13	6.74	0.13	1.31	1.44	(0.16)	(0.00)[d]	(0.16)	8.02	21.50%		12	1.31%		1.17%		1.82%
12/31/12	5.79	0.20	0.75	0.95	-	-	-	6.74	16.61%		18	1.32%		1.17%		3.36%
12/31/11	7.06	0.21	(1.41)	(1.20)	(0.07)	-	(0.07)	5.79	(17.06%	)	2,113	1.34%		1.17%		2.91%
12/31/10	6.93	0.09	0.26	0.35	(0.22)	-	(0.22)	7.06	5.06%		33,000	1.36%		1.17%		1.38%
Class A
06/30/15[r]	$6.68	$0.08	$0.35	$0.43	$-	$-	$-	$7.11	6.44%	[b]	$602	1.70%	[a]	1.45%	[a]	2.20%	[a]
12/31/14	7.71	0.28	(1.10)	(0.82)	(0.21)	-	(0.21)	6.68	(10.60%	)	406	1.51%		1.44%		3.78%
12/31/13	6.48	0.12	1.25	1.37	(0.14)	(0.00)[d]	(0.14)	7.71	21.28%		764	1.56%		1.42%		1.64%
12/31/12	5.69	0.15	0.80	0.95	(0.16)	-	(0.16)	6.48	16.80%		700	1.57%		1.42%		2.53%
12/31/11	7.05	0.13	(1.34)	(1.21)	(0.15)	-	(0.15)	5.69	(17.13%	)	873	1.59%		1.42%		1.99%
12/31/10	6.91	0.08	0.25	0.33	(0.19)	-	(0.19)	7.05	4.90%		1,296	1.61%		1.42%		1.17%
Class R4
06/30/15[r]	$6.66	$0.08	$0.35	$0.43	$-	$-	$-	$7.09	6.61%	[b]	$98	1.60%	[a]	1.35%	[a]	2.25%	[a]
12/31/14[h]	7.53	0.10	(0.73)	(0.63)	(0.24)	-	(0.24)	6.66	(8.35%	)[b]	92	1.41%	[a]	1.35%	[a]	1.76%	[a]
Class R3
06/30/15[r]	$6.66	$0.07	$0.36	$0.43	$-	$-	$-	$7.09	6.46%	[b]	$110	1.85%	[a]	1.60%	[a]	2.01%	[a]
12/31/14[h]	7.53	0.08	(0.73)	(0.65)	(0.22)	-	(0.22)	6.66	(8.54%	)[b]	91	1.66%	[a]	1.60%	[a]	1.51%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	48%	68%	56%	58%	140%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.20	$0.25	$0.51	$0.76	$-	$-	$-	$12.96	6.31%	[b]	$254,701	0.26%	[a]	0.25%	[a]	3.83%	[a]
12/31/14	13.51	0.46	(1.23)	(0.77)	(0.40)	(0.14)	(0.54)	12.20	(5.64%	)	213,384	0.26%		0.25%		3.38%
12/31/13	11.80	0.37	2.19	2.56	(0.40)	(0.45)	(0.85)	13.51	22.08%		183,956	0.32%		0.23%		2.87%
12/31/12[g]	10.00	0.11	1.84	1.95	(0.14)	(0.01)	(0.15)	11.80	19.53%	[b]	127,538	0.35%	[a]	0.23%	[a]	2.23%	[a]
Class R5
06/30/15[r]	$12.21	$0.29	$0.47	$0.76	$-	$-	$-	$12.97	6.22%	[b]	$17,131	0.36%	[a]	0.35%	[a]	4.41%	[a]
12/31/14	13.50	0.59	(1.37)	(0.78)	(0.37)	(0.14)	(0.51)	12.21	(5.68%	)	4,052	0.36%		0.34%		4.35%
12/31/13	11.80	0.34	2.20	2.54	(0.39)	(0.45)	(0.84)	13.50	21.95%		10,414	0.42%		0.33%		2.54%
12/31/12[g]	10.00	0.11	1.83	1.94	(0.13)	(0.01)	(0.14)	11.80	19.48%	[b]	120	0.45%	[a]	0.33%	[a]	2.15%	[a]
Service Class
06/30/15[r]	$12.17	$0.24	$0.51	$0.75	$-	$-	$-	$12.92	6.16%	[b]	$14,874	0.51%	[a]	0.50%	[a]	3.71%	[a]
12/31/14	13.49	0.35	(1.15)	(0.80)	(0.38)	(0.14)	(0.52)	12.17	(5.88%	)	5,988	0.50%		0.50%	[k]	2.61%
12/31/13	11.80	0.33	2.19	2.52	(0.38)	(0.45)	(0.83)	13.49	21.71%		387	0.57%		0.48%		2.55%
12/31/12[g]	10.00	0.10	1.84	1.94	(0.13)	(0.01)	(0.14)	11.80	19.42%	[b]	137	0.60%	[a]	0.48%	[a]	1.95%	[a]
Administrative Class
06/30/15[r]	$12.17	$0.23	$0.51	$0.74	$-	$-	$-	$12.91	6.08%	[b]	$36,090	0.61%	[a]	0.60%	[a]	3.63%	[a]
12/31/14	13.49	0.32	(1.13)	(0.81)	(0.37)	(0.14)	(0.51)	12.17	(5.90%	)	22,634	0.60%		0.60%	[k]	2.43%
12/31/13	11.80	0.35	2.16	2.51	(0.37)	(0.45)	(0.82)	13.49	21.60%		4,450	0.67%		0.58%		2.67%
12/31/12[g]	10.00	0.09	1.84	1.93	(0.12)	(0.01)	(0.13)	11.80	19.35%	[b]	120	0.70%	[a]	0.58%	[a]	1.88%	[a]
Class A
06/30/15[r]	$12.16	$0.21	$0.51	$0.72	$-	$-	$-	$12.88	5.92%	[b]	$12,963	0.86%	[a]	0.85%	[a]	3.31%	[a]
12/31/14	13.47	0.34	(1.18)	(0.84)	(0.33)	(0.14)	(0.47)	12.16	(6.20%	)	7,253	0.86%		0.86%	[k]	2.56%
12/31/13	11.80	0.30	2.16	2.46	(0.34)	(0.45)	(0.79)	13.47	21.32%		3,271	0.97%		0.88%		2.32%
12/31/12[g]	10.00	0.08	1.84	1.92	(0.11)	(0.01)	(0.12)	11.80	19.20%	[b]	119	1.00%	[a]	0.88%	[a]	1.59%	[a]
Class R4
06/30/15[r]	$12.15	$0.19	$0.53	$0.72	$-	$-	$-	$12.87	5.93%	[b]	$4,895	0.76%	[a]	0.75%	[a]	2.86%	[a]
12/31/14[h]	13.53	0.22	(1.11)	(0.89)	(0.35)	(0.14)	(0.49)	12.15	(6.48%	)[b]	141	0.75%	[a]	0.75%	[a,k]	2.22%	[a]
Class R3
06/30/15[r]	$12.16	$0.23	$0.48	$0.71	$-	$-	$-	$12.87	5.93%	[b]	$3,135	1.01%	[a]	1.00%	[a]	3.49%	[a]
12/31/14[h]	13.53	0.21	(1.12)	(0.91)	(0.32)	(0.14)	(0.46)	12.16	(6.73%	)[b]	97	1.00%	[a]	1.00%	[a,k]	2.09%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012
Portfolio turnover rate	6%	28%	42%	6%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 25, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$8.29	$0.11	$0.42	$0.53	$-	$-	$8.82	6.39%	[b]	$388,464	0.92%	[a]	N/A		2.55%	[a]
12/31/14	9.05	0.20	(0.75)	(0.55)	(0.21)	(0.21)	8.29	(6.25%	)	305,063	0.97%		0.90%		2.22%
12/31/13	7.57	0.15	1.54	1.69	(0.21)	(0.21)	9.05	22.65%		270,927	1.16%		0.85%		1.76%
12/31/12	6.26	0.15	1.28	1.43	(0.12)	(0.12)	7.57	23.14%		255,215	1.16%		0.85%		2.19%
12/31/11	7.34	0.07	(1.02)	(0.95)	(0.13)	(0.13)	6.26	(12.97%	)	242,149	1.18%		0.86%		1.03%
12/31/10[g]	7.13	(0.00)[d]	0.21	0.21	-	-	7.34	2.95%	[b]	103	1.20%	[a]	0.95%	[a]	(0.04%	)[a]
Class R5
06/30/15[r]	$8.31	$0.11	$0.41	$0.52	$-	$-	$8.83	6.26%	[b]	$186,528	1.02%	[a]	N/A		2.44%	[a]
12/31/14	9.06	0.19	(0.76)	(0.57)	(0.18)	(0.18)	8.31	(6.40%	)	164,096	1.13%		1.05%		2.18%
12/31/13	7.58	0.12	1.55	1.67	(0.19)	(0.19)	9.06	22.39%		191,060	1.44%		1.13%		1.41%
12/31/12	6.26	0.12	1.29	1.41	(0.09)	(0.09)	7.58	22.70%		155,925	1.45%		1.14%		1.78%
12/31/11	7.34	0.14	(1.10)	(0.96)	(0.12)	(0.12)	6.26	(13.09%	)	99,517	1.43%		1.14%		1.90%
12/31/10	6.72	0.08	0.64	0.72	(0.10)	(0.10)	7.34	10.97%		276,053	1.19%		1.16%		1.15%
Service Class
06/30/15[r]	$8.26	$0.10	$0.42	$0.52	$-	$-	$8.78	6.30%	[b]	$84,650	1.12%	[a]	N/A		2.32%	[a]
12/31/14	9.01	0.17	(0.75)	(0.58)	(0.17)	(0.17)	8.26	(6.52%	)	76,131	1.21%		1.13%		1.95%
12/31/13	7.54	0.12	1.54	1.66	(0.19)	(0.19)	9.01	22.27%		83,580	1.49%		1.18%		1.41%
12/31/12	6.23	0.13	1.27	1.40	(0.09)	(0.09)	7.54	22.64%		66,317	1.50%		1.19%		1.97%
12/31/11	7.31	0.11	(1.07)	(0.96)	(0.12)	(0.12)	6.23	(13.16%	)	75,356	1.49%		1.19%		1.60%
12/31/10	6.69	0.07	0.65	0.72	(0.10)	(0.10)	7.31	10.97%		83,409	1.24%		1.21%		1.10%
Administrative Class
06/30/15[r]	$8.32	$0.10	$0.42	$0.52	$-	$-	$8.84	6.25%	[b]	$40,353	1.22%	[a]	N/A		2.36%	[a]
12/31/14	9.09	0.17	(0.76)	(0.59)	(0.18)	(0.18)	8.32	(6.59%	)	29,655	1.29%		1.22%		1.90%
12/31/13	7.60	0.11	1.54	1.65	(0.16)	(0.16)	9.09	22.02%		26,362	1.54%		1.23%		1.35%
12/31/12	6.22	0.12	1.29	1.41	(0.03)	(0.03)	7.60	22.67%		27,315	1.55%		1.24%		1.76%
12/31/11	7.28	0.14	(1.10)	(0.96)	(0.10)	(0.10)	6.22	(13.21%	)	26,070	1.53%		1.23%		1.97%
12/31/10	6.66	0.07	0.64	0.71	(0.09)	(0.09)	7.28	10.95%		149,245	1.38%		1.26%		1.04%
Class A
06/30/15[r]	$8.14	$0.08	$0.41	$0.49	$-	$-	$8.63	6.02%	[b]	$66,543	1.47%	[a]	N/A		1.97%	[a]
12/31/14	8.89	0.15	(0.75)	(0.60)	(0.15)	(0.15)	8.14	(6.80%	)	60,890	1.55%		1.47%		1.72%
12/31/13	7.45	0.09	1.52	1.61	(0.17)	(0.17)	8.89	21.86%		60,251	1.79%		1.48%		1.08%
12/31/12	6.16	0.10	1.26	1.36	(0.07)	(0.07)	7.45	22.47%		54,429	1.80%		1.49%		1.48%
12/31/11	7.23	0.09	(1.06)	(0.97)	(0.10)	(0.10)	6.16	(13.60%	)	42,720	1.79%		1.49%		1.33%
12/31/10	6.61	0.05	0.65	0.70	(0.08)	(0.08)	7.23	10.75%		59,596	1.63%		1.51%		0.81%
Class R4
06/30/15[r]	$8.09	$0.12	$0.38	$0.50	$-	$-	$8.59	6.18%	[b]	$798	1.37%	[a]	N/A		2.83%	[a]
12/31/14[h]	8.80	0.11	(0.61)	(0.50)	(0.21)	(0.21)	8.09	(5.81%	)[b]	94	1.37%	[a]	N/A		1.63%	[a]
Class R3
06/30/15[r]	$8.15	$0.12	$0.37	$0.49	$-	$-	$8.64	6.01%	[b]	$859	1.62%	[a]	N/A		2.69%	[a]
12/31/14	8.76	0.17	(0.78)	(0.61)	-	-	8.15	(6.96%	)	182	1.82%		1.69%		2.02%
12/31/13	7.37	0.06	1.51	1.57	(0.18)	(0.18)	8.76	21.53%		732	2.09%		1.78%		0.79%
12/31/12	6.11	0.07	1.26	1.33	(0.07)	(0.07)	7.37	21.96%		549	2.10%		1.79%		1.12%
12/31/11	7.15	0.07	(1.05)	(0.98)	(0.06)	(0.06)	6.11	(13.78%	)	238	2.09%		1.79%		0.98%
12/31/10	6.48	0.02	0.65	0.67	-	-	7.15	10.34%		238	1.92%		1.81%		0.37%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	19%	42%	35%	39%	55%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 21 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Effective March 21, 2014, Class L shares of the S&P 500 Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund merged into Class Y shares (now known as Administrative Class shares). Effective April 1, 2014, Class Z shares were renamed Class I shares, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, Class L shares were renamed Administrative Class shares, and Class N shares were renamed Class R3 shares, for each Fund, other than the Total Return Bond Fund, S&P 500 Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund. Effective April 1, 2014, Class Z shares were renamed Class I shares, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, Class L shares were renamed Administrative Class shares, Class A shares were renamed Class R4 shares, and Class N shares were renamed Class R3 shares for the Total Return Bond Fund. Effective April 1, 2014, Class Z shares were renamed Class I shares, Class I shares were renamed Class R5 shares, Class S shares were renamed Service Class shares, Class Y shares were renamed Administrative Class shares, Class A shares were renamed Class R4 shares, and Class N shares were renamed Class R3 shares for the S&P 500 Index Fund. Effective April 1, 2014, Class Z shares were renamed Class I shares, Class I shares were renamed Class R5 shares, Class S shares were renamed Service Class shares, and Class Y shares were renamed Administrative Class shares for the S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund.

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2015. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2015, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$294,064,016	$-	$294,064,016
Municipal Obligations	-	34,473,268	-	34,473,268
Non-U.S. Government Agency Obligations	-	385,254,186	-	385,254,186
U.S. Government Agency Obligations and Instrumentalities	-	391,589,184	-	391,589,184
U.S. Treasury Obligations	-	296,369,262	-	296,369,262
Short-Term Investments	-	135,818,365	-	135,818,365

Total Investments	$-	$1,537,568,281	$-	$1,537,568,281

Liability Derivatives
Futures Contracts	$(119,286)	$-	$-	$(119,286)

Strategic Bond Fund
Asset Investments
Preferred Stock	$157,058	$-	$-	$157,058
Bank Loans	-	8,938,110	-	8,938,110
Corporate Debt	-	75,948,336	-	75,948,336
Municipal Obligations	-	345,705	-	345,705
Non-U.S. Government Agency Obligations	-	42,055,789	-	42,055,789
Sovereign Debt Obligations	-	19,179,977	-	19,179,977
U.S. Government Agency Obligations and Instrumentalities	-	56,251,107	-	56,251,107
U.S. Treasury Obligations	-	27,218,858	-	27,218,858
Short-Term Investments	-	50,433,893	-	50,433,893

Total Investments	$157,058	$280,371,775	$-	$280,528,833

Asset Derivatives
Forward Contracts	$-	$263,209	$-	$263,209
Futures Contracts	291,294	-	-	291,294
Swap Agreements	-	220,271	-	220,271

Total	$291,294	$483,480	$-	$774,774

Liability Derivatives
Forward Contracts	$-	$(128,364)	$-	$(128,364)
Futures Contracts	(291,390)	-	-	(291,390)
Written Options	-	(16,078)	-	(16,078)

Total	$(291,390)	$(144,442)	$-	$(435,832)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Value Fund
Asset Investments
Common Stock	$1,380,494,028	$30,034,619	*	$-	$1,410,528,647
Short-Term Investments	-	20,277,330		-	20,277,330

Total Investments	$1,380,494,028	$50,311,949		$-	$1,430,805,977

Large Cap Value Fund
Asset Investments
Common Stock	$360,177,718	$5,489,234		$-	$365,666,952
Mutual Funds	13,515,394	-		-	13,515,394
Short-Term Investments	-	9,967,891		-	9,967,891

Total Investments	$373,693,112	$15,457,125		$-	$389,150,237

S&P 500 Index Fund
Asset Investments
Common Stock	$3,460,462,682	$-		$-	$3,460,462,682
Short-Term Investments	-	62,582,460		-	62,582,460

Total Investments	$3,460,462,682	$62,582,460		$-	$3,523,045,142

Liability Derivatives
Futures Contracts	$(945,555)	$-		$-	$(945,555)

Focused Value Fund
Asset Investments
Common Stock	$807,405,444	$50,620,500		$-	$858,025,944
Short-Term Investments	-	104,959,119		-	104,959,119

Total Investments	$807,405,444	$155,579,619		$-	$962,985,063

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,419,902,029	$42,014,278	*	$-	$1,461,916,307
Mutual Funds	1,041	-		-	1,041
Short-Term Investments	-	8,247,677		-	8,247,677

Total Investments	$1,419,903,070	$50,261,955		$-	$1,470,165,025

Small Cap Value Equity Fund
Asset Investments
Common Stock	$174,684,523	$2,347,127	*	$-	$177,031,650
Short-Term Investments	-	8,646,992		-	8,646,992

Total Investments	$174,684,523	$10,994,119		$-	$185,678,642

Small Company Value Fund
Asset Investments
Common Stock	$375,133,038	$-		$-	$375,133,038
Mutual Funds	25,441,145	-		-	25,441,145
Short-Term Investments	-	11,791,431		-	11,791,431

Total Investments	$400,574,183	$11,791,431		$-	$412,365,614

Liability Derivatives
Futures Contracts	$(27,917)	$-		$-	$(27,917)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
S&P Mid Cap Index Fund
Asset Investments
Common Stock	$278,757,193	$-		$-		$278,757,193
Mutual Funds	11,816,714	-		-		11,816,714
Short-Term Investments	-	8,046,693		-		8,046,693

Total Investments	$290,573,907	$8,046,693		$-		$298,620,600

Liability Derivatives
Futures Contracts	$(165,518)	$-		$-		$(165,518)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$181,915,077	$-		$-	†	$181,915,077
Warrants	-	-		-	†	-
Rights	-	-		-	†	-
Mutual Funds	21,076,600	-		-		21,076,600
Short-Term Investments	-	9,917,946		-		9,917,946

Total Investments	$202,991,677	$9,917,946		$-		$212,909,623

Liability Derivatives
Futures Contracts	$(83,813)	$-		$-		$(83,813)

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$2,193,218,284	$-		$5,758,220		$2,198,976,504
Preferred Stock	-	-		9,608,623		9,608,623
Mutual Funds	128,636,754	-		-		128,636,754
Short-Term Investments	-	83,441,531		-		83,441,531

Total Investments	$2,321,855,038	$83,441,531		$15,366,843		$2,420,663,412

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$875,935,906	$4,941,572	*	$1,022,725		$881,900,203
Preferred Stock	-	-		6,728,042		6,728,042
Mutual Funds	84,246,951	-		-		84,246,951
Short-Term Investments	-	26,796,474		-		26,796,474

Total Investments	$960,182,857	$31,738,046		$7,750,767		$999,671,670

Diversified International Fund
Asset Investments
Common Stock	$1,192,303	$74,168,164	*	$-		$75,360,467
Preferred Stock	-	611,345	*	-		611,345
Mutual Funds	2,806,870	-		-		2,806,870
Short-Term Investments	-	2,240,488		-		2,240,488

Total Investments	$3,999,173	$77,019,997		$-		$81,019,170

Asset Derivatives
Forward Contracts	$-	$409,568		$-		$409,568

Liability Derivatives
Forward Contracts	$-	$(292,211)		$-		$(292,211)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
MSCI EAFE International Index Fund
Asset Investments
Common Stock	$226,000	$336,458,933	*	$442	$336,685,375
Preferred Stock	-	2,033,253	*	-	2,033,253
Mutual Funds	19,008,694	-		-	19,008,694
Rights	-	15,188		10,896	26,084
Short-Term Investments	-	11,415,607		-	11,415,607

Total Investments	$19,234,694	$349,922,981		$11,338	$369,169,013

Asset Derivatives
Forward contracts	$-	$42,249		$-	$42,249

Liability Derivatives
Forward Contracts	$-	$(30,084)		$-	$(30,084)
Futures Contracts	(54,592)	-		-	(54,592)

Total	$(54,592)	$(30,084)		$-	$(84,676)

Overseas Fund
Asset Investments
Common Stock	$50,405,075	$702,745,309	*	$-	$753,150,384
Preferred Stock	-	1,411,087	*	-	1,411,087
Mutual Funds	33,268,816	-		-	33,268,816
Short-Term Investments	-	13,259,796		-	13,259,796

Total Investments	$83,673,891	$717,416,192		$-	$801,090,083

Asset Derivatives
Forward Contracts	$-	$829,249		$-	$829,249

Liability Derivatives
Forward Contracts	$-	$(700,093)		$-	$(700,093)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents security at $0 value as of June 30, 2015.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2015.

Statements of Assets and Liabilities location:	Total Return Bond Fund	Strategic Bond Fund	MSCI EAFE International Index Fund

Receivables from:
Collateral held for open swap agreements		X
Investments sold on a when-issued basis		X
Collateral held for open futures contracts			X

Payables for:
Investments purchased on a when-issued basis	X	X

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities location:	Large Cap Value Fund	Fundamental Growth Fund	Growth Opportunities Fund	Small Company Value Fund	S&P Mid Cap Index Fund

Payables for:
Securities on loan	X	X	X	X	X
Due to custodian					X

Statements of Assets and Liabilities location:	Russell 2000 Small Cap Index Fund	Mid Cap Growth Equity II Fund	Small Cap Growth Equity Fund	Small Company Growth Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund

Payables for:
Securities on loan	X	X	X	X	X	X	X
Due to custodian	X		X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)		Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/15
Total Return Bond Fund
Non-U.S. Government Agency Obligations	$-		$-	$-	$-	$3,586,327		$-		$-	$(3,586,327	)**	$-		$-

Strategic Bond Fund
Non-U.S. Government Agency Obligations	$-		$-	$-	$-	$540,030		$-		$-	$(540,030	)**	$-		$-

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$-	$-	††	$-		$-	$-		$-	†††	$-
Warrants	-	***	-	-	-	-		-		-	-		-	†††	-
Rights	-		-	-	-	-	††	-	††††	-	-		-	†††	-

	$-		$-	$-	$-	$-		$-		$-	$-		$-		$-

Mid Cap Growth Equity II Fund
Common Stock	$4,484,332		$-	$-	$842,885	$431,003		$-		$-	$-		$5,758,220		$842,885
Preferred Stock	7,218,834		-	-	2,389,789	-		-		-	-		9,608,623		2,389,789

	$11,703,166		$-	$-	$3,232,674	$431,003		$-		$-	$-		$15,366,843		$3,232,674

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 6/30/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/15
Small Cap Growth Equity Fund
Common Stock	$663,792	$-	$-	$358,933	$-	$-	$-		$-		$1,022,725	$358,933
Preferred Stock	11,488,895	-	654,026	(5,170,602)	1,714,136	(1,958,413)	-		-		6,728,042	725,679

	$12,152,687	$-	$654,026	$(4,811,669)	$1,714,136	$(1,958,413)	$-		$-		$7,750,767	$1,084,612

MSCI EAFE International Index Fund
Common Stock†	$-	$-	$-	$-	$152,429	$-	$112,264	****	$(264,693	)**	$-	$-
Common Stock	480	-	-	(38)	-	-	-		-		442	(38)
Rights	-	-	-	2,398	8,498	-	-		-		10,896	2,398

	$480	$-	$-	$2,360	$160,927	$-	$112,264		$(264,693)		$11,338	$2,360

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents security at $0 value as of December 31, 2014.
****	Transfers occurred between Level 3 and Level 2 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of purchase.
†††	Represents security at $0 value as of June 30, 2015.
††††	Represents security at $0 value at the time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2015, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A					A		A
Directional Exposures to Currencies		A						A

Futures Contracts**
Hedging/Risk Management	A	A		A			A		A
Duration/Credit Quality Management	M	A
Substitution for Direct Investment	M	A	A		A	A	M	A	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A

Options (Purchased)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M

Options (Written)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		A
Substitution for Direct Investment		M
Directional Investment		A

Rights and Warrants
Result of a Corporate Action						A	A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2015, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Liability Derivatives
Futures Contracts^^	$-	$-	$(119,286)	$(119,286)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$(286,014)	$(286,014)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$(119,286)	$(119,286)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	-	-	292	292

Strategic Bond Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$263,209	$-	$263,209
Futures Contracts^^	-	-	291,294	291,294
Swap Agreements^^	-	-	220,271	220,271

Total Value	$-	$263,209	$511,565	$774,774

Liability Derivatives
Forward Contracts^,^^^	$-	$(128,364)	$-	$(128,364)
Futures Contracts^^	-	(1,454)	(289,936)	(291,390)
Written Options^	-	(16,078)	-	(16,078)

Total Value	$-	$(145,896)	$(289,936)	$(435,832)

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$-	$(36,337)	$116,114	$79,777
Forward Contracts	-	239,154	-	239,154
Futures Contracts	-	83,841	183,543	267,384
Swap Agreements	-	-	76,254	76,254
Written Options	-	-	(52,174)	(52,174)

Total Realized Gain (Loss)	$-	$286,658	$323,737	$610,395

Change in Appreciation (Depreciation)##
Purchased Options	$-	$36,143	$(20,507)	$15,636
Forward Contracts	-	19,725	-	19,725
Futures Contracts	-	(22,875)	112,878	90,003
Swap Agreements	-	-	197,614	197,614
Written Options	-	2,690	(27,389)	(24,699)

Total Change in Appreciation (Depreciation)	$-	$35,683	$262,596	$298,279

Number of Contracts Notional Amounts or Shares/Units†
Purchased Options	-	4,210	335	4,545
Forward Contracts	$-	$15,338,939	$-	$15,338,939
Futures Contracts	-	5	753	758
Swap Agreements	$-	$-	$2,877,000	$2,877,000
Written Options	-	2,350,000	381	2,350,381

S&P 500 Index Fund
Liability Derivatives
Futures Contracts^^	$(945,555)	$-	$-	$(945,555)

Realized Gain (Loss)#
Futures Contracts	$4,870,691	$-	$-	$4,870,691

Change in Appreciation (Depreciation)##
Futures Contracts	$(1,825,569)	$-	$-	$(1,825,569)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	733	-	-	733

Small Company Value Fund
Liability Derivatives
Futures Contracts^^	$(27,917)	$-	$-	$(27,917)

Realized Gain (Loss)#
Futures Contracts	$230,510	$-	$-	$230,510

Change in Appreciation (Depreciation)##
Futures Contracts	$(27,917)	$-	$-	$(27,917)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	21	-	-	21

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts^^	$(165,518)	$-	$-	$(165,518)

Realized Gain (Loss)#
Futures Contracts	$716,334	$-	$-	$716,334

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
S&P Mid Cap Index Fund (Continued)
Change in Appreciation (Depreciation)##
Futures Contracts	$(330,574)	$-	$-	$(330,574)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	58	-	-	58

Russell 2000 Small Cap Index Fund
Asset Derivatives
Rights*	$- ††	$-	$-	$-
Warrants*	- ††	-	-	-

Total Value	$-	$-	$-	$-

Liabilities Derivatives
Futures Contracts^^	$(83,813)	$-	$-	$(83,813)

Realized Gain (Loss)#
Futures Contracts	$526,216	$-	$-	$526,216
Warrants	(730)	-	-	(730)

Total Realized Gain (Loss)	$525,486	$-	$-	$525,486

Change in Appreciation (Depreciation)##
Futures Contracts	$(197,710)	$-	$-	$(197,710)
Warrants	567	-	-	567

Total Change in Appreciation (Depreciation)	$(197,143)	$-	$-	$(197,143)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	39	-	-	39
Warrants	1,428	-	-	1,428
Rights	778	-	-	778

Diversified International Fund
Asset Derivatives
Forward Contracts*	$-	$409,568	$-	$409,568

Liability Derivatives
Forward Contracts^	$-	$(292,211)	$-	$(292,211)

Realized Gain (Loss)#
Forward Contracts	$-	$(699,590)	$-	$(699,590)
Futures Contracts	446,997	-	-	446,997
Rights	(3,945)	-	-	(3,945)

Total Realized Gain (Loss)	$443,052	$(699,590)	$-	$(256,538)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(11,624)	$-	$(11,624)
Rights	2,803	-	-	2,803

Total Change in Appreciation (Depreciation)	$2,803	$(11,624)	$-	$(8,821)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$119,218,502	$-	$119,218,502
Futures Contracts	283	-	-	283
Rights	70,470	-	-	70,470

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$42,249	$-	$42,249
Rights*	26,084	-	-	26,084

Total Value	$26,084	$42,249	$-	$68,333

Liability Derivatives
Forward Contracts^,^^^	$-	$(30,084)	$-	$(30,084)
Futures Contracts^^	(54,592)	-	-	(54,592)

Total Value	$(54,592)	$(30,084)	$-	$(84,676)

Realized Gain (Loss)#
Forward Contracts	$-	$256,595	$-	$256,595
Futures Contracts	868,140	-	-	868,140
Rights	1,433	-	-	1,433

Total Realized Gain (Loss)	$869,573	$256,595	$-	$1,126,168

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(7,920)	$-	$(7,920)
Futures Contracts	(80,183)	-	-	(80,183)
Rights	2,282	-	-	2,282

Total Change in Appreciation (Depreciation)	$(77,901)	$(7,920)	$-	$(85,821)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$12,842,239	$-	$12,842,239
Futures Contracts	96	-	-	96
Rights	306,819	-	-	306,819

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$829,249	$-	$829,249

Liability Derivatives
Forward Contracts^	$-	$(99,988)	$-	$(99,988)
Forward Contracts^,^^^	-	(600,105)	-	(600,105)

Total Value	$-	$(700,093)	$-	$(700,093)

Realized Gain (Loss)#
Forward Contracts	$-	$435,607	$-	$435,607
Futures Contracts	199,328	-	-	199,328
Rights	(4,754)	-	-	(4,754)

Total Realized Gain (Loss)	$194,574	$435,607	$-	$630,181

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(680,372)	$-	$(680,372)
Rights	2,358	-	-	2,358

Total Change in Appreciation (Depreciation)	$2,358	$(680,372)	$-	$(678,014)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$77,850,805	$-	$77,850,805
Futures Contracts	38	-	-	38
Rights	143,273	-	-	143,273

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts.

Notes to Financial Statements (Unaudited) (Continued)

^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps or forward contracts, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2015.
††	Represents security at $0 value as of June 30, 2015.

The Russell 2000 Small Cap Index Fund had no change in appreciation (depreciation) on rights during the period ended June 30, 2015.

The following table presents the Funds’ derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2015.

Counterparty	Derivative Assets Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MSCI EAFE International Index Fund
Bank of Montreal	$1,798	$(1,798)	$-	$-
Bank of New York	576	-	-	576
Citibank N.A.	17,907	(17,907)	-	-
Morgan Stanley & Co.	21,968	(2,958)	-	19,010

	$42,249	$(22,663)	$-	$19,586

The following table presents the Funds’ derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2015.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MSCI EAFE International Index Fund
Bank of Montreal	$(2,875)	$1,798	$-	$(1,077)
Citibank N.A.	(24,251)	17,907	-	(6,344)
Morgan Stanley & Co.	(2,958)	2,958	-	-

	$(30,084)	$22,663	$-	$(7,421)

Overseas Fund
State Street Bank and Trust Co.	$(99,988)	$-	$-	$(99,988)

Strategic Bond Fund
Barclays Bank PLC	$(16,078)	$-	$-	$(16,078)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Notes to Financial Statements (Unaudited) (Continued)

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Contracts to Buy
EUR	1,384,615	Bank of America N.A.	08/13/15	$1,566,276	$(21,776)

BRL	2,200,000	Barclays Bank PLC	07/16/15	694,696	9,410

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Contracts to Buy (Continued)
INR	16,000,000	Barclays Bank PLC	07/16/15	$252,745	$(2,175)
JPY	87,063,000	Barclays Bank PLC	08/13/15	700,673	11,061

				1,648,114	18,296

BRL	2,386,200	Citibank N.A.	07/16/15	754,887	8,811
GBP	1,650,000	Citibank N.A.	07/16/15	2,559,926	32,385
INR	131,000,000	Citibank N.A.	07/16/15	2,070,503	(18,958)
JPY	67,176,353	Citibank N.A.	08/13/15	540,777	8,385

				5,926,093	30,623

				$9,140,483	$27,143

Contracts to Deliver
EUR	770,000	Bank of America N.A.	07/16/15	$863,381	$4,788
EUR	4,100,000	Bank of America N.A.	08/13/15	4,615,637	42,198

				5,479,018	46,986

EUR	1,260,000	Barclays Bank PLC	07/16/15	1,383,805	(21,168)
MXN	18,121,099	Barclays Bank PLC	07/16/15	1,182,199	30,418
BRL	2,200,000	Barclays Bank PLC	07/16/15	685,145	(18,961)
JPY	87,063,000	Barclays Bank PLC	08/13/15	727,705	15,971

				3,978,854	6,260

BRL	2,386,200	Citibank N.A.	07/16/15	740,412	(23,287)
EUR	3,090,000	Citibank N.A.	07/16/15	3,493,020	47,493
EUR	613,922	Citibank N.A.	08/13/15	692,578	7,765
GBP	1,650,000	Citibank N.A.	07/16/15	2,570,271	(22,039)
JPY	67,176,353	Citibank N.A.	08/13/15	563,371	14,209

				8,059,652	24,141

EUR	1,270,000	Morgan Stanley & Co.	08/13/15	1,428,488	11,837

EUR	786,893	UBS AG	08/13/15	896,236	18,478

				$19,842,248	$107,702

Diversified International Fund
Contracts to Buy
GBP	367,405	Australia and New Zealand Banking Group	07/13/15	$550,424	$26,816

JPY	65,232,733	BNP Paribas SA	07/13/15	545,525	(12,444)

JPY	24,715,509	Citibank N.A.	07/13/15	204,752	(2,777)

EUR	419,917	Credit Suisse International	07/13/15	470,517	(2,303)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
DKK	1,740,914	Deutsche Bank AG	07/13/15	$263,036	$(2,807)
JPY	36,275,821	Deutsche Bank AG	07/13/15	296,545	(100)

				559,581	(2,907)

EUR	1,663,710	Goldman Sachs International	07/13/15	1,856,071	(1,008)
GBP	251,334	Goldman Sachs International	07/13/15	392,594	2,283
JPY	44,890,634	Goldman Sachs International	07/13/15	374,125	(7,280)

				2,622,790	(6,005)

EUR	944,974	HSBC Bank PLC	07/13/15	$1,032,795	$20,866
GBP	376,481	HSBC Bank PLC	07/13/15	591,615	(116)

				1,624,410	20,750

GBP	201,656	Merrill Lynch International	07/13/15	306,072	10,755

EUR	864,623	Royal Bank of Canada	07/13/15	941,988	22,080
GBP	555,128	Royal Bank of Canada	07/13/15	851,874	20,303
JPY	36,225,196	Royal Bank of Canada	07/13/15	288,835	7,197

				2,082,697	49,580

JPY	65,721,538	Societe Generale	07/13/15	527,315	9,760

EUR	259,667	Standard Chartered Bank	07/13/15	288,824	709
GBP	319,667	Standard Chartered Bank	07/13/15	488,676	13,562
JPY	64,901,973	Standard Chartered Bank	07/13/15	542,773	(12,396)

				1,320,273	1,875

CHF	349,846	State Street Bank and Trust Co.	07/13/15	356,913	17,416
DKK	1,478,508	State Street Bank and Trust Co.	07/13/15	222,751	(1,746)
EUR	661,278	State Street Bank and Trust Co.	07/13/15	727,596	9,739
HKD	5,815,041	State Street Bank and Trust Co.	07/13/15	750,025	147
JPY	36,308,413	State Street Bank and Trust Co.	07/13/15	301,542	(4,830)
SGD	875,158	State Street Bank and Trust Co.	07/13/15	643,459	6,215

				3,002,286	26,941

EUR	774,967	UBS AG	07/13/15	855,760	8,341

AUD	4,245,188	Westpac Banking Corp.	07/13/15	3,239,087	34,266
DKK	48,503	Westpac Banking Corp.	07/13/15	7,088	161
GBP	391,550	Westpac Banking Corp.	07/13/15	583,230	31,945
SEK	9,288,048	Westpac Banking Corp.	07/13/15	1,079,755	40,889

				4,909,160	107,261

				$19,581,562	$235,643

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
GBP	116,996	Barclays Bank PLC	07/13/15	$172,720	$(11,095)
HKD	1,188,374	Barclays Bank PLC	07/13/15	153,293	(14)

				326,013	(11,109)

AUD	267,168	Citibank N.A.	07/13/15	201,223	(4,783)
EUR	247,437	Citibank N.A.	07/13/15	277,141	1,245

				478,364	(3,538)

CHF	151,377	Credit Suisse International	07/13/15	159,686	(2,285)

CHF	438,770	Goldman Sachs International	07/13/15	474,293	4,817
EUR	1,712,505	Goldman Sachs International	07/13/15	1,896,547	(12,923)

				2,370,840	(8,106)

CHF	245,565	HSBC Bank PLC	07/13/15	265,719	2,968
GBP	502,354	HSBC Bank PLC	07/13/15	764,115	(25,148)

				1,029,834	(22,180)

CHF	284,128	Morgan Stanley & Co.	07/13/15	303,346	(666)
EUR	381,507	Morgan Stanley & Co.	07/13/15	430,963	5,577
GBP	213,112	Morgan Stanley & Co.	07/13/15	326,163	(8,663)

				1,060,472	(3,752)

AUD	216,200	Royal Bank of Canada	07/13/15	169,802	3,096
CHF	229,632	Royal Bank of Canada	07/13/15	246,640	938
GBP	374,628	Royal Bank of Canada	07/13/15	573,931	(14,658)
JPY	149,147,713	Royal Bank of Canada	07/13/15	1,247,725	28,893
SGD	257,931	Royal Bank of Canada	07/13/15	192,688	1,213

				2,430,786	19,482

EUR	425,868	Royal Bank of Scotland PLC	07/13/15	458,908	(15,941)

CHF	272,485	Societe Generale	07/13/15	289,081	(2,474)
GBP	362,116	Societe Generale	07/13/15	567,104	(1,827)

				856,185	(4,301)

JPY	71,531,427	Standard Chartered Bank	07/13/15	577,424	(7,130)

EUR	1,171,861	State Street Bank and Trust	07/13/15	1,298,419	(8,224)
JPY	55,222,787	State Street Bank and Trust	07/13/15	461,237	9,958
SGD	304,921	State Street Bank and Trust	07/13/15	225,854	(504)

				1,985,510	1,230

EUR	155,255	UBS AG	07/13/15	173,595	483
GBP	111,066	UBS AG	07/13/15	174,670	170

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
JPY	61,315,341	UBS AG	07/13/15		$514,392	$13,324

					862,657	13,977

CHF	929,279	Westpac Banking Corp.	07/13/15		981,616	(12,698)
EUR	3,712,094	Westpac Banking Corp.	07/13/15		4,040,447	(98,596)
NOK	2,819,509	Westpac Banking Corp.	07/13/15		350,326	(9,195)

					5,372,389	(120,489)

					$17,969,068	$(164,142)

Cross Currency Forwards
GBP	209,800	Citibank N.A.	07/13/15	EUR	292,324	$3,677
EUR	172,233	Citibank N.A.	07/13/15	NOK	1,454,660	6,556

					1,746,984	10,233

GBP	513,665	Deutsche Bank AG	07/13/15	EUR	705,710	20,156

EUR	180,542	Goldman Sachs International	07/13/15	JPY	24,007,211	5,121

EUR	308,684	HSBC Bank PLC	07/13/15	JPY	40,214,751	15,553

EUR	348,815	Standard Chartered Bank	07/13/15	JPY	48,521,212	(7,580)

CHF	1,031,792	UBS AG	07/13/15	EUR	987,994	2,373

						$45,856

MSCI EAFE International Index Fund
Contracts to Buy
EUR	627,354	Bank of Montreal*	09/16/15		$700,001	$147

CHF	527,082	Bank of New York Mellon*	09/16/15		564,843	576

EUR	2,381,283	Citibank N.A.*	09/16/15		2,681,842	(24,251)
GBP	1,423,913	Citibank N.A.*	09/16/15		2,218,194	17,907

					4,900,036	(6,344)

AUD	581,336	Morgan Stanley & Co.*	09/16/15		449,646	(2,958)
JPY	275,222,504	Morgan Stanley & Co.*	09/16/15		2,229,061	21,968

					2,678,707	19,010

					$8,843,587	$13,389

Contracts to Deliver
EUR	1,909,783	Bank of Montreal*	09/16/15		$2,130,000	$(1,380)
AUD	496,492	Bank of Montreal*	09/16/15		380,000	(1,495)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Deliver (Continued)
CHF	410,058	Bank of Montreal*	09/16/15	$440,000	$117
JPY	182,174,850	Bank of Montreal*	09/16/15	1,490,000	2
GBP	1,119,764	Bank of Montreal*	09/16/15	1,760,000	1,532

				$6,200,000	$(1,224)

Overseas Fund
Contracts to Buy
HKD	6,913,779	Barclays Bank PLC	07/13/15	$891,858	$57
EUR	886,903	Barclays Bank PLC	07/13/15	997,859	(8,948)
CHF	1,348,588	Barclays Bank PLC	07/13/15	1,422,306	20,662

				3,312,023	11,771

JPY	141,181,252	BNP Paribas SA	07/13/15	1,180,663	(26,933)
GBP	224,388	BNP Paribas SA	07/13/15	349,036	3,507

				1,529,699	(23,426)

EUR	927,897	Credit Suisse International	07/13/15	1,039,710	(5,090)
CHF	1,160,766	Credit Suisse International	07/13/15	1,235,879	6,122

				2,275,589	1,032

JPY	143,186,517	Deutsche Bank AG	07/13/15	1,187,601	(17,483)
DKK	3,071,484	Deutsche Bank AG	07/13/15	470,418	(11,298)

				1,658,019	(28,781)

JPY	44,764,256	Goldman Sachs International	07/13/15	372,950	(7,137)
GBP	587,396	Goldman Sachs International	07/13/15	917,523	5,351
EUR	2,467,916	Goldman Sachs International	07/13/15	2,742,362	9,403

				4,032,835	7,617

GBP	545,437	HSBC Bank PLC	07/13/15	857,119	(167)
EUR	2,299,360	HSBC Bank PLC	07/13/15	2,499,662	64,159

				3,356,781	63,992

GBP	775,825	Morgan Stanley & Co.	07/13/15	1,161,333	57,587

JPY	88,081,053	Royal Bank of Canada	07/13/15	702,297	17,499
GBP	1,226,880	Royal Bank of Canada	07/13/15	1,882,741	44,844
EUR	1,185,919	Royal Bank of Canada	07/13/15	1,332,202	(9,885)

				3,917,240	52,458

JPY	153,285,591	Societe Generale	07/13/15	1,229,883	22,764
EUR	2,167,530	Societe Generale	07/13/15	2,435,534	(18,705)
DKK	4,496,848	Societe Generale	07/13/15	677,812	(5,630)

				4,343,229	(1,571)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
JPY	189,573,247	Standard Chartered Bank	07/13/15	$1,516,159	$33,030
GBP	1,018,063	Standard Chartered Bank	07/13/15	1,556,972	42,536
EUR	378,129	Standard Chartered Bank	07/13/15	426,960	(5,340)

				3,500,091	70,226

SGD	1,589,585	State Street Bank and Trust Co.	07/13/15	1,168,740	11,289
HKD	12,004,363	State Street Bank and Trust Co.	07/13/15	1,548,325	303
GBP	953,523	State Street Bank and Trust Co.	07/13/15	1,418,704	79,404
EUR	572,979	State Street Bank and Trust Co.	07/13/15	648,030	(9,149)

				4,783,799	81,847

EUR	1,351,088	UBS AG	07/13/15	1,488,049	18,436

AUD	8,885,536	Westpac Banking Corp.	07/13/15	6,779,682	71,722
SEK	22,336,295	Westpac Banking Corp.	07/13/15	2,596,640	98,329
DKK	301,769	Westpac Banking Corp.	07/13/15	44,100	1,008

				9,420,422	171,059

				$44,779,109	$482,247

Contracts to Deliver
CHF	623,577	Australia and New Zealand Banking Group	07/13/15	$661,426	$(5,792)

EUR	477,605	Barclays Bank PLC	07/13/15	537,817	5,280
GBP	270,759	Barclays Bank PLC	07/13/15	399,719	(25,679)

				937,536	(20,399)

CHF	540,421	BNP Paribas SA	07/13/15	584,851	6,609

AUD	587,071	Citibank N.A.	07/13/15	442,165	(10,510)
CHF	391,644	Citibank N.A.	07/13/15	418,527	(526)

				860,692	(11,036)

CHF	330,724	Credit Suisse International	07/13/15	348,877	(4,992)

JPY	66,343,016	Deutsche Bank AG	07/13/15	535,797	(6,357)

CHF	1,814,374	Goldman Sachs International	07/13/15	1,956,470	15,118
EUR	6,111,625	Goldman Sachs International	07/13/15	6,830,156	15,598
GBP	1,992,733	Goldman Sachs International	07/13/15	3,058,237	(72,602)

				11,844,863	(41,886)

GBP	549,395	HSBC Bank PLC	07/13/15	840,553	(22,617)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
CHF	648,347	Morgan Stanley & Co.	07/13/15		$692,201	$(1,521)
EUR	845,540	Morgan Stanley & Co.	07/13/15		955,149	12,359
HKD	3,398,703	Morgan Stanley & Co.	07/13/15		438,396	(55)
JPY	54,011,710	Morgan Stanley & Co.	07/13/15		454,413	13,030

					2,540,159	23,813

EUR	338,848	Royal Bank of Canada	07/13/15		385,607	7,786
GBP	441,909	Royal Bank of Canada	07/13/15		677,007	(17,290)
JPY	185,534,243	Royal Bank of Canada	07/13/15		1,551,014	34,832

					2,613,628	25,328

GBP	372,947	Societe Generale	07/13/15		587,210	1,262

GBP	233,092	Standard Chartered Bank	07/13/15		364,707	(1,511)
JPY	67,065,550	Standard Chartered Bank	07/13/15		539,984	(8,074)

					904,691	(9,585)

AUD	1,405,000	State Street Bank and Trust Co.*	03/16/16		1,064,793	(5,093)
CHF	9,841,000	State Street Bank and Trust Co.*	09/16/15		10,461,876	(94,895)
EUR	966,991	State Street Bank and Trust Co.	07/13/15		1,062,207	(16,003)
JPY	145,959,756	State Street Bank and Trust Co.	07/13/15		1,219,100	26,320
SEK	3,835,077	State Street Bank and Trust Co.	07/13/15		462,065	(653)
SGD	662,697	State Street Bank and Trust Co.	07/13/15		490,865	(1,089)

					14,760,906	(91,413)

EUR	979,881	UBS AG	07/13/15		1,097,541	4,959
JPY	390,403,945	UBS AG	07/13/15		3,198,945	8,573

					4,296,486	13,532

CHF	1,676,562	Westpac Banking Corp.	07/13/15		1,775,470	(18,425)
EUR	8,388,369	Westpac Banking Corp.	07/13/15		9,124,020	(229,141)
NOK	9,659,653	Westpac Banking Corp.	07/13/15		1,200,218	(31,503)

					12,099,708	(279,069)

					$54,417,383	$(422,602)

Cross Currency Forwards
GBP	227,621	Citibank N.A.	07/13/15	JPY	41,705,721	$16,803

GBP	1,133,898	Deutsche Bank AG	07/13/15	EUR	1,557,831	44,494

JPY	31,960,500	Standard Chartered Bank	07/13/15	NOK	2,004,408	5,595

CHF	1,138,822	UBS AG	07/13/15	EUR	1,090,481	2,619

						$69,511

Notes to Financial Statements (Unaudited) (Continued)

AUD	Australian Dollar
BRL	Brizilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

*	Contracts are subject to a MNA.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	09/21/15	476	$60,057,812	$(119,286)

Strategic Bond Fund
Futures Contracts — Long
U.S. Treasury Long Bond	09/21/15	100	$15,084,375	$33,519
U.S. Treasury Note 10 Year	09/21/15	79	9,967,578	46,415
U.S. Treasury Ultra Long Bond	09/21/15	55	8,473,437	(192,749)
U.S. Treasury Note 5 Year	09/30/15	18	2,146,641	7,902

				$(104,913)

Notes to Financial Statements (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Futures Contracts — Short
Euro Bund	09/08/15	68	$(11,523,085)	$203,458
90 Day Eurodollar	09/14/15	363	(90,418,763)	(26,692)
Euro FX	09/14/15	5	(697,250)	(1,454)
U.S. Treasury Note 2 Year	09/30/15	5	(1,094,687)	(1,235)
90 Day Eurodollar	12/14/15	51	(12,681,788)	(14,191)
90 Day Eurodollar	03/14/16	259	(64,283,800)	(43,854)
90 Day Eurodollar	12/19/16	66	(16,273,950)	(11,215)

				$104,817

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	09/18/15	625	$64,200,000	$(945,555)

Small Company Value Fund
Futures Contracts — Long
Russell 2000 Mini Index	09/18/15	24	$3,000,960	$(27,917)

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	09/18/15	60	$8,988,600	$(165,518)

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	09/18/15	54	$6,752,160	$(83,813)

MSCI EAFE International Index Fund
Futures Contracts — Long
Topix Index	09/10/15	11	$1,465,498	$(5,886)
SPI 200 Index	09/17/15	5	520,507	(9,450)
FTSE 100 Index	09/18/15	12	1,224,444	(29,752)
Euro Stoxx 50 Index	09/18/15	60	2,298,374	(9,504)

				$(54,592)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its

Notes to Financial Statements (Unaudited) (Continued)

portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap transactions at June 30, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Currency	Notional Amount	Expiration Date	Payments Made by the Fund	Payments Received by the Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund*
Interest Rate Swaps
Centrally Cleared Swaps
USD	2,329,000	2/15/41	3-Month USD-LIBOR	Fixed 2.392%	$197,614	$22,657	$220,271

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $262,999 in cash at June 30, 2015.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Notes to Financial Statements (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at June 30, 2015. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
Barclays Bank PLC	2,350,000	9/02/15	USD Call/EUR Put, Strike 1.06	$18,768	$16,078

Transactions in written option contracts during the period ended June 30, 2015, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2014	488	$38,064
Options written	2,351,905	535,717
Options terminated in closing purchase transactions	(1,846)	(507,860)
Options expired	(547)	(47,153)

Options outstanding at June 30, 2015	2,350,000	$18,768

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

Notes to Financial Statements (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2015, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Large Cap Value Fund	$162,375	$32,475	$129,900
Fundamental Growth Fund	1,315	263	1,052
Growth Opportunities Fund	50,508	10,102	40,406
Small Company Value Fund	146,859	29,372	117,487
S&P Mid Cap Index Fund	97,624	19,524	78,100
Russell 2000 Small Cap Index Fund	271,931	54,377	217,554
Mid Cap Growth Equity II Fund	441,621	88,324	353,297
Small Cap Growth Equity Fund	650,710	130,141	520,569

Notes to Financial Statements (Unaudited) (Continued)

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Small Company Growth Fund	$47,421	$9,484	$37,937
Diversified International Fund	40,566	8,113	32,453
MSCI EAFE International Index Fund	177,204	35,439	141,765
Overseas Fund	366,441	73,288	293,153

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.35% on the first $3 billion; and	Metropolitan West Asset Management, LLC
0.32% on any excess over $3 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and 0.475% on any excess over $400 million	Brandywine Global Investment Management, LLC; and Loomis, Sayles & Company, L.P.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Wellington Management Company LLP
0.575% on the next $250 million; and
0.55% on any excess over $1.5 billion
Large Cap Value Fund	0.60% on the first $750 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.55% on any excess over $750 million	Huber Capital Management, LLC
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Focused Value Fund	0.69% on the first $1 billion; and	Harris Associates L.P.
0.64% on any excess over $1 billion
Fundamental Growth Fund*	0.65% on the first $300 million; and	Wellington Management Company LLP
0.60% on any excess over $300 million
Blue Chip Growth Fund	0.65% on the first $750 million; and	T. Rowe Price Associates, Inc.; and
	0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.(1)
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners, LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund	0.70% on the first $350 million; and	NFJ Investment Group LLC; and
	0.65% on any excess over $350 million	Systematic Financial Management, L.P.
Small Cap Value Equity Fund	0.75% on the first $350 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.70% on any excess over $350 million	Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	Invesco Advisers, Inc.(2);
	0.80% on any excess over $750 million	Federated Clover Investment Advisors; and
T. Rowe Price Associates, Inc.
S&P Mid Cap Index Fund*	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund*	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Equity II Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company, LLC; and
	0.67% on any excess over $2 billion	T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Montibus Capital Management LLC;
	0.78% on any excess over $1 billion	Waddell & Reed Investment Management Company; and
Wellington Management Company LLP
Small Company Growth Fund	0.85% on the first $350 million; and	Montibus Capital Management LLC
0.80% on any excess over $350 million
Diversified International Fund	0.80% on the first $250 million; and	J.P. Morgan Investment Management Inc.
0.78% on any excess over $250 million
MSCI EAFE International Index Fund*	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.;
	0.775% on the next $500 million; and	J.P. Morgan Investment Management Inc.; and
	0.75% on any excess over $1.25 billion	Massachusetts Financial Services Company

*	Prior to June 1, 2015, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
Fundamental Growth Fund	0.65%
S&P Mid Cap Index Fund	0.10%
Russell 2000 Small Cap Index Fund	0.10%
MSCI EAFE International Index Fund	0.10%

(1)	Effective January 9, 2015, Loomis, Sayles & Company, L.P. was added as co-subadviser to the Fund.
(2)	Effective January 12, 2015, Invesco Advisers, Inc. replaced EARNEST Partners, LLC as a co-subadviser to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an administrative and shareholder services agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Large Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Focused Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Equity II Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified International Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Bond Fund*	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Large Cap Value Fund*	0.63%	0.73%	0.83%	0.93%	1.18%	1.08%	1.33%
Fundamental Growth Fund*	0.70%	0.80%	0.90%	1.00%	1.25%	1.15%	1.40%
Mid-Cap Value Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
Small Cap Value Equity Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
S&P Mid Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Russell 2000 Small Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Small Company Growth Fund*	0.90%	1.00%	1.10%	1.20%	1.45%	1.35%	1.60%
Diversified International Fund*	0.90%	1.00%	1.10%	1.20%	1.45%	1.35%	1.60%
MSCI EAFE International Index Fund*	0.25%	0.35%	0.50%	0.60%	0.85%	0.75%	1.00%

#	Acquired Fund fees and expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2016.

MML Advisers has contractually agreed to waive 0.05% of the advisory fee for each class of the Total Return Bond Fund through March 31, 2016.

Effective January 12, 2015, MML Advisers has agreed to voluntarily waive 0.02% of the advisory fee for each class of the Small Company Value Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2015, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$3,751
Large Cap Value Fund	925
Fundamental Growth Fund	3
Blue Chip Growth Fund	5,065
Growth Opportunities Fund	13,712
Mid-Cap Value Fund	7,615
Small Cap Value Equity Fund	2,178
Small Company Value Fund	31,940
Mid Cap Growth Equity II Fund	26,051
Small Cap Growth Equity Fund	42,533
Small Company Growth Fund	311
Diversified International Fund	479
Overseas Fund	725

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2015:

Total % Ownership by Related Party
Total Return Bond Fund	59.5%
Strategic Bond Fund	81.7%
Diversified Value Fund	51.4%
Fundamental Value Fund	81.2%
Large Cap Value Fund	96.2%
S&P 500 Index Fund	60.0%
Focused Value Fund	79.2%
Fundamental Growth Fund	94.3%
Blue Chip Growth Fund	82.0%
Growth Opportunities Fund	60.6%
Mid-Cap Value Fund	92.9%
Small Cap Value Equity Fund	72.1%
Small Company Value Fund	73.4%
S&P Mid Cap Index Fund	68.7%
Russell 2000 Small Cap Index Fund	68.6%
Mid Cap Growth Equity II Fund	65.3%
Small Cap Growth Equity Fund	58.2%
Small Company Growth Fund	74.3%
Diversified International Fund	99.7%
MSCI EAFE International Index Fund	82.8%
Overseas Fund	84.9%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2015, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$2,726,758,043	$84,761,522	$2,851,283,823	$122,224,266
Strategic Bond Fund	254,762,206	50,325,724	252,152,929	16,039,649
Diversified Value Fund	-	78,206,620	-	84,814,141
Fundamental Value Fund	-	158,052,821	-	251,032,497

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Large Cap Value Fund	$-	$11,170,841	$-	$44,800,075
S&P 500 Index Fund	-	61,925,233	-	39,934,065
Focused Value Fund	-	193,812,744	-	234,184,171
Fundamental Growth Fund	-	39,625,421	-	45,202,180
Blue Chip Growth Fund	-	206,687,847	-	213,872,575
Growth Opportunities Fund	-	169,167,893	-	123,679,440
Mid-Cap Value Fund	-	85,425,331	-	76,318,399
Small Cap Value Equity Fund	-	24,787,504	-	15,837,219
Small Company Value Fund	-	262,577,862	-	320,519,819
S&P Mid Cap Index Fund	-	80,438,515	-	34,743,824
Russell 2000 Small Cap Index Fund	-	51,634,605	-	21,509,776
Mid Cap Growth Equity II Fund	-	436,727,100	-	309,400,754
Small Cap Growth Equity Fund	-	321,924,032	-	341,500,624
Small Company Growth Fund	-	11,844,061	-	21,812,313
Diversified International Fund	-	45,109,615	-	142,317,093
MSCI EAFE International Index Fund	-	97,015,615	-	17,826,869
Overseas Fund	-	232,529,572	-	132,455,297

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	15,490,412	$158,417,126	12,374,866	$128,094,390
Issued as reinvestment of dividends	-	-	1,985,967	20,072,149
Redeemed	(9,364,763)	(95,399,372)	(10,405,206)	(108,314,023)

Net increase (decrease)	6,125,649	$63,017,754	3,955,627	$39,852,516

Total Return Bond Fund Class R5
Sold	1,181,346	$12,087,908	4,657,971	$47,831,843
Issued as reinvestment of dividends	-	-	663,072	6,695,507
Redeemed	(1,194,644)	(12,107,809)	(7,894,508)	(81,970,286)

Net increase (decrease)	(13,298)	$(19,901)	(2,573,465)	$(27,442,936)

Total Return Bond Fund Service Class
Sold	2,898,632	$29,594,439	7,562,325	$77,582,745
Issued as reinvestment of dividends	-	-	1,320,399	13,373,320
Redeemed	(10,971,298)	(112,761,531)	(12,670,588)	(131,605,604)

Net increase (decrease)	(8,072,666)	$(83,167,092)	(3,787,864)	$(40,649,539)

Total Return Bond Fund Administrative Class
Sold	797,647	$8,114,588	2,556,239	$26,330,652
Issued as reinvestment of dividends	-	-	368,207	3,707,342
Redeemed	(948,204)	(9,620,830)	(5,021,600)	(51,791,307)

Net increase (decrease)	(150,557)	$(1,506,242)	(2,097,154)	$(21,753,313)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Total Return Bond Fund Class A*
Sold	146,936	$1,502,919	11,343	$116,031
Issued as reinvestment of dividends	-	-	408	4,130
Redeemed	(45)	(457)	-	-

Net increase (decrease)	146,891	$1,502,462	11,751	$120,161

Total Return Bond Fund Class R4
Sold	2,512,981	$25,718,124	3,733,242	$38,656,555
Issued as reinvestment of dividends	-	-	1,558,586	15,800,276
Redeemed	(6,750,573)	(68,848,555)	(12,855,734)	(132,876,051)

Net increase (decrease)	(4,237,592)	$(43,130,431)	(7,563,906)	$(78,419,220)

Total Return Bond Fund Class R3
Sold	540,116	$5,467,515	1,181,182	$12,129,982
Issued as reinvestment of dividends	-	-	183,386	1,848,059
Redeemed	(739,465)	(7,495,420)	(1,301,597)	(13,439,309)

Net increase (decrease)	(199,349)	$(2,027,905)	62,971	$538,732

Strategic Bond Fund Class I*
Sold	2,061,026	$21,286,435	6,168,645	$62,639,031
Issued as reinvestment of dividends	-	-	188,600	1,908,342
Redeemed	(1,005,259)	(10,358,875)	(957,212)	(9,950,212)

Net increase (decrease)	1,055,767	$10,927,560	5,400,033	$54,597,161

Strategic Bond Fund Class R5
Sold	594,226	$6,113,827	1,561,380	$15,913,455
Issued as reinvestment of dividends	-	-	138,486	1,402,720
Redeemed	(454,950)	(4,697,424)	(5,437,813)	(54,956,959)

Net increase (decrease)	139,276	$1,416,403	(3,737,947)	$(37,640,784)

Strategic Bond Fund Service Class
Sold	1,439,833	$14,783,139	1,394,835	$14,309,448
Issued as reinvestment of dividends	-	-	165,370	1,675,049
Redeemed	(480,526)	(4,944,029)	(346,261)	(3,586,076)

Net increase (decrease)	959,307	$9,839,110	1,213,944	$12,398,421

Strategic Bond Fund Administrative Class
Sold	1,431,870	$14,640,474	1,468,557	$15,123,074
Issued as reinvestment of dividends	-	-	81,888	827,689
Redeemed	(516,857)	(5,248,867)	(273,046)	(2,804,308)

Net increase (decrease)	915,013	$9,391,607	1,277,399	$13,146,455

Strategic Bond Fund Class A
Sold	884,998	$9,044,830	926,824	$9,547,387
Issued as reinvestment of dividends	-	-	95,974	969,209
Redeemed	(395,751)	(4,042,042)	(635,092)	(6,484,335)

Net increase (decrease)	489,247	$5,002,788	387,706	$4,032,261

Strategic Bond Fund Class R4*
Sold	357,576	$3,663,186	9,950	$100,105
Issued as reinvestment of dividends	-	-	335	3,382
Redeemed	(36,843)	(373,615)	- +	(4)

Net increase (decrease)	320,733	$3,289,571	10,285	$103,483

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Strategic Bond Fund Class R3
Sold	118,614	$1,205,686	103,970	$1,071,210
Issued as reinvestment of dividends	-	-	6,142	61,516
Redeemed	(14,088)	(143,083)	(13,225)	(134,917)

Net increase (decrease)	104,526	$1,062,603	96,887	$997,809

Diversified Value Fund Class I*
Sold	1,085,982	$16,092,156	7,567,056	$106,623,048
Issued as reinvestment of dividends	-	-	132,204	1,894,736
Redeemed	(905,561)	(13,614,641)	(1,112,784)	(16,114,820)

Net increase (decrease)	180,421	$2,477,515	6,586,476	$92,402,964

Diversified Value Fund Class R5
Sold	765,944	$11,404,425	2,601,260	$36,426,859
Issued as reinvestment of dividends	-	-	306,886	4,403,852
Redeemed	(1,458,792)	(21,940,734)	(11,371,523)	(159,281,963)

Net increase (decrease)	(692,848)	$(10,536,309)	(8,463,377)	$(118,451,252)

Diversified Value Fund Service Class
Sold	112,845	$1,662,907	177,927	$2,534,210
Issued as reinvestment of dividends	-	-	19,836	284,578
Redeemed	(140,211)	(2,091,132)	(717,568)	(9,501,946)

Net increase (decrease)	(27,366)	$(428,225)	(519,805)	$(6,683,158)

Diversified Value Fund Administrative Class
Sold	37,311	$558,258	222,790	$3,252,863
Issued as reinvestment of dividends	-	-	10,984	158,192
Redeemed	(247,654)	(3,797,164)	(172,479)	(2,394,920)

Net increase (decrease)	(210,343)	$(3,238,906)	61,295	$1,016,135

Diversified Value Fund Class A
Sold	83,935	$1,236,053	270,051	$3,840,176
Issued as reinvestment of dividends	-	-	22,872	328,416
Redeemed	(187,066)	(2,814,792)	(498,077)	(7,136,792)

Net increase (decrease)	(103,131)	$(1,578,739)	(205,154)	$(2,968,200)

Diversified Value Fund Class R4*
Sold	10,431	$155,023	7,222	$100,105
Issued as reinvestment of dividends	-	-	125	1,789
Redeemed	(38)	(573)	- +	(4)

Net increase (decrease)	10,393	$154,450	7,347	$101,890

Diversified Value Fund Class R3
Sold	10,027	$151,705	1,265	$17,826
Issued as reinvestment of dividends	-	-	172	2,482
Redeemed	(6,032)	(91,375)	(647)	(9,378)

Net increase (decrease)	3,995	$60,330	790	$10,930

Fundamental Value Fund Class I
Sold	4,595,235	$63,526,730	11,726,504	$163,135,040
Issued as reinvestment of dividends	-	-	2,303,702	31,495,322
Redeemed	(1,738,274)	(24,667,076)	(4,479,246)	(63,154,301)

Net increase (decrease)	2,856,961	$38,859,654	9,550,960	$131,476,061

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Fundamental Value Fund Class R5
Sold	1,134,739	$16,084,559	5,401,394	$76,019,451
Issued as reinvestment of dividends	-	-	3,167,073	43,482,460
Redeemed	(6,917,124)	(96,085,471)	(7,996,876)	(113,228,906)

Net increase (decrease)	(5,782,385)	$(80,000,912)	571,591	$6,273,005

Fundamental Value Fund Service Class
Sold	454,685	$6,431,398	2,001,363	$28,233,572
Issued as reinvestment of dividends	-	-	1,172,410	16,033,245
Redeemed	(2,461,897)	(34,825,929)	(3,458,729)	(48,171,091)

Net increase (decrease)	(2,007,212)	$(28,394,531)	(284,956)	$(3,904,274)

Fundamental Value Fund Administrative Class
Sold	738,985	$10,331,301	1,820,385	$25,427,872
Issued as reinvestment of dividends	-	-	715,302	9,858,080
Redeemed	(1,373,355)	(19,570,314)	(4,053,689)	(57,705,459)

Net increase (decrease)	(634,370)	$(9,239,013)	(1,518,002)	$(22,419,507)

Fundamental Value Fund Class A
Sold	278,918	$3,933,082	1,086,897	$15,133,078
Issued as reinvestment of dividends	-	-	1,199,791	16,363,720
Redeemed	(2,105,996)	(29,279,971)	(6,932,280)	(96,333,318)

Net increase (decrease)	(1,827,078)	$(25,346,889)	(4,645,592)	$(64,836,520)

Fundamental Value Fund Class R4*
Sold	6,321	$90,127	7,285	$100,105
Issued as reinvestment of dividends	-	-	598	8,123
Redeemed	(1)	(10)	- +	(4)

Net increase (decrease)	6,320	$90,117	7,883	$108,224

Fundamental Value Fund Class R3
Sold	9,594	$135,472	20,949	$280,684
Issued as reinvestment of dividends	-	-	6,619	89,543
Redeemed	(9,132)	(127,682)	(49,393)	(682,475)

Net increase (decrease)	462	$7,790	(21,825)	$(312,248)

Large Cap Value Fund Class I*
Sold	1,819,489	$14,907,707	16,338,285	$158,815,916
Issued as reinvestment of dividends	-	-	2,967,180	24,081,651
Redeemed	(1,566,055)	(12,985,222)	(1,328,513)	(12,830,215)

Net increase (decrease)	253,434	$1,922,485	17,976,952	$170,067,352

Large Cap Value Fund Class R5
Sold	223,871	$1,837,122	1,727,304	$16,372,761
Issued as reinvestment of dividends	-	-	3,422,426	27,854,550
Redeemed	(2,682,870)	(21,876,088)	(19,999,251)	(195,042,573)

Net increase (decrease)	(2,458,999)	$(20,038,966)	(14,849,521)	$(150,815,262)

Large Cap Value Fund Service Class
Sold	116,311	$956,811	272,500	$2,616,460
Issued as reinvestment of dividends	-	-	270,035	2,211,761
Redeemed	(604,540)	(4,932,638)	(2,583,385)	(25,270,397)

Net increase (decrease)	(488,229)	$(3,975,827)	(2,040,850)	$(20,442,176)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Large Cap Value Fund Administrative Class
Sold	94,227	$772,335	244,875	$2,301,666
Issued as reinvestment of dividends	-	-	498,751	4,052,167
Redeemed	(564,369)	(4,669,757)	(773,823)	(7,386,418)

Net increase (decrease)	(470,142)	$(3,897,422)	(30,197)	$(1,032,585)

Large Cap Value Fund Class A
Sold	146,796	$1,202,200	309,369	$2,953,813
Issued as reinvestment of dividends	-	-	1,064,648	8,644,653
Redeemed	(1,154,590)	(9,450,058)	(2,259,924)	(20,798,349)

Net increase (decrease)	(1,007,794)	$(8,247,858)	(885,907)	$(9,199,883)

Large Cap Value Fund Class R4*
Sold	-	$-	10,438	$100,100
Issued as reinvestment of dividends	-	-	2,039	16,468

Net increase (decrease)	-	$-	12,477	$116,568

Large Cap Value Fund Class R3
Sold	123	$978	1,823	$17,651
Issued as reinvestment of dividends	-	-	1,942	15,465
Redeemed	(1,165)	(9,523)	(4,434)	(42,275)

Net increase (decrease)	(1,042)	$(8,545)	(669)	$(9,159)

S&P 500 Index Fund Class I
Sold	8,389,021	$156,880,201	12,183,415	$217,601,722
Issued as reinvestment of dividends	-	-	1,221,280	21,873,108
Redeemed	(4,095,040)	(77,856,353)	(5,634,441)	(99,926,880)

Net increase (decrease)	4,293,981	$79,023,848	7,770,254	$139,547,950

S&P 500 Index Fund Class R5
Sold	2,902,543	$54,085,336	7,198,904	$128,426,647
Issued as reinvestment of dividends	-	-	2,092,279	37,535,493
Redeemed	(5,773,528)	(109,012,839)	(14,242,495)	(256,137,157)

Net increase (decrease)	(2,870,985)	$(54,927,503)	(4,951,312)	$(90,175,017)

S&P 500 Index Fund Service Class
Sold	3,968,421	$74,520,148	8,697,056	$155,811,713
Issued as reinvestment of dividends	-	-	1,482,031	26,632,100
Redeemed	(6,455,030)	(120,981,350)	(6,354,912)	(115,441,223)

Net increase (decrease)	(2,486,609)	$(46,461,202)	3,824,175	$67,002,590

S&P 500 Index Fund Administrative Class**
Sold	2,967,408	$54,813,651	6,678,377	$118,523,155
Issued — merger	-	-	9,172,137	156,751,820
Issued as reinvestment of dividends	-	-	1,110,393	19,720,586
Redeemed	(4,040,971)	(75,337,284)	(6,537,496)	(117,420,416)

Net increase (decrease)	(1,073,563)	$(20,523,633)	10,423,411	$177,575,145

S&P 500 Index Fund Class L**
Sold			471,818	$7,946,754
Issued as reinvestment of dividends			-	-
Redeemed			(1,457,981)	(24,202,166)
Redemptions-merger			(9,167,924)	(156,751,820)

Net increase (decrease)			(10,154,087)	$(173,007,232)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class A*
Sold	278,771	$5,146,338	181,606	$3,338,659
Issued as reinvestment of dividends	-	-	216	3,797
Redeemed	(24,089)	(446,734)	-	-

Net increase (decrease)	254,682	$4,699,604	181,822	$3,342,456

S&P 500 Index Fund Class R4
Sold	4,210,791	$77,369,413	4,939,611	$86,075,620
Issued as reinvestment of dividends	-	-	1,069,986	18,863,853
Redeemed	(2,938,922)	(54,177,428)	(7,986,542)	(141,390,149)

Net increase (decrease)	1,271,869	$23,191,985	(1,976,945)	$(36,450,676)

S&P 500 Index Fund Class R3
Sold	853,847	$15,693,833	94,950	$1,680,895
Issued as reinvestment of dividends	-	-	11,779	205,539
Redeemed	(37,247)	(688,035)	(197,798)	(3,552,477)

Net increase (decrease)	816,600	$15,005,798	(91,069)	$(1,666,043)

Focused Value Fund Class I
Sold	2,774,977	$63,342,253	2,959,862	$70,759,031
Issued as reinvestment of dividends	-	-	1,319,420	29,283,066
Redeemed	(1,013,941)	(23,041,407)	(1,633,311)	(38,578,137)

Net increase (decrease)	1,761,036	$40,300,846	2,645,971	$61,463,960

Focused Value Fund Class R5
Sold	405,708	$9,110,910	2,212,211	$53,299,969
Issued as reinvestment of dividends	-	-	1,993,602	44,464,918
Redeemed	(3,043,061)	(69,650,233)	(2,920,057)	(68,731,101)

Net increase (decrease)	(2,637,353)	$(60,539,323)	1,285,756	$29,033,786

Focused Value Fund Service Class
Sold	263,804	$5,893,327	1,123,541	$26,831,292
Issued as reinvestment of dividends	-	-	607,080	13,377,310
Redeemed	(475,505)	(10,478,644)	(1,608,468)	(37,541,420)

Net increase (decrease)	(211,701)	$(4,585,317)	122,153	$2,667,182

Focused Value Fund Administrative Class
Sold	527,567	$11,639,668	1,179,417	$27,632,533
Issued as reinvestment of dividends	-	-	709,989	15,552,785
Redeemed	(447,770)	(9,963,927)	(1,457,633)	(34,171,997)

Net increase (decrease)	79,797	$1,675,741	431,773	$9,013,321

Focused Value Fund Class A
Sold	460,387	$9,858,008	1,140,675	$25,757,217
Issued as reinvestment of dividends	-	-	1,409,894	30,021,703
Redeemed	(908,831)	(19,651,265)	(1,801,589)	(41,039,845)

Net increase (decrease)	(448,444)	$(9,793,257)	748,980	$14,739,075

Focused Value Fund Class R4*
Sold	64,596	$1,374,225	4,499	$100,105
Issued as reinvestment of dividends	-	-	726	15,429
Redeemed	(1,383)	(30,457)	- +	(4)

Net increase (decrease)	63,213	$1,343,768	5,225	$115,530

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Focused Value Fund Class R3
Sold	46,968	$983,476	10,930	$239,546
Issued as reinvestment of dividends	-	-	4,701	96,559
Redeemed	(6,688)	(141,757)	(14,745)	(329,618)

Net increase (decrease)	40,280	$841,719	886	$6,487

Fundamental Growth Fund Class I*
Sold	1,724,220	$14,335,036	11,000,743	$94,182,688
Issued as reinvestment of dividends	-	-	1,266,055	10,181,561
Redeemed	(1,631,357)	(13,783,078)	(1,707,430)	(14,926,140)

Net increase (decrease)	92,863	$551,958	10,559,368	$89,438,109

Fundamental Growth Fund Class R5
Sold	85,459	$712,891	936,174	$7,936,420
Issued as reinvestment of dividends	-	-	305,142	2,460,188
Redeemed	(207,217)	(1,739,222)	(8,993,364)	(76,816,211)

Net increase (decrease)	(121,758)	$(1,026,331)	(7,752,048)	$(66,419,603)

Fundamental Growth Fund Service Class
Sold	34,478	$285,646	182,881	$1,533,069
Issued as reinvestment of dividends	-	-	102,126	811,176
Redeemed	(154,398)	(1,282,169)	(168,157)	(1,420,613)

Net increase (decrease)	(119,920)	$(996,523)	116,850	$923,632

Fundamental Growth Fund Administrative Class
Sold	275,543	$2,229,335	429,271	$3,599,551
Issued as reinvestment of dividends	-	-	179,970	1,405,019
Redeemed	(103,714)	(851,300)	(731,559)	(6,051,325)

Net increase (decrease)	171,829	$1,378,035	(122,318)	$(1,046,755)

Fundamental Growth Fund Class A
Sold	208,034	$1,623,275	588,039	$4,683,491
Issued as reinvestment of dividends	-	-	380,934	2,879,218
Redeemed	(824,395)	(6,487,797)	(840,876)	(6,834,024)

Net increase (decrease)	(616,361)	$(4,864,522)	128,097	$728,685

Fundamental Growth Fund Class R4*
Sold	12	$100	12,591	$100,105
Issued as reinvestment of dividends	-	-	1,787	13,481
Redeemed	-	-	- +	(4)

Net increase (decrease)	12	$100	14,378	$113,582

Fundamental Growth Fund Class R3
Sold	26,788	$200,540	19,699	$153,507
Issued as reinvestment of dividends	-	-	4,521	32,814
Redeemed	-	-	(45,708)	(341,723)

Net increase (decrease)	26,788	$200,540	(21,488)	$(155,402)

Blue Chip Growth Fund Class I*
Sold	3,087,418	$55,328,762	15,826,162	$278,717,462
Issued as reinvestment of dividends	-	-	1,084,756	18,256,444
Redeemed	(1,109,790)	(20,312,339)	(1,324,507)	(23,460,463)

Net increase (decrease)	1,977,628	$35,016,423	15,586,411	$273,513,443

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R5
Sold	1,283,728	$23,203,960	13,966,347	$237,511,545
Issued as reinvestment of dividends	-	-	2,244,422	37,728,727
Redeemed	(5,303,652)	(96,830,017)	(14,766,902)	(257,263,758)

Net increase (decrease)	(4,019,924)	$(73,626,057)	1,443,867	$17,976,514

Blue Chip Growth Fund Service Class
Sold	3,227,551	$58,754,355	1,201,709	$20,533,484
Issued as reinvestment of dividends	-	-	654,157	10,930,968
Redeemed	(1,248,743)	(22,427,900)	(3,823,221)	(66,915,590)

Net increase (decrease)	1,978,808	$36,326,455	(1,967,355)	$(35,451,138)

Blue Chip Growth Fund Administrative Class
Sold	1,238,935	$21,826,016	2,797,805	$47,462,078
Issued as reinvestment of dividends	-	-	1,104,412	18,266,974
Redeemed	(2,921,978)	(52,612,380)	(2,926,568)	(49,879,617)

Net increase (decrease)	(1,683,043)	$(30,786,364)	975,649	$15,849,435

Blue Chip Growth Fund Class A
Sold	654,489	$11,254,455	1,435,111	$23,726,637
Issued as reinvestment of dividends	-	-	710,681	11,392,210
Redeemed	(976,240)	(16,790,099)	(3,784,449)	(62,211,123)

Net increase (decrease)	(321,751)	$(5,535,644)	(1,638,657)	$(27,092,276)

Blue Chip Growth Fund Class R4*
Sold	1,129,326	$19,820,425	43,785	$772,937
Issued as reinvestment of dividends	-	-	3,387	54,367
Redeemed	(26,911)	(470,616)	(2)	(30)

Net increase (decrease)	1,102,415	$19,349,809	47,170	$827,274

Blue Chip Growth Fund Class R3
Sold	73,390	$1,224,809	52,019	$786,953
Issued as reinvestment of dividends	-	-	5,002	76,884
Redeemed	(834)	(13,986)	(61,524)	(967,817)

Net increase (decrease)	72,556	$1,210,823	(4,503)	$(103,980)

Growth Opportunities Fund Class I
Sold	12,988,544	$155,975,760	15,383,010	$179,452,094
Issued as reinvestment of dividends	-	-	1,574,099	18,343,315
Redeemed	(3,240,245)	(39,639,818)	(3,102,295)	(36,629,897)

Net increase (decrease)	9,748,299	$116,335,942	13,854,814	$161,165,512

Growth Opportunities Fund Class R5
Sold	1,475,799	$17,717,346	3,770,649	$44,509,774
Issued as reinvestment of dividends	-	-	1,383,377	16,052,750
Redeemed	(6,084,709)	(72,927,287)	(11,999,938)	(140,501,582)

Net increase (decrease)	(4,608,910)	$(55,209,941)	(6,845,912)	$(79,939,058)

Growth Opportunities Fund Service Class
Sold	1,749,523	$20,636,086	6,568,226	$73,875,210
Issued as reinvestment of dividends	-	-	830,060	9,465,425
Redeemed	(1,490,721)	(17,637,468)	(1,395,197)	(15,953,684)

Net increase (decrease)	258,802	$2,998,618	6,003,089	$67,386,951

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Growth Opportunities Fund Administrative Class
Sold	1,381,915	$15,879,321	4,201,422	$47,493,854
Issued as reinvestment of dividends	-	-	807,443	8,996,527
Redeemed	(4,370,124)	(49,087,330)	(2,142,511)	(23,789,962)

Net increase (decrease)	(2,988,209)	$(33,208,009)	2,866,354	$32,700,419

Growth Opportunities Fund Class A
Sold	1,312,315	$14,190,501	2,729,944	$29,479,935
Issued as reinvestment of dividends	-	-	1,087,780	11,605,518
Redeemed	(1,976,832)	(21,988,721)	(3,340,778)	(36,141,174)

Net increase (decrease)	(664,517)	$(7,798,220)	476,946	$4,944,279

Growth Opportunities Fund Class R4*
Sold	105,827	$1,170,207	9,470	$100,105
Issued as reinvestment of dividends	-	-	660	7,042
Redeemed	(11,265)	(127,867)	- +	(4)

Net increase (decrease)	94,562	$1,042,340	10,130	$107,143

Growth Opportunities Fund Class R3
Sold	28,843	$303,909	9,264	$93,791
Issued as reinvestment of dividends	-	-	297	3,016
Redeemed	(3,394)	(36,102)	(172)	(1,852)

Net increase (decrease)	25,449	$267,807	9,389	$94,955

Mid-Cap Value Fund Class I
Sold	2,004,906	$30,710,349	5,107,947	$78,295,165
Issued as reinvestment of dividends	-	-	232,903	3,409,347
Redeemed	(1,120,134)	(17,385,936)	(1,233,919)	(18,822,248)

Net increase (decrease)	884,772	$13,324,413	4,106,931	$62,882,264

Mid-Cap Value Fund Class R5
Sold	149,090	$2,272,098	557,851	$8,455,919
Issued as reinvestment of dividends	-	-	31,721	467,641
Redeemed	(222,990)	(3,404,598)	(4,962,038)	(75,648,879)

Net increase (decrease)	(73,900)	$(1,132,500)	(4,372,466)	$(66,725,319)

Mid-Cap Value Fund Service Class
Sold	6,437	$99,864	259,718	$3,815,460
Issued as reinvestment of dividends	-	-	8,071	118,452
Redeemed	(130,191)	(2,027,243)	(114,313)	(1,731,914)

Net increase (decrease)	(123,754)	$(1,927,379)	153,476	$2,201,998

Mid-Cap Value Fund Administrative Class
Sold	14,098	$220,523	43,178	$662,050
Issued as reinvestment of dividends	-	-	1,676	24,791
Redeemed	(34,352)	(529,952)	(258,124)	(3,815,002)

Net increase (decrease)	(20,254)	$(309,429)	(213,270)	$(3,128,161)

Mid-Cap Value Fund Class A
Sold	11,520	$178,174	89,166	$1,331,325
Issued as reinvestment of dividends	-	-	7,974	116,959
Redeemed	(148,765)	(2,318,598)	(134,702)	(2,040,468)

Net increase (decrease)	(137,245)	$(2,140,424)	(37,562)	$(592,184)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Mid-Cap Value Fund Class R4*
Sold	7	$100	6,668	$100,106
Issued as reinvestment of dividends	-	-	161	2,351
Redeemed	-	-	- +	(4)

Net increase (decrease)	7	$100	6,829	$102,453

Mid-Cap Value Fund Class R3
Sold	195	$2,994	578	$8,687
Issued as reinvestment of dividends	-	-	138	2,017
Redeemed	(834)	(12,842)	(254)	(3,894)

Net increase (decrease)	(639)	$(9,848)	462	$6,810

Small Cap Value Equity Fund Class I*
Sold	803,463	$12,908,957	4,578,495	$69,867,656
Issued as reinvestment of dividends	-	-	27,368	410,790
Redeemed	(422,857)	(6,844,405)	(764,448)	(11,543,349)

Net increase (decrease)	380,606	$6,064,552	3,841,415	$58,735,097

Small Cap Value Equity Fund Class R5
Sold	257,579	$4,123,223	821,569	$12,258,579
Issued as reinvestment of dividends	-	-	37,367	561,623
Redeemed	(368,318)	(6,013,330)	(3,910,279)	(59,777,640)

Net increase (decrease)	(110,739)	$(1,890,107)	(3,051,343)	$(46,957,438)

Small Cap Value Equity Fund Service Class
Sold	144,438	$2,293,197	68,762	$1,003,370
Issued as reinvestment of dividends	-	-	218	3,287
Redeemed	(10,674)	(172,394)	(328,514)	(4,936,520)

Net increase (decrease)	133,764	$2,120,803	(259,534)	$(3,929,863)

Small Cap Value Equity Fund Administrative Class
Sold	156,766	$2,515,905	46,458	$689,385
Issued as reinvestment of dividends	-	-	958	14,370
Redeemed	(79,121)	(1,313,124)	(99,293)	(1,479,025)

Net increase (decrease)	77,645	$1,202,781	(51,877)	$(775,270)

Small Cap Value Equity Fund Class A
Sold	94,172	$1,519,908	76,932	$1,140,711
Issued as reinvestment of dividends	-	-	677	10,138
Redeemed	(58,793)	(931,707)	(104,823)	(1,547,251)

Net increase (decrease)	35,379	$588,201	(27,214)	$(396,402)

Small Cap Value Equity Fund Class R4*
Sold	7	$100	6,664	$100,105
Issued as reinvestment of dividends	-	-	25	374
Redeemed	-	-	- +	(4)

Net increase (decrease)	7	$100	6,689	$100,475

Small Cap Value Equity Fund Class R3*
Sold	11	$174	6,657	$100,002
Issued as reinvestment of dividends	-	-	13	187
Redeemed	-	-	- +	(2)

Net increase (decrease)	11	$174	6,670	$100,187

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Small Company Value Fund Class I
Sold	733,488	$10,595,940	1,827,234	$29,756,367
Issued as reinvestment of dividends	-	-	1,438,057	19,910,627
Redeemed	(924,550)	(13,327,489)	(1,754,954)	(28,559,990)

Net increase (decrease)	(191,062)	$(2,731,549)	1,510,337	$21,107,004

Small Company Value Fund Class R5
Sold	184,247	$2,644,082	1,017,860	$16,761,642
Issued as reinvestment of dividends	-	-	2,239,865	31,154,942
Redeemed	(2,208,125)	(31,992,770)	(4,269,944)	(71,440,100)

Net increase (decrease)	(2,023,878)	$(29,348,688)	(1,012,219)	$(23,523,516)

Small Company Value Fund Service Class
Sold	89,164	$1,294,356	561,088	$9,174,062
Issued as reinvestment of dividends	-	-	411,998	5,708,369
Redeemed	(1,387,337)	(20,200,612)	(1,084,179)	(17,628,320)

Net increase (decrease)	(1,298,173)	$(18,906,256)	(111,093)	$(2,745,889)

Small Company Value Fund Administrative Class
Sold	94,101	$1,342,326	388,906	$6,337,834
Issued as reinvestment of dividends	-	-	277,700	3,813,989
Redeemed	(305,862)	(4,360,207)	(1,156,543)	(18,669,429)

Net increase (decrease)	(211,761)	$(3,017,881)	(489,937)	$(8,517,606)

Small Company Value Fund Class A
Sold	79,862	$1,104,209	195,593	$3,089,638
Issued as reinvestment of dividends	-	-	514,007	6,917,804
Redeemed	(513,924)	(7,200,269)	(1,301,329)	(20,357,321)

Net increase (decrease)	(434,062)	$(6,096,060)	(591,729)	$(10,349,879)

Small Company Value Fund Class R4*
Sold	7	$100	6,153	$100,100
Issued as reinvestment of dividends	-	-	1,156	15,463
Redeemed	-	-	-	-

Net increase (decrease)	7	$100	7,309	$115,563

Small Company Value Fund Class R3
Sold	324	$4,217	994	$14,998
Issued as reinvestment of dividends	-	-	2,063	26,603
Redeemed	(1,723)	(23,379)	(9,726)	(135,815)

Net increase (decrease)	(1,399)	$(19,162)	(6,669)	$(94,214)

S&P Mid Cap Index Fund Class I
Sold	2,218,268	$29,948,537	4,865,632	$62,508,918
Issued as reinvestment of dividends	-	-	443,356	5,601,604
Redeemed	(1,873,865)	(25,621,658)	(1,788,217)	(23,223,691)

Net increase (decrease)	344,403	$4,326,879	3,520,771	$44,886,831

S&P Mid Cap Index Fund Class R5
Sold	411,243	$5,606,391	441,605	$5,760,583
Issued as reinvestment of dividends	-	-	16,103	202,481
Redeemed	(36,767)	(502,229)	(500,577)	(6,440,896)

Net increase (decrease)	374,476	$5,104,162	(42,869)	$(477,832)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

S&P Mid Cap Index Fund Service Class
Sold	461,369	$6,236,457	781,222	$10,189,485
Issued as reinvestment of dividends	-	-	36,382	456,050
Redeemed	(138,103)	(1,868,919)	(118,798)	(1,522,099)

Net increase (decrease)	323,266	$4,367,538	698,806	$9,123,436

S&P Mid Cap Index Fund Administrative Class**
Sold	785,961	$10,517,580	2,094,656	$27,235,166
Issued — merger	-	-	820,869	10,498,909
Issued as reinvestment of dividends	-	-	121,693	1,529,901
Redeemed	(227,887)	(3,044,801)	(772,420)	(9,567,914)

Net increase (decrease)	558,074	$7,472,779	2,264,798	$29,696,062

S&P Mid Cap Index Fund Class L**
Sold			129,514	$1,609,378
Issued as reinvestment of dividends			-	-
Redeemed			(91,804)	(1,152,071)
Redemptions-merger			(822,022)	(10,498,909)

Net increase (decrease)			(784,312)	$(10,041,602)

S&P Mid Cap Index Fund Class A
Sold	575,539	$7,617,789	1,646,529	$21,078,704
Issued as reinvestment of dividends	-	-	77,453	974,088
Redeemed	(297,812)	(3,966,619)	(243,502)	(3,113,435)

Net increase (decrease)	277,727	$3,651,170	1,480,480	$18,939,357

S&P Mid Cap Index Fund Class R4*
Sold	995,468	$13,575,469	12,384	$158,744
Issued as reinvestment of dividends	-	-	345	4,339
Redeemed	(33,665)	(459,460)	(2,583)	(34,357)

Net increase (decrease)	961,803	$13,116,009	10,146	$128,726

S&P Mid Cap Index Fund Class R3*
Sold	402,195	$5,455,110	10,583	$134,566
Issued as reinvestment of dividends	-	-	286	3,594
Redeemed	(18,515)	(252,238)	- +	(2)

Net increase (decrease)	383,680	$5,202,872	10,869	$138,158

Russell 2000 Small Cap Index Fund Class I
Sold	2,124,551	$26,674,297	2,967,260	$38,418,209
Issued as reinvestment of dividends	-	-	918,237	10,863,772
Redeemed	(1,442,609)	(18,199,854)	(2,824,660)	(36,721,735)

Net increase (decrease)	681,942	$8,474,443	1,060,837	$12,560,246

Russell 2000 Small Cap Index Fund Class R5
Sold	310,931	$3,904,083	301,116	$3,811,858
Issued as reinvestment of dividends	-	-	40,875	484,081
Redeemed	(31,698)	(393,603)	(978,898)	(12,841,630)

Net increase (decrease)	279,233	$3,510,480	(636,907)	$(8,545,691)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Russell 2000 Small Cap Index Fund Service Class
Sold	265,917	$3,351,356	566,910	$7,179,345
Issued as reinvestment of dividends	-	-	58,611	685,886
Redeemed	(94,365)	(1,183,221)	(167,405)	(2,118,634)

Net increase (decrease)	171,552	$2,168,135	458,116	$5,746,597

Russell 2000 Small Cap Index Fund Administrative Class**
Sold	688,683	$8,518,667	1,165,732	$15,049,179
Issued — merger	-	-	568,246	7,694,053
Issued as reinvestment of dividends	-	-	237,105	2,801,944
Redeemed	(148,250)	(1,865,527)	(438,195)	(5,450,508)

Net increase (decrease)	540,433	$6,653,140	1,532,888	$20,094,668

Russell 2000 Small Cap Index Fund Class L**
Sold			151,470	$1,967,808
Issued as reinvestment of dividends			-	-
Redeemed			(18,994)	(252,140)
Redemptions-merger			(570,377)	(7,694,053)

Net increase (decrease)			(437,901)	$(5,978,385)

Russell 2000 Small Cap Index Fund Class A
Sold	224,107	$2,748,318	971,480	$12,592,987
Issued as reinvestment of dividends	-	-	135,865	1,596,280
Redeemed	(298,222)	(3,580,163)	(267,863)	(3,451,001)

Net increase (decrease)	(74,115)	$(831,845)	839,482	$10,738,266

Russell 2000 Small Cap Index Fund Class R4*
Sold	672,346	$8,473,979	12,594	$164,043
Issued as reinvestment of dividends	-	-	1,212	14,257
Redeemed	(11,122)	(142,724)	(1,405)	(18,223)

Net increase (decrease)	661,224	$8,331,255	12,401	$160,077

Russell 2000 Small Cap Index Fund Class R3*
Sold	247,868	$3,103,544	10,426	$135,368
Issued as reinvestment of dividends	-	-	951	11,206
Redeemed	(6,113)	(76,147)	- +	(2)

Net increase (decrease)	241,755	$3,027,397	11,377	$146,572

Mid Cap Growth Equity II Fund Class I
Sold	11,393,789	$224,108,778	7,485,967	$143,812,519
Issued as reinvestment of dividends	-	-	2,417,129	43,786,734
Redeemed	(1,814,598)	(36,096,125)	(2,482,100)	(47,728,838)

Net increase (decrease)	9,579,191	$188,012,653	7,420,996	$139,870,415

Mid Cap Growth Equity II Fund Class R5
Sold	4,695,833	$93,001,130	5,660,180	$109,032,215
Issued as reinvestment of dividends	-	-	3,765,351	67,957,371
Redeemed	(8,328,192)	(162,450,543)	(4,439,917)	(84,355,158)

Net increase (decrease)	(3,632,359)	$(69,449,413)	4,985,614	$92,634,428

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Mid Cap Growth Equity II Fund Service Class
Sold	1,415,445	$27,390,997	1,932,089	$36,118,849
Issued as reinvestment of dividends	-	-	1,425,010	25,305,083
Redeemed	(2,105,775)	(41,222,851)	(4,810,810)	(90,597,474)

Net increase (decrease)	(690,330)	$(13,831,854)	(1,453,711)	$(29,173,542)

Mid Cap Growth Equity II Fund Administrative Class
Sold	1,681,812	$31,520,179	2,414,538	$44,334,771
Issued as reinvestment of dividends	-	-	2,325,776	40,024,588
Redeemed	(1,882,001)	(34,942,365)	(5,847,490)	(107,224,067)

Net increase (decrease)	(200,189)	$(3,422,186)	(1,107,176)	$(22,864,708)

Mid Cap Growth Equity II Fund Class A
Sold	965,273	$16,938,818	1,246,539	$21,682,463
Issued as reinvestment of dividends	-	-	2,235,160	36,490,476
Redeemed	(1,980,728)	(35,075,252)	(4,064,481)	(70,792,839)

Net increase (decrease)	(1,015,455)	$(18,136,434)	(582,782)	$(12,619,900)

Mid Cap Growth Equity II Fund Class R4*
Sold	247,164	$4,450,964	153,205	$2,820,147
Issued as reinvestment of dividends	-	-	17,280	278,894
Redeemed	(9,063)	(163,680)	(70)	(1,205)

Net increase (decrease)	238,101	$4,287,284	170,415	$3,097,836

Mid Cap Growth Equity II Fund Class R3
Sold	115,050	$1,946,389	45,787	$767,482
Issued as reinvestment of dividends	-	-	20,573	317,456
Redeemed	(47,743)	(808,119)	(40,501)	(660,997)

Net increase (decrease)	67,307	$1,138,270	25,859	$423,941

Small Cap Growth Equity Fund Class I
Sold	2,520,853	$42,617,109	18,600,163	$362,383,605
Issued as reinvestment of dividends	-	-	6,094,282	97,729,693
Redeemed	(1,675,842)	(28,786,170)	(5,180,570)	(96,976,985)

Net increase (decrease)	845,011	$13,830,939	19,513,875	$363,136,313

Small Cap Growth Equity Fund Class R5
Sold	515,043	$8,816,497	1,776,976	$33,356,696
Issued as reinvestment of dividends	-	-	2,517,284	40,227,761
Redeemed	(1,745,291)	(28,848,435)	(21,553,594)	(416,183,600)

Net increase (decrease)	(1,230,248)	$(20,031,938)	(17,259,334)	$(342,599,143)

Small Cap Growth Equity Fund Service Class
Sold	296,490	$4,852,504	717,979	$13,192,895
Issued as reinvestment of dividends	-	-	503,951	7,757,014
Redeemed	(394,849)	(6,498,279)	(2,877,813)	(53,697,974)

Net increase (decrease)	(98,359)	$(1,645,775)	(1,655,883)	$(32,748,065)

Small Cap Growth Equity Fund Administrative Class
Sold	452,431	$7,048,815	189,985	$3,317,177
Issued as reinvestment of dividends	-	-	422,009	6,266,247
Redeemed	(218,118)	(3,438,862)	(1,005,524)	(17,751,888)

Net increase (decrease)	234,313	$3,609,953	(393,530)	$(8,168,464)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Class A
Sold	185,674	$2,742,739	380,419	$6,352,602
Issued as reinvestment of dividends	-	-	885,377	12,281,354
Redeemed	(646,906)	(9,451,379)	(1,495,640)	(24,866,641)

Net increase (decrease)	(461,232)	$(6,708,640)	(229,844)	$(6,232,685)

Small Cap Growth Equity Fund Class R4*
Sold	14,554	$220,785	5,847	$100,100
Issued as reinvestment of dividends	-	-	1,584	21,949
Redeemed	-	-	-	-

Net increase (decrease)	14,554	$220,785	7,431	$122,049

Small Cap Growth Equity Fund Class R3
Sold	19,218	$261,237	1,621	$25,446
Issued as reinvestment of dividends	-	-	3,454	44,504
Redeemed	(1,978)	(27,793)	(32,702)	(489,967)

Net increase (decrease)	17,240	$233,444	(27,627)	$(420,017)

Small Company Growth Fund Class I*
Sold	188,106	$2,336,214	1,752,191	$22,271,089
Issued as reinvestment of dividends	-	-	117,301	1,391,573
Redeemed	(302,817)	(3,827,883)	(448,590)	(5,562,608)

Net increase (decrease)	(114,711)	$(1,491,669)	1,420,902	$18,100,054

Small Company Growth Fund Class R5
Sold	167,694	$2,121,871	455,459	$5,734,194
Issued as reinvestment of dividends	-	-	169,778	2,017,028
Redeemed	(661,918)	(8,210,962)	(2,227,722)	(28,270,385)

Net increase (decrease)	(494,224)	$(6,089,091)	(1,602,485)	$(20,519,163)

Small Company Growth Fund Service Class
Sold	8,237	$103,895	45,280	$561,532
Issued as reinvestment of dividends	-	-	24,581	289,347
Redeemed	(19,062)	(238,868)	(15,484)	(190,025)

Net increase (decrease)	(10,825)	$(134,973)	54,377	$660,854

Small Company Growth Fund Administrative Class
Sold	57,487	$701,193	66,994	$809,236
Issued as reinvestment of dividends	-	-	36,027	414,041
Redeemed	(148,259)	(1,875,260)	(134,491)	(1,624,439)

Net increase (decrease)	(90,772)	$(1,174,067)	(31,470)	$(401,162)

Small Company Growth Fund Class A
Sold	15,637	$181,665	57,147	$669,352
Issued as reinvestment of dividends	-	-	71,763	789,953
Redeemed	(54,255)	(623,162)	(163,264)	(1,871,917)

Net increase (decrease)	(38,618)	$(441,497)	(34,354)	$(412,612)

Small Company Growth Fund Class R4*
Sold	-	$-	8,426	$100,101
Issued as reinvestment of dividends	-	-	837	9,207
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	9,263	$109,308

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Small Company Growth Fund Class R3*
Sold	-	$-	8,418	$99,999
Issued as reinvestment of dividends	-	-	837	9,202
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	9,255	$109,201

Diversified International Fund Class I*
Sold	1,992,953	$14,004,937	10,117,351	$76,763,289
Issued as reinvestment of dividends	-	-	350,251	2,280,133
Redeemed	(884,403)	(6,344,495)	(1,372,315)	(10,245,288)

Net increase (decrease)	1,108,550	$7,660,442	9,095,287	$68,798,134

Diversified International Fund Class R5
Sold	269,407	$1,854,593	3,936,704	$29,540,167
Issued as reinvestment of dividends	-	-	615,418	4,012,527
Redeemed	(16,329,361)	(110,326,836)	(9,053,603)	(68,745,202)

Net increase (decrease)	(16,059,954)	$(108,472,243)	(4,501,481)	$(35,192,508)

Diversified International Fund Service Class
Sold	419	$3,037	8,313	$66,686
Issued as reinvestment of dividends	-	-	765	5,112
Redeemed	(148)	(1,100)	(24)	(180)

Net increase (decrease)	271	$1,937	9,054	$71,618

Diversified International Fund Administrative Class
Sold	197	$1,455	11,852	$96,150
Issued as reinvestment of dividends	-	-	44	301
Redeemed	(226)	(1,599)	(646)	(4,881)

Net increase (decrease)	(29)	$(144)	11,250	$91,570

Diversified International Fund Class A
Sold	46,643	$338,364	13,061	$97,847
Issued as reinvestment of dividends	-	-	1,887	12,303
Redeemed	(22,899)	(164,992)	(53,186)	(406,925)

Net increase (decrease)	23,744	$173,372	(38,238)	$(296,775)

Diversified International Fund Class R4*
Sold	14	$100	13,294	$100,100
Issued as reinvestment of dividends	-	-	482	3,132
Redeemed	-	-	-	-

Net increase (decrease)	14	$100	13,776	$103,232

Diversified International Fund Class R3*
Sold	1,849	$13,603	13,280	$100,000
Issued as reinvestment of dividends	-	-	453	2,942
Redeemed	-	-	-	-

Net increase (decrease)	1,849	$13,603	13,733	$102,942

MSCI EAFE International Index Fund Class I
Sold	4,324,693	$56,048,178	6,137,910	$83,299,937
Issued as reinvestment of dividends	-	-	748,888	8,948,685
Redeemed	(2,168,127)	(28,686,731)	(3,019,024)	(41,065,429)

Net increase (decrease)	2,156,566	$27,361,447	3,867,774	$51,183,193

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Class R5
Sold	1,023,379	$13,379,963	136,413	$1,803,724
Issued as reinvestment of dividends	-	-	12,304	147,160
Redeemed	(34,159)	(444,519)	(588,452)	(8,140,940)

Net increase (decrease)	989,220	$12,935,444	(439,735)	$(6,190,056)

MSCI EAFE International Index Fund Service Class
Sold	734,519	$9,150,286	546,496	$7,307,099
Issued as reinvestment of dividends	-	-	21,714	258,846
Redeemed	(75,228)	(970,087)	(105,069)	(1,341,693)

Net increase (decrease)	659,291	$8,180,199	463,141	$6,224,252

MSCI EAFE International Index Fund Administrative Class**
Sold	1,071,199	$13,847,943	1,337,462	$17,873,859
Issued — merger	-	-	227,690	2,996,406
Issued as reinvestment of dividends	-	-	73,835	879,118
Redeemed	(135,290)	(1,762,727)	(108,573)	(1,461,352)

Net increase (decrease)	935,909	$12,085,216	1,530,414	$20,288,031

MSCI EAFE International Index Fund Class L**
Sold			107,602	$1,427,946
Issued as reinvestment of dividends			-	-
Redeemed			(27,237)	(367,232)
Redemptions-merger			(228,251)	(2,996,406)

Net increase (decrease)			(147,886)	$(1,935,692)

MSCI EAFE International Index Fund Class A
Sold	461,838	$5,736,929	375,870	$5,008,578
Issued as reinvestment of dividends	-	-	21,587	257,338
Redeemed	(52,132)	(673,640)	(43,701)	(574,162)

Net increase (decrease)	409,706	$5,063,289	353,756	$4,691,754

MSCI EAFE International Index Fund Class R4*
Sold	373,574	$4,888,812	11,695	$156,499
Issued as reinvestment of dividends	-	-	400	4,774
Redeemed	(4,908)	(65,022)	(507)	(6,715)

Net increase (decrease)	368,666	$4,823,790	11,588	$154,558

MSCI EAFE International Index Fund Class R3*
Sold	246,335	$3,217,048	7,698	$103,687
Issued as reinvestment of dividends	-	-	286	3,406
Redeemed	(10,754)	(142,762)	- +	(2)

Net increase (decrease)	235,581	$3,074,286	7,984	$107,091

Overseas Fund Class I
Sold	10,612,198	$93,961,944	11,391,326	$101,207,044
Issued as reinvestment of dividends	-	-	782,746	6,888,163
Redeemed	(3,369,031)	(30,300,981)	(5,294,345)	(47,210,956)

Net increase (decrease)	7,243,167	$63,660,963	6,879,727	$60,884,251

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Overseas Fund Class R5
Sold	2,532,186	$22,388,217	3,882,765	$34,644,976
Issued as reinvestment of dividends	-	-	393,545	3,471,069
Redeemed	(1,172,101)	(10,425,708)	(5,611,673)	(50,399,568)

Net increase (decrease)	1,360,085	$11,962,509	(1,335,363)	$(12,283,523)

Overseas Fund Service Class
Sold	857,836	$7,560,075	1,902,013	$16,855,265
Issued as reinvestment of dividends	-	-	168,068	1,475,642
Redeemed	(433,340)	(3,765,862)	(2,129,470)	(18,580,250)

Net increase (decrease)	424,496	$3,794,213	(59,389)	$(249,343)

Overseas Fund Administrative Class
Sold	1,341,623	$11,826,019	1,255,809	$11,274,836
Issued as reinvestment of dividends	-	-	70,539	624,275
Redeemed	(341,182)	(3,042,476)	(661,936)	(5,917,512)

Net increase (decrease)	1,000,441	$8,783,543	664,412	$5,981,599

Overseas Fund Class A
Sold	984,340	$8,484,668	1,918,732	$16,599,357
Issued as reinvestment of dividends	-	-	127,572	1,104,770
Redeemed	(760,564)	(6,570,791)	(1,340,652)	(11,754,657)

Net increase (decrease)	223,776	$1,913,877	705,652	$5,949,470

Overseas Fund Class R4*
Sold	81,410	$691,166	11,376	$100,105
Issued as reinvestment of dividends	-	-	279	2,404
Redeemed	(170)	(1,479)	- +	(4)

Net increase (decrease)	81,240	$689,687	11,655	$102,505

Overseas Fund Class R3
Sold	87,254	$759,888	12,261	$102,463
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,136)	(90,839)	(73,386)	(639,471)

Net increase (decrease)	77,118	$669,049	(61,125)	$(537,008)

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 21, 2014.
+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2015, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2015, were waived for any redemptions or exchanges subject to such a charge.

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,528,037,019	$21,439,901	$(11,908,639)	$9,531,262
Strategic Bond Fund	281,483,644	4,935,183	(5,889,994)	(954,811)
Diversified Value Fund	304,216,074	77,644,109	(7,457,742)	70,186,367
Fundamental Value Fund	1,048,338,071	401,568,891	(19,100,985)	382,467,906
Large Cap Value Fund	355,465,230	59,466,621	(25,781,614)	33,685,007
S&P 500 Index Fund	2,132,756,988	1,444,985,913	(54,697,759)	1,390,288,154
Focused Value Fund	775,231,881	217,353,584	(29,600,402)	187,753,182
Fundamental Growth Fund	125,382,150	25,980,455	(2,075,508)	23,904,947
Blue Chip Growth Fund	1,172,219,432	322,753,412	(24,807,819)	297,945,593
Growth Opportunities Fund	864,186,841	302,036,106	(19,015,561)	283,020,545
Mid-Cap Value Fund	161,345,882	17,625,590	(7,465,057)	10,160,533
Small Cap Value Equity Fund	142,173,707	46,729,888	(3,224,953)	43,504,935
Small Company Value Fund	367,802,508	59,087,563	(14,524,457)	44,563,106
S&P Mid Cap Index Fund	268,667,044	40,492,509	(10,538,953)	29,953,556
Russell 2000 Small Cap Index Fund	193,438,909	29,200,053	(9,729,339)	19,470,714
Mid Cap Growth Equity II Fund	1,725,651,101	714,288,064	(19,275,753)	695,012,311
Small Cap Growth Equity Fund	855,348,769	167,514,750	(23,191,849)	144,322,901
Small Company Growth Fund	50,214,791	8,780,298	(1,763,935)	7,016,363
Diversified International Fund	80,590,890	3,874,139	(3,445,859)	428,280
MSCI EAFE International Index Fund	343,139,526	39,870,005	(13,840,518)	26,029,487
Overseas Fund	740,288,768	87,127,912	(26,326,597)	60,801,315

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2014, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Strategic Bond Fund	$-	$4,220,698	$-
Diversified Value Fund	-	27,094,798	-
Small Cap Value Equity Fund	-	6,654,264	-
Diversified International Fund	10,172,267	62,822,946	511,296
Overseas Fund	-	55,865,809	-

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2014, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Strategic Bond Fund	$1,190,827	$2,413,433

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2015, post-October capital losses:

Post-October Loss
Total Return Bond Fund	$1,199
Diversified Value Fund	58,192
Small Company Growth Fund	610,790
Diversified International Fund	1,635,164
MSCI EAFE International Index Fund	174,660
Overseas Fund	1,807,040

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2015, late year ordinary losses:

Amount
Diversified International Fund	$101,466
MSCI EAFE International Index Fund	$15,193

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2014, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Total Return Bond Fund	$43,419,932	$18,080,851	$-
Strategic Bond Fund	6,847,907	-	-
Diversified Value Fund	7,074,045	-	-
Fundamental Value Fund	24,303,383	93,031,564	-
Large Cap Value Fund	20,586,862	46,291,048	-
S&P 500 Index Fund	58,527,964	66,306,524	-
Focused Value Fund	16,091,749	116,721,388	-
Fundamental Growth Fund	2,647,966	15,135,491	-
Blue Chip Growth Fund	-	96,706,574	-
Growth Opportunities Fund	-	64,479,598	-
Mid-Cap Value Fund	1,738,539	2,403,019	-
Small Cap Value Equity Fund	1,000,769	-	-
Small Company Value Fund	8,733,692	58,814,140	-
S&P Mid Cap Index Fund	3,955,810	4,816,247	-
Russell 2000 Small Cap Index Fund	3,351,515	13,105,911	-
Mid Cap Growth Equity II Fund	15,099,706	199,060,904	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Small Cap Growth Equity Fund	$32,241,048	$132,087,481	$-
Small Company Growth Fund	2,664,505	2,255,864	-
Diversified International Fund	6,319,289	-	-
MSCI EAFE International Index Fund	7,851,627	2,647,700	-
Overseas Fund	13,566,370	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2014:

Amount
Diversified International Fund	$220,264
MSCI EAFE International Index Fund	266,184
Overseas Fund	792,588

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2014, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,318,712	$-	$(260,952)	$14,041,377
Strategic Bond Fund	72,595	(7,824,958)	(55,767)	3,473,556
Diversified Value Fund	1,162,685	(27,094,798)	(158,420)	84,453,901
Fundamental Value Fund	310,833	40,364,300	(327,515)	483,627,042
Large Cap Value Fund	152,308	2,052,729	(219,707)	45,615,979
S&P 500 Index Fund	827,646	9,801,788	(632,431)	1,386,338,782
Focused Value Fund	-	10,679,655	(200,849)	280,810,390
Fundamental Growth Fund	-	560,079	(21,255)	27,676,564
Blue Chip Growth Fund	-	12,808,088	(246,348)	425,904,054
Growth Opportunities Fund	-	25,571,833	(142,472)	321,459,665
Mid-Cap Value Fund	-	1,730,431	(36,305)	18,124,534
Small Cap Value Equity Fund	131,421	(6,654,264)	(30,562)	45,578,402
Small Company Value Fund	-	5,826,376	(143,777)	102,725,739
S&P Mid Cap Index Fund	175,797	826,695	(11,732)	30,429,274
Russell 2000 Small Cap Index Fund	40,794	112,935	(9,525)	17,650,421
Mid Cap Growth Equity II Fund	-	17,936,086	(405,351)	648,513,297
Small Cap Growth Equity Fund	-	12,843,342	(201,359)	134,891,011
Small Company Growth Fund	-	-	(633,329)	5,897,692
Diversified International Fund	-	(73,506,509)	(1,776,867)	(5,592,857)
MSCI EAFE International Index Fund	-	-	(205,515)	16,212,528
Overseas Fund	15,424,845	(55,865,809)	(1,992,283)	32,377,670

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits at June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Financial Statements (Unaudited) (Continued)

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2015, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective July 7, 2015, OFI Global Institutional, Inc. replaced Montibus Capital Management LLC as a co-subadviser to the Small Cap Growth Equity Fund.

11.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Small Company Growth Fund will be dissolved. Effective on or about September 28, 2015 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2015, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Total Return Bond Fund, Strategic Bond Fund, Diversified Value Fund, Fundamental Value Fund, Large Cap Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Blue Chip Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its

Other Information (Unaudited) (Continued)

teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2014. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of eight of the Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods (or for the most recent one-year period, where a Fund did not yet have a three-year period of performance). These Funds included the Diversified Value Fund, Fundamental Value Fund, Focused Value Fund, S&P 500 Index Fund, S&P Mid Cap Index Fund, Mid Cap Growth Equity II Fund, Small Cap Value Equity Fund, and Small Cap Growth Equity Fund. The Committee also considered that the Fundamental Growth Fund and Small Company Growth Fund each had expenses in the first quartile, and had performance that improved from the three-year period to the one-year period from the third comparative quartile to the second quartile. The Committee determined that further inquiry was not required in light of the improvement in each Fund’s performance. The Committee noted that the advisory fee breakpoints of each of the Fundamental Value Fund, Mid Cap Growth Equity II Fund, and Small Cap Growth Equity Fund had been revised in the past year.

The Committee considered information regarding the Strategic Bond Fund and Growth Opportunities Fund, each of which had achieved favorable investment performance in recent periods compared to their performance categories, but that had experienced relatively high total net expense ratios:

•	Strategic Bond Fund – The Committee considered MML Advisers’ statements that the Fund has delivered quite favorable long-term investment performance, and that, although the Fund’s total net expense ratio is 8 basis points above the Fund’s peer group median, the Fund’s advisory fee is nonetheless below the peer group median. The Committee also considered that the Fund’s advisory fee breakpoints had been revised in the past year.

•	Growth Opportunities Fund – The Committee considered that the Fund had achieved quite favorable three-year comparative performance (8th percentile), and second-quartile performance for the one-year period (47th percentile). The Committee noted that the Fund’s total net expense ratio is only 3 basis points above the peer median, and that its advisory fee is one basis point above the peer median. The Committee also considered that the Fund’s advisory fee breakpoints had been revised in the past year.

The Committee considered information regarding the Funds that had underperformed in recent periods compared to their peers. The Committee considered that each of the Funds had relatively favorable expenses, first or second quartile, but had achieved unfavorable relative performance.

•	Total Return Bond Fund – The Committee noted that, although the Fund’s comparative performance over the three-year period has been at the 50th percentile, performance for the one-year period has been at the 82nd percentile. MML Advisers noted that Metropolitan West Asset Management, LLC (“MetWest”) had replaced Pacific Investment Management Company LLC as the subadviser to the Fund in October 2014, and that MML Advisers was confident in the ability of MetWest to deliver improved returns.

•	Blue Chip Growth Fund – The Committee considered that, although the Fund had achieved three-year performance in the first comparative decile (8th percentile), it had experienced one-year performance at the 62nd percentile. The Trustees noted that, although MML Advisers remains confident in the Fund’s long-term subadviser, a second subadviser had been appointed in January 2015, and that MML Advisers remains highly confident in the ability of the Fund to deliver strong long-term returns over time.

•	Large Cap Value Fund – The Committee considered that the Fund had experienced fourth quartile comparative performance for the one- and three-year periods (94th and 87th percentiles, respectively), and noted MML Advisers’ statement that the recent underperformance was principally due to one of the Fund’s subadvisers. MML Advisers reported that it remains confident in the subadviser at issue, although it has placed the Fund under review due to its recent underperformance. The Committee noted that the Fund’s advisory fee breakpoints had been revised in the past year.

Other Information (Unaudited) (Continued)

•	Mid-Cap Value Fund – The Committee considered that the Fund has experienced fourth quartile comparative performance in the one- and three-year periods (81st and 77th percentiles, respectively). The Committee considered MML Advisers’ statements that significant underperformance in 2014 was the result of both poor stock selection and unfavorable positioning of the Fund, and that the Fund’s below average return profile over last several years is prompting a reevaluation of the current structure and subadvisers during 2015.

•	Diversified International Fund – The Committee considered that the Fund has experienced fourth- and third-quartile comparative performance for the one- and three-year periods (94th and 74th percentiles, respectively). The Trustees considered MML Advisers’ statement that, despite the recent substantial one-year underperformance, MML Advisers remains confident in the subadviser’s ability to deliver excess returns over time. The Committee noted that the Fund’s advisory fee breakpoints had been revised in the past year.

The Committee considered information regarding the Funds that had underperformed in recent periods compared to their peers, and that had expenses in the third comparative quartile.

•	Small Company Value Fund – The Committee considered that the Fund experienced third-quartile comparative performance in the one- and three-year periods (52nd and 68th percentiles, respectively). MML Advisers noted that the subadvisers’ relatively conservative management styles have been out of favor in the current market environment, and that the Fund had recently replaced one of the Fund’s three subadvisers in January 2015. The Committee noted that the Fund’s total net expenses were 2 basis points above the peer group median, and that the Fund’s advisory fee was at the 71st percentile.

•	Russell 2000 Small Cap Index Fund and MSCI EAFE International Index Fund – The Committee considered MML Advisers’ statement that each Fund provides investors a relatively low-cost index-based option in its respective investment discipline, and that each Fund’s index tracking error after expenses is well within an acceptable range. The Committee noted that the Russell 2000 Small Cap Index Fund’s advisory fee was 5 basis points below its peer group median and the MSCI EAFE International Index Fund’s advisory fee was only 1 basis point above its peer group median, and that each Fund did not yet have three-year performance history.

•	Overseas Fund – The Committee considered that, although the Fund has achieved three-year performance in the first comparative quartile (25th percentile), it experienced third-quartile performance (75th percentile) in the one-year period. The Committee considered MML Advisers’ continued confidence in the Fund’s three subadvisers in light of their strong long-term performance. The Committee considered that the Fund’s total net expenses are at the 70th percentile, although the Fund’s advisory fee is at the peer group median. The Committee noted that the Fund’s advisory fee breakpoints had been revised in the past year.

At the May meeting, MML Advisers proposed new management fee breakpoints for the Fundamental Growth Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund. MML Advisers also proposed a change in the contractual subadvisory fee for the Fundamental Growth Fund.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the

Other Information (Unaudited) (Continued)

investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

The amendments to the advisory agreements for the Fundamental Growth Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund and the subadvisory agreement for the Fundamental Growth Fund each became effective on June 1, 2015.

At a special telephonic meeting in June 2015, the Trustees approved an interim subadvisory agreement (“Interim Subadvisory Agreement”) with OFI Global Institutional, Inc. (“OFI Global”) for the Small Cap Growth Equity Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Interim Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the Interim Subadvisory Agreement, the Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) OFI Global and its respective personnel with responsibilities for providing services to the Small Cap Growth Equity Fund; (ii) the terms of the Interim Subadvisory Agreement; (iii) the scope and quality of services that OFI Global will provide under the Interim Subadvisory Agreement; (iv) the historical investment performance track record of OFI Global; and (v) the fees payable to OFI Global by MML Advisers for the Small Cap Growth Equity Fund and the effect of such fees on the profitability to MML Advisers.

The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Interim Subadvisory Agreement; (ii) MML Advisers’ projected levels of profitability due to the Interim Subadvisory Agreement were not excessive and the subadvisory fee amounts under the Interim Subadvisory Agreement are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of OFI Global appear well suited to the Small Cap Growth Equity Fund, given its investment objectives and policies; and (iv) the terms of the Interim Subadvisory Agreement are fair and reasonable with respect to the Small Cap Growth Equity Fund and are in the best interests of the Small Cap Growth Equity Fund’s shareholders. After carefully considering the information summarized above, the Trustees unanimously voted to approve the Interim Subadvisory Agreement.

The Interim Subadvisory Agreement became effective on July 7, 2015.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2015:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.34%	$1,001.00	$1.69	$1,023.10	$1.71
Class R5	1,000	0.44%	1,001.00	2.18	1,022.60	2.21
Service Class	1,000	0.54%	1,000.00	2.68	1,022.10	2.71
Administrative Class	1,000	0.64%	999.00	3.17	1,021.60	3.21
Class A	1,000	0.89%	999.00	4.41	1,020.40	4.46
Class R4	1,000	0.79%	999.00	3.92	1,020.90	3.96
Class R3	1,000	1.04%	998.00	5.15	1,019.60	5.21
Strategic Bond Fund
Class I	1,000	0.48%	1,001.00	2.38	1,022.40	2.41
Class R5	1,000	0.58%	1,000.00	2.88	1,021.90	2.91
Service Class	1,000	0.68%	999.00	3.37	1,021.40	3.41
Administrative Class	1,000	0.78%	1,000.00	3.87	1,020.90	3.91
Class A	1,000	1.03%	998.00	5.10	1,019.70	5.16
Class R4	1,000	0.93%	999.00	4.61	1,020.20	4.66
Class R3	1,000	1.18%	998.00	5.85	1,018.90	5.91

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class I	$1,000	0.58%	$1,004.00	$2.88	$1,021.90	$2.91
Class R5	1,000	0.68%	1,003.40	3.38	1,021.40	3.41
Service Class	1,000	0.78%	1,002.70	3.87	1,020.90	3.91
Administrative Class	1,000	0.88%	1,003.30	4.37	1,020.40	4.41
Class A	1,000	1.13%	1,001.30	5.61	1,019.20	5.66
Class R4	1,000	1.03%	1,002.00	5.11	1,019.70	5.16
Class R3	1,000	1.28%	1,001.30	6.35	1,018.40	6.41
Fundamental Value Fund
Class I	1,000	0.63%	1,009.30	3.14	1,021.70	3.16
Class R5	1,000	0.73%	1,009.30	3.64	1,021.20	3.66
Service Class	1,000	0.83%	1,008.60	4.13	1,020.70	4.16
Administrative Class	1,000	0.93%	1,007.80	4.63	1,020.20	4.66
Class A	1,000	1.18%	1,007.20	5.87	1,018.90	5.91
Class R4	1,000	1.08%	1,007.20	5.37	1,019.40	5.41
Class R3	1,000	1.33%	1,006.50	6.62	1,018.20	6.66
Large Cap Value Fund
Class I	1,000	0.63%	998.80	3.12	1,021.70	3.16
Class R5	1,000	0.73%	998.80	3.62	1,021.20	3.66
Service Class	1,000	0.83%	998.80	4.11	1,020.70	4.16
Administrative Class	1,000	0.93%	998.80	4.61	1,020.20	4.66
Class A	1,000	1.18%	997.60	5.84	1,018.90	5.91
Class R4	1,000	1.08%	996.40	5.35	1,019.40	5.41
Class R3	1,000	1.33%	995.10	6.58	1,018.20	6.66
S&P 500 Index Fund
Class I	1,000	0.12%	1,011.90	0.60	1,024.20	0.60
Class R5	1,000	0.22%	1,011.30	1.10	1,023.70	1.10
Service Class	1,000	0.37%	1,010.80	1.84	1,023.00	1.86
Administrative Class	1,000	0.47%	1,009.80	2.34	1,022.50	2.36
Class A	1,000	0.72%	1,008.80	3.59	1,021.20	3.61
Class R4	1,000	0.62%	1,009.30	3.09	1,021.70	3.11
Class R3	1,000	0.87%	1,008.30	4.33	1,020.50	4.36
Focused Value Fund
Class I	1,000	0.73%	994.70	3.61	1,021.20	3.66
Class R5	1,000	0.83%	994.30	4.10	1,020.70	4.16
Service Class	1,000	0.93%	993.80	4.60	1,020.20	4.66
Administrative Class	1,000	1.03%	993.30	5.09	1,019.70	5.16
Class A	1,000	1.28%	992.60	6.32	1,018.40	6.41
Class R4	1,000	1.18%	992.60	5.83	1,018.90	5.91
Class R3	1,000	1.43%	991.90	7.06	1,017.70	7.15
Fundamental Growth Fund
Class I	1,000	0.70%	1,028.10	3.52	1,021.30	3.51
Class R5	1,000	0.80%	1,026.80	4.02	1,020.80	4.01
Service Class	1,000	0.90%	1,027.30	4.52	1,020.30	4.51
Administrative Class	1,000	1.00%	1,026.50	5.02	1,019.80	5.01
Class A	1,000	1.25%	1,024.70	6.28	1,018.60	6.26
Class R4	1,000	1.15%	1,026.10	5.78	1,019.10	5.76
Class R3	1,000	1.40%	1,023.00	7.02	1,017.90	7.00

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Class I	$1,000	0.67%	$1,053.90	$3.41	$1,021.50	$3.36
Class R5	1,000	0.77%	1,052.80	3.92	1,021.00	3.86
Service Class	1,000	0.87%	1,052.60	4.43	1,020.50	4.36
Administrative Class	1,000	0.97%	1,052.50	4.94	1,020.00	4.86
Class A	1,000	1.22%	1,051.20	6.20	1,018.70	6.11
Class R4	1,000	1.12%	1,051.70	5.70	1,019.20	5.61
Class R3	1,000	1.37%	1,050.80	6.97	1,018.00	6.85
Growth Opportunities Fund
Class I	1,000	0.73%	1,023.50	3.66	1,021.20	3.66
Class R5	1,000	0.83%	1,022.80	4.16	1,020.70	4.16
Service Class	1,000	0.93%	1,022.30	4.66	1,020.20	4.66
Administrative Class	1,000	1.03%	1,022.00	5.16	1,019.70	5.16
Class A	1,000	1.28%	1,020.20	6.41	1,018.40	6.41
Class R4	1,000	1.18%	1,022.10	5.92	1,018.90	5.91
Class R3	1,000	1.43%	1,020.30	7.16	1,017.70	7.15
Mid-Cap Value Fund
Class I	1,000	0.80%	1,003.30	3.97	1,020.80	4.01
Class R5	1,000	0.90%	1,002.60	4.47	1,020.30	4.51
Service Class	1,000	1.00%	1,002.00	4.96	1,019.80	5.01
Administrative Class	1,000	1.10%	1,001.30	5.46	1,019.30	5.51
Class A	1,000	1.35%	1,000.00	6.69	1,018.10	6.76
Class R4	1,000	1.25%	1,000.70	6.20	1,018.60	6.26
Class R3	1,000	1.50%	999.30	7.44	1,017.40	7.50
Small Cap Value Equity Fund
Class I	1,000	0.80%	1,033.60	4.03	1,020.80	4.01
Class R5	1,000	0.90%	1,033.60	4.54	1,020.30	4.51
Service Class	1,000	1.00%	1,032.90	5.04	1,019.80	5.01
Administrative Class	1,000	1.10%	1,032.40	5.54	1,019.30	5.51
Class A	1,000	1.35%	1,031.20	6.80	1,018.10	6.76
Class R4	1,000	1.25%	1,031.20	6.30	1,018.60	6.26
Class R3	1,000	1.50%	1,030.00	7.55	1,017.40	7.50
Small Company Value Fund
Class I	1,000	0.93%	1,004.20	4.62	1,020.20	4.66
Class R5	1,000	1.03%	1,003.50	5.12	1,019.70	5.16
Service Class	1,000	1.13%	1,002.80	5.61	1,019.20	5.66
Administrative Class	1,000	1.23%	1,002.80	6.11	1,018.70	6.16
Class A	1,000	1.48%	1,001.40	7.34	1,017.50	7.40
Class R4	1,000	1.38%	1,001.40	6.85	1,018.00	6.90
Class R3	1,000	1.63%	1,000.70	8.09	1,016.70	8.15
S&P Mid Cap Index Fund
Class I	1,000	0.20%	1,041.20	1.01	1,023.80	1.00
Class R5	1,000	0.30%	1,040.50	1.52	1,023.30	1.51
Service Class	1,000	0.45%	1,039.80	2.28	1,022.60	2.26
Administrative Class	1,000	0.55%	1,039.10	2.78	1,022.10	2.76
Class A	1,000	0.80%	1,038.30	4.04	1,020.80	4.01
Class R4	1,000	0.70%	1,038.30	3.54	1,021.30	3.51
Class R3	1,000	0.95%	1,037.60	4.80	1,020.10	4.76

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Russell 2000 Small Cap Index Fund
Class I	$1,000	0.20%	$1,047.40	$1.02	$1,023.80	$1.00
Class R5	1,000	0.30%	1,047.40	1.52	1,023.30	1.51
Service Class	1,000	0.45%	1,046.80	2.28	1,022.60	2.26
Administrative Class	1,000	0.55%	1,046.70	2.79	1,022.10	2.76
Class A	1,000	0.80%	1,044.40	4.06	1,020.80	4.01
Class R4	1,000	0.70%	1,045.20	3.55	1,021.30	3.51
Class R3	1,000	0.95%	1,044.40	4.82	1,020.10	4.76
Mid Cap Growth Equity II Fund
Class I	1,000	0.75%	1,083.60	3.87	1,021.10	3.76
Class R5	1,000	0.85%	1,083.00	4.39	1,020.60	4.26
Service Class	1,000	0.95%	1,082.70	4.91	1,020.10	4.76
Administrative Class	1,000	1.05%	1,081.40	5.42	1,019.60	5.26
Class A	1,000	1.30%	1,080.50	6.71	1,018.30	6.51
Class R4	1,000	1.20%	1,081.00	6.19	1,018.80	6.01
Class R3	1,000	1.45%	1,080.20	7.48	1,017.60	7.25
Small Cap Growth Equity Fund
Class I	1,000	0.84%	1,074.50	4.32	1,020.60	4.21
Class R5	1,000	0.94%	1,073.10	4.83	1,020.10	4.71
Service Class	1,000	1.04%	1,073.20	5.35	1,019.60	5.21
Administrative Class	1,000	1.14%	1,072.20	5.86	1,019.10	5.71
Class A	1,000	1.39%	1,071.00	7.14	1,017.90	6.95
Class R4	1,000	1.29%	1,071.60	6.63	1,018.40	6.46
Class R3	1,000	1.54%	1,071.10	7.91	1,017.20	7.70
Small Company Growth Fund
Class I	1,000	0.90%	1,076.00	4.63	1,020.30	4.51
Class R5	1,000	1.00%	1,076.10	5.15	1,019.80	5.01
Service Class	1,000	1.10%	1,075.00	5.66	1,019.30	5.51
Administrative Class	1,000	1.20%	1,075.30	6.17	1,018.80	6.01
Class A	1,000	1.45%	1,074.20	7.46	1,017.60	7.25
Class R4	1,000	1.35%	1,074.10	6.94	1,018.10	6.76
Class R3	1,000	1.60%	1,073.40	8.23	1,016.90	8.00
Diversified International Fund
Class I	1,000	0.90%	1,069.00	4.62	1,020.30	4.51
Class R5	1,000	1.00%	1,067.40	5.13	1,019.80	5.01
Service Class	1,000	1.10%	1,067.30	5.64	1,019.30	5.51
Administrative Class	1,000	1.20%	1,067.80	6.15	1,018.80	6.01
Class A	1,000	1.45%	1,064.40	7.42	1,017.60	7.25
Class R4	1,000	1.35%	1,066.10	6.92	1,018.10	6.76
Class R3	1,000	1.60%	1,064.60	8.19	1,016.90	8.00
MSCI EAFE International Index Fund
Class I	1,000	0.25%	1,063.10	1.28	1,023.60	1.25
Class R5	1,000	0.35%	1,062.20	1.79	1,023.10	1.76
Service Class	1,000	0.50%	1,061.60	2.56	1,022.30	2.51
Administrative Class	1,000	0.60%	1,060.80	3.07	1,021.80	3.01
Class A	1,000	0.85%	1,059.20	4.34	1,020.60	4.26
Class R4	1,000	0.75%	1,059.30	3.83	1,021.10	3.76
Class R3	1,000	1.00%	1,059.30	5.11	1,019.80	5.01

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Overseas Fund
Class I	$1,000	0.92%	$1,063.90	$4.71	$1,020.20	$4.61
Class R5	1,000	1.02%	1,062.60	5.22	1,019.70	5.11
Service Class	1,000	1.12%	1,063.00	5.73	1,019.20	5.61
Administrative Class	1,000	1.22%	1,062.50	6.24	1,018.70	6.11
Class A	1,000	1.47%	1,060.20	7.51	1,017.50	7.35
Class R4	1,000	1.37%	1,061.80	7.00	1,018.00	6.85
Class R3	1,000	1.62%	1,060.10	8.27	1,016.80	8.10

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Underwriter:

MML Distributors, LLC

100 Bright Meadow Blvd.

Enfield, CT 06082-1981

August 28, 2015

© 2015 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-37215-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm.”

June 30, 2015

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report covering the six months ended June 30, 2015. Stock indexes measuring the performance of U.S. and foreign stocks advanced during the period, with technology stocks, U.S. small- and mid-cap shares, and equities of foreign developed and emerging markets prevailing over U.S. blue-chip and large-cap stocks. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, creating periods of market volatility in response throughout the period. Greece’s debt woes and speculation over whether the country would wind up exiting the euro as its national currency drew headlines and drove additional choppiness in financial markets worldwide. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment. Against the overall backdrop, the price of West Texas Intermediate crude oil started the period at $53.45 per barrel and gyrated in the range between $44 and $54 into early spring before tracing a jagged path to finish June at $59.48. The average price of gasoline in the U.S. fell to as low as around $2.13 a gallon in late January, but showed an overall trend of advancement until the end of June, finishing the period at about $2.88 and giving consumers little relief at the pumps. The price of gold spiked to nearly $1296 per ounce in late January, dropped to less than $1148 in mid-March, and finished June at $1171.

Key events that characterized the period

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

February brought renewed optimism among stock investors amid some stabilization in oil’s price and favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports offered a mixed picture of the U.S. economy, however. According to data released in the first quarter, gross domestic product (“GDP) expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

The possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), air strikes in Yemen by Saudi Arabia, and concern about the upcoming second-quarter earnings season were other factors unsettling the market as the first quarter wound to a close.

U.S. stocks were choppy in the second quarter of 2015 and most indexes made little headway in either direction. Investors sought clarity on a number of issues, including the debt problems of Greece, the sustainability of the U.S. economic recovery following a weak first quarter, the timing of the Fed’s first interest-rate hike since mid-2006 – widely expected later this year or next – and the near-term path of crude oil and the U.S. dollar, both of which had sizable moves in the second half of 2014 and early 2015.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

Greece dominated the headlines in the final week of the quarter. Despite repeated efforts to forge an agreement with other countries in the European Union to reschedule its debt, Greece was unable to make a loan payment to the International Monetary Fund of €1.6 billion (euro), or roughly $1.8 billion, by the June 30 deadline. Greek banks and markets closed the week of June 29 through July 3. In response, global stock markets fell sharply on Monday, June 29, but stabilized on the final day of the quarter.

On the U.S. economic front, the news was somewhat encouraging – but still mixed. First-quarter GDP, reflecting broad economic activity and widely thought to have been curbed by severe winter weather, had originally been reported at -0.7% but underwent an upward revision to -0.2%. Nonfarm payrolls bounced back nicely in April and May after falling well short of estimates in March; however, industrial production remained weak amid headwinds from lower oil prices and the stronger dollar.

The Fed’s Open Market Committee met in April and June, deciding both times to leave short-term interest rates unchanged. Crude oil, the focus of so much attention in prior quarters due to its steep decline, receded from the limelight in the second quarter when prices for the commodity rose.

Stocks primarily rose for the six months ended June 30, 2015, but gains were minimal in some key benchmarks. The technology-heavy NASDAQ Composite® Index rose 5.90% to lead the major market indexes for the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 4.75% over the six months and outpaced the 1.23% advance of the large-cap stock S&P 500® Index advanced and the 0.03% return of the blue-chip Dow Jones Industrial AverageSM. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 5.52% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, rose 2.95%. Fixed-income investments declined during the period, with the Barclays U.S. Aggregate Bond Index falling 0.10%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. If you work with a financial professional, you may want to consult him or her to assess your plan and help ensure you are on track to reach your financial goals. While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm. By tailoring your mix of investments to your risk tolerance and the amount of time you have to invest, you can develop and maintain a financial strategy that can help you pursue your goals. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees, expenses, or (if applicable) taxes and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 6/30/15

United Kingdom Gilt 2.250% 9/07/23	1.2%
U.S. Treasury Note 2.250% 11/15/24	1.2%
U.S. Treasury Note 1.375% 3/31/20	1.1%
Mexican Bonos 10.000% 12/05/24	1.0%
JP Morgan Chase & Co.	0.7%
Italy Buoni Poliennali Del Tesoro 1.500% 6/01/25	0.7%
The Procter & Gamble Co.	0.7%
Anadarko Petroleum Corp.	0.6%
Bank of America Corp.	0.6%
Google, Inc. Class C	0.6%

8.4%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 6/30/15

Equities	57.9%
Bonds & Notes	20.1%
Mutual Funds	1.1%
Purchased Options	1.1%
Warrants	0.0%

Total Long-Term Investments	80.2%
Short-Term Investments and Other Assets and Liabilities	19.8%

Net Assets	100.0%

Securities Sold Short	(0.0)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 57.9%

COMMON STOCK — 55.3%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.	1,893	$46,908
Commonwealth Bank of Australia	1,105	72,034
Healthscope Ltd.	325,588	679,111
Mesoblast Ltd. (a)	56,372	162,671
National Australia Bank Ltd.	1,624	41,441
Wesfarmers Ltd.	680	20,384
Westpac Banking Corp.	2,115	52,441

		1,074,990

Belgium — 0.0%
Anheuser-Busch InBev NV	485	58,372
BHF Kleinwort Benson Group (a)	33,219	162,485

		220,857

Bermuda — 0.1%
Axis Capital Holdings Ltd.	2,655	141,697
Cosan Ltd. Class A	38,854	239,341
Haier Electronics Group Co. Ltd.	138,000	369,044

		750,082

Brazil — 0.2%
BR Malls Participacoes SA	65,213	305,394
Cyrela Brazil Realty SA	28,289	90,078
Gerdau SA Sponsored ADR (Brazil)	98,686	237,833
MRV Engenharia e Participacoes SA	1,662	4,175
Petroleo Brasileiro SA Sponsored ADR (Brazil) (a)	61,413	555,788
Qualicorp SA	2,281	14,460
SLC Agricola SA	25,087	139,592

		1,347,320

Canada — 1.5%
Athabasca Oil Corp. (a)	97,140	158,659
Bank of Montreal	447	26,487
The Bank of Nova Scotia	831	42,894
Barrick Gold Corp.	55,025	586,567
Cameco Corp.	51,911	741,289
Canadian National Railway Co.	6,294	363,479
Eldorado Gold Corp.	77,445	321,189
Enbridge, Inc.	1,794	83,897
First Quantum Minerals Ltd.	196,164	2,564,738
Goldcorp, Inc.	66,382	1,075,388
Manulife Financial Corp.	1,283	23,842
Platinum Group Metals Ltd. (a)	310,967	121,997
Platinum Group Metals Ltd. (a)	182,356	72,942
Potash Corp. of Saskatchewan, Inc.	8,055	249,453
Royal Bank of Canada	988	60,419
Suncor Energy, Inc.	3,132	86,262
Suncor Energy, Inc.	3,862	106,282
Tahoe Resources, Inc.	49,874	604,558

	Number of Shares	Value
The Toronto-Dominion Bank	24,059	$1,021,689
TransCanada Corp.	40,731	1,655,329
Valeant Pharmaceuticals International, Inc. (a)	2,093	464,960

		10,432,320

Cayman Islands — 0.4%
Alibaba Group Holding Ltd. (a)	8,561	704,314
CAR, Inc. (a)	165,462	348,236
Chaoda Modern Agriculture Holdings Ltd. (a)	1,265,139	86,416
China Resources Land Ltd.	170,000	547,396
Haitian International Holdings Ltd.	148,171	338,946
SINA Corp. (a)	9,721	520,705
Sino Biopharmaceutical Ltd.	244,000	282,281
Zhongsheng Group Holdings Ltd.	213,850	147,947

		2,976,241

China — 0.1%
Dalian Wanda Commercial Properties Co. Ltd. (b)	55,100	440,096
Dongfeng Motor Group Co. Ltd. Class H	91,500	121,946

		562,042

Denmark — 0.1%
Novo Nordisk A/S	4,477	245,539
TDC A/S	19,925	145,946

		391,485

France — 2.1%
Air Liquide SA	2,002	252,952
Alcatel-Lucent (a)	18,276	66,713
Arkema	5,308	382,459
Atos Origin SA	7,438	556,482
AXA SA	40,662	1,024,701
BNP Paribas	12,231	737,445
Compagnie de Saint-Gobain	12,962	583,330
Danone SA	339	21,901
Dassault Aviation SA	643	823,703
Gaz De France	28,013	519,119
L’Oreal SA	144	25,673
Orange S.A.	17,618	272,602
Renault SA	3,554	371,169
Safran SA	29,746	2,014,179
Sanofi	19,866	1,959,925
Schneider Electric SA	7,821	539,420
Societe Generale	14,434	673,414
Total SA	22,069	1,073,821
Total SA Sponsored ADR (France)	25,137	1,235,986
Ubisoft Entertainment (a)	29,043	518,395
Unibail-Rodamco SE	1,895	480,853
Worldline SA (a) (b)	28,547	586,038

		14,720,280

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 0.9%
Allianz SE	312	$48,576
BASF SE	7,288	640,453
Bayer AG	10,163	1,422,086
Bayerische Motoren Werke AG	4,744	519,031
Deutsche Annington Immobilien SE	32,036	903,089
Deutsche Bank AG	24,594	738,658
Deutsche Post AG	10,447	305,194
Deutsche Telekom AG	35,946	618,822
Linde AG	1,894	358,630
SAP SE	5,786	403,169
Volkswagen AG	258	59,686

		6,017,394

Hong Kong — 0.8%
AIA Group Ltd.	117,600	765,601
Beijing Enterprises Holdings Ltd.	128,922	963,852
China Overseas Land & Investment Ltd.	176,000	622,667
Sun Hung Kai Properties Ltd.	119,250	1,935,678
Wharf Holdings Ltd.	223,000	1,483,198

		5,770,996

India — 0.3%
Coal India Ltd.	52,979	349,542
Cummins India Ltd.	705	9,826
Maruti Suzuki India Ltd.	7,943	500,996
Oil & Natural Gas Corp. Ltd.	133,039	646,858
Reliance Industries Ltd.	26,353	412,910

		1,920,132

Indonesia — 0.1%
Siloam International Hospitals Tbk PT	328,680	354,702

Ireland — 1.2%
Accenture PLC Class A	3,221	311,728
Alkermes PLC (a)	1,381	88,853
Allergan PLC (a)	8,215	2,492,924
Eaton Corp. PLC	23,665	1,597,151
Horizon Pharma PLC (a)	4,893	169,983
King Digital Entertainment PLC	36,596	521,493
Medtronic PLC	6,349	470,461
Perrigo Co. PLC	3,277	605,688
Seagate Technology	2,207	104,832
Tyco International PLC	34,312	1,320,326
Xl Group PLC	13,604	506,069

		8,189,508

Israel — 0.4%
Check Point Software Technologies Ltd. (a)	1,836	146,054
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	44,066	2,604,300

		2,750,354

	Number of Shares	Value
Italy — 0.6%
Banco Popolare SC (a)	3,143	$51,646
Ei Towers SpA	16,691	1,005,830
Enel SpA	114,766	518,877
Eni SpA	5,351	94,917
Intesa Sanpaolo	326,344	1,181,796
RAI Way SpA (b)	92,915	445,448
Telecom Italia SpA (a)	114,296	144,983
Telecom Italia SpA- RSP	54,481	55,467
UBI Banca	7,398	59,274
UniCredit SpA	51,917	348,312

		3,906,550

Japan — 9.5%
Aisin Seiki Co. Ltd.	19,040	809,073
Ajinomoto Co., Inc.	6,000	129,871
Alpine Electronics, Inc.	3,700	71,285
Asahi Group Holdings Ltd.	11,000	349,618
Asahi Kasei Corp.	71,000	581,611
ASKUL Corp.	100	3,141
Astellas Pharma, Inc.	27,550	392,566
Autobacs Seven Co. Ltd.	2,300	38,441
The Bank of Yokohama Ltd.	21,000	128,672
Benesse Holdings, Inc.	800	20,016
Bridgestone Corp.	37,400	1,382,414
Canon Marketing Japan, Inc.	2,600	44,196
The Chiba Bank Ltd.	18,000	137,099
Chiyoda Corp.	5,000	44,257
Chubu Electric Power Co., Inc.	44,700	666,015
COMSYS Holdings Corp.	1,600	23,809
Daikin Industries Ltd.	11,500	826,956
Daikyo, Inc.	36,000	57,920
Daito Trust Construction Co. Ltd.	4,200	434,218
Dena Co. Ltd.	15,800	310,474
Denso Corp.	39,970	1,989,238
East Japan Railway	22,253	2,000,565
Eisai Co. Ltd.	4,200	281,317
Electric Power Development Co. Ltd.	6,600	232,957
EXEDY Corp.	1,800	44,920
FamilyMart Co. Ltd.	9,200	422,609
Fanuc Ltd.	3,250	663,474
Fuji Heavy Industries Ltd.	87,930	3,229,741
Futaba Industrial Co. Ltd.	22,410	108,872
Gree, Inc.	64,100	374,346
GS Yuasa Corp.	72,000	283,600
GungHo Online Entertainment, Inc.	78,600	305,608
Hitachi Chemical Co. Ltd.	29,500	531,540
Hitachi High-Technologies Corp.	4,100	115,989
Hitachi Kokusai Electric, Inc.	3,000	45,589
Hitachi Ltd.	153,600	1,011,728
Honda Motor Co. Ltd.	28,160	910,346
Hoya Corp.	12,120	485,337
IHI Corp.	94,000	438,149
Inpex Corp.	129,700	1,475,116

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Isuzu Motors Ltd.	52,400	$687,589
Japan Airlines Co. Ltd.	54,600	1,903,030
Japan Tobacco, Inc.	10,700	380,794
JGC Corp.	16,030	302,535
JSR Corp.	32,500	573,394
JX Holdings, Inc.	47,800	206,864
Kamigumi Co. Ltd.	5,000	46,853
The Kansai Electric Power Co., Inc. (a)	7,500	82,900
KDDI Corp.	29,700	714,281
Keyence Corp.	400	215,666
Kinden Corp.	6,000	79,807
Kirin Holdings Co. Ltd.	20,600	283,550
Koito Manufacturing Co. Ltd.	9,700	378,045
Komatsu Ltd.	19,400	388,771
Kubota Corp.	27,220	431,425
Kuraray Co. Ltd.	32,210	393,698
Kyocera Corp.	13,400	696,290
Kyushu Electric Power Co., Inc. (a)	21,800	252,426
Mabuchi Motor Co. Ltd.	2,800	176,924
Maeda Road Construction Co. Ltd.	3,000	55,342
Medipal Holdings Corp.	1,100	17,901
Millea Holdings, Inc.	20,975	869,742
Mitsubishi Corp.	64,620	1,419,042
Mitsubishi Electric Corp.	103,000	1,327,769
Mitsubishi Estate Co. Ltd.	36,000	773,397
Mitsubishi Heavy Industries Ltd.	147,000	893,636
Mitsubishi UFJ Financial Group, Inc.	220,900	1,580,743
Mitsui & Co. Ltd.	134,052	1,817,929
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,066	344,478
Mizuho Financial Group, Inc.	252,800	545,119
Murata Manufacturing Co. Ltd.	2,170	378,345
Nabtesco Corp.	7,000	174,716
Namco Bandai Holdings, Inc.	5,300	102,347
NEC Corp.	200,000	605,763
Nexon Co. Ltd.	7,800	107,219
Nikon Corp.	46,600	538,641
Nintendo Co. Ltd.	6,800	1,135,362
Nippo Corp.	1,000	17,122
Nippon Express Co. Ltd.	31,000	152,353
Nippon Steel & Sumitomo Metal Corp.	170,000	440,252
Nippon Telegraph & Telephone Corp.	19,140	692,711
Nitto Denko Corp.	22,200	1,823,087
Nomura Holdings, Inc.	53,300	359,251
NS Solutions Corp.	300	10,003
NTT DOCOMO, Inc.	9,900	189,427
Okumura Corp.	75,230	383,911
Omron Corp.	5,700	247,569
Otsuka Holdings Co. Ltd.	11,100	352,841
Rinnai Corp.	6,200	490,640
Rohm Co. Ltd.	17,960	1,200,701
Ryohin Keikaku Co. Ltd.	2,200	426,313
Sanrio Co. Ltd.	19,500	529,257

	Number of Shares	Value
Sawai Pharmaceutical Co. Ltd.	2,000	$117,089
SCSK Corp.	700	21,330
Secom Co. Ltd.	1,500	97,301
Sega Sammy Holdings, Inc.	28,000	365,886
Seino Holdings Co. Ltd.	8,200	91,752
Shimamura Co. Ltd.	800	83,885
Shin-Etsu Chemical Co. Ltd.	25,388	1,574,727
Ship Healthcare Holdings, Inc.	9,500	196,271
The Shizuoka Bank Ltd.	12,000	125,260
SHO-BOND Holdings Co. Ltd.	300	12,515
SMC Corp.	1,000	300,841
Sohgo Security Services Co. Ltd.	4,000	157,340
Sompo Japan Nipponkoa Holdings	9,900	363,012
Sony Corp. (a)	11,700	332,014
Sony Financial Holdings, Inc.	25,900	453,667
Stanley Electric Co. Ltd.	3,000	62,645
Sumco Corp.	22,200	277,826
Sumitomo Corp.	64,300	746,788
Sumitomo Electric Industries Ltd.	37,500	580,879
Sumitomo Mitsui Financial Group, Inc.	32,230	1,432,122
Suntory Beverage & Food Ltd.	5,700	229,169
Suzuki Motor Corp.	32,537	1,098,250
Takeda Pharmaceutical Co. Ltd.	1,800	86,864
THK Co. Ltd.	3,000	64,779
Toda Corp.	87,200	399,811
The Tokyo Electric Power Co., Inc. (a)	13,000	70,796
Tokyo Gas Co. Ltd.	255,988	1,358,210
Toyota Industries Corp.	33,721	1,921,280
Toyota Motor Corp.	25,600	1,712,159
Toyota Tsusho Corp.	10,900	292,325
Trend Micro, Inc.	5,300	182,461
TV Asahi Holdings Corp.	2,600	43,650
Ube Industries Ltd.	234,600	442,449
Yahoo! Japan Corp.	65,200	262,864
Yamada Denki Co. Ltd.	132,300	528,882
Yamaha Corp.	7,300	147,174
Yamato Kogyo Co. Ltd.	400	9,325

		65,844,062

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR (Kazakhstan) (c)	24,852	246,401

Luxembourg — 0.0%
RTL Group (a)	695	62,935

Malaysia — 0.2%
Axiata Group	265,312	450,058
IHH Healthcare Bhd	485,000	727,537
Telekom Malaysia	117,824	204,089

		1,381,684

Marshall Islands — 0.0%
Ocean Rig UDW, Inc.	21,321	109,377

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.3%
America Movil SAB de C.V. Sponsored ADR (Mexico)	25,883	$551,567
America Movil SAB de C.V.	320,140	342,189
Fibra Uno Administracion SA de C.V.	380,326	904,507
TF Administradora Industrial S de RL de C.V.	76,539	149,742

		1,948,005

Netherlands — 1.7%
Airbus Group SE	21,916	1,419,898
Akzo Nobel NV	16,966	1,239,648
CNH Industrial NV	8,333	77,330
Constellium NV (a)	46,285	547,552
ING Groep NV	55,378	918,266
Koninklijke DSM NV	8,173	475,126
Koninklijke Philips NV	18,860	481,364
LyondellBasell Industries NV Class A	6,180	639,754
Mobileye NV (a)	59,014	3,137,774
Mylan NV (a)	17,311	1,174,724
SBM Offshore NV (a)	127,604	1,513,813
Unilever NV	1,695	70,842

		11,696,091

Netherlands Antilles — 0.0%
Schlumberger Ltd.	3,815	328,815

Norway — 0.3%
Statoil ASA	130,778	2,334,631

Portugal — 0.1%
NOS SGPS	49,134	392,612

Republic of Korea — 0.5%
Hyundai Motor Co.	5,736	698,229
Hyundai Wia Corp.	1,752	161,520
Samsung Electronics Co. Ltd.	1,514	1,719,879
Samsung SDI Co. Ltd.	1,325	131,642
SK Hynix, Inc.	11,671	443,591

		3,154,861

Singapore — 0.7%
Avago Technologies Ltd.	700	93,051
Capitaland Ltd.	551,600	1,431,772
Global Logistic Properties Ltd.	663,300	1,243,700
Keppel Corp. Ltd.	168,800	1,028,758
Raffles Medical Group Ltd.	82,100	280,502
Singapore Telecommunications Ltd.	202,528	629,679

		4,707,462

South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	70,009	214,998

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	4,277	42,073
Banco Santander SA	9,663	67,455
Cellnex Telecom SAU (a) (b)	68,783	1,163,660

		1,273,188

	Number of Shares	Value
Sweden — 0.2%
Lundin Petroleum AB (a)	66,524	$1,139,107
Nordea Bank AB	2,181	27,157
Svenska Handelsbanken AB Class A	20,352	296,639
Telefonaktiebolaget LM Ericsson Class B	6,006	62,171

		1,525,074

Switzerland — 1.5%
ACE Ltd.	1,207	122,728
Credit Suisse Group	16,217	445,602
Nestle SA	42,805	3,094,182
Novartis AG	19,120	1,888,537
Roche Holding AG	4,756	1,335,264
Syngenta AG	4,233	1,734,594
TE Connectivity Ltd.	1,129	72,595
UBS Group AG	67,782	1,437,192
Zurich Financial Services AG	1,229	374,617

		10,505,311

Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	117,211	259,678
Far EasTone Telecommunications Co. Ltd.	91,087	220,154
Hon Hai Precision Industry Co. Ltd.	26,000	81,102
Taiwan Semiconductor Manufacturing Co. Ltd.	183,000	824,574
Yulon Motor Co. Ltd.	143,000	165,329

		1,550,837

Thailand — 0.1%
Bangkok Dusit Medical Services PCL	815,000	475,359
Bumrungrad Hospital PCL	58,700	324,996

		800,355

United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	30,562	453,291
NMC Health PLC	51,805	647,078

		1,100,369

United Kingdom — 3.5%
Antofagasta PLC	172,198	1,864,075
Aon PLC	269	26,814
AstraZeneca PLC	30,620	1,946,985
AstraZeneca PLC Sponsored ADR (United Kingdom)	4,838	308,229
Barclays PLC	130,455	533,493
BG Group PLC	7,311	121,659
BP PLC	39,179	258,545
British American Tobacco PLC	1,134	60,945
BT Group PLC	98,291	696,110
Coats Group PLC (a)	111,362	42,685
Delphi Automotive PLC	10,833	921,780
Diageo PLC	1,524	44,175
Diageo PLC Sponsored ADR (United Kingdom)	7,281	844,887

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
GlaxoSmithKline PLC	8,072	$168,027
Glencore PLC	62,435	250,637
HSBC Holdings PLC	275,447	2,466,013
Imperial Tobacco Group PLC	586	28,291
Integrated Diagnostics Holdings PLC (a) (b)	23,028	134,714
Legal & General Group PLC	105,619	412,702
Lloyds Banking Group PLC	298,132	400,210
National Grid PLC	51,799	666,106
Ophir Energy PLC (a)	241,423	428,555
Prudential PLC	47,590	1,148,375
Reckitt Benckiser Group PLC	392	33,848
Rio Tinto PLC	54,999	2,262,058
Royal Dutch Shell PLC ADR (United Kingdom)	20,745	1,182,672
Royal Dutch Shell PLC Class A	16,989	483,848
Royal Dutch Shell PLC Class A	8,455	237,705
Royal Dutch Shell PLC Class B	5,268	149,814
SABMiller PLC	48,051	2,491,132
Shire Ltd.	16,457	1,322,866
Spire Healthcare Group PLC (b)	215,069	1,126,798
Standard Chartered PLC	18,753	299,988
Vodafone Group PLC	132,943	484,782
Vodafone Group PLC Sponsored ADR (United Kingdom)	18,991	692,222

		24,541,745

United States — 27.1%
3M Co.	855	131,926
Abbott Laboratories	11,325	555,831
AbbVie, Inc.	39,147	2,630,287
Acadia Healthcare Co., Inc. (a)	5,010	392,433
Activision Blizzard, Inc.	59,046	1,429,504
Adobe Systems, Inc. (a)	3,311	268,224
The AES Corp.	35,438	469,908
Aetna, Inc.	13,150	1,676,099
Aflac, Inc.	425	26,435
Agilent Technologies, Inc.	10,091	389,311
Air Products & Chemicals, Inc.	1,547	211,676
Alexion Pharmaceuticals, Inc. (a)	5,082	918,673
Alliance Data Systems Corp. (a)	472	137,796
Allstate Corp.	12,553	814,313
Altria Group, Inc.	1,654	80,897
Amdocs Ltd.	2,621	143,080
American Capital Agency Corp.	8,457	155,355
American Electric Power Co., Inc.	15,475	819,711
American Express Co.	840	65,285
American International Group, Inc.	23,826	1,472,923
American Tower Corp.	395	36,850
American Water Works Co., Inc.	12,313	598,781
Ameriprise Financial, Inc.	1,076	134,425
AmerisourceBergen Corp.	1,588	168,868
Amgen, Inc.	11,760	1,805,395
Anadarko Petroleum Corp.	51,948	4,055,061

	Number of Shares	Value
Anthem, Inc.	2,092	$343,381
Apple, Inc.	22,894	2,871,480
Applied Materials, Inc.	3,377	64,906
Archer-Daniels-Midland Co.	4,119	198,618
AT&T, Inc.	57,159	2,030,288
Automatic Data Processing, Inc.	1,336	107,187
Baker Hughes, Inc.	1,283	79,161
Bank of America Corp.	237,448	4,041,365
The Bank of New York Mellon Corp.	18,381	771,451
Baxter International, Inc.	4,716	329,790
BB&T Corp.	680	27,411
Becton, Dickinson & Co.	1,728	244,771
Berkshire Hathaway, Inc. Class A (a)	7	1,433,950
Berkshire Hathaway, Inc. Class B (a)	16,047	2,184,157
Biogen, Inc. (a)	3,993	1,612,932
The Boeing Co.	875	121,380
BorgWarner, Inc.	12,308	699,587
Boulder Brands, Inc. (a)	7,808	54,187
Bristol-Myers Squibb Co.	20,934	1,392,948
Broadcom Corp. Class A	1,513	77,904
Calpine Corp. (a)	37,264	670,379
Cameron International Corp. (a)	1,198	62,739
Capital One Financial Corp.	9,729	855,860
Cardinal Health, Inc.	3,014	252,121
Catalent, Inc. (a)	30,764	902,308
Celgene Corp. (a)	6,758	782,137
CenterPoint Energy, Inc.	20,247	385,300
CF Industries Holdings, Inc.	2,305	148,165
The Charles Schwab Corp.	23,572	769,626
Chevron Corp.	8,174	788,546
The Chubb Corp.	1,065	101,324
Cigna Corp.	822	133,164
Cintas Corp.	1,761	148,963
Cisco Systems, Inc.	80,091	2,199,299
Citigroup, Inc.	49,449	2,731,563
Citizens Financial Group, Inc.	2,675	73,054
CME Group, Inc.	6,707	624,153
CNA Financial Corp.	2,787	106,491
Coach, Inc.	17,223	596,088
The Coca-Cola Co.	56,458	2,214,847
Cognizant Technology Solutions Corp. Class A (a)	1,689	103,181
Colfax Corp. (a)	25,532	1,178,302
Colgate-Palmolive Co.	13,822	904,097
Computer Sciences Corp.	2,450	160,818
ConocoPhillips	3,650	224,146
CONSOL Energy, Inc.	53,795	1,169,503
Constellation Brands, Inc. Class A	1,588	184,240
Corning, Inc.	3,553	70,101
Costco Wholesale Corp.	366	49,432
Crown Castle International Corp.	9,486	761,726
Crown Holdings, Inc. (a)	6,445	341,005
CSX Corp.	17,653	576,370

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	2,741	$287,476
Danaher Corp.	6,913	591,684
Delta Topco Ltd. (a) (d)	800,425	458,644
Diamondback Energy, Inc. (a)	8,142	613,744
Discover Financial Services	4,751	273,753
DISH Network Corp. Class A (a)	10,818	732,487
Dominion Resources, Inc.	12,703	849,450
Dover Corp.	1,706	119,727
The Dow Chemical Co.	9,003	460,683
Dropbox, Inc. (a) (d)	87,114	1,663,982
eBay, Inc. (a)	27,973	1,685,093
Eclipse Resources Corp. (a)	6,654	35,000
Ecolab, Inc.	2,173	245,701
EI du Pont de Nemours & Co.	7,288	466,068
Electronic Arts, Inc. (a)	2,529	168,178
Eli Lilly & Co.	5,778	482,405
EMC Corp.	5,642	148,892
Emerson Electric Co.	16,347	906,114
EOG Resources, Inc.	1,625	142,269
EQT Corp.	4,143	336,992
Equity Residential	342	23,998
Evolent Health, Inc. (a)	4,400	85,800
Expedia, Inc.	1,560	170,586
Express Scripts Holding Co. (a)	1,136	101,036
Exxon Mobil Corp.	12,525	1,042,080
Facebook, Inc. Class A (a)	19,184	1,645,316
FedEx Corp.	16,292	2,776,157
Fidelity National Information Services, Inc.	2,623	162,101
Fifth Third Bancorp	3,449	71,808
FMC Corp.	12,437	653,564
Ford Motor Co.	113,154	1,698,442
Freeport-McMoRan, Inc.	142,026	2,644,524
The Fresh Market, Inc. (a)	1,776	57,081
General Dynamics Corp.	1,219	172,720
General Electric Co.	80,284	2,133,146
General Mills, Inc.	505	28,139
Gilead Sciences, Inc.	8,098	948,114
GoDaddy, Inc. Class A (a)	9,500	267,805
The Goldman Sachs Group, Inc.	4,658	972,544
The Goodyear Tire & Rubber Co.	900	27,135
Google, Inc. Class A (a)	4,460	2,408,578
Google, Inc. Class C (a)	7,423	3,863,746
Gulfport Energy Corp. (a)	3,328	133,952
Halliburton Co.	2,512	108,192
Harris Corp.	1,603	123,287
HCA Holdings, Inc. (a)	18,558	1,683,582
Health Care REIT, Inc.	329	21,592
Helmerich & Payne, Inc.	1,461	102,884
Hewlett-Packard Co.	20,803	624,298
The Home Depot, Inc.	1,112	123,577
HTG Molecular Diagnostics, Inc. (a)	4,800	53,520
Humana, Inc.	12,208	2,335,146

	Number of Shares	Value
Intel Corp.	16,507	$502,060
IntercontinentalExchange, Inc.	106	23,703
International Business Machines Corp.	3,681	598,751
International Paper Co.	2,642	125,733
Intuit, Inc.	2,318	233,585
J.B. Hunt Transport Services, Inc.	3,306	271,390
Johnson & Johnson	8,620	840,105
JP Morgan Chase & Co.	70,633	4,786,092
Kansas City Southern	5,932	540,998
Kimberly-Clark Corp.	8,001	847,866
Kinder Morgan, Inc.	5,037	193,370
KLA-Tencor Corp.	4,957	278,633
Kohl’s Corp.	1,963	122,903
Kraft Foods Group, Inc.	493	41,974
The Kroger Co.	3,248	235,512
Las Vegas Sands Corp.	6,106	320,992
Lear Corp.	1,772	198,925
Liberty Broadband Corp. (a)	6,080	309,898
Liberty Broadband Corp. (a)	16,190	828,280
Liberty Media Corp. Class A (a)	17,666	636,683
Liberty Media Corp. Class C (a)	39,494	1,417,835
Lincoln National Corp.	4,437	262,759
Lookout, Inc. (a) (d)	3,711	43,287
Lowe’s Cos., Inc.	1,765	118,202
Macy’s, Inc.	1,784	120,366
Marathon Petroleum Corp.	32,012	1,674,548
Marsh & McLennan Cos., Inc.	14,904	845,057
MasterCard, Inc. Class A	15,661	1,463,990
McDonald’s Corp.	16,282	1,547,930
The McGraw Hill Financial, Inc.	257	25,816
McKesson Corp.	5,876	1,320,984
Merck & Co., Inc.	10,137	577,099
MetLife, Inc.	14,526	813,311
Micron Technology, Inc. (a)	19,613	369,509
Microsoft Corp.	48,637	2,147,324
Molson Coors Brewing Co. Class B	7,427	518,479
Mondelez International Inc. Class A	1,406	57,843
Monsanto Co.	5,351	570,363
Morgan Stanley	25,799	1,000,743
NextEra Energy Partners LP (a) (d)	5,234	207,371
NextEra Energy Partners LP	4,553	180,390
NextEra Energy, Inc.	9,641	945,107
Northrop Grumman Corp.	1,309	207,647
NRG Energy, Inc.	28,002	640,686
NRG Yield, Inc. Class A	4,801	105,574
NRG Yield, Inc. Class C	4,801	105,094
Nuance Communications, Inc. (a)	17,716	310,207
Occidental Petroleum Corp.	2,300	178,871
Oceaneering International, Inc.	26,338	1,227,087
Oracle Corp.	52,374	2,110,672
Paccar, Inc.	9,963	635,739
Parker Hannifin Corp.	933	108,536
PepsiCo, Inc.	1,250	116,675

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc. (e)	54,908	$1,841,065
Philip Morris International, Inc.	22,277	1,785,947
Phillips 66	22,423	1,806,397
Pioneer Natural Resources Co.	8,769	1,216,173
PPG Industries, Inc.	3,007	344,963
PPL Corp.	7,698	226,860
Praxair, Inc.	2,344	280,225
Precision Castparts Corp.	6,510	1,301,154
The Procter & Gamble Co.	58,274	4,559,358
Prologis, Inc.	14,941	554,311
Prudential Financial, Inc.	5,930	518,994
Public Storage	137	25,259
Puma Biotechnology, Inc. (a)	951	111,029
QUALCOMM, Inc.	24,214	1,516,523
Raytheon Co.	1,333	127,541
Receptos, Inc. (a)	1,011	192,141
Regeneron Pharmaceuticals, Inc. (a)	617	314,750
Regions Financial Corp.	81,808	847,531
Reinsurance Group of America, Inc. Class A	1,552	147,238
Reynolds American, Inc.	86	6,421
Rockwell Automation, Inc.	9,518	1,186,323
Salesforce.com, Inc. (a)	1,627	113,288
SanDisk Corp.	2,012	117,139
Sealed Air Corp.	7,349	377,592
SeaWorld Entertainment, Inc.	10,437	192,458
Sempra Energy	10,259	1,015,025
Simon Property Group, Inc.	5,381	931,021
Southern Copper Corp.	57,360	1,686,958
Stanley Black & Decker, Inc.	10,548	1,110,071
State Street Corp.	394	30,338
Stone Energy Corp. (a)	13,287	167,283
Stryker Corp.	939	89,740
SunTrust Banks, Inc.	8,283	356,335
Sysco Corp.	9,176	331,254
Talen Energy Corp. (a)	961	16,491
Teladoc, Inc. (a)	1,200	22,800
Tenet Healthcare Corp. (a)	17,481	1,011,800
TerraForm Power, Inc.	13,798	524,048
TESARO, Inc. (a)	2,667	156,793
Texas Instruments, Inc.	5,632	290,104
The St. Joe Co. (a)	105,745	1,642,220
Thermo Fisher Scientific, Inc.	12,241	1,588,392
Tiffany & Co.	3,873	355,541
The Travelers Cos., Inc.	313	30,255
Twitter, Inc. (a)	65,230	2,362,631
U.S. Bancorp	27,769	1,205,175
Union Pacific Corp.	16,191	1,544,136
United Continental Holdings, Inc. (a)	28,784	1,525,840
United Parcel Service, Inc. Class B	21,346	2,068,641
United Technologies Corp.	12,366	1,371,760
UnitedHealth Group, Inc.	3,012	367,464
Univar, Inc. (a)	27,300	710,619

	Number of Shares	Value
Valero Energy Corp.	4,599	$287,897
Veeva Systems, Inc. Class A (a)	41,784	1,171,205
VeriSign, Inc. (a)	2,129	131,402
Verizon Communications, Inc.	58,478	2,725,660
Verizon Communications, Inc.	7,205	335,383
Vertex Pharmaceuticals, Inc. (a)	6,691	826,205
Visa, Inc. Class A	35,577	2,388,996
WABCO Holdings, Inc. (a)	5,535	684,790
Wal-Mart Stores, Inc.	25,095	1,779,988
Walgreens Boots Alliance, Inc.	730	61,641
Wells Fargo & Co.	67,780	3,811,947
Western Digital Corp.	1,449	113,631
Whirlpool Corp.	1,964	339,870
The Williams Cos., Inc.	1,994	114,436
Wyndham Worldwide Corp.	1,626	133,186
Yahoo!, Inc. (a)	2,444	96,025

		187,615,972

TOTAL COMMON STOCK (Cost $358,102,236)		382,720,038

PREFERRED STOCK — 2.6%
Belgium — 0.0%
BHF Kleinwort Benson Group (a)	11,800	57,718

Brazil — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	9,628	226,989
Itau Unibanco Holding SA 3.000%	33,381	367,405

		594,394

Germany — 0.2%
Volkswagen AG 1.580%	7,139	1,654,940

Ireland — 0.2%
Allergan PLC 5.500%	1,191	1,241,713

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 1.530%	519	461,288

United Kingdom — 0.2%
HSBC Holdings PLC 8.000%	14,008	362,667
Royal Bank of Scotland Group PLC, Series M 6.400%	10,775	268,405
Royal Bank of Scotland Group PLC, Series Q 6.750%	8,822	223,197
Royal Bank of Scotland Group PLC, Series T 7.250%	12,724	322,808

		1,177,077

United States — 1.8%
American Tower Corp. 5.250%	2,917	291,846
Anthem, Inc. 5.250%	16,501	841,551
Citigroup Capital XIII 7.875% VRN	22,692	589,084
Cliffs Natural Resources, Inc. 7.000%	10,204	45,408

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Crown Castle International Corp. 4.500%	7,654	$789,893
Dominion Resources, Inc. 6.375%	6,250	291,875
Domo, Inc. Series E, Convertible (a) (d)	101,716	857,629
Federal National Mortgage Association, Series S 8.250% VRN	32,782	122,933
Forestar Group, Inc. 6.000%	13,350	256,987
GMAC Capital Trust I 8.125% VRN	30,037	780,361
Grand Rounds, Inc. Series C, Convertible (a) (d)	121,323	340,833
Health Care REIT, Inc. 6.500%	11,054	657,050
Invitae Corp. Series F (a) (d)	27,973	395,426
Lookout Inc., Series F (a) (d)	55,056	642,195
Palantir Technologies, Inc. Series I (a) (d)	107,092	952,048
RBS Capital Funding Trust V 5.900%	19,285	467,276
RBS Capital Funding Trust VII, Series G 6.080%	23,752	580,261
Stanley Black & Decker, Inc. 6.250%	1,807	215,485
Uber Technologies, Inc., Series D (a) (d)	65,060	2,603,877
United Technologies Corp. 7.500%	4,464	255,787
US Bancorp, Series F 6.500% VRN	12,664	357,378
US Bancorp, Series G 6.000% VRN	6,837	182,069
Wells Fargo & Co. 7.500%	240	282,000

		12,799,252

TOTAL PREFERRED STOCK (Cost $15,650,043)		17,986,382

TOTAL EQUITIES (Cost $373,752,279)		400,706,420

	Principal Amount
BONDS & NOTES — 20.1%

BANK LOANS — 1.4%
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH, EUR Term Loan A (f) 3.235% 12/10/18	$304,053	337,617
Deutsche Raststatten Gruppe IV GmbH, EUR Term Loan B (f) 3.485% 12/10/19	122,602	136,470

		474,087

Luxembourg — 0.2%
Endo Luxembourg Finance Co. I SARL, Bridge Term Loan 0.000% 6/11/16	570,000	569,287

	Principal Amount	Value
Endo Luxembourg Finance Co. I SARL, 2015 Term Loan B 0.000% 6/11/22	$520,000	$520,978
Mallinckrodt International Finance S.A., Term Loan B 3.250% 3/19/21	164,123	163,256

		1,253,521

Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	339,171	275,858

United States — 1.1%
AP One Channel Center Owner LP, Mezzanine Term Loan 6.435% 7/15/19	265,000	265,000
Calpine Corp., Term Loan B5 3.500% 5/27/22	525,000	519,881
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	296,423	251,589
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	471,533	360,133
Grifols Worldwide Operations USA, Inc., USD Term Loan B 3.187% 2/27/21	1,202,253	1,200,883
Hilton Worldwide Finance LLC, Term Loan B2 3.500% 10/26/20	1,402,109	1,402,333
Novelis, Inc., 2015 Term Loan B 4.000% 6/02/22	300,000	298,359
Obsidian Natural Gas Trust, Term Loan 7.000% 11/02/15	97,468	97,468
Promontoria Blue Holding 2 B.V., EUR Mezzanine EUR (f) 7.000% 4/17/20	908,000	1,012,284
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	632,593	476,425
Sheridan Production Partners II, L.P., Term Loan A 4.250% 12/16/20	695,278	611,844
Sheridan Production Partners II, L.P., Term Loan B 4.250% 12/16/20	96,694	85,090
Sheridan Production Partners II, L.P., Term Loan M 4.250% 12/16/20	36,064	31,736
Univar, Inc., 2015 Term Loan 0.000% 7/01/22	505,000	504,212

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	$678,270	$672,213

		7,789,450

TOTAL BANK LOANS (Cost $10,148,718)		9,792,916

CORPORATE DEBT — 8.5%
Argentina — 0.2%
Empresa Distribuidora Y Comercializadora Norte (b) 9.750% 10/25/22	80,000	67,480
YPF SA (b) 8.500% 7/28/25	1,396,000	1,382,040

		1,449,520

Australia — 0.1%
TFS Corp. Ltd. (b) 11.000% 7/15/18	834,000	879,522

Brazil — 0.1%
Itau Unibanco Holding SA (b) 2.850% 5/26/18	720,000	714,240

Canada — 0.1%
Viterra, Inc. (b) 5.950% 8/01/20	366,000	402,377

Cayman Islands — 0.3%
Alibaba Group Holding Ltd. (b) 3.125% 11/28/21	565,000	558,030
Alibaba Group Holding Ltd. (b) 3.600% 11/28/24	269,000	259,377
Hutchison Whampoa International 11 Ltd. (b) 3.500% 1/13/17	348,000	358,649
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	400,000	305,880
Petrobras Global Finance BV 5.375% 1/27/21	198,000	190,436
SINA Corp., Convertible 1.000% 12/01/18	370,000	352,194
Sun Hung Kai Properties Capital Market Ltd. (c) 4.500% 2/14/22	200,000	212,426

		2,236,992

Chile — 0.1%
Banco Santander Chile FRN (b) 2.154% 6/07/18	460,000	466,900
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (b) (g) 8.000% 12/31/18	443,977	235,308

		702,208

	Principal Amount	Value
France — 0.1%
BNP Paribas SA 2.400% 12/12/18	$1,043,000	$1,055,177

Germany — 0.1%
Deutsche Bank AG 1.875% 2/13/18	400,000	398,776
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	202,000	205,914

		604,690

India — 0.2%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (g) (h) 5.500% 11/13/15	618,000	30,900
Suzlon Energy Ltd. STEP (b) 3.250% 7/16/19	1,196,000	1,663,935

		1,694,835

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/16/18	200,000	206,466
Intesa Sanpaolo SpA 3.875% 1/15/19	746,000	767,509
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	485,174

		1,459,149

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	443,778

Luxembourg — 0.3%
Actavis Funding SCS 3.000% 3/12/20	570,000	571,293
Intelsat Jackson Holdings SA 7.500% 4/01/21	452,000	446,915
Telecom Italia Finance SA EUR (c) (f) 6.125% 11/15/16	500,000	810,774

		1,828,982

Malaysia — 0.1%
Petronas Capital Ltd. (b) 3.500% 3/18/25	690,000	682,614

Mexico — 0.2%
Petroleos Mexicanos (b) 3.500% 7/23/20	638,000	645,005
Petroleos Mexicanos 5.750% 3/01/18	488,000	530,861
Trust F/1401 (b) 5.250% 12/15/24	270,000	280,800

		1,456,666

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 0.5%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (d) (g) 8.000% 7/06/18	$1,400,000	$642,740
Constellium NV EUR (b) (f) 7.000% 1/15/23	250,000	278,712
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	250,966
ING Groep NV VRN 6.000% 12/31/49	280,000	276,325
Petrobras Global Finance BV FRN 2.415% 1/15/19	966,000	893,067
Petrobras Global Finance BV 6.250% 3/17/24	120,000	115,857
Volkswagen International Finance NV EUR (b) (f) 5.500% 11/09/15	700,000	964,802

		3,422,469

Singapore — 0.4%
CapitaLand Ltd. SGD (b) (f) 1.950% 10/17/23	500,000	385,993
CapitaLand Ltd., Convertible SGD (c) (f) 2.100% 11/15/16	750,000	556,159
Global Logistic Properties Ltd. (c) 3.875% 6/04/25	1,044,000	1,021,842
Olam International Ltd., Convertible (c) 6.000% 10/15/16	500,000	511,875

		2,475,869

Spain — 0.2%
Telefonica Participaciones SAU EUR (f) 4.900% 9/25/17	800,000	969,919
Telefonica SA EUR (c) (f) 6.000% 7/24/17	200,000	269,515

		1,239,434

Switzerland — 0.0%
UBS AG 2.375% 8/14/19	325,000	324,974

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,130,070	909,706

United Kingdom — 0.5%
HSBC Holdings PLC VRN 6.375% 12/29/49	1,105,000	1,107,763
Lloyds Bank PLC 2.300% 11/27/18	200,000	202,114
Lloyds TSB Bank PLC VRN GBP (f) 13.000% 1/29/49	565,000	1,537,606
Standard Chartered PLC VRN (b) 6.500% 12/31/49	385,000	388,321

		3,235,804

	Principal Amount	Value
United States — 4.6%
AbbVie, Inc. 2.500% 5/14/20	$719,000	$711,624
AliphCom, Convertible (d) 0.000% 4/01/20	2,123,000	2,123,000
Ally Financial, Inc. 2.750% 1/30/17	502,000	499,741
Ally Financial, Inc. 3.500% 1/27/19	350,000	347,375
American Express Co. VRN 4.900% 12/29/49	365,000	353,612
American Tower Corp. 3.400% 2/15/19	141,000	144,288
AT&T, Inc. 2.375% 11/27/18	888,000	895,773
AT&T, Inc. 3.000% 6/30/22	1,385,000	1,337,306
Bank of America Corp. FRN 1.351% 3/22/18	254,000	256,312
Bank of America Corp. 2.000% 1/11/18	475,000	476,557
Bank of America Corp. 2.600% 1/15/19	322,000	325,507
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	152,000	234,270
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	147,000	234,098
Cablevision Systems Corp. 5.875% 9/15/22	203,000	196,910
Capital One Bank USA NA 2.150% 11/21/18	360,000	359,577
Chesapeake Energy Corp. FRN 3.525% 4/15/19	338,000	309,270
Citigroup, Inc. 1.800% 2/05/18	1,000,000	997,590
Citigroup, Inc. VRN 5.875% 12/29/49	674,000	675,483
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	262,995
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	771,000	569,094
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	946,000	686,441
Credit Suisse Group Guernsey I Ltd. VRN (c) 7.875% 2/24/41	310,000	324,121
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	74,113

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Delta Topco Ltd. (d) 10.000% 11/24/60	$738,372	$738,888
Deutsche Bank Capital Funding Trust VII VRN (b) 5.628% 1/29/49	83,000	83,415
Ford Motor Credit Co. LLC 1.724% 12/06/17	487,000	484,471
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	369,402
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	485,940
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	350,000	410,594
Forest Laboratories, Inc. (b) 4.375% 2/01/19	417,000	441,331
Forest Laboratories, Inc. (b) 5.000% 12/15/21	293,000	317,944
General Electric Capital Corp. 5.550% 5/04/20	245,000	279,373
General Electric Capital Corp. VRN 6.250% 12/29/49	500,000	546,875
General Electric Capital Corp. VRN 6.375% 11/15/67	381,000	409,575
General Motors Financial Co., Inc. 3.500% 7/10/19	511,000	521,817
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	249,000	1,283,906
Glencore Funding LLC (b) 2.125% 4/16/18	85,000	84,361
The Goldman Sachs Group, Inc. VRN 5.375% 12/31/49	605,000	597,679
The Goldman Sachs Group, Inc. VRN 5.700% 12/31/49	575,000	577,070
HSBC USA, Inc. 1.625% 1/16/18	366,000	365,000
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	113,321
Hyundai Capital America (b) 2.000% 3/19/18	215,000	215,077
Intel Corp., Convertible 3.250% 8/01/39	199,000	302,729
Inversiones Alsacia SA (b) (d) 8.000% 8/18/18	391,000	-
JP Morgan Chase & Co. 4.350% 8/15/21	279,000	298,639
JP Morgan Chase & Co. VRN 5.150% 12/29/49	669,000	636,620
JP Morgan Chase & Co. VRN 6.100% 12/31/49	1,299,000	1,303,546
Medtronic, Inc. (b) 3.150% 3/15/22	760,000	763,405
Merrill Lynch & Co., Inc. 6.875% 4/25/18	318,000	359,239

	Principal Amount	Value
Morgan Stanley VRN 5.450% 12/31/49	$427,000	$423,797
Morgan Stanley 7.300% 5/13/19	216,000	254,119
Mylan, Inc. /PA 2.550% 3/28/19	449,000	445,096
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	285,000	1,448,334
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	319,125
QUALCOMM, Inc. 3.000% 5/20/22	1,165,000	1,157,104
Sabine Pass Liquefaction LLC 5.625% 4/15/23	252,000	251,133
SanDisk Corp., Convertible 0.500% 10/15/20	344,000	333,465
SanDisk Corp., Convertible 1.500% 8/15/17	344,000	444,835
SunGard Data Systems, Inc. 7.375% 11/15/18	140,000	144,970
Synchrony Financial 3.750% 8/15/21	249,000	250,894
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	350,000	520,187
Twitter, Inc., Convertible (b) 1.000% 9/15/21	300,000	262,688
USB Capital IX VRN 3.500% 10/29/49	477,000	393,763
Xerox Corp. 6.350% 5/15/18	207,000	230,690
YPF SA (b) 8.875% 12/19/18	404,000	429,250

		31,694,724

TOTAL CORPORATE DEBT (Cost $57,880,987)		58,913,730

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 5.9%
Argentina — 0.3%
Argentina Bonar Bonds 7.000% 4/17/17	$132,675	$127,608
Argentina Bonar Bonds 7.000% 4/17/17	168,849	162,399
Argentina Bonar Bonds 8.750% 5/07/24	1,234,505	1,183,122
City of Buenos Aires Argentina (b) 8.950% 2/19/21	327,000	333,540
Provincia de Buenos Aires/Argentina (c) 10.875% 1/26/21	165,000	165,825

		1,972,494

Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/17	5,230,000	1,598,231
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	5,667,000	1,639,653
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/25	6,904,000	1,921,666
Brazilian Government International Bond 4.875% 1/22/21	221,000	230,945
Republic of Brazil 6.000% 1/17/17	454,000	484,645

		5,875,140

Colombia — 0.1%
Colombia Government International Bond 7.375% 1/27/17	665,000	723,520

Hungary — 0.1%
Hungary Government International Bond 4.125% 2/19/18	730,000	759,748

Indonesia — 0.3%
Indonesia Treasury Bond IDR (f) 7.875% 4/15/19	21,816,000,000	1,622,001
Indonesia Treasury Bond IDR (f) 8.375% 3/15/24	2,428,000,000	182,186
Republic of Indonesia (b) 6.875% 1/17/18	416,000	465,600

		2,269,787

Italy — 0.8%
Italy Buoni Poliennali Del Tesoro EUR (f) 1.500% 6/01/25	4,472,000	4,634,391

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro EUR (f) 2.500% 12/01/24	$870,000	$989,104

		5,623,495

Japan — 0.2%
Japan Government Two Year Bond JPY (f) 0.100% 3/15/17	134,750,000	1,102,921

Mexico — 1.3%
Mexican Bonos MXN (f) 8.000% 12/07/23	33,303,800	2,394,396
Mexican Bonos MXN (f) 10.000% 12/05/24	83,340,100	6,789,428

		9,183,824

Poland — 0.4%
Poland Government Bond PLN (f) 5.250% 10/25/20	6,501,000	1,940,618
Poland Government Bond PLN (f) 5.750% 10/25/21	3,117,000	960,964

		2,901,582

Republic of Korea — 0.1%
Export-Import Bank of Korea 2.625% 12/30/20	698,000	694,232
Export-Import Bank of Korea 2.875% 9/17/18	200,000	205,774

		900,006

Turkey — 0.1%
Republic of Turkey International Bond 6.750% 4/03/18	524,000	577,833

United Kingdom — 1.3%
United Kingdom Gilt GBP (c) (f) 2.250% 9/07/23	5,301,904	8,525,553

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $43,517,347)		40,415,903

STRUCTURED NOTES — 0.3%
Switzerland — 0.3%
Housing Development Finance Corp. Ltd., Credit Linked Notes Series SPLB2015-015 (b) 7.875% 1/15/16	2,090,000	2,078,741

TOTAL STRUCTURED NOTES (Cost $2,105,074)		2,078,741

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
United States — 0.4%
Pass-Through Securities — 0.4%
Federal National Mortgage Association TBA Pool #515 (i) 3.000% 12/01/42	$2,435,000	$2,425,108

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,454,784)		2,425,108

U.S. TREASURY OBLIGATIONS — 3.6%
United States — 3.6%
U.S. Treasury Bonds & Notes — 3.6%
U.S. Treasury Inflation Index 0.250% 1/15/25	269,193	264,039
U.S. Treasury Note 0.250% 7/31/15 (j)	1,921,000	1,921,235
U.S. Treasury Note 2.000% 2/15/25	2,096,300	2,036,093
U.S. Treasury Note 1.750% 3/31/22	2,792,700	2,741,455
U.S. Treasury Note (k) 1.375% 3/31/20	7,679,400	7,604,705
U.S. Treasury Note 2.125% 5/15/25	2,088,000	2,049,788
U.S. Treasury Note (l) 2.250% 11/15/24	8,012,400	7,960,523

		24,577,838

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,031,510)		24,577,838

TOTAL BONDS & NOTES (Cost $141,138,420)		138,204,236

	Number of Shares

MUTUAL FUNDS — 1.1%
United States — 1.1%
BlackRock Liquidity Funds TempFund Portfolio	2,597,836	2,597,836
ETFS Gold Trust (j)	14,400	1,650,096
ETFS Physical Palladium Shares (j)	4,767	310,570
ETFS Platinum Trust (j)	4,024	419,301
iShares Gold Trust (a) (j)	150,384	1,705,355
SPDR Gold Trust (j)	10,196	1,145,724

		7,828,882

TOTAL MUTUAL FUNDS (Cost $9,612,586)		7,828,882

	Units	Value
PURCHASED OPTIONS — 1.1%
Brazil — 0.0%
Ibovespa Index, Put, Expires 8/12/15, Strike 47,604.37	111	$5,711

Germany — 0.3%
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,500.00	453	151,142
Euro STOXX 50 Index, Call, Expires 12/16/16, Strike 3,293.01	1,131	405,910
Euro STOXX 50 Index, Call, Expires 12/18/15, Strike 3,675.00	1,044	121,860
Euro STOXX 50 Index, Call, Expires 3/16/18, Strike 3,500.00	377	127,696
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,450.00	445	131,730
Euro STOXX 50 Index, Call, Expires 6/15/18, Strike 3,600.00	182	58,673
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,500.00	411	117,281
Euro STOXX 50 Index, Call, Expires 9/15/17, Strike 3,600.00	443	127,080
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55	190	73,474
STOXX Europe 600 Index, Call, Expires 12/16/16, Strike 400.00	7,440	256,299
STOXX Europe 600 Index, Call, Expires 3/18/17, Strike 355.61	4,020	204,006
STOXX Europe 600 Index, Call, Expires 9/15/17, Strike 372.06	2,765	112,993
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 348.12	4,260	220,056
STOXX Europe 600 Index, Call, Expires 9/18/15, Strike 404.13	4,676	33,422

		2,141,622

	Notional Amount
Japan — 0.3%
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35 (OTC - Goldman Sachs & Co.); Underlying swap terminates 1/27/26	$134,187,000	1,371
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35 (OTC - Goldman Sachs & Co.); Underlying swap terminates 1/27/26	268,830,000	2,748
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 7/29/16, Strike 1.25 (OTC - Deutsche Bank AG); Underlying swap terminates 8/02/26	159,980,000	7,074

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Notional Amount	Value
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC - Deutsche Bank AG); Underlying swap terminates 4/06/23	$143,913,000	$7,843
	Units
Morgan Stanley Index, Call, Expires 12/11/15, Strike 131.28	1,181,745	237,993
Morgan Stanley Index, Call, Expires 12/11/15, Strike 139.99	304,626	58,625
Nikkei 225 Index, Call, Expires 3/09/18, Strike 21,968.28	14,480	182,513
Topix Index, Call, Expires 12/11/15, Strike 1,525.00	224,216	252,295
Topix Index, Call, Expires 12/11/15, Strike 1,585.00	234,775	187,935
Topix Index, Call, Expires 3/11/16, Strike 1,585.00	332,000	314,273
Topix Index, Call, Expires 6/10/16, Strike 1,675.00	116,800	78,141
Topix Index, Call, Expires 6/10/16, Strike 1,675.00	219,986	147,175
Topix Index, Call, Expires 9/11/15, Strike 1,600.00	106,986	61,660
Topix Index, Call, Expires 9/11/15, Strike 1,615.00	166,000	83,118
Topix Index, Call, Expires 9/11/15, Strike 1,675.00	119,400	30,733

		1,653,497

Taiwan — 0.0%
Taiwan TWSE Index, Call, Expires 12/21/16, Strike 9,677.00	5,400	44,642
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,000.77	5,800	77,016
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,483.13	5,276	46,913

		168,571

	Notional Amount
United States — 0.5%
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 8/12/15, Strike 1.53 (OTC - Deutsche Bank AG); Underlying swap terminates 8/14/20	$55,725,000	48,358
3-Month USD LIBOR BBA 5 year Swaption, Call, Expires 9/18/15, Strike 1.90 (OTC - Goldman Sachs & Co.); Underlying swap terminates 9/22/20	34,730,000	286,990

	Units	Value
Abbott Laboratories, Call, Expires 1/15/16, Strike 49.00	33,100	$94,136
Activision Blizzard, Inc., Call, Expires 1/15/16, Strike 19.00	33,244	187,402
Apple, Inc., Call, Expires 8/21/15, Strike 135.00	10	1,330
Bank of America Corp., Call, Expires 1/15/16, Strike 16.50	92,500	134,378
Bank of New York Mellon Corp., Call, Expires 5/20/16, Strike 46.00	51,435	66,896
Baxter International, Inc., Call, Expires 3/18/16, Strike 72.75	13,734	29,499
Citigroup, Inc., Call, Expires 1/15/16, Strike 50.50	43,000	289,661
Delta Air Lines, Inc., Call, Expires 9/18/15, Strike 43.00	3,151	5,798
General Electric Co., Call, Expires 1/15/16, Strike 28.50	68,669	33,132
Gilead Sciences, Inc., Call, Expires 1/15/16, Strike 95.00	6,600	160,545
Goldman Sachs Group, Inc., Call, Expires 1/15/16, Strike 220.00	5,000	39,625
Goldman Sachs Group, Inc., Call, Expires 5/20/16, Strike 220.00	12,300	139,307
Goodyear Tire & Rubber Co., Call, Expires 10/16/15, Strike 31.00	16	2,112
International Business Machines Corp., Call, Expires 1/15/16, Strike 182.00	6,579	14,714
International Business Machines Corp., Call, Expires 1/15/16, Strike 182.00	6,578	14,712
Johnson & Johnson Co., Call, Expires 4/15/16, Strike 103.00	68,774	180,368
Johnson & Johnson Co., Call, Expires 7/17/15, Strike 110.00	65,100	1,953
JP Morgan Chase & Co., Call, Expires 1/15/16, Strike 59.00	33,100	313,471
KeyCorp, Call, Expires 5/20/16, Strike 15.75	68,581	64,292
Merck & Co., Inc., Call, Expires 1/15/16, Strike 59.00	66,266	130,425
MetLife Inc., Call, Expires 1/15/16, Strike 57.50	52,375	137,484
Morgan Stanley, Call, Expires 5/20/16, Strike 40.75	51,435	123,607
Pfizer, Inc., Call, Expires 1/15/16, Strike 33.00	130,900	216,947
Prudential Financial, Inc., Call, Expires 1/15/16, Strike 90.00	40,639	179,828
Russell 2000 Index, Put, Expires 8/21/15, Strike 1,215	2,854	60,193
Russell 2000 Index, Put, Expires 8/21/15, Strike 1,250	3,043	99,658
Russell 2000 Index, Put, Expires 9/18/15, Strike 1,270	1,511	78,194
S&P 500 Index, Put, Expires 7/17/15, Strike 2,065.00	3,431	106,533

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 8/21/15, Strike 2,350.00	7,263	$1,816
S&P 500 Index, Put, Expires 8/31/15, Strike 2,100.00	907	64,442
S&P 500 Index, Put, Expires 9/18/15, Strike 2,050.00	1,719	99,358
SPDR Gold Shares, Call, Expires 9/18/15, Strike 120.00 (j)	14,800	10,656
SunTrust Banks, Inc., Call, Expires 5/20/16, Strike 45.50	51,400	108,891
Teva Pharmaceutical Industries Ltd., Call, Expires 5/20/16, Strike 63.50	13,700	48,584
Wells Fargo & Co., Call, Expires 1/15/16, Strike 60.00	16,500	20,955
Wells Fargo & Co., Call, Expires 5/20/16, Strike 59.00	51,435	109,272

		3,705,522

TOTAL PURCHASED OPTIONS (Cost $7,882,332)		7,674,923

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	89,595

TOTAL WARRANTS (Cost $0)		89,595

TOTAL LONG-TERM INVESTMENTS (Cost $532,385,617)		554,504,056

	Principal Amount
SHORT-TERM INVESTMENTS — 22.6%
Sovereign Debt Obligations — 4.1%
Japan Treasury Discount Bill JPY (f) 0.010% 7/10/15	$130,000,000	1,062,226
Japan Treasury Discount Bill JPY (f) 0.010% 7/13/15	140,000,000	1,143,934
Japan Treasury Discount Bill JPY (f) 0.010% 8/03/15	170,000,000	1,389,061
Japan Treasury Discount Bill JPY (f) 0.010% 8/10/15	170,000,000	1,389,073
Japan Treasury Discount Bill JPY (f) 0.010% 8/31/15	240,000,000	1,961,014
Japan Treasury Discount Bill JPY (f) 0.010% 10/13/15	280,000,000	2,287,958
Japan Treasury Discount Bill JPY (f) 0.010% 11/10/15	210,000,000	1,715,995

	Principal Amount	Value
Japan Treasury Discount Bill JPY (f) 0.010% 12/10/15	$260,000,000	$2,124,632
Mexico Cetes MXN (f) 0.010% 7/09/15	26,880,040	1,709,076
Mexico Cetes MXN (f) 0.010% 8/06/15	26,921,000	1,707,715
Mexico Cetes MXN (f) 0.010% 9/03/15	10,100,380	638,832
Mexico Cetes MXN (f) 0.010% 10/15/15	25,358,670	1,598,888
Mexico Cetes MXN (f) 0.010% 10/29/15	13,892,730	874,734
Mexico Cetes MXN (f) 0.010% 11/26/15	6,945,850	436,191
Mexico Cetes MXN (f) 0.100% 9/17/15	13,484,530	852,125
Mexico Cetes MXN (f) 1.000% 11/12/15	29,956,360	1,877,814
Mexico Cetes MXN (f) 2.981% 7/23/15	13,405,830	851,412
Mexico Cetes MXN (f) 3.062% 7/23/15	10,302,630	654,293
Mexico Cetes MXN (f) 3.103% 8/20/15	10,300,360	652,599
Mexico Cetes MXN (f) 3.122% 10/01/15	16,944,830	1,069,728
Mexico Cetes MXN (f) 3.133% 8/20/15	13,477,250	853,842
Mexico Cetes MXN (f) 3.163% 10/01/15	11,200,000	706,979
Mexico Cetes MXN (f) 3.234% 9/17/15	13,490,490	852,469

		28,410,590

U.S. Treasury Bills — 18.5%
U.S. Treasury Bill 0.000% 7/02/15	6,000,000	5,999,995
U.S. Treasury Bill 0.000% 7/16/15	5,000,000	4,999,927
U.S. Treasury Bill 0.000% 7/23/15	2,000,000	1,999,923
U.S. Treasury Bill 0.000% 7/30/15	22,000,000	21,999,557
U.S. Treasury Bill 0.000% 8/13/15	4,000,000	3,999,904
U.S. Treasury Bill 0.000% 8/20/15	4,000,000	3,999,944
U.S. Treasury Bill 0.000% 8/20/15	9,000,000	8,999,750
U.S. Treasury Bill 0.000% 8/20/15	2,000,000	1,999,931
U.S. Treasury Bill 0.000% 8/20/15	1,500,000	1,499,938
U.S. Treasury Bill 0.000% 8/20/15	2,000,000	1,999,896

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.000% 8/27/15	$19,000,000	$18,999,458
U.S. Treasury Bill 0.000% 8/27/15	1,500,000	1,499,917
U.S. Treasury Bill 0.000% 8/27/15	12,000,000	11,998,812
U.S. Treasury Bill 0.000% 9/03/15	2,000,000	1,999,893
U.S. Treasury Bill 0.000% 9/03/15	2,000,000	1,999,858
U.S. Treasury Bill 0.000% 9/10/15	4,000,000	3,999,921
U.S. Treasury Bill 0.000% 9/10/15	1,000,000	999,916
U.S. Treasury Bill 0.000% 9/10/15	2,000,000	1,999,813
U.S. Treasury Bill 0.000% 10/01/15	6,000,000	5,999,773
U.S. Treasury Bill 0.000% 10/08/15	2,000,000	1,999,876
U.S. Treasury Bill 0.000% 10/15/15	1,000,000	999,935
U.S. Treasury Bill 0.000% 10/22/15	2,500,000	2,499,823
U.S. Treasury Bill 0.000% 11/05/15	1,735,000	1,734,786
U.S. Treasury Bill 0.000% 11/05/15	6,500,000	6,499,083
U.S. Treasury Bill 0.000% 11/12/15	4,000,000	3,999,442
U.S. Treasury Bill 0.000% 11/19/15	3,000,000	2,999,501

		127,728,572

TOTAL SHORT-TERM INVESTMENTS (Cost $156,960,590)		156,139,162

TOTAL INVESTMENTS —102.8% (Cost $689,346,207) (m)		710,643,218

Other Assets/(Liabilities) — (2.8)%		(19,110,623)

NET ASSETS — 100.0%		$691,532,595

	Number of Shares
EQUITIES SOLD SHORT — (0.0)%
United States — (0.0)%
Gentex Corp.	(13,498)	(221,637)
Mead Johnson Nutrition Co.	(606)	(54,673)

		(276,310)

TOTAL EQUITIES SOLD SHORT (Cost $(304,180))		(276,310)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
OTC	Over-the-counter
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $22,885,650 or 3.31% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, these securities amounted to a value of $12,644,491 or 1.83% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2015, these securities amounted to a value of $11,669,920 or 1.69% of net assets.
(e)	These securities are held as collateral for written options. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At June 30, 2015, these securities amounted to a value of $908,948 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2015, these securities amounted to a value of $30,900 or 0.00% of net assets.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(k)	A portion of this security is held as collateral for forward commitments.
(l)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(m)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

19

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MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$554,504,056
Short-term investments, at value (Note 2) (b)	156,139,162

Total investments	710,643,218

Cash	8,442
Foreign currency, at value (c)	1,301,260
Receivables from:
Investments sold	1,498,322
Collateral held for securities sold short	147,256
Open forward foreign currency contracts (Note 2)	1,530,360
Investment adviser (Note 3)	109,566
Fund shares sold	59,818
Collateral held for open swap agreements (Note 2)	579,730
Interest and dividends	2,139,242
Foreign taxes withheld	299,855
Open swap agreements, at value (Note 2)	354,878
Prepaid expenses	52,562

Total assets	718,724,509

Liabilities:
Payables for:
Investments purchased	12,411,989
Written options outstanding, at value (Note 2) (d)	2,341,761
Payable for securities sold short, at value (Note 2) (e)	276,310
Payable for dividend on short sales (Note 2)	946
Open forward foreign currency contracts (Note 2)	435,579
Fund shares repurchased	1,974,641
Investments purchased on a when-issued basis (Note 2)	2,457,422
Payable for premium on purchased options	2,170
Open swap agreements, at value (Note 2)	13,390
Trustees’ fees and expenses (Note 3)	101,571
Variation margin on open derivative instruments (Note 2)	196,094
Collateral pledged for open swap agreements and options (Note 2)	6,260,000
Affiliates (Note 3):
Investment advisory fees	478,754
Administration fees	45,915
Service fees	7,662
Shareholder service fees	4,256
Distribution fees	527
Accrued expense and other liabilities	182,927

Total liabilities	27,191,914

Net assets	$691,532,595

Net assets consist of:
Paid-in capital	$631,250,320
Undistributed (accumulated) net investment income (loss)	4,793,518
Accumulated net realized gain (loss) on investments and foreign currency transactions	32,251,268
Net unrealized appreciation (depreciation) on investments and foreign currency translations	23,237,489

Net assets	$691,532,595

(a) Cost of investments:	$532,385,617
(b) Cost of short-term investments:	$156,960,590
(c) Cost of foreign currency:	$1,292,835
(d) Premiums on written options:	$2,876,553
(e) Proceeds from securities sold short:	$304,180

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Class I shares:
Net assets	$634,739,522

Shares outstanding (a)	57,416,622

Net asset value, offering price and redemption price per share	$11.05

Class R5 shares:
Net assets	$7,985,855

Shares outstanding (a)	713,846

Net asset value, offering price and redemption price per share	$11.19

Service Class shares:
Net assets	$19,328,973

Shares outstanding (a)	1,751,635

Net asset value, offering price and redemption price per share	$11.03

Administrative Class shares:
Net assets	$15,995,378

Shares outstanding (a)	1,411,448

Net asset value, offering price and redemption price per share	$11.33

Class A shares:
Net assets	$9,355,608

Shares outstanding (a)	853,302

Net asset value and redemption price per share	$10.96

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.63

Class R4 shares:
Net assets	$2,252,402

Shares outstanding (a)	205,712

Net asset value, offering price and redemption price per share	$10.95

Class R3 shares:
Net assets	$1,874,857

Shares outstanding (a)	171,376

Net asset value, offering price and redemption price per share	$10.94

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment income (Note 2):
Dividends (a)	$4,509,167
Interest (b)	3,338,403

Total investment income	7,847,570

Expenses (Note 3):
Investment advisory fees	2,645,613
Custody fees	332,679
Dividend expense on short sales	14,123
Audit fees	70,777
Legal fees	7,039
Accounting & Administration fees	82,598
Proxy fees	510
Shareholder reporting fees	23,934
Trustees’ fees	22,041
Registration and filing fees	30,182
Transfer agent fees	1,488
Subsidiary administration fees	15,666

3,246,650
Administration fees:
Class R5	4,118
Service Class	11,578
Administrative Class	12,455
Class A	6,908
Class R4	1,184
Class R3	524
Distribution fees:
Class R3	656
Service fees:
Class A	11,513
Class R4	1,480
Class R3	656
Shareholder service fees:
Service Class	3,859
Administrative Class	12,455
Class A	6,908

Total expenses	3,320,944
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(511,243)
Class R5 fees reimbursed by adviser	(6,708)
Service Class fees reimbursed by adviser	(12,608)
Administrative Class fees reimbursed by adviser	(13,529)
Class A fees reimbursed by adviser	(7,506)
Class R4 fees reimbursed by adviser	(971)
Class R3 fees reimbursed by adviser	(431)

Net expenses	2,767,948

Net investment income (loss)	5,079,622

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$16,503,860
Futures contracts	(281,320)
Written options	614,063
Equities sold short	(141,268)
Swap agreements	231,021
Foreign currency transactions	5,846,947

Net realized gain (loss)	22,773,303

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(7,607,461)
Futures contracts	520,566
Written options	1,641,002
Equities sold short	44,206
Swap agreements	(572,689)
Translation of assets and liabilities in foreign currencies	(2,171,314)

Net change in unrealized appreciation (depreciation)	(8,145,690)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	14,627,613

Net increase (decrease) in net assets resulting from operations	$19,707,235

(a) Net of withholding tax of:	$278,096
(b) Net of withholding tax of:	$9,083

The accompanying notes are an integral part of the consolidated financial statements.

24

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,079,622	$11,628,710
Net realized gain (loss) on investment transactions	22,773,303	61,231,413
Net change in unrealized appreciation (depreciation) on investments	(8,145,690)	(60,316,510)

Net increase (decrease) in net assets resulting from operations	19,707,235	12,543,613

Distributions to shareholders (Note 2):
From net investment income:
Class I*	-	(14,755,597)
Class R5	-	(169,078)
Service Class	-	(256,748)
Administrative Class	-	(348,785)
Class A	-	(163,835)
Class R4*	-	(2,109)
Class R3*	-	(1,927)

Total distributions from net investment income	-	(15,698,079)

From net realized gains:
Class I*	-	(50,989,230)
Class R5	-	(1,398,062)
Service Class	-	(966,912)
Administrative Class	-	(1,409,719)
Class A	-	(748,758)
Class R4*	-	(8,474)
Class R3*	-	(8,467)

Total distributions from net realized gains	-	(55,529,622)

Net fund share transactions (Note 5):
Class I*	4,764,674	685,027,830
Class R5	(5,247,930)	(620,435,772)
Service Class	7,394,922	958,033
Administrative Class	(1,421,571)	(703,123)
Class A	419,064	661,891
Class R4*	2,145,562	110,683
Class R3*	1,789,406	110,594

Increase (decrease) in net assets from fund share transactions	9,844,127	65,730,136

Total increase (decrease) in net assets	29,551,362	7,046,048
Net assets
Beginning of period	661,981,233	654,935,185

End of period	$691,532,595	$661,981,233

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,793,518	$(286,104)

*	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the consolidated financial statements.

25

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]
Class I
06/30/15[r,w]	$10.73	$0.08	$0.24	$0.32	$-	$-	$-	$11.05	2.98%	[b]
12/31/14[h,w]	11.80	0.13	0.06	0.19	(0.28)	(0.98)	(1.26)	10.73	1.57%	[b]
Class R5
06/30/15[r,w]	$10.87	$0.08	$0.24	$0.32	$-	$-	$-	$11.19	2.94%	[b]
12/31/14[w]	11.74	0.25	(0.02)	0.23	(0.12)	(0.98)	(1.10)	10.87	1.89%
12/31/13[w]	10.73	0.12	1.44	1.56	(0.15)	(0.40)	(0.55)	11.74	14.65%
12/31/12[w]	9.93	0.17	0.84	1.01	(0.18)	(0.03)	(0.21)	10.73	10.13%
12/31/11[w]	10.79	0.19	(0.63)	(0.44)	(0.24)	(0.18)	(0.42)	9.93	(4.07%	)
12/31/10	9.90	0.16	0.83	0.99	(0.10)	-	(0.10)	10.79	10.03%
Service Class
06/30/15[r,w]	$10.72	$0.08	$0.23	$0.31	$-	$-	$-	$11.03	2.89%	[b]
12/31/14[w]	11.74	0.19	0.03	0.22	(0.26)	(0.98)	(1.24)	10.72	1.80%
12/31/13[w]	10.72	0.11	1.44	1.55	(0.13)	(0.40)	(0.53)	11.74	14.48%
12/31/12[w]	9.93	0.15	0.85	1.00	(0.18)	(0.03)	(0.21)	10.72	10.10%
12/31/11[w]	10.78	0.18	(0.63)	(0.45)	(0.22)	(0.18)	(0.40)	9.93	(4.15%	)
12/31/10	9.90	0.16	0.82	0.98	(0.10)	-	(0.10)	10.78	9.93%
Administrative Class
06/30/15[r,w]	$11.02	$0.07	$0.24	$0.31	$-	$-	$-	$11.33	2.81%	[b]
12/31/14[w]	12.03	0.18	0.03	0.21	(0.24)	(0.98)	(1.22)	11.02	1.70%
12/31/13[w]	10.98	0.09	1.48	1.57	(0.12)	(0.40)	(0.52)	12.03	14.36%
12/31/12[w]	10.17	0.14	0.87	1.01	(0.17)	(0.03)	(0.20)	10.98	9.86%
12/31/11[w]	10.79	0.16	(0.59)	(0.43)	(0.01)	(0.18)	(0.19)	10.17	(3.91%	)
12/31/10	9.90	0.13	0.83	0.96	(0.07)	-	(0.07)	10.79	9.96%
Class A
06/30/15[r,w]	$10.67	$0.05	$0.24	$0.29	$-	$-	$-	$10.96	2.72%	[b]
12/31/14[w]	11.69	0.15	0.03	0.18	(0.22)	(0.98)	(1.20)	10.67	1.42%
12/31/13[w]	10.69	0.06	1.44	1.50	(0.10)	(0.40)	(0.50)	11.69	14.13%
12/31/12[w]	9.91	0.11	0.84	0.95	(0.14)	(0.03)	(0.17)	10.69	9.57%
12/31/11[w]	10.77	0.13	(0.63)	(0.50)	(0.18)	(0.18)	(0.36)	9.91	(4.53%	)
12/31/10	9.90	0.11	0.84	0.95	(0.08)	-	(0.08)	10.77	9.46%
Class R4
06/30/15[r,w]	$10.65	$0.07	$0.23	$0.30	$-	$-	$-	$10.95	2.82%	[b]
12/31/14[h,w]	11.73	0.11	0.03	0.14	(0.24)	(0.98)	(1.22)	10.65	1.15%	[b]
Class R3
06/30/15[r,w]	$10.65	$0.07	$0.22	$0.29	$-	$-	$-	$10.94	2.72%	[b]
12/31/14[h,w]	11.73	0.08	0.04	0.12	(0.22)	(0.98)	(1.20)	10.65	0.97%	[b]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	63%	94%	66%	61%	43%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
f	Amount is less than $500.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Consolidated. (Note 2)
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Includes short sale dividend and loan expense.

The accompanying notes are an integral part of the consolidated financial statements.

26

Ratios / Supplemental Data
Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers[z]	Ratio of expenses to average daily net assets after expense waivers[j,z]	Short sale dividend and loan expense to average daily net assets[y]	Net investment income (loss) to average daily net assets[z]

$634,740		0.96%[a]	0.79%[a]	0.00%[a,e]	1.52%[a]
611,549		0.96%[a]	0.79%[a]	0.00%[a,e]	1.40%[a]

$7,986		1.06%[a]	0.89%[a]	0.00%[a,e]	1.37%[a]
12,994		1.01%	0.88%	0.00%[e]	2.12%
615,383		0.97%	0.86%	0.00%[e]	1.04%
547,436		1.00%	0.86%	N/A	1.57%
526,621		0.95%	0.86%	0.00%[e]	1.77%
556,739		0.95%	0.86%	0.00%[e]	1.54%

$19,329		1.16%[a]	0.99%[a]	0.00%[a,e]	1.37%[a]
11,605		1.14%	0.99%	0.00%[e]	1.61%
11,658		1.07%	0.96%	0.00%[e]	0.98%
16,060		1.10%	0.96%	N/A	1.45%
786		1.05%	0.96%	0.00%[e]	1.63%
1,524		1.05%	0.96%	0.00%[e]	1.52%

$15,995		1.26%[a]	1.09%[a]	0.00%[a,e]	1.21%[a]
16,936		1.25%	1.10%	0.00%[e]	1.50%
19,051		1.22%	1.11%	0.00%[e]	0.79%
23,253		1.25%	1.11%	N/A	1.29%
0	[f]	1.17%	1.10%	0.00%[e]	1.42%
10,852		1.20%	1.11%	0.00%[e]	1.29%

$9,356		1.51%[a]	1.34%[a]	0.00%[a,e]	0.98%[a]
8,694		1.50%	1.35%	0.00%[e]	1.26%
8,844		1.47%	1.36%	0.00%[e]	0.53%
6,060		1.50%	1.36%	N/A	1.07%
2,015		1.45%	1.36%	0.00%[e]	1.24%
2,432		1.45%	1.36%	0.00%[e]	1.10%

$2,252		1.41%[a]	1.24%[a]	0.00%[a,e]	1.22%[a]
101		1.41%[a]	1.24%[a]	0.00%[a,e]	1.20%[a]

$1,875		1.66%[a]	1.49%[a]	0.00%[a,e]	1.21%[a]
101		1.66%[a]	1.49%[a]	0.00%[a,e]	0.95%[a]

27

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

Effective April 1, 2014, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, and Class L shares were renamed Administrative Class shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2015, the Fund’s net assets were $691,532,595, of which $7,135,332 or 1.03%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

28

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset value.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Fund characterized all securities sold short at Level 1, as of June 30, 2015. The level classification by major category of investments is the same as the category presentation in the Consolidated Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2015, for the Fund’s remaining investments:

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$222,278,174	$158,275,951	*	$2,165,913	$382,720,038
Preferred Stock	9,103,832	3,090,542		5,792,008	17,986,382
Bank Loans	-	9,792,916		-	9,792,916
Corporate Debt	-	55,142,894		3,770,836	58,913,730
Sovereign Debt Obligations	-	40,415,903		-	40,415,903
Structured Notes	-	2,078,741		-	2,078,741
U.S. Government Agency Obligations and Instrumentalities	-	2,425,108		-	2,425,108
U.S. Treasury Obligations	-	24,577,838		-	24,577,838
Mutual Funds	7,828,882	-		-	7,828,882
Purchased Options	3,442	7,671,481		-	7,674,923
Warrants	-	-		89,595	89,595
Short-Term Investments	-	156,139,162		-	156,139,162

Total Investments	$239,214,330	$459,610,536		$11,818,352	$710,643,218

30

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Asset Derivatives
Forward Contracts	$-	$1,530,360	$-	$1,530,360
Futures Contracts	691,164	-	-	691,164
Swap Agreements	-	530,092	-	530,092

Total	$691,164	$2,060,452	$-	$2,751,616

Liability Derivatives
Forward Contracts	$-	$(435,579)	$-	$(435,579)
Futures Contracts	(369,988)	-	-	(369,988)
Swap Agreements	-	(450,871)	-	(450,871)
Written Options	(28,927)	(2,312,834)	-	(2,341,761)

Total	$(398,915)	$(3,199,284)	$-	$(3,598,199)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to investments purchased on a when-issued basis, securities on loan, collateral held/pledged for open swap agreements, and collateral held/payable for securities sold short approximates fair value, which would be categorized at Level 2, as of June 30, 2015.

The Fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2015. The Fund recognizes transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/15
Common Stock	$2,389,225	$-	$-	$6,211	$42,391	$(236,490)	$-	$(35,424	)**	$2,165,913	$976
Preferred Stock	5,917,851	-	590,223	(755,817)	1,194,482	(1,154,731)	-	-		5,792,008	1,795,951
Corporate Debt†	281,364	-	350	(116,687)	104,300	(3,119)	-	-		266,208	(116,687)
Corporate Debt	1,424,198	-	-	(109,695)	2,190,125	-	-	-		3,504,628	(109,695)
Warrants	164,777	-	-	(75,182)	-	-	-	-		89,595	(75,182)

	$10,177,415	$-	$590,573	$(1,051,170)	$3,531,298	$(1,394,340)	$-	$(35,424)		$11,818,352	$1,495,363

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund other than those disclosed below.

The Fund initially fair valued certain of its Level 3 investments using acquisition cost. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing

31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common Stock — $2,373,284
Delta Topco Ltd.	$458,644	Market Approach	EV/Multiple	21.50
Dropbox, Inc.	1,663,982	Market Approach	Market Observed Transaction	$19.10
Lookout Inc.	43,287	Market Approach	Probability Weighted Return Method — Implied EV Multiple	22.50
			Market Observed Transaction	$11.42
NextEra Energy Partners LP	207,371	Market Approach	Last Traded Price	$39.62

Corporate Debt — $3,504,628
AliphCom Convertible Bond	2,123,000	Asset Valuation	Acquisition Cost	$100.00
Bio City Development Co. B.V.	642,740	Market Approach	Debt Restructure Analysis, Cashflow Discount Rate	15%
			Expected Recovery Rate	61.50%
Delta Topco Ltd.	738,888	Market Approach	EV/Multiple	21.50

Preferred Stock — $5,792,008
Domo, Inc Series E Convertible	857,629	Asset Valuation	Acquisition Cost	$8.43
Grand Rounds, Inc Series C Convertible	340,833	Market Approach	Probability Weighted Return Method — Implied EV Multiple	11.00
			Market Observed Transaction	$2.78
Invitae Corp. Series F	395,426	Market Approach	Discount for Lack of Marketability	5%
Lookout Inc. Series F	642,195	Market Approach	Probability Weighted Return Method — Implied EV Multiple	22.50
			Market Observed Transaction	$11.42
Palantir Technologies, Inc. Series I	952,048	Market Approach	Probability Expected Weighted Return Model — EV Multiple	15.00
			Market Observed Transaction	$8.89
Uber Technologies, Inc. Series D	2,603,877	Market Approach	EV/Multiple	21.25

Sovereign Debt Obligations — $0
Inversiones Alsacia SA	0	Asset Valuation	Acquisition Cost	$0.00

Total	$11,669,920

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended June 30, 2015. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	M
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Directional Investment	A

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use
Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	A
Result of a Corporate Action	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At June 30, 2015, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$1,530,360	$-	$1,530,360
Futures Contracts^^	-	691,164	-	-	691,164
Swap Agreements*	-	331,403	23,475	-	354,878
Swap Agreements^^,^^^	90,694	-	-	84,520	175,214
Purchased Options*	-	7,320,539	-	354,384	7,674,923
Warrants*	-	89,595	-	-	89,595

Total Value	$90,694	$8,432,701	$1,553,835	$438,904	$10,516,134

Liability Derivatives
Forward Contracts^	$-	$-	$(435,579)	$-	$(435,579)
Futures Contracts^^	-	(369,988)	-	-	(369,988)
Swap Agreements^	-	(285)	-	(13,105)	(13,390)
Swap Agreements^^,^^^	(28,558)	-	-	(408,923)	(437,481)
Written Options^	-	(2,207,663)	-	-	(2,207,663)
Written Options^,^^^	-	(28,927)	-	(105,171)	(134,098)

Total Value	$(28,558)	$(2,606,863)	$(435,579)	$(527,199)	$(3,598,199)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$6,075,637	$-	$6,075,637
Futures Contracts	-	(281,320)	-	-	(281,320)
Swap Agreements	276,584	23,856	3,728	(73,147)	231,021
Purchased Options	-	728,948	(249,039)	69,623	549,532
Written Options	-	587,237	-	26,826	614,063
Rights	-	(629)	-	-	(629)

Total Realized Gain (Loss)	$276,584	$1,058,092	$5,830,326	$23,302	$7,188,304

Change in Apprecation (Depreciation)##
Forward Contracts	$-	$-	$(2,199,840)	$-	$(2,199,840)
Futures Contracts	-	520,566	-	-	520,566
Swap Agreements	(252,434)	186,736	23,475	(530,466)	(572,689)
Purchased Options	-	(1,524,400)	220,108	(139,874)	(1,444,166)
Written Options	-	1,680,949	-	(39,947)	1,641,002
Rights	-	(35,254)	-	-	(35,254)
Warrants	-	(103,617)	-	-	(103,617)

Total Change in Appreciation (Depreciation)	$(252,434)	$724,980	$(1,956,257)	$(710,287)	$(2,193,998)

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$82,924,534	$-	$82,924,534
Futures Contracts	-	317	-	-	317
Swap Agreements	$2,736,437	$670,676	$1,119,785	$127,078,331	$131,605,229
Purchased Options	-	4,194,295	11,377,807	-	15,572,102
Purchased Swaptions	$-	$-	$-	$815,080,629	$815,080,629
Written Options	-	4,070,613	-	-	4,070,613
Written Swaptions	$-	$-	$-	$29,165,665	$29,165,665
Rights	-	57,024	-	-	57,024
Warrants	-	222,000	-	-	222,000

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.
^^^	Represents centrally cleared swaps or exchange-traded written options, which are not subject to a master netting agreement.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for written and purchased swaptions, forward contracts, and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2015.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund as of June 30, 2015.

Counterparty	Derivative Assets Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$23,475	$(23,475)	$-	$-
BNP Paribas SA	580,344	(64,348)	-	515,996
Brown Brothers & Harriman Co.	38	(38)	-	-
Credit Suisse International	286,399	(108,705)	(177,694)	-
Deutsche Bank AG	483,882	(412,244)	(71,638)	-
Goldman Sachs & Co.	291,109	(291,109)	-	-
JP Morgan Chase Bank	277,469	(90,438)	(187,031)	-
Morgan Stanley & Co.	112,859	(112,859)	-	-
UBS AG	184,047	(95,051)	-	88,996

	$2,239,622	$(1,198,267)	$(436,363)	$604,992

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Fund as of June 30, 2015.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(157,111)	$23,475	$-	$(133,636)
Barclays Bank PLC	(16,200)	-	-	(16,200)
BNP Paribas SA	(64,348)	64,348	-	-
Brown Brothers & Harriman Co.	(555)	38	-	(517)
Citibank N.A.	(587,360)	-	-	(587,360)
Credit Suisse International	(108,705)	108,705	-	-
Deutsche Bank AG	(412,244)	412,244	-	-
Goldman Sachs & Co.	(816,915)	291,109	-	(525,806)
HSBC Bank USA	(14,042)	-	-	(14,042)
JP Morgan Chase Bank	(90,438)	90,438	-	-
Morgan Stanley & Co.	(293,663)	112,859	-	(180,804)
UBS AG	(95,051)	95,051	-	-

	$(2,656,632)	$1,198,267	$-	$(1,458,365)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund during the period ended June 30, 2015, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts. The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Foreign Currency Swaps. The Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

The Fund had the following open forward foreign currency contracts at June 30, 2015. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
CAD	845,881	BNP Paribas SA	07/10/15	$686,325	$(9,152)
JPY	218,682,000	BNP Paribas SA	07/09/15	1,749,463	37,516

				2,435,788	28,364

EUR	1,593,000	Credit Suisse International	07/17/15	1,777,517	(1,208)
EUR	1,868,000	Credit Suisse International	08/21/15	2,091,086	(7,139)
INR	43,532,160	Credit Suisse International	08/05/15	672,000	7,101
INR	78,012,690	Credit Suisse International	12/18/15	1,191,761	(5,884)

				5,732,364	(7,130)

BRL	2,166,000	Deutsche Bank AG	07/13/15	692,610	1,341
EUR	621,000	Deutsche Bank AG	07/09/15	690,049	2,341
EUR	1,578,000	Deutsche Bank AG	08/20/15	1,767,691	(7,294)
EUR	1,106,523	Deutsche Bank AG	08/27/15	1,233,998	551
JPY	410,498,999	Deutsche Bank AG	07/02/15	3,349,969	4,192

				7,734,317	1,131

CLP	422,421,000	JP Morgan Chase Bank	09/15/15	676,223	(20,029)
EUR	1,288,000	JP Morgan Chase Bank	08/21/15	1,443,190	(6,293)
JPY	413,788,126	JP Morgan Chase Bank	07/02/15	3,340,293	40,743

				5,459,706	14,421

CLP	405,762,750	Morgan Stanley & Co.	08/24/15	671,926	(40,293)

CLP	407,137,645	UBS AG	08/26/15	651,766	(18,115)
JPY	84,486,000	UBS AG	07/09/15	706,199	(15,814)

				1,357,965	(33,929)

				$23,392,066	$(37,436)

Contracts to Deliver
BRL	4,538,845	BNP Paribas SA	07/13/15	$1,473,747	$19,576
CAD	845,881	BNP Paribas SA	07/10/15	690,496	13,323
CHF	1,705,000	BNP Paribas SA	07/31/15	1,841,531	15,913
GBP	1,124,000	BNP Paribas SA	07/30/15	1,754,929	(10,820)
JPY	414,581,000	BNP Paribas SA	07/09/15	3,485,001	97,216
JPY	152,641,000	BNP Paribas SA	07/31/15	1,228,964	(18,685)
JPY	180,295,000	BNP Paribas SA	08/07/15	1,450,279	(23,524)

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
JPY	210,000,000	BNP Paribas SA	11/10/15	$1,754,034	$34,489
MXN	10,009,000	BNP Paribas SA	08/13/15	644,681	9,763
MXN	10,300,360	BNP Paribas SA	08/20/15	680,489	27,409
MXN	10,100,380	BNP Paribas SA	09/03/15	637,892	(1,882)

				15,642,043	162,778

BRL	197,212	Brown Brothers & Harriman Co.	07/01/15	62,876	(555)
BRL	37,376	Brown Brothers & Harriman Co.	07/02/15	12,059	38

				74,935	(517)

AUD	460,397	Credit Suisse International	08/14/15	354,045	(344)
IDR	8,939,785,000	Credit Suisse International	07/31/15	669,246	2,489
JPY	277,569,166	Credit Suisse International	07/10/15	2,319,584	51,376
JPY	43,241,000	Credit Suisse International	08/06/15	349,346	(4,119)
JPY	137,968,000	Credit Suisse International	08/13/15	1,112,645	(15,233)
JPY	260,000,000	Credit Suisse International	12/10/15	2,122,380	(7,944)
KRW	1,509,345,000	Credit Suisse International	10/27/15	1,405,349	55,360
MXN	13,405,830	Credit Suisse International	07/23/15	905,573	53,918
MXN	26,921,000	Credit Suisse International	08/06/15	1,804,054	95,491
MXN	19,712,000	Credit Suisse International	08/07/15	1,265,350	14,400
MXN	13,892,730	Credit Suisse International	10/29/15	876,071	(464)
MXN	6,945,850	Credit Suisse International	11/27/15	437,044	(273)

				13,620,687	244,657

BRL	3,408,225	Deutsche Bank AG	07/13/15	1,105,622	13,683
EUR	621,000	Deutsche Bank AG	07/09/15	704,332	11,942
GBP	469,000	Deutsche Bank AG	07/16/15	718,977	(17,868)
JPY	410,499,000	Deutsche Bank AG	07/02/15	3,428,196	74,035
JPY	147,716,768	Deutsche Bank AG	07/10/15	1,226,110	19,015
JPY	140,000,000	Deutsche Bank AG	07/13/15	1,165,414	21,337
JPY	170,000,000	Deutsche Bank AG	08/10/15	1,434,599	44,906
KRW	1,834,295,000	Deutsche Bank AG	10/27/15	1,703,943	63,312
MXN	10,302,630	Deutsche Bank AG	07/23/15	681,594	27,082
MXN	10,009,000	Deutsche Bank AG	08/13/15	644,681	9,763
MXN	13,477,250	Deutsche Bank AG	08/20/15	882,394	27,888
MXN	11,200,000	Deutsche Bank AG	10/01/15	726,527	18,452
MXN	25,358,670	Deutsche Bank AG	10/15/15	1,627,904	26,323
MXN	29,956,360	Deutsche Bank AG	11/12/15	1,942,569	54,444

				17,992,862	394,314

JPY	141,618,000	HSBC Bank USA	08/07/15	1,143,600	(14,042)

CLP	422,421,000	JP Morgan Chase Bank	09/15/15	695,000	38,806
CNY	6,346,000	JP Morgan Chase Bank	08/28/15	1,018,342	(1,182)
JPY	413,788,126	JP Morgan Chase Bank	07/02/15	3,455,073	74,037
JPY	170,000,000	JP Morgan Chase Bank	08/03/15	1,431,941	42,354
JPY	276,724,000	JP Morgan Chase Bank	08/07/15	2,236,208	(25,844)
JPY	331,142,000	JP Morgan Chase Bank	08/13/15	2,669,972	(37,090)
JPY	280,000,000	JP Morgan Chase Bank	10/13/15	2,333,567	42,208
MXN	16,944,830	JP Morgan Chase Bank	10/01/15	1,110,590	39,321

				14,950,693	172,610

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
AUD	560,000	Morgan Stanley & Co.	07/31/15	$428,708	$(2,675)
BRL	4,054,452	Morgan Stanley & Co.	07/13/15	1,319,766	20,787
CLP	405,762,750	Morgan Stanley & Co.	08/24/15	675,000	43,367
CNH	4,247,954	Morgan Stanley & Co.	08/07/15	665,000	(17,439)
JPY	252,273,000	Morgan Stanley & Co.	08/06/15	2,035,584	(26,573)
JPY	359,313,000	Morgan Stanley & Co.	08/14/15	2,896,973	(40,417)
JPY	240,000,000	Morgan Stanley & Co.	08/31/15	1,933,177	(29,189)
KRW	1,889,798,000	Morgan Stanley & Co.	09/11/15	1,683,262	(8,196)
MXN	26,975,020	Morgan Stanley & Co.	09/17/15	1,752,550	45,537
SGD	953,000	Morgan Stanley & Co.	08/06/15	710,367	3,168

				14,100,387	(11,630)

CLP	407,137,645	UBS AG	08/26/15	677,000	43,349
JPY	84,486,000	UBS AG	07/09/15	709,840	19,457
MXN	26,880,040	UBS AG	07/09/15	1,830,591	121,241

				3,217,431	184,047

				$80,742,638	$1,132,217

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had the following open futures contracts at June 30, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
CAC40 10 Index	07/17/15	3	$160,087	$780
Topix Index	09/10/15	7	932,590	(17,647)
Yen Denom Nikkei	09/10/15	7	577,971	(6,577)
DAX Index	09/18/15	16	4,906,007	(59,746)
Euro Stoxx 50 Index	09/18/15	149	5,707,628	(286,018)

				$(369,208)

Futures Contracts — Short
FTSE 100 Index	09/18/15	2	$(204,074)	$4,599
Mini MSCI	09/18/15	36	(1,726,920)	12,717
Russell 2000 Mini Index	09/18/15	24	(3,000,960)	17,191
S&P 500 E Mini Index	09/18/15	372	(38,211,840)	655,877

				$690,384

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund had the following open swap transactions at June 30, 2015. The Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	EUR	1,021,731	6/20/20	(5.000)%	ITRAXX.XO.23.V1†	(37,640)	123,706	86,066
	USD	325,000	6/20/20	(1.000)%	CDX.NA.IG.24.V1†	(1,586)	6,214	4,628

						(39,226)	129,920	90,694

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	457,316	6/20/20	5.000%	CDX.NA.HY24.V1†	$3,615	$(32,173)	$(28,558)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Deutsche Bank AG	PLN	2,028,000	3/17/20	6-Month Poland Warsaw Interbank	2.057%	$(9,885)	$-	$(9,885)
Deutsche Bank AG	PLN	676,000	3/19/20	6-Month Poland Warsaw Interbank	2.050%	(3,220)	-	(3,220)

						(13,105)	-	(13,105)

Centrally Cleared Swaps
	AUD	834,076	6/11/20	6-Month Austrailian Bill Bank Rate	2.887%	4,283	-	4,283
	NZD	1,005,106	2/05/20	3-Month New Zealand Bill Bank Rate	3.475%	2,887	-	2,887
	NZD	1,718,000	2/09/20	3-Month New Zealand Bill Bank Rate	3.590%	10,618	-	10,618
	NZD	2,014,000	2/09/20	3-Month New Zealand Bill Bank Rate	3.600%	13,028	-	13,028
	USD	16,480,000	3/11/17	1.029%	3-Month USD-LIBOR-BBA	(71,180)	-	(71,180)
	USD	33,780,000	4/07/17	1.081%	3-Month USD-LIBOR-BBA	(166,496)	-	(166,496)
	USD	6,810,000	3/11/20	1.877%	3-Month USD-LIBOR-BBA	53,704	-	53,704
	USD	7,320,000	4/07/25	3-Month USD-LIBOR-BBA	2.220%	(141,579)	-	(141,579)
	USD	6,950,000	6/05/25	3-Month USD-LIBOR-BBA	3.123%	(29,668)	-	(29,668)

						(324,403)	-	(324,403)

Total Return Swaps
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	66,087	-	66,087
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	61,674	-	61,674
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	100,936	-	100,936
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	96,442	-	96,442
BNP Paribas SA	EUR	28	12/15/17	Notional amount at expiration date x Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(28)	-	(28)

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps (Continued)
BNP Paribas SA	EUR	27	12/15/17	Notional amount at expiration date x Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$(59)	$-	$(59)
BNP Paribas SA	EUR	15	12/21/18	Notional amount at expiration date x Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(54)	-	(54)
BNP Paribas SA	EUR	27	12/21/18	Notional amount at expiration date x Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(111)	-	(111)
BNP Paribas SA	EUR	14	12/21/18	Notional amount at expiration date x Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(33)	-	(33)

						324,854	-	324,854

Credit Suisse International	USD	181,119	2/08/16	1-Month USD-LIBOR - BBA + 50%	Notional amount at expiration date × Strike Price	6,264	-	6,264

Deliver	Receive	Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
134,978,835 JPY	1,119,785 USD	3/15/17	Bank of America N.A.	Sell	Notional amount x 0.10%	Notional amount x 1.23%	$23,475	$-	$23,475

AUD Australian Dollar
EUR Euro
JPY Japanese Yen
NZD New Zealand Dollar
PLN Polish Zloty
USD U.S. Dollar
*	Collateral for swap agreements held by Citibank N.A. amounted to $579,730 in cash at June 30, 2015. A portion of the cash collateral received from Bank of America N.A., Barclays Bank PLC, Citibank N.A., Credit Suisse International, Deutsche Bank AG, Goldman Sachs & Co., JP Morgan Chase Bank, and Morgan Stanley & Co. in the amount $500,000, $530,000, $1,300,000, $510,000, $900,000, $1,500,000, $520,000, and $500,000, respectively, was related to swap agreements at June 30, 2015.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the fund has written a call option on a security it does

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written.

The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund had the following open written option contracts at June 30, 2015. The Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
	7		10/16/15	Aetna, Inc., Call, Strike 130.00	$2,931	$5,145
	10		8/21/15	Apple, Inc., Call, Strike 150.00	2,428	120
	10		8/21/15	Apple, Inc., Put, Strike 120.00	3,834	2,550
	32		10/16/15	Diageo PLC, Call, Strike 125.00	9,803	5,920
	14		9/18/15	Dish Network Corp., Call, Strike 80.00	4,437	840
	16		10/16/15	Goodyear Tire & Rubber Co., Put, Strike 28.00	1,563	1,536
	34,730,000	*	9/14/15	Interest Rate Swaption USD 5 Year Call, Strike 1.65	71,023	105,171
	20		1/15/16	Molson Coors Brewing Co., Put, Strike 65.00	6,324	6,600
	42		12/18/15	Philip Morris International, Inc., Call, Strike 85.00	8,312	6,216
Bank of America N.A.	4,676		9/18/15	Euro STOXX 50 Index, Put, Strike 368.48	52,505	48,347
Bank of America N.A.	111		8/12/15	Ibovespa Index, Call, Strike 55,416.37	37,675	28,655
Bank of America N.A.	2,854		8/21/15	Russell 2000 Index, Put, Strike 1,115.00	45,664	16,537
Bank of America N.A.	2,854		8/21/15	Russell 2000 Index, Call, Strike 1,315.00	31,394	16,783
Bank of America N.A.	166,000		9/11/15	Topix Index, Put, Strike 1,435.00	40,715	10,737
Bank of America N.A.	224,216		12/11/15	Topix Index, Put, Strike 1,425.00	148,993	36,052
Barclays Bank PLC	1,000		1/15/16	Valeant Pharmaceuticals International, Inc., Call, Strike 240.00	15,650	16,200
Citibank N.A.	33,100		1/15/16	Abbot Laboratories, Call, Strike 55.00	15,789	30,121
Citibank N.A.	11,500		8/21/15	eBay, Inc., Call, Strike 60.00	24,725	28,175
Citibank N.A.	6,865		8/21/15	Mobileye NV, Call, Strike 55.00	18,233	16,819
Citibank N.A.	2,743		8/21/15	Mobileye NV, Call, Strike 60.00	3,895	2,880
Citibank N.A.	130,900		1/15/16	Pfizer, Inc., Call, Strike 37.50	51,051	41,790
Citibank N.A.	40,639		1/15/16	Prudential Financial, Inc., Call, Strike 105.00	105,661	33,527
Citibank N.A.	5,800		9/21/16	Taiwan TWSE Index, Put, Strike 8,100.70	97,721	58,474
Citibank N.A.	5,276		9/21/16	Taiwan TWSE Index, Put, Strike 8,691.29	90,578	89,217
Citibank N.A.	234,775		12/11/15	Topix Index, Put, Strike 1,400.00	88,381	31,317
Citibank N.A.	234,775		12/11/15	Topix Index, Call, Strike 1,800.00	47,721	35,452
Citibank N.A.	332,000		3/11/16	Topix Index, Put, Strike 1,435.00	221,004	89,082
Citibank N.A.	109,993		6/10/16	Topix Index, Put, Strike 1,475.00	67,532	51,213
Citibank N.A.	109,993		6/10/16	Topix Index, Put, Strike 1,500.00	74,026	58,407
Citibank N.A.	6,098		1/15/16	United Continental Holdings, Inc., Call, Strike 60.00	48,479	20,886
Credit Suisse International	907		8/31/15	S&P 500 Index, Put, Strike 1,900.00	11,882	15,283
Credit Suisse International	1,719		9/18/15	S&P 500 Index, Put, Strike 1,900.00	53,289	39,279
Credit Suisse International	1,719		9/18/15	S&P 500 Index, Call, Strike 2,185.00	36,649	11,535

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Deutsche Bank AG	33,244	1/15/16	Activision Blizzard, Inc., Call, Strike 24.00	$27,593	$65,438
Deutsche Bank AG	51,435	5/20/16	Bank of New York Mellon Corp., Call, Strike 51.25	34,976	23,139
Deutsche Bank AG	190	9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	31,424
Deutsche Bank AG	68,669	1/15/16	General Electric Co., Call, Strike 32.00	15,107	5,837
Deutsche Bank AG	12,300	5/20/16	Goldman Sachs Group, Inc., Call, Strike 245.00	41,328	51,492
Deutsche Bank AG	68,581	5/20/16	KeyCorp, Call, Strike 17.90	21,260	24,221
Deutsche Bank AG	51,435	5/20/16	Morgan Stanley, Call, Strike 46.00	41,148	46,627
Deutsche Bank AG	51,400	5/20/16	SunTrust Banks, Inc., Call, Strike 51.75	28,270	31,494
Deutsche Bank AG	13,700	5/20/16	Teva Pharmaceutical Industries Ltd., Call, Strike 73.00	19,498	16,360
Deutsche Bank AG	13,700	5/20/16	Teva Pharmaceutical Industries Ltd., Put, Strike 55.00	45,059	49,353
Deutsche Bank AG	51,435	5/20/16	Wells Fargo & Co., Call, Strike 66.00	32,918	28,592
Goldman Sachs & Co.	92,500	1/15/16	Bank of America Corp., Call, Strike 19.00	42,245	38,961
Goldman Sachs & Co.	13,734	3/18/16	Baxter International, Inc., Call, Strike 82.00	6,455	8,366
Goldman Sachs & Co.	43,000	1/15/16	Citigroup, Inc., Call, Strike 57.50	65,038	112,230
Goldman Sachs & Co.	68,774	4/15/16	Johnson & Johnson, Call, Strike 113.00	82,529	53,870
Goldman Sachs & Co.	33,100	1/15/16	JP Morgan Chase & Co., Call, Strike 66.00	41,272	149,875
Goldman Sachs & Co.	66,266	1/15/16	Merck & Co., Inc., Call, Strike 65.00	64,941	38,103
Goldman Sachs & Co.	52,375	1/15/16	MetLife, Inc., Call, Strike 67.50	39,281	28,581
Goldman Sachs & Co.	14,480	3/09/18	Nikkei 225 Index, Put, Strike 17,974.04	209,255	189,058
Goldman Sachs & Co.	5,400	12/16/16	Taiwan TWSE Index, Put, Strike 8,868.97	102,600	123,030
Goldman Sachs & Co.	7,937	8/21/15	Tenet Healthcare Corp., Call, Strike 49.00	29,385	71,433
Goldman Sachs & Co.	3,873	8/21/15	Tiffany & Co., Call, Strike 97.50	10,326	3,408
Morgan Stanley & Co.	3,151	9/18/15	Delta Air Lines, Inc., Call, Strike 50.00	2,489	1,166
Morgan Stanley & Co.	3,151	9/18/15	Delta Air Lines, Inc., Put, Strike 39.00	5,199	5,577
Morgan Stanley & Co.	1,181,745	12/11/15	MSCI Custom Index, Put, Strike 128.68	104,540	29,007
Morgan Stanley & Co.	304,626	12/11/15	MSCI Custom Index, Put, Strike 137.22	28,318	9,918
Morgan Stanley & Co.	1,511	9/18/15	Russell 2000 Index, Put, Strike 1,170.00	13,977	30,447
Morgan Stanley & Co.	1,511	9/18/15	Russell 2000 Index, Call, Strike 1,360.00	10,728	5,213
Morgan Stanley & Co.	116,800	6/10/16	Topix Index, Put, Strike 1,450.00	59,868	47,553
UBS AG	3,043	8/21/15	Russell 2000 Index, Put, Strike 1,200.00	22,075	54,165
UBS AG	3,043	8/21/15	Russell 2000 Index, Call, Strike 1,350.00	9,970	3,956
UBS AG	119,400	9/11/15	Topix Index, Call, Strike 1,825.00	9,658	3,001

				$2,876,553	$2,341,761

*	Notional amount.

Transactions in written option contracts during the period ended June 30, 2015, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	31,104,933	$2,676,475
Options written	122,613,121	3,410,668
Options terminated in closing purchase transactions	(114,458,946)	(2,411,474)
Options expired	(60,644)	(185,248)
Options exercised	(242,291)	(613,868)

Options outstanding at June 30, 2015	38,956,173	$2,876,553

Structured Investments

A structured investment is typically issued by a specially created corporation or trust that purchases one or more securities or other assets (“underlying investments”), and that in turn issues one or more classes of securities (“structured securities”) backed by, or

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities.

Structured securities may be highly volatile and their use by the Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2015, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

When-Issued, Delayed-Delivery, Forward Commitment, To-Be-Announced, and Standby Commitment Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in the Fund’s portfolio and increase the volatility of the Fund. If the Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

The Fund may also enter into standby commitment agreements, obligating the Fund, for a specified period, to buy a specified amount of a security at the option of the issuer, upon the issuance of the security. The price at which the Fund would purchase the security is set at the time of the agreement. In return for its promise to purchase the security, the Fund receives a commitment fee. The Fund receives this fee whether or not it is ultimately required to purchase the security. The securities subject to a standby commitment will not necessarily be issued, and, if they are issued, the value of the securities on the date of issuance may be significantly less than the price at which the Fund is required to purchase them.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Fund invests a substantial amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect of the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

Administration Fees

Under an administrative and shareholder services agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect of certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through March 31, 2016 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund fees and expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at June 30, 2015 was 7.2%

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2015, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$70,299,575	$282,743,233	$83,368,027	$270,248,198

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

Class I*
Sold	2,472,755	$27,326,686	53,738,422	$651,978,089
Issued as reinvestment of dividends	-	-	5,952,446	65,213,177
Redeemed	(2,042,659)	(22,562,012)	(2,704,342)	(32,163,436)

Net increase (decrease)	430,096	$4,764,674	56,986,526	$685,027,830

Class R5
Sold	36,739	$411,946	2,021,022	$23,997,706
Issued as reinvestment of dividends	-	-	141,441	1,567,140
Redeemed	(518,746)	(5,659,876)	(53,367,656)	(646,000,618)

Net increase (decrease)	(482,007)	$(5,247,930)	(51,205,193)	$(620,435,772)

Service Class
Sold	752,409	$8,321,698	98,672	$1,169,079
Issued as reinvestment of dividends	-	-	111,814	1,223,660
Redeemed	(83,196)	(926,776)	(121,139)	(1,434,706)

Net increase (decrease)	669,213	$7,394,922	89,347	$958,033

Administrative Class
Sold	43,134	$491,105	130,207	$1,578,608
Issued as reinvestment of dividends	-	-	156,199	1,758,504
Redeemed	(168,934)	(1,912,676)	(333,243)	(4,040,235)

Net increase (decrease)	(125,800)	$(1,421,571)	(46,837)	$(703,123)

Class A
Sold	162,714	$1,785,370	257,852	$3,052,045
Issued as reinvestment of dividends	-	-	83,643	912,593
Redeemed	(124,080)	(1,366,306)	(283,509)	(3,302,747)

Net increase (decrease)	38,634	$419,064	57,986	$661,891

Class R4*
Sold	218,857	$2,397,510	8,534	$100,100
Issued as reinvestment of dividends	-	-	973	10,583
Redeemed	(22,652)	(251,948)	-	-

Net increase (decrease)	196,205	$2,145,562	9,507	$110,683

52

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount
Class R3*
Sold	170,946	$1,891,214	8,544	$100,200
Issued as reinvestment of dividends	-	-	956	10,394
Redeemed	(9,070)	(101,808)	-	-

Net increase (decrease)	161,876	$1,789,406	9,500	$110,594

*	Class commenced operations on April 1, 2014.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2015, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. There were no contingent deferred sales charges imposed during the period ended June 30, 2015.

6.	Federal Income Tax Information

At June 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$689,346,207	$57,985,608	$(36,688,597)	$21,297,011

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2014, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2014, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$21,619,795	$49,607,906	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2014, temporary book and tax accounting differences were

53

Notes to Consolidated Financial Statements (Unaudited) (Continued)

primarily attributable to investments in forward contracts, futures contracts, non-taxable dividends and defaulted bond income accruals, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$4,812,047	$10,673,170	$(94,000)	$25,183,823

The Fund did not have any unrecognized tax benefits at June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the consolidated financial statements.

9.	Subsequent Events

In preparation of these consolidated financial statements, management has evaluated the events and transactions subsequent to June 30, 2015, through the date when the consolidated financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

54

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2015, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadviser (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreement (collectively, the “Contracts”) for the Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadviser provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Fund; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to the Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for the Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and the subadviser.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Fund, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Fund; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Fund; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Fund and the needs of the Fund for administrative and shareholder services.

The Committee then reviewed and considered the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding the Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Fund; and (ii) a wide range of information about the subadviser and its personnel with responsibility for providing services to the Fund and the fee payable to the subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning the Fund.

55

Other Information (Unaudited)(Continued)

The Committee reviewed the expense and performance information for the Fund. (References to the one- and three-year period below are to periods ended December 31, 2014. The comparative expense information is that of the Fund’s “peer group” and the comparative performance information is that of the Fund’s “performance category.”)

The Committee considered that the Fund had underperformed in recent periods compared to its peers, and that it had expenses in the third comparative quartile. The Committee considered that, although the Fund’s performance for the three-year period was in the third comparative quartile (65th percentile), its performance for the one-year period had improved to the 47th percentile. The Committee noted that the Fund’s total net expense ratio was at the peer group median, and the Fund’s advisory fee was at the 59th percentile. The Committee also noted that the Fund’s advisory fee breakpoints had been revised in the past year.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the Fund, including: (i) a description of the revenue (including advisory fee and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for the Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Fund and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Fund, and benefits accruing to the subadviser due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of the Fund and the subadvisory process; (ii) MML Advisers’ level of profitability from its relationship with the Fund was not excessive and the advisory fee payable under the Contract and the Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadviser generally appear well suited to the Fund, given its investment objective and policies; (iv) the relative performance of the Fund (taking into account the investment strategy and risk profile of the Fund) is sufficient to warrant continuation of the Contracts for the Fund; and (v) the terms of the Contracts are fair and reasonable with respect to the Fund and are in the best interests of the Fund’s shareholders.

The Committee also considered the information presented and discussed regarding the existing advisory agreement for the Subsidiary.

56

Other Information (Unaudited)

Fund Expenses June 30, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2015:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.79%	$1,029.80	$3.98	$1,020.90	$3.96
Class R5	1,000	0.89%	1,029.40	4.48	1,020.40	4.46
Service Class	1,000	0.99%	1,028.90	4.98	1,019.90	4.96
Administrative Class	1,000	1.09%	1,028.10	5.48	1,019.40	5.46
Class A	1,000	1.34%	1,027.20	6.74	1,018.10	6.71
Class R4	1,000	1.24%	1,028.20	6.24	1,018.60	6.21
Class R3	1,000	1.49%	1,027.20	7.49	1,017.40	7.45

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

57

Underwriter:

MML Distributors, LLC

100 Bright Meadow Blvd.

Enfield, CT 06082-1981

August 28, 2015

©2015 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-37217-00

MassMutual RetireSMART℠ Funds

Semiannual Report

June 30, 2015

MassMutual FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm.”

June 30, 2015

Welcome to the Semiannual Report for the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds covering the six months ended June 30, 2015. Stock indexes measuring the performance of U.S. and foreign stocks advanced during the period, with technology stocks, U.S. small- and mid-cap shares, and equities of foreign developed and emerging markets prevailing over U.S. blue-chip and large-cap stocks. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, creating periods of market volatility in response throughout the period. Greece’s debt woes and speculation over whether the country would wind up exiting the euro as its national currency drew headlines and drove additional choppiness in financial markets worldwide. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment. Against the overall backdrop, the price of West Texas Intermediate crude oil started the period at $53.45 per barrel and gyrated in the range between $44 and $54 into early spring before tracing a jagged path to finish June at $59.48. The average price of gasoline in the U.S. fell to as low as around $2.13 a gallon in late January, but showed an overall trend of advancement until the end of June, finishing the period at about $2.88 and giving consumers little relief at the pumps. The price of gold spiked to nearly $1296 per ounce in late January, dropped to less than $1148 in mid-March, and finished June at $1171.

Key events that characterized the period

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

February brought renewed optimism among stock investors amid some stabilization in oil’s price and favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports offered a mixed picture of the U.S. economy, however. According to data released in the first quarter, gross domestic product (“GDP”) expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

The possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), air strikes in Yemen by Saudi Arabia, and concern about the upcoming second-quarter earnings season were other factors unsettling the market as the first quarter wound to a close.

U.S. stocks were choppy in the second quarter of 2015 and most indexes made little headway in either direction. Investors sought clarity on a number of issues, including the debt problems of

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Greece, the sustainability of the U.S. economic recovery following a weak first quarter, the timing of the Fed’s first interest-rate hike since mid-2006 – widely expected later this year or next – and the near-term path of crude oil and the U.S. dollar, both of which had sizable moves in the second half of 2014 and early 2015.

Greece dominated the headlines in the final week of the quarter. Despite repeated efforts to forge an agreement with other countries in the European Union to reschedule its debt, Greece was unable to make a loan payment to the International Monetary Fund of €1.6 billion (euro), or roughly $1.8 billion, by the June 30 deadline. Greek banks and markets closed the week of June 29 through July 3. In response, global stock markets fell sharply on Monday, June 29, but stabilized on the final day of the quarter.

On the U.S. economic front, the news was somewhat encouraging – but still mixed. First-quarter GDP, reflecting broad economic activity and widely thought to have been curbed by severe winter weather, had originally been reported at -0.7% but underwent an upward revision to -0.2%. Nonfarm payrolls bounced back nicely in April and May after falling well short of estimates in March; however, industrial production remained weak amid headwinds from lower oil prices and the stronger dollar.

The Fed’s Open Market Committee met in April and June, deciding both times to leave short-term interest rates unchanged. Crude oil, the focus of so much attention in prior quarters due to its steep decline, receded from the limelight in the second quarter when prices for the commodity rose.

Stocks primarily rose for the six months ended June 30, 2015, but gains were minimal in some key benchmarks. The technology-heavy NASDAQ Composite® Index rose 5.90% to lead the major market indexes for the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 4.75% over the six months and outpaced the 1.23% advance of the large-cap stock S&P 500® Index advanced and the 0.03% return of the blue-chip Dow Jones Industrial AverageSM. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 5.52% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, rose 2.95%. Fixed-income investments declined during the period, with the Barclays U.S. Aggregate Bond Index falling 0.10%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. If you work with a financial professional, you may want to consult him or her to assess your plan and help ensure you are on track to reach your financial goals. While the news about the markets can, and often does, change on a daily basis, long-term investors who position their portfolios to handle a variety of market conditions may be better equipped to weather the storm. By tailoring your mix of investments to your risk tolerance and the amount of time you have to invest, you can develop and maintain a financial strategy that can help you pursue your goals. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees, expenses, or (if applicable) taxes and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (risk-based) Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MML Investment Advisers, LLC (MML Advisers) or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by MML Advisers, Babson Funds, which are advised by Babson Capital Management LLC, a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual), and Oppenheimer Funds, which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•	MM RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•	MM RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•	MM RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MM RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•	MM RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MM RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 6/30/15

Fixed Income Funds	69.3%
Equity Funds	30.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	59.6%
Fixed Income Funds	40.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	84.4%
Fixed Income Funds	15.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	98.0%
Fixed Income Funds	2.0%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (target-date) Series (the “Series”) comprises 11 Funds – each of which has a “fund of funds” structure. The 11 Funds are MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ current asset allocation.

Each Fund invests in a combination of domestic and international mutual funds sponsored by MML Investment Advisers, LLC (MML Advisers) or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely stop making new investments in the Fund at or around that time (or designed for investors already in retirement for the In Retirement Fund). Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by MML Advisers, Babson Funds, which are advised by Babson Capital Management LLC, a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual), and Oppenheimer Funds, which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	MM RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•	MM RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050/2055 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately 15 years after the target retirement date.

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 6/30/15

Fixed Income Funds	63.9%
Equity Funds	36.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 6/30/15

Fixed Income Funds	54.9%
Equity Funds	45.1%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	51.5%
Fixed Income Funds	48.5%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	66.2%
Fixed Income Funds	33.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	75.7%
Fixed Income Funds	24.3%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	82.2%
Fixed Income Funds	17.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	86.4%
Fixed Income Funds	13.6%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	88.0%
Fixed Income Funds	12.0%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	92.3%
Fixed Income Funds	7.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	96.0%
Fixed Income Funds	4.0%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2055 Fund Asset Allocation (% of Net Assets) on 6/30/15

Equity Funds	95.7%
Fixed Income Funds	4.0%

Total Long-Term Investments	99.7%
Other Assets & Liabilities	0.3%

Net Assets	100.0%

5

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	621,897	$7,512,512
MassMutual Premier Disciplined Value Fund, Class I (a)	469,209	7,479,196
MassMutual Premier International Equity Fund, Class I (a)	218,257	2,745,677
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	297,908	3,303,803
MassMutual Select Blue Chip Growth Fund, Class I (a)	75,603	1,373,713
MassMutual Select Diversified International Fund, Class I (a)	260,126	1,854,701
MassMutual Select Diversified Value Fund, Class I (a)	104,926	1,565,500
MassMutual Select Focused Value Fund, Class I (a)	196,051	4,424,874
MassMutual Select Fundamental Growth Fund, Class I (a)	165,062	1,388,173
MassMutual Select Fundamental Value Fund, Class I (a)	82,614	1,164,851
MassMutual Select Growth Opportunities Fund, Class I (a)	96,744	1,178,346
MassMutual Select Large Cap Value Fund, Class I (a)	141,766	1,173,823
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	93,529	1,890,224
MassMutual Select Mid-Cap Value Fund, Class I (a)	143,888	2,201,489
MassMutual Select Overseas Fund, Class I (a)	678,578	5,985,054
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	44,103	775,769
MassMutual Select Small Cap Value Equity Fund, Class I (a)	94,294	1,536,052
MassMutual Select Small Company Growth Fund, Class I (a)	29,616	385,604
MassMutual Select Small Company Value Fund, Class I (a)	28,083	405,517
MM MSCI EAFE International Index Fund, Class I (a)	414,805	5,380,022
MM Russell 2000 Small Cap Index Fund, Class I (a)	145,018	1,859,131
MM S&P Mid Cap Index Fund, Class I (a)	183,653	2,506,861
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,773,519	3,972,683
Oppenheimer Developing Markets Fund, Class I (a)	35,092	1,225,764
Oppenheimer Global Real Estate Fund, Class I (a)	237,641	2,547,508

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	15,751	$423,700

		66,260,547

Fixed Income Funds — 69.3%
Babson Global Floating Rate Fund, Class Y (a)	364,921	3,510,541
MassMutual Premier Core Bond Fund, Class I (a)	5,689,167	64,116,917
MassMutual Premier High Yield Fund, Class I (a)	306,674	2,849,006
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,498,652	15,466,093
MassMutual Premier Money Market Fund, Class R5 (a)	6,647,721	6,647,721
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,325,955	24,306,227
MassMutual Select Strategic Bond Fund, Class I (a)	1,024,757	10,411,528
MassMutual Select Total Return Bond Fund, Class I (a)	1,492,230	15,086,444
Oppenheimer International Bond Fund, Class I (a)	1,169,548	6,724,903

		149,119,380

TOTAL MUTUAL FUNDS (Cost $217,861,776)		215,379,927

TOTAL LONG-TERM INVESTMENTS (Cost $217,861,776)		215,379,927

TOTAL INVESTMENTS — 100.1% (Cost $217,861,776) (c)		215,379,927

Other Assets/(Liabilities) — (0.1)%		(117,125)

NET ASSETS — 100.0%		$215,262,802

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.6%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,943,262	$23,474,604
MassMutual Premier Disciplined Value Fund, Class I (a)	1,465,925	23,366,846
MassMutual Premier International Equity Fund, Class I (a)	809,573	10,184,426
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	822,946	9,126,469
MassMutual Select Blue Chip Growth Fund, Class I (a)	386,113	7,015,665
MassMutual Select Diversified International Fund, Class I (a)	976,648	6,963,500
MassMutual Select Diversified Value Fund, Class I (a)	535,834	7,994,640
MassMutual Select Focused Value Fund, Class I (a)	461,937	10,425,928
MassMutual Select Fundamental Growth Fund, Class I (a)	843,160	7,090,973
MassMutual Select Fundamental Value Fund, Class I (a)	421,886	5,948,598
MassMutual Select Growth Opportunities Fund, Class I (a)	494,068	6,017,745
MassMutual Select Large Cap Value Fund, Class I (a)	723,960	5,994,388
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	392,312	7,928,621
MassMutual Select Mid-Cap Value Fund, Class I (a)	604,618	9,250,652
MassMutual Select Overseas Fund, Class I (a)	2,483,519	21,904,634
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	173,405	3,050,202
MassMutual Select Small Cap Value Equity Fund, Class I (a)	372,448	6,067,184
MassMutual Select Small Company Growth Fund, Class I (a)	117,568	1,530,738
MassMutual Select Small Company Value Fund, Class I (a)	111,520	1,610,355
MM MSCI EAFE International Index Fund, Class I (a)	1,560,277	20,236,794
MM Russell 2000 Small Cap Index Fund, Class I (a)	575,430	7,377,010
MM S&P Mid Cap Index Fund, Class I (a)	779,875	10,645,299
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	4,690,258	10,506,179
Oppenheimer Developing Markets Fund, Class I (a)	97,821	3,416,901

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	650,886	$6,977,503
Oppenheimer Real Estate Fund, Class I (a)	43,415	1,167,856

		235,273,710

Fixed Income Funds — 40.5%
Babson Global Floating Rate Fund, Class Y (a)	556,203	5,350,669
MassMutual Premier Core Bond Fund, Class I (a)	6,422,795	72,384,902
MassMutual Premier High Yield Fund, Class I (a)	588,780	5,469,765
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,590,510	16,414,062
MassMutual Premier Money Market Fund, Class R5 (a)	3,739,897	3,739,897
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,875,187	19,595,709
MassMutual Select Strategic Bond Fund, Class I (a)	1,147,538	11,658,991
MassMutual Select Total Return Bond Fund, Class I (a)	1,669,994	16,883,637
Oppenheimer International Bond Fund, Class I (a)	1,479,822	8,508,977

		160,006,609

TOTAL MUTUAL FUNDS (Cost $391,920,367)		395,280,319

TOTAL LONG-TERM INVESTMENTS (Cost $391,920,367)		395,280,319

TOTAL INVESTMENTS — 100.1% (Cost $391,920,367) (c)		395,280,319

Other Assets/(Liabilities) — (0.1)%		(248,281)

NET ASSETS — 100.0%		$395,032,038

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,869,311	$22,581,272
MassMutual Premier Disciplined Value Fund, Class I (a)	1,409,841	22,472,870
MassMutual Premier International Equity Fund, Class I (a)	1,026,513	12,913,533
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	931,777	10,333,412
MassMutual Select Blue Chip Growth Fund, Class I (a)	573,847	10,426,803
MassMutual Select Diversified International Fund, Class I (a)	1,212,942	8,648,277
MassMutual Select Diversified Value Fund, Class I (a)	796,407	11,882,397
MassMutual Select Focused Value Fund, Class I (a)	363,008	8,193,095
MassMutual Select Fundamental Growth Fund, Class I (a)	1,253,529	10,542,175
MassMutual Select Fundamental Value Fund, Class I (a)	627,027	8,841,086
MassMutual Select Growth Opportunities Fund, Class I (a)	734,394	8,944,920
MassMutual Select Large Cap Value Fund, Class I (a)	1,076,015	8,909,401
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	409,114	8,268,191
MassMutual Select Mid-Cap Value Fund, Class I (a)	630,376	9,644,748
MassMutual Select Overseas Fund, Class I (a)	3,068,061	27,060,302
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	240,170	4,224,597
MassMutual Select Small Cap Value Equity Fund, Class I (a)	507,886	8,273,459
MassMutual Select Small Company Growth Fund, Class I (a)	158,135	2,058,919
MassMutual Select Small Company Value Fund, Class I (a)	150,193	2,168,783
MM MSCI EAFE International Index Fund, Class I (a)	1,930,764	25,042,014
MM Russell 2000 Small Cap Index Fund, Class I (a)	773,279	9,913,435
MM S&P Mid Cap Index Fund, Class I (a)	812,675	11,093,015
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,007,664	11,217,167
Oppenheimer Developing Markets Fund, Class I (a)	110,926	3,874,661

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	695,595	$7,456,779
Oppenheimer Real Estate Fund, Class I (a)	46,692	1,256,010

		276,241,321

Fixed Income Funds — 15.7%
Babson Global Floating Rate Fund, Class Y (a)	605,313	5,823,115
MassMutual Premier Core Bond Fund, Class I (a)	1,527,187	17,211,395
MassMutual Premier High Yield Fund, Class I (a)	797,059	7,404,675
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	417,585	4,309,477
MassMutual Premier Money Market Fund, Class R5 (a)	1,593,029	1,593,029
MassMutual Premier Short-Duration Bond Fund, Class I (a)	260,610	2,723,378
MassMutual Select Strategic Bond Fund, Class I (a)	284,349	2,888,988
MassMutual Select Total Return Bond Fund, Class I (a)	404,953	4,094,075
Oppenheimer International Bond Fund, Class I (a)	890,232	5,118,832

		51,166,964

TOTAL MUTUAL FUNDS (Cost $320,691,363)		327,408,285

TOTAL LONG-TERM INVESTMENTS (Cost $320,691,363)		327,408,285

TOTAL INVESTMENTS — 100.1% (Cost $320,691,363) (c)		327,408,285

Other Assets/(Liabilities) — (0.1)%		(190,357)

NET ASSETS — 100.0%		$327,217,928

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 98.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	566,011	$6,837,413
MassMutual Premier Disciplined Value Fund, Class I (a)	427,000	6,806,374
MassMutual Premier International Equity Fund, Class I (a)	404,872	5,093,284
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	378,769	4,200,546
MassMutual Select Blue Chip Growth Fund, Class I (a)	279,673	5,081,649
MassMutual Select Diversified International Fund, Class I (a)	476,288	3,395,935
MassMutual Select Diversified Value Fund, Class I (a)	388,149	5,791,191
MassMutual Select Focused Value Fund, Class I (a)	135,885	3,066,916
MassMutual Select Fundamental Growth Fund, Class I (a)	610,715	5,136,110
MassMutual Select Fundamental Value Fund, Class I (a)	305,609	4,309,093
MassMutual Select Growth Opportunities Fund, Class I (a)	357,848	4,358,594
MassMutual Select Large Cap Value Fund, Class I (a)	524,440	4,342,363
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	163,842	3,311,244
MassMutual Select Mid-Cap Value Fund, Class I (a)	252,633	3,865,278
MassMutual Select Overseas Fund, Class I (a)	1,200,183	10,585,614
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	99,809	1,755,640
MassMutual Select Small Cap Value Equity Fund, Class I (a)	210,778	3,433,574
MassMutual Select Small Company Growth Fund, Class I (a)	65,429	851,881
MassMutual Select Small Company Value Fund, Class I (a)	62,093	896,617
MM MSCI EAFE International Index Fund, Class I (a)	757,730	9,827,763
MM Russell 2000 Small Cap Index Fund, Class I (a)	320,289	4,106,105
MM S&P Mid Cap Index Fund, Class I (a)	326,477	4,456,412
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,803,746	4,040,391
Oppenheimer Developing Markets Fund, Class I (a)	44,515	1,554,899

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	256,426	$2,748,882
Oppenheimer Real Estate Fund, Class I (a)	17,139	461,035

		110,314,803

Fixed Income Funds — 2.0%
Babson Global Floating Rate Fund, Class Y (a)	32,344	311,146
MassMutual Premier Core Bond Fund, Class I (a)	42,295	476,660
MassMutual Premier High Yield Fund, Class I (a)	33,815	314,140
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	20,776	214,412
MassMutual Premier Money Market Fund, Class R5 (a)	181,693	181,693
MassMutual Premier Short-Duration Bond Fund, Class I (a)	12,856	134,348
MassMutual Select Strategic Bond Fund, Class I (a)	13,389	136,035
MassMutual Select Total Return Bond Fund, Class I (a)	16,317	164,965
Oppenheimer International Bond Fund, Class I (a)	54,992	316,203

		2,249,602

TOTAL MUTUAL FUNDS (Cost $111,138,285)		112,564,405

TOTAL LONG-TERM INVESTMENTS (Cost $111,138,285)		112,564,405

TOTAL INVESTMENTS — 100.0% (Cost $111,138,285) (c)		112,564,405

Other Assets/(Liabilities) — (0.0)%		(33,537)

NET ASSETS — 100.0%		$112,530,868

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 36.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	315,944	$3,816,604
MassMutual Premier Disciplined Value Fund, Class I (a)	238,160	3,796,274
MassMutual Premier International Equity Fund, Class I (a)	106,240	1,336,502
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	158,292	1,755,457
MassMutual Select Blue Chip Growth Fund, Class I (a)	37,348	678,622
MassMutual Select Diversified International Fund, Class I (a)	126,273	900,329
MassMutual Select Diversified Value Fund, Class I (a)	51,843	773,494
MassMutual Select Focused Value Fund, Class I (a)	104,108	2,349,709
MassMutual Select Fundamental Growth Fund, Class I (a)	81,612	686,357
MassMutual Select Fundamental Value Fund, Class I (a)	40,817	575,516
MassMutual Select Growth Opportunities Fund, Class I (a)	47,816	582,395
MassMutual Select Large Cap Value Fund, Class I (a)	70,051	580,021
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	42,632	861,592
MassMutual Select Mid-Cap Value Fund, Class I (a)	65,514	1,002,358
MassMutual Select Overseas Fund, Class I (a)	331,583	2,924,563
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	20,852	366,780
MassMutual Select Small Cap Value Equity Fund, Class I (a)	44,383	722,998
MassMutual Select Small Company Growth Fund, Class I (a)	13,927	181,328
MassMutual Select Small Company Value Fund, Class I (a)	13,279	191,742
MM MSCI EAFE International Index Fund, Class I (a)	201,164	2,609,098
MM Russell 2000 Small Cap Index Fund, Class I (a)	68,020	872,015
MM S&P Mid Cap Index Fund, Class I (a)	83,252	1,136,391
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	943,847	2,114,218
Oppenheimer Developing Markets Fund, Class I (a)	18,278	638,460
Oppenheimer Global Real Estate Fund, Class I (a)	125,655	1,347,022

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	8,328	$224,031

		33,023,876

Fixed Income Funds — 63.9%
Babson Global Floating Rate Fund, Class Y (a)	137,827	1,325,900
MassMutual Premier Core Bond Fund, Class I (a)	1,768,544	19,931,489
MassMutual Premier High Yield Fund, Class I (a)	106,951	993,573
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,191,142	12,292,590
MassMutual Premier Money Market Fund, Class R5 (a)	2,978,008	2,978,008
MassMutual Premier Short-Duration Bond Fund, Class I (a)	985,260	10,295,962
MassMutual Select Strategic Bond Fund, Class I (a)	313,601	3,186,187
MassMutual Select Total Return Bond Fund, Class I (a)	468,654	4,738,097
Oppenheimer International Bond Fund, Class I (a)	452,325	2,600,866

		58,342,672

TOTAL MUTUAL FUNDS (Cost $92,693,667)		91,366,548

TOTAL LONG-TERM INVESTMENTS (Cost $92,693,667)		91,366,548

TOTAL INVESTMENTS — 100.0% (Cost $92,693,667) (c)		91,366,548

Other Assets/(Liabilities) — (0.0)%		(39,325)

NET ASSETS — 100.0%		$91,327,223

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 45.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	418,676	$5,057,601
MassMutual Premier Disciplined Value Fund, Class I (a)	316,083	5,038,364
MassMutual Premier International Equity Fund, Class I (a)	161,692	2,034,083
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	182,560	2,024,589
MassMutual Select Blue Chip Growth Fund, Class I (a)	54,219	985,153
MassMutual Select Diversified International Fund, Class I (a)	194,039	1,383,498
MassMutual Select Diversified Value Fund, Class I (a)	75,276	1,123,120
MassMutual Select Focused Value Fund, Class I (a)	117,080	2,642,485
MassMutual Select Fundamental Growth Fund, Class I (a)	118,277	994,711
MassMutual Select Fundamental Value Fund, Class I (a)	59,250	835,432
MassMutual Select Growth Opportunities Fund, Class I (a)	69,356	844,756
MassMutual Select Large Cap Value Fund, Class I (a)	101,743	842,435
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	78,728	1,591,091
MassMutual Select Mid-Cap Value Fund, Class I (a)	121,398	1,857,384
MassMutual Select Overseas Fund, Class I (a)	496,983	4,383,388
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	34,902	613,930
MassMutual Select Small Cap Value Equity Fund, Class I (a)	74,838	1,219,107
MassMutual Select Small Company Growth Fund, Class I (a)	23,572	306,902
MassMutual Select Small Company Value Fund, Class I (a)	22,351	322,751
MM MSCI EAFE International Index Fund, Class I (a)	309,971	4,020,329
MM Russell 2000 Small Cap Index Fund, Class I (a)	115,560	1,481,477
MM S&P Mid Cap Index Fund, Class I (a)	156,338	2,134,014
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,052,142	2,356,799
Oppenheimer Developing Markets Fund, Class I (a)	20,338	710,410
Oppenheimer Global Real Estate Fund, Class I (a)	143,247	1,535,608

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	9,450	$254,215

		46,593,632

Fixed Income Funds — 54.9%
Babson Global Floating Rate Fund, Class Y (a)	163,006	1,568,119
MassMutual Premier Core Bond Fund, Class I (a)	1,919,770	21,635,810
MassMutual Premier High Yield Fund, Class I (a)	147,987	1,374,801
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,132,813	11,690,627
MassMutual Premier Money Market Fund, Class R5 (a)	1,793,365	1,793,365
MassMutual Premier Short-Duration Bond Fund, Class I (a)	717,164	7,494,366
MassMutual Select Strategic Bond Fund, Class I (a)	339,035	3,444,591
MassMutual Select Total Return Bond Fund, Class I (a)	506,965	5,125,420
Oppenheimer International Bond Fund, Class I (a)	457,496	2,630,601

		56,757,700

TOTAL MUTUAL FUNDS (Cost $104,366,258)		103,351,332

TOTAL LONG-TERM INVESTMENTS (Cost $104,366,258)		103,351,332

TOTAL INVESTMENTS — 100.0% (Cost $104,366,258) (c)		103,351,332

Other Assets/(Liabilities) — (0.0)%		(43,897)

NET ASSETS — 100.0%		$103,307,435

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 51.5%
MassMutual Premier Disciplined Growth Fund, Class I (a)	376,702	$4,550,563
MassMutual Premier Disciplined Value Fund, Class I (a)	284,231	4,530,646
MassMutual Premier International Equity Fund, Class I (a)	153,081	1,925,759
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	154,019	1,708,069
MassMutual Select Blue Chip Growth Fund, Class I (a)	53,952	980,303
MassMutual Select Diversified International Fund, Class I (a)	184,672	1,316,712
MassMutual Select Diversified Value Fund, Class I (a)	74,881	1,117,217
MassMutual Select Focused Value Fund, Class I (a)	96,631	2,180,964
MassMutual Select Fundamental Growth Fund, Class I (a)	117,776	990,500
MassMutual Select Fundamental Value Fund, Class I (a)	58,959	831,317
MassMutual Select Growth Opportunities Fund, Class I (a)	69,043	840,944
MassMutual Select Large Cap Value Fund, Class I (a)	101,163	837,630
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	78,196	1,580,349
MassMutual Select Mid-Cap Value Fund, Class I (a)	120,639	1,845,776
MassMutual Select Overseas Fund, Class I (a)	468,663	4,133,604
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	33,873	595,834
MassMutual Select Small Cap Value Equity Fund, Class I (a)	72,830	1,186,397
MassMutual Select Small Company Growth Fund, Class I (a)	22,965	299,007
MassMutual Select Small Company Value Fund, Class I (a)	21,792	314,682
MM MSCI EAFE International Index Fund, Class I (a)	295,061	3,826,944
MM Russell 2000 Small Cap Index Fund, Class I (a)	112,542	1,442,783
MM S&P Mid Cap Index Fund, Class I (a)	155,953	2,128,758
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	879,157	1,969,312
Oppenheimer Developing Markets Fund, Class I (a)	17,630	615,801
Oppenheimer Global Real Estate Fund, Class I (a)	121,510	1,302,583

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	8,083	$217,422

		43,269,876

Fixed Income Funds — 48.5%
Babson Global Floating Rate Fund, Class Y (a)	126,842	1,220,218
MassMutual Premier Core Bond Fund, Class I (a)	1,420,887	16,013,397
MassMutual Premier High Yield Fund, Class I (a)	123,038	1,143,026
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	808,945	8,348,312
MassMutual Premier Money Market Fund, Class R5 (a)	990,847	990,847
MassMutual Premier Short-Duration Bond Fund, Class I (a)	456,922	4,774,838
MassMutual Select Strategic Bond Fund, Class I (a)	250,540	2,545,486
MassMutual Select Total Return Bond Fund, Class I (a)	374,012	3,781,262
Oppenheimer International Bond Fund, Class I (a)	339,722	1,953,399

		40,770,785

TOTAL MUTUAL FUNDS (Cost $85,210,791)		84,040,661

TOTAL LONG-TERM INVESTMENTS (Cost $85,210,791)		84,040,661

TOTAL INVESTMENTS — 100.0% (Cost $85,210,791) (c)		84,040,661

Other Assets/(Liabilities) — (0.0)%		(18,892)

NET ASSETS — 100.0%		$84,021,769

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 66.2%
MassMutual Premier Disciplined Growth Fund, Class I (a)	3,008,434	$36,341,885
MassMutual Premier Disciplined Value Fund, Class I (a)	2,268,737	36,163,665
MassMutual Premier International Equity Fund, Class I (a)	1,314,614	16,537,839
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,328,720	14,735,502
MassMutual Select Blue Chip Growth Fund, Class I (a)	722,384	13,125,723
MassMutual Select Diversified International Fund, Class I (a)	1,561,795	11,135,595
MassMutual Select Diversified Value Fund, Class I (a)	1,002,963	14,964,202
MassMutual Select Focused Value Fund, Class I (a)	671,904	15,164,873
MassMutual Select Fundamental Growth Fund, Class I (a)	1,578,492	13,275,120
MassMutual Select Fundamental Value Fund, Class I (a)	789,624	11,133,699
MassMutual Select Growth Opportunities Fund, Class I (a)	924,660	11,262,355
MassMutual Select Large Cap Value Fund, Class I (a)	1,355,276	11,221,689
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	597,008	12,065,539
MassMutual Select Mid-Cap Value Fund, Class I (a)	919,901	14,074,479
MassMutual Select Overseas Fund, Class I (a)	3,980,334	35,106,543
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	272,189	4,787,812
MassMutual Select Small Cap Value Equity Fund, Class I (a)	583,900	9,511,724
MassMutual Select Small Company Growth Fund, Class I (a)	183,872	2,394,010
MassMutual Select Small Company Value Fund, Class I (a)	174,295	2,516,820
MM MSCI EAFE International Index Fund, Class I (a)	2,488,102	32,270,683
MM Russell 2000 Small Cap Index Fund, Class I (a)	899,543	11,532,135
MM S&P Mid Cap Index Fund, Class I (a)	1,185,852	16,186,875
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	7,468,314	16,729,023
Oppenheimer Developing Markets Fund, Class I (a)	154,735	5,404,899

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	1,038,602	$11,133,814
Oppenheimer Real Estate Fund, Class I (a)	69,672	1,874,181

		380,650,684

Fixed Income Funds — 33.9%
Babson Global Floating Rate Fund, Class Y (a)	829,205	7,976,954
MassMutual Premier Core Bond Fund, Class I (a)	6,194,758	69,814,919
MassMutual Premier High Yield Fund, Class I (a)	923,566	8,579,929
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	3,938,536	40,645,693
MassMutual Premier Money Market Fund, Class R5 (a)	4,872,975	4,872,975
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,285,849	23,887,126
MassMutual Select Strategic Bond Fund, Class I (a)	1,098,935	11,165,179
MassMutual Select Total Return Bond Fund, Class I (a)	1,634,118	16,520,937
Oppenheimer International Bond Fund, Class I (a)	1,998,930	11,493,846

		194,957,558

TOTAL MUTUAL FUNDS (Cost $576,702,401)		575,608,242

TOTAL LONG-TERM INVESTMENTS (Cost $576,702,401)		575,608,242

TOTAL INVESTMENTS — 100.1% (Cost $576,702,401) (c)		575,608,242

Other Assets/(Liabilities) — (0.1)%		(367,983)

NET ASSETS — 100.0%		$575,240,259

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 75.7%
MassMutual Premier Disciplined Growth Fund, Class I (a)	915,422	$11,058,294
MassMutual Premier Disciplined Value Fund, Class I (a)	690,196	11,001,729
MassMutual Premier International Equity Fund, Class I (a)	452,476	5,692,149
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	435,300	4,827,480
MassMutual Select Blue Chip Growth Fund, Class I (a)	250,490	4,551,397
MassMutual Select Diversified International Fund, Class I (a)	535,337	3,816,954
MassMutual Select Diversified Value Fund, Class I (a)	347,693	5,187,577
MassMutual Select Focused Value Fund, Class I (a)	191,049	4,311,981
MassMutual Select Fundamental Growth Fund, Class I (a)	547,421	4,603,808
MassMutual Select Fundamental Value Fund, Class I (a)	273,745	3,859,798
MassMutual Select Growth Opportunities Fund, Class I (a)	320,703	3,906,168
MassMutual Select Large Cap Value Fund, Class I (a)	469,729	3,889,360
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	190,739	3,854,830
MassMutual Select Mid-Cap Value Fund, Class I (a)	294,036	4,498,758
MassMutual Select Overseas Fund, Class I (a)	1,357,331	11,971,661
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	100,534	1,768,398
MassMutual Select Small Cap Value Equity Fund, Class I (a)	213,538	3,478,528
MassMutual Select Small Company Growth Fund, Class I (a)	66,779	869,465
MassMutual Select Small Company Value Fund, Class I (a)	63,535	917,451
MM MSCI EAFE International Index Fund, Class I (a)	851,965	11,049,989
MM Russell 2000 Small Cap Index Fund, Class I (a)	326,120	4,180,860
MM S&P Mid Cap Index Fund, Class I (a)	379,521	5,180,462
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,364,881	5,297,334
Oppenheimer Developing Markets Fund, Class I (a)	49,272	1,721,085

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	329,012	$3,527,008
Oppenheimer Real Estate Fund, Class I (a)	22,106	594,646

		125,617,170

Fixed Income Funds — 24.3%
Babson Global Floating Rate Fund, Class Y (a)	328,304	3,158,282
MassMutual Premier Core Bond Fund, Class I (a)	1,119,036	12,611,535
MassMutual Premier High Yield Fund, Class I (a)	431,359	4,007,328
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	748,058	7,719,959
MassMutual Premier Money Market Fund, Class R5 (a)	1,138,311	1,138,311
MassMutual Premier Short-Duration Bond Fund, Class I (a)	329,113	3,439,236
MassMutual Select Strategic Bond Fund, Class I (a)	201,291	2,045,114
MassMutual Select Total Return Bond Fund, Class I (a)	297,547	3,008,197
Oppenheimer International Bond Fund, Class I (a)	569,376	3,273,911

		40,401,873

TOTAL MUTUAL FUNDS (Cost $168,763,615)		166,019,043

TOTAL LONG-TERM INVESTMENTS (Cost $168,763,615)		166,019,043

TOTAL INVESTMENTS — 100.0% (Cost $168,763,615) (c)		166,019,043

Other Assets/(Liabilities) — (0.0)%		(58,489)

NET ASSETS — 100.0%		$165,960,554

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.2%
MassMutual Premier Disciplined Growth Fund, Class I (a)	3,101,472	$37,465,782
MassMutual Premier Disciplined Value Fund, Class I (a)	2,338,540	37,276,329
MassMutual Premier International Equity Fund, Class I (a)	1,727,579	21,732,949
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,574,541	17,461,659
MassMutual Select Blue Chip Growth Fund, Class I (a)	972,859	17,676,850
MassMutual Select Diversified International Fund, Class I (a)	2,039,807	14,543,821
MassMutual Select Diversified Value Fund, Class I (a)	1,350,858	20,154,803
MassMutual Select Focused Value Fund, Class I (a)	603,501	13,621,020
MassMutual Select Fundamental Growth Fund, Class I (a)	2,126,159	17,880,999
MassMutual Select Fundamental Value Fund, Class I (a)	1,063,430	14,994,364
MassMutual Select Growth Opportunities Fund, Class I (a)	1,245,383	15,168,766
MassMutual Select Large Cap Value Fund, Class I (a)	1,825,537	15,115,445
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	685,748	13,858,961
MassMutual Select Mid-Cap Value Fund, Class I (a)	1,056,870	16,170,115
MassMutual Select Overseas Fund, Class I (a)	5,157,715	45,491,047
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	405,541	7,133,471
MassMutual Select Small Cap Value Equity Fund, Class I (a)	857,417	13,967,323
MassMutual Select Small Company Growth Fund, Class I (a)	266,693	3,472,343
MassMutual Select Small Company Value Fund, Class I (a)	253,630	3,662,418
MM MSCI EAFE International Index Fund, Class I (a)	3,245,923	42,099,616
MM Russell 2000 Small Cap Index Fund, Class I (a)	1,303,569	16,711,754
MM S&P Mid Cap Index Fund, Class I (a)	1,363,053	18,605,674
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	8,374,829	18,759,616
Oppenheimer Developing Markets Fund, Class I (a)	182,992	6,391,900

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	1,162,686	$12,463,997
Oppenheimer Real Estate Fund, Class I (a)	78,276	2,105,616

		463,986,638

Fixed Income Funds — 17.9%
Babson Global Floating Rate Fund, Class Y (a)	1,201,516	11,558,586
MassMutual Premier Core Bond Fund, Class I (a)	2,426,008	27,341,110
MassMutual Premier High Yield Fund, Class I (a)	1,600,502	14,868,662
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,693,839	17,480,419
MassMutual Premier Money Market Fund, Class R5 (a)	3,241,266	3,241,266
MassMutual Premier Short-Duration Bond Fund, Class I (a)	496,498	5,188,402
MassMutual Select Strategic Bond Fund, Class I (a)	446,909	4,540,599
MassMutual Select Total Return Bond Fund, Class I (a)	653,604	6,607,939
Oppenheimer International Bond Fund, Class I (a)	1,789,997	10,292,480

		101,119,463

TOTAL MUTUAL FUNDS (Cost $565,459,975)		565,106,101

TOTAL LONG-TERM INVESTMENTS (Cost $565,459,975)		565,106,101

TOTAL INVESTMENTS — 100.1% (Cost $565,459,975) (c)		565,106,101

Other Assets/(Liabilities) — (0.1)%		(338,610)

NET ASSETS — 100.0%		$564,767,491

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 86.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	669,199	$8,083,918
MassMutual Premier Disciplined Value Fund, Class I (a)	503,770	8,030,090
MassMutual Premier International Equity Fund, Class I (a)	401,619	5,052,369
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	373,688	4,144,205
MassMutual Select Blue Chip Growth Fund, Class I (a)	244,417	4,441,048
MassMutual Select Diversified International Fund, Class I (a)	475,575	3,390,849
MassMutual Select Diversified Value Fund, Class I (a)	339,343	5,062,995
MassMutual Select Focused Value Fund, Class I (a)	138,967	3,136,494
MassMutual Select Fundamental Growth Fund, Class I (a)	535,224	4,501,232
MassMutual Select Fundamental Value Fund, Class I (a)	267,174	3,767,156
MassMutual Select Growth Opportunities Fund, Class I (a)	313,288	3,815,843
MassMutual Select Large Cap Value Fund, Class I (a)	458,445	3,795,926
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	160,980	3,253,410
MassMutual Select Mid-Cap Value Fund, Class I (a)	248,109	3,796,065
MassMutual Select Overseas Fund, Class I (a)	1,199,540	10,579,946
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	96,578	1,698,813
MassMutual Select Small Cap Value Equity Fund, Class I (a)	203,409	3,313,535
MassMutual Select Small Company Growth Fund, Class I (a)	63,476	826,461
MassMutual Select Small Company Value Fund, Class I (a)	60,866	878,906
MM MSCI EAFE International Index Fund, Class I (a)	755,978	9,805,028
MM Russell 2000 Small Cap Index Fund, Class I (a)	308,106	3,949,913
MM S&P Mid Cap Index Fund, Class I (a)	320,800	4,378,919
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,897,378	4,250,127
Oppenheimer Developing Markets Fund, Class I (a)	42,469	1,483,432

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	266,145	$2,853,072
Oppenheimer Real Estate Fund, Class I (a)	17,972	483,440

		108,773,192

Fixed Income Funds — 13.6%
Babson Global Floating Rate Fund, Class Y (a)	189,323	1,821,284
MassMutual Premier Core Bond Fund, Class I (a)	429,182	4,836,877
MassMutual Premier High Yield Fund, Class I (a)	257,911	2,395,994
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	255,666	2,638,471
MassMutual Premier Money Market Fund, Class R5 (a)	640,233	640,233
MassMutual Premier Short-Duration Bond Fund, Class I (a)	85,426	892,702
MassMutual Select Strategic Bond Fund, Class I (a)	80,530	818,184
MassMutual Select Total Return Bond Fund, Class I (a)	117,008	1,182,948
Oppenheimer International Bond Fund, Class I (a)	325,238	1,870,116

		17,096,809

TOTAL MUTUAL FUNDS (Cost $127,519,129)		125,870,001

TOTAL LONG-TERM INVESTMENTS (Cost $127,519,129)		125,870,001

TOTAL INVESTMENTS — 100.0% (Cost $127,519,129) (c)		125,870,001

Other Assets/(Liabilities) — (0.0)%		(42,112)

NET ASSETS — 100.0%		$125,827,889

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 88.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,691,194	$20,429,627
MassMutual Premier Disciplined Value Fund, Class I (a)	1,274,945	20,322,629
MassMutual Premier International Equity Fund, Class I (a)	1,107,041	13,926,571
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,031,547	11,439,855
MassMutual Select Blue Chip Growth Fund, Class I (a)	722,612	13,129,863
MassMutual Select Diversified International Fund, Class I (a)	1,307,192	9,320,276
MassMutual Select Diversified Value Fund, Class I (a)	1,003,497	14,972,178
MassMutual Select Focused Value Fund, Class I (a)	377,779	8,526,468
MassMutual Select Fundamental Growth Fund, Class I (a)	1,579,686	13,285,157
MassMutual Select Fundamental Value Fund, Class I (a)	790,029	11,139,412
MassMutual Select Growth Opportunities Fund, Class I (a)	925,090	11,267,601
MassMutual Select Large Cap Value Fund, Class I (a)	1,356,469	11,231,564
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	447,052	9,034,924
MassMutual Select Mid-Cap Value Fund, Class I (a)	689,153	10,544,043
MassMutual Select Overseas Fund, Class I (a)	3,297,987	29,088,246
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	269,346	4,737,797
MassMutual Select Small Cap Value Equity Fund, Class I (a)	569,040	9,269,665
MassMutual Select Small Company Growth Fund, Class I (a)	176,883	2,303,021
MassMutual Select Small Company Value Fund, Class I (a)	168,282	2,429,988
MM MSCI EAFE International Index Fund, Class I (a)	2,079,833	26,975,433
MM Russell 2000 Small Cap Index Fund, Class I (a)	864,350	11,080,971
MM S&P Mid Cap Index Fund, Class I (a)	889,618	12,143,282
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,080,079	11,379,376
Oppenheimer Developing Markets Fund, Class I (a)	120,168	4,197,467

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	716,021	$7,675,750
Oppenheimer Real Estate Fund, Class I (a)	48,408	1,302,176

		301,153,340

Fixed Income Funds — 12.0%
Babson Global Floating Rate Fund, Class Y (a)	441,970	4,251,749
MassMutual Premier Core Bond Fund, Class I (a)	1,083,496	12,210,995
MassMutual Premier High Yield Fund, Class I (a)	573,673	5,329,423
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	539,099	5,563,506
MassMutual Premier Money Market Fund, Class R5 (a)	1,755,116	1,755,116
MassMutual Premier Short-Duration Bond Fund, Class I (a)	205,067	2,142,955
MassMutual Select Strategic Bond Fund, Class I (a)	204,210	2,074,778
MassMutual Select Total Return Bond Fund, Class I (a)	295,658	2,989,098
Oppenheimer International Bond Fund, Class I (a)	831,398	4,780,537

		41,098,157

TOTAL MUTUAL FUNDS (Cost $340,926,331)		342,251,497

TOTAL LONG-TERM INVESTMENTS (Cost $340,926,331)		342,251,497

TOTAL INVESTMENTS — 100.0% (Cost $340,926,331) (c)		342,251,497

Other Assets/(Liabilities) — (0.0)%		(166,850)

NET ASSETS — 100.0%		$342,084,647

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 92.3%
MassMutual Premier Disciplined Growth Fund, Class I (a)	324,961	$3,925,523
MassMutual Premier Disciplined Value Fund, Class I (a)	244,912	3,903,903
MassMutual Premier International Equity Fund, Class I (a)	231,314	2,909,924
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	220,003	2,439,828
MassMutual Select Blue Chip Growth Fund, Class I (a)	160,401	2,914,483
MassMutual Select Diversified International Fund, Class I (a)	273,261	1,948,351
MassMutual Select Diversified Value Fund, Class I (a)	222,650	3,321,944
MassMutual Select Focused Value Fund, Class I (a)	78,018	1,760,859
MassMutual Select Fundamental Growth Fund, Class I (a)	350,691	2,949,313
MassMutual Select Fundamental Value Fund, Class I (a)	175,329	2,472,135
MassMutual Select Growth Opportunities Fund, Class I (a)	205,441	2,502,277
MassMutual Select Large Cap Value Fund, Class I (a)	300,839	2,490,948
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	93,849	1,896,685
MassMutual Select Mid-Cap Value Fund, Class I (a)	144,770	2,214,985
MassMutual Select Overseas Fund, Class I (a)	687,712	6,065,619
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	57,269	1,007,370
MassMutual Select Small Cap Value Equity Fund, Class I (a)	120,997	1,971,039
MassMutual Select Small Company Growth Fund, Class I (a)	37,598	489,531
MassMutual Select Small Company Value Fund, Class I (a)	35,717	515,752
MM MSCI EAFE International Index Fund, Class I (a)	434,626	5,637,099
MM Russell 2000 Small Cap Index Fund, Class I (a)	183,314	2,350,091
MM S&P Mid Cap Index Fund, Class I (a)	187,430	2,558,421
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,035,421	2,319,343
Oppenheimer Developing Markets Fund, Class I (a)	24,763	864,976
Oppenheimer Global Real Estate Fund, Class I (a)	147,402	1,580,154

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	9,914	$266,697

		63,277,250

Fixed Income Funds — 7.7%
Babson Global Floating Rate Fund, Class Y (a)	53,772	517,291
MassMutual Premier Core Bond Fund, Class I (a)	140,550	1,584,002
MassMutual Premier High Yield Fund, Class I (a)	70,992	659,516
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	59,468	613,705
MassMutual Premier Money Market Fund, Class R5 (a)	263,714	263,714
MassMutual Premier Short-Duration Bond Fund, Class I (a)	26,797	280,029
MassMutual Select Strategic Bond Fund, Class I (a)	27,774	282,181
MassMutual Select Total Return Bond Fund, Class I (a)	39,528	399,630
Oppenheimer International Bond Fund, Class I (a)	113,886	654,845

		5,254,913

TOTAL MUTUAL FUNDS (Cost $69,486,677)		68,532,163

TOTAL LONG-TERM INVESTMENTS (Cost $69,486,677)		68,532,163

TOTAL INVESTMENTS — 100.0% (Cost $69,486,677) (c)		68,532,163

Other Assets/(Liabilities) — (0.0)%		(2,106)

NET ASSETS — 100.0%		$68,530,057

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 96.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	638,685	$7,715,316
MassMutual Premier Disciplined Value Fund, Class I (a)	481,241	7,670,983
MassMutual Premier International Equity Fund, Class I (a)	455,059	5,724,641
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	433,745	4,810,229
MassMutual Select Blue Chip Growth Fund, Class I (a)	315,211	5,727,378
MassMutual Select Diversified International Fund, Class I (a)	537,111	3,829,600
MassMutual Select Diversified Value Fund, Class I (a)	437,793	6,531,867
MassMutual Select Focused Value Fund, Class I (a)	153,483	3,464,102
MassMutual Select Fundamental Growth Fund, Class I (a)	689,449	5,798,262
MassMutual Select Fundamental Value Fund, Class I (a)	344,670	4,859,845
MassMutual Select Growth Opportunities Fund, Class I (a)	403,734	4,917,481
MassMutual Select Large Cap Value Fund, Class I (a)	591,744	4,899,639
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	184,516	3,729,076
MassMutual Select Mid-Cap Value Fund, Class I (a)	284,628	4,354,807
MassMutual Select Overseas Fund, Class I (a)	1,352,453	11,928,635
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	112,463	1,978,217
MassMutual Select Small Cap Value Equity Fund, Class I (a)	237,504	3,868,938
MassMutual Select Small Company Growth Fund, Class I (a)	73,764	960,413
MassMutual Select Small Company Value Fund, Class I (a)	70,262	1,014,581
MM MSCI EAFE International Index Fund, Class I (a)	854,103	11,077,715
MM Russell 2000 Small Cap Index Fund, Class I (a)	359,753	4,612,030
MM S&P Mid Cap Index Fund, Class I (a)	368,255	5,026,678
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,035,868	4,560,345
Oppenheimer Developing Markets Fund, Class I (a)	48,121	1,680,879

	Number of Shares	Value
Oppenheimer Global Real Estate Fund, Class I (a)	289,344	$3,101,768
Oppenheimer Real Estate Fund, Class I (a)	19,568	526,391

		124,369,816

Fixed Income Funds — 4.0%
Babson Global Floating Rate Fund, Class Y (a)	59,985	577,056
MassMutual Premier Core Bond Fund, Class I (a)	127,093	1,432,337
MassMutual Premier High Yield Fund, Class I (a)	73,312	681,072
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	55,859	576,466
MassMutual Premier Money Market Fund, Class R5 (a)	311,830	311,830
MassMutual Premier Short-Duration Bond Fund, Class I (a)	27,729	289,767
MassMutual Select Strategic Bond Fund, Class I (a)	28,696	291,550
MassMutual Select Total Return Bond Fund, Class I (a)	38,953	393,820
Oppenheimer International Bond Fund, Class I (a)	117,889	677,862

		5,231,760

TOTAL MUTUAL FUNDS (Cost $131,202,109)		129,601,576

TOTAL LONG-TERM INVESTMENTS (Cost $131,202,109)		129,601,576

TOTAL INVESTMENTS — 100.0% (Cost $131,202,109) (c)		129,601,576

Other Assets/(Liabilities) — (0.0)%		(19,107)

NET ASSETS — 100.0%		$129,582,469

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

June 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.7%
Equity Funds — 95.7%
MassMutual Premier Disciplined Growth Fund, Class I (a)	50,812	$613,809
MassMutual Premier Disciplined Value Fund, Class I (a)	38,197	608,859
MassMutual Premier International Equity Fund, Class I (a)	35,989	452,743
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	34,962	387,731
MassMutual Select Blue Chip Growth Fund, Class I (a)	25,050	455,162
MassMutual Select Diversified International Fund, Class I (a)	42,757	304,859
MassMutual Select Diversified Value Fund, Class I (a)	34,777	518,876
MassMutual Select Focused Value Fund, Class I (a)	12,209	275,559
MassMutual Select Fundamental Growth Fund, Class I (a)	54,965	462,259
MassMutual Select Fundamental Value Fund, Class I (a)	27,391	386,212
MassMutual Select Growth Opportunities Fund, Class I (a)	32,147	391,548
MassMutual Select Large Cap Value Fund, Class I (a)	46,985	389,036
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	14,651	296,101
MassMutual Select Mid-Cap Value Fund, Class I (a)	22,588	345,600
MassMutual Select Overseas Fund, Class I (a)	107,495	948,108
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	8,952	157,466
MassMutual Select Small Cap Value Equity Fund, Class I (a)	18,904	307,950
MassMutual Select Small Company Growth Fund, Class I (a)	5,904	76,876
MassMutual Select Small Company Value Fund, Class I (a)	5,645	81,521
MM MSCI EAFE International Index Fund, Class I (a)	67,905	880,724
MM Russell 2000 Small Cap Index Fund, Class I (a)	28,472	365,016
MM S&P Mid Cap Index Fund, Class I (a)	29,333	400,398
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	161,402	361,540
Oppenheimer Developing Markets Fund, Class I (a)	3,699	129,190
Oppenheimer Global Real Estate Fund, Class I (a)	23,077	247,384

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	1,595	$42,913

		9,887,440

Fixed Income Funds — 4.0%
Babson Global Floating Rate Fund, Class Y (a)	4,568	43,944
MassMutual Premier Core Bond Fund, Class I (a)	10,244	115,453
MassMutual Premier High Yield Fund, Class I (a)	5,962	55,384
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	4,495	46,389
MassMutual Premier Money Market Fund, Class R5 (a)	24,489	24,489
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,245	23,460
MassMutual Select Strategic Bond Fund, Class I (a)	2,291	23,279
MassMutual Select Total Return Bond Fund, Class I (a)	3,134	31,686
Oppenheimer International Bond Fund, Class I (a)	9,381	53,942

		418,026

TOTAL MUTUAL FUNDS (Cost $10,445,711)		10,305,466

TOTAL LONG-TERM INVESTMENTS (Cost $10,445,711)		10,305,466

TOTAL INVESTMENTS — 99.7% (Cost $10,445,711) (c)		10,305,466

Other Assets/(Liabilities) — 0.3%		31,551

NET ASSETS — 100.0%		$10,337,017

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — affiliated issuers (Note 2 & 7) (a)	$215,379,927	$395,280,319

Total investments	215,379,927	395,280,319

Receivables from:
Investments sold	502,127	690,298
Investment adviser (Note 3)	20,821	13,172
Fund shares sold	66,322	75,264
Interest and dividends	12,524	19,668
Prepaid expenses	57,069	57,915

Total assets	216,038,790	396,136,636

Liabilities:
Payables for:
Investments purchased	12,524	19,668
Fund shares repurchased	565,885	762,027
Trustees’ fees and expenses (Note 3)	28,927	58,394
Affiliates (Note 3):
Administration fees	39,720	63,278
Service fees	77,929	121,383
Shareholder service fees	26,095	45,819
Distribution fees	218	177
Accrued expense and other liabilities	24,690	33,852

Total liabilities	775,988	1,104,598

Net assets	$215,262,802	$395,032,038

Net assets consist of:
Paid-in capital	$217,762,704	$385,136,755
Undistributed (accumulated) net investment income (loss)	(316,999)	(601,815)
Accumulated net realized gain (loss) on investments and foreign currency transactions	298,946	7,137,146
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,481,849)	3,359,952

Net assets	$215,262,802	$395,032,038

(a) Cost of investments — affiliated issuers:	$217,861,776	$391,920,367

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$327,408,285	$112,564,405	$91,366,548	$103,351,332	$84,040,661	$575,608,242

327,408,285	112,564,405	91,366,548	103,351,332	84,040,661	575,608,242

1,219,142	1,070,237	204,045	-	-	-
14,505	16,222	17,903	19,343	18,243	9,459
95,750	26,782	39,766	54,842	23,940	1,204,317
22,803	1,354	4,815	5,723	4,485	30,137
58,147	57,180	51,965	52,887	52,002	57,044

328,818,632	113,736,180	91,685,042	103,484,127	84,139,331	576,909,199

22,803	1,354	4,815	44,793	8,939	60,858
1,311,715	1,094,994	241,829	13,716	19,051	1,169,025
44,934	11,551	37,459	35,885	2,910	124,195

55,083	26,196	22,773	23,963	22,551	83,845
95,495	37,043	19,772	24,514	32,636	119,897
40,186	13,897	7,940	7,804	4,549	40,938
358	128	3,964	5,744	10,235	35,312
30,130	20,149	19,267	20,273	16,691	34,870

1,600,704	1,205,312	357,819	176,692	117,562	1,668,940

$327,217,928	$112,530,868	$91,327,223	$103,307,435	$84,021,769	$575,240,259

$311,032,045	$106,525,342	$108,135,736	$121,006,325	$84,456,820	$570,461,077
(440,338)	(239,324)	1,950,455	2,295,129	(126,593)	12,279,043
9,909,299	4,818,730	(17,431,849)	(18,979,093)	861,672	(6,405,702)
6,716,922	1,426,120	(1,327,119)	(1,014,926)	(1,170,130)	(1,094,159)

$327,217,928	$112,530,868	$91,327,223	$103,307,435	$84,021,769	$575,240,259

$320,691,363	$111,138,285	$92,693,667	$104,366,258	$85,210,791	$576,702,401

23

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class I shares:
Net assets	$175,806	$688,526

Shares outstanding (a)	17,897	69,181

Net asset value, offering price and redemption price per share	$9.82	$9.95

Class R5 shares:
Net assets	$4,545,471	$24,872,821

Shares outstanding (a)	463,135	2,500,348

Net asset value, offering price and redemption price per share	$9.81	$9.95

Service Class shares:
Net assets	$19,882,543	$38,345,035

Shares outstanding (a)	2,028,564	3,851,597

Net asset value, offering price and redemption price per share	$9.80	$9.96

Administrative Class shares:
Net assets	$68,347,996	$141,970,235

Shares outstanding (a)	6,969,322	14,248,557

Net asset value, offering price and redemption price per share	$9.81	$9.96

Class A shares:
Net assets	$121,727,676	$187,850,402

Shares outstanding (a)	12,421,528	18,841,800

Net asset value and redemption price per share	$9.80	$9.97

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.40	$10.58

Class R4 shares:
Net assets	$103,203	$488,851

Shares outstanding (a)	10,544	49,090

Net asset value, offering price and redemption price per share	$9.79	$9.96

Class R3 shares:
Net assets	$480,107	$816,168

Shares outstanding (a)	49,130	82,020

Net asset value, offering price and redemption price per share	$9.77	$9.95

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$326,901	$256,110	$6,348,688	$10,624,716	$9,317,355	$56,640,413

31,876	23,113	570,677	893,360	797,957	4,507,860

$10.26	$11.08	$11.12	$11.89	$11.68	$12.56

$10,278,085	$5,856,624	$1,043,039	$2,034,700	$2,024,558	$8,331,619

1,002,219	528,344	93,928	171,301	173,532	663,761

$10.26	$11.08	$11.10	$11.88	$11.67	$12.55

$25,414,380	$5,093,525	$20,158,867	$28,659,993	$10,195,050	$178,895,789

2,479,675	459,843	1,814,127	2,409,611	873,022	14,255,258

$10.25	$11.08	$11.11	$11.89	$11.68	$12.55

$143,518,702	$43,679,092	$31,575,155	$20,613,339	$9,316,774	$138,243,353

13,988,831	3,942,379	2,842,399	1,736,664	800,078	11,040,899

$10.26	$11.08	$11.11	$11.87	$11.64	$12.52

$146,419,971	$56,878,350	$21,408,587	$27,381,771	$21,576,641	$108,250,685

14,259,695	5,143,984	1,941,063	2,324,555	1,868,256	8,722,566

$10.27	$11.06	$11.03	$11.78	$11.55	$12.41

$10.90	$11.73	$11.70	$12.50	$12.25	$13.17

$113,423	$121,223	$4,406,953	$2,207,014	$13,741,513	$26,741,286

11,064	10,976	401,154	188,272	1,191,009	2,164,149

$10.25	$11.04	$10.99	$11.72	$11.54	$12.36

$1,146,466	$645,944	$6,385,934	$11,785,902	$17,849,878	$58,137,114

111,935	58,551	584,225	1,014,815	1,549,156	4,779,730

$10.24	$11.03	$10.93	$11.61	$11.52	$12.16

25

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Assets:
Investments, at value — affiliated issuers (Note 2 & 7) (a)	$166,019,043	$565,106,101

Total investments	166,019,043	565,106,101

Receivables from:
Investments sold	48,293	736,194
Investment adviser (Note 3)	22,675	10,316
Fund shares sold	55,132	253,803
Interest and dividends	12,166	45,000
Prepaid expenses	54,377	59,066

Total assets	166,211,686	566,210,480

Liabilities:
Payables for:
Investments purchased	12,166	45,000
Fund shares repurchased	102,578	985,474
Trustees’ fees and expenses (Note 3)	4,186	102,169
Affiliates (Note 3):
Administration fees	32,410	82,112
Service fees	54,732	114,931
Shareholder service fees	9,816	38,254
Distribution fees	18,324	41,552
Accrued expense and other liabilities	16,920	33,497

Total liabilities	251,132	1,442,989

Net assets	$165,960,554	$564,767,491

Net assets consist of:
Paid-in capital	$166,391,958	$549,580,393
Undistributed (accumulated) net investment income (loss)	(157,505)	(540,914)
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,470,673	16,081,886
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,744,572)	(353,874)

Net assets	$165,960,554	$564,767,491

(a) Cost of investments — affiliated issuers:	$168,763,615	$565,459,975

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund

$125,870,001	$342,251,497	$68,532,163	$129,601,576	$10,305,466

125,870,001	342,251,497	68,532,163	129,601,576	10,305,466

326,923	-	50,103	-	-
17,562	14,720	20,983	21,317	21,388
38,141	479,089	226,577	262,196	468,336
7,131	16,676	2,061	2,354	170
52,765	56,228	51,609	53,776	44,664

126,312,523	342,818,210	68,883,496	129,941,219	10,840,024

7,131	168,522	2,061	169,189	460,417
364,436	323,892	276,334	93,185	8,044
3,161	62,566	1,718	11,382	179

27,384	51,815	20,177	25,773	12,775
42,236	60,117	24,034	24,357	3,731
7,071	24,048	3,664	7,604	612
16,489	15,343	9,172	7,953	1,648
16,726	27,260	16,279	19,307	15,601

484,634	733,563	353,439	358,750	503,007

$125,827,889	$342,084,647	$68,530,057	$129,582,469	$10,337,017

$125,399,865	$329,548,321	$68,116,973	$126,641,427	$10,357,648
(163,486)	(372,211)	(95,474)	(151,152)	(14,254)
2,240,638	11,583,371	1,463,072	4,692,727	133,868
(1,649,128)	1,325,166	(954,514)	(1,600,533)	(140,245)

$125,827,889	$342,084,647	$68,530,057	$129,582,469	$10,337,017

$127,519,129	$340,926,331	$69,486,677	$131,202,109	$10,445,711

27

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Class I shares:
Net assets	$23,572,906	$62,110,607

Shares outstanding (a)	1,895,072	4,849,204

Net asset value, offering price and redemption price per share	$12.44	$12.81

Class R5 shares:
Net assets	$4,401,848	$8,137,060

Shares outstanding (a)	354,300	636,403

Net asset value, offering price and redemption price per share	$12.42	$12.79

Service Class shares:
Net assets	$19,031,587	$178,703,793

Shares outstanding (a)	1,529,944	13,958,110

Net asset value, offering price and redemption price per share	$12.44	$12.80

Administrative Class shares:
Net assets	$30,003,349	$132,823,295

Shares outstanding (a)	2,417,260	10,385,827

Net asset value, offering price and redemption price per share	$12.41	$12.79

Class A shares:
Net assets	$37,376,051	$93,886,800

Shares outstanding (a)	3,036,884	7,387,761

Net asset value and redemption price per share	$12.31	$12.71

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.06	$13.49

Class R4 shares:
Net assets	$20,510,361	$22,442,586

Shares outstanding (a)	1,667,401	1,770,436

Net asset value, offering price and redemption price per share	$12.30	$12.68

Class R3 shares:
Net assets	$31,064,452	$66,663,350

Shares outstanding (a)	2,529,974	5,323,683

Net asset value, offering price and redemption price per share	$12.28	$12.52

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund

$18,350,852	$50,117,475	$9,855,312	$24,857,392	$358,559

1,439,793	3,941,647	765,108	2,700,983	33,643

$12.75	$12.71	$12.88	$9.20	$10.66

$3,681,915	$2,954,328	$1,813,489	$970,877	$320,985

289,179	232,515	140,933	105,605	30,083

$12.73	$12.71	$12.87	$9.19	$10.67

$13,533,535	$103,591,367	$8,244,847	$36,858,420	$1,372,481

1,052,557	8,146,600	640,333	4,007,018	128,367

$12.86	$12.72	$12.88	$9.20	$10.69

$19,777,486	$89,682,758	$8,894,024	$27,264,821	$1,142,108

1,542,524	7,069,935	692,116	2,965,478	107,152

$12.82	$12.69	$12.85	$9.19	$10.66

$28,772,318	$55,609,445	$15,773,637	$17,951,758	$3,520,265

2,262,166	4,413,360	1,237,413	1,964,860	330,821

$12.72	$12.60	$12.75	$9.14	$10.64

$13.50	$13.37	$13.53	$9.70	$11.29

$12,834,899	$15,526,496	$8,448,233	$8,835,812	$631,491

1,009,519	1,235,991	663,699	968,547	59,402

$12.71	$12.56	$12.73	$9.12	$10.63

$28,876,884	$24,602,778	$15,500,515	$12,843,389	$2,991,128

2,277,073	1,982,766	1,219,562	1,415,747	281,927

$12.68	$12.41	$12.71	$9.07	$10.61

29

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$172,943	$275,585

Total investment income	172,943	275,585

Expenses (Note 3):
Custody fees	17,095	17,081
Audit fees	16,169	16,233
Legal fees	3,413	6,850
Accounting & Administration fees	35,265	36,040
Proxy fees	510	510
Shareholder reporting fees	7,045	10,605
Trustees’ fees	7,204	14,020
Registration and filing fees	31,616	31,873
Transfer agent fees	1,487	1,488

	119,804	134,700
Administration fees:
Class R5	2,136	12,322
Service Class	15,376	31,449
Administrative Class	50,527	106,450
Class A	93,501	147,061
Class R4	103	387
Class R3	237	213
Distribution fees:
Class R3	297	266
Service fees:
Class A	155,835	245,102
Class R4	129	483
Class R3	297	266
Shareholder service fees:
Service Class	5,125	10,483
Administrative Class	50,527	106,450
Class A	93,501	147,061

Total expenses	587,395	942,693
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(84)	(95)
Class R5 fees reimbursed by adviser	(1,934)	(3,259)
Service Class fees reimbursed by adviser	(9,244)	(5,496)
Administrative Class fees reimbursed by adviser	(30,444)	(18,764)
Class A fees reimbursed by adviser	(56,205)	(25,818)
Class R4 fees reimbursed by adviser	(47)	(52)
Class R3 fees reimbursed by adviser	(112)	(35)

Net expenses	489,325	889,174

Net investment income (loss)	(316,382)	(613,589)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	(219,372)	1,024,459

Net realized gain (loss)	(219,372)	1,024,459

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	2,106,255	5,741,872

Net change in unrealized appreciation (depreciation)	2,106,255	5,741,872

Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,886,883	6,766,331

Net increase (decrease) in net assets resulting from operations	$1,570,501	$6,152,742

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$245,066	$35,458	$69,057	$76,361	$54,287	$396,658

245,066	35,458	69,057	76,361	54,287	396,658

16,665	16,654	17,090	17,090	17,081	17,095
16,207	16,133	16,125	16,131	16,117	16,279
5,471	1,703	1,331	1,710	408	7,443
35,715	34,865	34,201	34,291	34,904	35,977
510	510	511	510	510	510
9,135	5,135	4,729	5,009	4,363	13,028
11,179	3,687	2,973	3,541	1,807	17,650
31,946	31,428	28,809	29,240	26,738	30,921
1,488	1,488	1,488	1,488	1,488	1,488

128,316	111,603	107,257	109,010	103,416	140,391

5,110	2,779	451	798	780	2,775
20,032	4,089	16,150	24,034	7,417	142,799
106,590	32,471	24,562	17,417	7,492	106,843
114,278	44,060	16,259	20,383	15,529	79,006
107	116	3,047	2,126	13,025	22,941
348	159	5,986	8,604	14,384	53,930

434	198	7,482	10,754	17,981	67,413

190,464	73,434	27,098	33,971	25,882	131,677
133	145	3,809	2,657	16,281	28,676
434	198	7,482	10,754	17,981	67,413

6,677	1,363	5,383	8,011	2,472	47,600
106,590	32,471	24,562	17,417	7,492	106,844
114,279	44,060	16,259	20,383	15,529	79,006

793,792	347,146	265,787	286,319	265,661	1,077,314

(60)	(175)	(4,807)	(9,289)	(8,082)	(2,454)
(1,906)	(3,516)	(790)	(1,326)	(1,624)	(284)
(4,964)	(3,446)	(18,803)	(26,530)	(10,246)	(8,342)
(26,512)	(27,386)	(28,604)	(19,230)	(10,332)	(6,435)
(28,341)	(37,141)	(18,936)	(22,523)	(21,451)	(4,848)
(20)	(73)	(2,665)	(1,762)	(13,505)	(1,115)
(73)	(104)	(5,229)	(7,153)	(14,976)	(2,507)

731,916	275,305	185,953	198,506	185,445	1,051,329

(486,850)	(239,847)	(116,896)	(122,145)	(131,158)	(654,671)

1,692,212	971,034	(217,798)	(126,797)	(152,768)	1,499,111

1,692,212	971,034	(217,798)	(126,797)	(152,768)	1,499,111

6,075,375	2,021,301	1,095,426	1,525,436	1,177,066	8,627,776

6,075,375	2,021,301	1,095,426	1,525,436	1,177,066	8,627,776

7,767,587	2,992,335	877,628	1,398,639	1,024,298	10,126,887

$7,280,737	$2,752,488	$760,732	$1,276,494	$893,140	$9,472,216

31

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$120,256	$455,780

Total investment income	120,256	455,780

Expenses (Note 3):
Custody fees	17,082	16,664
Audit fees	16,136	16,276
Legal fees	584	6,816
Accounting & Administration fees	35,090	35,929
Proxy fees	510	510
Shareholder reporting fees	5,271	12,822
Trustees’ fees	3,092	16,979
Registration and filing fees	27,549	31,354
Transfer agent fees	1,488	1,488

	106,802	138,838
Administration fees:
Class R5	2,057	2,550
Service Class	12,159	143,657
Administrative Class	21,449	101,872
Class A	25,113	66,993
Class R4	19,516	20,718
Class R3	25,821	63,374
Distribution fees:
Class R3	32,276	79,218
Service fees:
Class A	41,856	111,655
Class R4	24,395	25,897
Class R3	32,276	79,218
Shareholder service fees:
Service Class	4,053	47,886
Administrative Class	21,448	101,872
Class A	25,113	66,993

Total expenses	394,334	1,050,741
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(12,615)	(2,796)
Class R5 fees reimbursed by adviser	(2,797)	(277)
Service Class fees reimbursed by adviser	(11,037)	(8,470)
Administrative Class fees reimbursed by adviser	(19,437)	(6,264)
Class A fees reimbursed by adviser	(22,767)	(4,285)
Class R4 fees reimbursed by adviser	(13,265)	(1,005)
Class R3 fees reimbursed by adviser	(17,568)	(3,030)

Net expenses	294,848	1,024,614

Net investment income (loss)	(174,592)	(568,834)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	(201,494)	3,749,380

Net realized gain (loss)	(201,494)	3,749,380

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	2,825,428	9,331,914

Net change in unrealized appreciation (depreciation)	2,825,428	9,331,914

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,623,934	13,081,294

Net increase (decrease) in net assets resulting from operations	$2,449,342	$12,512,460

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund

$75,273	$214,119	$29,479	$47,458	$3,286

75,273	214,119	29,479	47,458	3,286

16,662	16,670	16,670	16,670	16,638
16,126	16,207	16,111	16,134	16,098
467	4,399	245	1,394	21
34,968	35,109	34,826	34,256	34,727
510	510	510	510	510
4,670	9,153	4,021	5,211	3,236
2,248	10,577	1,208	3,618	134
26,978	30,501	26,614	29,374	28,716
1,488	1,489	1,488	1,488	1,488

104,117	124,615	101,693	108,655	101,568

1,537	985	860	410	139
8,282	86,602	5,476	29,169	917
14,553	67,263	5,809	19,570	688
18,785	39,766	10,427	11,827	1,559
11,464	13,984	7,235	8,125	668
22,641	23,823	12,761	12,615	2,199

28,301	29,778	15,951	15,769	2,749

31,309	66,277	17,377	19,711	2,598
14,330	17,480	9,044	10,157	835
28,301	29,778	15,951	15,769	2,749

2,761	28,867	1,825	9,723	306
14,553	67,263	5,809	19,570	688
18,785	39,766	10,427	11,827	1,559

319,719	636,247	220,645	292,897	119,222

(10,692)	(7,795)	(13,346)	(17,322)	(2,790)
(2,214)	(336)	(2,798)	(635)	(3,732)
(7,950)	(18,013)	(11,883)	(29,902)	(16,396)
(13,840)	(14,473)	(12,606)	(20,133)	(12,298)
(17,967)	(8,669)	(22,624)	(12,184)	(27,890)
(8,238)	(2,307)	(11,778)	(6,271)	(8,965)
(16,356)	(3,859)	(20,771)	(9,736)	(29,497)

242,462	580,795	124,839	196,714	17,654

(167,189)	(366,676)	(95,360)	(149,256)	(14,368)

(71,298)	3,430,876	46,134	924,678	(29,544)

(71,298)	3,430,876	46,134	924,678	(29,544)

2,235,940	5,260,818	1,215,729	2,305,358	135,893

2,235,940	5,260,818	1,215,729	2,305,358	135,893

2,164,642	8,691,694	1,261,863	3,230,036	106,349

$1,997,453	$8,325,018	$1,166,503	$3,080,780	$91,981

33

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(316,382)	$4,365,036
Net realized gain (loss) on investment transactions	(219,372)	10,211,221
Net change in unrealized appreciation (depreciation) on investments	2,106,255	(6,588,374)

Net increase (decrease) in net assets resulting from operations	1,570,501	7,987,883

Distributions to shareholders (Note 2):
From net investment income:
Class I*	-	(5,781)
Class R5	-	(106,126)
Service Class	-	(577,477)
Administrative Class	-	(1,625,210)
Class A	-	(2,965,531)
Class R4*	-	(2,577)
Class R3*	-	(2,384)

Total distributions from net investment income	-	(5,285,086)

From net realized gains:
Class I*	-	(7,429)
Class R5	-	(161,105)
Service Class	-	(864,969)
Administrative Class	-	(2,659,331)
Class A	-	(5,519,000)
Class R4*	-	(4,325)
Class R3*	-	(4,321)

Total distributions from net realized gains	-	(9,220,480)

Net fund share transactions (Note 5):
Class I*	(30,008)	215,473
Class R5	594,242	971,623
Service Class	(1,891,065)	9,595,181
Administrative Class	5,522,128	2,432,237
Class A	(4,560,629)	(2,875,411)
Class R4*	100	107,002
Class R3*	381,882	106,705

Increase (decrease) in net assets from fund share transactions	16,650	10,552,810

Total increase (decrease) in net assets	1,587,151	4,035,127
Net assets
Beginning of period	213,675,651	209,640,524

End of period	$215,262,802	$213,675,651

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(316,999)	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(617)

*	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART Moderate Fund		MassMutual RetireSMART Moderate Growth Fund		MassMutual RetireSMART Growth Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(613,589)	$7,537,415	$(486,850)	$5,386,892	$(239,847)	$1,480,778
1,024,459	41,158,512	1,692,212	46,078,664	971,034	16,131,895
5,741,872	(32,833,992)	6,075,375	(40,495,971)	2,021,301	(14,001,197)

6,152,742	15,861,935	7,280,737	10,969,585	2,752,488	3,611,476

-	(20,479)	-	(8,710)	-	(7,476)
-	(662,843)	-	(263,126)	-	(129,949)
-	(1,311,867)	-	(741,792)	-	(133,738)
-	(3,598,318)	-	(3,385,517)	-	(879,198)
-	(4,591,017)	-	(3,480,392)	-	(1,174,417)
-	(2,547)	-	(2,455)	-	(2,158)
-	(2,352)	-	(2,261)	-	(1,964)

-	(10,189,423)	-	(7,884,253)	-	(2,328,900)

-	(49,649)	-	(32,178)	-	(30,649)
-	(2,057,321)	-	(1,197,944)	-	(696,100)
-	(4,528,612)	-	(3,600,715)	-	(716,306)
-	(12,593,588)	-	(16,883,776)	-	(4,969,620)
-	(18,110,223)	-	(20,273,277)	-	(7,513,295)
-	(9,043)	-	(12,596)	-	(12,537)
-	(9,037)	-	(12,587)	-	(12,529)

-	(37,357,473)	-	(42,013,073)	-	(13,951,036)

(48,137)	801,339	1,825	360,535	(60,149)	348,381
490,525	8,561,105	70,401	6,457,124	219,207	1,986,478
(11,815,162)	21,784,241	(4,029,476)	14,524,346	(989,976)	3,102,085
1,331,232	(1,577,332)	5,246,641	19,998,297	2,432,319	9,349,154
(14,884,243)	(1,211,211)	(14,056,099)	(8,032,034)	(4,725,814)	5,824,208
388,423	111,691	9,531	115,152	16,189	114,797
719,807	111,589	1,059,878	114,948	548,367	114,693

(23,817,555)	28,581,422	(11,697,299)	33,538,368	(2,559,857)	20,839,796

(17,664,813)	(3,103,539)	(4,416,562)	(5,389,373)	192,631	8,171,336

412,696,851	415,800,390	331,634,490	337,023,863	112,338,237	104,166,901

$395,032,038	$412,696,851	$327,217,928	$331,634,490	$112,530,868	$112,338,237

$(601,815)	$11,774	$(440,338)	$46,512	$(239,324)	$523

$-	$-	$-	$-	$-	$-

35

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART In Retirement Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(116,896)	$1,715,159
Net realized gain (loss) on investment transactions	(217,798)	5,010,817
Net change in unrealized appreciation (depreciation) on investments	1,095,426	(3,732,101)

Net increase (decrease) in net assets resulting from operations	760,732	2,993,875

Distributions to shareholders (Note 2):
From net investment income:
Class I*	-	(117,788)
Class R5*	-	(2,570)
Service Class	-	(497,033)
Administrative Class	-	(845,297)
Class A	-	(418,614)
Class R4*	-	(37,529)
Class R3	-	(74,994)

Total distributions from net investment income	-	(1,993,825)

From net realized gains:
Class I*	-	-
Class R5*	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4*	-	-
Class R3	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class I*	1,705,800	4,751,162
Class R5*	77,304	953,538
Service Class	(2,104,484)	(4,960,780)
Administrative Class	(2,396,328)	16,113,112
Class L**	-	(19,982,035)
Class A	556,015	(257,611)
Class R4*	2,662,285	1,795,829
Class R3	1,259,683	5,076,219

Increase (decrease) in net assets from fund share transactions	1,760,275	3,489,434

Total increase (decrease) in net assets	2,521,007	4,489,484
Net assets
Beginning of period	88,806,216	84,316,732

End of period	$91,327,223	$88,806,216

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,950,455	$2,067,351

Distributions in excess of net investment income included in net assets at end of period	$-	$-

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART 2010 Fund		MassMutual RetireSMART 2015 Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(122,145)	$1,924,922	$(131,158)	$1,085,830
(126,797)	8,642,570	(152,768)	2,254,302
1,525,436	(6,322,365)	1,177,066	(2,480,490)

1,276,494	4,245,127	893,140	859,642

-	(320,644)	-	(162,562)
-	(3,036)	-	(33,358)
-	(913,758)	-	(207,145)
-	(616,051)	-	(278,088)
-	(587,758)	-	(225,888)
-	(59,476)	-	(263,006)
-	(208,865)	-	(247,325)*

-	(2,709,588)	-	(1,417,372)

-	-	-	(131,614)
-	-	-	(17,358)
-	-	-	(208,058)
-	-	-	(255,567)
-	-	-	(235,778)
-	-	-	(260,433)
-	-	-	(250,601)*

-	-	-	(1,359,409)

(864,179)	11,700,658	3,149,159	6,402,167
467,048	1,565,758	833,675	1,235,259
(3,223,036)	(32,964,754)	1,596,110	(2,242,791)
(3,607,163)	12,989,063	(1,936,089)	11,246,090
-	(10,487,566)	-	(3,534,346)
5,223,088	(991,646)	11,164,117	4,391,600
261,403	1,984,492	2,359,888	11,745,598
3,709,732	7,151,902	6,116,579	12,156,710 *

1,966,893	(9,052,093)	23,283,439	41,400,287

3,243,387	(7,516,554)	24,176,579	39,483,148

100,064,048	107,580,602	59,845,190	20,362,042

$103,307,435	$100,064,048	$84,021,769	$59,845,190

$2,295,129	$2,417,274	$(126,593)	$4,565

$-	$-	$-	$-

37

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2020 Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(654,671)	$9,480,980
Net realized gain (loss) on investment transactions	1,499,111	57,944,604
Net change in unrealized appreciation (depreciation) on investments	8,627,776	(49,347,063)

Net increase (decrease) in net assets resulting from operations	9,472,216	18,078,521

Distributions to shareholders (Note 2):
From net investment income:
Class I*	-	(923,254)
Class R5*	-	(2,533)
Service Class	-	(4,217,250)
Administrative Class	-	(3,197,654)
Class A	-	(1,961,413)
Class R4*	-	(353,136)
Class R3	-	(1,024,492)

Total distributions from net investment income	-	(11,679,732)

From net realized gains:
Class I*	-	-
Class R5*	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4*	-	-
Class R3	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class I*	9,456,544	47,460,119
Class R5*	3,616,827	4,675,140
Service Class	(13,866,024)	(47,990,477)
Administrative Class	(6,588,176)	98,051,234
Class L**	-	(89,483,969)
Class A	19,074,010	(5,927,912)
Class R4*	8,891,528	18,004,634
Class R3	8,151,215	47,258,238

Increase (decrease) in net assets from fund share transactions	28,735,924	72,047,007

Total increase (decrease) in net assets	38,208,140	78,445,796
Net assets
Beginning of period	537,032,119	458,586,323

End of period	$575,240,259	$537,032,119

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$12,279,043	$12,933,714

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART 2025 Fund		MassMutual RetireSMART 2030 Fund		MassMutual RetireSMART 2035 Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(174,592)	$1,831,779	$(568,834)	$8,947,459	$(167,189)	$1,188,027
(201,494)	5,117,085	3,749,380	62,162,574	(71,298)	4,528,709
2,825,428	(6,151,367)	9,331,914	(55,964,303)	2,235,940	(4,796,808)

2,449,342	797,497	12,512,460	15,145,730	1,997,453	919,928

-	(374,741)	-	(2,175,304)	-	(286,746)
-	(119,272)	-	(116,978)	-	(70,437)
-	(245,928)	-	(7,601,321)	-	(159,824)
-	(629,140)	-	(5,220,216)	-	(426,599)
-	(382,284)	-	(3,028,054)	-	(249,986)
-	(368,593)	-	(712,810)	-	(182,471)
-	(436,673)*	-	(2,223,599)	-	(342,716)*

-	(2,556,631)	-	(21,078,282)	-	(1,718,779)

-	(332,873)	-	(131,039)	-	(366,251)
-	(69,378)	-	(10,601)	-	(60,953)
-	(224,103)	-	(457,063)	-	(214,174)
-	(629,674)	-	(325,433)	-	(572,686)
-	(386,670)	-	(185,017)	-	(373,417)
-	(341,266)	-	(43,204)	-	(244,667)
-	(428,587)*	-	(144,098)	-	(495,270)*

-	(2,412,551)	-	(1,296,455)	-	(2,327,418)

9,102,427	14,950,622	7,552,276	55,860,111	6,576,998	12,160,626
(30,127)	4,592,788	3,750,368	4,491,249	817,212	2,970,316
8,522,630	(1,370,191)	(13,477,974)	(22,932,383)	6,171,126	(2,470,886)
3,058,487	26,619,717	(4,206,740)	88,658,829	1,031,211	17,816,693
-	(7,277,306)	-	(73,642,028)	-	(4,821,324)
19,874,102	10,380,395	19,176,551	(4,335,541)	16,238,773	6,030,011
3,687,269	17,294,014	3,981,444	18,892,276	3,944,365	9,167,391
11,712,984	19,970,607 *	8,005,804	56,129,770	12,538,943	16,906,823 *

55,927,772	85,160,646	24,781,729	123,122,283	47,318,628	57,759,650

58,377,114	80,988,961	37,294,189	115,893,276	49,316,081	54,633,381

107,583,440	26,594,479	527,473,302	411,580,026	76,511,808	21,878,427

$165,960,554	$107,583,440	$564,767,491	$527,473,302	$125,827,889	$76,511,808

$(157,505)	$17,087	$(540,914)	$27,920	$(163,486)	$3,703

39

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2040 Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(366,676)	$5,135,358
Net realized gain (loss) on investment transactions	3,430,876	40,371,078
Net change in unrealized appreciation (depreciation) on investments	5,260,818	(35,358,199)

Net increase (decrease) in net assets resulting from operations	8,325,018	10,148,237

Distributions to shareholders (Note 2):
From net investment income:
Class I *	-	(1,671,092)
Class R5 *	-	(46,756)
Service Class	-	(4,127,853)
Administrative Class	-	(3,026,329)
Class A	-	(1,547,925)
Class R4 *	-	(434,195)
Class R3	-	(690,600)

Total distributions from net investment income	-	(11,544,750)

From net realized gains:
Class I *	-	(1,272,067)
Class R5 *	-	(50,240)
Service Class	-	(3,175,407)
Administrative Class	-	(2,405,757)
Class A	-	(1,235,311)
Class R4 *	-	(337,421)
Class R3	-	(607,271)

Total distributions from net realized gains	-	(9,083,474)

Net fund share transactions (Note 5):
Class I *	3,557,764	48,492,693
Class R5 *	1,151,281	1,886,371
Service Class	(14,982,357)	(22,243,011)
Administrative Class	1,771,947	60,491,759
Class L **	-	(49,444,833)
Class A	11,468,291	(3,128,362)
Class R4 *	3,276,141	12,753,693
Class R3	2,564,601	19,215,508

Increase (decrease) in net assets from fund share transactions	8,807,668	68,023,818

Total increase (decrease) in net assets	17,132,686	57,543,831

Net assets
Beginning of period	324,951,961	267,408,130

End of period	$342,084,647	$324,951,961

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(372,211)	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(5,535)

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 14, 2014.

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2045 Fund		MassMutual RetireSMART 2050 Fund		MassMutual RetireSMART 2055 Fund
Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

$(95,360)	$597,530	$(149,256)	$1,659,110	$(14,368)	$68,861
46,134	2,652,699	924,678	13,270,996	(29,544)	244,026
1,215,729	(2,813,190)	2,305,358	(11,461,939)	135,893	(289,073)

1,166,503	437,039	3,080,780	3,468,167	91,981	23,814

-	(158,695)	-	(482,529)	-	(2,705)
-	(40,020)	-	(19,742)	-	(6,304)
-	(117,304)	-	(829,072)	-	(22,101)
-	(138,816)	-	(520,786)	-	(17,227)
-	(142,448)	-	(230,895)	-	(12,819)
-	(91,143)	-	(155,371)	-	(15,420)
-	(193,328)*	-	(234,218)	-	(26,060)*

-	(881,754)	-	(2,472,613)	-	(102,636)

-	(221,767)	-	(1,814,609)	-	(2,260)
-	(38,504)	-	(55,857)	-	(3,852)
-	(173,726)	-	(3,626,240)	-	(21,434)
-	(204,530)	-	(2,205,837)	-	(15,575)
-	(227,829)	-	(1,236,814)	-	(10,236)
-	(132,241)	-	(679,951)	-	(8,796)
-	(293,553)*	-	(1,026,123)	-	(22,146)*

-	(1,292,150)	-	(10,645,431)	-	(84,299)

3,080,550	6,990,844	4,360,422	22,265,641	255,020	105,068
103,464	1,768,264	165,419	870,555	46,577	277,766
2,734,421	(125,215)	(2,399,766)	(9,555,379)	276,126	332,349
2,438,914	6,220,485	2,781,769	16,101,237	351,194	689,997
-	(1,439,247)	-	(8,827,755)	-	(107,383)
8,232,083	3,836,142	5,575,544	3,412,933	2,872,487	550,435
2,993,350	5,566,091	1,529,615	7,907,827	(95,546)	751,803
5,683,789	10,158,576 *	723,913	10,507,368	1,664,401	1,361,431 *

25,266,571	32,975,940	12,736,916	42,682,427	5,370,259	3,961,466

26,433,074	31,239,075	15,817,696	33,032,550	5,462,240	3,798,345

42,096,983	10,857,908	113,764,773	80,732,223	4,874,777	1,076,432

$68,530,057	$42,096,983	$129,582,469	$113,764,773	$10,337,017	$4,874,777

$(95,474)	$-	$(151,152)	$-	$(14,254)	$114

$-	$(114)	$-	$(1,896)	$-	$-

41

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$9.73	$0.01	$0.08	$0.09	$-	$-	$-	$9.82	0.92%	[b]	$176	0.11%	[a]	0.02%	[a]	0.14%	[a]
12/31/14[h]	10.19	0.34	(0.07)	0.27	(0.29)	(0.44)	(0.73)	9.73	2.62%	[b]	204	0.09%	[a]	0.02%	[a]	4.32%	[a]
Class R5
06/30/15[r]	$9.73	$0.00 [d]	$0.08	$0.08	$-	$-	$-	$9.81	0.82%	[b]	$4,545	0.21%	[a]	0.12%	[a]	0.04%	[a]
12/31/14	10.03	0.25	0.17	0.42	(0.28)	(0.44)	(0.72)	9.73	4.15%		3,921	0.18%		0.13%		2.44%
12/31/13	10.14	0.34	0.29	0.63	(0.29)	(0.45)	(0.74)	10.03	6.29%		3,073	0.15%		N/A		3.23%
12/31/12	9.70	0.25	0.63	0.88	(0.27)	(0.17)	(0.44)	10.14	9.14%		2,774	0.13%		N/A		2.46%
12/31/11[g]	10.00	0.24	(0.21)	0.03	(0.31)	(0.02)	(0.33)	9.70	0.33%	[b]	100	0.14%	[a]	N/A		4.44%	[a]
Service Class
06/30/15[r]	$9.72	$(0.00)[d]	$0.08	$0.08	$-	$-	$-	$9.80	0.82%	[b]	$19,883	0.31%	[a]	0.22%	[a]	(0.06%	)[a]
12/31/14	10.03	0.29	0.12	0.41	(0.28)	(0.44)	(0.72)	9.72	3.99%		21,586	0.27%		0.21%		2.84%
12/31/13	10.14	0.49	0.14	0.63	(0.29)	(0.45)	(0.74)	10.03	6.29%		12,812	0.19%		N/A		4.64%
12/31/12	9.69	0.23	0.66	0.89	(0.27)	(0.17)	(0.44)	10.14	9.21%		3,110	0.17%		N/A		2.29%
12/31/11[g]	10.00	1.42	(1.40)	0.02	(0.31)	(0.02)	(0.33)	9.69	0.24%	[b]	2,684	0.18%	[a]	N/A		26.89%	[a]
Administrative Class
06/30/15[r]	$9.73	$(0.01)	$0.09	$0.08	$-	$-	$-	$9.81	0.82%	[b]	$68,348	0.41%	[a]	0.32%	[a]	(0.16%	)[a]
12/31/14	10.04	0.22	0.17	0.39	(0.26)	(0.44)	(0.70)	9.73	3.87%		62,351	0.36%		0.31%		2.19%
12/31/13	10.14	0.18	0.44	0.62	(0.27)	(0.45)	(0.72)	10.04	6.22%		61,817	0.27%		N/A		1.78%
12/31/12	9.70	0.21	0.66	0.87	(0.26)	(0.17)	(0.43)	10.14	9.01%		73,765	0.25%		N/A		2.10%
12/31/11[g]	10.00	0.23	(0.21)	0.02	(0.30)	(0.02)	(0.32)	9.70	0.26%	[b]	97,539	0.26%	[a]	N/A		4.26%	[a]
Class A
06/30/15[r]	$9.74	$(0.02)	$0.08	$0.06	$-	$-	$-	$9.80	0.62%	[b]	$121,728	0.66%	[a]	0.57%	[a]	(0.41%	)[a]
12/31/14	10.04	0.19	0.19	0.38	(0.24)	(0.44)	(0.68)	9.74	3.69%		125,410	0.61%		0.56%		1.83%
12/31/13	10.14	0.16	0.43	0.59	(0.24)	(0.45)	(0.69)	10.04	5.92%		131,939	0.52%		N/A		1.51%
12/31/12	9.70	0.18	0.67	0.85	(0.24)	(0.17)	(0.41)	10.14	8.73%		163,625	0.50%		N/A		1.75%
12/31/11[g]	10.00	0.22	(0.21)	0.01	(0.29)	(0.02)	(0.31)	9.70	0.14%	[b]	166,103	0.51%	[a]	N/A		4.17%	[a]
Class R4
06/30/15[r]	$9.72	$(0.02)	$0.09	$0.07	$-	$-	$-	$9.79	0.72%	[b]	$103	0.56%	[a]	0.47%	[a]	(0.31%	)[a]
12/31/14[h]	10.18	0.21	0.03	0.24	(0.26)	(0.44)	(0.70)	9.72	2.29%	[b]	102	0.54%	[a]	0.47%	[a]	2.76%	[a]
Class R3
06/30/15[r]	$9.72	$(0.03)	$0.08	$0.05	$-	$-	$-	$9.77	0.51%	[b]	$480	0.81%	[a]	0.72%	[a]	(0.54%	)[a]
12/31/14[h]	10.18	0.19	0.03	0.22	(0.24)	(0.44)	(0.68)	9.72	2.10%	[b]	102	0.79%	[a]	0.72%	[a]	2.51%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011
Portfolio turnover rate	18%	31%	37%	37%	20%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$9.79	$0.00 [d]	$0.16	$0.16	$-	$-	$-	$9.95	1.63%	[b]	$689	0.07%	[a]	0.04%	[a]	0.10%	[a]
12/31/14[h]	10.76	0.42	(0.12)	0.30	(0.31)	(0.96)	(1.27)	9.79	2.65%	[b]	725	0.06%	[a]	0.04%	[a]	5.19%	[a]
Class R5
06/30/15[r]	$9.79	$(0.00)[d]	$0.16	$0.16	$-	$-	$-	$9.95	1.63%	[b]	$24,873	0.17%	[a]	0.14%	[a]	(0.00%	)[a,e]
12/31/14	10.61	0.26	0.18	0.44	(0.30)	(0.96)	(1.26)	9.79	4.01%		24,005	0.16%		0.15%		2.38%
12/31/13	10.25	0.45	1.02	1.47	(0.32)	(0.79)	(1.11)	10.61	14.56%		17,345	0.17%		N/A		4.07%
12/31/12	9.51	0.33	0.86	1.19	(0.24)	(0.21)	(0.45)	10.25	12.48%		2,649	0.13%		N/A		3.22%
12/31/11[g]	10.00	0.20	(0.43)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.28%	)[b]	98	0.13%	[a]	N/A		3.82%	[a]
Service Class
06/30/15[r]	$9.81	$(0.01)	$0.16	$0.15	$-	$-	$-	$9.96	1.53%	[b]	$38,345	0.27%	[a]	0.24%	[a]	(0.11%	)[a]
12/31/14	10.62	0.24	0.19	0.43	(0.28)	(0.96)	(1.24)	9.81	4.01%		49,324	0.25%		0.23%		2.24%
12/31/13	10.26	0.50	0.97	1.47	(0.32)	(0.79)	(1.11)	10.62	14.53%		31,677	0.21%		N/A		4.47%
12/31/12	9.51	0.21	0.98	1.19	(0.23)	(0.21)	(0.44)	10.26	12.53%		4,549	0.17%		N/A		2.10%
12/31/11[g]	10.00	0.83	(1.06)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.26%	)[b]	3,395	0.17%	[a]	N/A		16.08%	[a]
Administrative Class
06/30/15[r]	$9.82	$(0.01)	$0.15	$0.14	$-	$-	$-	$9.96	1.43%	[b]	$141,970	0.37%	[a]	0.34%	[a]	(0.20%	)[a]
12/31/14	10.63	0.20	0.22	0.42	(0.27)	(0.96)	(1.23)	9.82	3.89%		138,574	0.34%		0.33%		1.83%
12/31/13	10.26	0.18	1.28	1.46	(0.30)	(0.79)	(1.09)	10.63	14.44%		150,710	0.29%		N/A		1.66%
12/31/12	9.51	0.18	1.00	1.18	(0.22)	(0.21)	(0.43)	10.26	12.43%		147,873	0.25%		N/A		1.81%
12/31/11[g]	10.00	0.18	(0.42)	(0.24)	(0.24)	(0.01)	(0.25)	9.51	(2.35%	)[b]	144,705	0.25%	[a]	N/A		3.53%	[a]
Class A
06/30/15[r]	$9.84	$(0.02)	$0.15	$0.13	$-	$-	$-	$9.97	1.32%	[b]	$187,850	0.62%	[a]	0.59%	[a]	(0.45%	)[a]
12/31/14	10.65	0.17	0.22	0.39	(0.24)	(0.96)	(1.20)	9.84	3.62%		199,865	0.59%		0.58%		1.53%
12/31/13	10.26	0.11	1.33	1.44	(0.26)	(0.79)	(1.05)	10.65	14.21%		216,068	0.53%		N/A		0.99%
12/31/12	9.51	0.14	1.01	1.15	(0.19)	(0.21)	(0.40)	10.26	12.13%		324,049	0.50%		N/A		1.42%
12/31/11[g]	10.00	0.18	(0.43)	(0.25)	(0.23)	(0.01)	(0.24)	9.51	(2.47%	)[b]	366,492	0.50%	[a]	N/A		3.41%	[a]
Class R4
06/30/15[r]	$9.82	$(0.02)	$0.16	$0.14	$-	$-	$-	$9.96	1.43%	[b]	$489	0.52%	[a]	0.49%	[a]	(0.34%	)[a]
12/31/14[h]	10.79	0.20	0.06	0.26	(0.27)	(0.96)	(1.23)	9.82	2.29%	[b]	102	0.51%	[a]	0.49%	[a]	2.43%	[a]
Class R3
06/30/15[r]	$9.82	$(0.03)	$0.16	$0.13	$-	$-	$-	$9.95	1.32%	[b]	$816	0.77%	[a]	0.74%	[a]	(0.52%	)[a]
12/31/14[h]	10.79	0.18	0.06	0.24	(0.25)	(0.96)	(1.21)	9.82	2.11%	[b]	102	0.76%	[a]	0.74%	[a]	2.18%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011
Portfolio turnover rate	11%	28%	37%	39%	19	%[b],q

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 21% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

43

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$10.02	$0.01	$0.23	$0.24	$-	$-	$-	$10.26	2.40%	[b]	$327	0.08%	[a]	0.04%	[a]	0.11%	[a]
12/31/14[h]	11.45	0.34	(0.05)	0.29	(0.31)	(1.41)	(1.72)	10.02	2.39%	[b]	318	0.06%	[a]	0.04%	[a]	4.02%	[a]
Class R5
06/30/15[r]	$10.02	$0.00 [d]	$0.24	$0.24	$-	$-	$-	$10.26	2.40%	[b]	$10,278	0.18%	[a]	0.14%	[a]	0.01%	[a]
12/31/14	11.31	0.22	0.20	0.42	(0.30)	(1.41)	(1.71)	10.02	3.57%		9,970	0.17%		0.15%		1.96%
12/31/13	10.33	0.21	2.01	2.22	(0.33)	(0.91)	(1.24)	11.31	21.91%		4,663	0.19%		N/A		1.88%
12/31/12	9.36	0.21	1.21	1.42	(0.19)	(0.26)	(0.45)	10.33	15.21%		7,085	0.14%		N/A		2.10%
12/31/11[g]	10.00	0.16	(0.62)	(0.46)	(0.18)	-	(0.18)	9.36	(4.55%	)[b]	96	0.14%	[a]	N/A		3.14%	[a]
Service Class
06/30/15[r]	$10.02	$(0.00)[d]	$0.23	$0.23	$-	$-	$-	$10.25	2.30%	[b]	$25,414	0.28%	[a]	0.24%	[a]	(0.09%	)[a]
12/31/14	11.31	0.25	0.16	0.41	(0.29)	(1.41)	(1.70)	10.02	3.49%		28,779	0.26%		0.24%		2.19%
12/31/13	10.33	0.44	1.79	2.23	(0.34)	(0.91)	(1.25)	11.31	21.93%		18,053	0.23%		N/A		3.78%
12/31/12	9.36	0.18	1.24	1.42	(0.19)	(0.26)	(0.45)	10.33	15.17%		1,816	0.18%		N/A		1.75%
12/31/11[g]	10.00	0.80	(1.25)	(0.45)	(0.19)	-	(0.19)	9.36	(4.53%	)[b]	1,847	0.18%	[a]	N/A		15.80%	[a]
Administrative Class
06/30/15[r]	$10.04	$(0.01)	$0.23	$0.22	$-	$-	$-	$10.26	2.19%	[b]	$143,519	0.38%	[a]	0.34%	[a]	(0.19%	)[a]
12/31/14	11.32	0.20	0.21	0.41	(0.28)	(1.41)	(1.69)	10.04	3.46%		135,163	0.35%		0.33%		1.74%
12/31/13	10.33	0.16	2.06	2.22	(0.32)	(0.91)	(1.23)	11.32	21.84%		130,738	0.31%		N/A		1.44%
12/31/12	9.36	0.16	1.25	1.41	(0.18)	(0.26)	(0.44)	10.33	15.07%		117,574	0.26%		N/A		1.61%
12/31/11[g]	10.00	0.15	(0.61)	(0.46)	(0.18)	-	(0.18)	9.36	(4.61%	)[b]	119,858	0.26%	[a]	N/A		2.96%	[a]
Class A
06/30/15[r]	$10.06	$(0.02)	$0.23	$0.21	$-	$-	$-	$10.27	2.09%	[b]	$146,420	0.63%	[a]	0.59%	[a]	(0.44%	)[a]
12/31/14	11.34	0.15	0.23	0.38	(0.25)	(1.41)	(1.66)	10.06	3.16%		157,201	0.60%		0.58%		1.33%
12/31/13	10.34	0.10	2.09	2.19	(0.28)	(0.91)	(1.19)	11.34	21.49%		183,571	0.56%		N/A		0.86%
12/31/12	9.36	0.12	1.27	1.39	(0.15)	(0.26)	(0.41)	10.34	14.88%		236,688	0.51%		N/A		1.23%
12/31/11[g]	10.00	0.14	(0.61)	(0.47)	(0.17)	-	(0.17)	9.36	(4.75%	)[b]	251,598	0.51%	[a]	N/A		2.71%	[a]
Class R4
06/30/15[r]	$10.04	$(0.02)	$0.23	$0.21	$-	$-	$-	$10.25	2.09%	[b]	$113	0.53%	[a]	0.49%	[a]	(0.34%	)[a]
12/31/14[h]	11.47	0.19	0.06	0.25	(0.27)	(1.41)	(1.68)	10.04	2.05%	[b]	102	0.51%	[a]	0.49%	[a]	2.20%	[a]
Class R3
06/30/15[r]	$10.04	$(0.03)	$0.23	$0.20	$-	$-	$-	$10.24	1.99%	[b]	$1,146	0.78%	[a]	0.74%	[a]	(0.51%	)[a]
12/31/14[h]	11.47	0.17	0.06	0.23	(0.25)	(1.41)	(1.66)	10.04	1.86%	[b]	102	0.76%	[a]	0.74%	[a]	1.98%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011
Portfolio turnover rate	12%	28%	36%	49%	13%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$10.79	$(0.00)[d]	$0.29	$0.29	$-	$-	$-	$11.08	2.69%	[b]	$256	0.20%	[a]	0.07%	[a]	(0.01%	)[a]
12/31/14[h]	12.25	0.31	0.03	0.34	(0.30)	(1.50)	(1.80)	10.79	2.55%	[b]	309	0.16%	[a]	0.07%	[a]	3.45%	[a]
Class R5
06/30/15[r]	$10.80	$(0.01)	$0.29	$0.28	$-	$-	$-	$11.08	2.59%	[b]	$5,857	0.30%	[a]	0.17%	[a]	(0.11%	)[a]
12/31/14	12.12	0.20	0.26	0.46	(0.28)	(1.50)	(1.78)	10.80	3.62%		5,507	0.25%		0.17%		1.60%
12/31/13	10.35	0.24	2.41	2.65	(0.31)	(0.57)	(0.88)	12.12	25.93%		4,132	0.25%		0.19%		2.04%
12/31/12	9.28	0.30	1.21	1.51	(0.15)	(0.29)	(0.44)	10.35	16.42%		1,698	0.23%		0.15%		2.97%
12/31/11[g]	10.00	0.14	(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.51%	)[b]	95	0.27%	[a]	0.13%	[a]	2.75%	[a]
Service Class
06/30/15[r]	$10.80	$(0.01)	$0.29	$0.28	$-	$-	$-	$11.08	2.59%	[b]	$5,094	0.40%	[a]	0.27%	[a]	(0.21%	)[a]
12/31/14	12.12	0.23	0.23	0.46	(0.28)	(1.50)	(1.78)	10.80	3.57%		5,925	0.34%		0.26%		1.91%
12/31/13	10.36	0.36	2.28	2.64	(0.31)	(0.57)	(0.88)	12.12	25.82%		3,545	0.29%		0.23%		3.01%
12/31/12	9.28	0.14	1.38	1.52	(0.15)	(0.29)	(0.44)	10.36	16.46%		110	0.26%		0.18%		1.37%
12/31/11[g]	10.00	0.14	(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.53%	)[b]	95	0.31%	[a]	0.17%	[a]	2.70%	[a]
Administrative Class
06/30/15[r]	$10.81	$(0.02)	$0.29	$0.27	$-	$-	$-	$11.08	2.50%	[b]	$43,679	0.50%	[a]	0.37%	[a]	(0.31%	)[a]
12/31/14	12.13	0.18	0.26	0.44	(0.26)	(1.50)	(1.76)	10.81	3.45%		40,211	0.43%		0.36%		1.48%
12/31/13	10.36	0.14	2.49	2.63	(0.29)	(0.57)	(0.86)	12.13	25.73%		35,398	0.37%		0.31%		1.19%
12/31/12	9.28	0.13	1.38	1.51	(0.14)	(0.29)	(0.43)	10.36	16.38%		26,623	0.33%		0.26%		1.27%
12/31/11[g]	10.00	0.13	(0.69)	(0.56)	(0.14)	(0.02)	(0.16)	9.28	(5.58%	)[b]	22,366	0.39%	[a]	0.25%	[a]	2.57%	[a]
Class A
06/30/15[r]	$10.80	$(0.03)	$0.29	$0.26	$-	$-	$-	$11.06	2.41%	[b]	$56,878	0.75%	[a]	0.62%	[a]	(0.56%	)[a]
12/31/14	12.12	0.14	0.27	0.41	(0.23)	(1.50)	(1.73)	10.80	3.20%		60,183	0.68%		0.61%		1.18%
12/31/13	10.35	0.11	2.50	2.61	(0.27)	(0.57)	(0.84)	12.12	25.48%		61,092	0.62%		0.56%		0.94%
12/31/12	9.28	0.11	1.37	1.48	(0.12)	(0.29)	(0.41)	10.35	16.01%		47,226	0.59%		0.51%		1.09%
12/31/11[g]	10.00	0.12	(0.69)	(0.57)	(0.13)	(0.02)	(0.15)	9.28	(5.70%	)[b]	39,019	0.64%	[a]	0.50%	[a]	2.36%	[a]
Class R4
06/30/15[r]	$10.78	$(0.03)	$0.29	$0.26	$-	$-	$-	$11.04	2.41%	[b]	$121	0.65%	[a]	0.52%	[a]	(0.45%	)[a]
12/31/14[h]	12.24	0.17	0.13	0.30	(0.26)	(1.50)	(1.76)	10.78	2.22%	[b]	102	0.61%	[a]	0.52%	[a]	1.82%	[a]
Class R3
06/30/15[r]	$10.78	$(0.04)	$0.29	$0.25	$-	$-	$-	$11.03	2.32%	[b]	$646	0.90%	[a]	0.77%	[a]	(0.69%	)[a]
12/31/14[h]	12.24	0.14	0.13	0.27	(0.23)	(1.50)	(1.73)	10.78	2.03%	[b]	102	0.86%	[a]	0.77%	[a]	1.57%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011
Portfolio turnover rate	14%	32%	36%	57%	14%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

45

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$11.02	$0.01	$0.09	$0.10	$-	$-	$11.12	0.91%[b]	$6,349	0.23%[a]	0.06%[a]	0.10%[a]
12/31/14[h]	11.03	0.48	(0.21)	0.27	(0.28)	(0.28)	11.02	2.45%[b]	4,609	0.19%[a]	0.06%[a]	5.71%[a]
Class R5
06/30/15[r]	$11.00	$(0.00)[d]	$0.10	$0.10	$-	$-	$11.10	0.91%[b]	$1,043	0.33%[a]	0.16%[a]	(0.01%)[a]
12/31/14[h]	11.03	0.57	(0.32)	0.25	(0.28)	(0.28)	11.00	2.27%[b]	953	0.29%[a]	0.16%[a]	6.82%[a]
Service Class
06/30/15[r]	$11.01	$(0.01)	$0.11	$0.10	$-	$-	$11.11	0.91%[b]	$20,159	0.43%[a]	0.26%[a]	(0.11%)[a]
12/31/14	10.88	0.20	0.20	0.40	(0.27)	(0.27)	11.01	3.63%	22,029	0.35%	0.26%	1.80%
12/31/13	10.45	0.20	0.52	0.72	(0.29)	(0.29)	10.88	6.93%	26,414	0.26%	0.25%	1.91%
12/31/12	9.84	0.26	0.67	0.93	(0.32)	(0.32)	10.45	9.64%	24,199	0.17%	0.17%[k]	2.55%
12/31/11	9.86	0.26	0.01	0.27	(0.29)	(0.29)	9.84	2.78%	15,610	0.15%	N/A	2.62%
12/31/10	9.22	0.18	0.73	0.91	(0.27)	(0.27)	9.86	10.04%	13,462	0.15%	N/A	1.92%
Administrative Class
06/30/15[r]	$11.02	$(0.01)	$0.10	$0.09	$-	$-	$11.11	0.82%[b]	$31,575	0.53%[a]	0.36%[a]	(0.21%)[a]
12/31/14	10.89	0.24	0.16	0.40	(0.27)	(0.27)	11.02	3.68%	33,673	0.46%	0.35%	2.13%
12/31/13	10.47	0.22	0.48	0.70	(0.28)	(0.28)	10.89	6.83%	17,286	0.32%	0.32%[k]	2.06%
12/31/12	9.85	0.17	0.76	0.93	(0.31)	(0.31)	10.47	9.53%	13,720	0.23%	0.23%[k]	1.63%
12/31/11	9.88	0.25	0.01	0.26	(0.29)	(0.29)	9.85	2.66%	20,601	0.20%	N/A	2.47%
12/31/10	9.23	0.24	0.67	0.91	(0.26)	(0.26)	9.88	10.09%	19,112	0.17%	N/A	2.51%
Class A
06/30/15[r]	$10.95	$(0.03)	$0.11	$0.08	$-	$-	$11.03	0.73%[b]	$21,409	0.78%[a]	0.61%[a]	(0.46%)[a]
12/31/14	10.81	0.19	0.17	0.36	(0.22)	(0.22)	10.95	3.34%	20,689	0.72%	0.63%	1.70%
12/31/13	10.38	0.15	0.52	0.67	(0.24)	(0.24)	10.81	6.52%	20,693	0.67%	0.67%[k]	1.44%
12/31/12	9.76	0.17	0.71	0.88	(0.26)	(0.26)	10.38	9.13%	24,982	0.58%	0.58%[k]	1.65%
12/31/11	9.79	0.17	0.05	0.22	(0.25)	(0.25)	9.76	2.27%	28,693	0.55%	N/A	1.68%
12/31/10	9.15	0.19	0.68	0.87	(0.23)	(0.23)	9.79	9.67%	35,125	0.52%	N/A	1.99%
Class R4
06/30/15[r]	$10.90	$(0.02)	$0.11	$0.09	$-	$-	$10.99	0.83%[b]	$4,407	0.68%[a]	0.51%[a]	(0.34%)[a]
12/31/14[h]	10.96	0.30	(0.08)	0.22	(0.28)	(0.28)	10.90	2.01%[b]	1,753	0.64%[a]	0.51%[a]	3.61%[a]
Class R3
06/30/15[r]	$10.86	$(0.03)	$0.10	$0.07	$-	$-	$10.93	0.64%[b]	$6,386	0.93%[a]	0.76%[a]	(0.61%)[a]
12/31/14	10.79	0.50	(0.15)	0.35	(0.28)	(0.28)	10.86	3.21%	5,099	0.89%	0.76%	4.60%
12/31/13	10.37	0.12	0.51	0.63	(0.21)	(0.21)	10.79	6.13%	111	0.97%	0.97%[k]	1.10%
12/31/12	9.76	0.15	0.71	0.86	(0.25)	(0.25)	10.37	8.89%	124	0.88%	0.88%[k]	1.45%
12/31/11	9.80	0.17	0.02	0.19	(0.23)	(0.23)	9.76	1.95%	112	0.85%	N/A	1.68%
12/31/10	9.16	0.16	0.69	0.85	(0.21)	(0.21)	9.80	9.40%	104	0.82%	N/A	1.66%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	23%	44%	41%	40%	111%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$11.74	$0.01	$0.14	$0.15	$-	$-	$11.89	1.28%[b]	$10,625	0.21%[a]	0.04%[a]	0.10%[a]
12/31/14[h]	11.80	0.53	(0.23)	0.30	(0.36)	(0.36)	11.74	2.49%[b]	11,342	0.16%[a]	0.04%[a]	5.96%[a]
Class R5
06/30/15[r]	$11.73	$(0.00)[d]	$0.15	$0.15	$-	$-	$11.88	1.28%[b]	$2,035	0.31%[a]	0.14%[a]	(0.01%)[a]
12/31/14[h]	11.80	1.82	(1.53)	0.29	(0.36)	(0.36)	11.73	2.40%[b]	1,553	0.26%[a]	0.14%[a]	20.54%[a]
Service Class
06/30/15[r]	$11.75	$(0.01)	$0.15	$0.14	$-	$-	$11.89	1.19%[b]	$28,660	0.41%[a]	0.24%[a]	(0.10%)[a]
12/31/14	11.63	0.15	0.30	0.45	(0.33)	(0.33)	11.75	3.84%	31,431	0.33%	0.24%	1.28%
12/31/13	10.80	0.22	0.89	1.11	(0.28)	(0.28)	11.63	10.46%	62,732	0.26%	0.25%	1.91%
12/31/12	9.96	0.27	0.84	1.11	(0.27)	(0.27)	10.80	11.19%	57,999	0.16%	0.16%[k]	2.54%
12/31/11	10.11	0.21	(0.12)	0.09	(0.24)	(0.24)	9.96	0.98%	34,639	0.14%	N/A	2.08%
12/31/10	9.26	0.14	0.94	1.08	(0.23)	(0.23)	10.11	11.95%	33,281	0.14%	N/A	1.52%
Administrative Class
06/30/15[r]	$11.73	$(0.01)	$0.15	$0.14	$-	$-	$11.87	1.19%[b]	$20,613	0.51%[a]	0.34%[a]	(0.20%)[a]
12/31/14	11.64	0.28	0.16	0.44	(0.35)	(0.35)	11.73	3.71%	23,920	0.44%	0.34%	2.37%
12/31/13	10.80	0.22	0.88	1.10	(0.26)	(0.26)	11.64	10.36%	10,809	0.35%	0.34%	1.92%
12/31/12	9.94	0.10	1.00	1.10	(0.24)	(0.24)	10.80	11.10%	8,852	0.24%	0.24%[k]	0.92%
12/31/11	10.10	0.21	(0.13)	0.08	(0.24)	(0.24)	9.94	0.84%	26,949	0.22%	N/A	2.09%
12/31/10	9.25	0.20	0.88	1.08	(0.23)	(0.23)	10.10	11.89%	27,844	0.19%	N/A	2.14%
Class A
06/30/15[r]	$11.66	$(0.03)	$0.15	$0.12	$-	$-	$11.78	1.03%[b]	$27,382	0.76%[a]	0.59%[a]	(0.44%)[a]
12/31/14	11.55	0.18	0.22	0.40	(0.29)	(0.29)	11.66	3.43%	21,871	0.71%	0.62%	1.54%
12/31/13	10.72	0.15	0.91	1.06	(0.23)	(0.23)	11.55	9.99%	22,595	0.70%	0.69%	1.31%
12/31/12	9.88	0.16	0.89	1.05	(0.21)	(0.21)	10.72	10.74%	25,903	0.60%	0.60%[k]	1.53%
12/31/11	10.02	0.16	(0.10)	0.06	(0.20)	(0.20)	9.88	0.61%	26,892	0.57%	N/A	1.55%
12/31/10	9.18	0.15	0.88	1.03	(0.19)	(0.19)	10.02	11.45%	32,254	0.54%	N/A	1.57%
Class R4
06/30/15[r]	$11.60	$(0.02)	$0.14	$0.12	$-	$-	$11.72	1.03%[b]	$2,207	0.66%[a]	0.49%[a]	(0.34%)[a]
12/31/14[h]	11.70	0.30	(0.04)	0.26	(0.36)	(0.36)	11.60	2.17%[b]	1,925	0.61%[a]	0.49%[a]	3.38%[a]
Class R3
06/30/15[r]	$11.50	$(0.03)	$0.14	$0.11	$-	$-	$11.61	0.96%[b]	$11,786	0.91%[a]	0.74%[a]	(0.59%)[a]
12/31/14	11.47	0.33	0.04	0.37	(0.34)	(0.34)	11.50	3.20%	8,023	0.87%	0.75%	2.83%
12/31/13	10.63	0.11	0.90	1.01	(0.17)	(0.17)	11.47	9.65%	1,045	1.00%	0.99%	1.00%
12/31/12	9.82	0.13	0.89	1.02	(0.21)	(0.21)	10.63	10.47%	1,275	0.90%	0.90%[k]	1.23%
12/31/11	10.02	0.21	(0.19)	0.02	(0.22)	(0.22)	9.82	0.25%	1,212	0.87%	N/A	2.07%
12/31/10	9.18	0.12	0.88	1.00	(0.16)	(0.16)	10.02	11.03%	513	0.84%	N/A	1.29%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	27%	53%	47%	49%	108%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$11.50	$0.01	$0.17	$0.18	$-	$-	$-	$11.68	1.57%	[b]	$9,317	0.27%	[a]	0.06%	[a]	0.09%	[a]
12/31/14[h]	11.81	0.54	(0.24)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	6,116	0.32%	[a]	0.06%	[a]	6.05%	[a]
Class R5
06/30/15[r]	$11.50	$(0.00)[d]	$0.17	$0.17	$-	$-	$-	$11.67	1.48%	[b]	$2,025	0.37%	[a]	0.16%	[a]	(0.01%	)[a]
12/31/14[h]	11.81	1.24	(0.94)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	1,179	0.42%	[a]	0.16%	[a]	13.89%	[a]
Service Class
06/30/15[r]	$11.52	$(0.01)	$0.17	$0.16	$-	$-	$-	$11.68	1.39%	[b]	$10,195	0.47%	[a]	0.26%	[a]	(0.12%	)[a]
12/31/14	11.64	0.18	0.28	0.46	(0.29)	(0.29)	(0.58)	11.52	3.92%		8,470	0.52%		0.25%		1.52%
12/31/13	11.02	0.25	1.27	1.52	(0.34)	(0.56)	(0.90)	11.64	13.87%		10,699	0.70%		0.18%		2.08%
12/31/12	10.25	0.37	0.95	1.32	(0.24)	(0.31)	(0.55)	11.02	12.94%		5,926	1.70%		0.10%		3.36%
12/31/11	10.73	0.24	(0.27)	(0.03)	(0.17)	(0.28)	(0.45)	10.25	(0.31%	)	2,255	3.80%		0.10%		2.24%
12/31/10[g]	10.00	0.20	0.75	0.95	(0.21)	(0.01)	(0.22)	10.73	9.54%	[b]	767	4.82%	[a]	0.10%	[a]	2.60%	[a]
Administrative Class
06/30/15[r]	$11.49	$(0.01)	$0.16	$0.15	$-	$-	$-	$11.64	1.31%	[b]	$9,317	0.57%	[a]	0.36%	[a]	(0.23%	)[a]
12/31/14	11.64	0.43	0.01	0.44	(0.30)	(0.29)	(0.59)	11.49	3.73%		11,084	0.62%		0.36%		3.56%
12/31/13	11.02	0.29	1.22	1.51	(0.33)	(0.56)	(0.89)	11.64	13.84%		261	0.79%		0.24%		2.48%
12/31/12	10.25	0.17	1.15	1.32	(0.24)	(0.31)	(0.55)	11.02	12.86%		123	1.77%		0.15%		1.52%
12/31/11	10.73	0.27	(0.31)	(0.04)	(0.16)	(0.28)	(0.44)	10.25	(0.35%	)	323	3.87%		0.15%		2.50%
12/31/10[g]	10.00	0.19	0.76	0.95	(0.21)	(0.01)	(0.22)	10.73	9.52%	[b]	143	4.87%	[a]	0.15%	[a]	2.53%	[a]
Class A
06/30/15[r]	$11.41	$(0.03)	$0.17	$0.14	$-	$-	$-	$11.55	1.23%	[b]	$21,577	0.82%	[a]	0.61%	[a]	(0.47%	)[a]
12/31/14	11.56	0.21	0.20	0.41	(0.27)	(0.29)	(0.56)	11.41	3.45%		10,113	0.89%		0.61%		1.82%
12/31/13	10.97	0.37	1.10	1.47	(0.32)	(0.56)	(0.88)	11.56	13.48%		5,884	1.14%		0.59%		3.17%
12/31/12	10.22	0.25	1.02	1.27	(0.21)	(0.31)	(0.52)	10.97	12.46%		1,066	2.14%		0.50%		2.24%
12/31/11	10.71	0.31	(0.38)	(0.07)	(0.14)	(0.28)	(0.42)	10.22	(0.67%	)	568	4.23%		0.50%		2.88%
12/31/10[g]	10.00	0.31	0.61	0.92	(0.20)	(0.01)	(0.21)	10.71	9.17%	[b]	302	5.22%	[a]	0.50%	[a]	4.01%	[a]
Class R4
06/30/15[r]	$11.39	$(0.02)	$0.17	$0.15	$-	$-	$-	$11.54	1.32%	[b]	$13,742	0.72%	[a]	0.51%	[a]	(0.37%	)[a]
12/31/14[h]	11.71	0.30	(0.04)	0.26	(0.29)	(0.29)	(0.58)	11.39	2.17%	[b]	11,207	0.77%	[a]	0.51%	[a]	3.41%	[a]
Class R3
06/30/15[r]	$11.39	$(0.04)	$0.17	$0.13	$-	$-	$-	$11.52	1.14%	[b]	$17,850	0.97%	[a]	0.76%	[a]	(0.62%	)[a]
12/31/14[h]	11.71	0.28	(0.04)	0.24	(0.27)	(0.29)	(0.56)	11.39	2.03%	[b]	11,676	1.02%	[a]	0.76%	[a]	3.15%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	24%	41%	67%	82%	82%	12%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.34	$0.01	$0.21	$0.22	$-	$-	$12.56	1.78%[b]	$56,640	0.05%[a]	0.04%[a]	0.10%[a]
12/31/14[h]	12.33	0.53	(0.21)	0.32	(0.31)	(0.31)	12.34	2.58%[b]	46,447	0.05%[a]	0.04%[a]	5.68%[a]
Class R5
06/30/15[r]	$12.33	$0.00 [d]	$0.22	$0.22	$-	$-	$12.55	1.78%[b]	$8,332	0.15%[a]	0.14%[a]	0.01%[a]
12/31/14[h]	12.33	0.97	(0.66)	0.31	(0.31)	(0.31)	12.33	2.49%[b]	4,649	0.15%[a]	0.14%[a]	10.47%[a]
Service Class
06/30/15[r]	$12.34	$(0.01)	$0.22	$0.21	$-	$-	$12.55	1.70%[b]	$178,896	0.25%[a]	0.24%[a]	(0.10%)[a]
12/31/14	12.16	0.20	0.27	0.47	(0.29)	(0.29)	12.34	3.84%	189,123	0.24%	0.24%[k]	1.61%
12/31/13	10.55	0.21	1.62	1.83	(0.22)	(0.22)	12.16	17.50%	231,681	0.23%	0.23%[k]	1.80%
12/31/12	9.43	0.23	1.10	1.33	(0.21)	(0.21)	10.55	14.14%	178,323	0.13%	0.12%	2.23%
12/31/11	9.79	0.19	(0.37)	(0.18)	(0.18)	(0.18)	9.43	(1.78%)	114,389	0.11%	N/A	1.96%
12/31/10	8.74	0.14	1.07	1.21	(0.16)	(0.16)	9.79	14.18%	104,532	0.11%	N/A	1.56%
Administrative Class
06/30/15[r]	$12.32	$(0.01)	$0.21	$0.20	$-	$-	$12.52	1.62%[b]	$138,243	0.35%[a]	0.34%[a]	(0.20%)[a]
12/31/14	12.17	0.27	0.18	0.45	(0.30)	(0.30)	12.32	3.69%	142,437	0.34%	0.34%[k]	2.19%
12/31/13	10.55	0.22	1.60	1.82	(0.20)	(0.20)	12.17	17.47%	42,621	0.32%	0.32%[k]	1.89%
12/31/12	9.41	0.11	1.21	1.32	(0.18)	(0.18)	10.55	14.09%	27,380	0.21%	0.20%	1.05%
12/31/11	9.77	0.17	(0.35)	(0.18)	(0.18)	(0.18)	9.41	(1.83%)	60,388	0.18%	N/A	1.76%
12/31/10	8.73	0.15	1.05	1.20	(0.16)	(0.16)	9.77	14.01%	67,560	0.16%	N/A	1.72%
Class A
06/30/15[r]	$12.22	$(0.03)	$0.22	$0.19	$-	$-	$12.41	1.55%[b]	$108,251	0.60%[a]	0.59%[a]	(0.45%)[a]
12/31/14	12.05	0.17	0.24	0.41	(0.24)	(0.24)	12.22	3.41%	87,478	0.61%	0.61%[k]	1.37%
12/31/13	10.45	0.13	1.64	1.77	(0.17)	(0.17)	12.05	17.08%	92,034	0.67%	0.67%[k]	1.17%
12/31/12	9.34	0.14	1.13	1.27	(0.16)	(0.16)	10.45	13.66%	89,321	0.56%	0.56%[k]	1.42%
12/31/11	9.70	0.14	(0.36)	(0.22)	(0.14)	(0.14)	9.34	(2.22%)	86,264	0.53%	N/A	1.43%
12/31/10	8.67	0.11	1.05	1.16	(0.13)	(0.13)	9.70	13.61%	94,230	0.51%	N/A	1.25%
Class R4
06/30/15[r]	$12.16	$(0.02)	$0.22	$0.20	$-	$-	$12.36	1.64%[b]	$26,741	0.50%[a]	0.49%[a]	(0.35%)[a]
12/31/14[h]	12.20	0.33	(0.06)	0.27	(0.31)	(0.31)	12.16	2.19%[b]	17,613	0.50%[a]	0.49%[a]	3.51%[a]
Class R3
06/30/15[r]	$11.99	$(0.04)	$0.21	$0.17	$-	$-	$12.16	1.42%[b]	$58,137	0.75%[a]	0.74%[a]	(0.60%)[a]
12/31/14	11.90	0.37	0.02	0.39	(0.30)	(0.30)	11.99	3.27%	49,284	0.75%	0.75%[k]	3.07%
12/31/13	10.32	0.09	1.62	1.71	(0.13)	(0.13)	11.90	16.66%	2,938	0.97%	0.97%[k]	0.83%
12/31/12	9.26	0.13	1.10	1.23	(0.17)	(0.17)	10.32	13.31%	3,188	0.86%	0.86%[k]	1.29%
12/31/11	9.67	0.26	(0.50)	(0.24)	(0.17)	(0.17)	9.26	(2.45%)	2,584	0.84%	N/A	2.76%
12/31/10	8.64	0.08	1.05	1.13	(0.10)	(0.10)	9.67	13.31%	586	0.81%	N/A	0.94%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	15%	33%	45%	54%	80%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.18	$0.01	$0.25	$0.26	$-	$-	$-	$12.44	2.13%	[b]	$23,573	0.15%	[a]	0.01%	[a]	0.16%	[a]
12/31/14[h]	12.52	0.53	(0.21)	0.32	(0.34)	(0.32)	(0.66)	12.18	2.46%	[b]	14,248	0.21%	[a]	0.01%	[a]	5.58%	[a]
Class R5
06/30/15[r]	$12.17	$0.00 [d]	$0.25	$0.25	$-	$-	$-	$12.42	2.05%	[b]	$4,402	0.25%	[a]	0.11%	[a]	0.05%	[a]
12/31/14[h]	12.52	1.68	(1.37)	0.31	(0.34)	(0.32)	(0.66)	12.17	2.38%	[b]	4,359	0.31%	[a]	0.11%	[a]	17.75%	[a]
Service Class
06/30/15[r]	$12.19	$(0.00)[d]	$0.25	$0.25	$-	$-	$-	$12.44	2.05%	[b]	$19,032	0.35%	[a]	0.21%	[a]	(0.05%	)[a]
12/31/14	12.36	0.18	0.28	0.46	(0.31)	(0.32)	(0.63)	12.19	3.64%		10,205	0.41%		0.21%		1.44%
12/31/13	10.96	0.32	1.90	2.22	(0.36)	(0.46)	(0.82)	12.36	20.38%		11,732	0.68%		0.20%		2.60%
12/31/12	9.97	0.27	1.22	1.49	(0.21)	(0.29)	(0.50)	10.96	15.02%		2,165	2.05%		0.10%		2.47%
12/31/11	10.85	0.22	(0.53)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.79%	)	885	4.29%		0.10%		2.02%
12/31/10[g]	10.00	0.16	0.86	1.02	(0.17)	-	(0.17)	10.85	10.25%	[b]	772	5.04%	[a]	0.10%	[a]	2.13%	[a]
Administrative Class
06/30/15[r]	$12.17	$(0.01)	$0.25	$0.24	$-	$-	$-	$12.41	1.97%	[b]	$30,003	0.45%	[a]	0.31%	[a]	(0.15%	)[a]
12/31/14	12.36	0.38	0.06	0.44	(0.31)	(0.32)	(0.63)	12.17	3.52%		26,413	0.51%		0.31%		2.98%
12/31/13	10.96	0.31	1.90	2.21	(0.35)	(0.46)	(0.81)	12.36	20.33%		778	0.77%		0.25%		2.50%
12/31/12	9.97	0.23	1.26	1.49	(0.21)	(0.29)	(0.50)	10.96	14.97%		198	2.13%		0.15%		2.08%
12/31/11	10.85	0.20	(0.51)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.84%	)	125	4.36%		0.15%		1.86%
12/31/10[g]	10.00	0.16	0.86	1.02	(0.17)	-	(0.17)	10.85	10.21%	[b]	110	5.09%	[a]	0.15%	[a]	2.09%	[a]
Class A
06/30/15[r]	$12.08	$(0.02)	$0.25	$0.23	$-	$-	$-	$12.31	1.90%	[b]	$37,376	0.70%	[a]	0.56%	[a]	(0.40%	)[a]
12/31/14	12.28	0.25	0.16	0.41	(0.29)	(0.32)	(0.61)	12.08	3.24%		16,826	0.78%		0.57%		2.00%
12/31/13	10.92	0.34	1.81	2.15	(0.33)	(0.46)	(0.79)	12.28	19.87%		6,827	1.12%		0.59%		2.81%
12/31/12	9.95	0.22	1.22	1.44	(0.18)	(0.29)	(0.47)	10.92	14.53%		1,604	2.49%		0.50%		2.04%
12/31/11	10.84	0.24	(0.59)	(0.35)	(0.18)	(0.36)	(0.54)	9.95	(3.16%	)	701	4.71%		0.50%		2.19%
12/31/10[g]	10.00	0.24	0.76	1.00	(0.16)	-	(0.16)	10.84	9.98%	[b]	249	5.44%	[a]	0.50%	[a]	3.10%	[a]
Class R4
06/30/15[r]	$12.07	$(0.02)	$0.25	$0.23	$-	$-	$-	$12.30	1.91%	[b]	$20,510	0.60%	[a]	0.46%	[a]	(0.30%	)[a]
12/31/14[h]	12.43	0.35	(0.08)	0.27	(0.31)	(0.32)	(0.63)	12.07	2.10%	[b]	16,483	0.66%	[a]	0.46%	[a]	3.67%	[a]
Class R3
06/30/15[r]	$12.06	$(0.03)	$0.25	$0.22	$-	$-	$-	$12.28	1.82%	[b]	$31,064	0.85%	[a]	0.71%	[a]	(0.54%	)[a]
12/31/14[h]	12.43	0.33	(0.09)	0.24	(0.29)	(0.32)	(0.61)	12.06	1.90%	[b]	19,049	0.91%	[a]	0.71%	[a]	3.51%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	14%	35%	55%	55%	66%	11%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.51	$0.01	$0.29	$0.30	$-	$-	$-	$12.81	2.40%[b]	$62,111	0.05%[a]	0.04%[a]	0.12%[a]
12/31/14[h]	12.80	0.53	(0.22)	0.31	(0.57)	(0.03)	(0.60)	12.51	2.35%[b]	53,370	0.05%[a]	0.04%[a]	5.46%[a]
Class R5
06/30/15[r]	$12.50	$0.00 [d]	$0.29	$0.29	$-	$-	$-	$12.79	2.32%[b]	$8,137	0.15%[a]	0.14%[a]	0.04%[a]
12/31/14[h]	12.80	1.10	(0.81)	0.29	(0.56)	(0.03)	(0.59)	12.50	2.26%[b]	4,324	0.15%[a]	0.14%[a]	11.40%[a]
Service Class
06/30/15[r]	$12.52	$(0.01)	$0.29	$0.28	$-	$-	$-	$12.80	2.24%[b]	$178,704	0.25%[a]	0.24%[a]	(0.08%)[a]
12/31/14	12.64	0.20	0.25	0.45	(0.54)	(0.03)	(0.57)	12.52	3.51%	187,396	0.24%	0.24%[k]	1.59%
12/31/13	10.61	0.19	2.11	2.30	(0.27)	-	(0.27)	12.64	21.84%	209,824	0.23%	0.23%[k]	1.61%
12/31/12	9.34	0.21	1.23	1.44	(0.17)	-	(0.17)	10.61	15.55%	155,213	0.13%	0.12%	2.05%
12/31/11	9.81	0.17	(0.50)	(0.33)	(0.14)	-	(0.14)	9.34	(3.32%)	96,501	0.11%	N/A	1.75%
12/31/10	8.67	0.12	1.15	1.27	(0.13)	-	(0.13)	9.81	14.95%	86,541	0.11%	N/A	1.34%
Administrative Class
06/30/15[r]	$12.51	$(0.01)	$0.29	$0.28	$-	$-	$-	$12.79	2.24%[b]	$132,823	0.35%[a]	0.34%[a]	(0.18%)[a]
12/31/14	12.64	0.28	0.15	0.43	(0.53)	(0.03)	(0.56)	12.51	3.40%	133,982	0.34%	0.34%[k]	2.14%
12/31/13	10.60	0.20	2.09	2.29	(0.25)	-	(0.25)	12.64	21.77%	46,490	0.32%	0.32%[k]	1.70%
12/31/12	9.32	0.11	1.32	1.43	(0.15)	-	(0.15)	10.60	15.44%	29,056	0.21%	0.21%[k]	1.10%
12/31/11	9.80	0.15	(0.49)	(0.34)	(0.14)	-	(0.14)	9.32	(3.47%)	52,742	0.18%	N/A	1.54%
12/31/10	8.65	0.12	1.16	1.28	(0.13)	-	(0.13)	9.80	15.03%	56,940	0.16%	N/A	1.40%
Class A
06/30/15[r]	$12.45	$(0.03)	$0.29	$0.26	$-	$-	$-	$12.71	2.09%[b]	$93,887	0.60%[a]	0.59%[a]	(0.43%)[a]
12/31/14	12.57	0.16	0.24	0.40	(0.49)	(0.03)	(0.52)	12.45	3.12%	72,857	0.62%	0.61%	1.29%
12/31/13	10.51	0.12	2.10	2.22	(0.16)	-	(0.16)	12.57	21.31%	77,892	0.67%	0.67%[k]	1.06%
12/31/12	9.26	0.13	1.25	1.38	(0.13)	-	(0.13)	10.51	14.96%	71,053	0.56%	0.56%[k]	1.25%
12/31/11	9.72	0.12	(0.48)	(0.36)	(0.10)	-	(0.10)	9.26	(3.67%)	65,876	0.53%	N/A	1.19%
12/31/10	8.58	0.08	1.16	1.24	(0.10)	-	(0.10)	9.72	14.62%	73,960	0.51%	N/A	0.95%
Class R4
06/30/15[r]	$12.41	$(0.02)	$0.29	$0.27	$-	$-	$-	$12.68	2.18%[b]	$22,443	0.50%[a]	0.49%[a]	(0.32%)[a]
12/31/14[h]	12.72	0.32	(0.07)	0.25	(0.53)	(0.03)	(0.56)	12.41	1.96%[b]	18,075	0.50%[a]	0.49%[a]	3.26%[a]
Class R3
06/30/15[r]	$12.28	$(0.04)	$0.28	$0.24	$-	$-	$-	$12.52	1.95%[b]	$66,663	0.75%[a]	0.74%[a]	(0.58%)[a]
12/31/14	12.45	0.36	0.02	0.38	(0.52)	(0.03)	(0.55)	12.28	2.98%	57,469	0.76%	0.75%	2.81%
12/31/13	10.39	0.09	2.08	2.17	(0.11)	-	(0.11)	12.45	20.98%	3,573	0.97%	0.97%[k]	0.77%
12/31/12	9.19	0.10	1.24	1.34	(0.14)	-	(0.14)	10.39	14.64%	3,101	0.86%	0.86%[k]	0.98%
12/31/11	9.71	0.25	(0.64)	(0.39)	(0.13)	-	(0.13)	9.19	(3.95%)	2,793	0.84%	N/A	2.75%
12/31/10	8.58	0.06	1.14	1.20	(0.07)	-	(0.07)	9.71	14.18%	383	0.81%	N/A	0.65%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	18%	31%	43%	55%	74%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.44	$0.01	$0.30	$0.31	$-	$-	$-	$12.75	2.49%	[b]	$18,351	0.19%	[a]	0.05%	[a]	0.09%	[a]
12/31/14[h]	12.89	0.51	(0.19)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.37%	[b]	11,523	0.28%	[a]	0.05%	[a]	5.19%	[a]
Class R5
06/30/15[r]	$12.44	$(0.00)[d]	$0.29	$0.29	$-	$-	$-	$12.73	2.33%	[b]	$3,682	0.29%	[a]	0.15%	[a]	(0.01%	)[a]
12/31/14[h]	12.89	1.15	(0.83)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.36%	[b]	2,815	0.38%	[a]	0.15%	[a]	11.85%	[a]
Service Class
06/30/15[r]	$12.56	$(0.01)	$0.31	$0.30	$-	$-	$-	$12.86	2.39%	[b]	$13,534	0.39%	[a]	0.25%	[a]	(0.11%	)[a]
12/31/14	12.83	0.14	0.33	0.47	(0.30)	(0.44)	(0.74)	12.56	3.53%		7,127	0.48%		0.24%		1.09%
12/31/13	11.00	0.30	2.20	2.50	(0.34)	(0.33)	(0.67)	12.83	22.88%		9,582	0.79%		0.20%		2.42%
12/31/12	9.96	0.26	1.29	1.55	(0.19)	(0.32)	(0.51)	11.00	15.64%		2,042	2.42%		0.10%		2.41%
12/31/11	10.89	0.20	(0.60)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.60%	)	936	4.17%		0.10%		1.81%
12/31/10[g]	10.00	0.14	0.91	1.05	(0.16)	-	(0.16)	10.89	10.46%	[b]	773	5.11%	[a]	0.10%	[a]	1.92%	[a]
Administrative Class
06/30/15[r]	$12.53	$(0.01)	$0.30	$0.29	$-	$-	$-	$12.82	2.31%	[b]	$19,777	0.49%	[a]	0.35%	[a]	(0.22%	)[a]
12/31/14	12.83	0.39	0.06	0.45	(0.31)	(0.44)	(0.75)	12.53	3.38%		18,330	0.58%		0.35%		2.95%
12/31/13	11.00	0.32	2.18	2.50	(0.34)	(0.33)	(0.67)	12.83	22.85%		1,215	0.88%		0.26%		2.53%
12/31/12	9.96	0.19	1.35	1.54	(0.18)	(0.32)	(0.50)	11.00	15.58%		245	2.51%		0.15%		1.79%
12/31/11	10.89	0.18	(0.58)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.65%	)	155	4.24%		0.15%		1.63%
12/31/10[g]	10.00	0.14	0.90	1.04	(0.15)	-	(0.15)	10.89	10.42%	[b]	111	5.16%	[a]	0.15%	[a]	1.87%	[a]
Class A
06/30/15[r]	$12.45	$(0.03)	$0.30	$0.27	$-	$-	$-	$12.72	2.17%	[b]	$28,772	0.74%	[a]	0.60%	[a]	(0.46%	)[a]
12/31/14	12.75	0.21	0.20	0.41	(0.27)	(0.44)	(0.71)	12.45	3.13%		11,968	0.85%		0.61%		1.64%
12/31/13	10.96	0.30	2.14	2.44	(0.32)	(0.33)	(0.65)	12.75	22.38%		6,248	1.23%		0.59%		2.44%
12/31/12	9.94	0.21	1.29	1.50	(0.16)	(0.32)	(0.48)	10.96	15.18%		1,335	2.86%		0.50%		1.97%
12/31/11	10.88	0.21	(0.65)	(0.44)	(0.16)	(0.34)	(0.50)	9.94	(3.96%	)	603	4.59%		0.50%		1.93%
12/31/10[g]	10.00	0.13	0.88	1.01	(0.13)	-	(0.13)	10.88	10.10%	[b]	146	5.51%	[a]	0.50%	[a]	1.78%	[a]
Class R4
06/30/15[r]	$12.44	$(0.02)	$0.29	$0.27	$-	$-	$-	$12.71	2.17%	[b]	$12,835	0.64%	[a]	0.50%	[a]	(0.36%	)[a]
12/31/14[h]	12.89	0.32	(0.03)	0.29	(0.30)	(0.44)	(0.74)	12.44	2.15%	[b]	8,687	0.73%	[a]	0.50%	[a]	3.30%	[a]
Class R3
06/30/15[r]	$12.42	$(0.04)	$0.30	$0.26	$-	$-	$-	$12.68	2.09%	[b]	$28,877	0.89%	[a]	0.75%	[a]	(0.61%	)[a]
12/31/14[h]	12.89	0.28	(0.03)	0.25	(0.28)	(0.44)	(0.72)	12.42	1.86%	[b]	16,061	0.98%	[a]	0.75%	[a]	2.89%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	13%	31%	36%	52%	63%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.41	$0.01	$0.29	$0.30	$-	$-	$-	$12.71	2.42%[b]	$50,117	0.07%[a]	0.04%[a]	0.09%[a]
12/31/14[h]	12.96	0.51	(0.18)	0.33	(0.51)	(0.37)	(0.88)	12.41	2.49%[b]	45,481	0.07%[a]	0.04%[a]	5.19%[a]
Class R5
06/30/15[r]	$12.40	$(0.00)[d]	$0.31	$0.31	$-	$-	$-	$12.71	2.50%[b]	$2,954	0.17%[a]	0.14%[a]	(0.00%)[a,e]
12/31/14[h]	12.96	0.97	(0.65)	0.32	(0.51)	(0.37)	(0.88)	12.40	2.39%[b]	1,772	0.17%[a]	0.14%[a]	9.89%[a]
Service Class
06/30/15[r]	$12.42	$(0.01)	$0.31	$0.30	$-	$-	$-	$12.72	2.42%[b]	$103,591	0.27%[a]	0.24%[a]	(0.12%)[a]
12/31/14	12.81	0.18	0.28	0.46	(0.48)	(0.37)	(0.85)	12.42	3.54%	115,397	0.26%	0.24%	1.38%
12/31/13	10.66	0.17	2.28	2.45	(0.30)	-	(0.30)	12.81	23.20%	139,155	0.24%	0.24%[k]	1.44%
12/31/12	9.35	0.19	1.27	1.46	(0.15)	-	(0.15)	10.66	15.69%	108,556	0.13%	0.13%[k]	1.91%
12/31/11	9.85	0.15	(0.53)	(0.38)	(0.12)	-	(0.12)	9.35	(3.79%)	66,537	0.11%	N/A	1.55%
12/31/10	8.65	0.11	1.20	1.31	(0.11)	-	(0.11)	9.85	15.40%	61,781	0.11%	N/A	1.25%
Administrative Class
06/30/15[r]	$12.40	$(0.01)	$0.30	$0.29	$-	$-	$-	$12.69	2.34%[b]	$89,683	0.37%[a]	0.34%[a]	(0.22%)[a]
12/31/14	12.80	0.26	0.19	0.45	(0.48)	(0.37)	(0.85)	12.40	3.44%	85,857	0.36%	0.34%	1.98%
12/31/13	10.65	0.20	2.24	2.44	(0.29)	-	(0.29)	12.80	23.07%	27,838	0.33%	0.33%[k]	1.67%
12/31/12	9.33	0.11	1.34	1.45	(0.13)	-	(0.13)	10.65	15.60%	14,301	0.21%	0.21%[k]	1.08%
12/31/11	9.84	0.14	(0.53)	(0.39)	(0.12)	-	(0.12)	9.33	(3.94%)	24,981	0.18%	N/A	1.44%
12/31/10	8.64	0.11	1.19	1.30	(0.10)	-	(0.10)	9.84	15.33%	25,886	0.16%	N/A	1.23%
Class A
06/30/15[r]	$12.33	$(0.03)	$0.30	$0.27	$-	$-	$-	$12.60	2.19%[b]	$55,609	0.62%[a]	0.59%[a]	(0.46%)[a]
12/31/14	12.72	0.15	0.26	0.41	(0.43)	(0.37)	(0.80)	12.33	3.15%	42,940	0.63%	0.61%	1.14%
12/31/13	10.55	0.11	2.26	2.37	(0.20)	-	(0.20)	12.72	22.60%	47,265	0.68%	0.68%[k]	0.91%
12/31/12	9.25	0.12	1.29	1.41	(0.11)	-	(0.11)	10.55	15.28%	45,264	0.57%	0.56%	1.17%
12/31/11	9.75	0.10	(0.52)	(0.42)	(0.08)	-	(0.08)	9.25	(4.24%)	40,995	0.53%	N/A	1.08%
12/31/10	8.57	0.07	1.19	1.26	(0.08)	-	(0.08)	9.75	14.86%	44,328	0.51%	N/A	0.80%
Class R4
06/30/15[r]	$12.28	$(0.02)	$0.30	$0.28	$-	$-	$-	$12.56	2.28%[b]	$15,526	0.52%[a]	0.49%[a]	(0.36%)[a]
12/31/14[h]	12.85	0.29	(0.01)	0.28	(0.48)	(0.37)	(0.85)	12.28	2.10%[b]	11,987	0.52%[a]	0.49%[a]	2.91%[a]
Class R3
06/30/15[r]	$12.15	$(0.04)	$0.30	$0.26	$-	$-	$-	$12.41	2.14%[b]	$24,603	0.77%[a]	0.74%[a]	(0.61%)[a]
12/31/14	12.60	0.33	0.05	0.38	(0.46)	(0.37)	(0.83)	12.15	2.95%	21,517	0.78%	0.76%	2.57%
12/31/13	10.44	0.09	2.21	2.30	(0.14)	-	(0.14)	12.60	22.20%	3,531	0.98%	0.98%[k]	0.74%
12/31/12	9.19	0.09	1.28	1.37	(0.12)	-	(0.12)	10.44	14.91%	2,816	0.87%	0.86%	0.91%
12/31/11	9.74	0.23	(0.66)	(0.43)	(0.12)	-	(0.12)	9.19	(4.41%)	2,502	0.85%	N/A	2.53%
12/31/10	8.57	0.05	1.18	1.23	(0.06)	-	(0.06)	9.74	14.52%	286	0.81%	N/A	0.55%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	20%	30%	45%	55%	75%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$12.55	$0.01	$0.32	$0.33	$-	$-	$-	$12.88	2.63%	[b]	$9,855	0.35%	[a]	0.02%	[a]	0.08%	[a]
12/31/14[h]	12.98	0.47	(0.13)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.57%	[b]	6,636	0.51%	[a]	0.02%	[a]	4.80%	[a]
Class R5
06/30/15[r]	$12.55	$(0.00)[d]	$0.32	$0.32	$-	$-	$-	$12.87	2.55%	[b]	$1,813	0.45%	[a]	0.12%	[a]	(0.02%	)[a]
12/31/14[h]	12.98	1.17	(0.83)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.56%	[b]	1,673	0.61%	[a]	0.12%	[a]	11.87%	[a]
Service Class
06/30/15[r]	$12.56	$(0.01)	$0.33	$0.32	$-	$-	$-	$12.88	2.55%	[b]	$8,245	0.55%	[a]	0.22%	[a]	(0.12%	)[a]
12/31/14	12.83	0.15	0.32	0.47	(0.29)	(0.45)	(0.74)	12.56	3.62%		5,342	0.72%		0.22%		1.17%
12/31/13	10.85	0.24	2.48	2.72	(0.32)	(0.42)	(0.74)	12.83	25.33%		5,499	1.28%		0.19%		1.92%
12/31/12	9.86	0.21	1.41	1.62	(0.16)	(0.47)	(0.63)	10.85	16.48%		1,408	3.75%		0.10%		1.95%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.17)	(0.43)	(0.60)	9.86	(4.53%	)	750	5.19%		0.10%		1.39%
12/31/10[g]	10.00	0.13	0.96	1.09	(0.13)	-	(0.13)	10.96	10.94%	[b]	777	5.15%	[a]	0.10%	[a]	1.69%	[a]
Administrative Class
06/30/15[r]	$12.54	$(0.01)	$0.32	$0.31	$-	$-	$-	$12.85	2.47%	[b]	$8,894	0.65%	[a]	0.32%	[a]	(0.22%	)[a]
12/31/14	12.83	0.36	0.10	0.46	(0.30)	(0.45)	(0.75)	12.54	3.52%		6,304	0.81%		0.32%		2.76%
12/31/13	10.85	0.23	2.49	2.72	(0.32)	(0.42)	(0.74)	12.83	25.29%		322	1.37%		0.24%		1.86%
12/31/12	9.87	0.15	1.45	1.60	(0.15)	(0.47)	(0.62)	10.85	16.30%		127	3.84%		0.15%		1.40%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.16)	(0.43)	(0.59)	9.87	(4.48%	)	121	5.26%		0.15%		1.40%
12/31/10[g]	10.00	0.12	0.97	1.09	(0.13)	-	(0.13)	10.96	10.90%	[b]	111	5.20%	[a]	0.15%	[a]	1.64%	[a]
Class A
06/30/15[r]	$12.46	$(0.03)	$0.32	$0.29	$-	$-	$-	$12.75	2.33%	[b]	$15,774	0.90%	[a]	0.57%	[a]	(0.47%	)[a]
12/31/14	12.75	0.21	0.21	0.42	(0.26)	(0.45)	(0.71)	12.46	3.28%		7,199	1.08%		0.58%		1.58%
12/31/13	10.81	0.22	2.44	2.66	(0.30)	(0.42)	(0.72)	12.75	24.79%		3,589	1.72%		0.59%		1.77%
12/31/12	9.84	0.18	1.39	1.57	(0.13)	(0.47)	(0.60)	10.81	16.02%		779	4.20%		0.50%		1.65%
12/31/11	10.95	0.19	(0.73)	(0.54)	(0.14)	(0.43)	(0.57)	9.84	(4.86%	)	331	5.61%		0.50%		1.78%
12/31/10[g]	10.00	0.11	0.95	1.06	(0.11)	-	(0.11)	10.95	10.58%	[b]	139	5.55%	[a]	0.50%	[a]	1.51%	[a]
Class R4
06/30/15[r]	$12.43	$(0.02)	$0.32	$0.30	$-	$-	$-	$12.73	2.41%	[b]	$8,448	0.80%	[a]	0.47%	[a]	(0.37%	)[a]
12/31/14[h]	12.88	0.30	(0.01)	0.29	(0.29)	(0.45)	(0.74)	12.43	2.22%	[b]	5,315	0.96%	[a]	0.47%	[a]	3.10%	[a]
Class R3
06/30/15[r]	$12.43	$(0.04)	$0.32	$0.28	$-	$-	$-	$12.71	2.25%	[b]	$15,501	1.05%	[a]	0.72%	[a]	(0.62%	)[a]
12/31/14[h]	12.88	0.29	(0.02)	0.27	(0.27)	(0.45)	(0.72)	12.43	2.10%	[b]	9,628	1.21%	[a]	0.72%	[a]	2.25%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	10%	26%	39%	68%	56%	8%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$8.96	$0.00 [d]	$0.24	$0.24	$-	$-	$-	$9.20	2.68%	[b]	$24,857	0.17%	[a]	0.02%	[a]	0.06%	[a]
12/31/14[h]	9.90	0.36	(0.09)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.57%	[b]	19,990	0.16%	[a]	0.02%	[a]	4.93%	[a]
Class R5
06/30/15[r]	$8.96	$(0.00)[d]	$0.23	$0.23	$-	$-	$-	$9.19	2.57%	[b]	$971	0.27%	[a]	0.12%	[a]	(0.04%	)[a]
12/31/14[h]	9.90	0.60	(0.33)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.56%	[b]	790	0.26%	[a]	0.12%	[a]	8.13%	[a]
Service Class
06/30/15[r]	$8.97	$(0.01)	$0.24	$0.23	$-	$-	$-	$9.20	2.56%	[b]	$36,858	0.37%	[a]	0.22%	[a]	(0.15%	)[a]
12/31/14	9.79	0.12	0.25	0.37	(0.22)	(0.97)	(1.19)	8.97	3.59%		38,141	0.34%		0.22%		1.19%
12/31/13	8.48	0.14	1.99	2.13	(0.25)	(0.57)	(0.82)	9.79	25.48%		49,996	0.32%		0.18%		1.49%
12/31/12	7.71	0.16	1.08	1.24	(0.13)	(0.34)	(0.47)	8.48	16.22%		29,840	0.26%		0.10%		1.87%
12/31/11	8.67	0.13	(0.52)	(0.39)	(0.13)	(0.44)	(0.57)	7.71	(4.47%	)	18,945	0.29%		0.10%		1.53%
12/31/10	7.69	0.10	1.12	1.22	(0.10)	(0.14)	(0.24)	8.67	15.86%		14,974	0.30%		0.10%		1.25%
Administrative Class
06/30/15[r]	$8.97	$(0.01)	$0.23	$0.22	$-	$-	$-	$9.19	2.45%	[b]	$27,265	0.47%	[a]	0.32%	[a]	(0.24%	)[a]
12/31/14	9.80	0.18	0.18	0.36	(0.22)	(0.97)	(1.19)	8.97	3.49%		23,872	0.45%		0.31%		1.81%
12/31/13	8.49	0.16	1.97	2.13	(0.25)	(0.57)	(0.82)	9.80	25.42%		9,648	0.41%		0.24%		1.64%
12/31/12	7.71	0.08	1.17	1.25	(0.13)	(0.34)	(0.47)	8.49	16.27%		3,994	0.34%		0.15%		0.93%
12/31/11	8.67	0.13	(0.52)	(0.39)	(0.13)	(0.44)	(0.57)	7.71	(4.51%	)	6,670	0.36%		0.15%		1.53%
12/31/10	7.69	0.11	1.11	1.22	(0.10)	(0.14)	(0.24)	8.67	15.82%		4,816	0.35%		0.15%		1.35%
Class A
06/30/15[r]	$8.92	$(0.02)	$0.24	$0.22	$-	$-	$-	$9.14	2.47%	[b]	$17,952	0.72%	[a]	0.57%	[a]	(0.49%	)[a]
12/31/14	9.75	0.12	0.20	0.32	(0.18)	(0.97)	(1.15)	8.92	3.18%		12,039	0.71%		0.58%		1.25%
12/31/13	8.45	0.08	2.00	2.08	(0.21)	(0.57)	(0.78)	9.75	24.92%		9,721	0.76%		0.58%		0.80%
12/31/12	7.68	0.10	1.11	1.21	(0.10)	(0.34)	(0.44)	8.45	15.74%		8,644	0.70%		0.50%		1.23%
12/31/11	8.65	0.13	(0.55)	(0.42)	(0.11)	(0.44)	(0.55)	7.68	(4.75%	)	5,616	0.71%		0.50%		1.52%
12/31/10	7.69	0.08	1.09	1.17	(0.07)	(0.14)	(0.21)	8.65	15.27%		2,879	0.70%		0.50%		1.04%
Class R4
06/30/15[r]	$8.91	$(0.02)	$0.23	$0.21	$-	$-	$-	$9.12	2.36%	[b]	$8,836	0.62%	[a]	0.47%	[a]	(0.39%	)[a]
12/31/14[h]	9.85	0.19	0.05	0.24	(0.21)	(0.97)	(1.18)	8.91	2.35%	[b]	7,133	0.61%	[a]	0.47%	[a]	2.57%	[a]
Class R3
06/30/15[r]	$8.87	$(0.03)	$0.23	$0.20	$-	$-	$-	$9.07	2.25%	[b]	$12,843	0.87%	[a]	0.72%	[a]	(0.64%	)[a]
12/31/14	9.73	0.22	0.09	0.31	(0.20)	(0.97)	(1.17)	8.87	3.03%		11,800	0.88%		0.74%		2.24%
12/31/13	8.44	0.07	1.98	2.05	(0.19)	(0.57)	(0.76)	9.73	24.60%		2,487	1.06%		0.88%		0.71%
12/31/12	7.68	0.08	1.10	1.18	(0.08)	(0.34)	(0.42)	8.44	15.47%		1,767	1.00%		0.80%		0.93%
12/31/11	8.68	0.20	(0.66)	(0.46)	(0.10)	(0.44)	(0.54)	7.68	(5.23%	)	1,306	1.02%		0.80%		2.52%
12/31/10	7.71	0.04	1.11	1.15	(0.04)	(0.14)	(0.18)	8.68	14.97%		93	1.00%		0.80%		0.50%

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013	2012	2011	2010
Portfolio turnover rate	20%	37%	45%	87%	80%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

55

MassMutual RetireSMART 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less Distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/15[r]	$10.38	$0.01	$0.27	$0.28	$-	$-	$-	$10.66	2.70%	[b]	$359	2.68%	[a]	0.00%	[a,e]	0.10%	[a]
12/31/14[h]	10.62	0.19	0.09	0.28	(0.28)	(0.24)	(0.52)	10.38	2.60%	[b]	103	4.83%	[a]	0.00%	[a,e]	2.34%	[a]
Class R5
06/30/15[r]	$10.40	$(0.00)[d]	$0.27	$0.27	$-	$-	$-	$10.67	2.60%	[b]	$321	2.78%	[a]	0.10%	[a]	(0.02%	)[a]
12/31/14[h]	10.62	0.38	(0.10)	0.28	(0.26)	(0.24)	(0.50)	10.40	2.54%	[b]	268	4.93%	[a]	0.10%	[a]	4.65%	[a]
Service Class
06/30/15[r]	$10.43	$(0.01)	$0.27	$0.26	$-	$-	$-	$10.69	2.49%	[b]	$1,372	2.88%	[a]	0.20%	[a]	(0.12%	)[a]
12/31/14	10.50	0.20	0.20	0.40	(0.23)	(0.24)	(0.47)	10.43	3.71%		1,069	4.78%		0.21%		1.89%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.56%	[b]	753	13.64%	[a]	0.23%	[a]	4.00%	[a]
Administrative Class
06/30/15[r]	$10.40	$(0.01)	$0.27	$0.26	$-	$-	$-	$10.66	2.50%	[b]	$1,142	2.98%	[a]	0.30%	[a]	(0.22%	)[a]
12/31/14	10.50	0.32	0.06	0.38	(0.24)	(0.24)	(0.48)	10.40	3.52%		774	5.04%		0.30%		2.99%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.58%	[b]	108	13.74%	[a]	0.28%	[a]	3.95%	[a]
Class A
06/30/15[r]	$10.39	$(0.02)	$0.27	$0.25	$-	$-	$-	$10.64	2.41%	[b]	$3,520	3.23%	[a]	0.55%	[a]	(0.46%	)[a]
12/31/14	10.50	0.27	0.08	0.35	(0.22)	(0.24)	(0.46)	10.39	3.24%		638	5.26%		0.56%		2.52%
12/31/13[g]	10.00	0.11	0.64	0.75	(0.24)	(0.01)	(0.25)	10.50	7.47%	[b]	108	14.09%	[a]	0.63%	[a]	3.60%	[a]
Class R4
06/30/15[r]	$10.38	$(0.02)	$0.27	$0.25	$-	$-	$-	$10.63	2.41%	[b]	$631	3.13%	[a]	0.45%	[a]	(0.38%	)[a]
12/31/14[h]	10.61	0.29	(0.04)	0.25	(0.24)	(0.24)	(0.48)	10.38	2.28%	[b]	720	5.28%	[a]	0.45%	[a]	3.59%	[a]
Class R3
06/30/15[r]	$10.37	$(0.03)	$0.27	$0.24	$-	$-	$-	$10.61	2.31%	[b]	$2,991	3.38%	[a]	0.70%	[a]	(0.61%	)[a]
12/31/14[h]	10.61	0.25	(0.02)	0.23	(0.23)	(0.24)	(0.47)	10.37	2.10%	[b]	1,302	5.53%	[a]	0.70%	[a]	3.12%	[a]

	Six months ended June 30, 2015[b,r]	Year ended December 31
		2014	2013
Portfolio turnover rate	18%	26%	4%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period September 17, 2013 (commencement of operations) through December 31, 2013.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

56

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 15 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Effective March 14, 2014, Class L shares of the MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM Retire SMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund merged into Class Y shares (now known as Administrative Class shares).

Effective April 1, 2014, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, and Class L shares were renamed Administrative Class shares for the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. Effective April 1, 2014, Class S shares were renamed Service Class shares, and Class Y shares were renamed Administrative Class shares for the MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund. Effective April 1, 2014, Class N shares were renamed Class R3 shares for the MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2040 Fund, and MM RetireSMART 2050 Fund.

The Funds invest all of their investable assets in shares of various funds advised by MML Investment Advisers, LLC (“MML Advisers”) or its affiliates. The financial statements included herein are those of the Funds. The financial statements of the applicable MassMutual Select Funds (“Select”), MassMutual Premier Funds (“Premier”) (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC, a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)) and Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual) are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each Fund are diversified and a shareholder’s interest is limited to the Select, Premier, Babson, or Oppenheimer Funds in which the shares are invested.

57

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding underlying funds. Shares of the underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds explain the valuation methods for the underlying funds, including the circumstances under which the underlying funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of June 30, 2015. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a

58

Notes to Financial Statements (Unaudited) (Continued)

dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain underlying funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

59

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an administrative and shareholder services agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2010 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2015 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART Moderate Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%

60

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Moderate Growth Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Growth Fund*	0.07%	0.17%	0.27%	0.37%	0.62%	0.52%	0.77%
MM RetireSMART In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART 2010 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2015 Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund fees and expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2016.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2015.

Total % of Ownership by Related Party
MM RetireSMART Conservative Fund	90.1%
MM RetireSMART Moderate Fund	85.1%
MM RetireSMART Moderate Growth Fund	91.7%
MM RetireSMART Growth Fund	78.8%
MM RetireSMART In Retirement Fund	59.0%
MM RetireSMART 2010 Fund	58.5%
MM RetireSMART 2015 Fund	66.9%
MM RetireSMART 2020 Fund	73.0%
MM RetireSMART 2025 Fund	62.9%
MM RetireSMART 2030 Fund	74.6%
MM RetireSMART 2035 Fund	63.3%
MM RetireSMART 2040 Fund	75.5%
MM RetireSMART 2045 Fund	65.4%
MM RetireSMART 2050 Fund	71.0%
MM RetireSMART 2055 Fund	56.4%

61

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2015, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM RetireSMART Conservative Fund	$-	$38,951,564	$-	$39,299,590
MM RetireSMART Moderate Fund	-	44,172,294	-	68,654,772
MM RetireSMART Moderate Growth Fund	-	38,764,834	-	50,998,495
MM RetireSMART Growth Fund	-	16,174,172	-	19,025,114
MM RetireSMART In Retirement Fund	-	22,733,918	-	21,130,121
MM RetireSMART 2010 Fund	-	29,924,618	-	28,118,259
MM RetireSMART 2015 Fund	-	41,525,842	-	18,402,531
MM RetireSMART 2020 Fund	-	116,456,559	-	88,380,523
MM RetireSMART 2025 Fund	-	76,559,544	-	20,815,833
MM RetireSMART 2030 Fund	-	123,944,956	-	99,738,375
MM RetireSMART 2035 Fund	-	61,084,861	-	13,945,779
MM RetireSMART 2040 Fund	-	76,025,777	-	67,607,558
MM RetireSMART 2045 Fund	-	30,720,943	-	5,579,575
MM RetireSMART 2050 Fund	-	37,534,952	-	24,980,731
MM RetireSMART 2055 Fund	-	6,699,943	-	1,376,403

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART Conservative Fund Class I*
Sold	87	$852	21,403	$220,703
Issued as reinvestment of dividends	-	-	1,345	13,210
Redeemed	(3,146)	(30,860)	(1,792)	(18,440)

Net increase (decrease)	(3,059)	$(30,008)	20,956	$215,473

MM RetireSMART Conservative Fund Class R5
Sold	87,880	$868,675	176,459	$1,799,054
Issued as reinvestment of dividends	-	-	27,116	267,231
Redeemed	(27,711)	(274,433)	(106,831)	(1,094,662)

Net increase (decrease)	60,169	$594,242	96,744	$971,623

MM RetireSMART Conservative Fund Service Class
Sold	225,355	$2,222,335	1,283,149	$13,174,679
Issued as reinvestment of dividends	-	-	146,666	1,442,446
Redeemed	(417,210)	(4,113,400)	(487,083)	(5,021,944)

Net increase (decrease)	(191,855)	$(1,891,065)	942,732	$9,595,181

62

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART Conservative Fund Administrative Class
Sold	1,142,860	$11,247,473	1,050,901	$10,778,318
Issued as reinvestment of dividends	-	-	434,603	4,284,541
Redeemed	(580,184)	(5,725,345)	(1,238,202)	(12,630,622)

Net increase (decrease)	562,676	$5,522,128	247,302	$2,432,237

MM RetireSMART Conservative Fund Class A
Sold	859,568	$8,445,653	1,764,653	$18,080,578
Issued as reinvestment of dividends	-	-	859,177	8,484,531
Redeemed	(1,317,785)	(13,006,282)	(2,886,450)	(29,440,520)

Net increase (decrease)	(458,217)	$(4,560,629)	(262,620)	$(2,875,411)

MM RetireSMART Conservative Fund Class R4*
Sold	10	$100	9,833	$100,104
Issued as reinvestment of dividends	-	-	701	6,902
Redeemed	-	-	- +	(4)

Net increase (decrease)	10	$100	10,534	$107,002

MM RetireSMART Conservative Fund Class R3*
Sold	50,231	$495,701	9,823	$100,002
Issued as reinvestment of dividends	-	-	681	6,705
Redeemed	(11,605)	(113,819)	- +	(2)

Net increase (decrease)	38,626	$381,882	10,504	$106,705

MM RetireSMART Moderate Fund Class I*
Sold	216	$2,168	72,031	$786,271
Issued as reinvestment of dividends	-	-	7,096	70,128
Redeemed	(5,010)	(50,305)	(5,152)	(55,060)

Net increase (decrease)	(4,794)	$(48,137)	73,975	$801,339

MM RetireSMART Moderate Fund Class R5
Sold	136,989	$1,368,603	918,085	$9,870,276
Issued as reinvestment of dividends	-	-	271,406	2,720,164
Redeemed	(87,567)	(878,078)	(373,629)	(4,029,335)

Net increase (decrease)	49,422	$490,525	815,862	$8,561,105

MM RetireSMART Moderate Fund Service Class
Sold	279,019	$2,771,560	2,480,903	$26,849,361
Issued as reinvestment of dividends	-	-	579,596	5,840,479
Redeemed	(1,456,498)	(14,586,722)	(1,014,251)	(10,905,599)

Net increase (decrease)	(1,177,479)	$(11,815,162)	2,046,248	$21,784,241

MM RetireSMART Moderate Fund Administrative Class
Sold	1,419,195	$14,196,906	1,785,050	$19,297,390
Issued as reinvestment of dividends	-	-	1,606,447	16,191,906
Redeemed	(1,282,230)	(12,865,674)	(3,456,747)	(37,066,628)

Net increase (decrease)	136,965	$1,331,232	(65,250)	$(1,577,332)

63

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART Moderate Fund Class A
Sold	1,190,714	$11,817,499	2,335,154	$25,076,427
Issued as reinvestment of dividends	-	-	2,248,364	22,701,240
Redeemed	(2,664,308)	(26,701,742)	(4,560,724)	(48,988,878)

Net increase (decrease)	(1,473,594)	$(14,884,243)	22,794	$(1,211,211)

MM RetireSMART Moderate Fund Class R4*
Sold	53,014	$533,192	9,278	$100,101
Issued as reinvestment of dividends	-	-	1,149	11,590
Redeemed	(14,351)	(144,769)	-	-

Net increase (decrease)	38,663	$388,423	10,427	$111,691

MM RetireSMART Moderate Fund Class R3*
Sold	86,580	$869,837	9,288	$100,200
Issued as reinvestment of dividends	-	-	1,130	11,389
Redeemed	(14,978)	(150,030)	-	-

Net increase (decrease)	71,602	$719,807	10,418	$111,589

MM RetireSMART Moderate Growth Fund Class I*
Sold	209	$2,146	28,935	$333,845
Issued as reinvestment of dividends	-	-	4,007	40,888
Redeemed	(31)	(321)	(1,244)	(14,198)

Net increase (decrease)	178	$1,825	31,698	$360,535

MM RetireSMART Moderate Growth Fund Class R5
Sold	86,137	$883,511	622,895	$7,068,893
Issued as reinvestment of dividends	-	-	140,965	1,461,070
Redeemed	(78,591)	(813,110)	(181,477)	(2,072,839)

Net increase (decrease)	7,546	$70,401	582,383	$6,457,124

MM RetireSMART Moderate Growth Fund Service Class
Sold	113,019	$1,157,877	1,260,511	$14,743,606
Issued as reinvestment of dividends	-	-	417,801	4,342,507
Redeemed	(504,809)	(5,187,353)	(403,107)	(4,561,767)

Net increase (decrease)	(391,790)	$(4,029,476)	1,275,205	$14,524,346

MM RetireSMART Moderate Growth Fund Administrative Class
Sold	1,390,575	$14,162,841	2,231,233	$25,482,726
Issued as reinvestment of dividends	-	-	1,949,335	20,269,293
Redeemed	(867,654)	(8,916,200)	(2,262,041)	(25,753,722)

Net increase (decrease)	522,921	$5,246,641	1,918,527	$19,998,297

MM RetireSMART Moderate Growth Fund Class A
Sold	659,997	$6,765,483	1,166,541	$13,324,823
Issued as reinvestment of dividends	-	-	2,274,337	23,753,669
Redeemed	(2,029,540)	(20,821,582)	(4,003,034)	(45,110,526)

Net increase (decrease)	(1,369,543)	$(14,056,099)	(562,156)	$(8,032,034)

64

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART Moderate Growth Fund Class R4*
Sold	1,519	$15,979	8,728	$100,105
Issued as reinvestment of dividends	-	-	1,447	15,051
Redeemed	(629)	(6,448)	(1)	(4)

Net increase (decrease)	890	$9,531	10,174	$115,152

MM RetireSMART Moderate Growth Fund Class R3*
Sold	102,585	$1,068,163	8,728	$100,100
Issued as reinvestment of dividends	-	-	1,427	14,848
Redeemed	(805)	(8,285)	-	-

Net increase (decrease)	101,780	$1,059,878	10,155	$114,948

MM RetireSMART Growth Fund Class I*
Sold	724	$7,998	26,443	$326,092
Issued as reinvestment of dividends	-	-	3,463	38,125
Redeemed	(6,211)	(68,147)	(1,306)	(15,836)

Net increase (decrease)	(5,487)	$(60,149)	28,600	$348,381

MM RetireSMART Growth Fund Class R5
Sold	65,952	$731,304	199,372	$2,422,317
Issued as reinvestment of dividends	-	-	73,576	826,049
Redeemed	(47,363)	(512,097)	(104,128)	(1,261,888)

Net increase (decrease)	18,589	$219,207	168,820	$1,986,478

MM RetireSMART Growth Fund Service Class
Sold	47,910	$528,641	303,598	$3,757,132
Issued as reinvestment of dividends	-	-	75,870	850,044
Redeemed	(136,754)	(1,518,617)	(123,273)	(1,505,091)

Net increase (decrease)	(88,844)	$(989,976)	256,195	$3,102,085

MM RetireSMART Growth Fund Administrative Class
Sold	622,319	$6,869,656	1,039,641	$12,704,374
Issued as reinvestment of dividends	-	-	521,391	5,848,818
Redeemed	(400,564)	(4,437,337)	(759,278)	(9,204,038)

Net increase (decrease)	221,755	$2,432,319	801,754	$9,349,154

MM RetireSMART Growth Fund Class A
Sold	498,546	$5,482,112	1,169,791	$14,051,356
Issued as reinvestment of dividends	-	-	775,099	8,687,712
Redeemed	(927,274)	(10,207,926)	(1,412,795)	(16,914,860)

Net increase (decrease)	(428,728)	$(4,725,814)	532,095	$5,824,208

MM RetireSMART Growth Fund Class R4*
Sold	2,367	$26,040	8,178	$100,106
Issued as reinvestment of dividends	-	-	1,313	14,695
Redeemed	(882)	(9,851)	- +	(4)

Net increase (decrease)	1,485	$16,189	9,491	$114,797

MM RetireSMART Growth Fund Class R3*
Sold	49,189	$549,718	8,188	$100,202
Issued as reinvestment of dividends	-	-	1,295	14,493
Redeemed	(121)	(1,351)	- +	(2)

Net increase (decrease)	49,068	$548,367	9,483	$114,693

65

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART In Retirement Fund Class I*
Sold	217,490	$2,439,604	471,270	$5,331,349
Issued as reinvestment of dividends	-	-	10,583	117,788
Redeemed	(65,243)	(733,804)	(63,423)	(697,975)

Net increase (decrease)	152,247	$1,705,800	418,430	$4,751,162

MM RetireSMART In Retirement Fund Class R5*
Sold	37,756	$421,935	96,542	$1,062,851
Issued as reinvestment of dividends	-	-	231	2,570
Redeemed	(30,479)	(344,631)	(10,122)	(111,883)

Net increase (decrease)	7,277	$77,304	86,651	$953,538

MM RetireSMART In Retirement Fund Service Class
Sold	343,451	$3,834,192	1,198,977	$13,371,616
Issued as reinvestment of dividends	-	-	44,617	497,033
Redeemed	(529,406)	(5,938,676)	(1,672,038)	(18,829,429)

Net increase (decrease)	(185,955)	$(2,104,484)	(428,444)	$(4,960,780)

MM RetireSMART In Retirement Fund Administrative Class**
Sold	154,784	$1,733,217	820,253	$9,145,815
Issued — merger	-	-	1,674,318	18,400,755
Issued as reinvestment of dividends	-	-	75,879	845,297
Redeemed	(369,241)	(4,129,545)	(1,100,437)	(12,278,755)

Net increase (decrease)	(214,457)	$(2,396,328)	1,470,013	$16,113,112

MM RetireSMART In Retirement Fund Class L**
Sold			71,884	$781,884
Redeemed			(215,489)	(2,363,164)
Redemptions-merger			(1,675,201)	(18,400,755)

Net increase (decrease)			(1,818,806)	$(19,982,035)

MM RetireSMART In Retirement Fund Class A
Sold	292,447	$3,230,372	330,578	$3,636,848
Issued as reinvestment of dividends	-	-	37,747	418,614
Redeemed	(240,664)	(2,674,357)	(392,887)	(4,313,073)

Net increase (decrease)	51,783	$556,015	(24,562)	$(257,611)

MM RetireSMART In Retirement Fund Class R4*
Sold	331,667	$3,672,207	203,464	$2,262,293
Issued as reinvestment of dividends	-	-	3,402	37,529
Redeemed	(91,313)	(1,009,922)	(46,066)	(503,993)

Net increase (decrease)	240,354	$2,662,285	160,800	$1,795,829

MM RetireSMART In Retirement Fund Class R3
Sold	151,944	$1,670,669	750,328	$8,271,678
Issued as reinvestment of dividends	-	-	6,563	72,198
Redeemed	(37,253)	(410,986)	(297,685)	(3,267,657)

Net increase (decrease)	114,691	$1,259,683	459,206	$5,076,219

66

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2010 Fund Class I*
Sold	112,152	$1,349,419	984,318	$11,912,199
Issued as reinvestment of dividends	-	-	27,013	320,644
Redeemed	(184,874)	(2,213,598)	(45,249)	(532,185)

Net increase (decrease)	(72,722)	$(864,179)	966,082	$11,700,658

MM RetireSMART 2010 Fund Class R5*
Sold	62,264	$744,165	196,048	$2,315,218
Issued as reinvestment of dividends	-	-	256	3,036
Redeemed	(23,334)	(277,117)	(63,933)	(752,496)

Net increase (decrease)	38,930	$467,048	132,371	$1,565,758

MM RetireSMART 2010 Fund Service Class
Sold	632,251	$7,518,418	1,133,566	$13,504,306
Issued as reinvestment of dividends	-	-	76,851	913,758
Redeemed	(896,781)	(10,741,454)	(3,930,146)	(47,382,818)

Net increase (decrease)	(264,530)	$(3,223,036)	(2,719,729)	$(32,964,754)

MM RetireSMART 2010 Fund Administrative Class**
Sold	67,125	$801,999	1,267,479	$15,070,147
Issued — merger	-	-	693,198	8,124,286
Issued as reinvestment of dividends	-	-	51,856	616,051
Redeemed	(368,996)	(4,409,162)	(902,623)	(10,821,421)

Net increase (decrease)	(301,871)	$(3,607,163)	1,109,910	$12,989,063

MM RetireSMART 2010 Fund Class L**
Sold			42,085	$484,737
Redeemed			(242,600)	(2,848,017)
Redemptions-merger			(695,084)	(8,124,286)

Net increase (decrease)			(895,599)	$(10,487,566)

MM RetireSMART 2010 Fund Class A
Sold	881,759	$10,313,947	656,545	$7,640,087
Issued as reinvestment of dividends	-	-	49,768	587,758
Redeemed	(433,067)	(5,090,859)	(787,384)	(9,219,491)

Net increase (decrease)	448,692	$5,223,088	(81,071)	$(991,646)

MM RetireSMART 2010 Fund Class R4*
Sold	28,724	$336,858	176,158	$2,103,886
Issued as reinvestment of dividends	-	-	5,061	59,476
Redeemed	(6,431)	(75,455)	(15,240)	(178,870)

Net increase (decrease)	22,293	$261,403	165,979	$1,984,492

MM RetireSMART 2010 Fund Class R3
Sold	437,703	$5,116,914	823,840	$9,674,436
Issued as reinvestment of dividends	-	-	17,913	208,865
Redeemed	(120,228)	(1,407,182)	(235,529)	(2,731,399)

Net increase (decrease)	317,475	$3,709,732	606,224	$7,151,902

67

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2015 Fund Class I*
Sold	446,377	$5,280,118	555,197	$6,688,553
Issued as reinvestment of dividends	-	-	25,237	294,176
Redeemed	(180,164)	(2,130,959)	(48,690)	(580,562)

Net increase (decrease)	266,213	$3,149,159	531,744	$6,402,167

MM RetireSMART 2015 Fund Class R5*
Sold	83,057	$973,798	125,450	$1,499,716
Issued as reinvestment of dividends	-	-	4,383	50,716
Redeemed	(12,074)	(140,123)	(27,284)	(315,173)

Net increase (decrease)	70,983	$833,675	102,549	$1,235,259

MM RetireSMART 2015 Fund Service Class
Sold	246,563	$2,878,571	505,670	$6,059,319
Issued as reinvestment of dividends	-	-	35,478	415,203
Redeemed	(109,033)	(1,282,461)	(724,564)	(8,717,313)

Net increase (decrease)	137,530	$1,596,110	(183,416)	$(2,242,791)

MM RetireSMART 2015 Fund Administrative Class**
Sold	53,715	$629,695	828,050	$9,992,648
Issued — merger	-	-	325,521	3,805,341
Issued as reinvestment of dividends	-	-	45,764	533,655
Redeemed	(218,437)	(2,565,784)	(256,988)	(3,085,554)

Net increase (decrease)	(164,722)	$(1,936,089)	942,347	$11,246,090

MM RetireSMART 2015 Fund Class L**
Sold			30,758	$357,694
Issued as reinvestment of dividends			-	-
Redeemed			(7,396)	(86,699)
Redemptions-merger			(326,267)	(3,805,341)

Net increase (decrease)			(302,905)	$(3,534,346)

MM RetireSMART 2015 Fund Class A
Sold	1,455,076	$16,665,279	496,455	$5,813,922
Issued as reinvestment of dividends	-	-	39,850	461,666
Redeemed	(473,219)	(5,501,162)	(158,941)	(1,883,988)

Net increase (decrease)	981,857	$11,164,117	377,364	$4,391,600

MM RetireSMART 2015 Fund Class R4*
Sold	486,375	$5,611,320	1,031,610	$12,333,565
Issued as reinvestment of dividends	-	-	45,236	523,439
Redeemed	(279,150)	(3,251,432)	(93,062)	(1,111,406)

Net increase (decrease)	207,225	$2,359,888	983,784	$11,745,598

MM RetireSMART 2015 Fund Class R3*
Sold	728,862	$8,496,681	1,156,365	$13,734,336
Issued as reinvestment of dividends	-	-	43,053	497,926
Redeemed	(204,801)	(2,380,102)	(174,323)	(2,075,552)

Net increase (decrease)	524,061	$6,116,579	1,025,095	$12,156,710

68

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2020 Fund Class I*
Sold	1,111,356	$14,114,191	3,981,550	$50,168,191
Issued as reinvestment of dividends	-	-	73,742	923,254
Redeemed	(367,382)	(4,657,647)	(291,406)	(3,631,326)

Net increase (decrease)	743,974	$9,456,544	3,763,886	$47,460,119

MM RetireSMART 2020 Fund Class R5*
Sold	354,683	$4,465,018	395,370	$4,903,153
Issued as reinvestment of dividends	-	-	202	2,533
Redeemed	(67,816)	(848,191)	(18,678)	(230,546)

Net increase (decrease)	286,867	$3,616,827	376,894	$4,675,140

MM RetireSMART 2020 Fund Service Class
Sold	1,800,007	$22,590,187	5,847,266	$73,016,945
Issued as reinvestment of dividends	-	-	336,572	4,217,250
Redeemed	(2,873,636)	(36,456,211)	(9,906,530)	(125,224,672)

Net increase (decrease)	(1,073,629)	$(13,866,024)	(3,722,692)	$(47,990,477)

MM RetireSMART 2020 Fund Administrative Class**
Sold	715,768	$9,035,347	4,192,203	$52,043,174
Issued — merger	-	-	7,060,577	85,997,834
Issued as reinvestment of dividends	-	-	255,608	3,197,654
Redeemed	(1,240,503)	(15,623,523)	(3,446,104)	(43,187,428)

Net increase (decrease)	(524,735)	$(6,588,176)	8,062,284	$98,051,234

MM RetireSMART 2020 Fund Class L**
Sold			294,436	$3,578,099
Redeemed			(576,688)	(7,064,234)
Redemptions-merger			(7,062,534)	(85,997,834)

Net increase (decrease)			(7,344,786)	$(89,483,969)

MM RetireSMART 2020 Fund Class A
Sold	2,411,244	$29,566,901	1,848,898	$22,546,263
Issued as reinvestment of dividends	-	-	157,924	1,961,413
Redeemed	(846,350)	(10,492,891)	(2,487,819)	(30,435,588)

Net increase (decrease)	1,564,894	$19,074,010	(480,997)	$(5,927,912)

MM RetireSMART 2020 Fund Class R4*
Sold	1,006,112	$12,483,492	1,514,712	$18,810,236
Issued as reinvestment of dividends	-	-	28,571	353,136
Redeemed	(290,135)	(3,591,964)	(95,111)	(1,158,738)

Net increase (decrease)	715,977	$8,891,528	1,448,172	$18,004,634

MM RetireSMART 2020 Fund Class R3
Sold	1,494,268	$18,295,327	4,215,823	$51,477,606
Issued as reinvestment of dividends	-	-	84,044	1,024,492
Redeemed	(825,745)	(10,144,112)	(435,489)	(5,243,860)

Net increase (decrease)	668,523	$8,151,215	3,864,378	$47,258,238

MM RetireSMART 2025 Fund Class I*
Sold	938,531	$11,783,955	1,174,937	$15,025,196
Issued as reinvestment of dividends	-	-	57,185	707,614
Redeemed	(213,678)	(2,681,528)	(61,903)	(782,188)

Net increase (decrease)	724,853	$9,102,427	1,170,219	$14,950,622

69

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2025 Fund Class R5*
Sold	81,901	$1,026,332	370,632	$4,749,576
Issued as reinvestment of dividends	-	-	15,383	188,650
Redeemed	(85,811)	(1,056,459)	(27,805)	(345,438)

Net increase (decrease)	(3,910)	$(30,127)	358,210	$4,592,788

MM RetireSMART 2025 Fund Service Class
Sold	877,568	$10,840,200	1,456,698	$18,575,778
Issued as reinvestment of dividends	-	-	37,998	470,031
Redeemed	(184,798)	(2,317,570)	(1,607,037)	(20,416,000)

Net increase (decrease)	692,770	$8,522,630	(112,341)	$(1,370,191)

MM RetireSMART 2025 Fund Administrative Class**
Sold	334,124	$4,151,522	1,660,843	$21,189,430
Issued — merger	-	-	694,885	8,581,825
Issued as reinvestment of dividends	-	-	101,695	1,258,814
Redeemed	(87,418)	(1,093,035)	(349,840)	(4,410,352)

Net increase (decrease)	246,706	$3,058,487	2,107,583	$26,619,717

MM RetireSMART 2025 Fund Class L**
Sold			110,292	$1,334,271
Redeemed			(2,443)	(29,752)
Redemptions-merger			(696,463)	(8,581,825)

Net increase (decrease)			(588,614)	$(7,277,306)

MM RetireSMART 2025 Fund Class A
Sold	2,141,251	$25,994,691	973,194	$12,078,753
Issued as reinvestment of dividends	-	-	62,670	768,954
Redeemed	(497,354)	(6,120,589)	(198,930)	(2,467,312)

Net increase (decrease)	1,643,897	$19,874,102	836,934	$10,380,395

MM RetireSMART 2025 Fund Class R4*
Sold	691,691	$8,501,947	1,357,552	$17,219,117
Issued as reinvestment of dividends	-	-	57,918	709,859
Redeemed	(390,165)	(4,814,678)	(49,595)	(634,962)

Net increase (decrease)	301,526	$3,687,269	1,365,875	$17,294,014

MM RetireSMART 2025 Fund Class R3*
Sold	1,292,720	$15,960,262	1,777,283	$22,513,617
Issued as reinvestment of dividends	-	-	70,626	865,260
Redeemed	(342,052)	(4,247,278)	(268,603)	(3,408,270)

Net increase (decrease)	950,668	$11,712,984	1,579,306	$19,970,607

MM RetireSMART 2030 Fund Class I*
Sold	908,291	$11,726,525	4,370,280	$57,233,373
Issued as reinvestment of dividends	-	-	180,564	2,306,343
Redeemed	(324,286)	(4,174,249)	(285,645)	(3,679,605)

Net increase (decrease)	584,005	$7,552,276	4,265,199	$55,860,111

MM RetireSMART 2030 Fund Class R5*
Sold	317,219	$4,093,779	365,976	$4,749,759
Issued as reinvestment of dividends	-	-	10,120	127,579
Redeemed	(26,799)	(343,411)	(30,113)	(386,089)

Net increase (decrease)	290,420	$3,750,368	345,983	$4,491,249

70

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2030 Fund Service Class
Sold	2,372,938	$30,349,945	6,795,051	$87,735,356
Issued as reinvestment of dividends	-	-	629,640	8,058,384
Redeemed	(3,383,339)	(43,827,919)	(9,051,023)	(118,726,123)

Net increase (decrease)	(1,010,401)	$(13,477,974)	(1,626,332)	$(22,932,383)

MM RetireSMART 2030 Fund Administrative Class**
Sold	933,046	$11,940,996	3,957,649	$51,156,732
Issued — merger	-	-	5,823,603	73,493,866
Issued as reinvestment of dividends	-	-	433,771	5,545,649
Redeemed	(1,255,139)	(16,147,736)	(3,184,462)	(41,537,418)

Net increase (decrease)	(322,093)	$(4,206,740)	7,030,561	$88,658,829

MM RetireSMART 2030 Fund Class L**
Sold			250,553	$3,170,966
Redeemed			(261,550)	(3,319,128)
Redemptions-merger			(5,814,810)	(73,493,866)

Net increase (decrease)			(5,825,807)	$(73,642,028)

MM RetireSMART 2030 Fund Class A
Sold	2,032,909	$25,478,794	1,554,151	$19,761,588
Issued as reinvestment of dividends	-	-	251,882	3,213,071
Redeemed	(497,678)	(6,302,243)	(2,148,979)	(27,310,200)

Net increase (decrease)	1,535,231	$19,176,551	(342,946)	$(4,335,541)

MM RetireSMART 2030 Fund Class R4*
Sold	538,841	$6,806,187	1,492,591	$19,368,323
Issued as reinvestment of dividends	-	-	59,562	756,014
Redeemed	(224,647)	(2,824,743)	(95,911)	(1,232,061)

Net increase (decrease)	314,194	$3,981,444	1,456,242	$18,892,276

MM RetireSMART 2030 Fund Class R3
Sold	1,565,955	$19,665,150	4,660,267	$59,457,723
Issued as reinvestment of dividends	-	-	188,602	2,367,697
Redeemed	(923,921)	(11,659,346)	(454,165)	(5,695,650)

Net increase (decrease)	642,034	$8,005,804	4,394,704	$56,129,770

MM RetireSMART 2035 Fund Class I*
Sold	647,744	$8,302,137	928,143	$12,209,460
Issued as reinvestment of dividends	-	-	51,489	652,997
Redeemed	(134,013)	(1,725,139)	(53,570)	(701,831)

Net increase (decrease)	513,731	$6,576,998	926,062	$12,160,626

MM RetireSMART 2035 Fund Class R5*
Sold	90,591	$1,164,420	236,048	$3,101,524
Issued as reinvestment of dividends	-	-	10,472	131,390
Redeemed	(27,786)	(347,208)	(20,146)	(262,598)

Net increase (decrease)	62,805	$817,212	226,374	$2,970,316

MM RetireSMART 2035 Fund Service Class
Sold	552,658	$7,040,009	800,799	$10,518,456
Issued as reinvestment of dividends	-	-	29,250	373,998
Redeemed	(67,378)	(868,883)	(1,009,639)	(13,363,340)

Net increase (decrease)	485,280	$6,171,126	(179,590)	$(2,470,886)

71

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2035 Fund Administrative Class**
Sold	215,831	$2,780,535	1,274,914	$16,813,493
Issued — merger	-	-	414,049	5,295,683
Issued as reinvestment of dividends	-	-	78,251	999,285
Redeemed	(135,672)	(1,749,324)	(399,508)	(5,291,768)

Net increase (decrease)	80,159	$1,031,211	1,367,706	$17,816,693

MM RetireSMART 2035 Fund Class L**
Sold			39,625	$502,861
Redeemed			(2,225)	(28,502)
Redemptions-merger			(414,727)	(5,295,683)

Net increase (decrease)			(377,327)	$(4,821,324)

MM RetireSMART 2035 Fund Class A
Sold	1,549,459	$19,393,563	550,187	$7,068,807
Issued as reinvestment of dividends	-	-	49,169	623,403
Redeemed	(248,636)	(3,154,790)	(128,181)	(1,662,199)

Net increase (decrease)	1,300,823	$16,238,773	471,175	$6,030,011

MM RetireSMART 2035 Fund Class R4*
Sold	475,641	$6,042,443	750,604	$9,835,639
Issued as reinvestment of dividends	-	-	33,730	427,138
Redeemed	(164,470)	(2,098,078)	(85,986)	(1,095,386)

Net increase (decrease)	311,171	$3,944,365	698,348	$9,167,391

MM RetireSMART 2035 Fund Class R3*
Sold	1,313,033	$16,735,586	1,395,865	$18,264,021
Issued as reinvestment of dividends	-	-	66,192	837,986
Redeemed	(328,882)	(4,196,643)	(169,135)	(2,195,184)

Net increase (decrease)	984,151	$12,538,943	1,292,922	$16,906,823

MM RetireSMART 2040 Fund Class I*
Sold	595,850	$7,628,291	3,569,356	$47,314,057
Issued as reinvestment of dividends	-	-	232,701	2,943,159
Redeemed	(320,008)	(4,070,527)	(136,252)	(1,764,523)

Net increase (decrease)	275,842	$3,557,764	3,665,805	$48,492,693

MM RetireSMART 2040 Fund Class R5*
Sold	119,307	$1,529,733	151,233	$1,995,766
Issued as reinvestment of dividends	-	-	7,747	96,996
Redeemed	(29,697)	(378,452)	(16,075)	(206,391)

Net increase (decrease)	89,610	$1,151,281	142,905	$1,886,371

MM RetireSMART 2040 Fund Service Class
Sold	1,390,871	$17,643,644	4,179,556	$54,462,658
Issued as reinvestment of dividends	-	-	576,055	7,303,260
Redeemed	(2,536,148)	(32,626,001)	(6,330,373)	(84,008,929)

Net increase (decrease)	(1,145,277)	$(14,982,357)	(1,574,762)	$(22,243,011)

72

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2040 Fund Administrative Class**
Sold	823,456	$10,482,887	2,175,004	$28,469,137
Issued — merger	-	-	3,924,472	50,037,014
Issued as reinvestment of dividends	-	-	429,456	5,432,086
Redeemed	(679,500)	(8,710,940)	(1,778,187)	(23,446,478)

Net increase (decrease)	143,956	$1,771,947	4,750,745	$60,491,759

MM RetireSMART 2040 Fund Class L**
Sold			166,098	$2,120,369
Redeemed			(119,565)	(1,528,188)
Redemptions-merger			(3,915,733)	(50,037,014)

Net increase (decrease)			(3,869,200)	$(49,444,833)

MM RetireSMART 2040 Fund Class A
Sold	1,337,595	$16,593,836	1,021,327	$13,116,004
Issued as reinvestment of dividends	-	-	220,613	2,783,236
Redeemed	(407,219)	(5,125,545)	(1,475,825)	(19,027,602)

Net increase (decrease)	930,376	$11,468,291	(233,885)	$(3,128,362)

MM RetireSMART 2040 Fund Class R4*
Sold	340,976	$4,285,357	994,719	$13,025,828
Issued as reinvestment of dividends	-	-	61,500	771,616
Redeemed	(80,745)	(1,009,216)	(80,459)	(1,043,751)

Net increase (decrease)	260,231	$3,276,141	975,760	$12,753,693

MM RetireSMART 2040 Fund Class R3
Sold	721,435	$8,983,191	1,634,107	$21,089,577
Issued as reinvestment of dividends	-	-	104,833	1,297,871
Redeemed	(509,745)	(6,418,590)	(248,174)	(3,171,940)

Net increase (decrease)	211,690	$2,564,601	1,490,766	$19,215,508

MM RetireSMART 2045 Fund Class I*
Sold	323,998	$4,207,636	550,476	$7,289,859
Issued as reinvestment of dividends	-	-	29,732	380,462
Redeemed	(87,529)	(1,127,086)	(51,569)	(679,477)

Net increase (decrease)	236,469	$3,080,550	528,639	$6,990,844

MM RetireSMART 2045 Fund Class R5*
Sold	32,369	$420,746	133,041	$1,766,770
Issued as reinvestment of dividends	-	-	6,197	78,524
Redeemed	(24,820)	(317,282)	(5,854)	(77,030)

Net increase (decrease)	7,549	$103,464	133,384	$1,768,264

MM RetireSMART 2045 Fund Service Class
Sold	245,201	$3,125,937	610,678	$8,019,079
Issued as reinvestment of dividends	-	-	22,744	291,030
Redeemed	(30,169)	(391,516)	(636,630)	(8,435,324)

Net increase (decrease)	215,032	$2,734,421	(3,208)	$(125,215)

73

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2045 Fund Administrative Class**
Sold	233,568	$2,998,630	388,098	$5,112,717
Issued — merger	-	-	145,213	1,854,376
Issued as reinvestment of dividends	-	-	26,860	343,346
Redeemed	(44,097)	(559,716)	(82,585)	(1,089,954)

Net increase (decrease)	189,471	$2,438,914	477,586	$6,220,485

MM RetireSMART 2045 Fund Class L**
Sold			36,108	$461,415
Redeemed			(3,631)	(46,286)
Redemptions-merger			(145,543)	(1,854,376)

Net increase (decrease)			(113,066)	$(1,439,247)

MM RetireSMART 2045 Fund Class A
Sold	754,582	$9,450,949	377,934	$4,888,460
Issued as reinvestment of dividends	-	-	29,176	370,277
Redeemed	(95,102)	(1,218,866)	(110,602)	(1,422,595)

Net increase (decrease)	659,480	$8,232,083	296,508	$3,836,142

MM RetireSMART 2045 Fund Class R4*
Sold	317,178	$4,031,525	435,857	$5,680,020
Issued as reinvestment of dividends	-	-	17,643	223,384
Redeemed	(81,031)	(1,038,175)	(25,948)	(337,313)

Net increase (decrease)	236,147	$2,993,350	427,552	$5,566,091

MM RetireSMART 2045 Fund Class R3*
Sold	604,345	$7,735,004	844,851	$11,093,165
Issued as reinvestment of dividends	-	-	38,453	486,881
Redeemed	(159,433)	(2,051,215)	(108,654)	(1,421,470)

Net increase (decrease)	444,912	$5,683,789	774,650	$10,158,576

MM RetireSMART 2050 Fund Class I*
Sold	633,794	$5,861,116	2,067,880	$20,806,638
Issued as reinvestment of dividends	-	-	248,101	2,297,138
Redeemed	(162,583)	(1,500,694)	(86,209)	(838,135)

Net increase (decrease)	471,211	$4,360,422	2,229,772	$22,265,641

MM RetireSMART 2050 Fund Class R5*
Sold	29,496	$273,286	90,115	$892,199
Issued as reinvestment of dividends	-	-	8,326	75,599
Redeemed	(12,026)	(107,867)	(10,306)	(97,243)

Net increase (decrease)	17,470	$165,419	88,135	$870,555

MM RetireSMART 2050 Fund Service Class
Sold	1,128,216	$10,409,860	2,592,437	$25,865,486
Issued as reinvestment of dividends	-	-	479,786	4,455,312
Redeemed	(1,373,911)	(12,809,626)	(3,927,392)	(39,876,177)

Net increase (decrease)	(245,695)	$(2,399,766)	(855,169)	$(9,555,379)

74

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2050 Fund Administrative Class**
Sold	604,455	$5,574,926	1,281,848	$12,700,750
Issued — merger	-	-	921,585	8,985,455
Issued as reinvestment of dividends	-	-	294,038	2,726,623
Redeemed	(300,504)	(2,793,157)	(820,796)	(8,311,591)

Net increase (decrease)	303,951	$2,781,769	1,676,675	$16,101,237

MM RetireSMART 2050 Fund Class L**
Sold			68,629	$664,609
Redeemed			(52,964)	(506,909)
Redemptions-merger			(924,850)	(8,985,455)

Net increase (decrease)			(909,185)	$(8,827,755)

MM RetireSMART 2050 Fund Class A
Sold	841,029	$7,610,520	708,408	$6,934,601
Issued as reinvestment of dividends	-	-	158,258	1,467,709
Redeemed	(225,177)	(2,034,976)	(514,667)	(4,989,377)

Net increase (decrease)	615,852	$5,575,544	351,999	$3,412,933

MM RetireSMART 2050 Fund Class R4*
Sold	224,957	$2,051,716	763,147	$7,589,792
Issued as reinvestment of dividends	-	-	90,548	835,322
Redeemed	(57,336)	(522,101)	(52,769)	(517,287)

Net increase (decrease)	167,621	$1,529,615	800,926	$7,907,827

MM RetireSMART 2050 Fund Class R3
Sold	547,174	$4,988,524	1,115,244	$10,988,832
Issued as reinvestment of dividends	-	-	137,793	1,260,341
Redeemed	(461,969)	(4,264,611)	(178,157)	(1,741,805)

Net increase (decrease)	85,205	$723,913	1,074,880	$10,507,368

MM RetireSMART 2055 Fund Class I*
Sold	28,780	$309,774	9,434	$100,197
Issued as reinvestment of dividends	-	-	469	4,965
Redeemed	(5,031)	(54,754)	(9)	(94)

Net increase (decrease)	23,749	$255,020	9,894	$105,068

MM RetireSMART 2055 Fund Class R5*
Sold	7,461	$79,830	25,068	$270,158
Issued as reinvestment of dividends	-	-	962	10,156
Redeemed	(3,172)	(33,253)	(236)	(2,548)

Net increase (decrease)	4,289	$46,577	25,794	$277,766

MM RetireSMART 2055 Fund Service Class
Sold	30,030	$321,513	30,548	$330,336
Issued as reinvestment of dividends	-	-	4,096	43,535
Redeemed	(4,225)	(45,387)	(3,797)	(41,522)

Net increase (decrease)	25,805	$276,126	30,847	$332,349

75

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014

	Shares	Amount	Shares	Amount

MM RetireSMART 2055 Fund Administrative Class**
Sold	42,202	$451,247	56,952	$616,160
Issued — merger	-	-	11,596	121,060
Issued as reinvestment of dividends	-	-	3,094	32,802
Redeemed	(9,504)	(100,053)	(7,444)	(80,025)

Net increase (decrease)	32,698	$351,194	64,198	$689,997

MM RetireSMART 2055 Fund Class L**
Sold			1,311	$13,677
Redeemed			-	-
Redemptions-merger			(11,594)	(121,060)

Net increase (decrease)			(10,283)	$(107,383)

MM RetireSMART 2055 Fund Class A
Sold	278,739	$2,972,433	59,164	$635,109
Issued as reinvestment of dividends	-	-	2,183	23,055
Redeemed	(9,323)	(99,946)	(10,188)	(107,729)

Net increase (decrease)	269,416	$2,872,487	51,159	$550,435

MM RetireSMART 2055 Fund Class R4*
Sold	43,431	$463,326	67,151	$728,486
Issued as reinvestment of dividends	-	-	2,303	24,216
Redeemed	(53,398)	(558,872)	(85)	(899)

Net increase (decrease)	(9,967)	$(95,546)	69,369	$751,803

MM RetireSMART 2055 Fund Class R3*
Sold	197,018	$2,099,286	142,804	$1,546,877
Issued as reinvestment of dividends	-	-	4,564	48,206
Redeemed	(40,596)	(434,885)	(21,863)	(233,652)

Net increase (decrease)	156,422	$1,664,401	125,505	$1,361,431

*	Class commenced operations on April 1, 2014.
**	Class L shares merged into Administrative Class shares on March 14, 2014.
+	Amount is less than 0.5 shares.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2015, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2015, were waived for any redemptions or exchanges subject to such a charge.

76

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$217,861,776	$2,331,653	$(4,813,502)	$(2,481,849)
MM RetireSMART Moderate Fund	391,920,367	13,161,848	(9,801,896)	3,359,952
MM RetireSMART Moderate Growth Fund	320,691,363	16,843,660	(10,126,738)	6,716,922
MM RetireSMART Growth Fund	111,138,285	4,596,408	(3,170,288)	1,426,120
MM RetireSMART In Retirement Fund	92,693,667	630,542	(1,957,661)	(1,327,119)
MM RetireSMART 2010 Fund	104,366,258	768,740	(1,783,666)	(1,014,926)
MM RetireSMART 2015 Fund	85,210,791	369,012	(1,539,142)	(1,170,130)
MM RetireSMART 2020 Fund	576,702,401	13,158,532	(14,252,691)	(1,094,159)
MM RetireSMART 2025 Fund	168,763,615	1,023,401	(3,767,973)	(2,744,572)
MM RetireSMART 2030 Fund	565,459,975	14,576,704	(14,930,578)	(353,874)
MM RetireSMART 2035 Fund	127,519,129	1,033,582	(2,682,710)	(1,649,128)
MM RetireSMART 2040 Fund	340,926,331	9,860,499	(8,535,333)	1,325,166
MM RetireSMART 2045 Fund	69,486,677	572,737	(1,527,251)	(954,514)
MM RetireSMART 2050 Fund	131,202,109	1,756,402	(3,356,935)	(1,600,533)
MM RetireSMART 2055 Fund	10,445,711	46,990	(187,235)	(140,245)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2014, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2017	Expiring 2018
MM RetireSMART In Retirement Fund	$15,805,750	$-
MM RetireSMART 2010 Fund	16,250,948	865,289
MM RetireSMART 2020 Fund	-	2,469,202

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

77

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2014, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
MM RetireSMART Conservative Fund	$5,699,037	$8,806,529	$-
MM RetireSMART Moderate Fund	11,478,006	36,068,890	-
MM RetireSMART Moderate Growth Fund	8,977,263	40,920,063	-
MM RetireSMART Growth Fund	3,042,386	13,237,550	-
MM RetireSMART In Retirement Fund	1,993,825	-	-
MM RetireSMART 2010 Fund	2,709,588	-	-
MM RetireSMART 2015 Fund	1,824,588	952,193	-
MM RetireSMART 2020 Fund	11,679,732	-	-
MM RetireSMART 2025 Fund	3,367,046	1,602,136	-
MM RetireSMART 2030 Fund	21,078,282	1,296,455	-
MM RetireSMART 2035 Fund	2,193,513	1,852,684	-
MM RetireSMART 2040 Fund	11,544,750	9,083,474	-
MM RetireSMART 2045 Fund	1,115,725	1,058,179	-
MM RetireSMART 2050 Fund	3,563,466	9,554,578	-
MM RetireSMART 2055 Fund	135,311	51,624	-

The following Fund(s) have elected to pass through the foreign tax credit for the year December 31, 2014, in the amount of:

Amount
MM RetireSMART Conservative Fund	$20,871
MM RetireSMART Moderate Fund	83,643
MM RetireSMART Moderate Growth Fund	99,784
MM RetireSMART Growth Fund	38,199
MM RetireSMART In Retirement Fund	9,612
MM RetireSMART 2010 Fund	15,045
MM RetireSMART 2015 Fund	10,264
MM RetireSMART 2020 Fund	115,734
MM RetireSMART 2025 Fund	24,894
MM RetireSMART 2030 Fund	147,434
MM RetireSMART 2035 Fund	20,746
MM RetireSMART 2040 Fund	95,217
MM RetireSMART 2045 Fund	12,008
MM RetireSMART 2050 Fund	35,513
MM RetireSMART 2055 Fund	1,381

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2014, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

78

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$96,826	$2,979,020	$(24,909)	$(7,121,340)
MM RetireSMART Moderate Fund	323,071	10,748,564	(50,534)	(7,278,560)
MM RetireSMART Moderate Growth Fund	360,462	11,814,626	(38,667)	(3,231,275)
MM RetireSMART Growth Fund	135,000	4,946,122	(9,513)	(1,818,571)
MM RetireSMART In Retirement Fund	2,105,160	(15,805,750)	(37,809)	(3,830,846)
MM RetireSMART 2010 Fund	2,453,129	(17,116,237)	(35,854)	(4,276,422)
MM RetireSMART 2015 Fund	78,642	1,235,376	(1,901)	(2,640,308)
MM RetireSMART 2020 Fund	13,054,424	(2,469,202)	(120,707)	(15,157,549)
MM RetireSMART 2025 Fund	20,734	2,969,157	(2,470)	(5,868,167)
MM RetireSMART 2030 Fund	125,821	17,433,298	(97,901)	(14,786,580)
MM RetireSMART 2035 Fund	5,626	2,477,232	(1,923)	(4,050,364)
MM RetireSMART 2040 Fund	54,265	11,586,122	(59,799)	(7,369,280)
MM RetireSMART 2045 Fund	945	1,496,087	(1,059)	(2,249,309)
MM RetireSMART 2050 Fund	7,461	4,370,206	(9,359)	(4,508,046)
MM RetireSMART 2055 Fund	222	172,386	(108)	(285,112)

The Funds did not have any unrecognized tax benefits at June 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2015, was as follows:

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	124,442	304,322	63,843	364,921	$3,510,541	$41,195	$-	$(42,541)
MassMutual Premier Core Bond Fund, Class I	5,700,012	816,005	826,850	5,689,167	64,116,917	-	-	(165,921)
MassMutual Premier Disciplined Growth Fund, Class I	642,207	67,314	87,624	621,897	7,512,512	-	-	(7,716)
MassMutual Premier Disciplined Value Fund, Class I	465,585	49,739	46,115	469,209	7,479,196	-	-	42,369
MassMutual Premier High Yield Fund, Class I	324,306	43,266	60,898	306,674	2,849,006	-	-	(37,904)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,669,675	152,138	323,161	1,498,652	15,466,093	-	-	(446,031)
MassMutual Premier International Equity Fund, Class I	176,495	55,168	13,406	218,257	2,745,677	-	-	(41,850)
MassMutual Premier Money Market Fund, Class R5	891,864	5,953,680	197,823	6,647,721	6,647,721	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,042,521	183,330	899,896	2,325,955	24,306,227	-	-	(176,193)
MassMutual Premier Strategic Emerging Markets Fund, Class I	295,448	49,267	46,807	297,908	3,303,803	-	-	(85,024)

79

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	79,470	12,321	16,188	75,603	$1,373,713	$-	$-	$22,211
MassMutual Select Diversified International Fund, Class I	237,661	39,515	17,050	260,126	1,854,701	-	-	(9,815)
MassMutual Select Diversified Value Fund, Class I	112,520	11,431	19,025	104,926	1,565,500	-	-	19,793
MassMutual Select Focused Value Fund, Class I	202,817	21,523	28,289	196,051	4,424,874	-	-	136,876
MassMutual Select Fundamental Growth Fund, Class I	180,390	17,999	33,327	165,062	1,388,173	-	-	(2,321)
MassMutual Select Fundamental Value Fund, Class I	77,455	16,861	11,702	82,614	1,164,851	-	-	41,755
MassMutual Select Growth Opportunities Fund, Class I	97,944	14,926	16,126	96,744	1,178,346	-	-	58,121
MassMutual Select Large Cap Value Fund, Class I	147,877	15,401	21,512	141,766	1,173,823	-	-	(30,910)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	86,531	34,881	27,883	93,529	1,890,224	-	-	134,275
MassMutual Select Mid-Cap Value Fund, Class I	124,489	49,034	29,635	143,888	2,201,489	-	-	139,240
MassMutual Select Overseas Fund, Class I	597,850	121,863	41,135	678,578	5,985,054	-	-	104,554
MassMutual Select Small Cap Growth Equity Fund, Class I	39,701	16,540	12,138	44,103	775,769	-	-	(12,120)
MassMutual Select Small Cap Value Equity Fund, Class I	92,692	10,607	9,005	94,294	1,536,052	-	-	7,580
MassMutual Select Small Company Growth Fund, Class I	34,949	1,906	7,239	29,616	385,604	-	-	(1,293)
MassMutual Select Small Company Value Fund, Class I	29,852	12,039	13,808	28,083	405,517	-	-	(6,583)
MassMutual Select Strategic Bond Fund, Class I	1,038,861	127,460	141,564	1,024,757	10,411,528	-	-	34,224
MassMutual Select Total Return Bond Fund, Class I	1,342,630	315,122	165,522	1,492,230	15,086,444	-	-	(105,499)
MM MSCI EAFE International Index Fund, Class I	380,827	61,323	27,345	414,805	5,380,022	-	-	48,555
MM Russell 2000 Small Cap Index Fund, Class I	130,110	27,034	12,126	145,018	1,859,131	-	-	25,891
MM S&P Mid Cap Index Fund, Class I	182,856	42,636	41,839	183,653	2,506,861	-	-	64,442
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,702,836	219,959	149,276	1,773,519	3,972,683	-	-	(144,177)
Oppenheimer Developing Markets Fund, Class I**	57,052	2,222	24,182	35,092	1,225,764	-	-	(58,300)
Oppenheimer Global Real Estate Fund, Class I**	259,229	30,588	52,176	237,641	2,547,508	15,407	-	73,005
Oppenheimer International Bond Fund, Class I**	1,156,486	288,662	275,600	1,169,548	6,724,903	109,907	-	(48,712)
Oppenheimer Real Estate Fund, Class I**	61,037	4,428	49,714	15,751	423,700	6,434	-	250,647

					$215,379,927	$172,943	$-	$(219,372)

MM RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	257,324	400,397	101,518	556,203	$5,350,669	$73,425	$-	$(72,588)
MassMutual Premier Core Bond Fund, Class I	6,818,053	730,858	1,126,116	6,422,795	72,384,902	-	-	(160,911)
MassMutual Premier Disciplined Growth Fund, Class I	2,115,571	61,316	233,625	1,943,262	23,474,604	-	-	(22,275)
MassMutual Premier Disciplined Value Fund, Class I	1,533,429	63,941	131,445	1,465,925	23,366,846	-	-	121,618
MassMutual Premier High Yield Fund, Class I	655,528	64,726	131,474	588,780	5,469,765	-	-	(129,750)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,868,132	150,823	428,445	1,590,510	16,414,062	-	-	(773,504)
MassMutual Premier International Equity Fund, Class I	731,628	145,836	67,891	809,573	10,184,426	-	-	(208,781)
MassMutual Premier Money Market Fund, Class R5	441,938	3,422,930	124,971	3,739,897	3,739,897	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,501,811	126,582	753,206	1,875,187	19,595,709	-	-	(79,345)
MassMutual Premier Strategic Emerging Markets Fund, Class I	814,315	107,457	98,826	822,946	9,126,469	-	-	(428,840)
MassMutual Select Blue Chip Growth Fund, Class I	432,561	17,322	63,770	386,113	7,015,665	-	-	80,455
MassMutual Select Diversified International Fund, Class I	986,245	77,818	87,415	976,648	6,963,500	-	-	(46,750)

80

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund (Continued)
MassMutual Select Diversified Value Fund, Class I	595,218	17,041	76,425	535,834	$7,994,640	$-	$-	$78,013
MassMutual Select Focused Value Fund, Class I	503,714	14,796	56,573	461,937	10,425,928	-	-	268,131
MassMutual Select Fundamental Growth Fund, Class I	954,780	26,893	138,513	843,160	7,090,973	-	-	(13,367)
MassMutual Select Fundamental Value Fund, Class I	439,638	22,236	39,988	421,886	5,948,598	-	-	139,860
MassMutual Select Growth Opportunities Fund, Class I	535,709	18,512	60,153	494,068	6,017,745	-	-	210,918
MassMutual Select Large Cap Value Fund, Class I	781,681	23,120	80,841	723,960	5,994,388	-	-	(115,452)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	387,657	96,927	92,272	392,312	7,928,621	-	-	576,414
MassMutual Select Mid-Cap Value Fund, Class I	557,400	138,101	90,883	604,618	9,250,652	-	-	417,512
MassMutual Select Overseas Fund, Class I	2,483,128	203,099	202,708	2,483,519	21,904,634	-	-	276,327
MassMutual Select Small Cap Growth Equity Fund, Class I	165,221	24,662	16,478	173,405	3,050,202	-	-	(1,104)
MassMutual Select Small Cap Value Equity Fund, Class I	393,550	17,337	38,439	372,448	6,067,184	-	-	32,802
MassMutual Select Small Company Growth Fund, Class I	148,153	3,356	33,941	117,568	1,530,738	-	-	(7,283)
MassMutual Select Small Company Value Fund, Class I	125,538	17,047	31,065	111,520	1,610,355	-	-	(95,385)
MassMutual Select Strategic Bond Fund, Class I	1,240,102	104,601	197,165	1,147,538	11,658,991	-	-	48,905
MassMutual Select Total Return Bond Fund, Class I	1,623,820	268,064	221,890	1,669,994	16,883,637	-	-	(140,145)
MM MSCI EAFE International Index Fund, Class I	1,578,805	118,250	136,778	1,560,277	20,236,794	-	-	241,178
MM Russell 2000 Small Cap Index Fund, Class I	551,205	70,332	46,107	575,430	7,377,010	-	-	87,996
MM S&P Mid Cap Index Fund, Class I	818,220	80,605	118,950	779,875	10,645,299	-	-	342,058
Oppenheimer Commodity Strategy Total Return Fund, Class I**	4,819,211	374,452	503,405	4,690,258	10,506,179	-	-	(487,285)
Oppenheimer Developing Markets Fund, Class I**	164,050	2,142	68,371	97,821	3,416,901	-	-	(26,558)
Oppenheimer Global Real Estate Fund, Class I**	752,080	64,227	165,421	650,886	6,977,503	42,585	-	247,450
Oppenheimer International Bond Fund, Class I**	1,555,771	312,116	388,065	1,479,822	8,508,977	142,082	-	(79,074)
Oppenheimer Real Estate Fund, Class I**	174,935	8,511	140,031	43,415	1,167,856	17,493	-	743,219

					$395,280,319	$275,585	$-	$1,024,459

MM RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	335,435	400,778	130,900	605,313	$5,823,115	$90,874	$-	$(93,659)
MassMutual Premier Core Bond Fund, Class I	1,693,035	443,252	609,100	1,527,187	17,211,395	-	-	(58,893)
MassMutual Premier Disciplined Growth Fund, Class I	1,978,761	51,234	160,684	1,869,311	22,581,272	-	-	(16,799)
MassMutual Premier Disciplined Value Fund, Class I	1,434,306	66,708	91,173	1,409,841	22,472,870	-	-	82,720
MassMutual Premier High Yield Fund, Class I	890,667	110,142	203,750	797,059	7,404,675	-	-	(154,854)
MassMutual Premier Inflation-Protected and Income Fund, Class I	502,915	92,738	178,068	417,585	4,309,477	-	-	(211,333)
MassMutual Premier International Equity Fund, Class I	885,690	197,444	56,621	1,026,513	12,913,533	-	-	(173,609)
MassMutual Premier Money Market Fund, Class R5	209,453	1,618,322	234,746	1,593,029	1,593,029	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	472,474	112,590	324,454	260,610	2,723,378	-	-	(48,380)
MassMutual Premier Strategic Emerging Markets Fund, Class I	873,340	116,896	58,459	931,777	10,333,412	-	-	(260,383)
MassMutual Select Blue Chip Growth Fund, Class I	627,300	21,827	75,280	573,847	10,426,803	-	-	96,010
MassMutual Select Diversified International Fund, Class I	1,191,561	97,643	76,262	1,212,942	8,648,277	-	-	(40,244)
MassMutual Select Diversified Value Fund, Class I	855,118	21,988	80,699	796,407	11,882,397	-	-	83,066
MassMutual Select Focused Value Fund, Class I	384,911	10,042	31,945	363,008	8,193,095	-	-	155,797
MassMutual Select Fundamental Growth Fund, Class I	1,371,374	34,620	152,465	1,253,529	10,542,175	-	-	(14,014)

81

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Fundamental Value Fund, Class I	645,966	26,202	45,141	627,027	$8,841,086	$-	$-	$217,725
MassMutual Select Growth Opportunities Fund, Class I	778,072	20,384	64,062	734,394	8,944,920	-	-	224,521
MassMutual Select Large Cap Value Fund, Class I	1,123,371	42,388	89,744	1,076,015	8,909,401	-	-	(126,611)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	398,410	90,172	79,468	409,114	8,268,191	-	-	393,966
MassMutual Select Mid-Cap Value Fund, Class I	573,144	129,197	71,965	630,376	9,644,748	-	-	329,642
MassMutual Select Overseas Fund, Class I	2,998,809	271,045	201,793	3,068,061	27,060,302	-	-	287,055
MassMutual Select Small Cap Growth Equity Fund, Class I	220,527	40,391	20,748	240,170	4,224,597	-	-	47,061
MassMutual Select Small Cap Value Equity Fund, Class I	512,846	32,007	36,967	507,886	8,273,459	-	-	31,244
MassMutual Select Small Company Growth Fund, Class I	190,670	3,994	36,529	158,135	2,058,919	-	-	(7,365)
MassMutual Select Small Company Value Fund, Class I	160,865	40,855	51,527	150,193	2,168,783	-	-	(118,367)
MassMutual Select Strategic Bond Fund, Class I	307,026	59,554	82,231	284,349	2,888,988	-	-	20,283
MassMutual Select Total Return Bond Fund, Class I	426,451	128,338	149,836	404,953	4,094,075	-	-	(60,401)
MM MSCI EAFE International Index Fund, Class I	1,908,858	136,773	114,867	1,930,764	25,042,014	-	-	203,489
MM Russell 2000 Small Cap Index Fund, Class I	727,513	93,852	48,086	773,279	9,913,435	-	-	94,100
MM S&P Mid Cap Index Fund, Class I	839,889	83,196	110,410	812,675	11,093,015	-	-	326,527
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,034,535	359,488	386,359	5,007,664	11,217,167	-	-	(378,412)
Oppenheimer Developing Markets Fund, Class I**	175,776	3,031	67,881	110,926	3,874,661	-	-	26,528
Oppenheimer Global Real Estate Fund, Class I**	794,529	54,960	153,894	695,595	7,456,779	45,678	-	167,779
Oppenheimer International Bond Fund, Class I**	973,777	155,623	239,168	890,232	5,118,832	89,381	-	(56,088)
Oppenheimer Real Estate Fund, Class I**	186,694	6,416	146,418	46,692	1,256,010	19,133	-	724,111

					$327,408,285	$245,066	$-	$1,692,212

MM RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	16,442	55,391	39,489	32,344	$311,146	$5,762	$-	$(8,242)
MassMutual Premier Core Bond Fund, Class I	95,129	66,044	118,878	42,295	476,660	-	-	9,012
MassMutual Premier Disciplined Growth Fund, Class I	590,757	41,024	65,770	566,011	6,837,413	-	-	(16,241)
MassMutual Premier Disciplined Value Fund, Class I	428,201	39,997	41,198	427,000	6,806,374	-	-	32,310
MassMutual Premier High Yield Fund, Class I	40,546	24,472	31,203	33,815	314,140	-	-	(27,831)
MassMutual Premier Inflation-Protected and Income Fund, Class I	40,120	15,775	35,119	20,776	214,412	-	-	(6,917)
MassMutual Premier International Equity Fund, Class I	345,483	93,984	34,595	404,872	5,093,284	-	-	(111,655)
MassMutual Premier Money Market Fund, Class R5	35,705	290,935	144,947	181,693	181,693	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	18,834	36,182	42,160	12,856	134,348	-	-	(382)
MassMutual Premier Strategic Emerging Markets Fund, Class I	351,263	61,122	33,616	378,769	4,200,546	-	-	(152,837)
MassMutual Select Blue Chip Growth Fund, Class I	301,449	21,853	43,629	279,673	5,081,649	-	-	45,418
MassMutual Select Diversified International Fund, Class I	465,460	58,645	47,817	476,288	3,395,935	-	-	(29,629)
MassMutual Select Diversified Value Fund, Class I	408,581	27,816	48,248	388,149	5,791,191	-	-	43,581
MassMutual Select Focused Value Fund, Class I	142,070	10,937	17,122	135,885	3,066,916	-	-	60,935
MassMutual Select Fundamental Growth Fund, Class I	655,409	49,753	94,447	610,715	5,136,110	-	-	(14,767)
MassMutual Select Fundamental Value Fund, Class I	312,904	28,683	35,978	305,609	4,309,093	-	-	118,508
MassMutual Select Growth Opportunities Fund, Class I	374,199	28,755	45,106	357,848	4,358,594	-	-	152,377
MassMutual Select Large Cap Value Fund, Class I	536,661	48,110	60,331	524,440	4,342,363	-	-	(88,891)

82

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund (Continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	157,805	39,104	33,067	163,842	$3,311,244	$-	$-	$169,743
MassMutual Select Mid-Cap Value Fund, Class I	226,925	57,301	31,593	252,633	3,865,278	-	-	140,348
MassMutual Select Overseas Fund, Class I	1,171,799	164,062	135,678	1,200,183	10,585,614	-	-	297,421
MassMutual Select Small Cap Growth Equity Fund, Class I	89,502	20,779	10,472	99,809	1,755,640	-	-	(25,542)
MassMutual Select Small Cap Value Equity Fund, Class I	208,373	24,097	21,692	210,778	3,433,574	-	-	14,838
MassMutual Select Small Company Growth Fund, Class I	77,491	4,158	16,220	65,429	851,881	-	-	(4,806)
MassMutual Select Small Company Value Fund, Class I	65,152	15,192	18,251	62,093	896,617	-	-	(50,719)
MassMutual Select Strategic Bond Fund, Class I	15,163	9,546	11,320	13,389	136,035	-	-	683
MassMutual Select Total Return Bond Fund, Class I	34,004	19,790	37,477	16,317	164,965	-	-	(6,316)
MM MSCI EAFE International Index Fund, Class I	745,252	83,176	70,698	757,730	9,827,763	-	-	106,562
MM Russell 2000 Small Cap Index Fund, Class I	295,900	54,394	30,005	320,289	4,106,105	-	-	56,995
MM S&P Mid Cap Index Fund, Class I	332,445	34,064	40,032	326,477	4,456,412	-	-	113,317
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,778,855	209,649	184,758	1,803,746	4,040,391	-	-	(178,594)
Oppenheimer Developing Markets Fund, Class I**	60,310	4,481	20,276	44,515	1,554,899	-	-	(11,137)
Oppenheimer Global Real Estate Fund, Class I**	288,939	30,199	62,712	256,426	2,748,882	16,803	-	81,398
Oppenheimer International Bond Fund, Class I**	65,883	6,481	17,372	54,992	316,203	5,854	-	(3,443)
Oppenheimer Real Estate Fund, Class I**	67,482	5,235	55,578	17,139	461,035	7,039	-	265,537

					$112,564,405	$35,458	$-	$971,034

MM RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	39,568	124,953	26,694	137,827	$1,325,900	$15,186	$-	$(16,505)
MassMutual Premier Core Bond Fund, Class I	1,688,892	419,701	340,049	1,768,544	19,931,489	-	-	7,088
MassMutual Premier Disciplined Growth Fund, Class I	319,811	51,469	55,336	315,944	3,816,604	-	-	(3,333)
MassMutual Premier Disciplined Value Fund, Class I	231,836	38,086	31,762	238,160	3,796,274	-	-	29,018
MassMutual Premier High Yield Fund, Class I	113,907	30,990	37,946	106,951	993,573	-	-	(40,505)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,292,812	190,367	292,037	1,191,142	12,292,590	-	-	(516,317)
MassMutual Premier International Equity Fund, Class I	82,969	33,724	10,453	106,240	1,336,502	-	-	(30,784)
MassMutual Premier Money Market Fund, Class R5	420,577	2,719,012	161,581	2,978,008	2,978,008	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,269,821	166,134	450,695	985,260	10,295,962	-	-	(74,385)
MassMutual Premier Strategic Emerging Markets Fund, Class I	161,102	29,200	32,010	158,292	1,755,457	-	-	20,600
MassMutual Select Blue Chip Growth Fund, Class I	38,669	8,783	10,104	37,348	678,622	-	-	14,014
MassMutual Select Diversified International Fund, Class I	111,724	27,863	13,314	126,273	900,329	-	-	(6,200)
MassMutual Select Diversified Value Fund, Class I	54,800	9,247	12,204	51,843	773,494	-	-	12,817
MassMutual Select Focused Value Fund, Class I	105,567	17,083	18,542	104,108	2,349,709	-	-	67,962
MassMutual Select Fundamental Growth Fund, Class I	87,838	14,179	20,405	81,612	686,357	-	-	(1,326)
MassMutual Select Fundamental Value Fund, Class I	37,630	11,208	8,021	40,817	575,516	-	-	24,045
MassMutual Select Growth Opportunities Fund, Class I	47,659	10,560	10,403	47,816	582,395	-	-	37,627
MassMutual Select Large Cap Value Fund, Class I	72,087	12,158	14,194	70,051	580,021	-	-	(20,309)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	38,466	21,261	17,095	42,632	861,592	-	-	62,270
MassMutual Select Mid-Cap Value Fund, Class I	55,414	26,966	16,866	65,514	1,002,358	-	-	79,101
MassMutual Select Overseas Fund, Class I	280,378	82,868	31,663	331,583	2,924,563	-	-	76,454

83

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund (Continued)
MassMutual Select Small Cap Growth Equity Fund, Class I	18,330	6,312	3,790	20,852	$366,780	$-	$-	$(4,617)
MassMutual Select Small Cap Value Equity Fund, Class I	42,346	7,436	5,399	44,383	722,998	-	-	4,599
MassMutual Select Small Company Growth Fund, Class I	15,853	1,624	3,550	13,927	181,328	-	-	(707)
MassMutual Select Small Company Value Fund, Class I	13,586	5,848	6,155	13,279	191,742	-	-	(4,455)
MassMutual Select Strategic Bond Fund, Class I	302,384	62,944	51,727	313,601	3,186,187	-	-	11,425
MassMutual Select Total Return Bond Fund, Class I	405,358	133,491	70,195	468,654	4,738,097	-	-	(45,936)
MM MSCI EAFE International Index Fund, Class I	179,201	43,433	21,470	201,164	2,609,098	-	-	46,077
MM Russell 2000 Small Cap Index Fund, Class I	59,594	15,858	7,432	68,020	872,015	-	-	15,835
MM S&P Mid Cap Index Fund, Class I	81,280	23,611	21,639	83,252	1,136,391	-	-	57,123
Oppenheimer Commodity Strategy Total Return Fund, Class I**	892,489	180,535	129,177	943,847	2,114,218	-	-	(125,200)
Oppenheimer Developing Markets Fund, Class I**	26,566	3,086	11,374	18,278	638,460	-	-	(36,419)
Oppenheimer Global Real Estate Fund, Class I**	133,359	23,582	31,286	125,655	1,347,022	8,098	-	45,883
Oppenheimer International Bond Fund, Class I**	440,594	126,443	114,712	452,325	2,600,866	42,368	-	(21,499)
Oppenheimer Real Estate Fund, Class I**	31,943	4,417	28,032	8,328	224,031	3,405	-	118,761

					$91,366,548	$69,057	$-	$(217,798)

MM RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	55,589	136,990	29,573	163,006	$1,568,119	$19,575	$-	$(18,528)
MassMutual Premier Core Bond Fund, Class I	1,845,604	565,689	491,523	1,919,770	21,635,810	-	-	(135,797)
MassMutual Premier Disciplined Growth Fund, Class I	426,016	85,792	93,132	418,676	5,057,601	-	-	(13,625)
MassMutual Premier Disciplined Value Fund, Class I	308,860	64,352	57,129	316,083	5,038,364	-	-	47,880
MassMutual Premier High Yield Fund, Class I	153,869	46,673	52,555	147,987	1,374,801	-	-	(52,192)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,212,234	260,596	340,017	1,132,813	11,690,627	-	-	(386,704)
MassMutual Premier International Equity Fund, Class I	135,022	53,397	26,727	161,692	2,034,083	-	-	(80,436)
MassMutual Premier Money Market Fund, Class R5	205,726	1,732,620	144,981	1,793,365	1,793,365	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	875,094	170,930	328,860	717,164	7,494,366	-	-	(46,813)
MassMutual Premier Strategic Emerging Markets Fund, Class I	179,576	57,370	54,386	182,560	2,024,589	-	-	(14,843)
MassMutual Select Blue Chip Growth Fund, Class I	56,381	13,189	15,351	54,219	985,153	-	-	18,312
MassMutual Select Diversified International Fund, Class I	181,567	46,652	34,180	194,039	1,383,498	-	-	(17,189)
MassMutual Select Diversified Value Fund, Class I	78,883	15,722	19,329	75,276	1,123,120	-	-	19,103
MassMutual Select Focused Value Fund, Class I	118,293	24,740	25,953	117,080	2,642,485	-	-	94,870
MassMutual Select Fundamental Growth Fund, Class I	126,419	24,218	32,360	118,277	994,711	-	-	(3,826)
MassMutual Select Fundamental Value Fund, Class I	55,935	15,834	12,519	59,250	835,432	-	-	13,463
MassMutual Select Growth Opportunities Fund, Class I	69,634	16,010	16,288	69,356	844,756	-	-	49,795
MassMutual Select Large Cap Value Fund, Class I	103,691	20,989	22,937	101,743	842,435	-	-	(33,292)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	73,432	32,054	26,758	78,728	1,591,091	-	-	90,173
MassMutual Select Mid-Cap Value Fund, Class I	105,733	46,431	30,766	121,398	1,857,384	-	-	135,308
MassMutual Select Overseas Fund, Class I	456,056	123,389	82,462	496,983	4,383,388	-	-	176,848
MassMutual Select Small Cap Growth Equity Fund, Class I	31,740	13,724	10,562	34,902	613,930	-	-	(13,311)
MassMutual Select Small Cap Value Equity Fund, Class I	74,715	16,506	16,383	74,838	1,219,107	-	-	12,424

84

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund (Continued)
MassMutual Select Small Company Growth Fund, Class I	27,914	4,364	8,706	23,572	$306,902	$-	$-	$(2,435)
MassMutual Select Small Company Value Fund, Class I	23,843	8,526	10,018	22,351	322,751	-	-	(13,131)
MassMutual Select Strategic Bond Fund, Class I	330,544	87,277	78,786	339,035	3,444,591	-	-	16,284
MassMutual Select Total Return Bond Fund, Class I	443,219	173,622	109,876	506,965	5,125,420	-	-	(37,569)
MM MSCI EAFE International Index Fund, Class I	291,173	75,084	56,286	309,971	4,020,329	-	-	77,082
MM Russell 2000 Small Cap Index Fund, Class I	104,693	32,237	21,370	115,560	1,481,477	-	-	30,902
MM S&P Mid Cap Index Fund, Class I	155,100	44,034	42,796	156,338	2,134,014	-	-	32,097
Oppenheimer Commodity Strategy Total Return Fund, Class I**	985,950	277,567	211,375	1,052,142	2,356,799	-	-	(185,188)
Oppenheimer Developing Markets Fund, Class I**	34,864	2,759	17,285	20,338	710,410	-	-	(41,159)
Oppenheimer Global Real Estate Fund, Class I**	152,230	35,118	44,101	143,247	1,535,608	9,407	-	57,690
Oppenheimer International Bond Fund, Class I**	436,578	169,331	148,413	457,496	2,630,601	43,414	-	(30,366)
Oppenheimer Real Estate Fund, Class I**	36,165	7,141	33,856	9,450	254,215	3,965	-	127,376

					$103,351,332	$76,361	$-	$(126,797)

MM RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	27,887	105,996	7,041	126,842	$1,220,218	$14,395	$-	$(4,098)
MassMutual Premier Core Bond Fund, Class I	965,982	736,931	282,026	1,420,887	16,013,397	-	-	55,043
MassMutual Premier Disciplined Growth Fund, Class I	286,702	157,888	67,888	376,702	4,550,563	-	-	(1,279)
MassMutual Premier Disciplined Value Fund, Class I	207,850	118,098	41,717	284,231	4,530,646	-	-	39,234
MassMutual Premier High Yield Fund, Class I	100,084	63,270	40,316	123,038	1,143,026	-	-	(47,066)
MassMutual Premier Inflation-Protected and Income Fund, Class I	619,885	377,016	187,956	808,945	8,348,312	-	-	(30,550)
MassMutual Premier International Equity Fund, Class I	97,383	75,586	19,888	153,081	1,925,759	-	-	(58,869)
MassMutual Premier Money Market Fund, Class R5	76,196	952,731	38,080	990,847	990,847	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	401,746	214,468	159,292	456,922	4,774,838	-	-	(12,884)
MassMutual Premier Strategic Emerging Markets Fund, Class I	118,478	88,779	53,238	154,019	1,708,069	-	-	(22,754)
MassMutual Select Blue Chip Growth Fund, Class I	44,889	25,636	16,573	53,952	980,303	-	-	23,376
MassMutual Select Diversified International Fund, Class I	130,946	80,357	26,631	184,672	1,316,712	-	-	(12,558)
MassMutual Select Diversified Value Fund, Class I	62,158	34,072	21,349	74,881	1,117,217	-	-	23,350
MassMutual Select Focused Value Fund, Class I	72,656	40,494	16,519	96,631	2,180,964	-	-	(9,017)
MassMutual Select Fundamental Growth Fund, Class I	99,611	52,432	34,267	117,776	990,500	-	-	(518)
MassMutual Select Fundamental Value Fund, Class I	45,154	27,198	13,393	58,959	831,317	-	-	6,359
MassMutual Select Growth Opportunities Fund, Class I	55,526	31,197	17,680	69,043	840,944	-	-	17,046
MassMutual Select Large Cap Value Fund, Class I	81,744	45,566	26,147	101,163	837,630	-	-	(36,953)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	53,804	45,353	20,961	78,196	1,580,349	-	-	21,544
MassMutual Select Mid-Cap Value Fund, Class I	77,565	65,403	22,329	120,639	1,845,776	-	-	27,913
MassMutual Select Overseas Fund, Class I	328,459	199,308	59,104	468,663	4,133,604	-	-	2,550
MassMutual Select Small Cap Growth Equity Fund, Class I	22,969	23,524	12,620	33,873	595,834	-	-	(17,683)
MassMutual Select Small Cap Value Equity Fund, Class I	54,069	31,298	12,537	72,830	1,186,397	-	-	11,447
MassMutual Select Small Company Growth Fund, Class I	20,062	8,704	5,801	22,965	299,007	-	-	1,535
MassMutual Select Small Company Value Fund, Class I	17,133	15,514	10,855	21,792	314,682	-	-	(14,706)
MassMutual Select Strategic Bond Fund, Class I	173,052	118,043	40,555	250,540	2,545,486	-	-	7,878
MassMutual Select Total Return Bond Fund, Class I	232,713	199,603	58,304	374,012	3,781,262	-	-	(5,880)

85

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund (Continued)
MM MSCI EAFE International Index Fund, Class I	210,240	132,996	48,175	295,061	$3,826,944	$-	$-	$(12,744)
MM Russell 2000 Small Cap Index Fund, Class I	75,788	54,339	17,585	112,542	1,442,783	-	-	(13,927)
MM S&P Mid Cap Index Fund, Class I	113,620	79,855	37,522	155,953	2,128,758	-	-	24,963
Oppenheimer Commodity Strategy Total Return Fund, Class I**	631,099	403,994	155,936	879,157	1,969,312	-	-	(134,158)
Oppenheimer Developing Markets Fund, Class I**	21,325	7,891	11,586	17,630	615,801	-	-	(44,376)
Oppenheimer Global Real Estate Fund, Class I**	97,422	49,690	25,602	121,510	1,302,583	7,645	-	35,989
Oppenheimer International Bond Fund, Class I**	236,565	175,625	72,468	339,722	1,953,399	29,037	-	(15,145)
Oppenheimer Real Estate Fund, Class I**	23,245	12,825	27,987	8,083	217,422	3,210	-	44,170

					$84,040,661	$54,287	$-	$(152,768)

MM RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	353,431	622,865	147,091	829,205	$7,976,954	$113,071	$-	$(100,598)
MassMutual Premier Core Bond Fund, Class I	5,554,235	1,591,733	951,210	6,194,758	69,814,919	-	-	(51,652)
MassMutual Premier Disciplined Growth Fund, Class I	2,961,840	390,575	343,981	3,008,434	36,341,885	-	-	(17,338)
MassMutual Premier Disciplined Value Fund, Class I	2,146,876	310,610	188,749	2,268,737	36,163,665	-	-	172,908
MassMutual Premier High Yield Fund, Class I	1,029,355	191,829	297,618	923,566	8,579,929	-	-	(295,510)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,904,922	703,503	669,889	3,938,536	40,645,693	-	-	(1,114,848)
MassMutual Premier International Equity Fund, Class I	1,071,172	335,131	91,689	1,314,614	16,537,839	-	-	(262,743)
MassMutual Premier Money Market Fund, Class R5	474,560	4,698,208	299,793	4,872,975	4,872,975	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,604,658	429,475	748,284	2,285,849	23,887,126	-	-	(84,964)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,238,114	232,267	141,661	1,328,720	14,735,502	-	-	(662,049)
MassMutual Select Blue Chip Growth Fund, Class I	745,750	106,254	129,620	722,384	13,125,723	-	-	173,174
MassMutual Select Diversified International Fund, Class I	1,442,104	242,322	122,631	1,561,795	11,135,595	-	-	(51,243)
MassMutual Select Diversified Value Fund, Class I	1,019,471	134,049	150,557	1,002,963	14,964,202	-	-	159,638
MassMutual Select Focused Value Fund, Class I	658,045	87,501	73,642	671,904	15,164,873	-	-	312,660
MassMutual Select Fundamental Growth Fund, Class I	1,634,665	209,305	265,478	1,578,492	13,275,120	-	-	(21,203)
MassMutual Select Fundamental Value Fund, Class I	764,812	107,075	82,263	789,624	11,133,699	-	-	306,671
MassMutual Select Growth Opportunities Fund, Class I	924,543	124,207	124,090	924,660	11,262,355	-	-	442,450
MassMutual Select Large Cap Value Fund, Class I	1,340,085	181,695	166,504	1,355,276	11,221,689	-	-	(232,633)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	536,161	181,648	120,801	597,008	12,065,539	-	-	579,672
MassMutual Select Mid-Cap Value Fund, Class I	772,256	262,671	115,026	919,901	14,074,479	-	-	525,134
MassMutual Select Overseas Fund, Class I	3,622,061	685,501	327,228	3,980,334	35,106,543	-	-	515,319
MassMutual Select Small Cap Growth Equity Fund, Class I	240,188	77,769	45,768	272,189	4,787,812	-	-	(85,135)
MassMutual Select Small Cap Value Equity Fund, Class I	564,957	84,415	65,472	583,900	9,511,724	-	-	54,161
MassMutual Select Small Company Growth Fund, Class I	210,204	21,611	47,943	183,872	2,394,010	-	-	(11,536)
MassMutual Select Small Company Value Fund, Class I	178,554	43,153	47,412	174,295	2,516,820	-	-	(127,318)
MassMutual Select Strategic Bond Fund, Class I	991,893	247,545	140,503	1,098,935	11,165,179	-	-	30,746
MassMutual Select Total Return Bond Fund, Class I	1,357,129	469,939	192,950	1,634,118	16,520,937	-	-	(76,369)
MM MSCI EAFE International Index Fund, Class I	2,313,037	395,064	219,999	2,488,102	32,270,683	-	-	437,593
MM Russell 2000 Small Cap Index Fund, Class I	794,128	185,670	80,255	899,543	11,532,135	-	-	165,979
MM S&P Mid Cap Index Fund, Class I	1,131,258	179,963	125,369	1,185,852	16,186,875	-	-	373,624
Oppenheimer Commodity Strategy Total Return Fund, Class I**	7,041,635	1,145,669	718,990	7,468,314	16,729,023	-	-	(691,570)
Oppenheimer Developing Markets Fund, Class I**	198,703	20,790	64,758	154,735	5,404,899	-	-	(69,599)

86

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
Oppenheimer Global Real Estate Fund, Class I**	1,079,555	180,017	220,970	1,038,602	$11,133,814	$67,073	$-	$308,351
Oppenheimer International Bond Fund, Class I**	1,906,436	530,471	437,977	1,998,930	11,493,846	188,124	-	(84,212)
Oppenheimer Real Estate Fund, Class I**	256,087	31,628	218,043	69,672	1,874,181	28,390	-	981,551

					$575,608,242	$396,658	$-	$1,499,111

MM RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	77,620	255,832	5,148	328,304	$3,158,282	$42,341	$-	$(2,723)
MassMutual Premier Core Bond Fund, Class I	725,095	648,887	254,946	1,119,036	12,611,535	-	-	36,569
MassMutual Premier Disciplined Growth Fund, Class I	620,255	362,346	67,179	915,422	11,058,294	-	-	(8,667)
MassMutual Premier Disciplined Value Fund, Class I	449,780	278,295	37,879	690,196	11,001,729	-	-	31,725
MassMutual Premier High Yield Fund, Class I	342,556	200,448	111,645	431,359	4,007,328	-	-	(135,281)
MassMutual Premier Inflation-Protected and Income Fund, Class I	521,542	347,036	120,520	748,058	7,719,959	-	-	(17,526)
MassMutual Premier International Equity Fund, Class I	253,982	221,160	22,666	452,476	5,692,149	-	-	(67,469)
MassMutual Premier Money Market Fund, Class R5	71,571	1,143,991	77,251	1,138,311	1,138,311	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	296,630	189,786	157,303	329,113	3,439,236	-	-	(6,850)
MassMutual Premier Strategic Emerging Markets Fund, Class I	297,585	207,578	69,863	435,300	4,827,480	-	-	(26,642)
MassMutual Select Blue Chip Growth Fund, Class I	178,343	105,483	33,336	250,490	4,551,397	-	-	45,339
MassMutual Select Diversified International Fund, Class I	340,815	224,544	30,022	535,337	3,816,954	-	-	(14,831)
MassMutual Select Diversified Value Fund, Class I	242,719	140,162	35,188	347,693	5,187,577	-	-	35,511
MassMutual Select Focused Value Fund, Class I	128,459	76,568	13,978	191,049	4,311,981	-	-	(11,510)
MassMutual Select Fundamental Growth Fund, Class I	388,696	219,542	60,817	547,421	4,603,808	-	-	(5,996)
MassMutual Select Fundamental Value Fund, Class I	184,072	111,645	21,972	273,745	3,859,798	-	-	20,333
MassMutual Select Growth Opportunities Fund, Class I	221,278	130,003	30,578	320,703	3,906,168	-	-	23,758
MassMutual Select Large Cap Value Fund, Class I	319,573	189,911	39,755	469,729	3,889,360	-	-	(57,185)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	118,715	97,637	25,613	190,739	3,854,830	-	-	33,142
MassMutual Select Mid-Cap Value Fund, Class I	171,607	143,640	21,211	294,036	4,498,758	-	-	31,636
MassMutual Select Overseas Fund, Class I	851,631	575,884	70,184	1,357,331	11,971,661	-	-	5,739
MassMutual Select Small Cap Growth Equity Fund, Class I	61,718	49,550	10,734	100,534	1,768,398	-	-	(15,394)
MassMutual Select Small Cap Value Equity Fund, Class I	141,201	87,027	14,690	213,538	3,478,528	-	-	11,619
MassMutual Select Small Company Growth Fund, Class I	51,198	25,470	9,889	66,779	869,465	-	-	(2,519)
MassMutual Select Small Company Value Fund, Class I	43,728	34,259	14,452	63,535	917,451	-	-	(32,742)
MassMutual Select Strategic Bond Fund, Class I	129,083	94,279	22,071	201,291	2,045,114	-	-	4,022
MassMutual Select Total Return Bond Fund, Class I	179,420	162,984	44,857	297,547	3,008,197	-	-	(6,840)
MM MSCI EAFE International Index Fund, Class I	548,881	359,220	56,136	851,965	11,049,989	-	-	(27,391)
MM Russell 2000 Small Cap Index Fund, Class I	200,376	146,951	21,207	326,120	4,180,860	-	-	(25,410)
MM S&P Mid Cap Index Fund, Class I	250,441	167,803	38,723	379,521	5,180,462	-	-	21,582
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,536,906	976,233	148,258	2,364,881	5,297,334	-	-	(112,739)
Oppenheimer Developing Markets Fund, Class I**	39,977	25,569	16,274	49,272	1,721,085	-	-	(57,509)
Oppenheimer Global Real Estate Fund, Class I**	231,837	130,952	33,777	329,012	3,527,008	20,379	-	48,369

87

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
Oppenheimer International Bond Fund, Class I**	387,563	270,968	89,155	569,376	$3,273,911	$48,890	$-	$(19,663)
Oppenheimer Real Estate Fund, Class I**	57,858	30,484	66,236	22,106	594,646	8,646	-	104,049

					$166,019,043	$120,256	$-	$(201,494)

MM RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	506,747	880,983	186,214	1,201,516	$11,558,586	$173,309	$-	$(124,471)
MassMutual Premier Core Bond Fund, Class I	2,392,123	1,079,228	1,045,343	2,426,008	27,341,110	-	-	(980)
MassMutual Premier Disciplined Growth Fund, Class I	3,024,212	407,532	330,272	3,101,472	37,465,782	-	-	(11,473)
MassMutual Premier Disciplined Value Fund, Class I	2,192,354	349,695	203,509	2,338,540	37,276,329	-	-	187,976
MassMutual Premier High Yield Fund, Class I	1,637,087	367,466	404,051	1,600,502	14,868,662	-	-	(423,335)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,714,489	411,979	432,629	1,693,839	17,480,419	-	-	(319,212)
MassMutual Premier International Equity Fund, Class I	1,384,201	478,483	135,105	1,727,579	21,732,949	-	-	(380,265)
MassMutual Premier Money Market Fund, Class R5	323,911	3,397,732	480,377	3,241,266	3,241,266	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	828,897	267,507	599,906	496,498	5,188,402	-	-	(60,959)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,428,619	279,819	133,897	1,574,541	17,461,659	-	-	(608,934)
MassMutual Select Blue Chip Growth Fund, Class I	996,456	143,503	167,100	972,859	17,676,850	-	-	219,957
MassMutual Select Diversified International Fund, Class I	1,862,924	355,786	178,903	2,039,807	14,543,821	-	-	(68,514)
MassMutual Select Diversified Value Fund, Class I	1,355,913	181,410	186,465	1,350,858	20,154,803	-	-	199,287
MassMutual Select Focused Value Fund, Class I	592,378	79,903	68,780	603,501	13,621,020	-	-	299,122
MassMutual Select Fundamental Growth Fund, Class I	2,173,671	283,937	331,449	2,126,159	17,880,999	-	-	(28,240)
MassMutual Select Fundamental Value Fund, Class I	1,028,411	149,288	114,269	1,063,430	14,994,364	-	-	421,088
MassMutual Select Growth Opportunities Fund, Class I	1,236,206	168,258	159,081	1,245,383	15,168,766	-	-	564,303
MassMutual Select Large Cap Value Fund, Class I	1,782,531	249,609	206,603	1,825,537	15,115,445	-	-	(285,465)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	620,124	210,804	145,180	685,748	13,858,961	-	-	762,991
MassMutual Select Mid-Cap Value Fund, Class I	893,619	305,311	142,060	1,056,870	16,170,115	-	-	647,056
MassMutual Select Overseas Fund, Class I	4,675,945	966,900	485,130	5,157,715	45,491,047	-	-	1,080,427
MassMutual Select Small Cap Growth Equity Fund, Class I	349,374	103,932	47,765	405,541	7,133,471	-	-	(108,728)
MassMutual Select Small Cap Value Equity Fund, Class I	805,137	137,222	84,942	857,417	13,967,323	-	-	68,452
MassMutual Select Small Company Growth Fund, Class I	296,295	31,836	61,438	266,693	3,472,343	-	-	(15,863)
MassMutual Select Small Company Value Fund, Class I	250,861	87,469	84,700	253,630	3,662,418	-	-	(212,175)
MassMutual Select Strategic Bond Fund, Class I	425,049	137,750	115,890	446,909	4,540,599	-	-	27,678
MassMutual Select Total Return Bond Fund, Class I	612,610	276,005	235,011	653,604	6,607,939	-	-	(22,945)
MM MSCI EAFE International Index Fund, Class I	2,989,603	533,801	277,481	3,245,923	42,099,616	-	-	548,572
MM Russell 2000 Small Cap Index Fund, Class I	1,143,989	277,991	118,411	1,303,569	16,711,754	-	-	234,203
MM S&P Mid Cap Index Fund, Class I	1,307,629	280,100	224,676	1,363,053	18,605,674	-	-	665,584
Oppenheimer Commodity Strategy Total Return Fund, Class I**	7,802,301	1,400,611	828,083	8,374,829	18,759,616	-	-	(795,690)
Oppenheimer Developing Markets Fund, Class I**	253,369	27,085	97,462	182,992	6,391,900	-	-	(5,868)
Oppenheimer Global Real Estate Fund, Class I**	1,217,547	189,508	244,369	1,162,686	12,463,997	75,727	-	322,675
Oppenheimer International Bond Fund, Class I**	1,739,238	502,748	451,989	1,789,997	10,292,480	174,438	-	(99,096)
Oppenheimer Real Estate Fund, Class I**	292,600	36,120	250,444	78,276	2,105,616	32,306	-	1,072,222

					$565,106,101	$455,780	$-	$3,749,380

88

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	41,700	150,236	2,613	189,323	$1,821,284	$24,647	$-	$(1,419)
MassMutual Premier Core Bond Fund, Class I	291,965	326,107	188,890	429,182	4,836,877	-	-	19,881
MassMutual Premier Disciplined Growth Fund, Class I	421,986	283,036	35,823	669,199	8,083,918	-	-	(4,633)
MassMutual Premier Disciplined Value Fund, Class I	306,014	220,423	22,667	503,770	8,030,090	-	-	18,473
MassMutual Premier High Yield Fund, Class I	182,297	127,741	52,127	257,911	2,395,994	-	-	(59,383)
MassMutual Premier Inflation-Protected and Income Fund, Class I	173,784	142,126	60,244	255,666	2,638,471	-	-	(11,163)
MassMutual Premier International Equity Fund, Class I	210,425	207,722	16,528	401,619	5,052,369	-	-	(48,715)
MassMutual Premier Money Market Fund, Class R5	35,757	657,455	52,979	640,233	640,233	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	96,694	81,000	92,268	85,426	892,702	-	-	(5,418)
MassMutual Premier Strategic Emerging Markets Fund, Class I	229,117	185,815	41,244	373,688	4,144,205	-	-	(7,049)
MassMutual Select Blue Chip Growth Fund, Class I	162,405	108,351	26,339	244,417	4,441,048	-	-	34,843
MassMutual Select Diversified International Fund, Class I	282,114	214,399	20,938	475,575	3,390,849	-	-	(9,814)
MassMutual Select Diversified Value Fund, Class I	220,249	144,483	25,389	339,343	5,062,995	-	-	25,255
MassMutual Select Focused Value Fund, Class I	88,270	59,326	8,629	138,967	3,136,494	-	-	(10,157)
MassMutual Select Fundamental Growth Fund, Class I	352,702	228,568	46,046	535,224	4,501,232	-	-	(4,687)
MassMutual Select Fundamental Value Fund, Class I	168,393	115,991	17,210	267,174	3,767,156	-	-	7,951
MassMutual Select Growth Opportunities Fund, Class I	201,562	133,723	21,997	313,288	3,815,843	-	-	18,637
MassMutual Select Large Cap Value Fund, Class I	289,941	196,078	27,574	458,445	3,795,926	-	-	(40,074)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	94,224	84,798	18,042	160,980	3,253,410	-	-	25,475
MassMutual Select Mid-Cap Value Fund, Class I	136,147	125,485	13,523	248,109	3,796,065	-	-	31,737
MassMutual Select Overseas Fund, Class I	705,467	547,542	53,469	1,199,540	10,579,946	-	-	5,980
MassMutual Select Small Cap Growth Equity Fund, Class I	54,317	51,275	9,014	96,578	1,698,813	-	-	(13,555)
MassMutual Select Small Cap Value Equity Fund, Class I	123,593	89,853	10,037	203,409	3,313,535	-	-	8,474
MassMutual Select Small Company Growth Fund, Class I	44,694	26,436	7,654	63,476	826,461	-	-	(1,967)
MassMutual Select Small Company Value Fund, Class I	38,098	38,268	15,500	60,866	878,906	-	-	(33,614)
MassMutual Select Strategic Bond Fund, Class I	51,996	43,329	14,795	80,530	818,184	-	-	2,510
MassMutual Select Total Return Bond Fund, Class I	75,177	73,781	31,950	117,008	1,182,948	-	-	(4,513)
MM MSCI EAFE International Index Fund, Class I	454,265	335,617	33,904	755,978	9,805,028	-	-	9,500
MM Russell 2000 Small Cap Index Fund, Class I	175,944	146,496	14,334	308,106	3,949,913	-	-	(19,401)
MM S&P Mid Cap Index Fund, Class I	198,681	148,984	26,865	320,800	4,378,919	-	-	1,775
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,147,520	863,286	113,428	1,897,378	4,250,127	-	-	(86,051)
Oppenheimer Developing Markets Fund, Class I**	33,787	20,283	11,601	42,469	1,483,432	-	-	(21,803)
Oppenheimer Global Real Estate Fund, Class I**	176,946	111,400	22,201	266,145	2,853,072	16,412	-	29,980
Oppenheimer International Bond Fund, Class I**	206,602	161,942	43,306	325,238	1,870,116	27,147	-	(7,223)
Oppenheimer Real Estate Fund, Class I**	43,980	25,643	51,651	17,972	483,440	7,067	-	78,870

					$125,870,001	$75,273	$-	$(71,298)

MM RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	194,078	333,531	85,639	441,970	$4,251,749	$65,928	$-	$(56,676)
MassMutual Premier Core Bond Fund, Class I	1,185,131	514,794	616,429	1,083,496	12,210,995	-	-	19,350
MassMutual Premier Disciplined Growth Fund, Class I	1,662,946	242,793	214,545	1,691,194	20,429,627	-	-	(6,416)

89

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	1,205,534	213,950	144,539	1,274,945	$20,322,629	$-	$-	$135,629
MassMutual Premier High Yield Fund, Class I	599,425	152,329	178,081	573,673	5,329,423	-	-	(183,665)
MassMutual Premier Inflation-Protected and Income Fund, Class I	586,848	162,795	210,544	539,099	5,563,506	-	-	(144,081)
MassMutual Premier International Equity Fund, Class I	901,967	319,899	114,825	1,107,041	13,926,571	-	-	(321,302)
MassMutual Premier Money Market Fund, Class R5	160,316	1,891,013	296,213	1,755,116	1,755,116	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	379,351	139,281	313,565	205,067	2,142,955	-	-	(25,269)
MassMutual Premier Strategic Emerging Markets Fund, Class I	931,504	216,249	116,206	1,031,547	11,439,855	-	-	(336,179)
MassMutual Select Blue Chip Growth Fund, Class I	747,067	112,205	136,660	722,612	13,129,863	-	-	177,605
MassMutual Select Diversified International Fund, Class I	1,213,806	245,566	152,180	1,307,192	9,320,276	-	-	(56,664)
MassMutual Select Diversified Value Fund, Class I	1,012,493	143,067	152,063	1,003,497	14,972,178	-	-	164,300
MassMutual Select Focused Value Fund, Class I	374,443	55,442	52,106	377,779	8,526,468	-	-	233,543
MassMutual Select Fundamental Growth Fund, Class I	1,623,158	228,288	271,760	1,579,686	13,285,157	-	-	(23,154)
MassMutual Select Fundamental Value Fund, Class I	775,327	123,527	108,825	790,029	11,139,412	-	-	371,968
MassMutual Select Growth Opportunities Fund, Class I	927,403	132,533	134,846	925,090	11,267,601	-	-	477,303
MassMutual Select Large Cap Value Fund, Class I	1,331,152	208,283	182,966	1,356,469	11,231,564	-	-	(251,288)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	408,501	139,343	100,792	447,052	9,034,924	-	-	492,158
MassMutual Select Mid-Cap Value Fund, Class I	588,701	202,786	102,334	689,153	10,544,043	-	-	465,058
MassMutual Select Overseas Fund, Class I	3,046,296	668,404	416,713	3,297,987	29,088,246	-	-	1,136,077
MassMutual Select Small Cap Growth Equity Fund, Class I	233,415	74,459	38,528	269,346	4,737,797	-	-	(82,200)
MassMutual Select Small Cap Value Equity Fund, Class I	537,816	101,736	70,512	569,040	9,269,665	-	-	57,180
MassMutual Select Small Company Growth Fund, Class I	197,675	22,169	42,961	176,883	2,303,021	-	-	(12,517)
MassMutual Select Small Company Value Fund, Class I	167,115	61,229	60,062	168,282	2,429,988	-	-	(145,673)
MassMutual Select Strategic Bond Fund, Class I	208,763	68,896	73,449	204,210	2,074,778	-	-	18,040
MassMutual Select Total Return Bond Fund, Class I	309,763	135,053	149,158	295,658	2,989,098	-	-	(17,891)
MM MSCI EAFE International Index Fund, Class I	1,948,162	367,615	235,944	2,079,833	26,975,433	-	-	481,354
MM Russell 2000 Small Cap Index Fund, Class I	764,704	198,823	99,177	864,350	11,080,971	-	-	200,591
MM S&P Mid Cap Index Fund, Class I	861,044	174,449	145,875	889,618	12,143,282	-	-	434,590
Oppenheimer Commodity Strategy Total Return Fund, Class I**	4,772,077	946,743	638,741	5,080,079	11,379,376	-	-	(612,535)
Oppenheimer Developing Markets Fund, Class I**	157,006	17,194	54,032	120,168	4,197,467	-	-	(12,495)
Oppenheimer Global Real Estate Fund, Class I**	756,829	124,936	165,744	716,021	7,675,750	46,737	-	210,665
Oppenheimer International Bond Fund, Class I**	829,341	230,666	228,609	831,398	4,780,537	81,498	-	(50,509)
Oppenheimer Real Estate Fund, Class I**	182,045	23,435	157,072	48,408	1,302,176	19,956	-	693,979

					$342,251,497	$214,119	$-	$3,430,876

MM RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	9,831	51,351	7,410	53,772	$517,291	$7,264	$-	$(3,865)
MassMutual Premier Core Bond Fund, Class I	90,518	100,748	50,716	140,550	1,584,002	-	-	4,181
MassMutual Premier Disciplined Growth Fund, Class I	211,455	127,613	14,107	324,961	3,925,523	-	-	(754)
MassMutual Premier Disciplined Value Fund, Class I	153,335	98,354	6,777	244,912	3,903,903	-	-	6,025
MassMutual Premier High Yield Fund, Class I	43,323	36,195	8,526	70,992	659,516	-	-	(9,966)

90

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	37,914	44,345	22,791	59,468	$613,705	$-	$-	$(6,092)
MassMutual Premier International Equity Fund, Class I	124,374	112,213	5,273	231,314	2,909,924	-	-	(14,881)
MassMutual Premier Money Market Fund, Class R5	13,391	277,795	27,472	263,714	263,714	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	26,674	29,565	29,442	26,797	280,029	-	-	(1,124)
MassMutual Premier Strategic Emerging Markets Fund, Class I	137,619	106,419	24,035	220,003	2,439,828	-	-	(5,693)
MassMutual Select Blue Chip Growth Fund, Class I	108,165	65,604	13,368	160,401	2,914,483	-	-	18,480
MassMutual Select Diversified International Fund, Class I	166,925	113,242	6,906	273,261	1,948,351	-	-	(2,690)
MassMutual Select Diversified Value Fund, Class I	146,190	87,595	11,135	222,650	3,321,944	-	-	11,834
MassMutual Select Focused Value Fund, Class I	50,740	30,815	3,537	78,018	1,760,859	-	-	(1,610)
MassMutual Select Fundamental Growth Fund, Class I	234,168	140,671	24,148	350,691	2,949,313	-	-	(1,563)
MassMutual Select Fundamental Value Fund, Class I	112,669	71,247	8,587	175,329	2,472,135	-	-	2,700
MassMutual Select Growth Opportunities Fund, Class I	134,328	81,731	10,618	205,441	2,502,277	-	-	13,232
MassMutual Select Large Cap Value Fund, Class I	192,514	121,389	13,064	300,839	2,490,948	-	-	(18,038)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	56,255	45,681	8,087	93,849	1,896,685	-	-	13,708
MassMutual Select Mid-Cap Value Fund, Class I	81,310	68,843	5,383	144,770	2,214,985	-	-	15,759
MassMutual Select Overseas Fund, Class I	417,142	297,426	26,856	687,712	6,065,619	-	-	10,434
MassMutual Select Small Cap Growth Equity Fund, Class I	32,802	28,447	3,980	57,269	1,007,370	-	-	(7,040)
MassMutual Select Small Cap Value Equity Fund, Class I	74,642	50,398	4,043	120,997	1,971,039	-	-	3,517
MassMutual Select Small Company Growth Fund, Class I	26,967	14,268	3,637	37,598	489,531	-	-	(986)
MassMutual Select Small Company Value Fund, Class I	22,936	16,397	3,616	35,717	515,752	-	-	(6,999)
MassMutual Select Strategic Bond Fund, Class I	16,046	14,833	3,105	27,774	282,181	-	-	696
MassMutual Select Total Return Bond Fund, Class I	24,940	23,799	9,211	39,528	399,630	-	-	(1,537)
MM MSCI EAFE International Index Fund, Class I	268,778	179,793	13,945	434,626	5,637,099	-	-	9,010
MM Russell 2000 Small Cap Index Fund, Class I	106,351	82,973	6,010	183,314	2,350,091	-	-	(3,458)
MM S&P Mid Cap Index Fund, Class I	118,585	77,781	8,936	187,430	2,558,421	-	-	7,604
Oppenheimer Commodity Strategy Total Return Fund, Class I**	641,186	428,377	34,142	1,035,421	2,319,343	-	-	(27,068)
Oppenheimer Developing Markets Fund, Class I**	18,379	12,820	6,436	24,763	864,976	-	-	(13,662)
Oppenheimer Global Real Estate Fund, Class I**	100,135	57,481	10,214	147,402	1,580,154	9,153	-	14,145
Oppenheimer International Bond Fund, Class I**	62,257	60,939	9,310	113,886	654,845	9,109	-	(1,363)
Oppenheimer Real Estate Fund, Class I**	24,949	13,810	28,845	9,914	266,697	3,953	-	43,198

					$68,532,163	$29,479	$-	$46,134

MM RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	23,715	79,911	43,641	59,985	$577,056	$9,768	$-	$(11,757)
MassMutual Premier Core Bond Fund, Class I	166,074	116,359	155,340	127,093	1,432,337	-	-	19,254
MassMutual Premier Disciplined Growth Fund, Class I	585,229	140,866	87,410	638,685	7,715,316	-	-	(3,977)
MassMutual Premier Disciplined Value Fund, Class I	424,288	115,763	58,810	481,241	7,670,983	-	-	55,253
MassMutual Premier High Yield Fund, Class I	74,898	39,333	40,919	73,312	681,072	-	-	(36,081)
MassMutual Premier Inflation-Protected and Income Fund, Class I	69,929	33,969	48,039	55,859	576,466	-	-	(7,909)
MassMutual Premier International Equity Fund, Class I	343,468	161,829	50,238	455,059	5,724,641	-	-	(142,294)

91

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Premier Money Market Fund, Class R5	36,401	378,486	103,057	311,830	$311,830	$-	$-	$-
MassMutual Premier Short-Duration Bond Fund, Class I	44,263	42,171	58,705	27,729	289,767	-	-	(1,139)
MassMutual Premier Strategic Emerging Markets Fund, Class I	357,360	131,932	55,547	433,745	4,810,229	-	-	(48,651)
MassMutual Select Blue Chip Growth Fund, Class I	299,079	73,459	57,327	315,211	5,727,378	-	-	72,644
MassMutual Select Diversified International Fund, Class I	461,641	142,105	66,635	537,111	3,829,600	-	-	(26,283)
MassMutual Select Diversified Value Fund, Class I	404,826	97,005	64,038	437,793	6,531,867	-	-	68,590
MassMutual Select Focused Value Fund, Class I	140,602	35,274	22,393	153,483	3,464,102	-	-	54,182
MassMutual Select Fundamental Growth Fund, Class I	648,730	159,990	119,271	689,449	5,798,262	-	-	(10,566)
MassMutual Select Fundamental Value Fund, Class I	310,973	82,959	49,262	344,670	4,859,845	-	-	52,547
MassMutual Select Growth Opportunities Fund, Class I	371,352	92,708	60,326	403,734	4,917,481	-	-	172,463
MassMutual Select Large Cap Value Fund, Class I	532,417	141,408	82,081	591,744	4,899,639	-	-	(113,082)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	156,028	67,533	39,045	184,516	3,729,076	-	-	139,979
MassMutual Select Mid-Cap Value Fund, Class I	224,974	99,835	40,181	284,628	4,354,807	-	-	160,761
MassMutual Select Overseas Fund, Class I	1,157,606	378,340	183,493	1,352,453	11,928,635	-	-	243,533
MassMutual Select Small Cap Growth Equity Fund, Class I	89,888	39,382	16,807	112,463	1,978,217	-	-	(25,689)
MassMutual Select Small Cap Value Equity Fund, Class I	206,625	61,801	30,922	237,504	3,868,938	-	-	25,581
MassMutual Select Small Company Growth Fund, Class I	75,600	14,725	16,561	73,764	960,413	-	-	(4,744)
MassMutual Select Small Company Value Fund, Class I	64,013	26,784	20,535	70,262	1,014,581	-	-	(51,356)
MassMutual Select Strategic Bond Fund, Class I	28,739	16,594	16,637	28,696	291,550	-	-	2,095
MassMutual Select Total Return Bond Fund, Class I	49,980	31,845	42,872	38,953	393,820	-	-	(7,829)
MM MSCI EAFE International Index Fund, Class I	741,451	218,081	105,429	854,103	11,077,715	-	-	179,625
MM Russell 2000 Small Cap Index Fund, Class I	293,972	109,315	43,534	359,753	4,612,030	-	-	37,496
MM S&P Mid Cap Index Fund, Class I	328,798	93,859	54,402	368,255	5,026,678	-	-	96,056
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,768,008	552,199	284,339	2,035,868	4,560,345	-	-	(243,113)
Oppenheimer Developing Markets Fund, Class I**	57,583	10,462	19,924	48,121	1,680,879	-	-	(24,343)
Oppenheimer Global Real Estate Fund, Class I**	281,324	72,073	64,053	289,344	3,101,768	18,423	-	88,927
Oppenheimer International Bond Fund, Class I**	114,718	34,827	31,656	117,889	677,862	11,352	-	(5,835)
Oppenheimer Real Estate Fund, Class I**	68,086	13,772	62,290	19,568	526,391	7,915	-	220,340

					$129,601,576	$47,458	$-	$924,678

MM RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	621	7,932	3,985	4,568	$43,944	$675	$-	$(82)
MassMutual Premier Core Bond Fund, Class I	7,171	12,936	9,863	10,244	115,453	-	-	(230)
MassMutual Premier Disciplined Growth Fund, Class I	25,055	30,279	4,522	50,812	613,809	-	-	(1,006)
MassMutual Premier Disciplined Value Fund, Class I	18,175	23,129	3,107	38,197	608,859	-	-	2,057
MassMutual Premier High Yield Fund, Class I	3,565	4,431	2,034	5,962	55,384	-	-	(2,526)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,003	4,847	3,355	4,495	46,389	-	-	(863)
MassMutual Premier International Equity Fund, Class I	14,742	24,243	2,996	35,989	452,743	-	-	(9,718)
MassMutual Premier Money Market Fund, Class R5	1,113	27,286	3,910	24,489	24,489	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,980	3,636	3,371	2,245	23,460	-	-	(126)
MassMutual Premier Strategic Emerging Markets Fund, Class I	15,439	23,010	3,487	34,962	387,731	-	-	(2,286)

92

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 6/30/15	Value as of 6/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	12,821	15,226	2,997	25,050	$455,162	$-	$-	$3,460
MassMutual Select Diversified International Fund, Class I	19,780	26,497	3,520	42,757	304,859	-	-	(2,235)
MassMutual Select Diversified Value Fund, Class I	17,330	20,895	3,448	34,777	518,876	-	-	2,805
MassMutual Select Focused Value Fund, Class I	6,013	7,422	1,226	12,209	275,559	-	-	(937)
MassMutual Select Fundamental Growth Fund, Class I	27,744	33,828	6,607	54,965	462,259	-	-	(965)
MassMutual Select Fundamental Value Fund, Class I	13,360	16,628	2,597	27,391	386,212	-	-	975
MassMutual Select Growth Opportunities Fund, Class I	15,928	19,355	3,136	32,147	391,548	-	-	2,867
MassMutual Select Large Cap Value Fund, Class I	22,819	28,611	4,445	46,985	389,036	-	-	(7,113)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	6,665	9,789	1,803	14,651	296,101	-	-	1,724
MassMutual Select Mid-Cap Value Fund, Class I	9,640	15,321	2,373	22,588	345,600	-	-	2,890
MassMutual Select Overseas Fund, Class I	49,331	67,933	9,769	107,495	948,108	-	-	865
MassMutual Select Small Cap Growth Equity Fund, Class I	3,901	6,016	965	8,952	157,466	-	-	(2,086)
MassMutual Select Small Cap Value Equity Fund, Class I	8,846	11,550	1,492	18,904	307,950	-	-	1,181
MassMutual Select Small Company Growth Fund, Class I	3,168	3,484	748	5,904	76,876	-	-	(246)
MassMutual Select Small Company Value Fund, Class I	2,699	3,889	943	5,645	81,521	-	-	(2,251)
MassMutual Select Strategic Bond Fund, Class I	1,369	1,851	929	2,291	23,279	-	-	2
MassMutual Select Total Return Bond Fund, Class I	2,105	3,068	2,039	3,134	31,686	-	-	(479)
MM MSCI EAFE International Index Fund, Class I	31,884	41,695	5,674	67,905	880,724	-	-	(3,436)
MM Russell 2000 Small Cap Index Fund, Class I	12,625	18,002	2,155	28,472	365,016	-	-	(1,811)
MM S&P Mid Cap Index Fund, Class I	14,047	18,138	2,852	29,333	400,398	-	-	1,635
Oppenheimer Commodity Strategy Total Return Fund, Class I**	75,834	99,668	14,100	161,402	361,540	-	-	(12,759)
Oppenheimer Developing Markets Fund, Class I**	2,459	2,507	1,267	3,699	129,190	-	-	(4,189)
Oppenheimer Global Real Estate Fund, Class I**	11,750	13,752	2,425	23,077	247,384	1,319	-	2,903
Oppenheimer International Bond Fund, Class I**	4,930	5,789	1,338	9,381	53,942	687	-	(316)
Oppenheimer Real Estate Fund, Class I**	2,970	3,016	4,391	1,595	42,913	605	-	2,752

					$10,305,466	$3,286	$-	$(29,544)

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings.

93

Notes to Financial Statements (Unaudited) (Continued)

ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2015, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

94

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2015, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, and MM RetireSMART 2055 Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

95

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2014. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that all of the MM RetireSMART target-date Funds, including the MM RetireSMART In Retirement Fund, had achieved third- or fourth-quartile comparative performance in the one-year period, although comparative performance was generally more favorable for the three-year period. MML Advisers noted that small differences in performance among funds in this space can result in significant relative underperformance by ranking. MML Advisers also noted that peer target date funds that had concentrated their investments in the past year in U.S. bonds and U.S. large cap stocks outperformed most other target-date funds. MML Advisers further noted that the MM RetireSMART target-date Funds tend to have more diversified portfolios than many other target date funds, including exposures to commodities, international equities, and small cap stocks. MML Advisers explained that, while it believes that those asset classes will result in desired diversification over time, they can cause the Funds to underperform over relatively short periods like 2014. MML Advisers stated that it considers that the Funds performed as expected in 2014, and is satisfied with the Funds’ performance. MML Advisers noted that the total net expense ratios for the MM RetireSMART target-date Funds range from the second to the fourth quartiles. MML Advisers noted that the expenses of the Funds’ peers are relatively closely grouped, and that the Fund with the highest relative expense ratio – the MM RetireSMART In Retirement Fund – was 13 basis points from the peer median. The Committee noted that the advisory fee for each of the Funds had been lowered to zero in the past year.

The Committee noted that the expense ratios for all of the MM RetireSMART target-risk Funds were in the first quartile. MML Advisers noted that the same factors that detracted from the relative performance of the MM RetireSMART target-date Funds also detracted from the relative performance of the target-risk Funds, and that those Funds also performed as expected in 2014. The Committee noted that the advisory fee for each of the Funds had been lowered to zero in the past year.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

96

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2015:

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Conservative Fund
Class I	$1,000	0.02%	$1,009.20	$0.10	$1,024.70	$0.10
Class R5	1,000	0.12%	1,008.20	0.60	1,024.20	0.60
Service Class	1,000	0.22%	1,008.20	1.10	1,023.70	1.10
Administrative Class	1,000	0.32%	1,008.20	1.59	1,023.20	1.61
Class A	1,000	0.57%	1,006.20	2.84	1,022.00	2.86
Class R4	1,000	0.47%	1,007.20	2.34	1,022.50	2.36
Class R3	1,000	0.72%	1,005.10	3.58	1,021.20	3.61
MM RetireSMART Moderate Fund
Class I	1,000	0.04%	1,016.30	0.20	1,024.60	0.20
Class R5	1,000	0.14%	1,016.30	0.70	1,024.10	0.70
Service Class	1,000	0.24%	1,015.30	1.20	1,023.60	1.20
Administrative Class	1,000	0.34%	1,014.30	1.70	1,023.10	1.71
Class A	1,000	0.59%	1,013.20	2.95	1,021.90	2.96
Class R4	1,000	0.49%	1,014.30	2.45	1,022.40	2.46
Class R3	1,000	0.74%	1,013.20	3.69	1,021.10	3.71

97

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Moderate Growth Fund
Class I	$1,000	0.04%	$1,024.00	$0.20	$1,024.60	$0.20
Class R5	1,000	0.14%	1,024.00	0.70	1,024.10	0.70
Service Class	1,000	0.24%	1,023.00	1.20	1,023.60	1.20
Administrative Class	1,000	0.34%	1,021.90	1.70	1,023.10	1.71
Class A	1,000	0.59%	1,020.90	2.96	1,021.90	2.96
Class R4	1,000	0.49%	1,020.90	2.46	1,022.40	2.46
Class R3	1,000	0.74%	1,019.90	3.71	1,021.10	3.71
MM RetireSMART Growth Fund
Class I	1,000	0.07%	1,026.90	0.35	1,024.40	0.35
Class R5	1,000	0.17%	1,025.90	0.85	1,024.00	0.85
Service Class	1,000	0.27%	1,025.90	1.36	1,023.50	1.35
Administrative Class	1,000	0.37%	1,025.00	1.86	1,023.00	1.86
Class A	1,000	0.62%	1,024.10	3.11	1,021.70	3.11
Class R4	1,000	0.52%	1,024.10	2.61	1,022.20	2.61
Class R3	1,000	0.77%	1,023.20	3.86	1,021.00	3.86
MM RetireSMART In Retirement Fund
Class I	1,000	0.06%	1,009.10	0.30	1,024.50	0.30
Class R5	1,000	0.16%	1,009.10	0.80	1,024.00	0.80
Service Class	1,000	0.26%	1,009.10	1.30	1,023.50	1.30
Administrative Class	1,000	0.36%	1,008.20	1.79	1,023.00	1.81
Class A	1,000	0.61%	1,007.30	3.04	1,021.80	3.06
Class R4	1,000	0.51%	1,008.30	2.54	1,022.30	2.56
Class R3	1,000	0.76%	1,006.40	3.78	1,021.00	3.81
MM RetireSMART 2010 Fund
Class I	1,000	0.04%	1,012.80	0.20	1,024.60	0.20
Class R5	1,000	0.14%	1,012.80	0.70	1,024.10	0.70
Service Class	1,000	0.24%	1,011.90	1.20	1,023.60	1.20
Administrative Class	1,000	0.34%	1,011.90	1.70	1,023.10	1.71
Class A	1,000	0.59%	1,010.30	2.94	1,021.90	2.96
Class R4	1,000	0.49%	1,010.30	2.44	1,022.40	2.46
Class R3	1,000	0.74%	1,009.60	3.69	1,021.10	3.71
MM RetireSMART 2015 Fund
Class I	1,000	0.06%	1,015.70	0.30	1,024.50	0.30
Class R5	1,000	0.16%	1,014.80	0.80	1,024.00	0.80
Service Class	1,000	0.26%	1,013.90	1.30	1,023.50	1.30
Administrative Class	1,000	0.36%	1,013.10	1.80	1,023.00	1.81
Class A	1,000	0.61%	1,012.30	3.04	1,021.80	3.06
Class R4	1,000	0.51%	1,013.20	2.55	1,022.30	2.56
Class R3	1,000	0.76%	1,011.40	3.79	1,021.00	3.81
MM RetireSMART 2020 Fund
Class I	1,000	0.04%	1,017.80	0.20	1,024.60	0.20
Class R5	1,000	0.14%	1,017.80	0.70	1,024.10	0.70
Service Class	1,000	0.24%	1,017.00	1.20	1,023.60	1.20
Administrative Class	1,000	0.34%	1,016.20	1.70	1,023.10	1.71
Class A	1,000	0.59%	1,015.50	2.95	1,021.90	2.96
Class R4	1,000	0.49%	1,016.40	2.45	1,022.40	2.46
Class R3	1,000	0.74%	1,014.20	3.70	1,021.10	3.71

98

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2025 Fund
Class I	$1,000	0.01%	$1,021.30	$0.05	$1,024.70	$0.05
Class R5	1,000	0.11%	1,020.50	0.55	1,024.20	0.55
Service Class	1,000	0.21%	1,020.50	1.05	1,023.80	1.05
Administrative Class	1,000	0.31%	1,019.70	1.55	1,023.30	1.56
Class A	1,000	0.56%	1,019.00	2.80	1,022.00	2.81
Class R4	1,000	0.46%	1,019.10	2.30	1,022.50	2.31
Class R3	1,000	0.71%	1,018.20	3.55	1,021.30	3.56
MM RetireSMART 2030 Fund
Class I	1,000	0.04%	1,024.00	0.20	1,024.60	0.20
Class R5	1,000	0.14%	1,023.20	0.70	1,024.10	0.70
Service Class	1,000	0.24%	1,022.40	1.20	1,023.60	1.20
Administrative Class	1,000	0.34%	1,022.40	1.70	1,023.10	1.71
Class A	1,000	0.59%	1,020.90	2.96	1,021.90	2.96
Class R4	1,000	0.49%	1,021.80	2.46	1,022.40	2.46
Class R3	1,000	0.74%	1,019.50	3.71	1,021.10	3.71
MM RetireSMART 2035 Fund
Class I	1,000	0.05%	1,024.90	0.25	1,024.50	0.25
Class R5	1,000	0.15%	1,023.30	0.75	1,024.10	0.75
Service Class	1,000	0.25%	1,023.90	1.25	1,023.60	1.25
Administrative Class	1,000	0.35%	1,023.10	1.76	1,023.10	1.76
Class A	1,000	0.60%	1,021.70	3.01	1,021.80	3.01
Class R4	1,000	0.50%	1,021.70	2.51	1,022.30	2.51
Class R3	1,000	0.75%	1,020.90	3.76	1,021.10	3.76
MM RetireSMART 2040 Fund
Class I	1,000	0.04%	1,024.20	0.20	1,024.60	0.20
Class R5	1,000	0.14%	1,025.00	0.70	1,024.10	0.70
Service Class	1,000	0.24%	1,024.20	1.20	1,023.60	1.20
Administrative Class	1,000	0.34%	1,023.40	1.71	1,023.10	1.71
Class A	1,000	0.59%	1,021.90	2.96	1,021.90	2.96
Class R4	1,000	0.49%	1,022.80	2.46	1,022.40	2.46
Class R3	1,000	0.74%	1,021.40	3.71	1,021.10	3.71
MM RetireSMART 2045 Fund
Class I	1,000	0.02%	1,026.30	0.10	1,024.70	0.10
Class R5	1,000	0.12%	1,025.50	0.60	1,024.20	0.60
Service Class	1,000	0.22%	1,025.50	1.10	1,023.70	1.10
Administrative Class	1,000	0.32%	1,024.70	1.61	1,023.20	1.61
Class A	1,000	0.57%	1,023.30	2.86	1,022.00	2.86
Class R4	1,000	0.47%	1,024.10	2.36	1,022.50	2.36
Class R3	1,000	0.72%	1,022.50	3.61	1,021.20	3.61
MM RetireSMART 2050 Fund
Class I	1,000	0.02%	1,026.80	0.10	1,024.70	0.10
Class R5	1,000	0.12%	1,025.70	0.60	1,024.20	0.60
Service Class	1,000	0.22%	1,025.60	1.10	1,023.70	1.10
Administrative Class	1,000	0.32%	1,024.50	1.61	1,023.20	1.61
Class A	1,000	0.57%	1,024.70	2.86	1,022.00	2.86
Class R4	1,000	0.47%	1,023.60	2.36	1,022.50	2.36
Class R3	1,000	0.72%	1,022.50	3.61	1,021.20	3.61

99

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*		Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2055 Fund
Class I	$1,000	0.00%[a]	$1,027.00	$0.00	[b]	$1,024.80	$0.00	[b]
Class R5	1,000	0.10%	1,026.00	0.50		1,024.30	0.50
Service Class	1,000	0.20%	1,024.90	1.00		1,023.80	1.00
Administrative Class	1,000	0.30%	1,025.00	1.51		1,023.30	1.51
Class A	1,000	0.55%	1,024.10	2.76		1,022.10	2.76
Class R4	1,000	0.45%	1,024.10	2.26		1,022.60	2.26
Class R3	1,000	0.70%	1,023.10	3.51		1,021.30	3.51

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
a	Amount is less than 0.005%
b	Amount is less than $0.005 per share

100

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981 August 28, 2015

© 2015 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services
is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-37216-00

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 8/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 8/25/15

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 8/25/15